FILE NOS.
                                                                       333-83423
                                                                        811-9491
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                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                           --------------------------

                                    FORM N-1A


            REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933          [X]
                          POST-EFFECTIVE AMENDMENT NO. 21

                                     AND/OR

        REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940      [X]
                                 AMENDMENT NO. 22
                         -------------------------------


                   ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
                              5701 Golden Hills Drive
                               Minneapolis, MN  55416
                                 (763) 765-7330
                          -----------------------------
               NAME AND ADDRESS OF AGENT FOR SERVICE OF PROCESS:

                               H. Bernt von Ohlen
                            Allianz Life Advisers, LLC
                               5701 Golden Hills Drive
                              Minneapolis, MN 55416


                          COPIES OF COMMUNICATIONS TO:

                                Michael J. Radmer
                              DORSEY & WHITNEY LLP
                        50 SOUTH SIXTH STREET, SUITE 1500
                             MINNEAPOLIS, MN 55402

Approximate Date of Proposed Public Offering: May 1, 2007

It is proposed that this filing will become effective (check appropriate box)
         [ ] immediately upon filing pursuant to paragraph (b)
         [ ] on (date) pursuant to paragraph (b)
         [ ] 60 days after filing pursuant to paragraph (a)(1)
         [ ] on (date) pursuant to paragraph (a)(1)
         [ ] 75 days after filing pursuant to paragraph (a)(2) of Rule 485
         [X] on May 1, 2007 pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

         [ ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                               PART A - PROSPECTUS
                             _______________________





ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST




AZL AIM BASIC VALUE FUND
AZL AIM INTERNATIONAL EQUITY FUND
AZL COLUMBIA TECHNOLOGY FUND
(Formerly AZL Oppenheimer Emerging Technologies Fund)
AZL DAVIS NY VENTURE FUND
AZL DREYFUS FOUNDERS EQUITY GROWTH FUND
AZL DREYFUS PREMIER SMALL CAP VALUE FUND
AZL FIRST TRUST TARGET DOUBLE PLAY FUND
AZL FRANKLIN SMALL CAP VALUE FUND
AZL JENNISON 20/20 FOCUS FUND
AZL JENNISON GROWTH FUND
AZL LMP LARGE CAP GROWTH FUND
(Formerly AZL Salomon Brothers Large Cap Growth Fund)
AZL LMP SMALL CAP GROWTH FUND
(Formerly AZL Salomon Brothers Small Cap Growth Fund)
AZL LEGG MASON GROWTH FUND
AZL LEGG MASON VALUE FUND
AZL MONEY MARKET FUND
AZL NEUBERGER BERMAN REGENCY FUND
AZL NACM INTERNATIONAL FUND
AZL OCC OPPORTUNITY FUND
(Formerly AZL Oppenheimer Emerging Growth Fund)




AZL OCC RENAISSANCE FUND
AZL OCC VALUE FUND
AZL OPPENHEIMER DEVELOPING MARKETS FUND
AZL OPPENHEIMER GLOBAL FUND
AZL OPPENHEIMER INTERNATIONAL GROWTH FUND
AZL OPPENHEIMER MAIN STREET FUND
AZL PIMCO FUNDAMENTAL INDEXPLUS TOTAL RETURN FUND
AZL SCHRODER INTERNATIONAL SMALL CAP FUND
AZL S&P 500 INDEX FUND
AZL SMALL CAP STOCK INDEX FUND
AZL TARGETPLUS BALANCED FUND
AZL TARGETPLUS EQUITY FUND
AZL TARGETPLUS GROWTH FUND
AZL TARGETPLUS MODERATE FUND
AZL VAN KAMPEN AGGRESSIVE GROWTH FUND
AZL VAN KAMPEN COMSTOCK FUND
AZL VAN KAMPEN EQUITY AND INCOME FUND
AZL VAN KAMPEN GLOBAL FRANCHISE FUND
AZL VAN KAMPEN GLOBAL REAL ESTATE FUND
AZL VAN KAMPEN GROWTH AND INCOME FUND
AZL VAN KAMPEN MID CAP GROWTH FUND
AZL VAN KAMPEN STRATEGIC GROWTH FUND
(Formerly AZL Van Kampen Emerging Growth Fund)


PROSPECTUS DATED MAY 1, 2007

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ALLIANZ LIFE ADVISERS, LLC (THE "MANAGER")
Shares of each Fund are sold exclusively to certain insurance companies in connection with particular variable annuity contracts and/or variable life insurance policies they issue. The insurance companies invest in shares of the Funds in accordance with instructions received from owners of the applicable annuity or life insurance contract.

This Prospectus must be accompanied or preceded by a current prospectus for the variable annuity contracts or variable life insurance policies that invest in the Funds.

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QUESTIONS?
CALL TOLL FREE AT 1-877-833-7113 OR CONTACT YOUR INVESTMENT REPRESENTATIVE.
The Securities and Exchange Commission has not approved or disapproved the shares described in this Prospectus or determined whether this Prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

This prospectus may contain information on Funds not available under your variable annuity contract or life insurance policy. Please refer to your variable annuity contract or life insurance policy prospectus for information regarding the investment options available to you.

THESE SECURITIES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED BY, ANY BANK OR AN AFFILIATE OF ANY BANK, NOR ARE THEY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION (FDIC), OR ANY OTHER AGENCY OF THE UNITED STATES, OR ANY BANK OR AN AFFILIATE OF ANY BANK; AND ARE SUBJECT TO INVESTMENT RISKS INCLUDING POSSIBLE LOSS OF VALUE.

AZL is a registered trademark of Allianz SE (formerly Allianz AG), which is the ultimate owner of the Manager.

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Not FDIC Insured o May Lose Value o No Bank Guarantee
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The Allianz Variable Insurance Products Trust Prospectus May 1, 2007

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TABLE OF CONTENTS                                           ALLIANZ VIP FUNDS
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TABLE OF CONTENTS



OVERVIEW.................................................3
--------

RISK/RETURN SUMMARY......................................6
    AZL AIM BASIC VALUE FUND.............................6
    AZL AIM INTERNATIONAL EQUITY FUND....................9
    AZL COLUMBIA TECHNOLOGY FUND........................12
    AZL DAVIS NY VENTURE FUND...........................17
    AZL DREYFUS FOUNDERS EQUITY GROWTH FUND.............20
    AZL DREYFUS PREMIER SMALL CAP VALUE FUND............23
    AZL FIRST TRUST TARGET DOUBLE PLAY FUND.............27
    AZL FRANKLIN SMALL CAP VALUE FUND...................31
    AZL JENNISON 20/20 FOCUS FUND.......................35
    AZL JENNISON GROWTH FUND............................40
    AZL LMP LARGE CAP GROWTH FUND.......................44
    AZL LMP SMALL CAP GROWTH FUND.......................48
    AZL LEGG MASON GROWTH FUND..........................52
    AZL LEGG MASON VALUE FUND...........................56
    AZL MONEY MARKET FUND...............................60
    AZL NACM INTERNATIONAL FUND.........................63
    AZL NEUBERGER BERMAN REGENCY FUND...................67
    AZL OCC OPPORTUNITY FUND............................70
    AZL OCC RENAISSANCE FUND............................75
    AZL OCC VALUE FUND..................................79
    AZL OPPENHEIMER DEVELOPING MARKETS FUND.............83
    AZL OPPENHEIMER GLOBAL FUND.........................87
    AZL OPPENHEIMER INTERNATIONAL GROWTH FUND...........91
    AZL OPPENHEIMER MAIN STREET FUND....................95
    AZL PIMCO FUNDAMENTAL INDEXPLUS TOTAL RETURN FUND...98
    AZL SCHRODER INTERNATIONAL SMALL CAP FUND..........103
    AZL S&P 500 INDEX FUND.............................106
    AZL SMALL CAP STOCK INDEX FUND.....................108
    AZL TARGETPLUS BALANCED FUND.......................111
    AZL TARGETPLUS EQUITY FUND.........................120
    AZL TARGETPLUS GROWTH FUND.........................126
    AZL TARGETPLUS MODERATE FUND.......................135
    AZL VAN KAMPEN AGGRESSIVE GROWTH FUND..............144
    AZL VAN KAMPEN COMSTOCK FUND.......................148
    AZL VAN KAMPEN EQUITY AND INCOME FUND..............151
    AZL VAN KAMPEN GLOBAL FRANCHISE FUND...............155
    AZL VAN KAMPEN GLOBAL REAL ESTATE FUND.............159
    AZL VAN KAMPEN GROWTH AND INCOME FUND..............162
    AZL VAN KAMPEN MID CAP GROWTH FUND.................166
    AZL VAN KAMPEN STRATEGIC GROWTH FUND...............169

MORE ABOUT THE FUNDS...................................172
    TEMPORARY DEFENSIVE POSITIONS......................172
    FOREIGN AND EMERGING MARKETS RISK..................172

FUND MANAGEMENT........................................173
    THE MANAGER........................................173
    THE SUBADVISERS OF THE FUNDS.......................173
    THE PORTFOLIO MANAGERS OF THE FUNDS................177
    DUTIES OF THE MANAGER AND SUBADVISERS..............186
    PAYMENTS TO AFFILIATED INSURANCE COMPANIES.........187
    TRANSFER SUPPORTED FEATURES OF CERTAIN ANNUITY
    CONTRACTS..........................................188
    FEES...............................................189
    LEGAL PROCEEDINGS..................................190
    THE ADMINISTRATOR AND DISTRIBUTOR..................200
    THE CUSTODIAN......................................200
    LICENSING ARRANGEMENTS.............................201

SHAREHOLDER INFORMATION................................204
    PRICING OF FUND SHARES.............................204
    MONEY MARKET FUND..................................204
    PURCHASE AND REDEMPTION OF SHARES..................204
    MARKET TIMING......................................205
    DISTRIBUTION (12B-1) FEES..........................205
    DIVIDENDS, DISTRIBUTIONS AND TAXES.................206

FINANCIAL HIGHLIGHTS...................................207


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The Allianz Variable Insurance Products Trust Prospectus May 1, 2007

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OVERVIEW                                                    ALLIANZ VIP FUNDS
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OVERVIEW
The Allianz Variable Insurance Products Trust (the "VIP Trust") offers 40 separate investment portfolios (together, the "Funds" or the "Allianz VIP Funds," and each individually, a "Fund"). Within the scope of an investment program approved by the Board of Trustees to the VIP Funds (the "Board" the "Trustees" or the "Board of Trustees"), the Funds are managed by Allianz Life Advisers, LLC (the "Manager"), which in turn has retained certain asset management firms (the "Subadvisers") to make investment decisions on behalf of the Funds. The Manager selected each Subadviser based on the Subadviser's experience with the investment strategy for which it was selected. Set forth below are the Funds and the corresponding Subadviser. The VIP Trust provides investment vehicles for variable annuity contracts and variable life insurance policies offered by the separate accounts of various life insurance companies affiliated with the Manager. The separate accounts buy, and own, shares of the Funds on behalf of owners of variable annuity contracts and variable life insurance policies who direct purchase payments to subaccounts of the separate accounts that invest in the Funds. Therefore, you cannot directly purchase, nor will you directly own, shares of the Funds.

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The Allianz Variable Insurance Products Trust Prospectus May 1, 2007


----------------------------------------------------------------- --------------------------------------------------------------
FUND                                                              SUBADVISER
----------------------------------------------------------------- --------------------------------------------------------------
----------------------------------------------------------------- --------------------------------------------------------------
AZL AIM Basic Value Fund                                          A I M Capital Management, Inc.
AZL AIM International Equity Fund
----------------------------------------------------------------- --------------------------------------------------------------
----------------------------------------------------------------- --------------------------------------------------------------
AZL Columbia Technology Fund*                                     Columbia Management Advisors, LLC
----------------------------------------------------------------- --------------------------------------------------------------
----------------------------------------------------------------- --------------------------------------------------------------
AZL Davis NY Venture Fund                                         Davis Selected Advisers, L.P.
----------------------------------------------------------------- --------------------------------------------------------------
----------------------------------------------------------------- --------------------------------------------------------------
AZL Dreyfus Founders Equity Growth Fund                           Founders Asset Management LLC
                                                                  (affiliated with the Dreyfus Corporation)
----------------------------------------------------------------- --------------------------------------------------------------
----------------------------------------------------------------- --------------------------------------------------------------
AZL Dreyfus Premier Small Cap Value Fund                          The Dreyfus Corporation
AZL S&P 500 Index Fund                                            (affiliated with Founders Asset Management LLC)
AZL Small Cap Index Fund
----------------------------------------------------------------- --------------------------------------------------------------
----------------------------------------------------------------- --------------------------------------------------------------
AZL First Trust Target Double Play Fund
AZL TargetPLUS Balanced Fund (Equity Portfolio)
AZL TargetPLUS Equity Fund                                        First Trust Advisors, L.P.
AZL TargetPLUS Growth Fund (Equity Portfolio)
AZL TargetPLUS Moderate Fund (Equity Portfolio)
----------------------------------------------------------------- --------------------------------------------------------------
----------------------------------------------------------------- --------------------------------------------------------------
AZL Franklin Small Cap Value Fund                                 Franklin Advisory Services, LLC
----------------------------------------------------------------- --------------------------------------------------------------
----------------------------------------------------------------- --------------------------------------------------------------
AZL Jennison 20/20 Focus Fund                                     Jennison Associates LLC
AZL Jennison Growth Fund                                          (affiliated with Prudential Investment Management, Inc.)
----------------------------------------------------------------- --------------------------------------------------------------
----------------------------------------------------------------- --------------------------------------------------------------
                                                                  ClearBridge Advisors, LLC
AZL LMP Large Cap Growth Fund*                                    (formerly CAM North America, LLC, successor in interest to
AZL LMP Small Cap Growth Fund*                                    Salomon Brothers Asset Management Inc)
----------------------------------------------------------------- --------------------------------------------------------------
----------------------------------------------------------------- --------------------------------------------------------------
AZL Legg Mason Growth Fund                                        Legg Mason Capital Management, Inc.
AZL Legg Mason Value Fund
----------------------------------------------------------------- --------------------------------------------------------------
----------------------------------------------------------------- --------------------------------------------------------------
AZL Money Market Fund                                             Prudential Investment Management, Inc.
                                                                  (affiliated with Jennison Associates LLC)
----------------------------------------------------------------- --------------------------------------------------------------
----------------------------------------------------------------- --------------------------------------------------------------
AZL Neuberger Berman Regency Fund                                 Neuberger Berman Management Inc.
----------------------------------------------------------------- --------------------------------------------------------------
----------------------------------------------------------------- --------------------------------------------------------------
AZL OCC Opportunity Fund*                                         Oppenheimer Capital LLC
AZL OCC Renaissance Fund                                          (affiliated with the Manager)
AZL OCC Value Fund
----------------------------------------------------------------- --------------------------------------------------------------
----------------------------------------------------------------- --------------------------------------------------------------
AZL Oppenheimer Developing Markets Fund                           OppenheimerFunds, Inc.
AZL Oppenheimer Global Fund
AZL Oppenheimer International Growth Fund
AZL Oppenheimer Main Street Fund
----------------------------------------------------------------- --------------------------------------------------------------
----------------------------------------------------------------- --------------------------------------------------------------
AZL PIMCO Fundamental IndexPLUS Total Return Fund                 Pacific Investment Management Company LLC
AZL TargetPLUS Balanced Fund (Fixed Income Portfolio)             (affiliated with the Manager)
AZL TargetPLUS Growth Fund (Fixed Income Portfolio)
AZL TargetPLUS Moderate Fund (Fixed Income Portfolio)
----------------------------------------------------------------- --------------------------------------------------------------
----------------------------------------------------------------- --------------------------------------------------------------
AZL Schroder International Small Cap Fund                         Schroder Investment Management North America Inc.
----------------------------------------------------------------- --------------------------------------------------------------
----------------------------------------------------------------- --------------------------------------------------------------
AZL Van Kampen Aggressive Growth Fund                             Van Kampen Asset Management
AZL Van Kampen Comstock Fund
AZL Van Kampen Equity and Income Fund
AZL Van Kampen Global Franchise Fund
AZL Van Kampen Global Real Estate Fund
AZL Van Kampen Growth and Income Fund
AZL Van Kampen Mid Cap Growth Fund
AZL Van Kampen Strategic Growth Fund *
----------------------------------------------------------------- --------------------------------------------------------------

* The following Funds (Subadvisers) changed effective on the following dates:

DATE                  CURRENT FUND NAME (SUBADVISER)                       PREVIOUS FUND NAME (SUBADVISER)
--------------------- ---------------------------------------------------- -----------------------------------------------------
July 7, 2006          AZL Columbia Technology Fund                         AZL Oppenheimer Emerging Technologies Fund
                      (Columbia Management Advisors, LLC)                  (OppenheimerFunds, Inc.)
--------------------- ---------------------------------------------------- -----------------------------------------------------
August 28, 2006       AZL OCC Opportunity Fund                             AZL Oppenheimer Emerging Growth Fund
                      (Oppenheimer Capital LLC)                            (OppenheimerFunds, Inc.)
--------------------- ---------------------------------------------------- -----------------------------------------------------
November 6, 2006      AZL LMP Large Cap Growth Fund                        AZL Salomon Brothers Large Cap Growth Fund
                      AZL LMP Small Cap Growth Fund                        AZL Salomon Brothers Small Cap Growth Fund
                      AZL Van Kampen Strategic Growth Fund                 AZL Van Kampen Emerging Growth Fund
--------------------- ---------------------------------------------------- -----------------------------------------------------



--------------------------------------------------------------------------------
The Allianz Variable Insurance Products Trust Prospectus May 1, 2007

Certain of the Funds may have names, investment objectives, strategies, portfolio manager(s), and characteristics that are substantially similar to other mutual funds managed by the Subadvisers. However, the asset size, portfolio composition, fees, and expenses of a Fund may be different from those of any similar fund, and performance may be better or worse. No representation is made that the Funds will perform in an equivalent manner to the similar funds. Other funds may be added or removed from the VIP Trust from time to time.

The following funds have names that suggest a focus on a particular type of investment:

AZL AIM International Equity Fund
AZL Columbia Technology Fund
AZL Dreyfus Founders Equity Growth Fund
AZL Dreyfus Premier Small-Cap Value Fund
AZL Franklin Small Cap Value Fund
AZL LMP Large Cap Growth Fund
AZL LMP Small Cap Growth Fund
AZL NACM International Fund
AZL Oppenheimer Developing Markets Fund
AZL TargetPLUS Equity Fund
AZL Van Kampen Global Real Estate Fund
AZL Van Kampen Mid Cap Growth Fund

In accordance with Rule 35d-1 under the Investment Company Act of 1940 (the "1940 Act"), each of these funds has adopted a policy that it will, under normal circumstances, invest at least 80% of its assets (exclusive of collateral received in connection with securities lending) in investments of the type suggested by its name. In addition, although it is not reflected in its name, the AZL Jennison 20/20 Focus Fund has adopted a policy to invest at least 80% of its total assets in up to 40 equity-related securities of U.S. companies that the Subadviser believe have strong capital appreciation potential. For this policy, "assets" means net assets plus the amount of any borrowings for investment purposes. In addition, in appropriate circumstances, synthetic investments may be included in the 80% basket. A Fund's policy to invest at least 80% of its assets in such a manner is not a "fundamental" policy, which means that it may be changed without the vote of a majority of a Fund's outstanding shares as defined in the 1940 Act. The name of each of these Funds may be changed at any time by a vote of the Trustees. However, Rule 35d-1 also requires that shareholders be given written notice at least 60 days prior to any change by a Fund of its 80% investment policy.

The following is a summary of certain key information that describes each Fund's objectives, principal investment strategies, principal investment risks and certain performance information.


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The Allianz Variable Insurance Products Trust Prospectus May 1, 2007

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RISK/RETURN SUMMARY                                    AZL AIM BASIC VALUE FUND
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RISK/RETURN SUMMARY

AZL AIM BASIC VALUE FUND
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INVESTMENT OBJECTIVE AND PRINCIPAL INVESTMENT STRATEGIES
The investment objective of the AZL AIM Basic Value Fund is long-term growth of capital. This objective may be changed by the Trustees of the Fund without shareholder approval.

The Fund seeks to meet this objective by investing, normally, at least 65% of its total assets in equity securities of U.S. issuers that have market capitalizations of greater than $500 million and that the Subadviser believes to be undervalued in relation to long-term earning power or other factors.

The Fund may also invest up to 35% of its total assets in equity securities of U.S. issuers that have market capitalizations of less than $500 million and in investment-grade non-convertible debt securities, U.S. government securities and high-quality money market instruments, all of which are issued by U.S. issuers. The Fund may also invest up to 25% of its total assets in foreign securities.

In selecting investments, the Subadviser seeks to identify those companies whose prospects and growth potential are undervalued by investors and that provide the potential for attractive returns. The Subadviser allocates investments among fixed-income securities based on its views as to the best values then available in the marketplace. The Subadviser considers whether to sell a particular security when any of these factors materially changes.

For temporary defensive purposes, or when cash is temporarily available, the Fund may invest in investment grade, short-term debt instruments, including government, corporate and money market securities. If the Fund invests substantially in such instruments, it may not be pursuing its principal investment strategies and may not achieve its investment objective.


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PRINCIPAL INVESTMENT RISKS
The price per share of the Fund will fluctuate with changes in value of the investments held by the Fund. You may lose money by investing in the Fund. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the FDIC or any other government agency. There is no guarantee that the Fund will achieve its objective. The Fund faces the following general risks:


o MARKET RISK: The values of stocks fluctuate in response to the activities of individual companies and general stock market conditions. Stock prices may decline over short or even extended periods. Stocks are more volatile and riskier than some other forms of investment, such as short-term, high-grade fixed income securities.
o SELECTION RISK: Selection risk is the risk that poor security selection will cause the Fund to underperform other funds with similar investment objectives.
o VALUE STOCKS RISK: A "value" style of investing emphasizes undervalued companies with characteristics for improved valuations. This style of investing is subject to the risk that the valuations never improve or that the returns on "value" equity securities are less than returns on other styles of investing, or the overall stock market.
o CAPITALIZATION RISK: To the extent the Fund invests significantly in small or mid-capitalization companies, it may have capitalization risk. These companies may present additional risk because they have less predictable earnings, more volatile share prices and less liquid securities than large capitalization companies. These securities may fluctuate in value more than those of larger, more established companies and, as a group, may suffer more severe price declines during periods of generally declining stock prices.
o INTEREST RATE RISK: Interest rate risk is the chance that the value of the bonds the Fund holds will decline due to rising interest rates. When interest rates rise, the price of most bonds goes down. The price of a bond is also affected by its maturity. Bonds with longer maturities generally have greater sensitivity to changes in interest rates.
o FOREIGN RISK: Because the Fund may own securities of foreign issuers, it may be subject to risks not usually associated with owning securities of U.S. issuers, such as different accounting, legal and disclosure standards, different trading market and practices, and trading in different currencies.

For more information about Temporary Defensive Positions and Foreign and Emerging Markets Risk, see "More About the Funds."

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The Allianz Variable Insurance Products Trust Prospectus May 1, 2007

A description of the Fund's policies and procedures with respect to the disclosure of the Fund's portfolio holdings is included in the Statement of Additional Information ("SAI").


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WHO MAY WANT TO INVEST?


-------------------------------------------------------------- ------------------------------------------------------------
CONSIDER INVESTING IN THIS FUND IF YOU ARE:                    THIS FUND MAY NOT BE APPROPRIATE FOR SOMEONE:
-------------------------------------------------------------- ------------------------------------------------------------
-------------------------------------------------------------- ------------------------------------------------------------
o   Investing for long-term goals, such as retirement          o   Pursuing an aggressive high growth investment strategy
-------------------------------------------------------------- ------------------------------------------------------------
-------------------------------------------------------------- ------------------------------------------------------------
o   Seeking growth of capital                                  o   Seeking a stable share price
-------------------------------------------------------------- ------------------------------------------------------------
-------------------------------------------------------------- ------------------------------------------------------------
o   Pursuing an approach to "value" investments in equity      o   Investing emergency reserves
    securities
-------------------------------------------------------------- ------------------------------------------------------------


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PERFORMANCE INFORMATION
The following bar chart and table provide an indication of the risks of an investment in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns for one year and since its inception compare with those of a broad measure of market performance.

Both the bar chart and the table assume reinvestment of dividends and distributions, and reflect fee waivers. Without fee waivers, the Fund's performance would have been lower.

The performance of the Fund will vary from year to year. The Fund's performance does not reflect the cost of insurance and separate account charges which are imposed under your variable annuity contract or variable life insurance policy. If they were included, performance would be reduced. Past performance does not indicate how the Fund will perform in the future.

PERFORMANCE BAR CHART AND TABLE
[TO BE UPDATED UPON AMENDMENT]
                      CALENDAR YEAR TOTAL RETURN

                       [INSERT PERFORMANCE BAR CHART HERE]


         HIGHEST AND LOWEST QUARTER RETURNS (FOR PERIODS SHOWN IN THE BAR CHART)
                Highest        [(Q2, 2003)]                 [20.53%]
                Lowest         [(Q1, 2003)]                 [-6.16%]

AVERAGE ANNUAL TOTAL RETURNS
[TO BE UPDATED UPON AMENDMENT]
                                                            ONE YEAR ENDED
                                     INCEPTION            DECEMBER 31, 2006        SINCE INCEPTION
AZL AIM Basic Value Fund             5/1/2002                  _____%                   _____%
Russell 1000 Value Index                                       _____%                   _____%



The Fund's performance is compared to the Russell 1000 Value Index, an unmanaged index that measures performance of certain securities found in the Russell universe with less-than-average growth orientation and low price-to-book and earnings ratios. The index does not reflect the deduction of fees associated with a mutual fund, such as investment management and fund accounting fees. The Fund's performance reflects the deduction of fees for services provided to the Fund. Investors cannot invest directly in an index, although they can invest in the underlying securities.



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The Allianz Variable Insurance Products Trust Prospectus May 1, 2007

FEES AND EXPENSES
ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from Fund assets)
The following expense table indicates the estimated expenses that an investor will incur as a shareholder of the Fund during the current fiscal year. These expenses are reflected in the share price of the Fund. The tables below only reflect Fund expenses. Since the Funds are offered exclusively for variable contracts, there are also additional separate account expenses that would apply. If applicable separate account expenses were included, overall expenses would be higher.

[TO BE UPDATED UPON AMENDMENT]
        Management Fee                                                      .75%
        Distribution (12b-1) Fees                                           .25%
        Other Expenses                                                      .20%
                                                                            ----
        Total Annual Fund Operating Expenses                               1.20%
        Fee Waiver(1)                                                      0.00%
        [Acquired Fund Fees and Expenses](2)                              __.__%
                                                                          ------
        Net Annual Fund Operating Expenses(1)                              1.20%
                                                                           =====


(1) The Manager and the Fund have entered into a written contract limiting operating expenses to 1.20% through April 30, 2008. The Fund is authorized to reimburse the Manager for management fees previously waived and/or for the cost of Other Expenses paid by the Manager provided that such reimbursement will not cause the Fund to exceed any limits in effect at the time of such reimbursement. The Fund's ability to reimburse the Manager in this manner only applies to fees paid or reimbursements made by the Manager within the three fiscal years prior to the date of such reimbursement. Net Annual Fund Operating Expenses shown in the table include Acquired Fund Fees and Expenses and therefore may not equal the Expenses Net of Waivers/Reimbursements contained in the Financial Highlights.
(2) Acquired Fund Fees and Expenses are based on estimated amounts for the current fiscal year.



Please see the contract prospectus for more information regarding the additional fees and expenses associated with your variable contract.

EXPENSE EXAMPLE
Use the following table to compare fees and expenses of the Fund to other investment companies. It illustrates the amount of fees and expenses an investor would pay, assuming (1) a $10,000 investment, (2) 5% annual return, (3) redemption at the end of each time period, and (4) no changes in the Fund's total operating expenses. It does not reflect the effect of any fee or expense waivers. It also does not reflect separate account or insurance contract fees and charges. If it did, the costs shown would be higher. An investor's actual costs may be different.

[TO BE UPDATED UPON AMENDMENT]
      1 YEAR            3 YEARS           5 YEARS          10 YEARS
      [$122]             [$381]           [$660]           [$1,455]




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The Allianz Variable Insurance Products Trust Prospectus May 1, 2007

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RISK/RETURN SUMMARY                           AZL AIM INTERNATIONAL EQUITY FUND
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AZL AIM INTERNATIONAL EQUITY FUND
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INVESTMENT OBJECTIVE AND PRINCIPAL INVESTMENT STRATEGIES
The investment objective of the AZL AIM International Equity Fund is to provide long-term growth of capital. This objective may be changed by the Trustees of the Fund without shareholder approval.

The Fund normally invests at least 80% of its net assets, plus any borrowings for investment purposes, in a diversified portfolio of international equity securities whose issuers are considered by the Fund's Subadviser to have strong earnings momentum. The Fund will provide notice to shareholders at least 60 days prior to any change to this policy. The Fund invests in marketable equity securities of foreign companies that are listed on a recognized foreign or U.S. securities exchange or traded in a foreign or U.S. over-the-counter market. The Fund will normally invest in companies located in at least four countries outside of the United States, emphasizing investment in companies in the developed countries of Western Europe and the Pacific Basin.

At the present time, the Fund's Subadviser intends to invest no more than 20% of the Fund's total assets in foreign companies located in developing countries, i.e., those that are in the initial stages of their industrial cycles. The Fund may invest up to 20% of its total assets in securities exchangeable for or convertible into marketable equity securities of foreign issuers. The Fund may also invest up to 20% of its total assets in high-grade short-term securities and debt securities, including U.S. Government obligations, investment grade corporate bonds, or taxable municipal securities, whether denominated in U.S. dollars or foreign currencies.

The Subadviser focuses on companies that have experienced above-average, long-term growth in earnings and have strong prospects for future growth. In selecting countries in which the Fund will invest, the Subadviser also considers such factors as the prospect for relative economic growth among countries or regions, economic or political conditions, currency exchange fluctuations, tax considerations, and the liquidity of a particular security. The Subadviser considers whether to sell a particular security when any of these factors materially changes.

For temporary defensive purposes, or when cash is temporarily available, the Fund may invest in investment grade, short-term debt instruments, including government, corporate and money market securities. If the Fund invests substantially in such instruments, it may not be pursuing its principal investment strategies and may not achieve its investment objective.



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PRINCIPAL INVESTMENT RISKS
The price per share of the Fund will fluctuate with changes in value of the investments held by the Fund. You may lose money by investing in the Fund. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the FDIC or any other government agency. There is no guarantee that the Fund will achieve its objective. The Fund faces the following general risks:


o MARKET RISK: The values of stocks fluctuate in response to the activities of individual companies and general stock market conditions. Stock prices may decline over short or even extended periods. Stocks are more volatile and riskier than some other forms of investment, such as short-term, high-grade fixed income securities.
o GROWTH STOCKS RISK: The returns on growth stocks may or may not move in tandem with the returns on other styles of investing, or the stock market. Growth stocks may be particularly susceptible to rapid price swings during periods of economic uncertainty or in the event of earnings disappointments. Further, growth stocks typically have little or no dividend income to cushion the effect of adverse market conditions. To the extent a growth style of investing emphasizes certain sectors of the market, such investments will be more sensitive to market, political, regulatory and economic factors affecting those sectors.
o FOREIGN AND EMERGING MARKETS RISK: Because the Fund invests substantially in securities of foreign issuers, it may be subject to risks not usually associated with owning securities of U.S. issuers, such as accounting, legal and disclosure standards, different trading markets and practices, and trading in different currencies. In addition, investments in emerging markets, which the Fund is permitted to make, present greater risk than investing in foreign issuers generally.
o INTEREST RATE RISK: Interest rate risk is the chance that the value of the bonds the Fund holds will decline due to rising interest rates. When interest rates rise, the price of most bonds goes down. The price of a bond is also affected by its maturity. Bonds with longer maturities generally have greater sensitivity to changes in interest rates.

--------------------------------------------------------------------------------
The Allianz Variable Insurance Products Trust Prospectus May 1, 2007

O SELECTION RISK: Selection risk is the risk that poor security selection will cause the Fund to underperform other funds with similar investment objectives.

For more information about Temporary Defensive Positions and Foreign and Emerging Markets Risk, see "More About the Funds."


A description of the Fund's policies and procedures with respect to the disclosure of the Fund's portfolio holdings is included in the SAI.



--------------------------------------------------------------------------------
WHO MAY WANT TO INVEST?


-------------------------------------------------------------- ------------------------------------------------------------
CONSIDER INVESTING IN THIS FUND IF YOU ARE:                    THIS FUND MAY NOT BE APPROPRIATE FOR SOMEONE:
-------------------------------------------------------------- ------------------------------------------------------------
-------------------------------------------------------------- ------------------------------------------------------------
o   Investing for long-term goals, such as retirement           o  Seeking safety of principal
-------------------------------------------------------------- ------------------------------------------------------------
-------------------------------------------------------------- ------------------------------------------------------------
o   Seeking to add an international stock investment to your    o  Seeking a stable share price
    portfolio
-------------------------------------------------------------- ------------------------------------------------------------
-------------------------------------------------------------- ------------------------------------------------------------
o   Seeking capital appreciation and are willing to accept      o  Investing emergency  reserves
    the higher volatility associated with investing in
    foreign stocks
-------------------------------------------------------------- ------------------------------------------------------------


--------------------------------------------------------------------------------
PERFORMANCE INFORMATION
The following bar chart and table provide an indication of the risks of an investment in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns for one year and since its inception compare with those of a broad measure of market performance.

Both the bar chart and the table assume reinvestment of dividends and distributions, and reflect fee waivers. Without fee waivers, the Fund's performance would have been lower.


The performance of the Fund will vary from year to year. The Fund's performance does not reflect the cost of insurance and separate account charges which are imposed under your variable annuity contract or variable life insurance policy. If they were included, performance would be reduced. Past performance does not indicate how the Fund will perform in the future.


PERFORMANCE BAR CHART AND TABLE
[TO BE UPDATED UPON AMENDMENT]

                           CALENDAR YEAR TOTAL RETURN

                       [INSERT PERFORMANCE BAR CHART HERE]


     HIGHEST AND LOWEST QUARTER RETURNS (FOR PERIODS SHOWN IN THE BAR CHART)
                Highest [(Q4, 2003)]                       [14.51%]
                Lowest [(Q1, 2003)]                        [-5.76%]

AVERAGE ANNUAL TOTAL RETURNS
[TO BE UPDATED UPON AMENDMENT]
                                                            ONE YEAR ENDED
                                      INCEPTION            DECEMBER 31, 2006        SINCE INCEPTION
AZL AIM International Equity Fund     5/1/2002                  _____%                   _____%
MSCI EAFE Index                                                 _____%                   _____%



The Fund's performance is compared to the Morgan Stanley Capital International, Europe, Australasia and Far East (MSCI EAFE) Index, an unmanaged market capitalization-weighted equity index comprising 20 of the 48 countries in the MSCI universe and representing the developed world outside of North America. The index does not reflect the deduction of fees associated with a mutual fund, such as investment management and fund accounting fees. The Fund's performance reflects the deduction of fees for services provided to the Fund. Investors cannot invest directly in an index, although they can invest in the underlying securities.


--------------------------------------------------------------------------------
The Allianz Variable Insurance Products Trust Prospectus May 1, 2007

--------------------------------------------------------------------------------
FEES AND EXPENSES
ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from Fund assets)
The following expense table indicates the estimated expenses that an investor will incur as a shareholder of the Fund during the current fiscal year. These expenses are reflected in the share price of the Fund. The table below only reflects Fund expenses. Since the Funds are offered exclusively for variable contracts, there are also additional separate account expenses that would apply. If applicable separate account expenses were included, overall expenses would be higher.

        [TO BE UPDATED UPON AMENDMENT]
        Management Fee                                                      .90%
        Distribution (12b-1) Fees                                           .25%
        Other Expenses                                                      .35%
                                                                            ----
        Total Annual Fund Operating Expenses                               1.50%
        Fee Waiver(1)                                                      0.05%
        [Acquired Fund Fees and Expenses](2)                              __.__%
                                                                          ------
        Net Annual Fund Operating Expenses(1)                              1.45%
                                                                           =====


(1) The Manager and the Fund have entered into a written contract limiting operating expenses to 1.45% through April 30, 2008. The Fund is authorized to reimburse the Manager for management fees previously waived and/or for the cost of Other Expenses paid by the Manager provided that such reimbursement will not cause the Fund to exceed any limits in effect at the time of such reimbursement. The Fund's ability to reimburse the Manager in this manner only applies to fees paid or reimbursements made by the Manager within the three fiscal years prior to the date of such reimbursement. Net Annual Fund Operating Expenses shown in the table include Acquired Fund Fees and Expenses and therefore may not equal the Expenses Net of Waivers/Reimbursements contained in the Financial Highlights.
(2) Acquired Fund Fees and Expenses are based on estimated amounts for the current fiscal year.


Please see the contract prospectus for more information regarding the additional fees and expenses associated with your variable contract.

EXPENSE EXAMPLE
Use the following table to compare fees and expenses of the Fund to other investment companies. It illustrates the amount of fees and expenses an investor would pay, assuming (1) a $10,000 investment, (2) 5% annual return, (3) redemption at the end of each time period, and (4) no changes in the Fund's total operating expenses. It does not reflect the effect of any fee or expense waivers. It also does not reflect separate account or insurance contract fees and charges. If it did, the costs shown would be higher. An investor's actual costs may be different.

[TO BE UPDATED UPON AMENDMENT]
      1 YEAR            3 YEARS           5 YEARS          10 YEARS
      [$148]             [$469]           [$814]           [$1,786]


--------------------------------------------------------------------------------
The Allianz Variable Insurance Products Trust Prospectus May 1, 2007

--------------------------------------------------------------------------------
RISK/RETURN SUMMARY                              AZL COLUMBIA TECHNOLOGY FUND
--------------------------------------------------------------------------------


AZL COLUMBIA TECHNOLOGY FUND
--------------------------------------------------------------------------------
INVESTMENT OBJECTIVE AND PRINCIPAL INVESTMENT STRATEGIES
The investment objective of the AZL Columbia Technology Fund is capital appreciation. This objective may be changed by the Trustees of the Fund without shareholder approval.


Under normal market conditions, the Fund invests at least 80% of its total net assets, plus any borrowings for investment purposes, in stocks of technology companies that may benefit from technological improvements, advancements or developments. The Fund will notify shareholders at least 60 days prior to any changes in this policy.


The Fund invests mainly in common stocks of U.S. and foreign technology companies that the Subadviser believes have, or will develop, products, processes or services that will provide significant technological improvements, advances or developments, as well as those expected to benefit from their extensive reliance on technology in connection with their operations and services. The Fund may invest in companies in all stages of corporate development, ranging from new companies developing a promising technology or scientific advancement to established companies with a record of producing breakthrough products and technologies from research and development efforts. The Fund will invest in companies of all sizes, and expects to invest a significant percentage of its assets in small- and mid-cap companies.

The Fund's current focus includes companies from the following industries:
o biotechnology,
o cable and network broadcasting,
o communications,
o computer hardware,
o computer services and software,
o consumer electronics,
o defense,
o medical devices,
o pharmaceutical, and
o semiconductors.


The industries that the Fund focuses on can be expected to change over time as developments in technology occur.

The Fund may also invest in securities convertible into or exercisable for stock, including preferred stock, warrants and debentures, and certain options and financial futures contracts ("derivatives"). The Fund may also invest in foreign securities, including American Depositary Receipts ("ADRs").

As part of its investment strategy, the Fund may buy and sell securities frequently. For more information, please see the discussion under the heading "Portfolio Turnover" in the section titled "More About the Funds" later in this prospectus.

The Fund may also invest in other securities for temporary defensive purposes, or when cash is temporarily available. For more information, please see the discussion under the heading "Temporary Defensive Positions" in the section titled "More About the Funds" later in this prospectus.


--------------------------------------------------------------------------------
PRINCIPAL INVESTMENT RISKS
The price per share of the Fund will fluctuate with changes in value of the investments held by the Fund. You may lose money by investing in the Fund. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the FDIC or any other government agency. There is no guarantee that the Fund will achieve its objective.

The Fund faces the following general risks:
o MANAGEMENT RISK: The Fund is subject to management risk because its portfolio of securities is actively managed by the Subadviser, and the Subadviser's portfolio management decisions may cause the Fund to underperform other funds with a similar investment objective.

--------------------------------------------------------------------------------
The Allianz Variable Insurance Products Trust Prospectus May 1, 2007

o MARKET RISK: The values of stocks fluctuate in response to the activities of individual companies and general stock market conditions. Stock prices may decline over short or even extended periods. Stocks are more volatile and riskier than some other forms of investment, such as short-term, high-grade fixed income securities.

o SECTOR RISK: The value of the Fund's shares is particularly vulnerable to risks affecting technology companies and/or companies having investments in technology. The technology sector historically has had greater stock price fluctuation as compared to the general market. By focusing on the technology sector of the stock market rather than a broad spectrum of companies, the Fund's share price will be particularly sensitive to market and economic events that affect those technology companies. The stock prices of technology companies during the past few years have been highly volatile, largely due to the rapid pace of product change and development within this sector. This phenomenon may also result in future stock price volatility. In addition, technologies that are dependent on consumer demand may be more sensitive to changes in consumer spending patterns. Technology companies focusing on the information and telecommunications sectors may also be subject to international, federal and state regulations and may be adversely affected by changes in those regulations.

o GROWTH STOCKS RISK: The returns on growth stocks may or may not move in tandem with the returns on other styles of investing, or the stock market. Growth stocks may be particularly susceptible to rapid price swings during periods of economic uncertainty or in the event of earnings disappointments. Further, growth stocks typically have little or no dividend income to cushion the effect of adverse market conditions. To the extent a growth style of investing emphasizes certain sectors of the market, such investments will be more sensitive to market, political, regulatory and economic factors affecting those sectors.
o CAPITALIZATION RISK: To the extent that the Fund invests significantly in stocks of small- or mid-capitalization companies, it will have capitalization risk. These companies may present additional risk because they have less predictable earnings or no earnings, more volatile share prices, and less liquid securities than large capitalization companies. These securities may fluctuate in value more than those of larger, more established companies and, as a group, may suffer more severe price declines during periods of generally declining stock prices.

o FOREIGN RISK: Because the Fund invests substantially in securities of foreign issuers, it may be subject to risks not usually associated with owning securities of U.S. issuers, such as different accounting, legal and disclosure standards, different trading markets and practices, and trading in different currencies.

o INITIAL PUBLIC OFFERINGS RISK: The Fund may invest in initial public offerings (IPOs). By definition, securities issued in IPOs have not traded publicly until the time of their offerings. There may be only a limited number of shares available for trading, the market for those securities may be unseasoned, and the issuer may have a limited operating history. These factors may contribute to price volatility. The limited number of shares available for trading in some IPOs may also make it more difficult for the Fund to buy or sell significant amounts of shares without an unfavorable impact on prevailing prices. In addition, some companies initially offering their shares publicly are involved in relatively new industries or lines of business, which may not be widely understood by investors. Some of the companies involved in new industries may be regarded as developmental stage companies, without revenues or operating income, or the near-term prospects of them. Many IPOs are by small- or micro-cap companies that are undercapitalized.

o ILLIQUID AND RESTRICTED SECURITIES RISK: Investments may be illiquid because they do not have an active trading market, making it difficult to value them or dispose of them promptly at an acceptable price. Restricted securities may have terms that limit their resale to other investors or may require registration under applicable securities laws before they may be sold publicly.

o CONVERTIBLE SECURITIES RISK: The values of the convertible securities in which the Fund may invest also will be affected by market interest rates, the risk that the issuer may default on interest or principal payments and the value of the underlying common stock into which these securities may be converted. Specifically, since these types of convertible securities pay fixed interest and dividends, their values may fall if market interest rates rise, and rise if market interest rates fall. Additionally, an issuer may have the right to buy back certain of the convertible securities at a time and at a price that is unfavorable to the Fund.

o DERIVATIVE INSTRUMENTS RISK: The Fund may invest in stock futures and option contracts, which are traditional types of derivative instruments, in order to hedge a portfolio security. The value of a derivative instrument is generally determined independently from the hedged security and could result in a loss to the Fund when a change in the price

--------------------------------------------------------------------------------
The Allianz Variable Insurance Products Trust Prospectus May 1, 2007 of the derivative does not correlate with a change in the value of the hedged security. Derivatives used for risk management may not have the intended effect and may result in losses or missed opportunities. Derivatives can increase share price volatility and those that involve leverage could magnify losses. Certain types of derivatives involve costs to the Fund that can reduce returns. The other party to a derivatives contract could default.

o FREQUENT TRADING: The Fund may actively and frequently trade its portfolio securities. High portfolio turnover (100% or more) results in higher transaction costs and can adversely affect the Fund's performance.

For more information about Temporary Defensive Positions and Foreign and Emerging Markets Risk, see "More About the Funds."

A description of the Fund's policies and procedures with respect to the disclosure of the Fund's portfolio holdings is included in the SAI.



----------------------------------------------------------------------------------------------------------------------------
WHO MAY WANT TO INVEST?

----------------------------------------------------------------- ---------------------------------------------------------
CONSIDER INVESTING IN THIS FUND IF YOU ARE:                       THIS FUND MAY NOT BE APPROPRIATE FOR SOMEONE:
----------------------------------------------------------------- ---------------------------------------------------------
o   Investing for long-term goals, such as retirement             o   Needing current income
----------------------------------------------------------------- ---------------------------------------------------------
o   Seeking long-term capital appreciation                        o   Seeking safety of principal
-----------------------------------------------------------------
o   Willing to assume the greater risks of share price
    fluctuations that are  typical for an aggressive growth fund focusing on the stocks of emerging technology companies
----------------------------------------------------------------- ---------------------------------------------------------

--------------------------------------------------------------------------------
The Allianz Variable Insurance Products Trust Prospectus May 1, 2007

--------------------------------------------------------------------------------
PERFORMANCE INFORMATION*
The following bar chart and table provide an indication of the risks of an investment in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns for one year, five years and since its inception compare with those of a broad measure of market performance.


Both the bar chart and the table assume reinvestment of dividends and distributions, and reflect fee waivers. Without fee waivers, the Fund's performance would have been lower.

The performance of the Fund will vary from year to year. The Fund's performance does not reflect the cost of insurance and separate account charges which are imposed under your variable annuity contract or variable life insurance policy. If they were included, performance would be reduced. Past performance does not indicate how the Fund will perform in the future.

PERFORMANCE BAR CHART AND TABLE
[TO BE UPDATED UPON AMENDMENT]

                           CALENDAR YEAR TOTAL RETURN

                       [INSERT PERFORMANCE BAR CHART HERE]


* Prior to July 6, 2006, this Fund was subadvised by OppenheimerFunds, Inc. and was known as AZL Oppenheimer Emerging Technologies Fund.

        HIGHEST AND LOWEST QUARTER RETURNS (FOR PERIODS SHOWN IN THE BAR CHART)
                Highest [(Q2, 2003)]                          [18.56%]
                Lowest [(Q3, 2002)]                          [-26.82%]

AVERAGE ANNUAL TOTAL RETURNS
[TO BE UPDATED UPON AMENDMENT]
                                                      INCEPTION     ONE YEAR ENDED      FIVE YEARS ENDED         SINCE
                                                                   DECEMBER 31, 2006    DECEMBER 31, 2006      INCEPTION
AZL Columbia Technology Fund                          11/5/2001         _____%               _____%             _____%
Merrill Lynch 100 Technology Index                                      _____%               _____%             _____%
S&P 500 Technology Hardware and Equipment Index                         _____%               _____%             _____%

Based upon the recommendation of the Manager, the Fund changed its comparative market index from the S&P 500 Technology Hardware and Equipment Index to the Merrill Lynch 100 Technology Index effective July 7, 2006. The Fund's Manager made its recommendation because the Merrill Lynch 100 Technology Index more closely represents the expected Fund holdings under its new Subadviser, Columbia Advisors, LLC. A comparison of the Fund's performance to both indexes will be provided during the first year following the change. However, after that, the Fund will compare its performance only to the Merrill Lynch 100 Technology Index.


The Merrill Lynch 100 Technology Index, an unmanaged index, is an equally weighted index of 100 leading technology stocks. The S&P 500 Technology Hardware and Equipment Index, an unmanaged index, represents the performance of U.S. based technology companies. The indexes do not reflect the deduction of fees associated with a mutual fund, such as investment management and fund accounting fees. The Fund's performance reflects the deduction of fees for services provided to the Fund. Investors cannot invest directly in an index, although they can invest in the underlying securities.


--------------------------------------------------------------------------------
The Allianz Variable Insurance Products Trust Prospectus May 1, 2007

--------------------------------------------------------------------------------
FEES AND EXPENSES

ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from Fund assets)
The following expense table indicates the estimated expenses that an investor will incur as a shareholder of the Fund during the current fiscal year. These expenses are reflected in the share price of the Fund. The table below only reflects Fund expenses. Since the Funds are offered exclusively for variable contracts, there are also additional separate account expenses that would apply. If applicable separate account expenses were included, overall expenses would be higher.

[TO BE UPDATED UPON AMENDMENT]
        Management Fee                                                      .84%
        Distribution (12b-1) Fees                                           .25%
        Other Expenses                                                      .26%
                                                                            ----
        Total Annual Fund Operating Expenses                               1.35%
        Fee Waiver(1)                                                      0.00%
        [Acquired Fund Fees and Expenses](2)                              __.__%
                                                                          ------
        Net Annual Fund Operating Expenses(1)                              1.35%


(1) The Manager and the Fund have entered into a written contract limiting operating expenses to 1.35% through April 30, 2008. The Fund is authorized to reimburse the Manager for management fees previously waived and/or for the cost of Other Expenses paid by the Manager provided that such reimbursement will not cause the Fund to exceed any limits in effect at the time of such reimbursement. The Fund's ability to reimburse the Manager in this manner only applies to fees paid or reimbursements made by the Manager within the three fiscal years prior to the date of such reimbursement. Net Annual Fund Operating Expenses shown in the table include Acquired Fund Fees and Expenses and therefore may not equal the Expenses Net of Waivers/Reimbursements contained in the Financial Highlights.
(2) Acquired Fund Fees and Expenses are based on estimated amounts for the current fiscal year.


Please see the contract prospectus for more information regarding the additional fees and expenses associated with your variable contract.


--------------------------------------------------------------------------------
EXPENSE EXAMPLE
Use the following table to compare fees and expenses of the Fund to other investment companies. It illustrates the amount of fees and expenses an investor would pay, assuming (1) a $10,000 investment, (2) 5% annual return, (3) redemption at the end of each time period, and (4) no changes in the Fund's total operating expenses. It does not reflect the effect of any fee or expense waivers. It also does not reflect separate account or insurance contract fees and charges. If it did, the costs shown would be higher. An investor's actual costs may be different.

[TO BE UPDATED UPON AMENDMENT]
      1 YEAR            3 YEARS           5 YEARS          10 YEARS
      [$137]             [$428]           [$739]           [$1,624]


--------------------------------------------------------------------------------
The Allianz Variable Insurance Products Trust Prospectus May 1, 2007

--------------------------------------------------------------------------------
RISK/RETURN SUMMARY                               AZL DAVIS NY VENTURE FUND
--------------------------------------------------------------------------------

AZL DAVIS NY VENTURE FUND
--------------------------------------------------------------------------------
INVESTMENT OBJECTIVE AND PRINCIPAL INVESTMENT STRATEGIES
The investment objective of the AZL Davis NY Venture Fund is long-term growth of capital. This objective may be changed by the Trustees of the Fund without shareholder approval.

Under normal circumstances, the Fund invests the majority of its assets in equity securities issued by large companies with market capitalizations of at least $10 billion. The Subadviser tries to identify businesses that possess characteristics it believes foster the creation of long-term value, such as proven management, a durable franchise and business model, and sustainable competitive advantages. The Subadviser aims to invest in such businesses when they are trading at a discount to their intrinsic worth.

The Subadviser selects companies with the intention of owning their stocks for the long term. The Fund has the ability to invest a limited portion of its assets in companies of any size, to invest in foreign securities, and to invest in non-equity securities. The Subadviser considers selling securities if it believes the stock's market price exceeds the Subadviser's estimates of intrinsic value, or if the ratio of the risks and rewards of continuing to own the company is no longer attractive.

For temporary defensive purposes, or when cash is temporarily available, the Fund may invest in investment grade, short-term debt instruments, including government, corporate and money market securities. If the Fund invests substantially in such instruments, it may not be pursuing its principal investment strategies and may not achieve its investment objective.


--------------------------------------------------------------------------------
PRINCIPAL INVESTMENT RISKS
The price per share of the Fund will fluctuate with changes in value of the investments held by the Fund. You may lose money by investing in the Fund. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the FDIC or any other government agency. There is no guarantee that the Fund will achieve its objective. The Fund faces the following general risks:


o MARKET RISK: The values of stocks fluctuate in response to the activities of individual companies and general stock market conditions. Stock prices may decline over short or even extended periods. Stocks are more volatile and riskier than some other forms of investments, such as short-term, high-grade fixed income securities.

o SELECTION RISK: Selection risk is the risk that poor security selection will cause the Fund to underperform other funds with similar investment objectives.

o HEADLINE RISK: The Subadviser seeks to acquire companies with expanding earnings at value prices. They may make such investments when a company becomes the center of controversy after receiving adverse media attention. The company may be involved in litigation, the company's financial reports or corporate governance may be challenged, the company's annual report may disclose a weakness in internal controls, investors may question the company's published financial reports, greater government regulation may be contemplated, or other adverse events may threaten the company's future. While the Subadviser researches companies subject to such contingencies, it cannot be correct every time, and the company's stock may never recover.

o FOREIGN AND EMERGING MARKETS RISK: Because the Fund may own securities of foreign issuers, it may be subject to risks not usually associated with owning securities of U.S. issuers, such as different accounting, legal and disclosure standards, different trading market and practices and trading in different currencies. In addition, investments in emerging markets, which the Fund is permitted to make, present greater risk than investing in foreign issuers generally.

o INDUSTRY SECTOR RISK: At times, the Fund may invest a significant portion of its assets in the securities of companies involved in the financial services sector. By focusing on a particular sector from time to time, the Fund carries greater risk of adverse developments in a sector than a fund that always invests in a wide variety of sectors. Financial services companies are subject to extensive government regulation, which may affect their profitability in many ways, including by limiting the amount and types of loans and other commitments they can make, and the interest rates and fees they can charge. A financial services company's profitability, and therefore its stock price is especially sensitive to interest rate changes throughout the world, as well as the ability of borrowers to repay their loans. Changing

--------------------------------------------------------------------------------
The Allianz Variable Insurance Products Trust Prospectus May 1, 2007 regulations, continuing consolidations, and development of new products and structures are all likely to have a significant impact on financial services companies.

For more information about Temporary Defensive Positions and Foreign and Emerging Markets Risk, see "More About the Funds."

A description of the Fund's policies and procedures with respect to the disclosure of the Fund's portfolio holdings is included in the SAI.


---------------------------------------------------------------------------------------------------------------------------
WHO MAY WANT TO INVEST?
-------------------------------------------------------------- ------------------------------------------------------------
CONSIDER INVESTING IN THIS FUND IF YOU ARE:                    THIS FUND MAY NOT BE APPROPRIATE FOR SOMEONE:
-------------------------------------------------------------- ------------------------------------------------------------
o   Seeking long-term growth of capital                        o   Worried about the possibility of sharp price swings
                                                                   and dramatic market declines
-------------------------------------------------------------- ------------------------------------------------------------
o   More comfortable with established, well-known companies    o   Interested in earning current income


-------------------------------------------------------------- ------------------------------------------------------------
o   Investing for the long term                                o   Investing for the short term
-------------------------------------------------------------- ------------------------------------------------------------

--------------------------------------------------------------------------------
PERFORMANCE INFORMATION
The following bar chart and table provide an indication of the risks of an investment in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns for one year, 5 years, and since its inception compare with those of a broad measure of market performance.

Both the bar chart and the table assume reinvestment of dividends and distributions, and reflect fee waivers. Without fee waivers, the Fund's performance would have been lower.


The performance of the Fund will vary from year to year. The Fund's performance does not reflect the cost of insurance and separate account charges which are imposed under your variable annuity contract or variable life insurance policy. If they were included, performance would be reduced. Past performance does not indicate how the Fund will perform in the future.

PERFORMANCE BAR CHART AND TABLE
[TO BE UPDATED UPON AMENDMENT]
                                                      CALENDAR YEAR TOTAL RETURN

                       [INSERT PERFORMANCE BAR CHART HERE]

     HIGHEST AND LOWEST QUARTER RETURNS (FOR PERIODS SHOWN IN THE BAR CHART)
                Highest [(Q2, 2003)]                          [16.61%]
                 Lowest [(Q3, 2002)]                          [-17.49%]

AVERAGE ANNUAL TOTAL RETURNS
[TO BE UPDATED UPON AMENDMENT]
                                                             ONE YEAR ENDED       FIVE YEARS ENDED           SINCE
                                          INCEPTION        DECEMBER 31, 2006     DECEMBER 31, 2006         INCEPTION
AZL Davis NY Venture Fund                 11/5/2001              _____%                _____%               _____%
Russell 1000 Value Index                                         _____%                _____%               _____%

The Fund's performance is compared to the Russell 1000 Value Index, an unmanaged index that measures the performance of the certain securities found in the Russell universe with less-than-average growth orientation and low price-to-book and earnings ratios. The index does not reflect the deduction of fees associated with a mutual fund, such as investment management and fund accounting fees. The Fund's performance reflects the deduction of fees for services provided by the Fund. Investors cannot invest directly in an index, although they can invest in the underlying securities.

--------------------------------------------------------------------------------
The Allianz Variable Insurance Products Trust Prospectus May 1, 2007

--------------------------------------------------------------------------------
FEES AND EXPENSES
ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from Fund assets)
The following expense table indicates the estimated expenses that an investor will incur as a shareholder of the Fund during the current fiscal year. These expenses are reflected in the share price of the Fund. The tables below only reflect Fund expenses. Since the Funds are offered exclusively for variable contracts, there are also additional separate account expenses that would apply. If applicable separate account expenses were included, overall expenses would be higher.

[TO BE UPDATED UPON AMENDMENT]
               Management Fee                                     .75%
               Distribution (12b-1) Fees                          .25%
               Other Expenses                                     .20%
                                                                  ----
               Total Annual Fund Operating Expenses              1.20%
               Fee Waiver(1)                                     0.00%
               [Acquired Fund Fees and Expenses](2)             __.__%
                                                                ------
               Net Annual Fund Operating Expenses(1)             1.20%
                                                                 =====


(1) The Manager and the Fund have entered into a written contract limiting operating expenses to 1.20% through April 30, 2008. The Fund is authorized to reimburse the Manager for management fees previously waived and/or for the cost of Other Expenses paid by the Manager provided that such reimbursement will not cause the Fund to exceed any limits in effect at the time of such reimbursement. The Fund's ability to reimburse the Manager in this manner only applies to fees paid or reimbursements made by the Manager within the three fiscal years prior to the date of such reimbursement. Net Annual Fund Operating Expenses shown in the table include Acquired Fund Fees and Expenses and therefore may not equal the Expenses Net of Waivers/Reimbursements contained in the Financial Highlights.
(2) Acquired Fund Fees and Expenses are based on estimated amounts for the current fiscal year.


Please see the contract prospectus for more information regarding the additional fees and expenses associated with your variable contract.

EXPENSE EXAMPLE
Use the following table to compare fees and expenses of the Fund to other investment companies. It illustrates the amount of fees and expenses an investor would pay, assuming (1) a $10,000 investment, (2) 5% annual return, (3) redemption at the end of each time period, and (4) no changes in the Fund's total operating expenses. It does not reflect the effect of any fee or expense waivers. It also does not reflect separate account or insurance contract fees and charges. If it did, the costs shown would be higher. An investor's actual costs may be different.

[TO BE UPDATED UPON AMENDMENT]
      1 YEAR            3 YEARS           5 YEARS          10 YEARS
      [$122]             [$381]           [$660]           [$1,455]


--------------------------------------------------------------------------------
The Allianz Variable Insurance Products Trust Prospectus May 1, 2007

--------------------------------------------------------------------------------
RISK/RETURN SUMMARY                     AZL DREYFUS FOUNDERS EQUITY GROWTH FUND
--------------------------------------------------------------------------------

AZL DREYFUS FOUNDERS EQUITY GROWTH FUND
--------------------------------------------------------------------------------
INVESTMENT OBJECTIVE AND PRINCIPAL INVESTMENT STRATEGIES
The investment objective of the AZL Dreyfus Founders Equity Growth Fund is long-term growth of capital and income. This objective may be changed by the Trustees of the Trust without shareholder approval.

To pursue this goal the Fund invests primarily in common stocks of large, well-established and mature companies. The Fund normally invests at least 80% of its net assets, plus any borrowings for investment purposes, in stocks that are included in a widely recognized index of stock market performance. While a significant portion of these stocks normally would be expected to pay regular dividends, it may invest in non-dividend paying companies if they offer better prospects for capital appreciation. The Fund will provide notice to shareholders at least 60 days prior to any change in this large capitalization policy. The Fund defines large capitalization as companies with market capitalizations within the range of the Russell 1000 Growth Index, which is the large cap Russell index used by the Fund for comparative purposes. The Fund may also invest up to 30% of its total assets in foreign securities.

The Subadviser uses a "growth style" of investing. The Subadviser uses a consistent, bottom-up approach to build equity portfolios, searching for companies across all industries whose fundamental strengths may lead to superior earnings growth over time. Using this disciplined, hands-on approach, the Subadviser looks for both domestic and foreign companies having some or all of the following characteristics:
o    Demonstrated, sustainable growth that is faster than their peers
o    Strong management team
o Superior products or services with leading market positions and growing brand identities
o    Financial, marketing, and operating strength

For temporary defensive purposes, or when cash is temporarily available, the Fund may invest in investment grade, short-term debt instruments, including government, corporate and money market securities. If the Fund invests substantially in such instruments, it may not be pursuing its principal investment strategies and may not achieve its investment objective.



--------------------------------------------------------------------------------
PRINCIPAL INVESTMENT RISKS
The price per share of the Fund will fluctuate with changes in value of the investments held by the Fund. You may lose money by investing in the Fund. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the FDIC or any other government agency. There is no guarantee that the Fund will achieve its objective. The Fund faces the following general risks:

o MARKET RISK: The values of stocks fluctuate in response to the activities of individual companies and general stock market conditions. Stock prices may decline over short or even extended periods. Stocks are more volatile and riskier than some other forms of investments, such as short-term, high-grade fixed income securities.
o SELECTION RISK: Selection risk is the risk that poor security selection will cause the Fund to underperform other funds with similar investment objectives.
o GROWTH STOCKS RISK: The returns on growth stocks may or may not move in tandem with the returns on other styles of investing, or the stock market. Growth stocks may be particularly susceptible to rapid price swings during periods of economic uncertainty or in the event of earnings disappointments. Further, growth stocks typically have little or no dividend income to cushion the effect of adverse market conditions. To the extent a growth style of investing emphasizes certain sectors of the market such investments will be more sensitive to market, political, regulatory, and economic factors affecting those sectors.
o INDUSTRY SECTOR RISK: At times, the Fund may increase the relative emphasis of its investments in a particular industry. Stocks of issuers in a particular industry are subject to changes in economic conditions, government regulations, availability of basic resources or supplies, or other events that affect that industry more than others. To the extent that the Fund has greater emphasis on investments in a particular industry, its share values may fluctuate in response to events affecting that industry.


--------------------------------------------------------------------------------
The Allianz Variable Insurance Products Trust Prospectus May 1, 2007

o FOREIGN RISK: Because the Fund may own securities of foreign issuers, it may be subject to risks not usually associated with owning securities of U.S. issuers, such as different accounting, legal and disclosure standards, different trading market and practices and trading in different currencies.
o FREQUENT TRADING: The Fund may actively and frequently trade its portfolio securities. High portfolio turnover (100% or more) results in higher transaction costs and can adversely affect the Fund's performance.

For more information about Temporary Defensive Positions and Foreign and Emerging Markets Risk, see "More About the Funds."


A description of the Fund's policies and procedures with respect to the disclosure of the Fund's portfolio holdings is included in the SAI.

---------------------------------------------------------------------------------------------------------------------------
WHO MAY WANT TO INVEST?

-------------------------------------------------------------- ------------------------------------------------------------
CONSIDER INVESTING IN THIS FUND IF YOU ARE:                    THIS FUND MAY NOT BE APPROPRIATE FOR SOMEONE:
-------------------------------------------------------------- ------------------------------------------------------------
o   Investing for long-term goals, such as retirement          o   Seeking safety of principal
-------------------------------------------------------------- ------------------------------------------------------------
o   Seeking income and growth of capital                       o   Investing for the short-term or investing emergency
                                                                   reserves
--------------------------------------------------------------
o   Seeking to add a large capitalization component to your
    portfolio
-------------------------------------------------------------- ------------------------------------------------------------

--------------------------------------------------------------------------------
PERFORMANCE INFORMATION
The following bar chart and table provide an indication of the risks of an investment in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns for one year, 5 years, and since its inception compare with those of a broad measure of market performance.

Both the bar chart and the table assume reinvestment of dividends and distributions, and reflect fee waivers. Without fee waivers, the Fund's performance would have been lower.


The performance of the Fund will vary from year to year. The Fund's performance does not reflect the cost of insurance and separate account charges which are imposed under your variable annuity contract or variable life insurance policy. If they were included, performance would be reduced. Past performance does not indicate how the Fund will perform in the future.


PERFORMANCE BAR CHART AND TABLE
[TO BE UPDATED UPON AMENDMENT]
                           CALENDAR YEAR TOTAL RETURN

                       [INSERT PERFORMANCE BAR CHART HERE]

        HIGHEST AND LOWEST QUARTER RETURNS (FOR PERIODS SHOWN IN THE BAR CHART)
                Highest [(Q2, 2003)]                           [12.08%]
                Lowest [(Q1, 2005)]                            [-2.76%]

AVERAGE ANNUAL TOTAL RETURNS
[TO BE UPDATED UPON AMENDMENT]
                                                               ONE YEAR ENDED      FIVE YEARS ENDED
                                               INCEPTION      DECEMBER 31, 2006    DECEMBER 31, 2006    SINCE INCEPTION
AZL Dreyfus Founders Equity Growth Fund        11/5/2001           _____%               _____%               _____%
Russell 1000 Growth Index                                          _____%               _____%               _____%

The Fund's performance is compared to the Russell 1000 Growth Index, an unmanaged index that measures performance of individual securities found in the Russell universe with higher price-to-book ratios and higher forecasted growth values. The index does not reflect the deduction of fees associated with a mutual fund, such as investment management and fund accounting fees. The Fund's performance reflects the deduction of fees for services provided to the Fund. Investors cannot invest directly in an index, although they can invest in the underlying securities.

--------------------------------------------------------------------------------
The Allianz Variable Insurance Products Trust Prospectus May 1, 2007

--------------------------------------------------------------------------------
FEES AND EXPENSES
ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from Fund assets)
The following expense table indicates the estimated expenses that an investor will incur as a shareholder of the Fund during the current fiscal year. These expenses are reflected in the share price of the Fund. The table below only reflects Fund expenses. Since the Funds are offered exclusively for variable contracts, there are also additional separate account expenses that would apply. If applicable separate account expenses were included, overall expenses would be higher.

[TO BE UPDATED UPON AMENDMENT]
          Management Fee                               .80%
          Distribution (12b-1) Fees                    .25%
          Other Expenses                               .17%
                                                       ----
          Total Annual Fund Operating Expenses        1.22%
          Fee Waiver(1)                               0.02%
          [Acquired Fund Fees and Expenses](2)       __.__%
                                                     ------
          Net Annual Fund Operating Expenses(1)       1.20%


(1) The Manager and the Fund have entered into a written contract limiting operating expenses to 1.20% through April 30, 2008. The Fund is authorized to reimburse the Manager for management fees previously waived and/or for the cost of Other Expenses paid by the Manager provided that such reimbursement will not cause the Fund to exceed any limits in effect at the time of such reimbursement. The Fund's ability to reimburse the Manager in this manner only applies to fees paid or reimbursements made by the Manager within the three fiscal years prior to the date of such reimbursement. Net Annual Fund Operating Expenses shown in the table include Acquired Fund Fees and Expenses and therefore may not equal the Expenses Net of Waivers/Reimbursements contained in the Financial Highlights.
(2) Acquired Fund Fees and Expenses are based on estimated amounts for the current fiscal year.


Please see the contract prospectus for more information regarding the additional fees and expenses associated with your variable contract.


--------------------------------------------------------------------------------
EXPENSE EXAMPLE
Use the following table to compare fees and expenses of the Fund to other investment companies. It illustrates the amount of fees and expenses an investor would pay, assuming (1) a $10,000 investment, (2) 5% annual return, (3) redemption at the end of each time period, and (4) no changes in the Fund's total operating expenses. It does not reflect the effect of any fee or expense waivers. It also does not reflect separate account or insurance contract fees and charges. If it did, the costs shown would be higher. An investor's actual costs may be different.

[TO BE UPDATED UPON AMENDMENT]
      1 YEAR            3 YEARS           5 YEARS          10 YEARS
      [$122]             [$385]           [$668]           [$1,476]


--------------------------------------------------------------------------------
The Allianz Variable Insurance Products Trust Prospectus May 1, 2007

--------------------------------------------------------------------------------
RISK/RETURN SUMMARY                 AZL DREYFUS PREMIER SMALL CAP VALUE FUND
--------------------------------------------------------------------------------

AZL DREYFUS PREMIER SMALL CAP VALUE FUND

--------------------------------------------------------------------------------
INVESTMENT OBJECTIVE AND PRINCIPAL INVESTMENT STRATEGIES
The AZL Dreyfus Premier Small Cap Value Fund seeks investment returns that are consistently superior to the Russell 2000(R) Value Index. This objective may be changed by the Trustees of the Fund without shareholder approval.

The Fund normally invests at least 80% of its net assets, plus any borrowings for investment purposes, in stocks of small U.S. companies. The Fund will provide notice to shareholders at least 60 days prior to any change in this policy.

Smaller companies are generally new and often entrepreneurial companies with market capitalizations ranging between $100 million and $3 billion at the time of purchase. This range may fluctuate depending on changes in the value of the stock market as a whole. The Subadviser uses a disciplined process that combines computer modeling techniques, fundamental analysis and risk management to select undervalued stocks for the Fund. In selecting securities, the Subadviser uses a computer model to identify and rank undervalued stocks. Undervalued stocks are normally characterized by relatively low price-to-earnings and low price-to-book ratios. The model analyzes how a stock is priced relative to its perceived intrinsic value. Then, based on fundamental analysis, the Subadviser generally selects the most attractive of the higher ranked securities, drawing on a variety of sources, including Wall Street research and company management. The Fund's portfolio is constructed so that its sector weightings and risk characteristics are substantially similar to those of the Russell 2000 Value Index.

The Fund may, but is not required to, use derivatives, such as futures and options, as a substitute for taking a position in an underlying asset, to increase returns, or as part of a hedging strategy.

At times the Fund may engage in short-term trading, which could produce higher transaction costs.

For temporary defensive purposes, or when cash is temporarily available, the Fund may invest in investment grade, short-term debt instruments, including government, corporate and money market securities. If the Fund invests substantially in such instruments, it may not be pursuing its principal investment strategies and may not achieve its investment objective.



--------------------------------------------------------------------------------
PRINCIPAL INVESTMENT RISKS
The price per share of the Fund will fluctuate with changes in value of the investments held by the Fund. You may lose money by investing in the Fund. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the FDIC or any other government agency. There is no guarantee that the Fund will achieve its objective. The Fund faces the following general risks:


o MARKET RISK: The values of stocks fluctuate in response to the activities of individual companies and general stock market conditions. Stock prices may decline over short or even extended periods. Stocks are more volatile and riskier than some other forms of investments, such as short-term, high-grade fixed income securities.
o SELECTION RISK: Selection risk is the risk that poor security selection will cause the Fund to underperform other funds with similar investment objectives.
o VALUE STOCKS RISK: A "value" style of investing emphasizes undervalued companies with characteristics for improved valuations. This style of investing is subject to the risk that the valuations never improve or that the returns on "value" equity securities are less than returns on other styles of investing, or the overall stock market.
o CAPITALIZATION RISK: Small-cap companies may present additional risk because they have less predictable earnings or no earnings, more volatile share prices, and less liquid securities than large capitalization companies. These securities may fluctuate in value more than those of larger, more established companies and, as a group, may suffer more severe price declines during periods of generally declining stock prices. The shares of smaller companies tend to trade less frequently than those of larger, more established companies, which can adversely affect the pricing of smaller companies' securities and the Fund's ability to sell them when the portfolio manager deems it appropriate. These companies may have limited product lines, markets and/or financial resources, or may depend on a limited management group. Some of the Fund's investments will rise and fall based on investor perception rather than economic factors. Other investments, including special situations, are made in anticipation of future products and services or events whose delay or cancellation could cause the stock price to drop.


--------------------------------------------------------------------------------
The Allianz Variable Insurance Products Trust Prospectus May 1, 2007

o DERIVATIVE INSTRUMENTS RISK: The Fund may invest in derivative instruments such as futures, options and options on futures, in order to hedge a portfolio security. The value of a derivative instrument is generally determined independently from the hedged security and could result in a loss to the Fund when a change in the price of the derivative does not correlate with a change in the value of the hedged security. Derivatives used for risk management may not have the intended effect and may result in losses or missed opportunities. Derivatives can increase share price volatility and those that involve leverage could magnify losses. Certain types of derivatives involve costs to the Fund that can reduce returns. The other party to a derivatives contract could default.
o STOCK SELECTION RISK: Although the Fund seeks to manage risk by broadly diversifying among industries and by maintaining a risk profile similar to the Russell 2000 Value Index, the Fund holds fewer securities than the index. Owning fewer securities and the ability to purchase companies not listed in the index can cause the Fund to underperform the index.
o ISSUER RISK: The value of a security may decline for a number of reasons that directly relate to the issuer, such as management performance, financial leverage, and reduced demand for the issuer's products or services.
o INITIAL PUBLIC OFFERINGS RISK: The Fund may purchase securities of companies in initial public offerings (IPOs).The prices of securities purchased in IPOs can be very volatile. The effect of IPOs on the Fund's performance depends on a variety of factors, including the number of IPOs the Fund invests in relative to the size of the Fund and whether and to what extent a security purchased in an IPO appreciates or depreciates in value. As a fund's asset base increases, IPOs often have a diminished effect on such fund's performance.


For more information about Temporary Defensive Positions and Foreign and Emerging Markets Risk, see "More About the Funds."


A description of the Fund's policies and procedures with respect to the disclosure of the Fund's portfolio holdings is included in the SAI.


----------------------------------------------------------------------------------------------------------------------------
WHO MAY WANT TO INVEST?

--------------------------------------------------------------- ------------------------------------------------------------
CONSIDER INVESTING IN THIS FUND IF YOU ARE:                     THIS FUND MAY NOT BE APPROPRIATE FOR SOMEONE:
--------------------------------------------------------------- ------------------------------------------------------------
o   Investing for long-term goals, such as retirement           o   Seeking to avoid market risk and volatility
--------------------------------------------------------------- ------------------------------------------------------------
o   Seeking long-term growth of capital                         o   Unwilling to accept the greater risks associated with
                                                                    small capitalization companies
--------------------------------------------------------------- ------------------------------------------------------------
o   Willing to accept the risk associated with investing in     o   Investing for the  short-term or investing emergency
    undervalued smaller-capitalization stocks                       reserves
    for the potential reward of greater capital appreciation
--------------------------------------------------------------- ------------------------------------------------------------

--------------------------------------------------------------------------------
The Allianz Variable Insurance Products Trust Prospectus May 1, 2007

--------------------------------------------------------------------------------
PERFORMANCE INFORMATION
The following bar chart and table provide an indication of the risks of an investment in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns for one year and since its inception compare with those of a broad measure of market performance.

Both the bar chart and the table assume reinvestment of dividends and distributions, and reflect fee waivers. Without fee waivers, the Fund's performance would have been lower.


The performance of the Fund will vary from year to year. The Fund's performance does not reflect the cost of insurance and separate account charges which are imposed under your variable annuity contract or variable life insurance policy. If they were included, performance would be reduced. Past performance does not indicate how the Fund will perform in the future.

PERFORMANCE BAR CHART AND TABLE
[TO BE UPDATED UPON AMENDMENT]
                           CALENDAR YEAR TOTAL RETURN

                       [INSERT PERFORMANCE BAR CHART HERE]

     HIGHEST AND LOWEST QUARTER RETURNS (FOR PERIODS SHOWN IN THE BAR CHART)
                Highest [(Q3, 2005)]                          [4.21%]
                Lowest [(Q1, 2005)]                           [-3.65%]

AVERAGE ANNUAL TOTAL RETURNS
                                                                                  ONE YEAR ENDED              SINCE
                                                            INCEPTION           DECEMBER 31, 2006           INCEPTION
AZL Dreyfus Premier Small Cap Value Fund                     5/3/2004                 _____%                  _____%
Russell 2000 Value Index                                                              _____%                  _____%

The Fund's performance is compared to the Russell 2000 Value Index, an unmanaged index that represents the performance of certain securities found in the Russell universe with low price-to-book and earnings ratios. The index does not reflect the deduction of fees associated with a mutual fund, such as investment management and fund accounting fees. The Fund's performance reflects the deduction of fees for services provided to the Fund. Investors cannot invest directly in an index, although they can invest in the underlying securities.


--------------------------------------------------------------------------------
The Allianz Variable Insurance Products Trust Prospectus May 1, 2007

--------------------------------------------------------------------------------
FEES AND EXPENSES
ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from Fund assets)
The following expense table indicates the estimated expenses that an investor will incur as a shareholder of the Fund during the current fiscal year. These expenses are reflected in the share price of the Fund. The tables below only reflect Fund expenses. Since the Funds are offered exclusively for variable contracts, there are also additional separate account expenses that would apply. If applicable separate account expenses were included, overall expenses would be higher.

[TO BE UPDATED UPON AMENDMENT]
             Management Fee(1)                                      .90%
             Distribution (12b-1) Fees                              .25%
             Other Expenses                                         .27%
                                                                    ----
             Total Annual Fund Operating Expenses                  1.42%
             Fee Waiver(2)                                         0.07%
             [Acquired Fund Fees and Expenses](3)                 __.__%
                                                                  ------
             Net Annual Fund Operating Expenses(2)                 1.35%


(1) The Manager and the Fund have entered into a written agreement whereby the Manager has voluntarily reduced the management fee to 0.85% through April 30, 2008.
(2) The Manager and the Fund have entered into a written contract limiting operating expenses to 1.35% through April 30, 2008. The Fund is authorized to reimburse the Manager for management fees previously waived and/or for the cost of Other Expenses paid by the Manager provided that such reimbursement will not cause the Fund to exceed any limits in effect at the time of such reimbursement. The Fund's ability to reimburse the Manager in this manner only applies to fees paid or reimbursements made by the Manager within the three fiscal years prior to the date of such reimbursement. Net Annual Fund Operating Expenses shown in the table include Acquired Fund Fees and Expenses and therefore may not equal the Expenses Net of Waivers/Reimbursements contained in the Financial Highlights.
(3) Acquired Fund Fees and Expenses are based on estimated amounts for the current fiscal year.


Please see the contract prospectus for more information regarding the additional fees and expenses associated with your variable contract.


--------------------------------------------------------------------------------
EXPENSE EXAMPLE
Use the following table to compare fees and expenses of the Fund to other investment companies. It illustrates the amount of fees and expenses an investor would pay, assuming (1) a $10,000 investment, (2) 5% annual return, (3) redemption at the end of each time period, and (4) no changes in the Fund's total operating expenses. It does not reflect the effect of any fee or expense waivers. It also does not reflect separate account or insurance contract fees and charges. If it did, the costs shown would be higher. An investor's actual costs may be different.

[TO BE UPDATED UPON AMENDMENT]
      1 YEAR            3 YEARS           5 YEARS          10 YEARS
      [$137]             [$442]           [$770]           [$1,696]


--------------------------------------------------------------------------------
The Allianz Variable Insurance Products Trust Prospectus May 1, 2007

--------------------------------------------------------------------------------
RISK/RETURN SUMMARY                  AZL FIRST TRUST TARGET DOUBLE PLAY FUND
--------------------------------------------------------------------------------

AZL FIRST TRUST TARGET DOUBLE PLAY FUND
--------------------------------------------------------------------------------
INVESTMENT OBJECTIVE AND PRINCIPAL INVESTMENT STRATEGIES
The investment objective of the AZL First Trust Target Double Play Fund is total return. This objective may be changed by the Trustees of the Fund without shareholder approval.

The Fund seeks to achieve its objective by investing in the common stocks of companies that are identified by a model based on two separate strategies. Approximately one-half of the common stocks in the Fund's portfolio are selected using the DowSM Target Dividend Strategy, and the other one-half are selected using the Value Line(R) Target 25 Strategy. While both of these strategies seek to provide above-average total return, each strategy follows a different principal investment strategy. Because different investments often react differently to economic and market changes, diversifying among investments that have a low correlation to each other has the potential to enhance returns and help reduce overall investment risk. The Fund's investment model has been developed to achieve this kind of diversification.

The securities for each strategy are selected only once annually on or about the last business day before each Stock Selection Date. The "Stock Selection Date" will be on or about December 1 of each year. For both strategies, the Subadviser generally follows a buy and hold strategy, trading only within five business days of the Stock Selection Date and or when required by cash flow activity in the Fund. The Subadviser may also trade because of mergers and acquisitions if the original stock is not the surviving company and to reinvest dividends.

Between Stock Selection Dates, when cash inflows and outflows require, the Fund purchases and sells common stocks for each of the two strategies according to the approximate current percentage relationship among the stocks.

Certain provisions of the 1940 Act, as amended, limit the ability of the Fund to invest more than 5% of the Fund's total assets in the stock of any company that derives more than 15% of its gross revenues from securities related activities ("Securities Related Companies"). If a Securities Related Company is selected through application of the investment strategy described above, the Subadviser will depart from the Fund's investment strategy in order to comply with this limitation. Any amount that cannot be allocated to a Securities Related Company because of the 5% limit will be allocated among the remaining portfolio securities in proportion to the percentage relationships determined by the investment strategy.

The performance of the Fund will depend on the Subadviser's ability to effectively implement the investment strategies of the Fund and also on the performance of the stocks selected that meet the stock selection criteria.

The SAI has more information about the Fund's authorized investments and strategies, as well as the risks and restrictions that may apply to them.

THE DOWSM TARGET DIVIDEND STRATEGY
This investment strategy looks for common stocks issued by 20 companies that are expected to provide income and have the potential for capital appreciation. The DowSM Target Dividend Strategy seeks to achieve its objective by investing approximately equal amounts in the common stock of the 20 companies included in the Dow Jones Select Dividend IndexSM that have the best overall ranking on both the change in return on assets and price-to-book ratio.

Companies that, as of the Stock Selection Date, Dow Jones has announced will be removed from the Dow Jones Select Dividend Index will be removed from the universe of securities from which stocks are selected for the Fund.

The Subadviser selects the common stocks of the 20 companies in the following manner:

o Starting with the 100 stocks in the Dow Jones Select Dividend Index, the Subadviser ranks the stocks from best (1) to worst (100) based on two factors:
    o Greatest change in return on assets over the last 12 months compared to the prior 12-month period. An increase in return on assets generally indicates improving business fundamentals.
    o Price-to-book ratio. A lower, but positive, price-to-book ratio is generally used as an indication of value.
o The Subadviser then selects an approximately equally-weighted portfolio of the 20 stocks with the best overall ranking on the two factors.


--------------------------------------------------------------------------------
The Allianz Variable Insurance Products Trust Prospectus May 1, 2007

VALUE LINE(R) TARGET 25 STRATEGY
The Value Line(R) Target 25 Strategy seeks to achieve its objective by investing in 25 of the 100 stocks to which Value Line(R) gives a #1 ranking for Timeliness. The 25 stocks are selected on the basis of certain positive financial attributes. Value Line ranks 1,700 stocks, representing approximately 94% of the trading volume on all U.S. stock exchanges. Of these 1,700 stocks, only 100 are given their #1 ranking for Timeliness, which reflects Value Line's view of their probable price performance during the next six to 12 months relative to the others. Value Line bases its rankings on a long-term trend of earnings, prices, recent earnings, price momentum, and earnings surprise. The 25 stocks are selected only once annually from the 100 stocks with the #1 ranking on or about the last business day before each Stock Selection Date.

Companies that, as of the Stock Selection Date, Value Line has announced will be removed from Value Line's #1 ranking for Timeliness will be removed from the universe of securities from which stocks are selected for the Fund.

The Subadviser selects the common stocks of the 25 companies in the following manner:
o Starting with the 100 stocks to which Value Line gives the #1 ranking for Timeliness, the Subadviser removes from consideration the stocks of companies considered to be securities related issuers and the stocks of companies whose shares are not listed on a U.S. securities exchange.
o The Subadviser then ranks the remaining stocks from best (1) to worst (100) on the following four factors:
    o   Consistent growth based on 6-month, and
    o   12-month price appreciation, and
    o   Profitability based on return on assets, and
    o   Value based on their price to cash flow.
o The Subadviser adds up the numerical ranks achieved by each company in the above steps and selects the 25 stocks with the lowest sums.

The selected stocks are weighted by market capitalization subject to the restriction that no stock will comprise less than approximately 1% or more than 7.5% of the Value Line(R) Target 25 Strategy portion of the portfolio on or about the last business day before each Stock Selection Date. The securities will be adjusted on a proportional basis to accommodate this constraint.


--------------------------------------------------------------------------------
The price per share of the Fund will fluctuate with changes in the value of the investments held by the Fund. You may lose money by investing in the Fund. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the FDIC or any other government agency. There is no guarantee that the Fund will achieve its objective. A variety of factors may influence its investment performance, such as:

o MARKET RISK: The values of stocks fluctuate in response to the activities of individual companies and general stock market conditions. Stock prices may decline over short or even extended periods. Stocks are more volatile and riskier than some other forms of investments, such as short-term, high-grade fixed income securities.
o LIMITED MANAGEMENT RISK: The Fund's strategy of investing in companies according to criteria determined on or about the last business day before each Stock Selection Date prevents the Fund from responding to market fluctuations, or changes in the financial condition or business prospects of the selected companies, between Stock Selection Dates. As compared to other funds, this could subject the Fund to more risk if one of the selected stocks declines in price or if certain sectors of the market, or the United States economy, experience downturns. The investment strategy may also prevent the Fund from taking advantage of opportunities available to other funds.
o INVESTMENT STRATEGY RISK: Investment strategy risk is the chance that Subadviser's strategies for selecting securities for the Fund's portfolio will cause the Fund to underperform other funds with similar investment objectives. One of the Fund's principal investment strategies involves selecting common stocks of companies that have experienced certain rate of growth in return on assets and a lower, but positive price-to-book ratio. There can be no assurance that the companies whose stocks are selected for the Fund's portfolio using this strategy will continue to experience continued growth in return on assets. The other principal investment strategy involves ranking and selecting stocks based on their prospective price performance. There can be no assurance that the companies whose stocks are selected for the Fund's portfolio using this strategy will actually perform better than other stocks.

--------------------------------------------------------------------------------
The Allianz Variable Insurance Products Trust Prospectus May 1, 2007

o CONCENTRATION RISK. The Fund invests in a limited number of securities, and the securities selected for the strategies used to manage this Fund may be issued by companies concentrated in particular industries, including consumer products and technology. Companies within an industry are often faced with the same obstacles, issues or regulatory burdens, and their common stock may react similarly and move in unison to these and other market conditions. As a result of these factors, stocks in which the Fund invests may be more volatile and subject to greater risk of adverse developments that may affect many of the companies in which the Fund invests, than a mixture of stocks of companies from a wide variety of industries. Generally, in the context of the total portfolio, these holdings may not be large enough to consider the fund as a whole as concentrated.
o NON-DIVERSIFICATION: The Fund is "non-diversified" as such term is defined in the 1940 Act, which means that the Fund may allocate more of its assets to a single issuer than would be permissible if it were "diversified." If these issues were to decline in value, you may lose a substantial portion of your investment.
o DIVIDENDS. There is no guarantee that the issuers of the stocks held by the Fund will declare dividends in the future or that if declared, they will either remain at current levels or increase over time.
o LICENSE TERMINATION RISK. The Fund relies on licenses from third parties granted to First Trust that permit the use of the intellectual property of such parties in connection with the investment strategies of the Fund. Such licenses may be terminated by the licensors, and as a result, the Fund may lose its ability to use the licensed name as a part of the name of the Fund or to receive data from the third party as it relates to the licensed investment strategy. Accordingly, in the event a license is terminated the Fund may have to change its investment strategies.

A description of the Fund's policies and procedures with respect to the disclosure of the Fund's portfolio holdings is included in the SAI.


--------------------------------------------------------------------------------------------------------------------------
WHO MAY WANT TO INVEST?

-------------------------------------------------------------- ------------------------------------------------------------
CONSIDER INVESTING IN THIS FUND IF YOU ARE:                    THIS FUND MAY NOT BE APPROPRIATE FOR SOMEONE:
-------------------------------------------------------------- ------------------------------------------------------------
o   Investing for long-term goals, such as retirement          o   Looking primarily for regular income
-------------------------------------------------------------- ------------------------------------------------------------
o   Seeking long-term growth of capital                        o   Seeking safety of principal
--------------------------------------------------------------
o   More comfortable with established, well-known companies
-------------------------------------------------------------- ------------------------------------------------------------

--------------------------------------------------------------------------------
PERFORMANCE INFORMATION
The performance bar chart and table are not presented because the Fund has not had a full calendar year of operations. The Fund began operations on December
27, 2006.


--------------------------------------------------------------------------------
The Allianz Variable Insurance Products Trust Prospectus May 1, 2007
                                       29




FEES AND EXPENSES
ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from Fund assets)
The following expense table indicates the estimated expenses that an investor will incur as a shareholder of the Fund during the current fiscal year. These expenses are reflected in the share price of the Fund. The tables below only reflect Fund expenses. Since the Funds are offered exclusively for variable contracts, there are also additional separate account expenses that would apply. If applicable separate account expenses were included, overall expenses would be higher.


[TO BE UPDATED UPON AMENDMENT]
            Management Fee(1)                                      0.60%
            Distribution (12b-1) Fees                              0.25%
            Other Expenses                                         0.12%
                                                                   -----
            Total Annual Fund Operating Expenses                   0.97%
            Fee Waiver(2)                                          0.18%
            [Acquired Fund Fees and Expenses](3)                  __.__%
                                                                  ------
            Net Annual Fund Operating Expenses(2)                  0.79%
                                                                   =====


(1) The Manager and the Fund have entered into a written agreement whereby the Manager has voluntarily reduced the management fee to 0.45% through April 30, 2008.
(2) Based on estimated fees and expenses for the current fiscal year, the Manager and the Fund have entered into a written contract limiting operating expenses to 0.79% through April 30, 2008. The Fund is authorized to reimburse the Manager for management fees previously waived and/or for the cost of Other Expenses paid by the Manager provided that such reimbursement will not cause the Fund to exceed any limits in effect at the time of such reimbursement. The Fund's ability to reimburse the Manager in this manner only applies to fees paid or reimbursements made by the Manager within the three fiscal years prior to the date of such reimbursement. Net Annual Fund Operating Expenses shown in the table include Acquired Fund Fees and Expenses and therefore may not equal the Expenses Net of Waivers/Reimbursements contained in the Financial Highlights.
(3) Acquired Fund Fees and Expenses are based on estimated amounts for the current fiscal year.

Please see the contract prospectus for more information regarding the additional fees and expenses associated with your variable contract.

EXPENSE EXAMPLE
Use the following table to compare fees and expenses of the Fund to other investment companies. It illustrates the amount of fees and expenses an investor would pay, assuming (1) a $10,000 investment, (2) 5% annual return, (3) redemption at the end of each time period, and (4) no changes in the Fund's total operating expenses. It does not reflect the effect of any fee or expense waivers. It also does not reflect separate account or insurance contract fees and charges. If it did, the costs shown would be higher. An investor's actual costs may be different.


[TO BE UPDATED UPON AMENDMENT]
                                 1 YEAR            3 YEARS
                                  [$81]            [$286]



--------------------------------------------------------------------------------
The Allianz Variable Insurance Products Trust Prospectus May 1, 2007

--------------------------------------------------------------------------------
RISK/RETURN SUMMARY                       AZL FRANKLIN SMALL CAP VALUE FUND
--------------------------------------------------------------------------------

AZL FRANKLIN SMALL CAP VALUE FUND

--------------------------------------------------------------------------------
INVESTMENT OBJECTIVE AND PRINCIPAL INVESTMENT STRATEGIES
The investment objective of the AZL Franklin Small Cap Value Fund is long-term total return. This objective may be changed by the Trustees of the Fund without shareholder approval.


The Fund seeks to achieve its objective by normally investing at least 80% of its net assets, plus any borrowings for investment purposes, in investments of small capitalization companies. Small capitalization companies are companies with market capitalizations similar to those that comprise the Russell 2500TM Index at the time of purchase. The Fund will provide notice to shareholders at least 60 days prior to any change to this policy.


The Fund invests in equity securities that the Subadviser believes are currently undervalued and have the potential for capital appreciation. Common stocks, preferred stocks, and convertible securities are examples of equity securities. In choosing investments that are undervalued, the Fund's manager focuses on companies that have one or more of the following characteristics:
o Stock prices that are low relative to current, or historical or future earnings, book value, cash flow, or sales - all relative to the market, a company's industry or a company's earnings growth;
o Recent sharp price declines (fallen angels) but still have growth potential in the Subadviser's opinion;
o Valuable intangibles not reflected in the stock price such as franchises, distribution networks or market share for particular products or services, underused or understated assets or cash, or patents and trademarks.

A stock price is undervalued when it is less than the price at which the Subadviser believes it would trade if the market reflected all factors relating to the company's worth. The Subadviser may consider a company to be undervalued in the marketplace relative to its underlying asset values because of overreaction by investors to unfavorable news about a company, an industry or the stock market in general, or as a result of a market decline, poor economic conditions, tax-loss selling, or actual or anticipated unfavorable developments affecting a company. The types of companies the Fund may invest in include those that are attempting to recover from business setbacks or adverse events (turnarounds) or cyclical downturns.

In addition to price, the Fund, in choosing an investment, may consider a variety of other factors that may identify the issuer as a potential turnaround candidate or takeover target, such as ownership of valuable franchises, trademarks or trade names, control of distribution networks and market share for particular products. Purchase decisions may also be influenced by income, company buy-backs, and insider purchases and sales.

The Fund currently intends to limit its investments in foreign securities to no more than 15% of its total assets. The Fund may hold up to 15% of its net assets in illiquid securities.

For temporary defensive purposes, or when cash is temporarily available, the Fund may invest in investment grade, short-term debt instruments, including government, corporate and money market securities. If the Fund invests substantially in such instruments, it may not be pursuing its principal investment strategies and may not achieve its investment objective.



--------------------------------------------------------------------------------
PRINCIPAL INVESTMENT RISKS
The price per share of the Fund will fluctuate with changes in value of the investments held by the Fund. You may lose money by investing in the Fund. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the FDIC or any other government agency. There is no guarantee that the Fund will achieve its objective.


The Fund faces the following general risks:
o MARKET RISK: The values of stocks fluctuate in response to the activities of individual companies and general stock market conditions. Stock prices may decline over short or even extended periods. Stocks are more volatile and riskier than some other forms of investment, such as short-term, high-grade fixed income securities.
o SELECTION RISK: Selection risk is the risk that poor security selection will cause the Fund to underperform other funds with similar investment objectives.

--------------------------------------------------------------------------------
The Allianz Variable Insurance Products Trust Prospectus May 1, 2007

o VALUE STOCKS RISK: A "value" style of investing emphasizes undervalued companies with characteristics for improved valuations. This style of investing is subject to the risk that the valuations never improve or that the returns on "value" equity securities are less than returns on other styles of investing, or the overall stock market.
o FOREIGN AND EMERGING MARKETS RISK: Because the Fund may own securities of foreign issuers, it may be subject to risks not usually associated with owning securities of U.S. issuers, such as different accounting, legal and disclosure standards, different trading market and practices and trading in different currencies. In addition, investments in emerging markets, which the Fund is permitted to make, present greater risk than investing in foreign issuers generally.
o CAPITALIZATION RISK: Because the Fund invests significantly in small-cap companies, it has capitalization risk. These companies may present additional risk because they may have less predictable earnings or no earnings, more volatile share prices and less liquid securities than large capitalization companies. These securities may fluctuate in value more than those of larger, more established companies and, as a group, may suffer more severe price declines during periods of generally declining stock prices.
o INDUSTRY SECTOR RISK: At times, the Fund may invest a significant portion of its assets in the securities of companies involved in the financial services sector. By focusing on a particular sector from time to time, the Fund carries greater risk of adverse developments in a sector than a fund that always invests in a wide variety of sectors. Financial services companies are subject to extensive government regulation, which may affect their profitability in many ways, including by limiting the amount and types of loans and other commitments they can make, and the interest rates and fees they can charge. A financial services company's profitability, and therefore its stock price is especially sensitive to interest rate changes throughout the world, as well as the ability of borrowers to repay their loans. Changing regulations, continuing consolidations, and development of new products and structures are all likely to have a significant impact on financial services companies.
o ILLIQUID AND RESTRICTED SECURITIES: Investments may be illiquid because they do not have an active trading market, making it difficult to value them or dispose of them promptly at an acceptable price. Restricted securities may have terms that limit their resale to other investors or may require registration under applicable securities laws before they may be sold publicly.

For more information about Temporary Defensive Positions and Foreign and Emerging Markets Risk, see "More About the Funds."

A description of the Fund's policies and procedures with respect to the disclosure of the Fund's portfolio holdings is included in the SAI.



---------------------------------------------------------------------------------------------------------------------------
WHO MAY WANT TO INVEST?

-------------------------------------------------------------- ------------------------------------------------------------
CONSIDER INVESTING IN THIS FUND IF YOU ARE:                    THIS FUND MAY NOT BE APPROPRIATE FOR SOMEONE:
-------------------------------------------------------------- ------------------------------------------------------------
o   Investing for long-term goals, such as retirement          o   Seeking to avoid market risk and volatility
-------------------------------------------------------------- ------------------------------------------------------------
o   Seeking long-term growth of capital                        o   Investing for the short-term or investing emergency
                                                                   reserves
--------------------------------------------------------------
o   Willing to accept the additional risk associated with
    investing in undervalued small capitalization securities
    for the potential reward of greater capital appreciation
-------------------------------------------------------------- ------------------------------------------------------------


--------------------------------------------------------------------------------
The Allianz Variable Insurance Products Trust Prospectus May 1, 2007

--------------------------------------------------------------------------------
PERFORMANCE INFORMATION
The following bar chart and table provide an indication of the risks of an investment in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns for one year and since its inception compare with those of a broad measure of market performance.

Both the bar chart and the table assume reinvestment of dividends and distributions, and reflect fee waivers. Without fee waivers, the Fund's performance would have been lower.


The performance of the Fund will vary from year to year. The Fund's performance does not reflect the cost of insurance and separate account charges which are imposed under your variable annuity contract or variable life insurance policy. If they were included, performance would be reduced. Past performance does not indicate how the Fund will perform in the future.

PERFORMANCE BAR CHART AND TABLE
[TO BE UPDATED UPON AMENDMENT]

                           CALENDAR YEAR TOTAL RETURN


                       [INSERT PERFORMANCE BAR CHART HERE]

     HIGHEST AND LOWEST QUARTER RETURNS (FOR PERIODS SHOWN IN THE BAR CHART)
                Highest [(Q2, 2004)]                           [5.85%]
                Lowest [(Q2, 2005)]                            [0.70%]

AVERAGE ANNUAL TOTAL RETURNS
                                                                                  ONE YEAR ENDED            SINCE
                                                              INCEPTION         DECEMBER 31, 2006         INCEPTION
AZL Franklin Small Cap Value Fund                            05/01/2003               _____%                _____%
Russell 2000 Value Index                                                              _____%                _____%

The Fund's performance is compared to the Russell 2000 Value Index, an unmanaged index that represents the performance of certain securities found in the Russell universe with low price-to-book and earnings ratios. The index does not reflect the deduction of fees associated with a mutual fund, such as investment management and fund accounting fees. The Fund's performance reflects the deduction of fees for services provided to the Fund. Investors cannot invest directly in an index, although they can invest in the underlying securities.


--------------------------------------------------------------------------------
The Allianz Variable Insurance Products Trust Prospectus May 1, 2007

--------------------------------------------------------------------------------
FEES AND EXPENSES
ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from Fund assets)
The following expense table indicates the estimated expenses that an investor will incur as a shareholder of the Fund during the current fiscal year. These expenses are reflected in the share price of the Fund. The tables below only reflect Fund expenses. Since the Funds are offered exclusively for variable contracts, there are also additional separate account expenses that would apply. If applicable separate account expenses were included, overall expenses would be higher.


[TO BE UPDATED UPON AMENDMENT]
            Management Fee                                           .75%
            Distribution (12b-1) Fees                                .25%
            Other Expenses                                           .15%
                                                                     ----
            Total Annual Fund Operating Expenses                    1.15%
            Fee Waiver(1)                                           0.00%
            [Acquired Fund Fees and Expenses](2)                   __.__%
                                                                   ------
            Net Annual Fund Operating Expenses(1)                   1.15%


(1) The Manager and the Fund have entered into a written contract limiting operating expenses to 1.35% through April 30, 2008. The Fund is authorized to reimburse the Manager for management fees previously waived and/or for the cost of Other Expenses paid by the Manager provided that such reimbursement will not cause the Fund to exceed any limits in effect at the time of such reimbursement. The Fund's ability to reimburse the Manager in this manner only applies to fees paid or reimbursements made by the Manager within the three fiscal years prior to the date of such reimbursement. Net Annual Fund Operating Expenses shown in the table include Acquired Fund Fees and Expenses and therefore may not equal the Expenses Net of Waivers/Reimbursements contained in the Financial Highlights.
(2) Acquired Fund Fees and Expenses are based on estimated amounts for the current fiscal year.

Please see the contract prospectus for more information regarding the additional fees and expenses associated with your variable contract.


--------------------------------------------------------------------------------
EXPENSE EXAMPLE
Use the following table to compare fees and expenses of the Fund to other investment companies. It illustrates the amount of fees and expenses an investor would pay, assuming (1) a $10,000 investment, (2) 5% annual return, (3) redemption at the end of each time period, and (4) no changes in the Fund's total operating expenses. It does not reflect the effect of any fee or expense waivers. It also does not reflect separate account or insurance contract fees and charges. If it did, the costs shown would be higher. An investor's actual costs may be different.

[TO BE UPDATED UPON AMENDMENT]
      1 YEAR            3 YEARS           5 YEARS          10 YEARS
      [$117]             [$365]           [$633]           [$1,398]


--------------------------------------------------------------------------------
The Allianz Variable Insurance Products Trust Prospectus May 1, 2007

--------------------------------------------------------------------------------
RISK/RETURN SUMMARY                        AZL JENNISON 20/20 FOCUS FUND
--------------------------------------------------------------------------------

AZL JENNISON 20/20 FOCUS FUND


--------------------------------------------------------------------------------
INVESTMENT OBJECTIVE AND PRINCIPAL INVESTMENT STRATEGIES
The investment objective of the AZL Jennison 20/20 Focus Fund is long-term growth of capital. This means that the Subadviser seeks investments whose prices will increase over several years. This objective may be changed by the Trustees of the Fund without shareholder approval.

The Fund normally invests at least 80% of its total assets in up to 40 equity and equity-related securities of companies that the Subadviser believes have strong capital appreciation potential. The Fund's strategy is to combine the efforts of two portfolio managers with different styles and to invest in stocks in which the portfolio managers have a high level of conviction for outperformance in the intermediate and long term with limited downside potential in the short term. The Fund's growth portfolio manager invests in companies that exceed $1 billion in market capitalization at the time of investment which are experiencing some or all of the following: high sales growth, high unit growth, high or improving returns on assets and equity and a strong balance sheet. These companies generally trade at high prices relative to their current earnings. The Fund's value portfolio manager invests in companies that exceed $1 billion in market capitalization at the time of investment which are selling at a price that is low relative to a company's earnings, assets, cash flow and dividends.

Each portfolio manager may select up to 20 equity-related securities. In connection with the execution of purchases and sales, each portfolio manager may temporarily hold more than 20 equity-related securities.

The Fund primarily invests in common stocks, nonconvertible preferred stocks and convertible securities. Equity-related securities in which the Fund also invests include ADRs; warrants and rights that can be exercised to obtain stock; investments in various types of business ventures, including partnerships and joint ventures; securities of real estate investment trusts ("REITs"); and similar securities. Convertible securities are securities - like bonds, corporate notes and preferred stocks - that the Subadviser can convert into the company's common stock or some other equity security. The Subadviser may buy common stocks of companies of every size - small-, medium- and large-capitalization - although the Fund's investments are mostly in medium- and large-capitalization stocks.

Over the long term, there will be an approximately equal division of the Fund's assets between the two portfolio managers. All daily cash inflows (that is, purchases and reinvested distributions) and outflows (that is, redemptions and expense items) will be divided between the two portfolio managers as the Subadviser deems appropriate. There will be a periodic rebalancing of each segment's assets to take account of market fluctuations in order to maintain the appropriate allocation. As a consequence, the Subadviser may reallocate assets from the portfolio segment that has appreciated more to the other segment.

The Fund engages in active and frequent trading in order to achieve its investment objectives.

Reallocations may result in additional costs since sales of securities will result in higher portfolio turnover. Also, because each portfolio manager selects portfolio securities independently, it is possible that a security held by one portfolio segment may also be held by the other portfolio segment of the Fund or that the two portfolio managers may simultaneously favor the same industry. In addition, if one portfolio manager buys a security as the other portfolio manager sells it, the net position of the Fund in the security may be approximately the same as it would have been with a single portfolio and no such sale and purchase, but the Fund will have incurred additional costs. The Subadviser will consider the timing of any reallocations based upon the best interests of the Fund and its shareholders. To maintain the Fund's federal income tax status as a regulated investment company, the Subadviser also may have to sell securities on a periodic basis and the Fund could realize capital gains that would not have otherwise occurred.

In addition to the principal strategies, the Fund may also use the following investments and strategies to try to increase the Fund's returns or protect its assets if market conditions warrant: foreign securities, money market instruments, repurchase agreements, REITs, initial public offerings U.S. Government Securities, derivatives and short sales. The Fund may hold up to 15% of its net assets in illiquid securities.

The Subadviser considers selling or reducing a stock position when, in the opinion of the portfolio manager, the stock has an unfavorable change in fundamentals; valuation is realized or exceeded; a relatively more attractive stock emerges; or the stock has experienced adverse price movement.

For temporary defensive purposes, or when cash is temporarily available, the Fund may invest in investment grade, short-term debt instruments, including government, corporate and money market securities. If the Fund invests substantially in such instruments, it may not be pursuing its principal investment strategies and may not achieve its investment objective.



--------------------------------------------------------------------------------
PRINCIPAL INVESTMENT RISKS
The price per share of the Fund will fluctuate with changes in value of the investments held by the Fund. You may lose money by investing in the Fund. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the FDIC or any other government agency. There is no guarantee that the Fund will achieve its objective.


The Fund faces the following general risks:
O MARKET RISK: The values of stocks fluctuate in response to the activities of individual companies and general stock market conditions. Stock prices may decline over short or even extended periods. Stocks are more volatile and riskier than some other forms of investment, such as short-term, high-grade fixed income securities.
O SELECTION RISK: Selection risk is the risk that poor security selection will cause the Fund to underperform other funds with similar investment objectives.
O FOCUSED INVESTMENT RISK: Focusing investments in a small number of issuers, industries, or regions increases risk. Funds that invest in a relatively small number of issuers may have more risk because changes in the value of a single security or the impact of a single economic, political, or regulatory occurrence may have a greater impact on the Fund's net asset value. Some of those issuers also may present substantial credit or other risks. The Fund may from time to time have greater risk if it invests a substantial portion of its assets in companies in related industries, such as technology or financial and business services, that may share common characteristics and are often subject to similar business risks and regulatory burdens. The securities of companies in similar industries may react similarly to economic, market, political, or other developments.
O VALUE STOCKS RISK: A "value" style of investing emphasizes undervalued companies with characteristics for improved valuations. This style of investing is subject to the risk that the valuations never improve or that the returns on "value" equity securities are less than returns on other styles of investing, or the overall stock market.
O GROWTH STOCKS RISK: The returns on growth stocks may or may not move in tandem with the returns on other styles of investing or the stock markets. Growth stocks may be particularly susceptible to rapid price swings during periods of economic uncertainty or in the event of earning disappointments. Further, growth stocks typically have little or no dividend income to cushion the effect of adverse market conditions. To the extent a growth style of investing emphasizes certain sectors of the market, such investments will be more sensitive to market, political, regulatory and economic factors affecting those sectors.
O INITIAL PUBLIC OFFERINGS RISK: The Fund may invest in initial public offerings (IPOs). By definition, securities issued in IPOs have not traded publicly until the time of their offerings. There may only be a limited number of shares available for trading, the market for those securities may be unseasoned, and the issuer may have a limited operating history. These factors may contribute to price volatility. The limited number of shares available for trading in some IPOs may also make it more difficult for the Fund to buy or sell significant amounts of shares without an unfavorable impact on prevailing prices. In addition, some companies initially offering their shares publicly are involved in relatively new industries or lines of business, which may not be widely understood by investors. Some of the companies involved in new industries may be regarded as developmental-stage companies, without revenues or operating income, or the near-term prospects of them. Many IPOs are by small- or micro-cap companies that are undercapitalized.


O FREQUENT TRADING: The Fund may actively and frequently trade its portfolio securities. High portfolio turnover (100% or more) results in higher transaction costs and can adversely affect the Fund's performance.


O FOREIGN RISK: Because the Fund may own securities of foreign issuers, it may be subject to risks not usually associated with owning securities of U.S. issuers, such as different accounting, legal and disclosure standards, different trading market and practices and trading in different currencies.


--------------------------------------------------------------------------------
The Allianz Variable Insurance Products Trust Prospectus May 1, 2007

O SHORT SALES RISK: The Fund may engage in short sales. This strategy may magnify underlying investment losses. In addition, investment costs may exceed potential underlying investment gains. Short sales "against the box" give up the opportunity for capital appreciation in the security.
O DERIVATIVE INSTRUMENTS RISK: The Fund may invest in derivative instruments such as futures, options and options on futures, in order to hedge a portfolio security. The value of a derivative instrument is generally determined independently from the hedged security and could result in a loss to the Fund when a change in the price of the derivative does not correlate with a change in the value of the hedged security. Derivatives used for risk management may not have the intended effect and may result in losses or missed opportunities. Derivatives can increase share price volatility and those that involve leverage could magnify losses. Certain types of derivatives involve costs to the Fund that can reduce returns. The other party to a derivatives contract could default.
O REAL ESTATE INVESTMENTS RISK: The performance of real estate investments (REITs) depends on the strength of real estate markets, REIT management and property management which can be affected by many factors, including national and regional economic conditions.
O CREDIT RISK: Credit risk is the chance that a bond issuer will fail to repay interest and principal in a timely manner, reducing the Fund's return. Also, an issuer may suffer adverse changes in financial condition that could lower the credit quality and liquidity of a security, leading to greater volatility in the price of the security and the Fund's shares.
O INTEREST RATE RISK: Interest rate risk is the chance that the value of the bonds the Fund holds will decline due to rising interest rates. When interest rates rise, the price of most bonds goes down. The price of a bond is also affected by its maturity. Bonds with longer maturities generally have greater sensitivity to changes in interest rates.
O ILLIQUID AND RESTRICTED SECURITIES: Investments may be illiquid because they do not have an active trading market, making it difficult to value them or dispose of them promptly at an acceptable price. Restricted securities may have terms that limit their resale to other investors or may require registration under applicable securities laws before they may be sold publicly.


For more information about Temporary Defensive Positions and Foreign and Emerging Markets Risk, see "More About the Funds."


A description of the Fund's policies and procedures with respect to the disclosure of the Fund's portfolio holdings is included in the SAI.


---------------------------------------------------------------------------------------------------------------------------
WHO MAY WANT TO INVEST?

-------------------------------------------------------------- ------------------------------------------------------------
CONSIDER INVESTING IN THIS FUND IF YOU ARE:                    THIS FUND MAY NOT BE APPROPRIATE FOR SOMEONE:
-------------------------------------------------------------- ------------------------------------------------------------
O   Investing for long-term goals, such as retirement          O   Seeking a stable share price
-------------------------------------------------------------- ------------------------------------------------------------
O   Seeking to invest in companies with strong capital         O   Investing emergency reserves
    appreciation potential
-------------------------------------------------------------- ------------------------------------------------------------
O   Able to withstand volatility in the value of your          O   Looking primarily for income
    investment
-------------------------------------------------------------- ------------------------------------------------------------

--------------------------------------------------------------------------------
The Allianz Variable Insurance Products Trust Prospectus May 1, 2007

--------------------------------------------------------------------------------
PERFORMANCE INFORMATION
The following bar chart and table provide an indication of the risks of an investment in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns for one year and since its inception compare with those of a broad measure of market performance.

Both the bar chart and the table assume reinvestment of dividends and distributions, and reflect fee waivers. Without fee waivers, the Fund's performance would have been lower.

The performance of the Fund will vary from year to year. The Fund's performance does not reflect the cost of insurance and separate account charges which are imposed under your variable annuity contract or variable life insurance policy. If they were included, performance would be reduced. Past performance does not indicate how the Fund will perform in the future.

PERFORMANCE BAR CHART AND TABLE
[TO BE UPDATED UPON AMENDMENT]
                           CALENDAR YEAR TOTAL RETURN

                       [INSERT PERFORMANCE BAR CHART HERE]

     HIGHEST AND LOWEST QUARTER RETURNS (FOR PERIODS SHOWN IN THE BAR CHART)
        Highest (Q__, ______)                           ____%
        Lowest (Q__, ______)                            ____%

AVERAGE ANNUAL TOTAL RETURNS
                                                         ONE YEAR ENDED            SINCE
                                     INCEPTION         DECEMBER 31, 2006        INCEPTION
AZL Jennison 20/20 Focus Fund         4/29/05                _____%                _____%
Russell 1000 Index                                           _____%                _____%

The Fund's performance is compared to the Russell 1000 Index ("Russell 1000 Index"), an unmanaged index that consists of the 1,000 largest companies in the Russell 3000 Index, representing 89% of the total market capitalization of the Russell 3000 Index. The index does not reflect the deduction of fees associated with a mutual fund, such as investment management and fund accounting fees. The Fund's performance reflects the deduction of fees for services provided to the Fund. Investors cannot invest directly in an index, although they can invest in the underlying securities.


--------------------------------------------------------------------------------
The Allianz Variable Insurance Products Trust Prospectus May 1, 2007

--------------------------------------------------------------------------------
FEES AND EXPENSES
ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from Fund assets)
The following expense table indicates the estimated expenses that an investor will incur as a shareholder of the Fund during the current fiscal year. These expenses are reflected in the share price of the Fund. The table below only reflects Fund expenses. Since the Funds are offered exclusively for variable contracts, there are also additional separate account expenses that would apply. If applicable separate account expenses were included, overall expenses would be higher.

[TO BE UPDATED UPON AMENDMENT]
       Management Fee(1)                                          .80%
       Distribution (12b-1) Fees                                  .25%
       Other Expenses                                             .17%
                                                                  ----
       Total Annual Fund Operating Expenses                      1.22%
       Fee Waiver(2)                                             0.02%
       [Acquired Fund Fees and Expenses](3)                     __.__%
                                                                ------
       Net Annual Fund Operating Expenses(1),(2)                 1.20%

(1) The Manager and the Fund have entered into a written agreement whereby the Manager has voluntarily reduced the management fee to 0.70% on assets over $100 million through April 30, 2008. [If this voluntary fee reduction were reflected in the table, the Net Annual Operating Expenses would be ___%].
(2) The Manager and the Fund have entered into a written contract limiting operating expenses to 1.20% through April 30, 2008. The Fund is authorized to reimburse the Manager for management fees previously waived and/or for the cost of Other Expenses paid by the Manager provided that such reimbursement will not cause the Fund to exceed any limits in effect at the time of such reimbursement. The Fund's ability to reimburse the Manager in this manner only applies to fees paid or reimbursements made by the Manager within the three fiscal years prior to the date of such reimbursement. Net Annual Fund Operating Expenses shown in the table include Acquired Fund Fees and Expenses and therefore may not equal the Expenses Net of Waivers/Reimbursements contained in the Financial Highlights.
(3) Acquired Fund Fees and Expenses are based on estimated amounts for the current fiscal year.

Please see the contract prospectus for more information regarding the additional fees and expenses associated with your variable contract.


--------------------------------------------------------------------------------
EXPENSE EXAMPLE
Use the following table to compare fees and expenses of the Fund to other investment companies. It illustrates the amount of fees and expenses an investor would pay, assuming (1) a $10,000 investment, (2) 5% annual return, (3) redemption at the end of each time period, and (4) no changes in the Fund's total operating expenses. It does not reflect the effect of any fee or expense waivers. It also does not reflect separate account or insurance contract fees and charges. If it did, the costs shown would be higher. An investor's actual costs may be different.

[TO BE UPDATED UPON AMENDMENT]
      1 YEAR            3 YEARS           5 YEARS          10 YEARS
      [$122]             [$385]           [$668]           [$1,476]


--------------------------------------------------------------------------------
The Allianz Variable Insurance Products Trust Prospectus May 1, 2007

--------------------------------------------------------------------------------
RISK/RETURN SUMMARY                                 AZL JENNISON GROWTH FUND
--------------------------------------------------------------------------------

AZL JENNISON GROWTH FUND
--------------------------------------------------------------------------------
INVESTMENT OBJECTIVE AND PRINCIPAL INVESTMENT STRATEGIES
The investment objective of the AZL Jennison Growth Fund is long-term growth of capital. This means that the Subadviser seeks investments whose price will increase over the long term. This objective may be changed by the Trustees of the Fund without shareholder approval.

The Fund normally invests at least 65% of its total assets in equity-related securities of companies that exceed $1 billion in market capitalization at the time of investment and that the Subadviser believes have above-average growth prospects. These companies are generally considered medium- to large-capitalization companies. In deciding which stocks to buy, the Subadviser uses what is known as a "growth" investment style. This means that the Fund invests in stocks that the Subadviser believes could experience superior sales or earnings growth, or high returns on equity and assets. The Subadviser follows a highly disciplined investment selection and management process of identifying companies that show superior absolute and relative earnings growth and also are believed to be attractively valued. Earnings predictability and confidence in earnings forecasts are important parts of the selection process. Securities in which the Fund invests have historically been more volatile than the S&P 500 Index. Also, companies that have an earnings growth rate higher than that of the average S&P 500 company tend to reinvest their earnings rather than distribute them, so the Fund is not likely to receive significant dividend income on its portfolio securities.

In addition to common stocks, non-convertible preferred stocks and convertible securities, equity-related securities in which the Fund invests include ADRs; warrants and rights that can be exercised to obtain stock; investments in various types of business ventures, including partnerships and joint ventures; REITs and similar securities. Convertible securities are securities - like bonds, corporate notes and preferred stocks - that can be converted into the company's common stock or some other equity security. The Fund may also invest in securities of foreign and emerging markets. In addition, the Fund may engage in short sales. The Fund may hold up to 15% of its net assets in illiquid securities.

The Subadviser considers selling or reducing a stock position when, in the opinion of the Subadviser, the stock has experienced a fundamental disappointment in earnings; it has reached an intermediate-term price objective and its outlook no longer seems sufficiently promising; a relatively more attractive stock emerges; or the stock has experienced adverse price movement. For temporary defensive purposes, or when cash is temporarily available, the Fund may invest in investment grade, short-term debt instruments, including government, corporate and money market securities. If the Fund invests substantially in such instruments, it may not be pursuing its principal investment strategies and may not achieve its investment objective.

The Fund engages in active and frequent trading in order to achieve its investment objectives.



--------------------------------------------------------------------------------
PRINCIPAL INVESTMENT RISKS
The price per share of the Fund will fluctuate with changes in value of the investments held by the Fund. You may lose money by investing in the Fund. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the FDIC or any other government agency. There is no guarantee that the Fund will achieve its objective.


The Fund faces the following general risks:
O MARKET RISK: The values of stocks fluctuate in response to the activities of individual companies and general stock market conditions. Stock prices may decline over short or even extended periods. Stock markets are volatile. Securities that the Fund invests in have historically been more volatile than the S&P 500 Index and may present above-average risks. This means that when stock prices decline overall, the Fund may decline more than the S&P 500 Index. In addition, different parts of a market can react differently to adverse issuer, market, regulatory, political and economic developments.
O SELECTION RISK: Selection risk is the risk that poor security selection will cause the Fund to underperform other funds with similar investment objectives.


O FREQUENT TRADING: The Fund may actively and frequently trade its portfolio securities. High portfolio turnover (100% or more) results in higher transaction costs and can adversely affect the Fund's performance.


--------------------------------------------------------------------------------
The Allianz Variable Insurance Products Trust Prospectus May 1, 2007

O GROWTH STOCKS RISK: The returns on growth stocks may or may not move in tandem with the returns on other styles of investing or the stock markets. Growth stocks may be particularly susceptible to rapid price swings during periods of economic uncertainty or in the event of earnings disappointments. Further, growth stocks typically have little or no dividend income to cushion the effect of adverse market conditions. To the extent a growth style of investing emphasizes certain sectors of the market, such investments will be more sensitive to market, political, regulatory and economic factors affecting those sectors.
O FOREIGN AND EMERGING MARKETS RISK: Because the Fund may own securities of foreign issuers, it may be subject to risks not usually associated with owning securities of U.S. issuers. These risks include risks related to different accounting, legal and disclosure standards, different trading market and practices and trading in different currencies. In addition, investments in emerging markets, which the Fund is permitted to make, present greater risk than investing in foreign issuers generally.
O SHORT SALES RISK: The Fund may engage in short sales. This strategy may magnify underlying investment losses. In addition, investment costs may exceed potential underlying investment gains. Short sales "against the box" give up the opportunity for capital appreciation in the security.
O DERIVATIVE INSTRUMENTS RISK: The Fund may invest in derivative instruments such as futures, options and options on futures, in order to hedge a portfolio security. The value of a derivative instrument is generally determined independently from the hedged security and could result in a loss to the Fund when a change in the price of the derivative does not correlate with a change in the value of the hedged security. Derivatives used for risk management may not have the intended effect and may result in losses or missed opportunities. Derivatives can increase share price volatility and those that involve leverage could magnify losses. Certain types of derivatives involve costs to the Fund that can reduce returns. The other party to a derivatives contract could default.
O ILLIQUID AND RESTRICTED SECURITIES RISK: Investments may be illiquid because they do not have an active trading market, making it difficult to value them or dispose of them promptly at an acceptable price. Restricted securities may have terms that limit their resale to other investors or may require registration under applicable securities laws before they may be sold publicly.
O REAL ESTATE INVESTMENTS RISK: The performance of real estate investments (REIT's) depends on the strength of real estate markets, REIT management and property management which can be affected by many factors, including national and regional economic conditions.


For more information about Temporary Defensive Positions and Foreign and Emerging Markets Risk, see "More About the Funds."


A description of the Fund's policies and procedures with respect to the disclosure of the Fund's portfolio holdings is included in the SAI.


---------------------------------------------------------------------------------------------------------------------------
WHO MAY WANT TO INVEST?
-------------------------------------------------------------- ------------------------------------------------------------
CONSIDER INVESTING IN THIS FUND IF YOU ARE:                    THIS FUND MAY NOT BE APPROPRIATE FOR SOMEONE:
-------------------------------------------------------------- ------------------------------------------------------------
O   Seeking capital growth over the long term                  O   Seeking safety of principal
-------------------------------------------------------------- ------------------------------------------------------------
O   Investing for long-term goals, such as retirement          O   Investing for the short term or investing emergency
                                                                   reserves
-------------------------------------------------------------- ------------------------------------------------------------
O Can withstand volatility in the value of your investment     O   Looking primarily for regular income
-------------------------------------------------------------- ------------------------------------------------------------

--------------------------------------------------------------------------------
The Allianz Variable Insurance Products Trust Prospectus May 1, 2007

--------------------------------------------------------------------------------
PERFORMANCE INFORMATION
The following bar chart and table provide an indication of the risks of an investment in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns for one year and since its inception compare with those of a broad measure of market performance.

Both the bar chart and the table assume reinvestment of dividends and distributions, and reflect fee waivers. Without fee waivers, the Fund's performance would have been lower.

The performance of the Fund will vary from year to year. The Fund's performance does not reflect the cost of insurance and separate account charges which are imposed under your variable annuity contract or variable life insurance policy. If they were included, performance would be reduced. Past performance does not indicate how the Fund will perform in the future.

PERFORMANCE BAR CHART AND TABLE
[TO BE UPDATED UPON AMENDMENT]
                           CALENDAR YEAR TOTAL RETURN

                       [INSERT PERFORMANCE BAR CHART HERE]

     HIGHEST AND LOWEST QUARTER RETURNS (FOR PERIODS SHOWN IN THE BAR CHART)
        Highest (Q__, ______)                           ____%
        Lowest (Q__, ______)                            ____%

AVERAGE ANNUAL TOTAL RETURNS
                                                              ONE YEAR ENDED            SINCE
                                          INCEPTION         DECEMBER 31, 2006         INCEPTION
AZL Jennison Growth Fund                   4/29/05                ____%                 ____%
Russell 1000 Growth Index                                         ____%                 ____%

The Fund's performance is compared to the Russell 1000 Growth Index, an unmanaged index that measures performance of individual securities found in the Russell universe with higher price-to-book ratios and higher forecasted growth values. The index does not reflect the deduction of fees associated with a mutual fund, such as investment management and fund accounting fees. The Fund's performance reflects the deduction of fees for services provided to the Fund. Investors cannot invest directly in an index, although they can invest in the underlying securities.


--------------------------------------------------------------------------------
The Allianz Variable Insurance Products Trust Prospectus May 1, 2007

--------------------------------------------------------------------------------
FEES AND EXPENSES
ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from Fund assets)
The following expense table indicates the estimated expenses that an investor will incur as a shareholder of the Fund during the current fiscal year. These expenses are reflected in the share price of the Fund. The table below only reflects Fund expenses. Since the Funds are offered exclusively for variable contracts, there are also additional separate account expenses that would apply. If applicable separate account expenses were included, overall expenses would be higher.

[TO BE UPDATED UPON AMENDMENT]
          Management Fee                                                .80%
          Distribution (12b-1) Fees                                     .25%
          Other Expenses                                                .23%
                                                                        ----
          Total Annual Fund Operating Expenses                         1.28%
          Fee Waiver(1)                                                0.08%
          [Acquired Fund Fees and Expenses](2)                        __.__%
                                                                      ------
          Net Annual Fund Operating Expenses(1)                        1.20%

(1) The Manager and the Fund have entered into a written contract limiting operating expenses to 1.20% through April 30, 2008. The Fund is authorized to reimburse the Manager for management fees previously waived and/or for the cost of Other Expenses paid by the Manager provided that such reimbursement will not cause the Fund to exceed any limits in effect at the time of such reimbursement. The Fund's ability to reimburse the Manager in this manner only applies to fees paid or reimbursements made by the Manager within the three fiscal years prior to the date of such reimbursement. Net Annual Fund Operating Expenses shown in the table include Acquired Fund Fees and Expenses and therefore may not equal the Expenses Net of Waivers/Reimbursements contained in the Financial Highlights.
(2) Acquired Fund Fees and Expenses are based on estimated amounts for the current fiscal year.

Please see the contract prospectus for more information regarding the additional fees and expenses associated with your variable contract.


--------------------------------------------------------------------------------
EXPENSE EXAMPLE
Use the following table to compare fees and expenses of the Fund to other investment companies. It illustrates the amount of fees and expenses an investor would pay, assuming (1) a $10,000 investment, (2) 5% annual return, (3) redemption at the end of each time period, and (4) no changes in the Fund's total operating expenses. It does not reflect the effect of any fee or expense waivers. It also does not reflect separate account or insurance contract fees and charges. If it did, the costs shown would be higher. An investor's actual costs may be different.

[TO BE UPDATED UPON AMENDMENT]
      1 YEAR            3 YEARS           5 YEARS          10 YEARS
      [$122]             [$398]           [$695]           [$1,538]


--------------------------------------------------------------------------------
The Allianz Variable Insurance Products Trust Prospectus May 1, 2007

--------------------------------------------------------------------------------
RISK/RETURN SUMMARY                         AZL LMP LARGE CAP GROWTH FUND
--------------------------------------------------------------------------------

AZL LMP LARGE CAP GROWTH FUND

--------------------------------------------------------------------------------
INVESTMENT OBJECTIVE AND PRINCIPAL INVESTMENT STRATEGIES
The investment objective of the AZL LMP Large Cap Growth Fund is long-term growth of capital. This objective may be changed by the Trustees of the Fund without shareholder approval.

The Fund invests primarily in equity securities of U.S. large capitalization issuers. Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in these securities and related investments. The Fund will provide notice to shareholders at least 60 days prior to any changes in this policy. The Fund considers large capitalization issuers to be issuers that, at the time of purchase, have market capitalizations similar to companies in the Russell 1000 [Growth] Index.

The Fund's equity securities consist primarily of common stocks. The Fund may also invest in preferred stocks, warrants and securities convertible into common stocks. The Fund may invest up to 15% of its assets in securities of foreign issuers.

The Subadviser seeks to create a diversified portfolio of well-established large capitalization companies with a proven track record of consistent, above average earnings and revenue growth, and an effective management team committed to these goals. The Subadviser incorporates quantitative analysis, multi-factor screens and models, as well as fundamental stock research to identify high quality, large companies that exhibit the potential for sustainable growth. In selecting individual companies for investment, the manager screens companies on the following factors:
O  Earnings per share growth
O  Earnings per share growth consistency
O  Sales growth
O  Return on shareholder equity
O  Strength of balance sheet

For temporary defensive purposes, or when cash is temporarily available, the Fund may invest in investment grade, short-term debt instruments, including government, corporate and money market securities. If the Fund invests substantially in such instruments, it may not be pursuing its principal investment strategies and may not achieve its investment objective.



--------------------------------------------------------------------------------
PRINCIPAL INVESTMENT RISKS
The price per share of the Fund will fluctuate with changes in value of the investments held by the Fund. You may lose money by investing in the Fund. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the FDIC or any other government agency. There is no guarantee that the Fund will achieve its objective.


The Fund faces the following general risks:
O MARKET RISK: The values of stocks fluctuate in response to the activities of individual companies and general stock market conditions. Stock prices may decline over short or even extended periods. Stocks are more volatile and riskier than some other forms of investment, such as short-term, high-grade fixed income securities.
O SELECTION RISK: Selection risk is the risk that poor security selection will cause the Fund to underperform other funds with similar investment objectives.
O GROWTH STOCKS RISK: The returns on growth stocks may or may not move in tandem with the returns on other styles of investing or the stock markets. Growth stocks may be particularly susceptible to rapid price swings during periods of economic uncertainty or in the event of earnings disappointments. Further, growth stocks typically have little or no dividend income to cushion the effect of adverse market conditions. To the extent a growth style of investing emphasizes certain sectors of the market, such investments will be more sensitive to market, political, regulatory and economic factors affecting those sectors.
O FOREIGN AND EMERGING MARKETS RISK: Because the Fund may own securities of foreign issuers, it may be subject to risks not usually associated with owning securities of U.S. issuers, such as risks related to different accounting, legal and disclosure standards, different trading market and practices, and trading in different currencies. In addition,


--------------------------------------------------------------------------------
The Allianz Variable Insurance Products Trust Prospectus May 1, 2007 investment in emerging markets, which the Fund is permitted to make, present greater risk than investing in foreign issuers generally.

O CAPITALIZATION RISK: To the extent the Fund Invests significantly in small or mid-capitalization companies, it may have capitalization risk. These companies may present additional risk because they have less predictable earnings, more volatile share prices and less liquid securities than large capitalization companies. These securities may fluctuate in value more than those of larger, more established companies and, as a group, may suffer more severe price declines during periods of generally declining stock prices.
O CREDIT RISK: Credit risk is the chance that a bond issuer will fail to repay interest and principal in a timely manner, reducing the Fund's return. Also, an issuer may suffer adverse changes in financial condition that could lower the credit quality and liquidity of a security, leading to greater volatility in the price of the security and the Fund's shares.
O INTEREST RATE RISK: Interest rate risk is the chance that the value of the bonds the Fund holds will decline due to rising interest rates. When interest rates rise, the price of most bonds goes down. The price of a bond is also affected by its maturity. Bonds with longer maturities generally have greater sensitivity to changes in interest rates.

For more information about Temporary Defensive Positions and Foreign and Emerging Markets Risk, see "More About the Funds."


A description of the Fund's policies and procedures with respect to the disclosure of the Fund's portfolio holdings is included in the SAI.



-------------------------------------------------------------------------------
WHO MAY WANT TO INVEST?

-------------------------------------------------------------- ------------------------------------------------------------
CONSIDER INVESTING IN THIS FUND IF YOU ARE:                    THIS FUND MAY NOT BE APPROPRIATE FOR SOMEONE:
-------------------------------------------------------------- ------------------------------------------------------------
O   Seeking capital growth over the long term                  O   Seeking safety of principal
-------------------------------------------------------------- ------------------------------------------------------------
O   Looking for potentially greater return but higher risk     O   Investing primarily for the short term or investing
    than fixed income investments                                  emergency  reserves
-------------------------------------------------------------- ------------------------------------------------------------

--------------------------------------------------------------------------------
The Allianz Variable Insurance Products Trust Prospectus May 1, 2007

--------------------------------------------------------------------------------
PERFORMANCE INFORMATION*
The following bar chart and table provide an indication of the risks of an investment in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns for one year and since its inception compare with those of a broad measure of market performance.

Both the bar chart and the table assume reinvestment of dividends and distributions, and reflect fee waivers. Without fee waivers, the Fund's performance would have been lower.

The performance of the Fund will vary from year to year. The Fund's performance does not reflect the cost of insurance and separate account charges which are imposed under your variable annuity contract or variable life insurance policy. If they were included, performance would be reduced. Past performance does not indicate how the Fund will perform in the future.

PERFORMANCE BAR CHART AND TABLE
[TO BE UPDATED UPON AMENDMENT]
                           CALENDAR YEAR TOTAL RETURN

                       [INSERT PERFORMANCE BAR CHART HERE]


* Prior to November 6, 2006 this Fund was known as the AZL Salomon Brothers Large Cap Growth Fund. The Fund name change is due to a change to the name of the entity that subadvises the Fund.

     HIGHEST AND LOWEST QUARTER RETURNS (FOR PERIODS SHOWN IN THE BAR CHART)
        Highest [(Q2, 2003)]                          [12.34%]
        Lowest [(Q1, 2005)]                           [-3.43%]

AVERAGE ANNUAL TOTAL RETURNS
                                                                 ONE YEAR ENDED
                                             INCEPTION         DECEMBER 31, 2006      SINCE INCEPTION
AZL LMP Large Cap Growth Fund                5/1/2002                _____%                _____%
Russell 1000 Growth Index                                            _____%                _____%

The Fund's performance is compared to the Russell 1000 Growth Index, an unmanaged index that measures the performance of individual securities found in the Russell universe with higher price-to-book ratios and higher forecasted growth values. The index does not reflect the deduction of fees associated with a mutual fund, such as investment management and fund accounting fees. The Fund's performance reflects the deduction of fees for these services provided to the Fund. Investors cannot invest directly in an index, although they can invest in the underlying securities.


--------------------------------------------------------------------------------
The Allianz Variable Insurance Products Trust Prospectus May 1, 2007

--------------------------------------------------------------------------------



FEES AND EXPENSES
ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from Fund assets)
The following expense table indicates the estimated expenses that an investor will incur as a shareholder of the Fund during the current fiscal year. These expenses are reflected in the share price of the Fund. The tables below only reflect Fund expenses. Since the Funds are offered exclusively for variable contracts, there are also additional separate account expenses that would apply. If applicable separate account expenses were included, overall expenses would be higher.

[TO BE UPDATED UPON AMENDMENT]
       Management Fee                                                      .80%
       Distribution (12b-1) Fees                                           .25%
       Other Expenses                                                      .16%
                                                                           ----
       Total Annual Fund Operating Expenses                               1.21%
       Fee Waiver(1)                                                      0.01%
       [Acquired Fund Fees and Expenses](2)                              __.__%
                                                                         ------
       Net Annual Fund Operating Expenses(1)                              1.20%

(1) The Manager and the Fund have entered into a written contract limiting operating expenses to 1.20% through April 30, 2008. The Fund is authorized to reimburse the Manager for management fees previously waived and/or for the cost of Other Expenses paid by the Manager provided that such reimbursement will not cause the Fund to exceed any limits in effect at the time of such reimbursement. The Fund's ability to reimburse the Manager in this manner only applies to fees paid or reimbursements made by the Manager within the three fiscal years prior to the date of such reimbursement. Net Annual Fund Operating Expenses shown in the table include Acquired Fund Fees and Expenses and therefore may not equal the Expenses Net of Waivers/Reimbursements contained in the Financial Highlights.
(2) Acquired Fund Fees and Expenses are based on estimated amounts for the current fiscal year.

Please see the contract prospectus for more information regarding the additional fees and expenses associated with your variable contract.


--------------------------------------------------------------------------------
EXPENSE EXAMPLE
Use the following table to compare fees and expenses of the Fund to other investment companies. It illustrates the amount of fees and expenses an investor would pay, assuming (1) a $10,000 investment, (2) 5% annual return, (3) redemption at the end of each time period, and (4) no changes in the Fund's total operating expenses. It does not reflect the effect of any fee or expense waivers. It also does not reflect separate account or insurance contract fees and charges. If it did, the costs shown would be higher. An investor's actual costs may be different.

[TO BE UPDATED UPON AMENDMENT]
      1 YEAR            3 YEARS           5 YEARS          10 YEARS
      [$122]             [$383]           [$664]           [$1,465]


--------------------------------------------------------------------------------
The Allianz Variable Insurance Products Trust Prospectus May 1, 2007

--------------------------------------------------------------------------------
RISK/RETURN SUMMARY                         AZL LMP SMALL CAP GROWTH FUND
--------------------------------------------------------------------------------


AZL LMP SMALL CAP GROWTH FUND
--------------------------------------------------------------------------------
INVESTMENT OBJECTIVE AND PRINCIPAL INVESTMENT STRATEGIES
The investment objective of the AZL LMP Small Cap Growth Fund is long-term growth of capital. This objective may be changed by the Trustees of the Fund without shareholder approval.


Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities and related investments of companies with small market capitalizations. Small cap companies may present the risk that they will become illiquid. The Fund will provide notice to shareholders at least 60 days prior to any change to this policy. For the purposes of the 80% policy, small capitalization companies are considered to be companies with market capitalization values not exceeding (i) $3 billion or
(ii) the highest month-end market capitalization value of any stock in the Russell 2000 Index for the previous 12 months, whichever is greater. Securities of companies whose market capitalizations no longer meet this definition after purchase by the Fund are still considered to be securities of small capitalization companies for purposes of the Fund's 80% investment policy.

The Fund is managed by a team of portfolio managers, with each member of the team focusing on a different industry sector. The manager uses a growth-oriented investment style that emphasizes small U.S. companies believed to have one or more of the following:
    O   Superior management teams
    O   Good prospects for growth
    O   Predictable, growing demand for their products or services
    O Dominant positions in a niche market or customers who are very large companies
    O   Cyclical recovery potential
    O   Strong or improving financial conditions

In addition, the Fund may invest in companies believed to be emerging companies relative to potential markets or undervalued relative to their peers including foreign markets. The Fund may continue to hold securities of issuers that become mid-cap or large-cap issuers if, in the Subadviser's opinion, these securities remain good investments for the Fund. The Fund may invest up to 20% of its assets in non-convertible bonds, notes, and other debt securities when the Subadviser believes that their total return potential equals or exceeds the potential return of equity securities. The Fund may invest up to 20% of its total assets in equity securities of foreign issuers.

The Subadviser generally uses a "bottom-up" approach when selecting securities for the Fund. This means that the Subadviser looks primarily at individual companies against the context of broader market forces.

For temporary defensive purposes, or when cash is temporarily available, the Fund may invest in investment grade, short-term debt instruments, including government, corporate and money market securities. If the Fund invests substantially in such instruments, it may not be pursuing its principal investment strategies and may not achieve its investment objective.

--------------------------------------------------------------------------------
PRINCIPAL INVESTMENT RISKS
The price per share of the Fund will fluctuate with changes in value of the investments held by the Fund. You may lose money by investing in the Fund. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the FDIC or any other government agency. There is no guarantee that the Fund will achieve its objective.

The Fund faces the following general risks:
O MARKET RISK: The values of stocks fluctuate in response to the activities of individual companies and general stock market conditions. Stock prices may decline over short or even extended periods. Stocks are more volatile and riskier than some other forms of investment, such as short-term, high-grade fixed income securities.
O SELECTION RISK: Selection risk is the risk that poor security selection will cause the Fund to underperform other funds with similar investment objectives.
O GROWTH STOCKS RISK: The returns on growth stocks may or may not move in tandem with the returns on other styles of investing or the stock markets. Growth stocks may be particularly susceptible to rapid price swings during periods of economic uncertainty or in the event of earnings disappointments. Further, growth stocks typically have little or no

--------------------------------------------------------------------------------
The Allianz Variable Insurance Products Trust Prospectus May 1, 2007 dividend income to cushion the effect of adverse market conditions. To the extent a growth style of investing emphasizes certain sectors of the market, such investments will be more sensitive to market, political, regulatory and economic factors affecting those sectors.
O CAPITALIZATION RISK: Because the Fund invests significantly in small-cap companies, it has capitalization risk. These companies may present additional risk because they have less predictable earnings or no earnings, more volatile share prices and less liquid securities than large capitalization companies. These securities may fluctuate in value more than those of larger, more established companies and, as a group, may suffer more severe price declines during periods of generally declining stock prices.
O ILLIQUID AND RESTRICTED SECURITIES: Investments may be illiquid because they do not have an active trading market, making it difficult to value them or dispose of them promptly at an acceptable price. Restricted securities may have terms that limit their resale to other investors or may require registration under applicable securities laws before they may be sold publicly.
O CREDIT RISK: Credit risk is the chance that a bond issuer will fail to repay interest and principal in a timely manner, reducing the Fund's return. Also, an issuer may suffer adverse changes in financial condition that could lower the credit quality and liquidity of a security, leading to greater volatility in the price of the security and the Fund's shares.
O INTEREST RATE RISK: Interest rate risk is the chance that the value of the bonds the Fund holds will decline due to rising interest rates. When interest rates rise, the price of most bonds goes down. The price of a bond is also affected by its maturity. Bonds with longer maturities generally have greater sensitivity to changes in interest rates.
O CALL RISK: If interest rates fall, it is possible that issuers of callable securities held by the Fund will call or prepay their securities before their maturity dates. In this event, the proceeds from the called securities would most likely be reinvested by the Fund in securities bearing the new, lower interest rates, resulting in a possible decline in the Fund's income and distributions to shareholders and termination of any conversion option on convertible securities.
O FOREIGN AND EMERGING MARKETS RISK: Because the Fund may own securities of foreign issuers, it may be subject to risks not usually associated with owning securities of U.S. issuers, such as risks related to different accounting, legal and disclosure standards, different trading market and practices, and trading in different currencies. In addition, investment in emerging markets, which the Fund is permitted to make, present greater risk than investing in foreign issuers generally.
O DERIVATIVE INSTRUMENTS RISK: The Fund may invest in derivative instruments such as futures, options and options on futures, in order to hedge a portfolio security. The value of a derivative instrument is generally determined independently from the hedged security and could result in a loss to the Fund when a change in the price of the derivative does not correlate with a change in the value of the hedged security. Derivatives used for risk management may not have the intended effect and may result in losses or missed opportunities. Derivatives can increase share price volatility and those that involve leverage could magnify losses. Certain types of derivatives involve costs to the Fund that can reduce returns. The other party to a derivatives contract could default.


O FREQUENT TRADING: The Fund may actively and frequently trade its portfolio securities. High portfolio turnover (100% or more) results in higher transaction costs and can affect the Fund's performance.


For more information about Temporary Defensive Positions and Foreign and Emerging Markets Risk, see "More About the Funds."

A description of the Fund's policies and procedures with respect to the disclosure of the Fund's portfolio holdings is included in the SAI.


--------------------------------------------------------------------------------
The Allianz Variable Insurance Products Trust Prospectus May 1, 2007

---------------------------------------------------------------------------------------------------------------------------
WHO MAY WANT TO INVEST?
-------------------------------------------------------------- ------------------------------------------------------------
CONSIDER INVESTING IN THIS FUND IF YOU ARE:                    THIS FUND MAY NOT BE APPROPRIATE FOR SOMEONE:
-------------------------------------------------------------- ------------------------------------------------------------
O   Investing for long-term goals, such as retirement          O   Seeking to avoid market risk and volatility
-------------------------------------------------------------- ------------------------------------------------------------
O   Seeking long-term growth of capital                        O   Unwilling to accept the greater risks associated with
                                                                   small capitalization companies
-------------------------------------------------------------- ------------------------------------------------------------
O   Willing to accept the risk of investing in smaller         O   Investing for the short-term or investing emergency
    capitalization stocks for the potential                        reserves
    reward of greater capital
-------------------------------------------------------------- ------------------------------------------------------------

--------------------------------------------------------------------------------
PERFORMANCE INFORMATION*
The following bar chart and table provide an indication of the risks of an investment in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns for one year and since its inception compare with those of a broad measure of market performance.

Both the bar chart and the table assume reinvestment of dividends and distributions, and reflect fee waivers. Without fee waivers, the Fund's performance would have been lower.

The performance of the Fund will vary from year to year. The Fund's performance does not reflect the cost of insurance and separate account charges which are imposed under your variable annuity contract or variable life insurance policy. If they were included, performance would be reduced. Past performance does not indicate how the Fund will perform in the future.

PERFORMANCE BAR CHART AND TABLE
[TO BE UPDATED UPON AMENDMENT]
                           CALENDAR YEAR TOTAL RETURN

                       [INSERT PERFORMANCE BAR CHART HERE]

* Prior to November 6, 2006 this Fund was known as the AZL Salomon Brothers Small Cap Growth Fund. The Fund name change is due to a change to the name of the entity that subadvises the Fund.

     HIGHEST AND LOWEST QUARTER RETURNS (FOR PERIODS SHOWN IN THE BAR CHART)
        Highest (Q__, 200__)                         [___.__]%
        Lowest (Q__, 200__)                          [___.__]%

AVERAGE ANNUAL TOTAL RETURNS
[TO BE UPDATED UPON AMENDMENT]
                                                                  ONE YEAR ENDED              SINCE
                                            INCEPTION           DECEMBER 31, 2006           INCEPTION
AZL LMP Small Cap Growth Fund               4/29/2005                 _____%                  _____%
Russell 2000 Growth Index                                             _____%                  _____%

The Fund's performance is compared to the Russell 2000 Growth Index, an unmanaged index that represents the performance of certain securities found in the Russell universe with higher price-to-book ratios and higher forecasted growth values. The index does not reflect the deduction of fees associated with a mutual fund, such as investment management and fund accounting fees. The Fund's performance reflects the deduction of fees for services provided to the Fund. Investors cannot invest directly in an index, although they can invest in the underlying securities.


--------------------------------------------------------------------------------
The Allianz Variable Insurance Products Trust Prospectus May 1, 2007

--------------------------------------------------------------------------------
FEES AND EXPENSES
ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from Fund assets)
The following expense table indicates the estimated expenses that an investor will incur as a shareholder of the Fund during the current fiscal year. These expenses are reflected in the share price of the Fund. The table below only reflects Fund expenses. Since the Funds are offered exclusively for variable contracts, there are also additional separate account expenses that would apply. If applicable separate account expenses were included, overall expenses would be higher.

[TO BE UPDATED UPON AMENDMENT]
    Management Fee                                                      .85%
    Distribution (12b-1) Fees                                           .25%
    Other Expenses                                                      .25%
                                                                        ----
    Total Annual Fund Operating Expenses                               1.35%
    Fee Waiver(1)                                                      0.00%
    [Acquired Fund Fees and Expenses](2)                              __.__%
                                                                      ------
    Net Annual Fund Operating Expenses(1)                              1.35%

(1) The Manager and the Fund have entered into a written contract limiting operating expenses to 1.35% through April 30, 2008. The Fund is authorized to reimburse the Manager for management fees previously waived and/or for the cost of Other Expenses paid by the Manager provided that such reimbursement will not cause the Fund to exceed any limits in effect at the time of such reimbursement. The Fund's ability to reimburse the Manager in this manner only applies to fees paid or reimbursements made by the Manager within the three fiscal years prior to the date of such reimbursement. Net Annual Fund Operating Expenses shown in the table include Acquired Fund Fees and Expenses and therefore may not equal the Expenses Net of Waivers/Reimbursements contained in the Financial Highlights.
(2) Acquired Fund Fees and Expenses are based on estimated amounts for the current fiscal year.

Please see the contract prospectus for more information regarding the additional fees and expenses associated with your variable contract.


--------------------------------------------------------------------------------
EXPENSE EXAMPLE
Use the following table to compare fees and expenses of the Fund to other investment companies. It illustrates the amount of fees and expenses an investor would pay, assuming (1) a $10,000 investment, (2) 5% annual return, (3) redemption at the end of each time period, and (4) no changes in the Fund's total operating expenses. It does not reflect the effect of any fee or expense waivers. It also does not reflect separate account or insurance contract fees and charges. If it did, the costs shown would be higher. An investor's actual costs may be different.

[TO BE UPDATED UPON AMENDMENT]
      1 YEAR            3 YEARS           5 YEARS          10 YEARS
      [$137]             [$428]           [$739]           [$1,624]


--------------------------------------------------------------------------------
The Allianz Variable Insurance Products Trust Prospectus May 1, 2007

--------------------------------------------------------------------------------
RISK/RETURN SUMMARY                            AZL LEGG MASON GROWTH FUND
--------------------------------------------------------------------------------

AZL LEGG MASON GROWTH FUND

--------------------------------------------------------------------------------
INVESTMENT OBJECTIVE AND PRINCIPAL INVESTMENT STRATEGIES
The investment objective of the AZL Legg Mason Growth Fund is maximum long-term capital appreciation with minimum long-term risk to principal. This objective may be changed by the Trustees of the Fund without shareholder approval.

The Fund invests primarily in common stocks or securities convertible into or exchangeable for common stock. The Subadviser currently anticipates that the Fund will not invest more than 25% of its total assets in foreign securities.

The Fund seeks to invest in companies that, in the Subadviser's opinion, are undervalued at the time of purchase. The selection of common stocks will be made through a process whereby companies are identified and selected as eligible investments by examining all fundamental quantitative and qualitative aspects of the company, its management and its financial position as compared to its stock price. This is a bottom up, fundamental method of analysis. The Subadviser's investment strategy is based on the principle that a shareholder's return from owning a stock is ultimately determined by the fundamental economics of the underlying business. The Subadviser believes that investors should focus on the long-term economic progress of the investment and disregard short-term nuances.

The portfolio manager sells securities when they have realized what the manager believes is their potential value or when the Subadviser believes that they are not likely to achieve that value in a reasonable period of time.

For temporary defensive purposes, the Fund may invest up to 100% of its assets in short-term U.S. Government securities, bank certificates of deposit, prime commercial paper and other high quality short-term fixed-income securities and repurchase agreements with respect to those securities. In addition, the Fund may hold cash reserves, when necessary, for anticipated securities purchases, shareholder redemptions or temporarily during periods when the Subadviser believes prevailing market conditions call for a defensive posture. If the Fund invests substantially in such instruments, it may not be pursuing its principal investment strategies and may not achieve its investment objective.


--------------------------------------------------------------------------------
PRINCIPAL INVESTMENT RISKS
The price per share of the Fund will fluctuate with changes in value of the investments held by the Fund. You may lose money by investing in the Fund. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the FDIC or any other government agency. There is no guarantee that the Fund will achieve its objective.


The Fund faces the following general risks:
O NON-DIVERSIFICATION RISK: The Fund is non-diversified. This means that the percentage of its assets invested in any single issuer is not limited by the Investment Company Act of 1940, as amended. When the Fund's assets are invested in the securities of a limited number of issuers or it holds a large portion of its assets in a few issuers, the value of its shares will be more susceptible to any single economic, political or regulatory event affecting those issuers or their securities that shares of a diversified fund.
O MARKET RISK: The values of stocks fluctuate in response to the activities of individual companies and general stock market conditions. Stock prices may decline over short or even extended periods. Stocks are more volatile and riskier than some other forms of investment, such as short-term, high-grade fixed income securities.
O SELECTION RISK: Selection risk is the risk that poor security selection will cause the Fund to underperform other funds with similar investment objectives.
O GROWTH STOCKS RISK: The returns on growth stocks may or may not move in tandem with the returns on other styles of investing or the stock markets. Growth stocks may be particularly susceptible to rapid price swings during periods of economic uncertainty or in the event of earnings disappointments. Further, growth stocks typically have little or no dividend income to cushion the effect of adverse market conditions. To the extent a growth style of investing emphasizes certain sectors of the market, such investments will be more sensitive to market, political, regulatory and economic factors affecting those sectors.
O FOREIGN AND EMERGING MARKETS RISK: Because the Fund may own securities of foreign issuers, it may be subject to risks not usually associated with owning securities of U.S. issuers, such as different accounting, legal and disclosure standards, different trading market and practices and trading in different currencies. In addition, investments in

--------------------------------------------------------------------------------
The Allianz Variable Insurance Products Trust Prospectus May 1, 2007 emerging markets, which the Fund is permitted to make, present greater risk than investing in foreign issuers generally.
O CONVERTIBLE SECURITIES RISK: The values of the convertible securities in which the Fund may invest also will be affected by market interest rates, the risk that the issuer may default on interest or principal payments and the value of the underlying common stock into which these securities may be converted. Specifically, since these types of convertible securities pay fixed interest and dividends, their values may fall if market interest rates rise, and rise if market interest rates fall. Additionally, an issuer may have the right to buy back certain of the convertible securities at a time and at a price that is unfavorable to the Fund.
O FREQUENT TRADING: The Fund may actively and frequently trade its portfolio securities. High portfolio turnover (100% or more) results in higher transaction costs and can adversely affect the Fund's performance.

For more information about Temporary Defensive Positions and Foreign and Emerging Markets Risk, see "More About the Funds."


A description of the Fund's policies and procedures with respect to the disclosure of the Fund's portfolio holdings is included in the SAI.


----------------------------------------------------------------------------------------------------------------------------
WHO MAY WANT TO INVEST?
--------------------------------------------------------------- ------------------------------------------------------------
CONSIDER INVESTING IN THIS FUND IF YOU ARE:                     THIS FUND MAY NOT BE APPROPRIATE FOR SOMEONE:
--------------------------------------------------------------- ------------------------------------------------------------
O   Investing for long-term goals, such as retirement           O   Needing current income
--------------------------------------------------------------- ------------------------------------------------------------
O   Seeking long-term growth of capital                         O   Seeking safety of principal
---------------------------------------------------------------
O   Willing to accept the additional risk inherent in
    investing in a limited number of issuers
--------------------------------------------------------------- ------------------------------------------------------------

--------------------------------------------------------------------------------
The Allianz Variable Insurance Products Trust Prospectus May 1, 2007

--------------------------------------------------------------------------------
PERFORMANCE INFORMATION
The following bar chart and table provide an indication of the risks of an investment in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns for one year and since its inception compare with those of a broad measure of market performance.

Both the bar chart and the table assume reinvestment of dividends and distributions, and reflect fee waivers. Without fee waivers, the Fund's performance would have been lower.

The performance of the Fund will vary from year to year. The Fund's performance does not reflect the cost of insurance and separate account charges which are imposed under your variable annuity contract or variable life insurance policy. If they were included, performance would be reduced. Past performance does not indicate how the Fund will perform in the future.

PERFORMANCE BAR CHART AND TABLE
[TO BE UPDATED UPON AMENDMENT]
                           CALENDAR YEAR TOTAL RETURN

                       [INSERT PERFORMANCE BAR CHART HERE]


     HIGHEST AND LOWEST QUARTER RETURNS (FOR PERIODS SHOWN IN THE BAR CHART)
        Highest [(Q2, 2003)]                           [19.45%]
        Lowest [(Q1, 2005)]                            [-3.91%]

AVERAGE ANNUAL TOTAL RETURNS
                                                                   ONE YEAR ENDED            SINCE
                                               INCEPTION         DECEMBER 31, 2006         INCEPTION
AZL Legg Mason Growth Fund                      5/1/2002               _____%                _____%
Russell 1000 Growth Index                                              _____%                _____%


The Fund's performance is compared to the Russell 1000 Growth Index, an unmanaged index that measures the performance of individual securities found in the Russell universe with higher price-to-book ratios and higher forecasted growth values. The index does not reflect the deduction of fees associated with a mutual fund, such as investment management and fund accounting fees. The Fund's performance reflects the deduction of fees for these services provided to the Fund. Investors cannot invest directly in an index, although they can invest in the underlying securities.


--------------------------------------------------------------------------------
The Allianz Variable Insurance Products Trust Prospectus May 1, 2007

--------------------------------------------------------------------------------
FEES AND EXPENSES
ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from Fund assets)
The following expense table indicates the estimated expenses that an investor will incur as a shareholder of the Fund during the current fiscal year. These expenses are reflected in the share price of the Fund. The tables below only reflect Fund expenses. Since the Funds are offered exclusively for variable contracts, there are also additional separate account expenses that would apply. If applicable separate account expenses were included, overall expenses would be higher.

[TO BE UPDATED UPON AMENDMENT]
          Management Fee(1)                                         .85%
          Distribution (12b-1) Fees                                 .25%
          Other Expenses                                            .21%
                                                                    ----
          Total Annual Fund Operating Expenses                     1.31%
          Fee Waiver(2)                                            0.05%
          [Acquired Fund Fees and Expenses](3)                    __.__%
                                                                  ------
          Net Annual Fund Operating Expenses(1)(,)(2)              1.26%

(1) The Manager and the Fund have entered into a written agreement whereby the Manager has voluntarily reduced the management fee to 0.80% through April 30, 2008. If this voluntary fee reduction were reflected in the table, the Net Annual Operating Expenses would be 1.26%.
(2) The Manager and the Fund have entered into a written contract limiting operating expenses to 1.30% through April 30, 2008. The Fund is authorized to reimburse the Manager for management fees previously waived and/or for the cost of Other Expenses paid by the Manager provided that such reimbursement will not cause the Fund to exceed any limits in effect at the time of such reimbursement. The Fund's ability to reimburse the Manager in this manner only applies to fees paid or reimbursements made by the Manager within the three fiscal years prior to the date of such reimbursement. Net Annual Fund Operating Expenses shown in the table include Acquired Fund Fees and Expenses and therefore may not equal the Expenses Net of Waivers/Reimbursements contained in the Financial Highlights.
(3) Acquired Fund Fees and Expenses are based on estimated amounts for the current fiscal year.

Please see the contract prospectus for more information regarding the additional fees and expenses associated with your variable contract.

--------------------------------------------------------------------------------
EXPENSE EXAMPLE
Use the following table to compare fees and expenses of the Fund to other investment companies. It illustrates the amount of fees and expenses an investor would pay, assuming (1) a $10,000 investment, (2) 5% annual return, (3) redemption at the end of each time period, and (4) no changes in the Fund's total operating expenses. It does not reflect the effect of any fee or expense waiver. It also does not reflect separate account or insurance contract fees and charges. If it did, the costs shown would be higher. An investor's actual costs may be different.

[TO BE UPDATED UPON AMENDMENT]
      1 YEAR            3 YEARS           5 YEARS          10 YEARS
      [$132]             [$414]           [$717]           [$1,578]


--------------------------------------------------------------------------------
The Allianz Variable Insurance Products Trust Prospectus May 1, 2007

--------------------------------------------------------------------------------
RISK/RETURN SUMMARY                                AZL LEGG MASON VALUE FUND
--------------------------------------------------------------------------------

AZL LEGG MASON VALUE FUND
--------------------------------------------------------------------------------
INVESTMENT OBJECTIVE AND PRINCIPAL INVESTMENT STRATEGIES
The investment objective of the AZL Legg Mason Value Fund is long-term growth of capital. This objective may be changed by the Trustees of the Fund without shareholder approval.

The Fund invests primarily in equity securities that, in the Subadviser's opinion, offer the potential for capital growth. The Subadviser follows a value discipline in selecting securities, and therefore seeks to purchase securities at large discounts to the Subadviser's assessment of their intrinsic value. Intrinsic value, according to the Subadviser, is the value of the company measured, to different extents depending on the type of company, on factors such as, but not limited to, the discounted value of its projected future free cash flows, the company's ability to earn returns on capital in excess of its cost of capital, private market values of similar companies and the costs to replicate the business. Qualitative factors, such as an assessment of the company's products, competitive positioning, strategy, industry economics and dynamics, regulatory frameworks and more, may also be considered. Securities may be undervalued due to, among other things, uncertainty arising from the limited availability of accurate information, economic growth and change, changes in competitive conditions, technological change, investor overreaction to negative news or events, and changes in government policy or geopolitical dynamics. The Subadviser takes a long-term approach to investing, generally characterized by long holding periods and low turnover. The Fund generally invests in companies with market capitalizations greater than $5 billion, but may invest in companies of any size. The Fund may also invest in securities of foreign issuers.

The Subadviser may decide to sell securities given a variety of circumstances, such as when a security no longer appears to the Subadviser to offer the potential for long-term growth of capital, when an investment opportunity arises that the Subadviser believes is more compelling, or to realize gains or limit potential losses.

The Fund may also invest in debt securities of companies having one or more of the above characteristics. The Fund may invest up to 25% of its total assets in long-term debt securities. Up to 10% of its total assets may be invested in debt securities rated below investment grade, commonly known as "junk bonds". A bond issuer may suffer adverse changes in financial condition that could result in the bond becoming illiquid. Lower rated bonds may be less liquid than higher-rated bonds, which means that the Fund may have difficulty selling them at times.

The Fund may also invest in futures contracts or related options and repurchase agreements.

For temporary defensive purposes, or when cash is temporarily available, the Fund may invest in investment grade, short-term debt instruments, including government, corporate and money market securities. If the Fund invests substantially in such instruments, it may not be pursuing its principal investment strategies and may not achieve its investment objective.


--------------------------------------------------------------------------------
PRINCIPAL INVESTMENT RISKS
The price per share of the Fund will fluctuate with changes in value of the investments held by the Fund. You may lose money by investing in the Fund. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the FDIC or any other government agency. There is no guarantee that the Fund will achieve its objective. The Fund faces the following general risks:


O NON-DIVERSIFICATION RISK: The Fund is non-diversified. This means that the percentage of its assets invested in any single issuer is not limited by the Investment Company Act of 1940, as amended. When the Fund's assets are invested in the securities of a limited number of issuers or it holds a large portion of its assets in a few issuers, the value of its shares will be more susceptible to any single economic, political or regulatory event affecting those issuers or their securities that shares of a diversified fund.
O MARKET RISK: The values of stocks fluctuate in response to the activities of individual companies and general stock market and economic conditions. Stock prices may decline over short or even extended periods. Stocks are more volatile and riskier than some other forms of investment, such as short-term, high-grade fixed income securities.
O SELECTION RISK: Selection risk is the risk that poor security selection will cause the Fund to underperform other funds with similar investment objectives.

--------------------------------------------------------------------------------
The Allianz Variable Insurance Products Trust Prospectus May 1, 2007

O VALUE STOCKS RISK: A "value" style of investing emphasizes undervalued companies with characteristics for improved valuations. This style of investing is subject to the risk that the valuations never improve or that the returns on "value" equity securities are less than returns on other styles of investing, or the overall stock market.
O CAPITALIZATION RISK: To the extent the Fund invests significantly in small or mid-capitalization companies, it may have capitalization risk. These companies may present additional risk because they have less predictable earnings, more volatile share prices and less liquid securities than large capitalization companies. These securities may fluctuate in value more than those of larger, more established companies and, as a group, may suffer more severe price declines during periods of generally declining stock prices.
O FOREIGN RISK: Because the Fund may own securities of foreign issuers, it may be subject to risks not usually associated with owning securities of U.S. issuers, such as different accounting, legal and disclosure standards, different trading market and practices, and trading in different currencies.
O CREDIT RISK: Credit risk is the chance that a bond issuer will fail to repay interest and principal in a timely manner, reducing the Fund's return. Also, an issuer may suffer adverse changes in financial condition that could lower the credit quality and liquidity of a security, leading to greater volatility in the price of the security and the Fund's shares.
O SECURITY QUALITY RISK: The Fund may invest in high yield, high risk debt securities and unrated securities of similar quality. These lower quality securities have speculative characteristics and are more volatile and are more susceptible to credit risk than investment grade securities. Issuers of high yield bonds also may be more vulnerable to changes in the economy or to interest rate changes that might affect their ability to repay debt.
O INTEREST RATE RISK: Interest rate risk is the chance that the value of the bonds the Fund holds will decline due to rising interest rates. When interest rates rise, the price of most bonds goes down. The price of a bond is also affected by its maturity. Bonds with longer maturities generally have greater sensitivity to changes in interest rates.
O CALL RISK: If interest rates fall, it is possible that issuers of callable securities held by the Fund will call or prepay their securities before their maturity dates. In this event, the proceeds from the called securities would most likely be reinvested by the Fund in securities bearing the new, lower interest rates, resulting in a possible decline in the Fund's income and distributions to shareholders and termination of any conversion option on convertible securities.
O CONVERTIBLE SECURITIES RISK: The values of the convertible securities in which the Fund may invest also will be affected by market interest rates, the risk that the issuer may default on interest or principal payments and the value of the underlying common stock into which these securities may be converted. Specifically, since these types of convertible securities pay fixed interest and dividends, their values may fall if market interest rates rise and rise if market interest rates fall. Additionally, an issuer may have the right to buy back certain of the convertible securities at a time and at a price that is unfavorable to the Fund.
O DERIVATIVE INSTRUMENTS RISK: The Fund may invest in derivative instruments such as futures, options and options on futures, in order to hedge a portfolio security. The value of a derivative instrument is generally determined independently from the hedged security and could result in a loss to the Fund when a change in the price of the derivative does not correlate with a change in the value of the hedged security. Derivatives used for risk management may not have the intended effect and may result in losses or missed opportunities. Derivatives can increase share price volatility and those that involve leverage could magnify losses. Certain types of derivatives involve costs to the Fund that can reduce returns. The other party to a derivatives contract could default.
O ILLIQUID AND RESTRICTED SECURITIES: Investments may be illiquid because they do not have an active trading market, making it difficult to value them or dispose of them promptly at an acceptable price. Restricted securities may have terms that limit their resale to other investors or may require registration under applicable securities laws before they may be sold publicly.


For more information about Temporary Defensive Positions and Foreign and Emerging Markets Risk, see "More About the Funds."


A description of the Fund's policies and procedures with respect to the disclosure of the Fund's portfolio holdings is included in the SAI.

--------------------------------------------------------------------------------
The Allianz Variable Insurance Products Trust Prospectus May 1, 2007

----------------------------------------------------------------------------------------------------------------------------
WHO MAY WANT TO INVEST?
--------------------------------------------------------------- ------------------------------------------------------------
CONSIDER INVESTING IN THIS FUND IF YOU ARE:                     THIS FUND MAY NOT BE APPROPRIATE FOR SOMEONE:
--------------------------------------------------------------- ------------------------------------------------------------
O   Investing for long-term goals, such as retirement           O   Pursuing an aggressive high growth investment strategy
--------------------------------------------------------------- ------------------------------------------------------------
O   Seeking income and growth of capital                        O   Seeking a stable share price
--------------------------------------------------------------- ------------------------------------------------------------
O   Pursuing a balanced approach to investments in both         O   Investing emergency reserves
    growth-and income-producing securities and willing to
    accept the risks associated with investing in mid to large cap stocks
--------------------------------------------------------------- ------------------------------------------------------------

--------------------------------------------------------------------------------
PERFORMANCE INFORMATION
The following bar chart and table provide an indication of the risks of an investment in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns for one year, five years, and since its inception compare with those of a broad measure of market performance.

Both the bar chart and the table assume reinvestment of dividends and distributions, and reflect fee waivers. Without fee waivers, the Fund's performance would have been lower.

The performance of the Fund will vary from year to year. The Fund's performance does not reflect the cost of insurance and separate account charges which are imposed under your variable annuity contract or variable life insurance policy. If they were included, performance would be reduced. Past performance does not indicate how the Fund will perform in the future.

PERFORMANCE BAR CHART AND TABLE
[TO BE UPDATED UPON AMENDMENT]
                           CALENDAR YEAR TOTAL RETURN

                       [INSERT PERFORMANCE BAR CHART HERE]

     HIGHEST AND LOWEST QUARTER RETURNS (FOR PERIODS SHOWN IN THE BAR CHART)
        Highest [(Q2, 2003)]                          [13.21%]
        Lowest [(Q3, 2002)]                          [-14.41%]

AVERAGE ANNUAL TOTAL RETURNS
                                                     ONE YEAR ENDED      FIVE YEARS ENDED           SINCE
                                 INCEPTION         DECEMBER 31, 2006     DECEMBER 31, 2006        INCEPTION
AZL Legg Mason Value Fund        11/5/2001               _____%               _____%                _____%
S&P 500 Index                                            _____%               _____%                _____%
Russell 1000 Index                                       _____%               _____%                _____%

The Fund's performance is compared to the Standard & Poor's 500 Composite Stock Price Index ("S&P 500 Index") and the Russell 1000 Index. The S&P 500 Index consists of 500 selected common stocks, most of which are listed on the New York Stock Exchange, and is a measure of the U.S. stock market as a whole. The Russell 1000 Index measures the performance of 1000 largest companies found in the Russell universe, which represents approximately 92% of the total market capitalization of the Russell 3000 Index. The indices are unmanaged and do not reflect the deduction of fees associated with a mutual fund, such as investment management and fund accounting fees. The Fund's performance reflects the deduction of fees for services provided to the Fund. Investors cannot invest directly in an index, although they can invest in the underlying securities.


--------------------------------------------------------------------------------
The Allianz Variable Insurance Products Trust Prospectus May 1, 2007

--------------------------------------------------------------------------------
FEES AND EXPENSES
ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from Fund assets)
The following expense table indicates the estimated expenses that an investor will incur as a shareholder of the Fund during the current fiscal year. These expenses are reflected in the share price of the Fund. The tables below only reflect Fund expenses. Since the Funds are offered exclusively for variable contracts, there are also additional separate account expenses that would apply. If applicable separate account expenses were included, overall expenses would be higher.

[TO BE UPDATED UPON AMENDMENT]
     Management Fee                                                      .75%
     Distribution (12b-1) Fees                                           .25%
     Other Expenses                                                      .20%
                                                                         ----
     Total Annual Fund Operating Expenses                               1.20%
     Fee Waiver(1)                                                      0.00%
     [Acquired Fund Fees and Expenses](2)                              __.__%
                                                                       ------
     Net Annual Fund Operating Expenses(1)                              1.20%

(1) The Manager and the Fund have entered into a written contract limiting operating expenses to 1.20% through April 30, 2008. The Fund is authorized to reimburse the Manager for management fees previously waived and/or for the cost of Other Expenses paid by the Manager provided that such reimbursement will not cause the Fund to exceed any limits in effect at the time of such reimbursement. The Fund's ability to reimburse the Manager in this manner only applies to fees paid or reimbursements made by the Manager within the three fiscal years prior to the date of such reimbursement. Net Annual Fund Operating Expenses shown in the table include Acquired Fund Fees and Expenses and therefore may not equal the Expenses Net of Waivers/Reimbursements contained in the Financial Highlights.
(2) Acquired Fund Fees and Expenses are based on estimated amounts for the current fiscal year.

Please see the contract prospectus for more information regarding the additional fees and expenses associated with your variable contract.
--------------------------------------------------------------------------------
EXPENSE EXAMPLE
Use the following table to compare fees and expenses of the Fund to other investment companies. It illustrates the amount of fees and expenses an investor would pay, assuming (1) a $10,000 investment, (2) 5% annual return, (3) redemption at the end of each time period, and (4) no changes in the Fund's total operating expenses. It does not reflect the effect of any fee or expense waivers. It also does not reflect separate account or insurance contract fees and charges. If it did, the costs shown would be higher. An investor's actual costs may be different.

[TO BE UPDATED UPON AMENDMENT]
      1 YEAR            3 YEARS           5 YEARS          10 YEARS
      [$122]             [$381]           [$660]           [$1,455]


--------------------------------------------------------------------------------
The Allianz Variable Insurance Products Trust Prospectus May 1, 2007

--------------------------------------------------------------------------------
RISK/RETURN SUMMARY                                     AZL MONEY MARKET FUND
--------------------------------------------------------------------------------

AZL MONEY MARKET FUND
--------------------------------------------------------------------------------
INVESTMENT OBJECTIVE AND PRINCIPAL INVESTMENT STRATEGIES
The investment objective of the AZL Money Market Fund is current income consistent with stability of principal, which may not be changed without shareholder approval.

The Fund invests substantially all of its total assets in a diversified and liquid portfolio of high quality, money market investments, including:
O   U.S. Government securities;
O Certificates of deposits, time deposits, bankers' acceptances and other short-term instruments issued by U.S. or foreign banks;
O U.S. and foreign commercial paper and other short-term corporate debt obligations, including those with floating rate or variable rates of interest;
O Obligations issued or guaranteed by one or more foreign governments or their agencies, including supranational entities;
O   Loan participation interests;
O   Asset backed securities; and
O Repurchase agreements collateralized by the types of securities described above.

The Fund is required to invest at least 95% of its total assets in the securities of issuers with the highest credit rating, with the remainder invested in securities with the second-highest credit rating. The Fund is subject to certain federal rules which require it to:
O   maintain an average dollar-weighted portfolio maturity of 90 days or less
O   buy individual securities that have remaining maturities of 397 days or less
O   invest only in high-quality, dollar-denominated, short-term obligations.

The Fund engages in active and frequent trading in order to achieve its investment objectives.



--------------------------------------------------------------------------------
PRINCIPAL INVESTMENT RISKS
An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the FDIC or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. The Fund faces the following general risks:


O INTEREST RATE RISK: This is the risk that changes in interest rates will affect the value of the Fund's investments in income-producing or debt securities. Increases in interest rates may cause the value of the Fund's investments to decline.
O CREDIT RISK: Although credit risk is very low because the Fund only invests in high quality obligations, if an issuer fails to pay interest or repay principal, the value of your investment could decline.
O INCOME RISK: Income risk is the chance that falling interest rates will cause the Fund's income to decline. Income risk is generally higher for short-term bonds.
O FREQUENT TRADING: The Fund may actively and frequently trade its portfolio securities. High portfolio turnover (100% or more) results in higher transaction costs and can affect the Fund's performance.


A description of the Fund's policies and procedures with respect to the disclosure of the Fund's portfolio holdings is included in the SAI.



--------------------------------------------------------------------------------
The Allianz Variable Insurance Products Trust Prospectus May 1, 2007

-----------------------------------------------------------------------------------------------------------------------------
WHO MAY WANT TO INVEST?

--------------------------------------------------------------- ------------------------------------------------------------
CONSIDER INVESTING IN THIS FUND IF YOU:                         THIS FUND MAY NOT BE APPROPRIATE FOR SOMEONE:
--------------------------------------------------------------- ------------------------------------------------------------
O   Are seeking preservation of capital                         O   Seeking high total returns
--------------------------------------------------------------- ------------------------------------------------------------
O   Have a low risk tolerance                                   O   Pursuing a long-term goal or investing for retirement
--------------------------------------------------------------- ------------------------------------------------------------
O   Have a short term investing horizon or goal
--------------------------------------------------------------- ------------------------------------------------------------

--------------------------------------------------------------------------------
PERFORMANCE INFORMATION
The following bar chart and table provide an indication of the risks of an investment in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns for one year, five years and since its inception compare with those of a broad measure of market performance.

Both the bar chart and the table assume reinvestment of dividends and distributions, and reflect fee waivers. Without fee waivers, the Fund's performance would have been lower.

The performance of the Fund will vary from year to year. The Fund's performance does not reflect the cost of insurance and separate account charges which are imposed under your variable annuity contract or variable life insurance policy. If they were included, performance would be reduced. Past performance does not indicate how the Fund will perform in the future.

During extended periods of low interest rates, and due in part to Contract fees and expenses, the yield of the Money Market Fund may also become extremely low and possibly negative.

PERFORMANCE BAR CHART AND TABLE
[TO BE UPDATED UPON AMENDMENT]

                           CALENDAR YEAR TOTAL RETURN

                       [INSERT PERFORMANCE BAR CHART HERE]

     HIGHEST AND LOWEST QUARTER RETURNS (FOR PERIODS SHOWN IN THE BAR CHART)
        Highest [(Q1, 2001)]                          [1.22%]
        Lowest [(Q3, 2003)]                           [-0.07%]

AVERAGE ANNUAL TOTAL RETURNS
                                                            ONE YEAR ENDED        5 YEARS ENDED
                                          INCEPTION        DECEMBER 31, 2006    DECEMBER 31, 2006     SINCE INCEPTION
AZL Money Market Fund                     2/1/2000              _____%               _____%               _____%
Three Month U.S. Treasury Bill Index                            _____%               _____%               _____%

The seven-day yield for the period ended December 31, 2006 is __.____%. For the Fund's current 7-day yield, telephone (_____)
_____-______________toll-free


The Fund's performance is compared to the three-month U.S. Treasury Bill Index. The Index is unmanaged and does not reflect the deduction of fees associated with a mutual fund, such as investment management and fund accounting fees. The Fund's performance reflects the deduction of fees for these services. Investors cannot invest directly in an index, although they can invest in the underlying securities.


--------------------------------------------------------------------------------
The Allianz Variable Insurance Products Trust Prospectus May 1, 2007

--------------------------------------------------------------------------------
FEES AND EXPENSES
ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from Fund assets)
The following expense table indicates the estimated expenses that an investor will incur as a shareholder of the Fund during the current fiscal year. These expenses are reflected in the share price of the Fund. The tables below only reflect Fund expenses. Since the Funds are offered exclusively for variable contracts, there are also additional separate account expenses that would apply. If applicable separate account expenses were included, overall expenses would be higher.

[TO BE UPDATED UPON AMENDMENT]
    Management Fee                                                      .35%
    Distribution (12b-1) Fees                                           .25%
    Other Expenses                                                      .14%
                                                                        ----
    Total Annual Fund Operating Expenses                               0.74%
    Fee Waiver(1)                                                      0.00%
    [Acquired Fund Fees and Expenses](2)                              __.__%
                                                                      ------
    Net Annual Fund Operating Expenses(1)                              0.74%

(1) The Manager and the Fund have entered into a written contract limiting operating expenses to 0.87% through April 30, 2008. The Fund is authorized to reimburse the Manager for management fees previously waived and/or for the cost of Other Expenses paid by the Manager provided that such reimbursement will not cause the Fund to exceed any limits in effect at the time of such reimbursement. The Fund's ability to reimburse the Manager in this manner only applies to fees paid or reimbursements made by the Manager within the three fiscal years prior to the date of such reimbursement. Net Annual Fund Operating Expenses shown in the table include Acquired Fund Fees and Expenses and therefore may not equal the Expenses Net of Waivers/Reimbursements contained in the Financial Highlights.
(2) Acquired Fund Fees and Expenses are based on estimated amounts for the current fiscal year.

Please see the contract prospectus for more information regarding the additional fees and expenses associated with your variable contract.

--------------------------------------------------------------------------------
EXPENSE EXAMPLE
Use the following table to compare fees and expenses of the Fund to other investment companies. It illustrates the amount of fees and expenses an investor would pay, assuming (1) a $10,000 investment, (2) 5% annual return, (3) redemption at the end of each time period, and (4) no changes in the Fund's total operating expenses. It does not reflect the effect of any fee or expense waivers. It also does not reflect separate account or insurance contract fees and charges. If it did, the costs shown would be higher. An investor's actual costs may be different.

[TO BE UPDATED UPON AMENDMENT]
      1 YEAR            3 YEARS           5 YEARS          10 YEARS
      [$76]              [$237]           [$411]            [$918]


--------------------------------------------------------------------------------
The Allianz Variable Insurance Products Trust Prospectus May 1, 2007

--------------------------------------------------------------------------------
RISK/RETURN SUMMARY                                AZL NACM INTERNATIONAL FUND
--------------------------------------------------------------------------------

AZL NACM INTERNATIONAL FUND

--------------------------------------------------------------------------------
INVESTMENT OBJECTIVE AND PRINCIPAL INVESTMENT STRATEGIES
The AZL NACM International Fund seeks maximum long-term capital appreciation.

The Fund seeks to achieve its investment objective by investing primarily in companies located in the developed countries represented in the Fund's benchmark, the Morgan Stanley Capital International Europe Australasia Far East ("MSCI EAFE") Index.

Nicholas-Applegate Capital Management LLC is the Subadviser to the Fund. In pursuit of the Fund's goal, the Subadviser normally invests at least 75% of the Fund's net assets in equity securities. The Fund spreads its investments among countries, with at least 80% of its net assets invested in the securities of companies that located outside the U.S. The Fund will provide shareholders with at least 60 days' prior notice of any change in this investment policy. The Fund may invest up to 20% of its assets in U.S. companies.

The Subadviser's "international systematic" investment approach uses a quantitative process to make individual security, industry sector, country, and currency selection decisions, and to integrate those decisions. The Fund's portfolio managers aim to exceed the returns of the benchmark through a strategy that combines dynamic quantitative factors with an actively managed stock selection process. The portfolio managers believe that their investment process results in a clearly defined buy and sell discipline that will continually drive the Fund's portfolio toward new excess return opportunities.

The Fund may utilize foreign currency exchange contracts, option, stock index futures contracts, and other derivative instruments.

For temporary defensive purposes, or when cash is temporarily available, the Fund may invest in investment grade, short-term debt instruments, including government, corporate, and money market securities. If the Fund invests substantially in such instruments, it may not be pursuing its principal investment strategies and may not achieve its investment objective.


--------------------------------------------------------------------------------
PRINCIPAL INVESTMENT RISKS
The price per share of the Fund will fluctuate with changes in the value of the investments held by the Fund. You may lose money by investing in the Fund. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. There is no guarantee that the Fund will achieve its objective.

The Fund faces primarily the following risks:
o MARKET RISK: The values of stocks fluctuate in response to the activities of individual companies and general stock market conditions. Stock prices may decline over short or even extended periods. Stocks are more volatile and riskier than some other forms of investments, such as short-term, high-grade fixed income securities.
o SELECTION RISK: Selection risk is the risk that poor security selection will cause the Fund to underperform other funds with similar investment objectives.
o FOREIGN RISK: Because the Fund invests significantly in securities of foreign issuers, it may be subject to risks not usually associated with owning securities of U.S. issuers, such as different accounting, legal, and disclosure standards, different regulatory requirements, different trading markets and practices, and trading in different currencies. The dollar value of the Fund's non-U.S. investments will be affected by changes in the exchange rates between the dollar and the currencies in which those investments are traded. Also, nationalization, expropriation or confiscatory taxation, changes in currency policy, political changes, or diplomatic or security developments could adversely impact the Fund's investments in a foreign country. To the extent that the Fund invests a significant portion of its assets in a specific region of the world, the Fund will generally have more exposure to regional economic risks, including weather and natural disasters, and political, economic, social, or regulatory changes. Adverse developments in certain regions may also adversely affect the securities of issuers in other countries whose economies would appear to be unrelated. In addition, investments in emerging markets, which the Fund is permitted to make, present greater risk than investing in foreign securities generally.


--------------------------------------------------------------------------------
The Allianz Variable Insurance Products Trust Prospectus May 1, 2007

o ISSUER RISK: The value of a security may decline for a number of reasons that directly relate to the issuer, such as management performance, financial leverage, and reduced demand for the issuer's goods or services.
o CURRENCY RISK: Because the Fund may invest directly in foreign currencies and in securities that trade in, or receive revenues in, foreign currencies, it is subject to the risk that those currencies will decline in value relative to the U.S. Dollar, or, in the case of hedging positions, that the U.S. Dollar will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, or by the imposition of currency controls or other political developments in the U.S. or abroad.
o CREDIT RISK: Credit risk is the risk that the issuer or the guarantor of a fixed income security, or the counterparty to a derivatives contract, repurchase agreement, or a loan of portfolio securities, is unwilling or unable to make payments of principal and/or interest in a timely manner, or to otherwise honor its obligations. Securities are subject to varying degrees of credit risk, which are often reflected in their credit ratings.
o DERIVATIVES RISK: The Fund may invest in derivative instruments such as futures, options and options on futures, in order to hedge a portfolio security. The value of a derivative instrument is generally determined independently from the hedged security and could result in a loss to the Fund when a change in the price of the derivative does not correlate with a change in the value of the hedged security. Derivatives used for risk management may not have the intended effect and may result in losses or missed opportunities. Derivatives can increase share price volatility and those that involve leverage could magnify losses. Certain types of derivatives involve costs to the Fund that can reduce returns. The other party to a derivatives contract could default.
o LEVERAGING RISK: Leverage, including borrowing, will cause the value of the Fund's shares to be more volatile than if the Fund did not use leverage because leverage tends to exaggerate the effect of any increase or decrease in the value of the Fund's portfolio securities. The Fund may engage in transactions or purchase instruments that give rise to forms of leverage. Such transactions and instruments may include, among others, the use of reverse repurchase agreements and other borrowings, the investment of collateral from loans of portfolio securities, or the use of when-issued, delayed-delivery, or forward commitment transactions. The use of derivatives may also involve leverage. The use of leverage may also cause the Fund to liquidate portfolio positions when it would not be advantageous to do so in order to satisfy its obligations or to meet segregation requirements. In addition, to the extent a Fund borrows money, interest costs on such borrowed money may not be recovered by any appreciation of the securities purchased with the borrowed funds and could exceed the Fund's investment income, resulting in greater losses.
o LIQUIDITY RISK: Liquidity risk arises when particular investments are difficult to purchase or sell, possibly preventing a Fund from selling such illiquid securities at an advantageous time or price. Funds with principal investment strategies that involve one or more of the following tend to have the greatest exposure to liquidity risk: securities of companies with small market capitalizations, non-U.S. securities, derivatives, or securities with substantial market, or credit risk.
o CAPITALIZATION RISK: The Fund may invest in the securities of companies with smaller market capitalizations. These companies may present additional risk because they have less predictable earnings, more volatile share prices, and less liquid securities than large capitalization companies. These securities may fluctuate in value more than those of larger, more established companies and, as a group, may suffer more severe price declines during periods of generally declining stock prices.
o FREQUENT TRADING: The Fund may actively and frequently trade its portfolio securities. High portfolio turnover (100% or more) results in higher transaction costs and may adversely affect the Fund's performance.

For more information about Temporary Defensive Positions and Foreign and Emerging Markets Risk, see "More About the Funds."

A description of the Fund's policies and procedures with respect to the disclosure of the Fund's portfolio holdings is included in the SAI.


--------------------------------------------------------------------------------
The Allianz Variable Insurance Products Trust Prospectus May 1, 2007

-----------------------------------------------------------------------------------------------------------------------------
WHO MAY WANT TO INVEST?
--------------------------------------------------------------- ------------------------------------------------------------
CONSIDER INVESTING IN THIS FUND IF YOU ARE:                     THIS FUND MAY NOT BE APPROPRIATE FOR SOMEONE:
--------------------------------------------------------------- ------------------------------------------------------------
o   Investing for long-term goals, such as retirement           o   Seeking safety of principal
--------------------------------------------------------------- ------------------------------------------------------------
o   Seeking to add an international stock investment to your    o   Seeking a stable share price
    portfolio
--------------------------------------------------------------- ------------------------------------------------------------
o   Seeking capital appreciation and are willing to accept      o   Investing emergency reserves
    the higher volatility associated with investing in foreign stocks
--------------------------------------------------------------- ------------------------------------------------------------

--------------------------------------------------------------------------------
PERFORMANCE INFORMATION
The performance bar chart and table are not presented because the Fund is new and has not had a full calendar year of operations.


--------------------------------------------------------------------------------
FEES AND EXPENSES
ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from Fund assets)
The following expense table indicates the estimated expenses that an investor will incur as a shareholder of the Fund during the current fiscal year. These expenses are reflected in the share price of the Fund. The tables below only reflect Fund expenses. Since the Funds are offered exclusively for variable contracts, there are also additional separate account expenses that would apply. If applicable separate account expenses were included, overall expenses would be higher.

   Management Fee                                                     0.85%
   Distribution (12b-1) Fees                                          0.25%
   Other Expenses                                                     0.35%
                                                                      -----
   Total Annual Fund Operating Expenses                               1.45%
   Fee Waiver(1)                                                      0.00%
   [Acquired Fund Fees and Expenses](2)                              __.__%
                                                                     ------
   Net Annual Fund Operating Expenses(1)                              1.45%
                                                                      =====

(1) Based on estimated fees and expenses for the current fiscal year, the Manager and the Fund have entered into a written contract limiting operating expenses to 1.45% through April 30, 2008. The Fund is authorized to reimburse the Manager for management fees previously waived and/or for the cost of Other Expenses paid by the Manager provided that such reimbursement will not cause the Fund to exceed any limits in effect at the time of such reimbursement. The Fund's ability to reimburse the Manager in this manner only applies to fees paid or reimbursements made by the Manager within the three fiscal years prior to the date of such reimbursement. Net Annual Fund Operating Expenses shown in the table include Acquired Fund Fees and Expenses and therefore may not equal the Expenses Net of Waivers/Reimbursements contained in the Financial Highlights.
(2) Acquired Fund Fees and Expenses are based on estimated amounts for the current fiscal year.


Please see the contract prospectus for more information regarding the additional fees and expenses associated with your variable contract.


--------------------------------------------------------------------------------
The Allianz Variable Insurance Products Trust Prospectus May 1, 2007

EXPENSE EXAMPLE
Use the following table to compare fees and expenses of the Fund to other investment companies. It illustrates the amount of fees and expenses an investor would pay, assuming (1) a $10,000 investment, (2) 5% annual return, (3) redemption at the end of each time period, and (4) no changes in the Fund's total operating expenses. It does not reflect the effect of any fee or expense waivers. It also does not reflect separate account or insurance contract fees and charges. If it did, the costs shown would be higher. An investor's actual costs may be different.

[TO BE UPDATED UPON AMENDMENT]
      1 YEAR            3 YEARS
     [$-----]           [$-----]



--------------------------------------------------------------------------------
The Allianz Variable Insurance Products Trust Prospectus May 1, 2007

--------------------------------------------------------------------------------
RISK/RETURN SUMMARY                          AZL NEUBERGER BERMAN REGENCY FUND
--------------------------------------------------------------------------------

AZL NEUBERGER BERMAN REGENCY FUND
--------------------------------------------------------------------------------
INVESTMENT OBJECTIVE AND PRINCIPAL INVESTMENT STRATEGIES
The investment objective of the AZL Neuberger Berman Regency Fund is long-term growth of capital. The Trustees of the Fund may change this objective at any time without shareholder approval.

The Fund invests mainly in common stocks of mid-capitalization companies, which it defines as those with a total market capitalization within the range of the Russell MidCap Index. At [June 30, 2006], the market capitalization of companies in the Index ranged from [$1.8 billion to $13.7 billion]. The Fund seeks to reduce risk by diversifying among many companies, sectors, and industries, but may invest more heavily in certain sectors depending on market conditions.

The Subadviser looks for undervalued companies with high-quality businesses. Factors in identifying these firms may include historical low valuation, above-average returns on invested capital, and solid balance sheets. This approach is designed to let the Fund benefit from potential increases in stock prices while limiting the risks typically associated with stocks. At times, the Subadviser may emphasize certain sectors that it believes will benefit from market or economic trends.

The Subadviser follows a disciplined selling strategy and may sell a stock when it reaches a target price, fails to perform as expected, or when other opportunities appear more attractive.

For temporary defensive purposes, or when cash is temporarily available, the Fund may invest in investment grade, short-term debt instruments, including government, corporate, and money market securities. If the Fund invests substantially in such instruments, it may be unable to pursue its principal investment strategies and may not achieve its investment objective.


--------------------------------------------------------------------------------
PRINCIPAL INVESTMENT RISKS
The price per share of the Fund will fluctuate with changes in value of the investments held by the Fund. You may lose money by investing in the Fund. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the FDIC or any other government agency. There is no guarantee that the Fund will achieve its objective. The Fund faces the following general risks:
O MARKET RISK: The values of securities fluctuate in response to the activities of individual companies and general stock market conditions. Securities prices may decline over short or even extended periods. Stocks are more volatile and riskier than some other forms of investments, such as short-term, high-grade fixed income securities.
O CAPITALIZATION RISK: Because the Fund invests significantly in mid-capitalization companies, it will have capitalization risk. These companies may present additional risk because they have less predictable earnings, more volatile share prices, and less liquid securities than large capitalization companies. These securities may fluctuate in value more than those of larger, more established companies and, as a group, may suffer more severe price declines during periods of generally declining stock prices.
O SECTOR RISK: At times, the Fund may invest more heavily in a particular business sector or industry. Stocks of issuers in a particular sector are subject to changes in economic conditions, government regulations, availability of basic resources or supplies, or other events that affect that sector more than others. The Fund's performance may suffer if a sector does not perform as expected.
O VALUE STOCKS RISK: The value style of investing emphasizes stocks of undervalued companies whose characteristics may lead to improved valuations. These stocks may remain undervalued because during a given period value stocks, as a category, lose favor with investors compared to growth stocks or because of assets or because the valuations of these stocks do not improve in response to changing market or economic conditions.
O SELECTION RISK: Selection risk is the risk that poor security selection will cause the Fund to underperform other funds with similar investment objectives.
O FREQUENT TRADING. The Fund may actively trade its portfolio securities. High portfolio turnover (100% or more) will result in higher transaction costs and may adversely affect the Fund's performance.


For more information about Temporary Defensive Positions, see "More About the Funds."

--------------------------------------------------------------------------------
The Allianz Variable Insurance Products Trust Prospectus May 1, 2007

A description of the Fund's policies and procedures with respect to the disclosure of the Fund's portfolio holdings is included in the SAI.

----------------------------------------------------------------------------------------------------------------------------
WHO MAY WANT TO INVEST?

--------------------------------------------------------------- ------------------------------------------------------------
CONSIDER INVESTING IN THIS FUND IF YOU ARE:                     THIS FUND MAY NOT BE APPROPRIATE FOR SOMEONE:
--------------------------------------------------------------- ------------------------------------------------------------
O   Seeking to add a mid-cap value stock component to your      O   Seeking safety of principal
    portfolio
--------------------------------------------------------------- ------------------------------------------------------------
O   Able to withstand the risks associated with investing in    O   Seeking a short-term investment or investing emergency
    mid-cap value stocks                                            reserves
--------------------------------------------------------------- ------------------------------------------------------------
O   Looking for a fund that emphasizes the value style of       O   Looking primarily for regular income
    investing
--------------------------------------------------------------- ------------------------------------------------------------

--------------------------------------------------------------------------------
PERFORMANCE INFORMATION
The performance bar chart and table are not presented because the Fund has not had a full calendar year of operations. The Fund began operations on May 1, 2006.

--------------------------------------------------------------------------------
FEES AND EXPENSES
ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from Fund assets)
The following expense table indicates the estimated expenses that an investor will incur as a shareholder of the Fund during the current fiscal year. These expenses are reflected in the share price of the Fund. The tables below only reflect Fund expenses. Since the Funds are offered exclusively for variable contracts, there are also additional separate account expenses that would apply. If applicable separate account expenses were included, overall expenses would be higher.

[TO BE UPDATED UPON AMENDMENT]
      Management Fee                                                      .75%
      Distribution (12b-1) Fees                                           .25%
      Other Expenses                                                      .30%
                                                                          ----
      Total Annual Fund Operating Expenses                               1.30%
      Fee Waiver(1)                                                      0.00%
      [Acquired Fund Fees and Expenses](2)                              __.__%
                                                                        ------
      Net Annual Fund Operating Expenses(1)                              1.30%

(1) Based on estimated fees and expenses for the current fiscal year, the Manager and the Fund have entered into a written contract limiting operating expenses to 1.30% through April 30, 2008. The Fund is authorized to reimburse the Manager for management fees previously waived and/or for the cost of Other Expenses paid by the Manager provided that such reimbursement will not cause the Fund to exceed any limits in effect at the time of such reimbursement. The Fund's ability to reimburse the Manager in this manner only applies to fees paid or reimbursements made by the Manager within the three fiscal years prior to the date of such reimbursement. Net Annual Fund Operating Expenses shown in the table include Acquired Fund Fees and Expenses and therefore may not equal the Expenses Net of Waivers/Reimbursements contained in the Financial Highlights.
(2) Acquired Fund Fees and Expenses are based on estimated amounts for the current fiscal year.

Please see the contract prospectus for more information regarding additional fees and expenses associated with your variable contract.


--------------------------------------------------------------------------------
The Allianz Variable Insurance Products Trust Prospectus May 1, 2007

--------------------------------------------------------------------------------
EXPENSE EXAMPLE
Use the following table to compare fees and expenses of the Fund to other investment companies. It illustrates the amount of fees and expenses an investor would pay, assuming (1) a $10,000 investment, (2) 5% annual return, (3) redemption at the end of each time period, and (4) no changes in the Fund's total operating expenses. It does not reflect the effect of any fee or expense waivers. It also does not reflect separate account or insurance contract fees and charges. If it did, the costs shown would be higher. An investor's actual costs may be different.

[TO BE UPDATED UPON AMENDMENT]
      1 YEAR            3 YEARS           5 YEARS          10 YEARS
      [$132]             [$412]          [$_____]          [$_____]


--------------------------------------------------------------------------------
The Allianz Variable Insurance Products Trust Prospectus May 1, 2007

--------------------------------------------------------------------------------
RISK/RETURN SUMMARY                                   AZL OCC OPPORTUNITY FUND
--------------------------------------------------------------------------------


AZL OCC OPPORTUNITY FUND
--------------------------------------------------------------------------------
INVESTMENT OBJECTIVE AND PRINCIPAL INVESTMENT STRATEGIES
The investment objective of the AZL OCC Opportunity Fund is capital appreciation. This objective may be changed by the Trustees of the Fund without shareholder approval.

The Fund seeks to achieve its investment objective by normally investing at least 65% of its assets in common stocks of "growth" companies with market capitalizations of less than $2 billion at the time of investment.

The portfolio manager's investment process focuses on bottom-up, fundamental analysis. The portfolio manager seeks companies with strong earnings growth, with a particular focus on companies that may deliver surprisingly strong growth. Through extensive, in-depth proprietary research, the portfolio manager searches for non-consensus information regarding the growth prospects for small-capitalization companies. The investment process includes both quantitative and qualitative analysis aimed at identifying candidate securities. The portfolio manager generates investment ideas from numerous sources, including proprietary research, Wall Street research, investment publications, and quantitative data. Once a potential investment is identified, the portfolio manager conducts a quantitative analysis to determine if the stock is reasonably priced with respect to its peer group on a historical and current basis. Then fundamental research is conducted, focusing on a review of financial statements and third-party research. The portfolio manager may interview company management, competitors and other industry experts to gauge the company's business model, future prospects, and financial outlook. For new investments, the portfolio manager generally begins with making a relatively small investment in a company, which may be increased based upon potential upside performance and conviction in the company. Industry weightings are periodically evaluated versus the benchmark; the portfolio manager may trim positions in industries with a 50% overweight relative to the Fund's benchmark. The portfolio manager seeks to diversify the portfolio among different industries.

The Fund may invest to a limited degree in other kinds of equity securities, including preferred stocks and convertible securities. The Fund may invest up to 15% of its assets in foreign securities, except that it may invest without limit in American Depository Receipts (ADRs). The Fund may invest a substantial portion of its assets in securities issued in initial public offerings (IPOs). The Fund has in the past invested a significant portion of its assets in technology or technology-related companies, although there is no assurance that it will continue to do so in the future. The Fund may utilize foreign currency exchange contracts, options, and other derivative instruments (for example, forward currency exchange contracts and stock index future contracts). In response to unfavorable market and other conditions, the Fund may make temporary investments of some or all of its assets in high quality fixed income securities, cash and cash equivalents. This would be inconsistent with the Fund's investment objective and principal strategies.


--------------------------------------------------------------------------------
PRINCIPAL INVESTMENT RISKS
The price per share of the Fund will fluctuate with changes in value of the investments held by the Fund. You may lose money by investing in the Fund. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the FDIC or any other government agency. There is no guarantee that the Fund will achieve its objective.

The Fund faces the following general risks:
o MARKET RISK: The values of stocks fluctuate in response to the activities of individual companies and general stock market conditions. Stock prices may decline over short or even extended periods. Stocks are more volatile and riskier than some other forms of investment, such as short-term, high-grade fixed income securities.
o ISSUER RISK: The value of a security may decline for a number of reasons that directly relate to the issuer, such as management performance, financial leverage, and reduced demand for the issuer's products or services.
o MANAGEMENT RISK: The Fund is subject to management risk because its portfolio of securities is actively managed by the Subadviser, and the Subadviser's portfolio management decisions may cause the Fund to underperform other funds with a similar investment objective.
o GROWTH STOCKS RISK: The returns on growth stocks may or may not move in tandem with the returns on other styles of investing, or the stock market. Growth stocks may be particularly susceptible to rapid price swings during periods of economic uncertainty or in the event of earnings disappointments. Further, growth stocks typically have little or no dividend income to cushion the effect of adverse market conditions. To the extent a growth style of investing

--------------------------------------------------------------------------------
The Allianz Variable Insurance Products Trust Prospectus May 1, 2007 emphasizes certain sectors of the market, such investments will be more sensitive to market, political, regulatory, and economic factors affecting those sectors.
o CAPITALIZATION RISK: To the extent that the Fund invests significantly in stocks of small-capitalization companies, it will have capitalization risk. These companies may present additional risk because they have less predictable earnings or no earnings, more volatile share prices, and less liquid securities than large capitalization companies. These securities may fluctuate in value more than those of larger, more established companies and, as a group, may suffer more severe price declines during periods of generally declining stock prices.
o INITIAL PUBLIC OFFERINGS RISK: The Fund may invest in initial public offerings (IPOs). By definition, securities issued in IPOs have not traded publicly until the time of their offerings. There may be only a limited number of shares available for trading, the market for those securities may be unseasoned, and the issuer may have a limited operating history. These factors may contribute to price volatility. The limited number of shares available for trading in some IPOs may also make it more difficult for the Fund to buy or sell significant amounts of shares without an unfavorable impact on prevailing prices. In addition, some companies initially offering their shares publicly are involved in relatively new industries or lines of business, which may not be widely understood by investors. Some of the companies involved in new industries may be regarded as developmental stage companies, without revenues or operating income, or the near-term prospects of them. Many IPOs are by small- or micro-cap companies that are undercapitalized.
o ILLIQUID AND RESTRICTED SECURITIES RISK: Investments may be illiquid because they do not have an active trading market, making it difficult to value them or dispose of them promptly at an acceptable price. Restricted securities may have terms that limit their resale to other investors or may require registration under applicable securities laws before they may be sold publicly.
o FOREIGN RISK: Because the Fund may own securities of foreign issuers, it may be subject to risks not usually associated with owning securities of U.S. issuers, such as different accounting, legal and disclosure standards, different trading markets and practices, and trading in different currencies.
o CURRENCY RISK: Because the Fund may invest directly in foreign currencies and in securities that trade in, or receive revenues in, foreign currencies, it is subject to the risk that those currencies will decline in value relative to the U.S. Dollar, or, in the case of hedging positions, that the U.S. Dollar will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, or by the imposition of currency controls or other political developments in the U.S. or abroad.
o SECTOR RISK: The value of the Fund's shares is particularly vulnerable to risks affecting technology companies and/or companies having investments in technology. The technology sector historically has had greater stock price fluctuation as compared to the general market. Because of the Fund's historical focus on the technology sector of the stock market rather than a broad spectrum of companies, the Fund's share price may be particularly sensitive to market and economic events that affect those technology companies. The stock prices of technology companies during the past few years have been highly volatile, largely due to the rapid pace of product change and development within this sector. This phenomenon may also result in future stock price volatility. In addition, technologies that are dependent on consumer demand may be more sensitive to changes in consumer spending patterns. Technology companies focusing on the information and telecommunications sectors may also be subject to international, federal, and state regulations and may be adversely affected by changes in those regulations.
o CREDIT RISK: Credit risk is the chance that a bond issuer will fail to repay interest and principal in a timely manner, reducing the Fund's return. Also, an issuer may suffer adverse changes in financial condition that could lower the credit quality and liquidity of a security, leading to greater volatility in the price of the security and the Fund's shares.
o LEVERAGING RISK: Leverage, including borrowing, will cause the value of the Fund's shares to be more volatile than if the Fund did not use leverage. This is because leverage tends to exaggerate the effect of any increase or decrease in the value of the Fund's portfolio securities. The Fund may engage in transactions or purchase instruments that give rise to forms of leverage. Such transactions and instruments may include, among others, the use of reverse repurchase agreements and other borrowings, the investment of collateral from loans of portfolio securities, or the use of when-issued, delayed-delivery or forward commitment transactions. The use of derivatives may also involve leverage. The

--------------------------------------------------------------------------------
The Allianz Variable Insurance Products Trust Prospectus May 1, 2007 use of leverage may also cause the Fund to liquidate portfolio positions when it would not be advantageous to do so in order to satisfy its obligations or to meet segregation requirements.
o DERIVATIVE INSTRUMENTS RISK: The Fund may invest in foreign currency exchange contracts, options, and other derivative instruments to reduce exposure to other risks, such as interest rate or currency risk, or for leverage, which may increase opportunities for gain, or to gain exposure to issuers, indices, sectors, or currencies. The value of a derivative instrument is generally derived from the value of an underlying asset, reference rate, or index, and could result in a loss to the Fund when a change in the price of the derivative does not correlate with a change in the value of the asset, rate, or index to which it is linked. Derivatives used for risk management may not have the intended effect and may result in losses or missed opportunities. Derivatives can increase share price volatility and those that involve leverage could magnify losses. Certain types of derivatives involve costs to the Fund that can reduce returns. The other party to a derivatives contract could default.
o CONVERTIBLE SECURITIES RISK: The values of the convertible securities in which the Fund may invest also will be affected by market interest rates, the risk that the issuer may default on interest or principal payments and the value of the underlying common stock into which these securities may be converted. Specifically, since these types of convertible securities pay fixed interest and dividends, their values may fall if market interest rates rise, and rise if market interest rates fall. Additionally, an issuer may have the right to buy back certain of the convertible securities at a time and at a price that is unfavorable to the Fund.

o FREQUENT TRADING: The Fund may actively and frequently trade its portfolio securities. High portfolio turnover (100% or more) results in higher transaction costs and can adversely affect the Fund's performance.
For more information about Temporary Defensive Positions and Foreign and Emerging Markets Risk, see "More About the Funds."

A description of the Fund's policies and procedures with respect to the disclosure of the Fund's portfolio holdings is included in the SAI.

----------------------------------------------------------------------------------------------------------------------------
WHO MAY WANT TO INVEST?
--------------------------------------------------------------- ------------------------------------------------------------
CONSIDER INVESTING IN THIS FUND IF YOU ARE:                     THIS FUND MAY NOT BE APPROPRIATE FOR SOMEONE:
--------------------------------------------------------------- ------------------------------------------------------------
O   Investing for long-term goals, such as retirement           O   Seeking safety of principal
--------------------------------------------------------------- ------------------------------------------------------------
O   Seeking to add an aggressive growth component to your       O   Investing for the short-term or investing emergency
    portfolio                                                       reserves
--------------------------------------------------------------- ------------------------------------------------------------
O   Seeking capital appreciation and are willing to accept      O   Looking primarily for regular income
    the higher volatility associated with investing in small-
    and micro-cap growth stocks
--------------------------------------------------------------- ------------------------------------------------------------


--------------------------------------------------------------------------------
The Allianz Variable Insurance Products Trust Prospectus May 1, 2007

--------------------------------------------------------------------------------
PERFORMANCE INFORMATION*
The following bar chart and table provide an indication of the risks of an investment in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns for one year and since its inception compare with those of a broad measure of market performance.

Both the bar chart and the table assume reinvestment of dividends and distributions, and reflect fee waivers. Without fee waivers, the Fund's performance would have been lower.

The performance of the Fund will vary from year to year. The Fund's performance does not reflect the cost of insurance and separate account charges which are imposed under your variable annuity contract or variable life insurance policy. If they were included, performance would be reduced. Past performance does not indicate how the Fund will perform in the future.

PERFORMANCE BAR CHART AND TABLE
[TO BE UPDATED UPON AMENDMENT]
                           CALENDAR YEAR TOTAL RETURN

                       [INSERT PERFORMANCE BAR CHART HERE]

     HIGHEST AND LOWEST QUARTER RETURNS (FOR PERIODS SHOWN IN THE BAR CHART)
        Highest [(Q2, 2003)]                          [32.47%]
        Lowest [(Q2, 2005)]                           [-7.65%]

* Prior to August 28, 2006, this Fund was subadvised by OppenheimerFunds, Inc. and was known as AZL Oppenheimer Emerging Growth Fund.

AVERAGE ANNUAL TOTAL RETURNS
                                                        ONE YEAR ENDED            SINCE
                                    INCEPTION         DECEMBER 31, 2006         INCEPTION
AZL OCC Opportunity Fund            5/1/2002                _____%                _____%
Russell 2000 Growth Index                                   _____%                _____%

The Fund's performance is compared to the Russell 2000 Growth Index, an unmanaged index that represents the performance of certain securities found in the Russell universe with higher price-to-book ratios and higher forecasted growth values. The index does not reflect the deduction of fees associated with a mutual fund, such as investment management and fund accounting fees. The Fund's performance reflects the deduction of fees for services provided to the Fund. Investors cannot invest directly in an index, although they can invest in the underlying securities.


--------------------------------------------------------------------------------
The Allianz Variable Insurance Products Trust Prospectus May 1, 2007

--------------------------------------------------------------------------------
FEES AND EXPENSES
ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from Fund assets)
The following expense table indicates the estimated expenses that an investor will incur as a shareholder of the Fund during the current fiscal year. These expenses are reflected in the share price of the Fund. The table below only reflects Fund expenses. Since the Funds are offered exclusively for variable contracts, there are also additional separate account expenses that would apply. If applicable separate account expenses were included, overall expenses would be higher.

[TO BE UPDATED UPON AMENDMENT]
      Management Fee                                                      .85%
      Distribution (12b-1) Fees                                           .25%
      Other Expenses                                                      .25%
                                                                          ----
      Total Annual Fund Operating Expenses                               1.35%
      Fee Waiver(1)                                                      0.00%
      [Acquired Fund Fees and Expenses](2)                              __.__%
                                                                        ------
      Net Annual Fund Operating Expenses(1)                              1.35%

(1) The Manager and the Fund have entered into a written contract limiting operating expenses to 1.35% through April 30, 2008. The Fund is authorized to reimburse the Manager for management fees previously waived and/or for the cost of Other Expenses paid by the Manager provided that such reimbursement will not cause the Fund to exceed any limits in effect at the time of such reimbursement. The Fund's ability to reimburse the Manager in this manner only applies to fees paid or reimbursements made by the Manager within within the three fiscal years prior to the date of such reimbursement. Net Annual Fund Operating Expenses shown in the table include Acquired Fund Fees and Expenses and therefore may not equal the Expenses Net of Waivers/Reimbursements contained in the Financial Highlights.
(2) Acquired Fund Fees and Expenses are based on estimated amounts for the current fiscal year.

Please see the contract prospectus for more information regarding the additional fees and expenses associated with your variable contract.


--------------------------------------------------------------------------------
EXPENSE EXAMPLE
Use the following table to compare fees and expenses of the Fund to other investment companies. It illustrates the amount of fees and expenses an investor would pay, assuming (1) a $10,000 investment, (2) 5% annual return, (3) redemption at the end of each time period, and (4) no changes in the Fund's total operating expenses. It does not reflect the effect of any fee or expense waivers. It also does not reflect separate account or insurance contract fees and charges. If it did, the costs shown would be higher. An investor's actual costs may be different.

[TO BE UPDATED UPON AMENDMENT]
      1 YEAR            3 YEARS           5 YEARS          10 YEARS
      [$137]             [$428]           [$739]           [$1,624]


--------------------------------------------------------------------------------
The Allianz Variable Insurance Products Trust Prospectus May 1, 2007

--------------------------------------------------------------------------------
RISK/RETURN SUMMARY                                   AZL OCC RENAISSANCE FUND
--------------------------------------------------------------------------------

AZL OCC RENAISSANCE FUND
--------------------------------------------------------------------------------
INVESTMENT OBJECTIVE AND PRINCIPAL INVESTMENT STRATEGIES
The investment objective of the AZL OCC Renaissance Fund is long-term growth of capital and income. This objective may be changed by the Trustees of the Fund without shareholder approval.

The Fund seeks to achieve its investment objective by investing under normal conditions at least 65% of its assets in common stocks of companies that the Subadviser believes are trading at prices below their intrinsic values and whose business fundamentals are expected to improve. Intrinsic value refers to the value placed on a company by the Subadviser consistent with its expectation of longer term economic earnings and cash flows. Although the Fund typically invests in companies with market capitalizations of $1 billion to $10 billion at the time of investment, it may invest in companies in any capitalization range. To achieve income, the Fund invests a portion of its assets in income-producing (e.g., dividend-paying) stocks.

The Subadviser selects stocks for the Fund using a "value" style. The Subadviser invests primarily in common stocks of companies having below-average valuations whose business fundamentals, such as market share, strength of management and competitive position, are expected to improve, and may favor certain sectors, depending upon market conditions. The Subadviser determines valuation based on characteristics such as price-to-earnings, price-to-book, and price-to-cash flow ratios. The Subadviser analyzes stocks and seeks to identify the key drivers of financial results and catalysts for change, such as new management and new or improved products, that indicate a company may demonstrate improving fundamentals in the future. The Subadviser looks to sell a stock when it believes that the company's business fundamentals are weakening or when the stock's valuation has become excessive.

The Fund may also invest to a limited degree in other kinds of equity securities, including preferred stocks and convertible securities. The Fund may invest up to 15% of its total assets in foreign securities, except that it may invest without limit in ADRs. The Fund may utilize foreign currency exchange contracts, options, or other derivative instruments.

The Fund engages in active and frequent trading in order to achieve its investment objectives.

For temporary defensive purposes, or when cash is temporarily available, the Fund may invest in investment grade, short-term debt instruments, including government, corporate and money market securities. If the Fund invests substantially in such instruments, it may not be pursuing its principal investment strategies and may not achieve its investment objective.


--------------------------------------------------------------------------------
PRINCIPAL INVESTMENT RISKS
The price per share of the Fund will fluctuate with changes in value of the investments held by the Fund. You may lose money by investing in the Fund. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the FDIC or any other government agency. There is no guarantee that the Fund will achieve its objective. The Fund faces the following general risks:


O MARKET RISK: The values of stocks fluctuate in response to the activities of individual companies and general stock market and economic conditions. Stock prices may decline over short or even extended periods. Stocks are more volatile and riskier than some other forms of investment, such as short-term, high-grade fixed income securities.
O SELECTION RISK: Selection risk is the risk that poor security selection will cause the Fund to underperform other funds with similar investment objectives.
O VALUE STOCKS RISK: A "value" style of investing emphasizes undervalued companies with characteristics for improved valuations. This style of investing is subject to the risk that the valuations never improve or that the returns on "value" equity securities are less than returns on other styles of investing, or the overall stock market.
O CAPITALIZATION RISK: Because the Fund invests significantly in mid-capitalization companies, it will have capitalization risk. These companies may present additional risk because they have less predictable earnings, more volatile share prices and less liquid securities than large capitalization companies. These securities may fluctuate in value more than those of larger, more established companies and, as a group, may suffer more severe price declines during periods of generally declining stock prices.

--------------------------------------------------------------------------------
The Allianz Variable Insurance Products Trust Prospectus May 1, 2007

O FOREIGN RISK: Because the Fund may own securities of foreign issuers, it may be subject to risks not usually associated with owning securities of U.S. issuers, such as different accounting, legal and disclosure standards, different trading market and practices, and trading in different currencies.
O CREDIT RISK: Credit risk is the chance that a bond issuer will fail to repay interest and principal in a timely manner, reducing the Fund's return. Also, an issuer may suffer adverse changes in financial condition that could lower the credit quality and liquidity of a security, leading to greater volatility in the price of the security and the Fund's shares.
O FOCUSED INVESTMENT RISK: Focusing investments in a small number of issuers, industries, or regions increases risk. Funds that invest in a relatively small number of issuers may have more risk because changes in the value of a single security or the impact of a single economic, political, or regulatory occurrence may have a greater impact on the Fund's net asset value. Some of those issuers also may present substantial credit or other risks. The Fund may from time to time have greater risk if it invests a substantial portion of its assets in companies in related industries, such as technology or financial and business services, that may share common characteristics and are often subject to similar business risks and regulatory burdens. The securities of companies in similar industries may react similarly to economic, market, political, or other developments.
O ISSUER RISK: The value of a security may decline for a number of reasons that directly relate to the issuer, such as management performance, financial leverage, and reduced demand for the issuer's goods or services.
O INDUSTRY SECTOR RISK: At times, the Fund may invest a significant portion of its assets in the securities of companies involved in the financial services sector. By focusing on a particular sector from time to time, the Fund carries greater risk of adverse developments in a sector than a fund that always invests in a wide variety of sectors. Financial services companies are subject to extensive government regulation, which may affect their profitability in many ways, including by limiting the amount and types of loans and other commitments they can make, and the interest rates and fees they can charge. A financial services company's profitability, and therefore its stock price is especially sensitive to interest rate changes throughout the world, as well as the ability of borrowers to repay their loans. Changing regulations, continuing consolidations, and development of new products and structures are all likely to have a significant impact on financial services companies.
O CURRENCY RISK: Because the Fund may invest directly in foreign currencies and in securities that trade in, or receive revenues in, foreign currencies, it is subject to the risk that those currencies will decline in value relative to the U.S. Dollar, or, in the case of hedging positions, that the U.S. Dollar will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, or by the imposition of currency controls or other political developments in the U.S. or abroad.
O LEVERAGING RISK: Leverage, including borrowing, will cause the value of the Fund's shares to be more volatile than if the Fund did not use leverage. This is because leverage tends to exaggerate the effect of any increase or decrease in the value of the Fund's portfolio securities. The Fund may engage in transactions or purchase instruments that give rise to forms of leverage. Such transactions and instruments may include, among others, the use of reverse repurchase agreements and other borrowings, the investment of collateral from loans of portfolio securities, or the use of when-issued, delayed-delivery or forward commitment transactions. The use of derivatives may also involve leverage. The use of leverage may also cause the Fund to liquidate portfolio positions when it would not be advantageous to do so in order to satisfy its obligations or to meet segregation requirements.
O INITIAL PUBLIC OFFERINGS RISK: The Fund may invest in initial public offerings (IPOs). By definition, securities issued in IPOs have not traded publicly until the time of their offerings. There may only be a limited number of shares available for trading, the market for those securities may be unseasoned, and the issuer may have a limited operating history. These factors may contribute to price volatility. The limited number of shares available for trading in some IPOs may also make it more difficult for the Fund to buy or sell significant amounts of shares without an unfavorable impact on prevailing prices. In addition, some companies initially offering their shares publicly are involved in relatively new industries or lines of business, which may not be widely understood by investors. Some of the companies involved in new industries may be regarded as developmental-stage companies, without revenues or operating income, or the near-term prospects of them. Many IPOs are by small or micro-cap companies that are undercapitalized.

--------------------------------------------------------------------------------
The Allianz Variable Insurance Products Trust Prospectus May 1, 2007

O DERIVATIVE INSTRUMENTS RISK: The Fund may invest in derivative instruments such as futures, options and options on futures, in order to hedge a portfolio security. The value of a derivative instrument is generally determined independently from the hedged security and could result in a loss to the Fund when a change in the price of the derivative does not correlate with a change in the value of the hedged security. Derivatives used for risk management may not have the intended effect and may result in losses or missed opportunities. Derivatives can increase share price volatility and those that involve leverage could magnify losses. Certain types of derivatives involve costs to the Fund that can reduce returns. The other party to a derivatives contract could default.


O FREQUENT TRADING: The Fund may actively and frequently trade its portfolio securities. High portfolio turnover (100% or more) results in higher transaction costs and can adversely affect the Fund's performance.


For more information about Temporary Defensive Positions and Foreign and Emerging Markets Risk, see "More About the Funds."

A description of the Fund's policies and procedures with respect to the disclosure of the Fund's portfolio holdings is included in the SAI.

----------------------------------------------------------------------------------------------------------------------------
WHO MAY WANT TO INVEST?
--------------------------------------------------------------- ------------------------------------------------------------
CONSIDER INVESTING IN THIS FUND IF YOU ARE:                     THIS FUND MAY NOT BE APPROPRIATE FOR SOMEONE:
--------------------------------------------------------------- ------------------------------------------------------------
O   Investing for long-term goals, such as retirement           O   Seeking safety of principal
--------------------------------------------------------------- ------------------------------------------------------------
O   Seeking to add a mid-cap value stock component to your      O   Investing for the short-term or investing emergency
    portfolio                                                       reserves
--------------------------------------------------------------- ------------------------------------------------------------
O   Seeking long-term growth of capital and income and are      O   Looking primarily for regular income
    willing to accept the risks associated with investing in
    mid-cap value stocks
--------------------------------------------------------------- ------------------------------------------------------------

--------------------------------------------------------------------------------
PERFORMANCE INFORMATION
The following bar chart and table provide an indication of the risks of an investment in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns for one year, five years and since its inception compare with those of a broad measure of market performance.

Both the bar chart and the table assume reinvestment of dividends and distributions, and reflect fee waivers. Without fee waivers, the Fund's performance would have been lower.

The performance of the Fund will vary from year to year. The Fund's performance does not reflect the cost of insurance and separate account charges which are imposed under your variable annuity contract or variable life insurance policy. If they were included, performance would be reduced. Past performance does not indicate how the Fund will perform in the future.

PERFORMANCE BAR CHART AND TABLE
[TO BE UPDATED UPON AMENDMENT]
                           CALENDAR YEAR TOTAL RETURN

                       [INSERT PERFORMANCE BAR CHART HERE]

     HIGHEST AND LOWEST QUARTER RETURNS (FOR PERIODS SHOWN IN THE BAR CHART)
        Highest [(Q2, 2003)]                          [31.13%]
        Lowest [(Q3, 2002)]                          [-29.57%]\

--------------------------------------------------------------------------------
The Allianz Variable Insurance Products Trust Prospectus May 1, 2007

AVERAGE ANNUAL TOTAL RETURNS
                                                               ONE YEAR ENDED      FIVE YEARS ENDED
                                             INCEPTION        DECEMBER 31, 2006    DECEMBER 31, 2006    SINCE INCEPTION
AZL OCC Renaissance Fund                     11/5/2001             _____%               _____%               _____%
Russell MidCap Value Index                                         _____%               _____%               _____%

The Fund's performance is compared to the Russell MidCap Value Index, an unmanaged index that measures the performance of the securities found in the Russell MidCap universe with lower price-to-book ratios and lower forecasted growth values. The index does not reflect the deduction of fees associated with a mutual fund, such as investment management and fund accounting fees. The Fund's performance reflects the deduction of fees for services provided to the Fund. Investors cannot invest directly in an index, although they can invest in the underlying securities.


--------------------------------------------------------------------------------
FEES AND EXPENSES
ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from Fund assets)
The following expense table indicates the estimated expenses that an investor will incur as a shareholder of the Fund during the current fiscal year. These expenses are reflected in the share price of the Fund. The tables below only reflect Fund expenses. Since the Funds are offered exclusively for variable contracts, there are also additional separate account expenses that would apply. If applicable separate account expenses were included, overall expenses would be higher.

[TO BE UPDATED UPON AMENDMENT]
       Management Fee                                                      .75%
       Distribution (12b-1) Fees                                           .25%
       Other Expenses                                                      .19%
                                                                           ----
       Total Annual Fund Operating Expenses                               1.19%
       Fee Waiver(1)                                                      0.00%
       [Acquired Fund Fees and Expenses](2)                              __.__%
                                                                         ------
       Net Annual Fund Operating Expenses(1)                              1.19%

(1) The Manager and the Fund have entered into a written contract limiting operating expenses to 1.30% through April 30, 2008. The Fund is authorized to reimburse the Manager for management fees previously waived and/or for the cost of Other Expenses paid by the Manager provided that such reimbursement will not cause the Fund to exceed any limits in effect at the time of such reimbursement. The Fund's ability to reimburse the Manager in this manner only applies to fees paid or reimbursements made by the Manager within the three fiscal years prior to the date of such reimbursement. Net Annual Fund Operating Expenses shown in the table include Acquired Fund Fees and Expenses and therefore may not equal the Expenses Net of Waivers/Reimbursements contained in the Financial Highlights.
(2) Acquired Fund Fees and Expenses are based on estimated amounts for the current fiscal year.

Please see the contract prospectus for more information regarding the additional fees and expenses associated with your variable contract.

--------------------------------------------------------------------------------
EXPENSE EXAMPLE
Use the following table to compare fees and expenses of the Fund to other investment companies. It illustrates the amount of fees and expenses an investor would pay, assuming (1) a $10,000 investment, (2) 5% annual return, (3) redemption at the end of each time period, and (4) no changes in the Fund's total operating expenses. It does not reflect the effect of any fee or expense waivers. It also does not reflect separate account or insurance contract fees and charges. If it did, the costs shown would be higher. An investor's actual costs may be different.

[TO BE UPDATED UPON AMENDMENT]
      1 YEAR            3 YEARS           5 YEARS          10 YEARS
      [$121]             [$378]           [$654]           [$1,443]


--------------------------------------------------------------------------------
The Allianz Variable Insurance Products Trust Prospectus May 1, 2007

--------------------------------------------------------------------------------
RISK/RETURN SUMMARY                                          AZL OCC VALUE FUND
--------------------------------------------------------------------------------

AZL OCC VALUE FUND
--------------------------------------------------------------------------------
INVESTMENT OBJECTIVE AND PRINCIPAL INVESTMENT STRATEGIES
The investment objective of the AZL OCC Value Fund is long-term growth of capital and income. This objective may be changed by the Trustees of the Fund without shareholder approval.

The Fund seeks to achieve its investment objective by investing under normal conditions at least 65% of its total assets in common stocks of companies with market capitalizations of more than $5 billion at the time of investment and prices below the Subadviser's estimate of intrinsic value. Intrinsic value refers to the value placed on a company by the Subadviser consistent with its expectation of longer term economic earnings and cash flows. To achieve income, the Fund invests a portion of its assets in income-producing (e.g., dividend-paying) common stocks.

The Subadviser selects stocks for the Fund using a "value" style. The Subadviser determines valuation based on characteristics such as price-to-earnings, price-to-book, and price-to-cash flow ratios. The Subadviser analyzes stocks and seeks to identify the key drivers of financial results and catalysts for change, such as new management and new or improved products, that indicate a company may demonstrate improving fundamentals in the future. The Subadviser looks to sell a stock when it believes that the company's business fundamentals are weakening or when the stock's valuation has become excessive.

The Fund may also invest to a limited degree in other kinds of equity securities, including preferred stocks and convertible securities. The Fund may invest up to 15% of its total assets in foreign securities, except that it may invest without limit in ADRs. The Fund may utilize foreign currency exchange contracts, options, or other derivative instruments.

For temporary defensive purposes, or when cash is temporarily available, the Fund may invest in investment grade, short-term debt instruments, including government, corporate and money market securities. If the Fund invests substantially in such instruments, it may not be pursuing its principal investment strategies and may not achieve its investment objective.


--------------------------------------------------------------------------------
PRINCIPAL INVESTMENT RISKS
The price per share of the Fund will fluctuate with changes in value of the investments held by the Fund. You may lose money by investing in the Fund. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the FDIC or any other government agency. There is no guarantee that the Fund will achieve its objective. The Fund faces the following general risks:


O MARKET RISK: The values of stocks fluctuate in response to the activities of individual companies and general stock market and economic conditions. Stock prices may decline over short or even extended periods. Stocks are more volatile and riskier than some other forms of investment, such as short-term, high-grade fixed income securities.
O SELECTION RISK: Selection risk is the risk that poor security selection will cause the Fund to underperform other funds with similar investment objectives.
O VALUE STOCKS RISK: A "value" style of investing emphasizes undervalued companies with characteristics for improved valuations. This style of investing is subject to the risk that the valuations never improve or that the returns on "value" equity securities are less than returns on other styles of investing, or the overall stock market.
O CAPITALIZATION RISK: Because the Fund invests in mid-capitalization companies, it will have capitalization risk. These companies may present additional risk because they have less predictable earnings, more volatile share prices and less liquid securities than large capitalization companies. These securities may fluctuate in value more than those of larger, more established companies and, as a group, may suffer more severe price declines during periods of generally declining stock prices.
O FOREIGN RISK: Because the Fund may own securities of foreign issuers, it may be subject to risks not usually associated with owning securities of U.S. issuers, such as different accounting, legal and disclosure standards, different trading market and practices, and trading in different currencies.
O CURRENCY RISK: Because the Fund may invest directly in foreign currencies and in securities that trade in, or receive revenues in, foreign currencies, it is subject to the risk that those currencies will decline in value relative to the U.S. Dollar, or, in the case of hedging positions, that the U.S. Dollar will decline in value relative to the currency being

--------------------------------------------------------------------------------
The Allianz Variable Insurance Products Trust Prospectus May 1, 2007 hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, or by the imposition of currency controls or other political developments in the U.S. or abroad.

O INDUSTRY SECTOR RISK: At times, the Fund may invest a significant portion of its assets in the securities of companies involved in the financial services sector. By focusing on a particular sector from time to time, the Fund carries greater risk of adverse developments in a sector than a fund that always invests in a wide variety of sectors. Financial services companies are subject to extensive government regulation, which may affect their profitability in many ways, including by limiting the amount and types of loans and other commitments they can make, and the interest rates and fees they can charge. A financial services company's profitability, and therefore its stock price is especially sensitive to interest rate changes throughout the world, as well as the ability of borrowers to repay their loans. Changing regulations, continuing consolidations, and development of new products and structures are all likely to have a significant impact on financial services companies.
O DERIVATIVE INSTRUMENTS RISK: The Fund may invest in derivative instruments such as futures, options and options on futures, in order to hedge a portfolio security. The value of a derivative instrument is generally determined independently from the hedged security and could result in a loss to the Fund when a change in the price of the derivative does not correlate with a change in the value of the hedged security. Derivatives used for risk management may not have the intended effect and may result in losses or missed opportunities. Derivatives can increase share price volatility and those that involve leverage could magnify losses. Certain types of derivatives involve costs to the Fund that can reduce returns. The other party to a derivatives contract could default.
O CREDIT RISK: Credit risk is the chance that a bond issuer will fail to repay interest and principal in a timely manner, reducing the Fund's return. Also, an issuer may suffer adverse changes in financial condition that could lower the credit quality and liquidity of a security, leading to greater volatility in the price of the security and the Fund's shares.
O LEVERAGING RISK: Leverage, including borrowing, will cause the value of the Fund's shares to be more volatile than if the Fund did not use leverage. This is because leverage tends to exaggerate the effect of any increase or decrease in the value of the Fund's portfolio securities. The Fund may engage in transactions or purchase instruments that give rise to forms of leverage. Such transactions and instruments may include, among others, the use of reverse repurchase agreements and other borrowings, the investment of collateral from loans of portfolio securities, or the use of when-issued, delayed-delivery or forward commitment transactions. The use of derivatives may also involve leverage. The use of leverage may also cause the Fund to liquidate portfolio positions when it would not be advantageous to do so in order to satisfy its obligations or to meet segregation requirements.


For more information about Temporary Defensive Positions and Foreign and Emerging Markets Risk, see "More About the Funds."


A description of the Fund's policies and procedures with respect to the disclosure of the Fund's portfolio holdings is included in the SAI.

----------------------------------------------------------------------------------------------------------------------------
WHO MAY WANT TO INVEST?

--------------------------------------------------------------- ------------------------------------------------------------
CONSIDER INVESTING IN THIS FUND IF YOU ARE:                     THIS FUND MAY NOT BE APPROPRIATE FOR SOMEONE:
--------------------------------------------------------------- ------------------------------------------------------------
O   Investing for long-term goals, such as retirement           O   Seeking safety of principal
--------------------------------------------------------------- ------------------------------------------------------------
O   Seeking to add a mid to large cap, value component to       O   Investing for the short-term or investing emergency
    your portfolio                                                  reserves
--------------------------------------------------------------- ------------------------------------------------------------
O   Seeking long-term growth of capital and income and are      O   Looking primarily for regular income
    willing to accept the risks associated with investing in
    mid to large cap value stocks
--------------------------------------------------------------- ------------------------------------------------------------


--------------------------------------------------------------------------------
The Allianz Variable Insurance Products Trust Prospectus May 1, 2007

--------------------------------------------------------------------------------
PERFORMANCE INFORMATION
The following bar chart and table provide an indication of the risks of an investment in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns for one year, five years and since its inception compare with those of a broad measure of market performance.

Both the bar chart and the table assume reinvestment of dividends and distributions, and reflect fee waivers. Without fee waivers, the Fund's performance would have been lower.

The performance of the Fund will vary from year to year. The Fund's performance does not reflect the cost of insurance and separate account charges which are imposed under your variable annuity contract or variable life insurance policy. If they were included, performance would be reduced. Past performance does not indicate how the Fund will perform in the future.

PERFORMANCE BAR CHART AND TABLE
[TO BE UPDATED UPON AMENDMENT]
                           CALENDAR YEAR TOTAL RETURN

                       [INSERT PERFORMANCE BAR CHART HERE]

     HIGHEST AND LOWEST QUARTER RETURNS (FOR PERIODS SHOWN IN THE BAR CHART)
        Highest [(Q2, 2003)]                           [27.02%]
        Lowest [(Q3, 2002)]                           [-28.05%]

AVERAGE ANNUAL TOTAL RETURNS
                                                    ONE YEAR ENDED      FIVE YEARS ENDED
                                  INCEPTION        DECEMBER 31, 2006    DECEMBER 31, 2006    SINCE INCEPTION
AZL OCC Value Fund                11/5/2001             _____%               _____%               _____%
Russell 1000 Value Index                                _____%               _____%               _____%


The Fund's performance is compared to the Russell 1000 Value Index, an unmanaged index that measures performance of the certain securities found in the Russell universe with less-than-average growth orientation and low price-to-book and earnings ratios. The index does not reflect the deduction of fees associated with a mutual fund, such as investment management and fund accounting fees. The Fund's performance reflects the deduction of fees for services provided to the Fund. Investors cannot invest directly in an index, although they can invest in the underlying securities.


--------------------------------------------------------------------------------
The Allianz Variable Insurance Products Trust Prospectus May 1, 2007

--------------------------------------------------------------------------------
FEES AND EXPENSES
ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from Fund assets)
The following expense table indicates the estimated expenses that an investor will incur as a shareholder of the Fund during the current fiscal year. These expenses are reflected in the share price of the Fund. The tables below only reflect Fund expenses. Since the Funds are offered exclusively for variable contracts, there are also additional separate account expenses that would apply. If applicable separate account expenses were included, overall expenses would be higher.

[TO BE UPDATED UPON AMENDMENT]
    Management Fee                                                      .75%
    Distribution (12b-1) Fees                                           .25%
    Other Expenses                                                      .20%
                                                                        ----
    Total Annual Fund Operating Expenses                               1.20%
    Fee Waiver(1)                                                      0.00%
    [Acquired Fund Fees and Expenses](2)                              __.__%
                                                                      ------
    Net Annual Fund Operating Expenses(1)                              1.20%

(1) The Manager and the Fund have entered into a written contract limiting operating expenses to 1.20% through April 30, 2008. The Fund is authorized to reimburse the Manager for management fees previously waived and/or for the cost of Other Expenses paid by the Manager provided that such reimbursement will not cause the Fund to exceed any limits in effect at the time of such reimbursement. The Fund's ability to reimburse the Manager in this manner only applies to fees paid or reimbursements made by the Manager within the three fiscal years prior to the date of such reimbursement. Net Annual Fund Operating Expenses shown in the table include Acquired Fund Fees and Expenses and therefore may not equal the Expenses Net of Waivers/Reimbursements contained in the Financial Highlights.
(2) Acquired Fund Fees and Expenses are based on estimated amounts for the current fiscal year.

Please see the contract prospectus for more information regarding the additional fees and expenses associated with your variable contract.

-------------------------------------------------------------------------------
EXPENSE EXAMPLE
Use the following table to compare fees and expenses of the Fund to other investment companies. It illustrates the amount of fees and expenses an investor would pay, assuming (1) a $10,000 investment, (2) 5% annual return, (3) redemption at the end of each time period, and (4) no changes in the Fund's total operating expenses. It does not reflect the effect of any fee or expense waivers. It also does not reflect separate account or insurance contract fees and charges. If it did, the costs shown would be higher. An investor's actual costs may be different.

[TO BE UPDATED UPON AMENDMENT]
      1 YEAR            3 YEARS           5 YEARS          10 YEARS
      [$122]             [$381]           [$660]           [$1,455]


--------------------------------------------------------------------------------
The Allianz Variable Insurance Products Trust Prospectus May 1, 2007

--------------------------------------------------------------------------------
RISK/RETURN SUMMARY                   AZL OPPENHEIMER DEVELOPING MARKETS FUND
--------------------------------------------------------------------------------

AZL OPPENHEIMER DEVELOPING MARKETS FUND
--------------------------------------------------------------------------------
INVESTMENT OBJECTIVE AND PRINCIPAL INVESTMENT STRATEGIES
The investment objective of the AZL Oppenheimer Developing Markets Fund is aggressive capital appreciation. The Trustees of the Fund may change this objective at any time without shareholder approval.

In selecting securities for the Fund, the subadviser looks primarily for foreign companies in developing markets with high growth potential. He uses fundamental analysis of a company's financial statements, management, operations and products and considers the special factors and risks of the country in which the issuer operates. In seeking broad diversification of the Fund's portfolio, the portfolio manager currently searches for:
O Companies of different capitalization ranges with strong market positions and the ability to take advantage of barriers to entry in their industry.
O Companies with management that has a proven record or has the ability to take advantage of business opportunities.
O Companies with newer or established businesses that are entering into a growth cycle.
O Companies with strong earnings growth whose stock is selling at a reasonable price.

In applying these and other selection criteria, the portfolio manager considers the macroeconomic and political environment in a given country and changes in the industry, including the broader industry cycle. As part of his selection process, the portfolio manager looks for companies that may benefit from global trends, such as the growth of mass affluence, development of new technologies, corporate restructuring and aging. This strategy may change over time.

The Fund invests mainly in common stocks of issuers in emerging and developing markets throughout the world.
O Under normal market conditions, the Fund will invest at least 80% of its net assets, plus borrowings for investment purposes, in equity securities of issuers whose principal activities are in at least three developing markets. The Fund might not be fully invested in accordance with its objective for up to 30 days after inception. The Fund will provide notice to shareholders at least 60 days prior to any change in this policy.
O   The Fund may invest up to 100% of its total assets in foreign securities.
O The Fund will emphasize investments in common stocks and other equity securities.
O The Fund will emphasize investments in growth companies, which can be in any market capitalization range.


--------------------------------------------------------------------------------
PRINCIPAL INVESTMENT RISKS
The price per share of the Fund will fluctuate with changes in value of the investments held by the Fund. You may lose money by investing in the Fund. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the FDIC or any other government agency. There is no guarantee that the Fund will achieve its objective. The Fund faces the following general risks:


O MARKET RISK: Stocks fluctuate in price, and their short-term volatility at times may be great. Because the Fund invests primarily in stocks of foreign growth companies, the value of the Fund's portfolio will be affected by changes in the foreign stock markets and the special economic and other factors that might primarily affect the prices of markets in particular regions, such as Asia, Latin America, and Eastern Europe. Market risk will affect the Fund's net asset value per share, which will fluctuate as the values of the Fund's portfolio securities change. The prices of individual stocks do not all move in the same direction uniformly or at the same time. Different stock markets may behave differently from each other.

    Other factors can affect a particular stock's price, such as poor earnings reports by the issuer, loss of major customers, major litigation against the issuer, or changes in government regulations affecting the issuer or its industry.
O GROWTH STOCKS RISK: Stocks of growth companies may provide greater opportunities for capital appreciation but may be more volatile than other stocks. That volatility is likely to be even greater for growth companies in emerging markets.
O CAPITALIZATION RISK: To the extent the Fund Invests significantly in small or mid-capitalization companies, it may have capitalization risk. These companies may present additional risk because they have less predictable earnings, more volatile share prices and less liquid securities than large capitalization companies. These securities may fluctuate

--------------------------------------------------------------------------------
The Allianz Variable Insurance Products Trust Prospectus May 1, 2007 in value more than those of larger, more established companies and, as a group, may suffer more severe price declines during periods of generally declining stock prices.

O FOREIGN AND EMERGING MARKETS RISK: While foreign securities may offer special investment opportunities, there are also special risks. The change in value of a foreign currency against the U.S. dollar will result in a change in the U.S. dollar value of securities denominated in that foreign currency. Foreign issuers are not subject to the same accounting and disclosure requirements that U.S. companies are subject to. Securities issued by a foreign government may not be supported by the "full faith and credit" of the government. The value of foreign investments may be affected by exchange control regulations, expropriation or nationalization of a company's assets, foreign taxes, delays in settlement of transactions, changes in governmental economic or monetary policy in the U.S. or abroad, or other political and economic factors. These risks could cause the prices of foreign stocks to fall and could therefore depress the Fund's share prices.
    Securities in emerging and developing market countries may offer special investment opportunities but investments in these countries present risks not found in more mature markets. Securities may be more difficult to sell at an acceptable price and their prices may be more volatile than securities of companies in more developed markets. Settlements of trades may be subject to greater delays so that the Fund may not receive the proceeds of a sale of a security on a timely basis.
    Emerging markets may have less developed trading markets and exchanges. Emerging countries may have less developed legal and accounting systems and investments may be subject to greater risks of government restrictions of withdrawing the sales proceeds of securities from the country. Economies of developing countries may be more dependent on relatively few industries that may be highly vulnerable to local and global changes. Governments may be more unstable and present greater risks of nationalization or restrictions on foreign ownership of stocks of local companies. These investments may be substantially more volatile than stocks of issuers in the U.S. and other developed countries and may be very speculative.
    Additionally, if the Fund invests a significant amount of its assets in foreign securities, it might expose the Fund to "time-zone arbitrage" attempts by investors seeking to take advantage of the differences in value of foreign securities that might result from events that occur after the close of the foreign securities market on which a foreign security is traded and the close of The New York Stock Exchange that day, when the Funds' net asset value is calculated. If such time-zone arbitrage were successful, it might dilute the interests of other shareholders. However, the Fund's use of "fair value pricing" to adjust the closing market prices of foreign securities under certain circumstances to reflect what the Manager and the Board believe to be their fair value may help deter those activities.

The risks described above collectively form the overall risk profile of the Fund and can affect the value of the Fund's investment, its investment performance and its price per share. Particular investments and investment strategies also have risks. These risks mean that you can lose money by investing in the Fund. When you redeem your shares, they may be worth more or less than what you paid for them. There is no assurance that the Fund will achieve its investment objective.

The Fund is an aggressive investment vehicle. And in the short term, its share prices can be expected to be volatile. The Fund generally does not use income-oriented investments to help cushion the Fund's total return from changes in stock prices. The Fund is designed for investors willing to assume greater risks in the hope of achieving long-term capital appreciation. It is likely to be subject to greater fluctuations in its share prices than funds that emphasize large capitalization domestic stocks, or funds that do not invest in foreign securities or emerging market securities, or funds that focus on both stocks and bonds.


For more information about Foreign and Emerging Markets Risk, see "More About the Funds."


A description of the Fund's policies and procedures with respect to the disclosure of the Fund's portfolio holdings is included in the SAI.

--------------------------------------------------------------------------------
The Allianz Variable Insurance Products Trust Prospectus May 1, 2007

----------------------------------------------------------------------------------------------------------------------------
WHO MAY WANT TO INVEST?
--------------------------------------------------------------- ------------------------------------------------------------
CONSIDER INVESTING IN THIS FUND IF YOU ARE:                     THIS FUND MAY NOT BE APPROPRIATE FOR SOMEONE:
--------------------------------------------------------------- ------------------------------------------------------------
O   Investing for long-term goals, such as retirement           O   Looking primarily for regular income
--------------------------------------------------------------- ------------------------------------------------------------
O Seeking long-term capital growth from foreign investments     O   Seeking to avoid market risk and volatilit
y
--------------------------------------------------------------- ------------------------------------------------------------
O   Willing to assume the greater risks of share price          O   Seeking safety of principal
    fluctuations and losses that are typical of an aggressive
    fund focusing on growth stock instruments
--------------------------------------------------------------- ------------------------------------------------------------
O   Willing to assume the risks of investing in emerging
    foreign countries
--------------------------------------------------------------- ------------------------------------------------------------

The Fund is designed primarily for aggressive investors seeking capital growth over the long term. Those investors should be willing to assume the substantial risks of short-term share price fluctuations and losses that are typical for an aggressive growth fund focusing on stock investment in developing and emerging markets. The Fund does not seek current income and the income from its investments will likely be small, so it is not designed for investors needing income. Because of its focus on long-term growth, the Fund may be appropriate for some portion of a retirement plan investment for investors with a high risk tolerance. However, the Fund is not a complete investment program.

--------------------------------------------------------------------------------
PERFORMANCE INFORMATION
The performance bar chart and table are not presented because the Fund has not had a full calendar year of operations. The Fund began operations on May 1, 2006.

--------------------------------------------------------------------------------
FEES AND EXPENSES
ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from Fund assets)
The following expense table indicates the estimated expenses that an investor will incur as a shareholder of the Fund during the current fiscal year. These expenses are reflected in the share price of the Fund. The tables below only reflect Fund expenses. Since the Funds are offered exclusively for variable contracts, there are also additional separate account expenses that would apply. If applicable separate account expenses were included, overall expenses would be higher.

[TO BE UPDATED UPON AMENDMENT]
      Management Fee(1)                                                  1.25%
      Distribution (12b-1) Fees                                           .25%
      Other Expenses                                                      .20%
                                                                          ----
      Total Annual Fund Operating Expenses                               1.70%
      Fee Waiver(2)                                                      0.05%
                                                                      =  =====
      [Acquired Fund Fees and Expenses](3)                              __.__%
                                                                        ------
      Net Annual Fund Operating Expenses(1)(,)(2)                        1.65%

(1) The Manager and the Fund have entered into a written agreement whereby the Manager has voluntarily reduced the management fee to 0.95% through April 30, 2008. If this voluntary fee reduction were reflected in the table, the Net Annual Fund Operating Expenses would be 1.40%.
(2) Based on estimated fees and expenses for the current fiscal year, the Manager and the Fund have entered into a written contract limiting operating expenses to 1.65% through April 30, 2008. The Fund is authorized to reimburse the Manager for management fees previously waived and/or for the cost of Other Expenses paid by the Manager provided that such reimbursement will not cause the Fund to exceed any limits in effect at the time of such reimbursement. The Fund's ability to reimburse the Manager in this manner only applies to fees paid or reimbursements made by the Manager within the three fiscal years prior to the date of such reimbursement. Net Annual Fund Operating Expenses shown in the table include Acquired Fund Fees and Expenses and therefore may not equal the Expenses Net of Waivers/Reimbursements contained in the Financial Highlights.
(3) Acquired Fund Fees and Expenses are based on estimated amounts for the current fiscal year.

Please see the contract prospectus for more information regarding additional fees and expenses associated with your variable contract.


--------------------------------------------------------------------------------
The Allianz Variable Insurance Products Trust Prospectus May 1, 2007

--------------------------------------------------------------------------------
EXPENSE EXAMPLE
Use the following table to compare fees and expenses of the Fund to other investment companies. It illustrates the amount of fees and expenses an investor would pay, assuming (1) a $10,000 investment, (2) 5% annual return, (3) redemption at the end of each time period, and (4) no changes in the Fund's total operating expenses. It does not reflect the effect of any fee or expense waivers. It also does not reflect separate account or insurance contract fees and charges. If it did, the costs shown would be higher. An investor's actual costs may be different.

[TO BE UPDATED UPON AMENDMENT]
      1 YEAR            3 YEARS           5 YEARS          10 YEARS
      [$168]             [$531]           $______          $______


--------------------------------------------------------------------------------
The Allianz Variable Insurance Products Trust Prospectus May 1, 2007

--------------------------------------------------------------------------------
RISK/RETURN SUMMARY                                 AZL OPPENHEIMER GLOBAL FUND
--------------------------------------------------------------------------------

AZL OPPENHEIMER GLOBAL FUND
--------------------------------------------------------------------------------
INVESTMENT OBJECTIVE AND PRINCIPAL INVESTMENT STRATEGIES
The investment objective of the AZL Oppenheimer Global Fund is capital appreciation. This objective may be changed by the Trustees of the Fund without shareholder approval.

The Fund invests mainly in common stocks of companies in the U.S. and foreign countries. The Fund can invest without limit in foreign securities and can invest in any country, including countries with developed or emerging markets. However, the Fund currently emphasizes investments in developed markets such as the United States, Western European countries and Japan. The Fund does not limit its investments to companies in a particular capitalization range, but currently focuses its investments in mid- and large-cap companies.

The Fund is not required to allocate its investments in any set percentages in any particular countries. As a fundamental policy, the Fund normally will invest in at least three countries (one of which may be the United States). Typically the Fund invests in a number of different countries.

In selecting securities for the Fund, the Subadviser looks primarily for foreign and U.S. companies with high growth potential. The Subadviser uses fundamental analysis of a company's financial statements, management structure, operations and product development, and considers factors affecting the industry of which the issuer is part. The Subadviser considers overall and relative economic conditions in the U.S. and foreign markets, and seeks broad portfolio diversification in different countries to help moderate the special risks of foreign investing. The Subadviser currently focuses on the factors below (which may vary in particular cases and may change over time), looking for:
O   Stocks of small, medium and large-cap growth-oriented companies worldwide;
O   Companies that stand to benefit from global growth trends;
O Businesses with strong competitive positions and high demand for their products or services;
O Cyclical opportunities in the business cycle and sectors or industries that may benefit from those opportunities.

In applying these and other selection criteria, the Subadviser considers the effect of worldwide trends on the growth of various business sectors. The trends currently considered include development of new technologies, corporate restructuring, the growth of mass affluence and demographic changes. The Fund may invest in derivative instruments.

For temporary defensive purposes, or when cash is temporarily available, the Fund may invest in investment grade, short-term debt instruments, including government, corporate and money market securities. If the Fund invests substantially in such instruments, it may not be pursuing its principal investment strategies and may not achieve its investment objective.


--------------------------------------------------------------------------------
PRINCIPAL INVESTMENT RISKS
The price per share of the Fund will fluctuate with changes in value of the investments held by the Fund. You may lose money by investing in the Fund. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the FDIC or any other government agency. There is no guarantee that the Fund will achieve its objective. The Fund faces the following general risks:


O MARKET RISK: The values of stocks fluctuate in response to the activities of individual companies and general stock market conditions. Stock prices may decline over short or even extended periods. Stocks are more volatile and riskier than some other forms of investments, such as short-term, high-grade fixed income securities.
O SELECTION RISK: Selection risk is the risk that poor security selection will cause the Fund to underperform other funds with similar investment objectives.
O GROWTH STOCKS RISK: The returns on growth stocks may or may not move in tandem with the returns on other styles of investing, or the stock market. Growth stocks may be particularly susceptible to rapid price swings during periods of economic uncertainty or in the event of earnings disappointments. Further, growth stocks typically have little or no dividend income to cushion the effect of adverse market conditions. To the extent a growth style of investing emphasizes certain sectors of the market, such investments will be more sensitive to market, political, regulatory and economic factors affecting those sectors.

--------------------------------------------------------------------------------
The Allianz Variable Insurance Products Trust Prospectus May 1, 2007

O CAPITALIZATION RISK: Although the Fund invests primarily in mid- and large-cap companies, it may invest in stocks of small-cap companies, and therefore it has capitalization risk. Small-cap companies may present additional risk because they have less predictable earnings or no earnings, more volatile share prices, and less liquid securities than large capitalization companies. These securities may fluctuate in value more than those of larger, more established companies and, as a group, may suffer more severe price declines during periods of generally declining stock prices.
O CYCLICAL OPPORTUNITIES RISK: The Fund may also seek to take advantage of changes in the business cycle by investing in companies that are sensitive to those changes if the Subadviser believes they have growth potential. The Fund might sometimes seek to take tactical advantage of short-term market movements or events affecting particular issuers or industries. There is a risk that if the event does not occur as expected, the value of the stock could fall, which in turn could depress the Fund's share prices.
O FOREIGN AND EMERGING MARKETS RISK: Because the Fund invests substantially in securities of foreign issuers, it may be subject to risks not usually associated with owning securities of U.S. issuers, such as different accounting, legal and disclosure standards, different trading markets and practices, and trading in different currencies. In addition, investments in emerging markets, which the Fund is permitted to make, present greater risk than investing in foreign issuers generally.
O SPECIAL SITUATIONS RISK: Periodically, the Fund might use aggressive investment techniques. These might include seeking to benefit from what the Subadviser perceives to be "special situations", such as mergers, reorganizations, restructurings or other unusual events expected to affect a particular issuer. However, there is a risk that the change or event might not occur, which could have a negative impact on the price of the issuer's securities. The Fund's investment might not produce the expected gains or could incur a loss for the portfolio.
O DERIVATIVE INSTRUMENTS RISK: The Fund may invest in derivative instruments such as futures, options and options on futures, in order to hedge a portfolio security. The value of a derivative instrument is generally determined independently from the hedged security and could result in a loss to the Fund when a change in the price of the derivative does not correlate with a change in the value of the hedged security. Derivatives used for risk management may not have the intended effect and may result in losses or missed opportunities. Derivatives can increase share price volatility and those that involve leverage could magnify losses. Certain types of derivatives involve costs to the Fund that can reduce returns. The other party to a derivatives contract could default.
O INDUSTRY SECTOR RISK: At times, the Fund may invest a significant portion of its assets in the securities of companies involved in the financial services sector. By focusing on a particular sector from time to time, the Fund carries greater risk of adverse developments in a sector than a fund that always invests in a wider variety of sectors. Financial services companies are subject to extensive government regulation, which may affect their profitability in many ways, including by limiting the amount and types of loans and other commitments they can make, and the interest rates and fees they can charge. A financial services company's profitability, and therefore its stock price is especially sensitive to interest rate changes throughout the world, as well as the ability of borrowers to repay their loans. Changing regulations, continuing consolidations and development of new products and structures are all likely to have a significant impact on financial services companies.
O FREQUENT TRADING: The Fund may actively and frequently trade its portfolio securities. High portfolio turnover (100% or more) results in higher transaction costs and can affect the Fund's performance.


For more information about Temporary Defensive Positions and Foreign and Emerging Markets Risk, see "More About the Funds."


A description of the Fund's policies and procedures with respect to the disclosure of the Fund's portfolio holdings is included in the SAI.


--------------------------------------------------------------------------------
The Allianz Variable Insurance Products Trust Prospectus May 1, 2007

-----------------------------------------------------------------------------------------------------------------------------
WHO MAY WANT TO INVEST?
--------------------------------------------------------------- ------------------------------------------------------------
CONSIDER INVESTING IN THIS FUND IF YOU ARE:                     THIS FUND MAY NOT BE APPROPRIATE FOR SOMEONE:
--------------------------------------------------------------- ------------------------------------------------------------
O   Investing for long-term goals, such as retirement           O   Looking primarily for regular income
--------------------------------------------------------------- ------------------------------------------------------------
O   Seeking long-term capital growth from U.S. and foreign      O   Seeking safety of principal
    investments
---------------------------------------------------------------
O   Willing to assume the risks of short-term share price
    fluctuations
--------------------------------------------------------------- ------------------------------------------------------------

--------------------------------------------------------------------------------
PERFORMANCE INFORMATION
The following bar chart and table provide an indication of the risks of an investment in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns for one year and since its inception compare with those of a broad measure of market performance.

Both the bar chart and the table assume reinvestment of dividends and distributions, and reflect fee waivers. Without fee waivers, the Fund's performance would have been lower.

The performance of the Fund will vary from year to year. The Fund's performance does not reflect the cost of insurance and separate account charges which are imposed under your variable annuity contract or variable life insurance policy. If they were included, performance would be reduced. Past performance does not indicate how the Fund will perform in the future.

PERFORMANCE BAR CHART AND TABLE
[TO BE UPDATED UPON AMENDMENT]
                           CALENDAR YEAR TOTAL RETURN

                       [INSERT PERFORMANCE BAR CHART HERE]

     HIGHEST AND LOWEST QUARTER RETURNS (FOR PERIODS SHOWN IN THE BAR CHART)
        Highest [(Q3, 2005) ]                          [9.07%]
        Lowest [(Q1, 2005) ]                          [-3.28%]

AVERAGE ANNUAL TOTAL RETURNS
                                                        ONE YEAR ENDED            SINCE
                                    INCEPTION         DECEMBER 31, 2006         INCEPTION
AZL Oppenheimer Global Fund         5/3/2004                 ___%                  ___%
MSCI World Index                                             ___%                  ___%

The Fund's performance is compared to the Morgan Stanley Capital International
(MSCI) World Index, an unmanaged market capitalization-weighted equity index which monitors the performance of stocks from around the world. The index does not reflect the deduction of fees associated with a mutual fund, such as investment management and fund accounting fees. The Fund's performance reflects the deduction of fees for services provided to the Fund. Investors cannot invest directly in an index, although they can invest in the underlying securities.

--------------------------------------------------------------------------------
The Allianz Variable Insurance Products Trust Prospectus May 1, 2007

--------------------------------------------------------------------------------
FEES AND EXPENSES
ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from Fund assets)
The following expense table indicates the estimated expenses that an investor will incur as a shareholder of the Fund during the current fiscal year. These expenses are reflected in the share price of the Fund. The tables below only reflect Fund expenses. Since the Funds are offered exclusively for variable contracts, there are also additional separate account expenses that would apply. If applicable separate account expenses were included, overall expenses would be higher.

[TO BE UPDATED UPON AMENDMENT]
       Management Fee(1)                                                   .90%
       Distribution (12b-1) Fees                                           .25%
       Other Expenses                                                      .30%
                                                                           ----
       Total Annual Fund Operating Expenses                               1.45%
       Fee Waiver(2)                                                      0.06%
       [Acquired Fund Fees and Expenses](3)                              __.__%
                                                                         ------
       Net Annual Fund Operating Expenses(1),(2)                          1.39%

(1) The Manager and the Fund have entered into a written agreement whereby the Manager has voluntarily reduced the management fee to 0.80% through April 30, 2008. If this voluntary fee reduction were reflected in the table, the Net Annual Fund Operating Expenses would be 1.35%.
(2) The Manager and the Fund have entered into a written contract limiting operating expenses to 1.39% through April 30, 2008. The Fund is authorized to reimburse the Manager for management fees previously waived and/or for the cost of Other Expenses paid by the Manager provided that such reimbursement will not cause the Fund to exceed any limits in effect at the time of such reimbursement. The Fund's ability to reimburse the Manager in this manner only applies to fees paid or reimbursements made by the Manager within the three fiscal years prior to the date of such reimbursement. Net Annual Fund Operating Expenses shown in the table include Acquired Fund Fees and Expenses and therefore may not equal the Expenses Net of Waivers/Reimbursements contained in the Financial Highlights.
(3) Acquired Fund Fees and Expenses are based on estimated amounts for the current fiscal year.

Please see the contract prospectus for more information regarding additional fees and expenses associated with your variable contract.

--------------------------------------------------------------------------------
EXPENSE EXAMPLE
Use the following table to compare fees and expenses of the Fund to other investment companies. It illustrates the amount of fees and expenses an investor would pay, assuming (1) a $10,000 investment, (2) 5% annual return, (3) redemption at the end of each time period, and (4) no changes in the Fund's total operating expenses. It does not reflect the effect of any fee or expense waivers. It also does not reflect separate account or insurance contract fees and charges. If it did, the costs shown would be higher. An investor's actual costs may be different.

[TO BE UPDATED UPON AMENDMENT]
      1 YEAR            3 YEARS           5 YEARS          10 YEARS
      [$148]             [$459]           [$792]           [$1,735]


--------------------------------------------------------------------------------
The Allianz Variable Insurance Products Trust Prospectus May 1, 2007

--------------------------------------------------------------------------------
RISK/RETURN SUMMARY               AZL OPPENHEIMER INTERNATIONAL GROWTH FUND
--------------------------------------------------------------------------------

AZL OPPENHEIMER INTERNATIONAL GROWTH FUND
--------------------------------------------------------------------------------
INVESTMENT OBJECTIVE AND PRINCIPAL INVESTMENT STRATEGIES
The investment objective of the AZL Oppenheimer International Growth Fund is long-term capital appreciation. It emphasizes investments in common stocks of foreign companies. This objective may be changed by the Trustees of the Fund without shareholder approval.

The Fund currently invests mainly in common stocks of growth companies that are domiciled outside the U.S. or have their primary operations outside the U.S. The Fund does not limit its investments to issuers within a specific market capitalization range. At times the Fund may invest a substantial portion of its assets in a particular capitalization range. For example, the Fund currently invests a substantial portion of its assets in stocks issued by small- to mid-sized companies.

The Fund can invest in emerging markets as well as developed markets throughout the world, although it may place greater emphasis on investing in one or more particular regions from time to time, such as Asia, Europe or Latin America. It can invest 100% of its assets in foreign securities. Under normal market conditions:
O As a fundamental policy, the Fund will invest at least 65% of its total assets in foreign common and preferred stock of issuers in at least three different countries outside the U.S.
O The Fund will emphasize investments in common stocks of issuers that the Manager considers to be "growth" companies.

The Fund can buy securities convertible into common stock and other securities having equity features. The Fund also can use hedging instruments and certain derivative investments to seek capital appreciation or to try to manage investment risks.

In selecting securities for the Fund, the Subadviser evaluates investment opportunities on a company-by-company basis. The Subadviser looks primarily for foreign companies with high growth potential using a "bottom up" investment approach that is, looking at the investment performance of individual stocks before considering the impact of general or industry economic trends. This approach includes fundamental analysis of a company's financial statements and management structure and analysis of the company's operations and product development, as well as the industry of which the issuer is part.

In seeking diversification of the Fund's portfolio, the Subadviser currently focuses on the factors below, which may vary in particular cases and may change over time. The Subadviser currently searches for:
O Companies that enjoy a strong competitive position and high demand for their products or services.
O   Companies with accelerating earnings growth and cash flow.
O Diversification to help reduce risks of foreign investing, such as currency fluctuations and stock market volatility.

In applying these and other selection criteria, the Subadviser considers the effect of worldwide trends on the growth of particular business sectors and looks for companies that may benefit from global trends. The trends currently considered include telecommunications/media expansion, emerging consumer markets, infrastructure development, natural resources, corporate restructuring, capital market development, health care and biotechnology, and efficiency enhancing technologies and services. The Subadviser does not invest a fixed amount of the Fund's assets according to these trends and this strategy and the trends that are considered may change over time. The Subadviser monitors individual issuers for changes in the factors above and these changes may trigger a decision to sell a security.

For temporary defensive purposes, or when cash is temporarily available, the Fund may invest in investment grade, short-term debt instruments, including government, corporate and money market securities. If the Fund invests substantially in such instruments, it may not be pursuing its principal investment strategies and may not achieve its investment objective.


--------------------------------------------------------------------------------
The Allianz Variable Insurance Products Trust Prospectus May 1, 2007

--------------------------------------------------------------------------------
PRINCIPAL INVESTMENT RISKS
The price per share of the Fund will fluctuate with changes in value of the investments held by the Fund. You may lose money by investing in the Fund. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the FDIC or any other government agency. There is no guarantee that the Fund will achieve its objective. The Fund faces the following general risks:


O MARKET RISK: The values of stocks fluctuate in response to the activities of individual companies and general stock market conditions. Stock prices may decline over short or even extended periods. Stocks are more volatile and riskier than some other forms of investments, such as short-term, high-grade fixed income securities.
O FOREIGN AND EMERGING MARKETS RISK: Because the Fund invests substantially in securities of foreign issuers, it may be subject to risks not usually associated with owning securities of U.S. issuers. These include risks related to different accounting, legal and disclosure standards, different trading markets and practices, and trading in different currencies. In addition, investments in emerging markets, which the Fund is permitted to make, present greater risk than investing in foreign issuers generally.
O SELECTION RISK: Selection risk is the risk that poor security selection will cause the Fund to underperform other funds with similar investment objectives.
O GROWTH STOCKS RISK: The returns on growth stocks may or may not move in tandem with the returns on other styles of investing, or the stock market. Growth stocks may be particularly susceptible to rapid price swings during periods of economic uncertainty or in the event of earnings disappointments. Further, growth stocks typically have little or no dividend income to cushion the effect of adverse market conditions. To the extent a growth style of investing emphasizes certain sectors of the market, such investments will be more sensitive to market, political, regulatory and economic factors affecting those sectors.
O CAPITALIZATION RISK: The Fund currently invests a substantial portion of its assets in small- to mid- cap companies, and therefore it has capitalization risk. Small-cap companies may present additional risk because they have less predictable earnings or no earnings, more volatile share prices, and less liquid securities than large capitalization companies. These securities may fluctuate in value more than those of larger, more established companies and, as a group, may suffer more severe price declines during periods of generally declining stock prices.
O DERIVATIVE INSTRUMENTS RISK: The Fund may invest in derivative instruments such as futures, options and options on futures, in order to hedge a portfolio security. The value of a derivative instrument is generally determined independently from the hedged security and could result in a loss to the Fund when a change in the price of the derivative does not correlate with a change in the value of the hedged security. Derivatives used for risk management may not have the intended effect and may result in losses or missed opportunities. Derivatives can increase share price volatility and those that involve leverage could magnify losses. Certain types of derivatives involve costs to the Fund that can reduce returns. The other party to a derivatives contract could default.
O HEDGING RISK: The Fund can buy and sell futures contracts on broadly-based securities indexes and foreign currencies, put and call options, forward contracts and options on futures and broadly-based securities indexes. These are all referred to as "hedging instruments". The Fund does not use hedging instruments for speculative purposes. The Fund has limits on its use of hedging instruments and is not required to use them in seeking its investment objective. The Fund might use forward contracts to hedge foreign currency risks when buying and selling securities. It does not currently use other types of hedging extensively. There are special risks in particular hedging strategies. For example, options trading involves the payment of premiums and can increase portfolio turnover. If a covered call written by the Fund is exercised on an investment that has increased in value, the Fund will be required to sell the investment at the call price and will not be able to realize any profit if the instrument has increased in value above the call price. If the Subadviser used a hedging instrument at the wrong time or judged market conditions incorrectly, the hedge might fall and the strategy could reduce the Fund's return. The Fund could also experience losses if the prices of its futures and options positions were not correlated with its other investments or if it could not close out a position because of an illiquid market.

For more information about Temporary Defensive Positions and Foreign and Emerging Markets Risk, see "More About the Funds."


A description of the Fund's policies and procedures with respect to the disclosure of the Fund's portfolio holdings is included in the SAI.


--------------------------------------------------------------------------------
The Allianz Variable Insurance Products Trust Prospectus May 1, 2007

----------------------------------------------------------------------------------------------------------------------------
WHO MAY WANT TO INVEST?
------------------------------------------------------------------ ---------------------------------------------------------
CONSIDER INVESTING IN THIS FUND IF YOU ARE:                        THIS FUND MAY NOT BE APPROPRIATE FOR SOMEONE:
------------------------------------------------------------------ ---------------------------------------------------------
O   Investing for long-term goals, such as retirement              O   Looking primarily for regular income
------------------------------------------------------------------ ---------------------------------------------------------
O   Seeking long-term capital growth from foreign investments      O   Seeking safety of principal
------------------------------------------------------------------ ---------------------------------------------------------
O   Willing to assume the greater risks of share price
    fluctuations that are typical of an aggressive fund focusing on growth stock instruments
------------------------------------------------------------------
O   Willing to assume the risks of investing in both emerging
    and developed foreign countries
------------------------------------------------------------------ ---------------------------------------------------------

--------------------------------------------------------------------------------
PERFORMANCE INFORMATION
The following bar chart and table provide an indication of the risks of an investment in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns for one year, five years and since its inception compare with those of a broad measure of market performance.

Both the bar chart and the table assume reinvestment of dividends and distributions, and reflect fee waivers. Without fee waivers, the Fund's performance would have been lower.

The performance of the Fund will vary from year to year. The Fund's performance does not reflect the cost of insurance and separate account charges which are imposed under your variable annuity contract or variable life insurance policy. If they were included, performance would be reduced. Past performance does not indicate how the Fund will perform in the future.

PERFORMANCE BAR CHART AND TABLE
[TO BE UPDATED UPON AMENDMENT]
                           CALENDAR YEAR TOTAL RETURN

                       [INSERT PERFORMANCE BAR CHART HERE]

     HIGHEST AND LOWEST QUARTER RETURNS (FOR PERIODS SHOWN IN THE BAR CHART)
                Highest [(Q2, 2003)]                          [18.39%]
                Lowest [(Q3, 2002)]                          [-19.38%]

AVERAGE ANNUAL TOTAL RETURNS
                                                                 ONE YEAR ENDED        FIVE YEARS ENDED
                                                INCEPTION       DECEMBER 31, 2006     DECEMBER 31, 2006    SINCE INCEPTION
AZL Oppenheimer International Growth Fund       11/5/2001            _____%                 _____%              _____%
MSCI EAFE Index                                                      _____%                 _____%              _____%

The Fund's performance is compared to the Morgan Stanley Capital International, Europe, Australasia and Far East (MSCI EAFE) Index, an unmanaged market capitalization-weighted equity index comprising 20 of the 48 countries in the MSCI universe and representing the developed world outside of North America. The index does not reflect the deduction of fees associated with a mutual fund, such as investment management and fund accounting fees. The Fund's performance reflects the deduction of fees services provided to the Fund. Investors cannot invest directly in an index, although they can invest in the underlying securities.

--------------------------------------------------------------------------------
The Allianz Variable Insurance Products Trust Prospectus May 1, 2007

--------------------------------------------------------------------------------
FEES AND EXPENSES
ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from Fund assets)
The following expense table indicates the estimated expenses that an investor will incur as a shareholder of the Fund during the current fiscal year. These expenses are reflected in the share price of the Fund. The tables below only reflect Fund expenses. Since the Funds are offered exclusively for variable contracts, there are also additional separate account expenses that would apply. If applicable separate account expenses were included, overall expenses would be higher.

[TO BE UPDATED UPON AMENDMENT]
      Management Fee                                                      .84%
      Distribution (12b-1) Fees                                           .25%
      Other Expenses                                                      .42%
                                                                          ----
      Total Annual Fund Operating Expenses                               1.51%
      Fee Waiver(1)                                                      0.06%
      [Acquired Fund Fees and Expenses](2)                              __.__%
                                                                        ------
      Net Annual Fund Operating Expenses(1)                              1.45%

(1) The Manager and the Fund have entered into a written contract limiting operating expenses to 1.45% through April 30, 2008. The Fund is authorized to reimburse the Manager for management fees previously waived and/or for the cost of Other Expenses paid by the Manager provided that such reimbursement will not cause the Fund to exceed any limits in effect at the time of such reimbursement. The Fund's ability to reimburse the Manager in this manner only applies to fees paid or reimbursements made by the Manager within the three fiscal years prior to the date of such reimbursement. Net Annual Fund Operating Expenses shown in the table include Acquired Fund Fees and Expenses and therefore may not equal the Expenses Net of Waivers/Reimbursements contained in the Financial Highlights.
(2) Acquired Fund Fees and Expenses are based on estimated amounts for the current fiscal year.

Please see the contract prospectus for more information regarding the additional fees and expenses associated with your variable contract.

--------------------------------------------------------------------------------
EXPENSE EXAMPLE
Use the following table to compare fees and expenses of the Fund to other investment companies. It illustrates the amount of fees and expenses an investor would pay, assuming (1) a $10,000 investment, (2) 5% annual return, (3) redemption at the end of each time period, and (4) no changes in the Fund's total operating expenses. It does not reflect the effect of any fee or expense waivers. It also does not reflect separate account or insurance contract fees and charges. If it did, the costs shown would be higher. An investor's actual costs may be different.

[TO BE UPDATED UPON AMENDMENT]
      1 YEAR            3 YEARS           5 YEARS          10 YEARS
      [$148]             [$471]           [$818]           [$1,796]


--------------------------------------------------------------------------------
The Allianz Variable Insurance Products Trust Prospectus May 1, 2007

--------------------------------------------------------------------------------
RISK/RETURN SUMMARY                        AZL OPPENHEIMER MAIN STREET FUND
--------------------------------------------------------------------------------

AZL OPPENHEIMER MAIN STREET FUND
--------------------------------------------------------------------------------
INVESTMENT OBJECTIVE AND PRINCIPAL INVESTMENT STRATEGIES
The investment objective of the AZL Oppenheimer Main Street Fund is a high total return. This objective may be changed by the Trustees of the Fund without shareholder approval.

The Fund invests mainly in common stocks of U.S. companies of different capitalization ranges, currently focusing on large-capitalization issuers. It also can buy debt securities, such as bonds and debentures, but does not currently emphasize these investments.

In selecting securities for the Fund, the Subadviser uses an investment process that combines quantitative models, fundamental research about particular securities and individual judgment. While this process and the inter-relationship of the factors used may change over time and its implementation may vary in particular cases, in general the selection process currently involves the use of:
O MULTI-FACTOR QUANTITATIVE MODELS: These include a group of "top-down" models that analyze data such as relative valuations, relative price trends, interest rates and the shape of the yield curve. These help direct portfolio emphasis by market capitalization (small, mid, or large), industries, and value or growth styles. A group of "bottom-up" models helps to rank stocks in a universe typically including 3000 stocks, selecting stocks for relative attractiveness by analyzing stock and company characteristics.
O FUNDAMENTAL RESEARCH: The Subadviser uses internal research and analysis by other market analysts, with emphasis on current company news and industry-related events.
O JUDGMENT: The portfolio is then continuously rebalanced by the Subadviser, using the tools described above.

For temporary defensive purposes, or when cash is temporarily available, the Fund may invest in investment grade, short-term debt instruments, including government, corporate and money market securities. If the Fund invests substantially in such instruments, it may not be pursuing its principal investment strategies and may not achieve its investment objective.


--------------------------------------------------------------------------------
PRINCIPAL INVESTMENT RISKS
The price per share of the Fund will fluctuate with changes in value of the investments held by the Fund. You may lose money by investing in the Fund. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the FDIC or any other government agency. There is no guarantee that the Fund will achieve its objective. The Fund faces the following general risks:


O MARKET RISK: The values of stocks fluctuate in response to the activities of individual companies and general stock market conditions. Stock prices may decline over short or even extended periods. Stocks are more volatile and riskier than some other forms of investments, such as short-term, high-grade fixed income securities.
O SELECTION RISK: Selection risk is the risk that poor security selection will cause the Fund to underperform other funds with similar investment objectives.
O FOREIGN RISK: Because the Fund may invest in securities of foreign issuers, it is subject to risks not usually associated with owning securities of U.S. issuers. These include risks related to different accounting, legal and disclosure standards, different trading markets and practices, and trading in different currencies.
O CREDIT RISK: Credit risk is the chance that a bond issuer will fail to repay interest and principal in a timely manner, reducing the Fund's return. Also, an issuer may suffer adverse changes in financial condition that could lower the credit quality and liquidity of a security, leading to greater volatility in the price of the security and the Fund's shares.
O INTEREST RATE RISK: Interest rate risk is the chance that the value of the bonds the Fund holds will decline due to rising interest rates. When interest rates rise, the price of most bonds goes down. The price of a bond is also affected by its maturity. Bonds with longer maturities generally have greater sensitivity to changes in interest rates.
O SECURITY QUALITY RISK: The Fund may invest in high yield, high risk, debt securities and unrated securities of similar quality. These lower quality securities have speculative characteristics and are more volatile and are more susceptible to credit risk than investment grade securities. Issuers of high yield bonds also may be more vulnerable to changes in the economy or to interest rate changes that might affect their ability to repay debt.

--------------------------------------------------------------------------------
The Allianz Variable Insurance Products Trust Prospectus May 1, 2007

O DERIVATIVE INSTRUMENTS RISK: The Fund may invest in derivative instruments such as futures, options and options on futures, in order to hedge a portfolio security. The value of a derivative instrument is generally determined independently from the hedged security and could result in a loss to the Fund when a change in the price of the derivative does not correlate with a change in the value of the hedged security. Derivatives used for risk management may not have the intended effect and may result in losses or missed opportunities. Derivatives can increase share price volatility and those that involve leverage could magnify losses. Certain types of derivatives involve costs to the Fund that can reduce returns. The other party to a derivatives contract could default.
O FREQUENT TRADING: The Fund may actively and frequently trade its portfolio securities. High portfolio turnover (100% or more) results in higher transaction costs and can adversely affect the Fund's performance.


For more information about Temporary Defensive Positions and Foreign and Emerging Markets Risk, see "More About the Funds."


A description of the Fund's policies and procedures with respect to the disclosure of the Fund's portfolio holdings is included in the SAI.

----------------------------------------------------------------------------------------------------------------------------
WHO MAY WANT TO INVEST?
--------------------------------------------------------------- ------------------------------------------------------------
CONSIDER INVESTING IN THIS FUND IF YOU ARE:                     THIS FUND MAY NOT BE APPROPRIATE FOR SOMEONE:
--------------------------------------------------------------- ------------------------------------------------------------
O   Investing for long-term goals, such as retirement           O   Looking primarily for regular income
--------------------------------------------------------------- ------------------------------------------------------------
O   Willing to assume the risks of short-term share price       O   Seeking safety of principal
    fluctuations
--------------------------------------------------------------- ------------------------------------------------------------

--------------------------------------------------------------------------------
PERFORMANCE INFORMATION
The following bar chart and table provide an indication of the risks of an investment in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns for one year and since its inception compare with those of a broad measure of market performance.

Both the bar chart and the table assume reinvestment of dividends and distributions, and reflect fee waivers. Without fee waivers, the Fund's performance would have been lower.

The performance of the Fund will vary from year to year. The Fund's performance does not reflect the cost of insurance and separate account charges which are imposed under your variable annuity contract or variable life insurance policy. If they were included, performance would be reduced. Past performance does not indicate how the Fund will perform in the future.

 PERFORMANCE BAR CHART AND TABLE
[TO BE UPDATED UPON AMENDMENT]
                           CALENDAR YEAR TOTAL RETURN

                       [INSERT PERFORMANCE BAR CHART HERE]

     HIGHEST AND LOWEST QUARTER RETURNS (FOR PERIODS SHOWN IN THE BAR CHART)
                Highest [(Q3, 2005)]                            [4.01%]
                Lowest [(Q1, 2005)]                            [-2.04%]

AVERAGE ANNUAL TOTAL RETURNS
                                                                 ONE YEAR ENDED            SINCE
                                             INCEPTION         DECEMBER 31, 2006         INCEPTION
AZL Oppenheimer Main Street Fund             5/3/2004                ____%                 ____%
S&P 500 Index                                                        ____%                 ____%

The Fund's performance is compared to the Standard & Poor's 500 Composite Stock Price Index ("S&P 500 Index"), an unmanaged index that consists of 500 selected common stocks, most of which are listed on the New York Stock Exchange, and is a measure of the U.S. stock market as a whole. The index does not reflect the deduction of fees

--------------------------------------------------------------------------------
The Allianz Variable Insurance Products Trust Prospectus May 1, 2007 associated with a mutual fund, such as investment management and fund accounting fees. The Fund's performance reflects the deduction of fees for services provided to the Fund. Investors cannot invest directly in an index, although they can invest in the underlying securities.

--------------------------------------------------------------------------------
FEES AND EXPENSES
ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from Fund assets)
The following expense table indicates the estimated expenses that an investor will incur as a shareholder of the Fund during the current fiscal year. These expenses are reflected in the share price of the Fund. The tables below only reflect Fund expenses. Since the Funds are offered exclusively for variable contracts, there are also additional separate account expenses that would apply. If applicable separate account expenses were included, overall expenses would be higher.

[TO BE UPDATED UPON AMENDMENT]
       Management Fee(1)                                                   .80%
       Distribution (12b-1) Fees                                           .25%
       Other Expenses                                                      .23%
                                                                           ----
       Total Annual Fund Operating Expenses                               1.28%
       Fee Waiver(2)                                                      0.08%
       [Acquired Fund Fees and Expenses](3)                              __.__%
                                                                         ------
       Net Annual Fund Operating Expenses(2)                              1.20%

(1) The Manager and the Fund Have entered into a written agreement whereby the Manager has voluntarily reduced the management fee to .75% through April 30, 2008.
(2) The Manager and the Fund have entered into a written contract limiting operating expenses to 1.20% through April 30, 2008. The Fund is authorized to reimburse the Manager for management fees previously waived and/or for the cost of Other Expenses paid by the Manager provided that such reimbursement will not cause the Fund to exceed any limits in effect at the time of such reimbursement. The Fund's ability to reimburse the Manager in this manner only applies to fees paid or reimbursements made by the Manager within the three fiscal years prior to the date of such reimbursement. Net Annual Fund Operating Expenses shown in the table include Acquired Fund Fees and Expenses and therefore may not equal the Expenses Net of Waivers/Reimbursements contained in the Financial Highlights.
(3) Acquired Fund Fees and Expenses are based on estimated amounts for the current fiscal year.

Please see the contract prospectus for more information regarding additional fees and expenses associated with your variable contract.

--------------------------------------------------------------------------------
EXPENSE EXAMPLE
Use the following table to compare fees and expenses of the Fund to other investment companies. It illustrates the amount of fees and expenses an investor would pay, assuming (1) a $10,000 investment, (2) 5% annual return, (3) redemption at the end of each time period, and (4) no changes in the Fund's total operating expenses. It does not reflect the effect of any fee or expense waivers. It also does not reflect separate account or insurance contract fees and charges. If it did, the costs shown would be higher. An investor's actual costs may be different.

[TO BE UPDATED UPON AMENDMENT]
      1 YEAR            3 YEARS           5 YEARS          10 YEARS
      [$122]             [$398]           [$695]           [$1,538]


--------------------------------------------------------------------------------
The Allianz Variable Insurance Products Trust Prospectus May 1, 2007

--------------------------------------------------------------------------------
RISK/RETURN SUMMARY           AZL PIMCO FUNDAMENTAL INDEXPLUS TOTAL RETURN FUND
--------------------------------------------------------------------------------
AZL PIMCO FUNDAMENTAL INDEXPLUS TOTAL RETURN FUND

--------------------------------------------------------------------------------
INVESTMENT OBJECTIVE AND PRINCIPAL INVESTMENT STRATEGIES
The investment objective of the AZL PIMCO Fundamental IndexPLUS Total Return Fund is to exceed the total return of the S&P 500 Index by investing under normal circumstances substantially all of its assets in derivative instruments based on the Research Affiliates Fundamental 1000 Index ("RA Fundamental 1000 Index"), backed by a portfolio of Fixed Income Instruments. The Fund may invest in common stocks, options, futures, options on futures, and swaps. The Fund uses RA Fundamental 1000 Index derivatives in addition to or in place of the stocks included in the RA Fundamental 1000 Index to attempt to equal or exceed the performance of the S&P 500. The values of RA Fundamental 1000 Index derivatives closely track changes in the value of the index. However, RA Fundamental 1000 Index derivatives may be purchased with a fraction of the Fund's assets that would be needed to purchase the equity securities directly; consequently, the remainder of the assets may be invested in Fixed Income Instruments. PIMCO actively manages the Fixed Income Instruments held by the Fund with a view toward enhancing the Fund's total return, subject to an overall portfolio duration that normally varies within a range of one to six years based on PIMCO's forecast for interest rates.

The RA Fundamental 1000 Index is composed of the 1000 largest publicly traded U.S. companies. Unlike other indexes, which are frequently comprised of stocks weighted according to their market capitalization, the RA Fundamental 1000 Index is weighted by a combination of normalized sales, normalized cash flow, book values, and, if applicable, normalized dividends. The RA Fundamental 1000 Index was created by Research Affiliates LLC and is based upon a proprietary fundamental indexation concept. Indexes based on market capitalization, such as the S&P 500, generally overweight stocks that are overvalued, and underweight stocks that are undervalued. Indexes based on fundamental factors, such as the RA Fundamental 1000 Index, seek to avoid this problem by weighting stocks based on variables that do not depend on the fluctuations of market valuation. PIMCO, as investment adviser to the Fund, has entered into a licensing agreement with Research Affiliates to provide the composition and weighting of the stocks in the RA Fundamental 1000 Index to PIMCO for purposes of managing the Fund. The Fund seeks to remain invested in RA Fundamental 1000 Index derivatives or RA Fundamental 1000 Index stocks even when the Index is declining.

For purposes of the Fund, "Fixed Income Instruments" includes:

O Securities issued or guaranteed by the U.S. government, and securities issued by its agencies or government-sponsored enterprises, some of which may not be guaranteed by the U.S. Treasury;
O Corporate debt securities of U.S. and non-U.S. issuers, including convertible securities and corporate commercial paper;
O   Mortgage-backed and other asset-backed securities;
O   Inflation-indexed bonds issued both by governments and corporations;
O Structured notes, including hybrid or "indexed" securities, event-linked bond and loan participations;
o   Delayed funding loans and revolving credit facilities;
O   Bank certificates of deposit, fixed time deposits, and bankers' acceptances;
O   Repurchase agreements and reverse repurchase agreements;
O Dept securities issued by states or local governments, and their agencies, authorities, and other government-sponsored enterprises;
O Obligations of non-U.S. governments or their subdivisions, agencies, and government-sponsored enterprises; and
O   Obligations of international agencies or supranational entities.

The Fund typically will seek to gain exposure to the RA Fundamental 1000 Index by investing in total return index swap agreements. In a typical swap agreement, the Fund will receive the price appreciation (or depreciation) on the Index from the counterparty to the swap agreement in exchange for paying the counterparty an agreed upon fee. Because the RA Fundamental 1000 Index

--------------------------------------------------------------------------------
The Allianz Variable Insurance Products Trust Prospectus May 1, 2007 is a proprietary index, there may be a limited number of counterparties willing or able to serve as counterparties to a swap agreement. If such swap agreements are not available, the Fund may invest in other derivative instruments, "baskets" of stocks, or individual securities to replicate the performance of the RA Fundamental 1000 Index.

Though the Fund does not normally invest directly in RA Fundamental 1000 Index securities, when RA Fundamental 1000 Index derivatives appear to be overvalued relative to the Index, the Fund may invest all of its assets in a "basket" of RA Fundamental 1000 Index stocks. Individual stocks are selected based on an analysis of the historical correlation between the return of every RA Fundamental 1000 Index stock and the return on the Index itself. PIMCO employs fundamental analysis of factors such as earnings and earnings growth, price to earnings ration, dividend growth, and cash flows to choose among stocks that satisfy the correlation tests. The Fund also may invest in exchange traded funds, such as Standard & Poor's Depositary Receipts (SPDRs).

Assets not invested in equity securities or derivatives may be invested in Fixed Income Instruments. The Fund may invest up to 10% of its total assets in high yield securities ("junk bonds") rated B or higher by Moody's or S&P, or, if unrated, determined by PIMCO to be of comparable quality. The Fund may invest up to 30% of its total assets in securities denominated in foreign currencies and may invest beyond this limit in U.S. dollar denominated securities of foreign issuers. The Fund will normally hedge at least 75% of its exposure to foreign currency to reduce the risk of loss due to fluctuations in currency exchange rates.

For temporary defensive purposes, or when cash is temporarily available, the Fund may invest in investment grade, short-term debt instruments, including government, corporate and money market securities. If the Fund invests substantially in such instruments, it may not be pursuing its principal investment strategies and may not achieve its investment objective.


--------------------------------------------------------------------------------
PRINCIPAL INVESTMENT RISKS
The price per share of the Fund will fluctuate with changes in value of the investments held by the Fund. You may lose money by investing in the Fund. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the FDIC or any other government agency. There is no guarantee that the Fund will achieve its objective.


Under certain conditions, generally in a market where the value of both Enhanced RAFI(TM) 1000 derivatives and fixed income securities are declining or in periods of heightened market volatility, the Fund may experience greater losses or lesser gains than would be the case if it invested directly in a portfolio of the Enhanced RAFI(TM) 1000's constituent stocks. Investing in the Fund involves the following principal risks:

O INTEREST RATE RISK: As nominal interest rates rise, the value of fixed income securities held by a Fund is likely to decrease. Securities with longer durations tend to be more sensitive to changes in interest rates, usually making them more volatile than securities with shorter durations. A nominal interest rate can be described as the sum of a real interest rate and an expected inflation rate. Inflation-indexed securities, including Treasury Inflation-Protected Securities ("TIPS"), decline in value when real interest rates rise. In certain interest rate environments, such as when real interest rates are rising faster than nominal interest rates, inflation-indexed securities may experience greater losses than other fixed income securities with similar durations.
O CREDIT RISK: A Fund could lose money if the issuer or the guarantor of a fixed income security, or the counterparty to a derivatives contract, repurchase agreement, or a loan of portfolio securities, is unwilling or unable to make payments of principal and/or interest in a timely manner, or to otherwise honor its obligations. Securities are subject to varying degrees of credit risk, which are often reflected in their credit ratings.
O MARKET RISK: The values of securities fluctuate in response to the activities of individual companies and general stock market conditions. Prices may decline over short or even extended periods. Stocks are more volatile and riskier than some other forms of investments, such as short-term, high-grade fixed income securities.
O ISSUER RISK: The value of a security may decline for a number of reasons that are related directly to the issuer, such as management performance, financial leverage, and reduced demand for the issuers' goods or services.
O LIQUIDITY RISK: Liquidity risk exists when particular investments are difficult to purchase or sell. A fund's investments in illiquid securities may reduce the returns of the Fund because it may be unable to sell the illiquid securities at an advantageous time or price. Funds with principal investment strategies that involve foreign securities, derivatives, or securities with substantial market and/or credit risk tend to have the greatest exposure to liquidity risk.
O DERIVATIVE INSTRUMENTS RISK: The Fund invests in derivatives. A derivative is a financial contract whose value depends on, or is derived from, the value of an underlying asset, reference rate, or risk. Funds typically use derivatives as a substitute for taking a position in the underlying asset and/or as part of a strategy designed to reduce exposure to other risks, such as interest rate or currency risk. Funds may also use derivatives for leverage, in which

--------------------------------------------------------------------------------
The Allianz Variable Insurance Products Trust Prospectus May 1, 2007 case their use would involve leveraging risk. Use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Derivatives are subject to a number of other risks, such as liquidity risk, interest rate risk, market risk, credit risk, and management risk. Derivatives also involved the risk of mispricing or improper valuation and the risk that changes in the value may not correlate perfectly with the underlying asset, rate, or index. Using derivatives may result in losses, possibly in excess of the principal amount invested. Also, suitable derivative transactions may not be available in all circumstances. The counterparty to a derivatives contract could default.

O MORTGAGE RISK: A fund that purchases mortgage-related securities is subject to certain additional risks. Rising interest rates tend to extend the duration of mortgage-related securities, making them more sensitive to changes in interest rates. As a result, in a period of rising interest rates, a Fund that holds mortgage-related securities may exhibit additional volatility. This is known as extension risk. In addition, mortgage-related securities are subject to prepayment risk. When interest rates decline, borrowers may pay off their mortgages sooner than expected. This can reduce the returns of a Fund because the Fund will have to reinvest that money at the lower prevailing interest rates. This is known as contraction risk.
O FOREIGN RISK: Because the Fund may invest in securities of foreign issuers, it may be subject to risks not usually associated with owning securities of U.S. issuers. These risks include risks related to different accounting, legal and disclosure standards, different trading markets and practices, and trading in different currencies.
O CURRENCY RISK: Funds that invest directly in foreign currencies or in securities that trade in, and receive revenues in, foreign currencies are subject to the risk that those currencies will decline in value relative to the U.S. dollar, or in the case of hedging position, that the U.S. dollar will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short period of time for a number of reason, including changes in interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks, or supranational entities such as the International Monetary Fund, or by the imposition of currency controls or other political developments in the U.S. or abroad. As a result, the Fund's investment in foreign currency-denominated securities may reduce the returns of the Fund.
O LEVERAGING RISK: Certain transactions may give rise to a form of leverage. Such transactions may include, among others, reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery, or forward commitment transaction. The use of derivatives may also create leveraging risk. To mitigate leveraging risk, the Subadviser will segregate or "earmark" liquid assets or otherwise cover transactions that may give rise to such risk. The use of leverage may cause a Fund to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet segregation requirements. In addition, leverage, including borrowing, may exaggerate the effect of any increase or decrease in the value of a Fund's portfolio securities.
O MANAGEMENT RISK: The Fund is subject to management risk because it is an actively managed investment portfolio. Each of the Subadviser's individual portfolio managers will apply investment techniques and risk analyses in making investment decisions for the Funds, but there can be no guarantee that they will produce the desired results.
O INDEX RISK: Because the Fund invests in derivatives that are linked to the performance of the FTSE RAFI 1000 Index, it will be subject to the risks associated with changes in the RAFI Index. If the RAFI Index changes, the Fund could receive lower interest payments (in the case of a debt-related derivative) or experience a reduction in the value of the derivative to below what the Fund paid. Certain indexed securities may create leverage to the extent that they increase or decrease in value at a rate that is a multiple of the changes in the applicable index.


For more information about Temporary Defensive Positions and Foreign and Emerging Markets Risk Instruments Risk, see "More About the Funds."


A description of the Fund's policies and procedures with respect to the disclosure of the Fund's portfolio holdings is included in the Statement of Additional Information.


--------------------------------------------------------------------------------
The Allianz Variable Insurance Products Trust Prospectus May 1, 2007

----------------------------------------------------------------------------------------------------------------------------
WHO MAY WANT TO INVEST?
--------------------------------------------------------------- ------------------------------------------------------------
CONSIDER INVESTING IN THIS FUND IF YOU ARE:                     THIS FUND MAY NOT BE APPROPRIATE FOR SOMEONE:
--------------------------------------------------------------- ------------------------------------------------------------
O   Seeking to grow your capital over the long-term             O   Seeking a short-term investment
--------------------------------------------------------------- ------------------------------------------------------------
O   Seeking current income                                      O   Investing in emergency reserves
--------------------------------------------------------------- ------------------------------------------------------------
O   Able to withstand volatility in the value of the shares
    of the Fund
---------------------------------------------------------------
O   Looking for a fund that invests in income-producing equity instruments and debt securities and seeks to outperform
    broad market indexes
--------------------------------------------------------------- ------------------------------------------------------------

--------------------------------------------------------------------------------
PERFORMANCE INFORMATION
The performance bar chart and table are not presented because the Fund has not had a full calendar year of operations. The Fund began operations on May 1, 2006.


--------------------------------------------------------------------------------
FEES AND EXPENSES
ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from Fund assets)
The following expense table indicates the estimated expenses that an investor will incur as a shareholder of the Fund during the current fiscal year. These expenses are reflected in the share price of the Fund. The tables below only reflect Fund expenses. Since the Funds are offered exclusively for variable contracts, there are also additional separate account expenses that would apply. If applicable separate account expenses were included, overall expenses would be higher.

[TO BE UPDATED UPON AMENDMENT]
      Management Fee                                                      .75%
      Distribution (12b-1) Fees                                           .25%
      Other Expenses                                                      .20%
                                                                          ----
      Total Annual Fund Operating Expenses                               1.20%
      Fee Waiver(1)                                                      0.00%
      [Acquired Fund Fees and Expenses](2)                              __.__%
                                                                        ------
      Net Annual Fund Operating Expenses(1)                              1.20%

(1) Based on estimated fees and expenses for the current fiscal year, the Manager and the Fund have entered into a written contract limiting operating expenses to 1.20% through April 30, 2008. The Fund is authorized to reimburse the Manager for management fees previously waived and/or for the cost of Other Expenses paid by the Manager provided that such reimbursement will not cause the Fund to exceed any limits in effect at the time of such reimbursement. The Fund's ability to reimburse the Manager in this manner only applies to fees paid or reimbursements made by the Manager within the three fiscal years prior to the date of such reimbursement. Net Annual Fund Operating Expenses shown in the table include Acquired Fund Fees and Expenses and therefore may not equal the Expenses Net of Waivers/Reimbursements contained in the Financial Highlights.
(2) Acquired Fund Fees and Expenses are based on estimated amounts for the current fiscal year.

Please see the contract prospectus for more information regarding additional fees and expenses associated with your variable contract.


--------------------------------------------------------------------------------
The Allianz Variable Insurance Products Trust Prospectus May 1, 2007

--------------------------------------------------------------------------------
EXPENSE EXAMPLE
Use the following table to compare fees and expenses of the Fund to other investment companies. It illustrates the amount of fees and expenses an investor would pay, assuming (1) a $10,000 investment, (2) 5% annual return, (3) redemption at the end of each time period, and (4) no changes in the Fund's total operating expenses. It does not reflect the effect of any fee or expense waivers. It also does not reflect separate account or insurance contract fees and charges. If it did, the costs shown would be higher. An investor's actual costs may be different.

[TO BE UPDATED UPON AMENDMENT]
      1 YEAR            3 YEARS           5 YEARS          10 YEARS
      [$122]             [$381]          [$_____]          [$_____]


--------------------------------------------------------------------------------
The Allianz Variable Insurance Products Trust Prospectus May 1, 2007

--------------------------------------------------------------------------------
RISK/RETURN SUMMARY              AZL SCHRODER INTERNATIONAL SMALL CAP FUND
--------------------------------------------------------------------------------

AZL SCHRODER INTERNATIONAL SMALL CAP FUND
--------------------------------------------------------------------------------
INVESTMENT OBJECTIVE AND PRINCIPAL INVESTMENT STRATEGIES
The AZL Schroder International Small Cap Fund seeks to provide long-term capital appreciation.

The Fund invests primarily in the equity securities of smaller companies located outside the United States.

Schroder Investment Management North America Inc. ("Schroders"), Subadviser to the Fund, primarily invests in small-capitalization companies (generally those with market capitalizations, based on the number of shares readily available in the market, of $3.5 billion or less at the time of investment) that it believes offer the potential for capital appreciation. Schroders employs a fundamental investment approach that considers macroeconomic factors while focusing primarily on company-specific factors. These company-specific factors include the company's potential for long-term growth, financial condition, quality of management, and sensitivity to cyclical factors, as well as the relative value of the company's securities compared with those of other companies and the market as a whole. In selecting investments for the Fund, Schroders considers, among other things, whether a company is likely to have above-average earnings growth, whether its securities are attractively valued, and whether the company has any proprietary advantages. Schroders generally sells a security when its market price approaches the subadviser's estimate of fair value or when the subadviser identifies a significantly more attractive investment candidate.

The Fund generally emphasizes developed markets in Europe and the Pacific, with a limited allocation to emerging markets. Stocks of emerging-markets countries can be substantially more volatile and substantially less liquid than those of both U.S. and more developed foreign markets.

The Fund invests in companies that are smaller and less well-known than larger, more widely held companies. Small companies tend to be more vulnerable to adverse developments than larger companies. Small companies may have limited product lines, markets, or financial resources, or they may depend on a limited management group. Their securities may trade infrequently and in limited volumes. As a result, the prices of these securities may fluctuate more than the prices of securities of larger, more widely traded companies. Also, there may be less publicly available information about small companies or less market interest in their securities as compared with larger companies, and it may take longer for the prices of these securities to reflect the full value of their issuers' earnings potential or assets.

It is important to note that market capitalization ranges change over time, and interpretations of size vary. Therefore, there is no standard definition of "small-cap" and definitions may change over time and differ among different fund offerings.

--------------------------------------------------------------------------------
PRINCIPAL INVESTMENT RISKS
The price per share of the Fund will fluctuate with changes in the value of the investments held by the Fund. You may lose money by investing in the Fund. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. There is no guarantee that the Fund will achieve its objective. The Fund faces the following general risks:
O MARKET RISK: The values of stocks fluctuate in response to the activities of individual companies and general stock market conditions. Stock prices may decline over short or even extended periods. Stocks are more volatile and riskier than some other forms of investments, such as short-term, high-grade fixed income securities.
o FOREIGN AND EMERGING MARKETS RISK: Because the Fund invests in securities of foreign issuers, it may be subject to risks not usually associated with owning securities of U.S. issuers, such as different accounting, legal, and disclosure standards, different trading markets and practices, and trading in different currencies. In addition, investments in emerging markets, which the Fund is permitted to make, present greater risk than investing in foreign securities generally.
o CAPITALIZATION RISK: Small-capitalization companies may present additional risk because they may have less predictable earnings or no earnings, and more volatile share prices and less liquid securities than large capitalization companies. These securities may fluctuate in value more than those of larger, more established companies and, as a group, may suffer more severe price declines during periods of generally declining stock prices.


--------------------------------------------------------------------------------
The Allianz Variable Insurance Products Trust Prospectus May 1, 2007

o INVESTMENT STYLE RISK: Returns from foreign small-capitalization growth stocks may trail returns from the overall stock market. Historically, foreign small cap stocks have been more volatile in price than the large cap stocks that dominate the overall market, and they often perform quite differently.
o COUNTRY/REGIONAL RISK: Local events, such as political upheaval, financial troubles, or natural disasters, may weaken a country's or a region's securities markets. Because the Fund may invest a large portion of its assets in securities of companies located in any one country or region, its performance may be hurt disproportionately by the poor performance of its investments in that area.
     Country/regional risk is especially high in emerging markets.
o CURRENCY RISK: Funds that invest in securities that trade in, and receive revenues in, foreign currencies are subject to the risk that those currencies will decline in value relative to the U.S. dollar. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates, intervention, or failure to intervene, by the U.S. or foreign governments, central banks, or supranational authorities, such as the International Monetary Fund, or by the imposition of currency controls or other political developments in the U.S. or abroad. As a result, the Fund's investments in foreign currency denominated securities may reduce the returns of the Fund.
o SELECTION RISK: Selection risk is the risk that poor security selection will cause the Fund to underperform relevant benchmarks or other funds with similar investment objectives.

OTHER INVESTMENT POLICIES AND RISKS
Besides investing in stocks of foreign companies, the Fund may make other kinds of investments to achieve its objective.

The Fund may invest in preferred stocks and closed-end investment companies that invest primarily in foreign securities. With preferred stocks, holders receive set dividends from the issuer; their claim on the issuer's income and assets ranks before that of common-stock holders, but after that of bondholders. The Fund may also invest in convertible securities and warrants. Convertible securities are corporate debt securities that may be converted at either a stated price or a stated rate into underlying shares of common stock. Warrants are securities that permit their owners to purchase a specific number of stock shares at a predetermined price in the future.

The Fund may invest, to a limited extent, in derivatives. Generally speaking, a derivative is a financial contract whose value is based on the value of a traditional security (such as a stock or bond), an asset (such as a commodity like gold), or a market index (such as the S&P 500 Index). Investments in derivatives may subject the Fund to risks different from, and possibly greater than, those of the underlying securities, assets, or market indexes. The Fund will not use derivatives for speculation or for the purpose of leveraging, or magnifying, investment returns.

The Fund may enter into forward foreign currency exchange contracts, which are a type of derivative contracts. A forward foreign currency exchange contract is an agreement to buy or sell a country's currency at a specific price on a specific date, usually 30, 60, or 90 days in the future. In other words, the contract guarantees an exchange rate on a given date. Managers of funds that invest in foreign securities use these contracts to guard against sudden, unfavorable changes in the U.S. dollar/foreign currency exchange rates. These contracts, however, will not prevent the Fund's securities from falling in value during foreign market downswings.

TEMPORARY INVESTMENT MEASURES
The Fund may temporarily depart from its normal investment policies, for instance, by allocating substantial assets to cash investments in response to extraordinary market, economic, political, or other conditions. In doing so, the Fund may succeed in avoiding losses, but may otherwise fail to achieve its investment objective.

A description of the Fund's policies and procedures with respect to the disclosure of the Fund's portfolio holdings is included in the SAI.


--------------------------------------------------------------------------------
The Allianz Variable Insurance Products Trust Prospectus May 1, 2007


----------------------------------------------------------------------------------------------------------------------------
WHO MAY WANT TO INVEST?

--------------------------------------------------------------- ------------------------------------------------------------
CONSIDER INVESTING IN THIS FUND IF YOU ARE:                     THIS FUND MAY NOT BE APPROPRIATE FOR SOMEONE:
--------------------------------------------------------------- ------------------------------------------------------------
o   Investing for long-term goals, such as retirement           o   Looking primarily for regular income
--------------------------------------------------------------- ------------------------------------------------------------
o   Seeking long-term capital growth from investments in        o   Seeking safety of principal
    foreign investments in smaller companies
--------------------------------------------------------------- ------------------------------------------------------------
o   Willing to assume the risk of investing in securities of    o    Seeking to avoid risks associated with smaller foreign
    and exposure to emerging markets companies of foreign            companies
    countries
--------------------------------------------------------------- ------------------------------------------------------------

--------------------------------------------------------------------------------
PERFORMANCE INFORMATION
The performance bar chart and table are not presented because the Fund is new and has not had a full calendar year of operations.

-------------------------------------------------------------------------------
FEES AND EXPENSES
[TO BE UPDATED UPON AMENDMENT]
ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from Fund assets)
The following expense table indicates the estimated expenses that an investor will incur as a shareholder of the Fund during the current fiscal year. These expenses are reflected in the share price of the Fund. The tables below only reflect Fund expenses. Since the Funds are offered exclusively for variable contracts, there are also additional separate account expenses that would apply. If applicable separate account expenses were included, overall expenses would be higher.

        Management Fee                                                     1.00%
        Distribution (12b-1) Fees                                          0.25%
        Other Expenses                                                     0.40%
                                                                           -----
        Total Annual Fund Operating Expenses                               1.65%
        Fee Waiver((1))                                                    0.00%
        [Acquired Fund Fees and Expenses]((2))                             _.__%
                                                                           -----
        Net Annual Fund Operating Expenses(1)                              1.65%

(1) Based on estimated fees and expenses for the current fiscal year, the Manager and the Fund have entered into a written contract limiting operating expenses to 1.65% through April 30, 2008. The Fund is authorized to reimburse the Manager for management fees previously waived and/or for the cost of Other Expenses paid by the Manager provided that such reimbursement will not cause the Fund to exceed any limits in effect at the time of such reimbursement. The Fund's ability to reimburse the Manager in this manner only applies to fees paid or reimbursements made by the Manager within the three fiscal years prior to the date of such reimbursement. Net Annual Fund Operating Expenses shown in the table include Acquired Fund Fees and Expenses and therefore may not equal the Expenses Net of Waivers/Reimbursements contained in the Financial Highlights.
(2) Acquired Fund Fees and Expenses are based on estimated amounts for the current fiscal year.
Please see the contract prospectus for more information regarding the additional fees and expenses associated with your variable contract.

EXPENSE EXAMPLE
Use the following table to compare fees and expenses of the Fund to other investment companies. It illustrates the amount of fees and expenses an investor would pay, assuming (1) a $10,000 investment, (2) 5% annual return, (3) redemption at the end of each time period, and (4) no changes in the Fund's total operating expenses. It does not reflect the effect of any fee or expense waivers. It also does not reflect separate account or insurance contract fees and charges. If it did, the costs shown would be higher. An investor's actual costs may be different.

[TO BE UPDATED UPON AMENDMENT]
                                 1 YEAR            3 YEARS
                                 [$-----]           [$-----]


--------------------------------------------------------------------------------
The Allianz Variable Insurance Products Trust Prospectus May 1, 2007

--------------------------------------------------------------------------------
RISK/RETURN SUMMARY                                  AZL S&P 500 INDEX FUND
--------------------------------------------------------------------------------

AZL S&P 500 INDEX FUND
--------------------------------------------------------------------------------
INVESTMENT OBJECTIVE AND PRINCIPAL INVESTMENT STRATEGIES
The AZL S&P 500 Index Fund seeks to match the total return of the Standard & Poor's 500 Composite Stock Price Index (S&P 500(R)). To pursue this goal the Fund's subadviser, The Dreyfus Corporation ("Dreyfus"), normally invests in all 500 stocks in the S&P 500(R) in proportion to their weighting in the index.

Dreyfus attempts to have a correlation between the Fund's performance and that of the S&P 500 Index of at least 0.95 before expenses. A correlation of 1.00 would mean that the Fund and the index were perfectly correlated.

The S&P 500 is an unmanaged index of 500 common stocks chosen to reflect the industries of the U.S. economy and is often considered a proxy for the stock market in general. S&P adjusts each company's stock weighting in the index by the number of available float shares (those shares available to public investors) divided by the company's total shares outstanding, which means larger companies with more available float shares have greater representation in the index than smaller ones.

In seeking to match the performance of the index, Dreyfus uses a passive management approach and purchases all or a representative sample of the stocks comprising the benchmark index. Dreyfus also may use stock index futures as a substitute for the sale or purchase of securities. Because the Fund has expenses, performance will tend to be slightly lower than that of the target benchmark.

"Standard & Poor's(R)," "S&P(R)," "Standard & Poor's 500(R)," and "S&P 500(R)" are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by the Fund. The Fund is not sponsored, endorsed, sold, or promoted by Standard & Poor's, and Standard & Poor's makes no representation regarding the advisability of investing in the Fund.
--------------------------------------------------------------------------------
PRINCIPAL INVESTMENT RISKS
The value of an investment in the Fund will fluctuate, sometimes dramatically. You may lose money by investing in the Fund. There is no guarantee that the Fund will achieve its objective. The Fund's principal risks are discussed below.
o MARKET RISK. The values of stocks fluctuate in response to the activities of individual companies and general market conditions. Stock prices may decline over short or even extended periods. Stocks are more volatile and riskier than some other forms of investment, such as short-term, high-grade fixed income securities.
o INDEXING STRATEGY RISK. The Fund uses an indexing strategy. It does not attempt to manage market volatility, use defensive strategies, or reduce the effects of any long-term periods of poor stock performance. The correlation between the performance of the Fund and the performance of the index may be affected by the Fund's expenses, changes in securities markets, changes in the composition of the index, and the timing of purchases and redemptions of Fund shares.
o ISSUER RISK. The value of a security may decline for a number of reasons that directly relate to the issuer, such as management performance, financial leverage, and reduced demand for the issuer's products or services.
 o DERATIVES RISK. The fund may invest in futures contracts whose performance is tied to the S&P 500 Index. While used primarily as a substitute for the sale or purchase of securities, such investments can increase the fund's volatility and lower its return. Derivatives, such as futures contracts, can be illiquid, and a small investment in certain derivatives could have a potentially large impact on the Fund's performance.

OTHER POTENTIAL RISKS
The Fund may lend its portfolio securities to brokers, dealers and other financial institutions. In connection with such loans, the Fund will receive collateral from the borrower equal to at least 100% of the value of the loaned securities. Should the borrower of the securities fail financially, the Fund may experience delays in recovering the loaned securities or exercising its rights in the collateral.

--------------------------------------------------------------------------------
The Allianz Variable Insurance Products Trust Prospectus May 1, 2007

A description of the Fund's policies and procedures with respect to the disclosure of the Fund's portfolio holdings is included in the SAI.

----------------------------------------------------------------------------------------------------------------------------
WHO MAY WANT TO INVEST?

--------------------------------------------------------------- ------------------------------------------------------------
CONSIDER INVESTING IN THIS FUND IF YOU ARE:                     THIS FUND MAY NOT BE APPROPRIATE FOR SOMEONE:
--------------------------------------------------------------- ------------------------------------------------------------
o   Investing for long-term goals, such as retirement           o   Looking primarily for regular income
--------------------------------------------------------------- ------------------------------------------------------------
o   Seeking long-term growth of capital through broad           o   Seeking to avoid the risk of market fluctuations
    exposure to better established U.S. companies
--------------------------------------------------------------- ------------------------------------------------------------
                                                                o   Seeking safety of principal
--------------------------------------------------------------- ------------------------------------------------------------

--------------------------------------------------------------------------------
PERFORMANCE INFORMATION
The performance bar chart and table are not presented because the Fund is new and has not had a full calendar year of operations.

-------------------------------------------------------------------------------
FEES AND EXPENSES
[TO BE UPDATED UPON AMENDMENT]
ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from Fund assets)

The following expense table indicates the estimated expenses that an investor will incur as a shareholder of the Fund during the current fiscal year. These expenses are reflected in the share price of the Fund. The tables below only reflect Fund expenses. Since the Funds are offered exclusively for variable contracts, there are also additional separate account expenses that would apply. If applicable separate account expenses were included, overall expenses would be higher.

      Management Fee                                               0.17%
      Distribution (12b-1) Fees                                    0.25%
      Other Expenses                                               0.07%
                                                                   -----
      Total Annual Fund Operating Expenses                         0.49%
      Fee Waiver((1))                                              0.00%
      [Acquired Fund Fees and Expenses](2)                         _.__%
                                                                   -----
      Net Annual Fund Operating Expenses(1)                        0.49%

(1) Based on estimated fees and expenses for the current fiscal year, the Manager and the Fund have entered into a written contract limiting operating expenses to 0.49% through April 30, 2008. The Fund is authorized to reimburse the Manager for management fees previously waived and/or for the cost of Other Expenses paid by the Manager provided that such reimbursement will not cause the Fund to exceed any limits in effect at the time of such reimbursement. The Fund's ability to reimburse the Manager in this manner only applies to fees paid or reimbursements made by the Manager within the three fiscal years prior to the date of such reimbursement. Net Annual Fund Operating Expenses shown in the table include Acquired Fund Fees and Expenses and therefore may not equal the Expenses Net of Waivers/Reimbursements contained in the Financial Highlights.
(2) Acquired Fund Fees and Expenses are based on estimated amounts for the current fiscal year.


Please see the contract prospectus for more information regarding the additional fees and expenses associated with your variable contract.

EXPENSE EXAMPLE
Use the following table to compare fees and expenses of the Fund to other investment companies. It illustrates the amount of fees and expenses an investor would pay, assuming (1) a $10,000 investment, (2) 5% annual return, (3) redemption at the end of each time period, and (4) no changes in the Fund's total operating expenses. It does not reflect the effect of any fee or expense waivers. It also does not reflect separate account or insurance contract fees and charges. If it did, the costs shown would be higher. An investor's actual costs may be different.

[TO BE UPDATED UPON AMENDMENT]
                                 1 YEAR            3 YEARS
                                [$-----]           [$-----]


--------------------------------------------------------------------------------
The Allianz Variable Insurance Products Trust Prospectus May 1, 2007

--------------------------------------------------------------------------------
RISK/RETURN SUMMARY                            AZL SMALL CAP STOCK INDEX FUND
--------------------------------------------------------------------------------

AZL SMALL CAP STOCK INDEX FUND
--------------------------------------------------------------------------------
INVESTMENT OBJECTIVE AND PRINCIPAL INVESTMENT STRATEGIES
The AZL Small Cap Stock Index Fund seeks to match the performance of the Standard & Poor's (S&P) SmallCap 600 Index(R). To pursue this goal the Fund's subadviser, The Dreyfus Corporation ("Dreyfus"), invests in a representative sample of stocks included in the S&P SmallCap 600 Index and in futures whose performance is related to the index, rather than attempting to replicate the index.

Dreyfus attempts to have a correlation between the Fund's performance and that of the index of at least 0.95 before expenses. A correlation of 1.00 would mean that the Fund and the index were perfectly correlated.

Dreyfus selects the Fund's investments using a "sampling" process based on market capitalization, industry representation, and other means. Using this sampling process, the Fund typically will not invest in all 600 stocks in the S&P SmallCap 600 Index. However, at times, the Fund may be fully invested in all the stocks that comprise the index. Under these circumstances, the Fund maintains approximately the same weighting for each stock as the index does.

The S&P SmallCap 600 Index is composed of 600 domestic stocks with market capitalizations ranging between approximately $45 million and $4.2 billion, depending on index composition. S&P adjusts each company's stock weighting in the index by the number of available float shares (those shares available to public investors) divided by the total shares outstanding of the company, which means larger companies with more available float shares have greater representation in the index than smaller ones.

Small cap companies are generally new and often entrepreneurial companies. Small cap companies tend to grow faster than large cap companies, but frequently are more volatile, are more vulnerable to major setbacks, and fail more often than larger companies.

In seeking to match the performance of the index, Dreyfus uses a passive management approach and purchases all or a representative sample of the stocks comprising the benchmark index. Dreyfus also may use stock index futures as a substitute for the sale or purchase of securities. Because the Fund has expenses, performance will tend to be slightly lower than that of the target benchmark.

"Standard & Poor's(R)," "S&P(R)," and "Standard & Poor's SmallCap 600 Index(R)" are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by the Fund. The Fund is not sponsored, endorsed, sold, or promoted by Standard & Poor's, and Standard & Poor's makes no representation regarding the advisability of investing in the Fund.

--------------------------------------------------------------------------------
PRINCIPAL INVESTMENT RISKS
The value of an investment in the Fund will fluctuate, sometimes dramatically. You may lose money by investing in the Fund. There is no guarantee that the Fund will achieve its objective. The portfolio's principal risks are discussed below.
o MARKET RISK. The values of stocks fluctuate in response to the activities of individual companies and general market conditions. Stock prices may decline over short or even extended periods. Stocks are more volatile and riskier than some other forms of investment, such as short-term, high-grade fixed income securities.
o INDEXING STRATEGY RISK. The Fund uses an indexing strategy. It does not attempt to manage market volatility, use defensive strategies, or reduce the effects of any long-term periods of poor stock performance. The correlation between the performance of the Fund and the performance of the index may be affected by the Fund's expenses, changes in securities markets, changes in the composition of the index, and the timing of purchases and redemptions of Fund shares.

O CAPITALIZATION RISK. Small cap companies may present additional risk because they have less predictable earnings or no earnings, more volatile share prices, and less liquid securities than large capitalization companies. These securities may fluctuate in value more than those of larger, more established companies and, as a group, may suffer more severe price declines during periods of generally declining stock prices. The shares of smaller companies tend to trade less frequently than those of larger, more established companies, which can adversely affect the price of smaller companies' securities and the Fund's ability to sell them when the portfolio manager deems it appropriate. These

--------------------------------------------------------------------------------
The Allianz Variable Insurance Products Trust Prospectus May 1, 2007 companies may have limited product lines, markets, or financial resources, or may depend on a limited management group. The value of some of the Fund's investments will rise and fall based on investor perception rather than economic factors. o ISSUER RISK. The value of a security may decline for a number of reasons that directly relate to the issuer, such as management performance, financial leverage, and reduced demand for the issuer's products or services.

o DERATIVES RISK. The fund may invest in futures contracts whose performance is tied to the S&P SmallCap 600 Index. While used primarily as a substitute for the sale or purchase of securities, such investments can increase the Fund's volatility and lower its return. Derivatives, such as futures contracts, can be illiquid, and a small investment in certain derivatives could have a potentially large impact on the Fund's performance.
OTHER POTENTIAL RISKS
The Fund may lend its portfolio securities to brokers, dealers and other financial institutions. In connection with such loans, the Fund will receive collateral from the borrower equal to at least 100% of the value of the loaned securities. Should the borrower of the securities fail financially, the Fund may experience delays in recovering the loaned securities or exercising its rights in the collateral.

A description of the Fund's policies and procedures with respect to the disclosure of the Fund's portfolio holdings is included in the SAI.


------------------------------------------------------------------------------------------------------------------------------------
WHO MAY WANT TO INVEST?
--------------------------------------------------------------- ------------------------------------------------------------
CONSIDER INVESTING IN THIS FUND IF YOU ARE:                     THIS FUND MAY NOT BE APPROPRIATE FOR SOMEONE:
--------------------------------------------------------------- ------------------------------------------------------------
o   Investing for long-term goals, such as retirement           o   Seeking to avoid market fluctuations
--------------------------------------------------------------- ------------------------------------------------------------
o   Seeking long term growth of capital from broad exposure     o   Looking primarily for regular income
    to equities of smaller companies
--------------------------------------------------------------- ------------------------------------------------------------
o   Willing to accept the risk associated with securities of    o   More comfortable investing in larger, better  established
    smaller, less-established companies                             companies
--------------------------------------------------------------- ------------------------------------------------------------

--------------------------------------------------------------------------------
PERFORMANCE INFORMATION
The performance bar chart and table are not presented because the Fund is new and has not had a full calendar year of operations.


--------------------------------------------------------------------------------
The Allianz Variable Insurance Products Trust Prospectus May 1, 2007

--------------------------------------------------------------------------------
FEES AND EXPENSES
[TO BE UPDATED UPON AMENDMENT]
                         ANNUAL FUND OPERATING EXPENSES
                 (expenses that are deducted from Fund assets)
The following expense table indicates the estimated expenses that an investor will incur as a shareholder of the Fund during the current fiscal year. These expenses are reflected in the share price of the Fund. The tables below only reflect Fund expenses. Since the Funds are offered exclusively for variable contracts, there are also additional separate account expenses that would apply. If applicable separate account expenses were included, overall expenses would be higher.

     Management Fee                                                     0.26%
     Distribution (12b-1) Fees                                          0.25%
     Other Expenses                                                     0.07%
                                                                        -----
     Total Annual Fund Operating Expenses                               0.58%
     Fee Waiver((1))                                                    0.00%
     [Acquired Fund Fees and Expenses]((2))                             _.__%
                                                                        -----
     Net Annual Fund Operating Expenses((1))                            0.58%

(1) Based on estimated fees and expenses for the current fiscal year, the Manager and the Fund have entered into a written contract limiting operating expenses to 0.58% through April 30, 2008. The Fund is authorized to reimburse the Manager for management fees previously waived and/or for the cost of Other Expenses paid by the Manager provided that such reimbursement will not cause the Fund to exceed any limits in effect at the time of such reimbursement. The Fund's ability to reimburse the Manager in this manner only applies to fees paid or reimbursements made by the Manager within the three fiscal years prior to the date of such reimbursement. Net Annual Fund Operating Expenses shown in the table include Acquired Fund Fees and Expenses and therefore may not equal the Expenses Net of Waivers/Reimbursements contained in the Financial Highlights.
(2) Acquired Fund Fees and Expenses are based on estimated amounts for the current fiscal year.

Please see the contract prospectus for more information regarding the additional fees and expenses associated with your variable contract.

EXPENSE EXAMPLE
Use the following table to compare fees and expenses of the Fund to other investment companies. It illustrates the amount of fees and expenses an investor would pay, assuming (1) a $10,000 investment, (2) 5% annual return, (3) redemption at the end of each time period, and (4) no changes in the Fund's total operating expenses. It does not reflect the effect of any fee or expense waivers. It also does not reflect separate account or insurance contract fees and charges. If it did, the costs shown would be higher. An investor's actual costs may be different.

[TO BE UPDATED UPON AMENDMENT]
                                1 YEAR            3 YEARS
                                  [$-----]           [$-----]


--------------------------------------------------------------------------------
The Allianz Variable Insurance Products Trust Prospectus May 1, 2007

--------------------------------------------------------------------------------
RISK/RETURN SUMMARY                               AZL TARGETPLUS BALANCED FUND
--------------------------------------------------------------------------------

AZL TARGETPLUS BALANCED FUND
--------------------------------------------------------------------------------
INVESTMENT OBJECTIVE AND PRINCIPAL INVESTMENT STRATEGIES
The AZL TargetPLUS Balanced Fund seeks to provide both total return and long-term capital appreciation.

The Fund seeks to achieve its goal by investing primarily in a diversified portfolio of equity and fixed income securities. The Fund may invest a significant portion of its total assets in securities of non-U.S. companies.

In seeking to achieve the Fund's investment objective, the Manager allocates the Fund's assets between the Fund's equity portfolio (the "Equity Portfolio") and the Fund's fixed income portfolio (the "Fixed Income Portfolio") in pursuit of a balanced investment program. Under normal market conditions, the Manager will allocate 45% to 55% of the Equity Portfolio and the remaining balance to the Fixed Income portfolio. This does not, however, restrict the Manager's ability to go above or below this range where the Manager considers it appropriate. First Trust Advisors L.P. ("First Trust") serves as the Subadviser for the Equity Portfolio and Pacific Investment Management Company LLC ("PIMCO") serves as the Subadviser for the Fixed Income Portfolio.

In the short term, allocations may vary from the Fund's target asset allocation. The Manager may change the asset allocation between the Fund's two portfolios from time to time if it believes that doing so will increase the Fund's ability to achieve its investment objective.

EQUITY PORTFOLIO
The Fund's Equity Portfolio invests in the common stocks of companies that are identified by a model based on five separate strategies.
o   20% in the DowSM Target Dividend Strategy,
o   20% in the Value Line(R) Target 25 Strategy,
o   20% in the Target Small-Cap 15 Strategy,
o   20% in the Global Dividend Target 15 Strategy, and
o   20% in the NYSE(R) International Target 25 Strategy

While each of the strategies also seeks to provide above-average total return, each follows a different investment strategy. The allocation is intended to optimize each strategy. Because different investments often react differently to economic and market changes, diversifying among investments that have a low correlation to each other has the potential to enhance returns and help reduce overall investment risk. The Fund's investment model has been developed to achieve this kind of diversification.

The securities for each strategy are selected only once annually on or about the last business day before each Stock Selection Date. The "Stock Selection Date" will be on or about December 1 of each year. For all of the strategies, First Trust generally follows a buy and hold strategy, trading only within five business days of the Stock Selection Date and/or when required by cash flow activity in the Fund. First Trust may also trade because of mergers and acquisitions if the original stock is not the surviving company and to reinvest dividends.

Between Stock Selection Dates, when cash inflows and outflows require, First Trust purchases and sells common stocks for each of the strategies according to the approximate current percentage relationship among the stocks.

Certain provisions of the 1940 Act, as amended, limit the ability of First Trust to invest more than 5% of the Fund's total assets in the stock of any company that derives more than 15% of its gross revenues from securities related activities ("Securities Related Companies"). If a Securities Related Company is selected by the strategy described above, First Trust may depart from the investment strategy for the Fund's Equity Portfolio only to the extent necessary to maintain compliance with these provisions. Any amount that cannot be allocated to a Securities Related Company because of the 5% limit will be allocated among the remaining portfolio securities in proportion to the percentage relationships determined by the strategy.

--------------------------------------------------------------------------------
The Allianz Variable Insurance Products Trust Prospectus May 1, 2007

THE DOW[SM] TARGET DIVIDEND STRATEGY
This investment strategy looks for common stocks issued by 20 companies that are expected to provide income and have the potential for capital appreciation. The DowSM Target Dividend Strategy seeks to achieve its objective by investing approximately equal amounts in the common stock of the 20 companies included in the Dow Jones Select Dividend IndexSM that have the best overall ranking on both the change in return on assets and price-to-book ratio.

Companies that, as of the Stock Selection Date, Dow Jones has announced will be removed from the Dow Jones Select Dividend Index will be removed from the universe of securities from which stocks are selected for the Fund.

First Trust selects the common stocks of the 20 companies in the following manner:
o Starting with the 100 stocks in the Dow Jones Select Dividend Index, First Trust ranks the stocks from best (1) to worst (100) based on two factors:
    o Greatest change in return on assets over the last 12 months compared to the prior 12-month period. An increase in return on assets generally indicates improving business fundamentals.
    o Price-to-book ratio. A lower, but positive, price-to-book ratio is generally used as an indication of value.
o First Trust then selects an approximately equally-weighted portfolio of the 20 stocks with the best overall ranking on the two factors.

VALUE LINE(R) TARGET 25 STRATEGY
The Value Line(R) Target 25 Strategy seeks to achieve its objective by investing in 25 of the 100 stocks to which Value Line gives a #1 ranking for "Timeliness(TM)" based on the Value Line Investment Survey(R). The 25 stocks are selected on the basis of certain positive financial attributes. Value Line ranks 1,700 stocks, representing approximately 94% of the trading volume on all U.S. stock exchanges. Of these 1,700 stocks, only 100 are given their #1 ranking for Timeliness, which reflects Value Line's view of their probable price performance during the next six to 12 months relative to the others. Value Line bases its rankings on a long-term trend of earnings, prices, recent earnings, price momentum, and earnings surprise. The 25 stocks are selected only once annually from the 100 stocks with the #1 ranking on or about the last business day before each Stock Selection Date.

Companies that, as of the Stock Selection Date, Value Line has announced will be removed from Value Line's #1 ranking for Timeliness will be removed from the universe of securities from which stocks are selected for the Fund.

First Trust selects the common stocks of the 25 companies in the following manner:
o Starting with the 100 stocks to which Value Line gives the #1 ranking for Timeliness, First Trust removes from consideration the stocks of companies considered to be securities related issuers and the stocks of companies whose shares are not listed on a U.S. securities exchange.
o First Trust then ranks the remaining stocks from the best (1) to worst (100) on the following four factors:
    o   Consistent growth based on 6-month, and
    o   12-month price appreciation, and
    o   Profitability based on return on assets, and
    o   Value based on their price to cash flow.
o First Trust adds up the numerical ranks achieved by each company in the above steps and selects the 25 stocks with the lowest sums.

The selected stocks are weighted by market capitalization subject to the restriction that no stock will comprise less than approximately 1% or more than 7.5% of the Value Line(R) Target 25 Strategy portion of the portfolio on or about the last business day before each Stock Selection Date. The securities will be adjusted on a proportional basis to accommodate this constraint.

THE TARGET SMALL-CAP 15 STRATEGY
The Target Small-Cap Strategy seeks to achieve its objective by investing in the stocks of 15 small-capitalization companies that have recently exhibited certain positive financial attributes.

--------------------------------------------------------------------------------
The Allianz Variable Insurance Products Trust Prospectus May 1, 2007

First Trust selects the stocks of the 15 companies for this strategy in the following manner:
o First Trust begins with the stocks of all U.S. corporations that trade on the New York Stock Exchange (NYSE), the American Stock Exchange (AMEX), or the Nasdaq Stock market (Nasdaq) (excluding limited partnerships, American Depositary Receipts, and mineral and oil royalty trusts) at the close of business on or about the last trading day prior to the Stock Selection Date.
o First Trust then selects companies that have a market capitalization between $500 million and $2.5 billion and whose stock has an average daily trading volume of at least $1 million.
o   First Trust then selects those stocks with positive three-year sales growth.
o From those stocks, First Trust selects the stocks whose most recent annual earnings are positive.
o First Trust eliminates any stock whose price has appreciated by more than 75% in the preceding 12 months.
o Finally, First Trust selects the 15 stocks with the greatest price appreciation in the previous 12 months. Each of the stock's weighting in the portfolio is based on its relative market capitalization (highest to lowest).

GLOBAL DIVIDEND TARGET 15 STRATEGY
The Global Dividend Target 15 Strategy seeks to achieve its objective by investing in the common stocks of certain companies included in the Dow Jones Industrial AverageSM (DJIA), the Financial Times Ordinary Index (FT30 Index or Financial Times 30 Index), and the Hang Seng IndexSM. This strategy invests in the common stocks of the five companies with the lowest per share stock price of the ten companies in each of the DJIA, the FT30 Index and the Hang Seng Index, respectively that have the highest indicated annual dividend yields ("Dividend Yields") in their respective index. First Trust selects the common stocks for this strategy in the following manner:
o First Trust determines the Dividend Yield on each common stock in the DJIA, the FT30 Index and the Hang Seng Index;
o First Trust determines the ten companies in each of the DJIA, the FT30 Index, and the Hang Seng Index that have the highest Dividend Yield in the respective index; and
o From those companies, First Trust then selects an approximately equally weighted portfolio of the common stocks of the 5 companies in each index with the lowest price per share.

Companies whose removal from the DJIA, the FT 30 Index or the Hang Seng Index has been announced as of the Stock Selection Date will be removed from the universe of securities from which stocks are selected.

NYSE(R) INTERNATIONAL TARGET 25 STRATEGY
The NYSE(R) International Target 25 Strategy seeks to achieve its objective by investing in foreign companies in an effort to increase diversification, reduce volatility, and provide the potential for enhanced performance. This strategy invests in the common stocks of 25 companies selected from the stocks included in the NYSE International 100 IndexSM. The NYSE International 100 Index consists of the 100 largest non-U.S. stocks trading on the New York Stock Exchange.

First Trust selects the stocks of the 25 companies for this strategy in the following manner:
o First Trust begins with the stocks included in the Index on or about the Stock Selection Date.
o First Trust then screens for liquidity by eliminating companies with average daily trading volume for the prior three months below $300,000.
o   First Trust then ranks the remaining stocks based on two factors:
    o   Price-to-book ratio, and
    o   Price-to-cash flow ratio.
    Lower, but positive price-to-book ratios and price-to-cash flow ratios are generally used as an indication of value.
o From those companies, First Trust then selects an approximately equally weighted portfolio of the 25 stocks with the best overall ranking based on the two ratios.

Companies that, as of the Stock Selection Date, the NYSE has announced will be removed from the NYSE International 100 Index will be removed from the universe of securities from which the 25 stocks are selected.

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The Allianz Variable Insurance Products Trust Prospectus May 1, 2007

FIXED INCOME PORTFOLIO
For the Fund's Fixed Income Portfolio, the Manager may allocate from 0% to 100% of the Fund's assets allocated to the Fixed Income Portfolio to either of two separate strategies: the Total Return Strategy and the Diversified Income Strategy. The Manager may change the allocation between the two Fixed Income strategies at any time if it believes that doing so will increase the Fund's ability to achieve its investment objective.

For the Fixed Income Portfolio, "Fixed Income Instruments" includes:
o Securities issued or guaranteed by the U.S. government, and by its agencies or government-sponsored enterprises, some of which may not be guaranteed by the U.S. Treasury;
o Corporate debt securities of U.S. and non-U.S. issuers, including convertible securities and corporate commercial paper;
o   Mortgage-backed and other asset-backed securities;
o   Inflation-indexed bonds issued both by governments and corporations;
o Structured notes, including hybrid or "indexed" securities, and event-linked bonds;
o   Loan participations and assignments;
o   Delayed funding loans and revolving credit facilities;
o   Bank certificates of deposit, fixed time deposits, and bankers' acceptances;
o   Repurchase agreements and reverse repurchase agreements;
o Debt securities issued by states or local governments and their agencies, authorities, and other government-sponsored enterprises;
o Obligations of non-U.S. governments or their subdivisions, agencies, and government-sponsored enterprises; and
o   Obligations of international agencies or supranational entities.

TOTAL RETURN STRATEGY
The Total Return Strategy seeks to achieve its investment objective by investing under normal circumstances at least 65% of its total assets in a diversified portfolio of Fixed Income Instruments (as defined above) of varying maturities. The average portfolio duration of this strategy normally varies within a three- to six-year time frame based on PIMCO's forecast for interest rates.

The Total Return Strategy invests primarily in investment grade debt securities, but may invest up to 10% of the total assets allocated to the strategy in high yield securities ("junk bonds") rated B or higher by Moody's or S&P or, if unrated, determined by PIMCO to be of comparable quality. The Total Return Strategy may invest up to 30% of the total assets allocated to it in securities denominated in foreign currencies and may invest beyond this limit in U.S. dollar-denominated securities of foreign issuers. The Total Return Strategy will normally limit its foreign currency exposure (from non-U.S. dollar-denominated securities or currencies) to 20% of the total assets allocated to it.

The Total Return Strategy may invest all of the assets allocated to it in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities. The Total Return Strategy may not invest in equity securities. The Total Return Strategy may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques, such as buy backs or dollar rolls. The "total return" sought by the strategy consists of income earned on the strategy's investments, plus capital appreciation, if any, which generally arises from decreases in interest rates or improving credit fundamentals for a particular sector or security.

DIVERSIFIED INCOME STRATEGY
The Diversified Income Strategy seeks to achieve its investment objective by investing under normal circumstances at least 65% of its total assets in a diversified pool of Fixed Income Instruments (as defined above) of varying maturities. The average portfolio duration of the Diversified Income Strategy normally varies within a three- to eight-year time frame based on PIMCO's forecast for interest rates.

The Diversified Income Strategy may invest in a diversified pool of corporate fixed income securities of varying maturities. The Diversified Income Strategy may invest all of its assets in high yield securities ("junk bonds") subject to


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The Allianz Variable Insurance Products Trust Prospectus May 1, 2007 a maximum of 10% of its total assets in securities rated below B by Moody's or by S&P or, if unrated, determined by PIMCO to be of comparable quality. In addition, the Diversified Income Strategy may invest, without limit, in fixed income securities of issuers that are tied economically to emerging securities markets.

The Diversified Income Strategy may invest up to 30% of its total assets in securities denominated in foreign currencies and may invest beyond this limit in U.S. dollar-denominated securities of foreign issuers. The Diversified Income Strategy will normally limit its foreign currency exposure (from non-U.S. dollar-denominated securities or currencies) to 20% of its total assets.

The Diversified Income Strategy may invest all of its assets in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities. The Diversified Income Strategy may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls). The total return sought by the Diversified Income Strategy consists of income earned on the Strategy's investments, plus capital appreciation, if any, which generally arises from decreases in interest rates or improving credit fundamentals for a particular sector or security.

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PRINCIPAL INVESTMENT RISKS
The price per share of the Fund will fluctuate with changes in value of the investment held by the Fund. You may lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. There is no guarantee that the Fund will achieve its objective.

The Fund attempts to balance the goals of capital appreciation and preservation of capital by investing its assets at a targeted allocation of 45% to 55% in equity securities and 45% to 55% in fixed income securities. The allocation targets are intended to help moderate the impact of equity market volatility on the returns of the Fund by diversifying the Fund. Since the Fund invests relatively equally in equity and fixed income securities, the risks associated with investing in the Fund are more or less equalized among the types of risk associated with the Fund's two primary asset classes. The Fund invests a higher percentage of its assets in fixed income securities and a lower percentage in equity securities than either the AZL TargetPLUS Moderate Fund or the AZL TargetPLUS Growth Fund.

THE FUND FACES THE FOLLOWING PRINCIPAL RISKS:
O MARKET RISK: The market price of securities owned by the Fund may go up or down, sometimes rapidly and unpredictably. Securities may decline in value due to factors affecting securities market generally or particular industries represented in the securities markets. The value of a security may decline due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates, or adverse investor sentiment. They may also decline due to factors that affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. During a general downturn in the securities markets, multiple asset classes may decline in value simultaneously. Equity securities generally have greater price volatility than fixed income securities.
O ISSUER RISK: The value of a security may decline for a number of reasons that are related directly to the issuer, such as management performance, financial leverage, and reduced demand for the issuers' goods or services.
O MANAGEMENT RISK: The Fund is subject to management risk because it is an actively managed investment portfolio. The individual portfolio managers of each of the Fund's two Subadvisers will apply investment techniques and risk analyses in making investment decisions for their respective portion of the Fund's assets, but there can be no guarantee that they will produce the desired results.
O STRATEGY SELECTION RISK: The Manager may have a potential conflict of interest in allocating Fixed Income Portfolio assets between the Diversified Income Strategy and the Total Return Strategy because the subadvisory fee rate it pays to the Subadviser are different for the two strategies.
O FOREIGN RISK: Foreign securities may experience more rapid and extreme changes in value than securities of U.S. companies, and owning foreign securities could cause the Fund's performance to fluctuate more than if it held only U.S. securities. The securities markets of many foreign countries are relatively small, with a limited number of companies representing a small number of industries. Additionally, issuers of foreign securities are usually not

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The Allianz Variable Insurance Products Trust Prospectus May 1, 2007 subject to the same degree of regulation as U.S. issuers. Reporting, accounting, and auditing standards of foreign countries differ, in some cases significantly, from U.S. standards. Also, nationalization, expropriation or confiscatory taxation, currency blockage, political changes, or diplomatic developments could adversely affect the Fund's investments in a foreign country. In the event of nationalization, expropriation or other confiscation, the Fund could lose its entire investment in foreign securities. Adverse conditions in a certain region can adversely affect securities of other countries whose economies appear to be unrelated. To the extent that the Fund invests a significant portion of its assets in a concentrated geographic area like Eastern Europe or Asia, the Fund will generally have more exposure to regional economic risks associated with foreign investments. In the Equity Portfolio, all of the securities in the NYSE International Target 25 Strategy, the majority of the securities in the Global Dividend Target 15 Strategy, and certain of the securities in other strategies are issued by foreign companies.
O EMERGING MARKETS RISK: Foreign investment risk may be particularly high to the extent that the Fund invests in emerging market securities of issuers based in countries with developing economies. These securities may present market, credit, currency, liquidity, legal, political, and other risks different from, or greater than, the risks of investing in developed foreign countries.
O CURRENCY RISK: Funds that invest directly in foreign currencies or in securities that trade in, and receive revenues in, foreign currencies are subject to the risk that those currencies will decline in value relative to the U.S. dollar, or in the case of a hedging position, that the U.S. dollar will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reason, including changes in interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks, or supranational entities such as the International Monetary Fund, or the imposition of currency controls or other political developments in the U.S. or abroad. As a result, investment in foreign currency-denominated securities may reduce the Fund's returns.
O ALLOCATION RISK. Allocation risk refers to the possibility that the Manager could allocate assets in a manner which results in the Fund underperforming other similar funds. Because the Fund's two underlying portfolios represent different asset classes, each portfolio is subject to different levels and combinations of risk, depending on the Fund's exact asset allocation.
O DIVIDEND RISK. There is no guarantee that the issuers of the stocks held by the Equity Portfolio will declare dividends in the future or that if declared, they will either remain at current levels or increase over time. Because a significant portion of the securities held by the Fixed Income Portfolio may have variable or floating interest rates, the amounts of its monthly distributions to shareholders are expected to vary with fluctuations in market interest rates. Generally, when market interest rates fall, the amount of the distributions to shareholders will likewise decrease.

THE FUND'S EQUITY PORTFOLIO FACES THE FOLLOWING PRINCIPAL RISKS:

O INVESTMENT STRATEGY RISK: Certain strategies used in the Equity Portfolio involve selecting common stocks that have high dividend yields relative to other common stocks comprising an index. The dividend yields of such stocks may be high relative to such other stocks because the share price of the stock has declined relative to such other stocks. The stocks selected may be out of favor with investors because the issuer is experiencing financial difficulty, has had or forecasts weak earnings performance, has been subject to negative publicity, or has experienced other unfavorable developments relating to its business. There can be no assurance that the negative factors that have caused the issuer's stock price to have declined relative to other stocks will not cause further decreases in the issuer's stock price, or that the dividend paid on the stock will be maintained.

    Certain strategies involve selecting common stocks of issuers that have experienced certain rates of growth in sales and stocks that have experienced recent price appreciation. There can be no assurance that the issuers whose stocks are selected will continue to experience growth in sales, or that the issuer's operations will result in positive earnings even if sales continue to grow. There further can be no assurance that the prices of such issuers' stocks will not decline.

    Value Line's Timeliness rankings reflect Value Line's views as to the prospective price performance of the #1 ranked stocks relative to other stocks ranked by Value Line. There is no assurance that the #1 ranked stocks will actually perform better than other stocks and, as a result, the Fund's Equity Portfolio may underperform other similar investments.

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The Allianz Variable Insurance Products Trust Prospectus May 1, 2007

O LIMITED MANAGEMENT RISK: The Equity Portfolio's strategy of investing in companies according to criteria determined on or about the last business day before each Stock Selection Date prevents the Equity Portfolio from responding to market fluctuations, or changes in the financial condition or business prospects of the selected companies, between Stock Selection Dates. As compared to other funds, this could subject the Fund to more risk if one of the selected stocks declines in price or if certain sectors of the market, or the United States economy, experience downturns. This investment strategy may also prevent the Fund from taking advantage of opportunities available to other similar funds.
O SMALL CAPITALIZATION RISK: Investing in small-capitalization companies may present additional risk because such companies have less predictable earning or no earnings, more volatile share prices, and less liquid securities than large-capitalization companies. Small-capitalization companies may live limited product lines or service offerings, shorter operating histories, less experienced management, and more limited financial resources than larger companies. Small-cap stocks may not be widely followed by the investment community, resulting in less demand and lower trading volumes.
O CONCENTRATION RISK. The Equity Portfolio invests in a limited number of securities, and the securities selected for the strategies used to manage the Equity Portfolio may be issued by companies concentrated in particular industries, including consumer products and technology. Companies within an industry are often faced with the same obstacles, issues or regulatory burdens, and their common stock may react similarly and move in unison to these and other market conditions. As a result of these factors, stocks in which the Equity Portfolio invests may be more volatile and subject to greater risk of adverse developments that may affect many of the companies in which the Equity Portfolio invests, than a mixture of stocks of companies from a wide variety of industries. Generally, in the context of the total portfolio, these holdings may not be large enough to consider the fund as a whole as concentrated.
O LICENSE TERMINATION RISK. The Equity Portfolio relies on licenses from third parties granted to First Trust that permit the use of the intellectual property of such parties in connection with the investment strategies of the Equity Portfolio. Such licenses may be terminated by the licensors, and as a result, the Equity Portfolio may lose its ability to use the licensed name as a part of the name of the one of the Equity Portfolio's strategies or to receive data from the third party as it relates to the licensed investment strategy. Accordingly, in the event a license is terminated the Equity Portfolio may have to change its investment strategies.

THE FUND'S FIXED INCOME PORTFOLIO FACES THE FOLLOWING PRINCIPAL RISKS:
O INTEREST RATE RISK: As nominal interest rates rise, the value of fixed income securities held by the Fund is likely to decrease. Securities with longer durations tend to be more sensitive to changes in interest rates, usually making them more volatile than securities with shorter durations. A nominal interest rate can be described as the sum of a real interest rate and an expected inflation rate. Inflation-indexed securities, including Treasury Inflation-Protected Securities ("TIPS"), decline in value when real interest rates rise. In certain interest rate environments, such as when real interest rates are rising faster than nominal interest rates, inflation-indexed securities may experience greater losses than other fixed income securities with similar durations.
O CREDIT RISK: The Fund could lose money if the issuer or the guarantor of a fixed income security, or the counterparty to a derivatives contract, repurchase agreement, or a loan of portfolio securities, is unwilling or unable to make payments of principal and/or interest in a timely manner, or to otherwise honor its obligations. Securities are subject to varying degrees of credit risk, which are often reflected in their credit ratings. Municipal bonds are subject to the risk that litigation, legislation, or other political events, local business or economic conditions, or the bankruptcy of the issuer could have a significant effect on an issuer's ability to make payments of principal and/or interest.
O HIGH YIELD RISK (DIVERSIFIED INCOME STRATEGY ONLY): Funds that invest in high yield securities and unrated securities of similar credit quality (commonly known as "junk bonds") may be subject to greater levels of credit and liquidity risk than funds that do not invest in such securities. These securities are considered predominately speculative with respect to the issuer's continuing ability to make principal and interest payments. An economic downturn or period of rising interest rates could adversely affect the market for these securities and reduce the Fund's ability to sell these securities (liquidity risk). If the issuer of a security is in default with respect to interest or principal payments, the Fund may lose the value of its entire investment.
O LIQUIDITY RISK: Liquidity risk exists when particular investments are difficult to purchase or sell. Investments in illiquid securities may reduce the returns of the Fund because it may be unable to sell the illiquid securities at an

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The Allianz Variable Insurance Products Trust Prospectus May 1, 2007 advantageous time or price. Funds with principal investment strategies that involve foreign securities, derivatives, or securities with substantial market and/or credit risk tend to have the greatest exposure to liquidity risk.
O DERIVATIVES RISK: A derivative is a financial contract whose value depends on, or is derived from, the value of an underlying asset, reference rate, or index. Funds typically use derivatives as a substitute for taking a position in the underlying asset and/or as part of a strategy designed to reduce exposure to other risks, such as interest rate or currency risk. Funds may also use derivatives for leverage, in which case their use would involve leveraging risk. Use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Derivatives are subject to a number of other risks, such as liquidity risk, interest rate risk, market risk, credit risk, and management risk. Derivatives also involve the risk of mispricing or improper valuation and the risk that changes in the value may not correlate perfectly with the underlying asset, rate, or index. Using derivatives may result in losses, possibly in excess of the principal amount invested. Also, suitable derivative transactions may not be available in all circumstances, and there can be no assurance the Fixed Income Portfolio will engage in these transactions to reduce exposure to other risks when doing so would be beneficial.
O MORTGAGE RISK: Investing in mortgage-related securities is subject to certain additional risks. Rising interest rates tend to extend the duration of mortgage-related securities, making them more sensitive to changes in interest rates. As a result, in a period of rising interest rates, a fund that holds mortgage-related securities may exhibit additional volatility. This is known as extension risk. In addition, mortgage-related securities are subject to prepayment risk. When interest rates decline, borrowers may pay off their mortgages sooner than expected. This can reduce the returns of a fund because the fund will have to reinvest that money at the lower prevailing interest rates. This is known as contraction risk.
O LEVERAGING RISK: Certain transactions may give rise to a form of leverage. Such transactions may include, among others, reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery, or forward commitment transaction. The use of derivatives may also create leveraging risk. To mitigate leveraging risk, PIMCO will segregate or "earmark" liquid assets or otherwise cover transactions that may give rise to such risk. The use of leverage may cause a Fund to liquidate portfolio positions to satisfy its obligations or to meet segregation requirements when it may not be advantageous to do so. In addition, leverage may exaggerate the effect of any increase or decrease in the value of the Fund's securities.

A description of the Fund's policies and procedures with respect to the disclosure of the Fund's portfolio holdings is included in the SAI.


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WHO MAY WANT TO INVEST?
--------------------------------------------------------------- ------------------------------------------------------------
CONSIDER INVESTING IN THIS FUND IF YOU ARE:                     THIS FUND MAY NOT BE APPROPRIATE FOR SOMEONE:
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o   Investing for long-term goals, such as retirement           o   Seeking a short-term investment
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o   Seeking capital appreciation and are willing to accept      o   Investing in emergency reserves
    the higher volatility associated with investing in
    foreign stocks and bonds
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o   Seeking income and growth of capital
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PERFORMANCE INFORMATION
The performance bar chart and table are not presented because the Fund is new and has not had a full calendar year of operations.

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FEES AND EXPENSES
[TO BE UPDATED UPON AMENDMENT]
ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from Fund assets)
The following expense table indicates the estimated expenses that an investor will incur as a shareholder of the Fund during the current fiscal year. These expenses are reflected in the share price of the Fund. The tables below only reflect

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The Allianz Variable Insurance Products Trust Prospectus May 1, 2007

Fund expenses. Since the Funds are offered exclusively for variable contracts, there are also additional separate account expenses that would apply. If applicable separate account expenses were included, overall expenses would be higher.

     Management Fee                                                     0.52%
     Distribution (12b-1) Fees                                          0.25%
     Other Expenses                                                     0.12%
                                                                        -----
     Total Annual Fund Operating Expenses                               0.89%
     Fee Waiver(1)                                                      0.00%
     [Acquired Fund Fees and Expenses] (2)                             __.__%
                                                                       ------
     Net Annual Fund Operating Expenses(1)                              0.89%
                                                                        =====

(1) Based on estimated fees and expenses for the current fiscal year, the Manager and the Fund have entered into a written contract limiting operating expenses to 0.89% through April 30, 2008. The Fund is authorized to reimburse the Manager for management fees previously waived and/or for the cost of Other Expenses paid by the Manager provided that such reimbursement will not cause the Fund to exceed any limits in effect at the time of such reimbursement. The Fund's ability to reimburse the Manager in this manner only applies to fees paid or reimbursements made by the Manager within the three fiscal years prior to the date of such reimbursement. Net Annual Fund Operating Expenses shown in the table include Acquired Fund Fees and Expenses and therefore may not equal the Expenses Net of Waivers/Reimbursements contained in the Financial Highlights.
(2) Acquired Fund Fees and Expenses are based on estimated amounts for the current fiscal year.

Please see the contract prospectus for more information regarding the additional fees and expenses associated with your variable contract.

EXPENSE EXAMPLE
Use the following table to compare fees and expenses of the Fund to other investment companies. It illustrates the amount of fees and expenses an investor would pay, assuming (1) a $10,000 investment, (2) 5% annual return, (3) redemption at the end of each time period, and (4) no changes in the Fund's total operating expenses. It does not reflect the effect of any fee or expense waivers. It also does not reflect separate account or insurance contract fees and charges. If it did, the costs shown would be higher. An investor's actual costs may be different.

[TO BE UPDATED UPON AMENDMENT]
                                  1 YEAR            3 YEARS
                                 [$------]          [$-------]


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The Allianz Variable Insurance Products Trust Prospectus May 1, 2007

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RISK/RETURN SUMMARY                             AZL TARGETPLUS EQUITY FUND
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AZL TARGETPLUS EQUITY FUND

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INVESTMENT OBJECTIVE AND PRINCIPAL INVESTMENT STRATEGIES
The investment objective of the AZL TargetPLUS Equity Fund is total return. This objective may be changed by the Trustees of the Fund without shareholder approval.

The Fund seeks to achieve its objective by investing in the common stocks of companies that are identified by a model based on five separate strategies.
o   20% in the DowSM Target Dividend Strategy,
o   20% in the Value Line(R) Target 25 Strategy,
o   20% in the Target Small-Cap 15 Strategy,
o   20% in the Global Dividend Target 15 Strategy, and
o   20% in the NYSE(R) International Target 25 Strategy

While each of the strategies included in the Fund also seeks to provide above-average total return, each follows a different investment strategy. The allocation is intended to optimize each strategy. Because different investments often react differently to economic and market changes, diversifying among investments that have a low correlation to each other has the potential to enhance returns and help reduce overall investment risk. The Fund's investment model has been developed to achieve this kind of diversification.

The securities for each strategy are selected only once annually on or about the last business day before each Stock Selection Date. The "Stock Selection Date" will be on or about December 1 of each year. For all of the strategies, the Subadviser generally follows a buy and hold strategy, trading only within five business days of the Stock Selection Date and/or when required by cash flow activity in the Fund. The Subadviser may also trade because of mergers and acquisitions if the original stock is not the surviving company and to reinvest dividends.

Between Stock Selection Dates, when cash inflows and outflows require, the Fund purchases and sells common stocks for each of the strategies according to the approximate current percentage relationship among the stocks.

Certain provisions of the 1940 Act, as amended, limit the ability of the Fund to invest more than 5% of the Fund's total assets in the stock of any company that derives more than 15% of its gross revenues from securities related activities ("Securities Related Companies"). If a Securities Related Company is selected by the strategy described above, the Subadviser may depart from the Fund's investment strategy only to the extent necessary to maintain compliance with these provisions. Any amount that cannot be allocated to a Securities Related Company because of the 5% limit will be allocated among the remaining portfolio securities in proportion to the percentage relationships determined by the strategy.

The performance of the Fund will depend on the Subadviser's ability to effectively implement the investment strategies of the Fund and also on the performance of the stocks selected that meet the stock selection criteria.

The SAI has more information about the Fund's authorized investments and strategies, as well as the risks and restrictions that may apply to them.

THE DOW[SM] TARGET DIVIDEND STRATEGY
This investment strategy looks for common stocks issued by 20 companies that are expected to provide income and have the potential for capital appreciation. The DowSM Target Dividend Strategy seeks to achieve its objective by investing approximately equal amounts in the common stock of the 20 companies included in the Dow Jones Select Dividend IndexSM that have the best overall ranking on both the change in return on assets and price-to-book ratio.

Companies that, as of the Stock Selection Date, Dow Jones has announced will be removed from the Dow Jones Select Dividend Index will be removed from the universe of securities from which stocks are selected for the Fund.

The Subadviser selects the common stocks of the 20 companies in the following manner:

o Starting with the 100 stocks in the Dow Jones Select Dividend Index, the Subadviser ranks the stocks from best (1) to worst (100) based on two factors:

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The Allianz Variable Insurance Products Trust Prospectus May 1, 2007

    o Greatest change in return on assets over the last 12 months compared to the prior 12-month period. An increase in return on assets generally indicates improving business fundamentals.
    o Price-to-book ratio. A lower, but positive, price-to-book ratio is generally used as an indication of value.
o The Subadviser then selects an approximately equally-weighted portfolio of the 20 stocks with the best overall ranking on the two factors.

VALUE LINE(R) TARGET 25 STRATEGY
The Value Line(R) Target 25 Strategy seeks to achieve its objective by investing in 25 of the 100 stocks to which Value Line gives a #1 ranking for "Timeliness(TM)" based on the Value Line Investment Survey(R). The 25 stocks are selected on the basis of certain positive financial attributes. Value Line ranks 1,700 stocks, representing approximately 94% of the trading volume on all U.S. stock exchanges. Of these 1,700 stocks, only 100 are given their #1 ranking for Timeliness, which reflects Value Line's view of their probable price performance during the next six to 12 months relative to the others. Value Line bases its rankings on a long-term trend of earnings, prices, recent earnings, price momentum, and earnings surprise. The 25 stocks are selected only once annually from the 100 stocks with the #1 ranking on or about the last business day before each Stock Selection Date.

Companies that, as of the Stock Selection Date, Value Line has announced will be removed from Value Line's #1 ranking for Timeliness will be removed from the universe of securities from which stocks are selected for the Fund.

The Subadviser selects the common stocks of the 25 companies in the following manner:
o Starting with the 100 stocks to which Value Line gives the #1 ranking for Timeliness, the Subadviser removes from consideration the stocks of companies considered to be securities related issuers and the stocks of companies whose shares are not listed on a U.S. securities exchange.
o   The Subadviser then ranks the remaining stocks from the best (1) to worst
    (100) on the following four factors:
    o   Consistent growth based on 6-month, and
    o   12-month price appreciation, and
    o   Profitability based on return on assets, and
    o   Value based on their price to cash flow.
o The Subadviser adds up the numerical ranks achieved by each company in the above steps and selects the 25 stocks with the lowest sums.
The selected stocks are weighted by market capitalization subject to the restriction that no stock will comprise less than approximately 1% or more than 7.5% of the Value Line(R) Target 25 Strategy portion of the portfolio on or about the last business day before each Stock Selection Date. The securities will be adjusted on a proportional basis to accommodate this constraint.

THE TARGET SMALL-CAP 15 STRATEGY
The Target Small-Cap Strategy seeks to achieve its objective by investing in the stocks of 15 small-capitalization companies that have recently exhibited certain positive financial attributes.

The Subadviser selects the stocks of the 15 companies for this strategy in the following manner:
o The Subadviser begins with the stocks of all U.S. corporations that trade on the New York Stock Exchange (NYSE), the American Stock Exchange (AMEX), or the Nasdaq Stock market (Nasdaq) (excluding limited partnerships, ADRs, and mineral and oil royalty trusts) at the close of business on or about the last trading day prior to the Stock Selection Date.
o The Subadviser then selects companies that have a market capitalization between $500 million and $2.5 billion and whose stock has an average daily trading volume of at least $1 million.
o The Subadviser then selects those stocks with positive three-year sales growth.
o From those stocks, the Subadviser selects the stocks whose most recent annual earnings are positive.
o The Subadviser eliminates any stock whose price has appreciated by more than 75% in the preceding 12 months.
o Finally, the Subadviser selects the 15 stocks with the greatest price appreciation in the previous 12 months. Each of the stock's weighting in the portfolio is based on its relative market capitalization (highest to lowest).


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The Allianz Variable Insurance Products Trust Prospectus May 1, 2007

GLOBAL DIVIDEND TARGET 15 STRATEGY
The Global Dividend Target 15 Strategy seeks to achieve its objective by investing in the common stocks of certain companies included in the Dow Jones Industrial AverageSM (DJIA), the Financial Times Ordinary Index (FT30 Index or Financial Times 30 Index), and the Hang Seng IndexSM. This strategy invests in the common stocks of the five companies with the lowest per share stock price of the ten companies in each of the DJIA, the FT30 Index and the Hang Seng Index, respectively that have the highest indicated annual dividend yields ("Dividend Yields") in their respective index. The Subadviser selects the common stocks for this strategy in the following manner:
o The Subadviser determines the Dividend Yield on each common stock in the DJIA, the FT30 Index and the Hang Seng Index;
o The Subadviser determines the ten companies in each of the DJIA, the FT30 Index, and the Hang Seng Index that have the highest Dividend Yield in the respective index; and
o From those companies, the Subadviser then selects an approximately equally weighted portfolio of the common stocks of the 5 companies in each index with the lowest price per share.

Companies whose removal from the DJIA, the FT 30 Index or the Hang Seng Index has been announced as of the Stock Selection Date will be removed from the universe of securities from which stocks are selected.

NYSE(R) INTERNATIONAL TARGET 25 STRATEGY
The NYSE(R) International Target 25 Strategy seeks to achieve its objective by investing in foreign companies in an effort to increase diversification, reduce volatility, and provide the potential for enhanced performance. This strategy invests in the common stocks of 25 companies selected from the stocks included in the NYSE International 100 IndexSM. The NYSE International 100 Index consists of the 100 largest non-U.S. stocks trading on the New York Stock Exchange.

The Subadviser selects the stocks of the 25 companies for this strategy in the following manner:

o The Subadviser begins with the stocks included in the Index on or about the Stock Selection Date.
o The Subadviser then screens for liquidity by eliminating companies with average daily trading volume for the prior three months below $300,000.
o   The Subadviser then ranks the remaining stocks based on two factors:
    o   Price-to-book ratio, and
    o   Price-to-cash flow ratio.
    Lower, but positive price-to-book ratios and price-to-cash flow ratios are generally used as an indication of value.
o From those companies, the Subadviser then selects an approximately equally weighted portfolio of the 25 stocks with the best overall ranking based on the two ratios.

Companies that, as of the Stock Selection Date, the NYSE has announced will be removed from the NYSE International 100 Index will be removed from the universe of securities from which the 25 stocks are selected.

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PRINCIPAL INVESTMENT RISKS
The price per share of the Fund will fluctuate with changes in the value of the investments held by the Fund. You may lose money by investing in the Fund. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the FDIC or any other government agency. There is no guarantee that the Fund will achieve its objective. A variety of factors may influence its investment performance, such as:

O MARKET RISK: Because the Fund invests in U.S.-traded equity securities, it is subject to stock market risk. Stock prices typically fluctuate more than the values of other types of securities, in response to changes in a particular company's financial condition and factors affecting the market in general. For example, unfavorable or unanticipated poor earnings performance of a company may result in a decline in its stock's price, and a broad-based market drop may also cause a stock's price to fall.
O INVESTMENT STRATEGY RISK: Certain strategies involve selecting common stocks that have high dividend yields relative to other common stocks comprising an index. The dividend yields of such stocks may be high relative to such other stocks because the share price of the stock has declined relative to such other stocks. The stocks selected may be out of favor with investors because the issuer is experiencing financial difficulty, has had or forecasts weak


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The Allianz Variable Insurance Products Trust Prospectus May 1, 2007 earnings performance, has been subject to negative publicity, or has experienced other unfavorable developments relating to its business. There can be no assurance that the negative factors that have caused the issuer's stock price to have declined relative to other stocks will not cause further decreases in the issuer's stock price, or that the dividend paid on the stock will be maintained.

    Certain strategies involve selecting common stocks of issuers that have experienced certain rates of growth in sales and stocks that have experienced recent price appreciation. There can be no assurance that the issuers whose stocks are selected will continue to experience growth in sales, or that the issuer's operations will result in positive earnings even if sales continue to grow. There further can be no assurance that the prices of such issuers' stocks will not decline.

    Value Line's Timeliness rankings reflect Value Line's views as to the prospective price performance of the #1 ranked stocks relative to other stocks ranked by Value Line. There is no assurance that the #1 ranked stocks will actually perform better than other stocks and, as a result, the Fund may underperform other similar investments.

O LIMITED MANAGEMENT RISK: The Fund's strategy of investing in companies according to criteria determined on or about the last business day before each Stock Selection Date prevents the Fund from responding to market fluctuations, or changes in the financial condition or business prospects of the selected companies, between Stock Selection Dates. As compared to other funds, this could subject the Fund to more risk if one of the selected stocks declines in price or if certain sectors of the market, or the United States economy, experience downturns. The investment strategy may also prevent the Fund from taking advantage of opportunities available to other funds.
O FOREIGN RISK: Because the Fund invests in stocks of foreign companies, it is also subject to foreign investing risk. Foreign investing involves risks not typically associated with U.S. investments. These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments affecting a foreign country. In addition, foreign investing involves less publicly available information, and more volatile or less liquid securities markets. Investments in foreign countries could be affected by factors not present in the U.S., such as restrictions on receiving the investment proceeds from a foreign country, confiscatory foreign tax laws, and potential difficulties in enforcing contractual obligations. Transactions in foreign securities may be subject to less efficient settlement practices, including extended clearance and settlement periods. Foreign accounting may be less revealing than U.S. accounting practices. Foreign regulation may be inadequate or irregular. Owning foreign securities could cause the Fund's performance to fluctuate more than if it held only U.S. securities. All of the securities in the NYSE International Target 25 Strategy, the majority of the securities in the Global Dividend Target 15 Strategy, and certain of the securities in other strategies are issued by foreign companies.
O SMALL CAPITALIZATION RISK: Investing in small-capitalization companies may present additional risk because such companies have less predictable earning or no earnings, more volatile share prices, and less liquid securities than large-capitalization companies. Small-capitalization companies may live limited product lines or service offerings, shorter operating histories, less experienced management, and more limited financial resources than larger companies. Small-cap stocks may not be widely followed by the investment community, resulting in less demand and lower trading volumes.
O CURRENCY RISK: The value of the Fund's shares may change as a result of changes in exchange rates which may reduce the value of the U.S. dollar value because of the Fund's foreign investments. Currency exchange rates can be volatile and affected by a number of factors, such as the general economics of a country, the actions of U.S. and foreign governments or central banks, the imposition of currency controls, and speculation.
O CONCENTRATION RISK. The Fund invests in a limited number of securities, and the securities selected for the strategies used to manage this Fund may be issued by companies concentrated in particular industries, including consumer products and technology. Companies within an industry are often faced with the same obstacles, issues or regulatory burdens, and their common stock may react similarly and move in unison to these and other market conditions. As a result of these factors, stocks in which the Fund invests may be more volatile and subject to greater risk of adverse developments that may affect many of the companies in which the Fund invests, than a mixture of stocks of companies from a wide variety of industries. Generally, in the context of the total portfolio, these holdings may not be large enough to consider the fund as a whole as concentrated.
O DIVIDENDS. There is no guarantee that the issuers of the stocks held by the Fund will declare dividends in the future or that if declared, they will either remain at current levels or increase over time.

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The Allianz Variable Insurance Products Trust Prospectus May 1, 2007

O LICENSE TERMINATION RISK. The Fund relies on licenses from third parties granted to First Trust that permit the use of the intellectual property of such parties in connection with the investment strategies of the Fund. Such licenses may be terminated by the licensors, and as a result, the Fund may lose its ability to use the licensed name as a part of the name of the Fund or to receive data from the third party as it relates to the licensed investment strategy. Accordingly, in the event a license is terminated the Fund may have to change its investment strategies.

A description of the Fund's policies and procedures with respect to the disclosure of the Fund's portfolio holdings is included in the SAI.


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WHO MAY WANT TO INVEST?
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CONSIDER INVESTING IN THIS FUND IF YOU ARE:                     THIS FUND MAY NOT BE APPROPRIATE FOR SOMEONE:
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o   Investing for long-term goals, such as retirement           o   Looking primarily for regular income
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o   Seeking long-term growth of capital                         o   Seeking safety of principal
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o   More comfortable with established, well-known companies
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PERFORMANCE INFORMATION
The performance bar chart and table are not presented because the Fund has not had a full calendar year of operations. The Fund began operations on December 27, 2006.
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FEES AND EXPENSES
[TO BE UPDATED UPON AMENDMENT]
ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from Fund assets)
The following expense table indicates the estimated expenses that an investor will incur as a shareholder of the Fund during the current fiscal year. These expenses are reflected in the share price of the Fund. The tables below only reflect Fund expenses. Since the Funds are offered exclusively for variable contracts, there are also additional separate account expenses that would apply. If applicable separate account expenses were included, overall expenses would be higher.

      Management Fee(1)                                                  0.60%
      Distribution (12b-1) Fees                                          0.25%
      Other Expenses                                                     0.12%
                                                                         -----
      Total Annual Fund Operating Expenses                               0.97%
      Fee Waiver(2)                                                      0.18%
      [Acquired Fund Fees and Expenses](3)                              __.__%
                                                                        ------
      Net Annual Fund Operating Expenses(2)                              0.79%
                                                                         =====

(1) The Manager and the Fund have entered into a written agreement whereby the Manager has voluntarily reduced the management fee to 0.45% through April 30, 2008.
(2) Based on estimated fees and expenses for the current fiscal year, the Manager and the Fund have entered into a written contract limiting operating expenses to 0.79% through April 30, 2008. The Fund is authorized to reimburse the Manager for management fees previously waived and/or for the cost of Other Expenses paid by the Manager provided that such reimbursement will not cause the Fund to exceed any limits in effect at the time of such reimbursement. The Fund's ability to reimburse the Manager in this manner only applies to fees paid or reimbursements made by the Manager within the three fiscal years prior to the date of such reimbursement. Net Annual Fund Operating Expenses shown in the table include Acquired Fund Fees and Expenses and therefore may not equal the Expenses Net of Waivers/Reimbursements contained in the Financial Highlights.
(3) Acquired Fund Fees and Expenses are based on estimated amounts for the current fiscal year.

Please see the contract prospectus for more information regarding the additional fees and expenses associated with your variable contract.

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The Allianz Variable Insurance Products Trust Prospectus May 1, 2007

EXPENSE EXAMPLE
Use the following table to compare fees and expenses of the Fund to other investment companies. It illustrates the amount of fees and expenses an investor would pay, assuming (1) a $10,000 investment, (2) 5% annual return, (3) redemption at the end of each time period, and (4) no changes in the Fund's total operating expenses. It does not reflect the effect of any fee or expense waivers. It also does not reflect separate account or insurance contract fees and charges. If it did, the costs shown would be higher. An investor's actual costs may be different.

[TO BE UPDATED UPON AMENDMENT]
                                 1 YEAR            3 YEARS
                                 [$81]              [$286]


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The Allianz Variable Insurance Products Trust Prospectus May 1, 2007

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RISK/RETURN SUMMARY                                  AZL TARGETPLUS GROWTH FUND
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AZL TARGETPLUS GROWTH FUND

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INVESTMENT OBJECTIVE AND PRINCIPAL INVESTMENT STRATEGIES
The AZL TargetPLUS Growth Fund seeks to achieve long-term capital appreciation.

The Fund seeks to achieve its goal by investing primarily in a diversified portfolio of equity and fixed income securities. The Fund may invest a significant portion of its total assets in securities of non-U.S. companies.

In seeking to achieve the Fund's investment objective, the Manager allocates the Fund's assets between the Fund's equity portfolio (the "Equity Portfolio") and the Fund's fixed income portfolio (the "Fixed Income Portfolio") in pursuit of a balanced investment program. Under normal market conditions, the Manager will allocate 75% to 855% of the Equity Portfolio and the remaining balance to the Fixed Income portfolio. This does not, however, restrict the Manager's ability to go above or below this range where the Manager considers it appropriate. First Trust Advisors L.P. ("First Trust") serves as the Subadviser for the Equity Portfolio and Pacific Investment Management Company LLC ("PIMCO") serves as the Subadviser for the Fixed Income Portfolio.

In the short term, allocations may vary from the Fund's target asset allocation. The Manager may change the asset allocation between the Fund's two portfolios from time to time if it believes that doing so will increase the Fund's ability to achieve its investment objective.

EQUITY PORTFOLIO
----------------
The Fund's Equity Portfolio invests in the common stocks of companies that are identified by a model based on five separate strategies.
o   20% in the Dow[SM] Target Dividend Strategy,
o   20% in the Value Line(R) Target 25 Strategy,
o   20% in the Target Small-Cap 15 Strategy,
o   20% in the Global Dividend Target 15 Strategy, and
o   20% in the NYSE(R) International Target 25 Strategy

While each of the strategies also seeks to provide above-average total return, each follows a different investment strategy. The allocation is intended to optimize each strategy. Because different investments often react differently to economic and market changes, diversifying among investments that have a low correlation to each other has the potential to enhance returns and help reduce overall investment risk. The Fund's investment model has been developed to achieve this kind of diversification.

The securities for each strategy are selected only once annually on or about the last business day before each Stock Selection Date. The "Stock Selection Date" will be on or about December 1 of each year. For all of the strategies, First Trust generally follows a buy and hold strategy, trading only within five business days of the Stock Selection Date and/or when required by cash flow activity in the Fund. First Trust may also trade because of mergers and acquisitions if the original stock is not the surviving company and to reinvest dividends.

Between Stock Selection Dates, when cash inflows and outflows require, First Trust purchases and sells common stocks for each of the strategies according to the approximate current percentage relationship among the stocks.

Certain provisions of the 1940 Act, as amended, limit the ability of First Trust to invest more than 5% of the Fund's total assets in the stock of any company that derives more than 15% of its gross revenues from securities related activities ("Securities Related Companies"). If a Securities Related Company is selected by the strategy described above, First Trust may depart from the investment strategy for the Fund's Equity Portfolio only to the extent necessary to maintain compliance with these provisions. Any amount that cannot be allocated to a Securities Related Company because of the 5% limit will be allocated among the remaining portfolio securities in proportion to the percentage relationships determined by the strategy.

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The Allianz Variable Insurance Products Trust Prospectus May 1, 2007

THE DOW[SM] TARGET DIVIDEND STRATEGY
This investment strategy looks for common stocks issued by 20 companies that are expected to provide income and have the potential for capital appreciation. The DowSM Target Dividend Strategy seeks to achieve its objective by investing approximately equal amounts in the common stock of the 20 companies included in the Dow Jones Select Dividend IndexSM that have the best overall ranking on both the change in return on assets and price-to-book ratio.

Companies that, as of the Stock Selection Date, Dow Jones has announced will be removed from the Dow Jones Select Dividend Index will be removed from the universe of securities from which stocks are selected for the Fund.

First Trust selects the common stocks of the 20 companies in the following manner:

o Starting with the 100 stocks in the Dow Jones Select Dividend Index, First Trust ranks the stocks from best (1) to worst (100) based on two factors:
    o Greatest change in return on assets over the last 12 months compared to the prior 12-month period. An increase in return on assets generally indicates improving business fundamentals.
    o Price-to-book ratio. A lower, but positive, price-to-book ratio is generally used as an indication of value.
o First Trust then selects an approximately equally-weighted portfolio of the 20 stocks with the best overall ranking on the two factors.

VALUE LINE(R) TARGET 25 STRATEGY
The Value Line(R) Target 25 Strategy seeks to achieve its objective by investing in 25 of the 100 stocks to which Value Line gives a #1 ranking for "Timeliness(TM)" based on the Value Line Investment Survey(R). The 25 stocks are selected on the basis of certain positive financial attributes. Value Line ranks 1,700 stocks, representing approximately 94% of the trading volume on all U.S. stock exchanges. Of these 1,700 stocks, only 100 are given their #1 ranking for Timeliness, which reflects Value Line's view of their probable price performance during the next six to 12 months relative to the others. Value Line bases its rankings on a long-term trend of earnings, prices, recent earnings, price momentum, and earnings surprise. The 25 stocks are selected only once annually from the 100 stocks with the #1 ranking on or about the last business day before each Stock Selection Date.

Companies that, as of the Stock Selection Date, Value Line has announced will be removed from Value Line's #1 ranking for Timeliness will be removed from the universe of securities from which stocks are selected for the Fund.

First Trust selects the common stocks of the 25 companies in the following manner:
o Starting with the 100 stocks to which Value Line gives the #1 ranking for Timeliness, First Trust removes from consideration the stocks of companies considered to be securities related issuers and the stocks of companies whose shares are not listed on a U.S. securities exchange.

o First Trust then ranks the remaining stocks from the best (1) to worst (100) on the following four factors:
    o   Consistent growth based on 6-month, and
    o   12-month price appreciation, and
    o   Profitability based on return on assets, and
    o   Value based on their price to cash flow.
o First Trust adds up the numerical ranks achieved by each company in the above steps and selects the 25 stocks with the lowest sums.

The selected stocks are weighted by market capitalization subject to the restriction that no stock will comprise less than approximately 1% or more than 7.5% of the Value Line(R) Target 25 Strategy portion of the portfolio on or about the last business day before each Stock Selection Date. The securities will be adjusted on a proportional basis to accommodate this constraint.

THE TARGET SMALL-CAP 15 STRATEGY
The Target Small-Cap Strategy seeks to achieve its objective by investing in the stocks of 15 small-capitalization companies that have recently exhibited certain positive financial attributes.

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The Allianz Variable Insurance Products Trust Prospectus May 1, 2007

First Trust selects the stocks of the 15 companies for this strategy in the following manner:
o First Trust begins with the stocks of all U.S. corporations that trade on the New York Stock Exchange (NYSE), the American Stock Exchange (AMEX), or the Nasdaq Stock market (Nasdaq) (excluding limited partnerships, American Depositary Receipts, and mineral and oil royalty trusts) at the close of business on or about the last trading day prior to the Stock Selection Date.
o First Trust then selects companies that have a market capitalization between $500 million and $2.5 billion and whose stock has an average daily trading volume of at least $1 million.
o   First Trust then selects those stocks with positive three-year sales growth.
o From those stocks, First Trust selects the stocks whose most recent annual earnings are positive.
o First Trust eliminates any stock whose price has appreciated by more than 75% in the preceding 12 months.
o Finally, First Trust selects the 15 stocks with the greatest price appreciation in the previous 12 months. Each of the stock's weighting in the portfolio is based on its relative market capitalization (highest to lowest).

GLOBAL DIVIDEND TARGET 15 STRATEGY
The Global Dividend Target 15 Strategy seeks to achieve its objective by investing in the common stocks of certain companies included in the Dow Jones Industrial AverageSM (DJIA), the Financial Times Ordinary Index (FT30 Index or Financial Times 30 Index), and the Hang Seng IndexSM. This strategy invests in the common stocks of the five companies with the lowest per share stock price of the ten companies in each of the DJIA, the FT30 Index and the Hang Seng Index, respectively that have the highest indicated annual dividend yields ("Dividend Yields") in their respective index. First Trust selects the common stocks for this strategy in the following manner:
o First Trust determines the Dividend Yield on each common stock in the DJIA, the FT30 Index and the Hang Seng Index;
o First Trust determines the ten companies in each of the DJIA, the FT30 Index, and the Hang Seng Index that have the highest Dividend Yield in the respective index; and
o From those companies, First Trust then selects an approximately equally weighted portfolio of the common stocks of the 5 companies in each index with the lowest price per share.

Companies whose removal from the DJIA, the FT 30 Index or the Hang Seng Index has been announced as of the Stock Selection Date will be removed from the universe of securities from which stocks are selected.

NYSE(R) INTERNATIONAL TARGET 25 STRATEGY
The NYSE(R) International Target 25 Strategy seeks to achieve its objective by investing in foreign companies in an effort to increase diversification, reduce volatility, and provide the potential for enhanced performance. This strategy invests in the common stocks of 25 companies selected from the stocks included in the NYSE International 100 IndexSM. The NYSE International 100 Index consists of the 100 largest non-U.S. stocks trading on the New York Stock Exchange.

First Trust selects the stocks of the 25 companies for this strategy in the following manner:

o First Trust begins with the stocks included in the Index on or about the Stock Selection Date.
o First Trust then screens for liquidity by eliminating companies with average daily trading volume for the prior three months below $300,000.
o   First Trust then ranks the remaining stocks based on two factors:
    o   Price-to-book ratio, and
    o   Price-to-cash flow ratio.
    Lower, but positive price-to-book ratios and price-to-cash flow ratios are generally used as an indication of value.
o From those companies, First Trust then selects an approximately equally weighted portfolio of the 25 stocks with the best overall ranking based on the two ratios.

Companies that, as of the Stock Selection Date, the NYSE has announced will be removed from the NYSE International 100 Index will be removed from the universe of securities from which the 25 stocks are selected.

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The Allianz Variable Insurance Products Trust Prospectus May 1, 2007

FIXED INCOME PORTFOLIO
For the Fund's Fixed Income Portfolio, the Manager may allocate from 0% to 100% of the Fund's assets allocated to the Fixed Income Portfolio to either of two separate strategies: the Total Return Strategy and the Diversified Income Strategy. The Manager may change the allocation between the two Fixed Income strategies at any time if it believes that doing so will increase the Fund's ability to achieve its investment objective.

For Fixed Income Portfolio, "Fixed Income Instruments" includes:
o Securities issued or guaranteed by the U.S. government, and by its agencies or government-sponsored enterprises, some of which may not be guaranteed by the U.S. Treasury;
o Corporate debt securities of U.S. and non-U.S. issuers, including convertible securities and corporate commercial paper;
o   Mortgage-backed and other asset-backed securities;
o   Inflation-indexed bonds issued both by governments and corporations;
o Structured notes, including hybrid or "indexed" securities, and event-linked bonds;
o   Loan participations and assignments;
o   Delayed funding loans and revolving credit facilities;
o   Bank certificates of deposit, fixed time deposits, and bankers' acceptances;
o   Repurchase agreements and reverse repurchase agreements;
o Debt securities issued by states or local governments and their agencies, authorities, and other government-sponsored enterprises;
o Obligations of non-U.S. governments or their subdivisions, agencies, and government-sponsored enterprises; and
o   Obligations of international agencies or supranational entities.

TOTAL RETURN STRATEGY
The Total Return Strategy seeks to achieve its investment objective by investing under normal circumstances at least 65% of its total assets in a diversified portfolio of Fixed Income Instruments (as defined below) of varying maturities. The average portfolio duration of this strategy normally varies within a three- to six-year time frame based on PIMCO's forecast for interest rates.

The Total Return Strategy invests primarily in investment grade debt securities, but may invest up to 10% of the total assets allocated to the strategy in high yield securities ("junk bonds") rated B or higher by Moody's or S&P or, if unrated, determined by PIMCO to be of comparable quality. The Total Return Strategy may invest up to 30% of the total assets allocated to it in securities denominated in foreign currencies and may invest beyond this limit in U.S. dollar-denominated securities of foreign issuers. The Total Return Strategy will normally limit its foreign currency exposure (from non-U.S. dollar-denominated securities or currencies) to 20% of the total assets allocated to it.

The Total Return Strategy may invest all of the assets allocated to it in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities. The Total Return Strategy may not invest in equity securities. The Total Return Strategy may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques, such as buy backs or dollar rolls. The "total return" sought by the strategy consists of income earned on the strategy's investments, plus capital appreciation, if any, which generally arises from decreases in interest rates or improving credit fundamentals for a particular sector or security.

DIVERSIFIED INCOME STRATEGY
The Diversified Income Strategy seeks to achieve its investment objective by investing under normal circumstances at least 65% of its total assets in a diversified pool of Fixed Income Instruments (as defined above) of varying maturities. The average portfolio duration of the Diversified Income Strategy normally varies within a three- to eight-year time frame based on PIMCO's forecast for interest rates.

The Diversified Income Strategy may invest in a diversified pool of corporate fixed income securities of varying maturities. The Diversified Income Strategy may invest all of its assets in high yield securities ("junk bonds") subject to

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The Allianz Variable Insurance Products Trust Prospectus May 1, 2007 a maximum of 10% of its total assets in securities rated below B by Moody's or by S&P or, if unrated, determined by PIMCO to be of comparable quality. In addition, the Diversified Income Strategy may invest, without limit, in fixed income securities of issuers that are tied economically to emerging securities markets.

The Diversified Income Strategy may invest up to 30% of its total assets in securities denominated in foreign currencies and may invest beyond this limit in U.S. dollar-denominated securities of foreign issuers. The Diversified Income Strategy will normally limit its foreign currency exposure (from non-U.S. dollar-denominated securities or currencies) to 20% of its total assets.

The Diversified Income Strategy may invest all of its assets in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities. The Diversified Income Strategy may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls). The total return sought by the Diversified Income Strategy consists of income earned on the Strategy's investments, plus capital appreciation, if any, which generally arises from decreases in interest rates or improving credit fundamentals for a particular sector or security.


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PRINCIPAL INVESTMENT RISKS
The price per share of the Fund will fluctuate with changes in value of the investment held by the Fund. You may lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. There is no guarantee that the Fund will achieve its objective.

The Fund attempts to balance the goals of capital appreciation and preservation of capital by investing its assets at a targeted allocation of 75% to 85% in equity securities and 15% to 25% in fixed income securities. The allocation targets are intended to help moderate the impact of equity market volatility on the returns of the Fund by diversifying the Fund. Since the Fund invests a higher proportion of its assets in equity securities and a lower proportion in fixed income securities than either the AZL TargetPLUS Balanced Fund or the AZL TargetPLUS Moderate Fund, the Fund is more subject to the risks associated with the Equity Portfolio and less subject to those associated with the Fixed Income Portfolio than either of the two other similar Funds.

THE FUND FACES THE FOLLOWING PRINCIPAL RISKS:
O MARKET RISK: The market price of securities owned by the Fund may go up or down, sometimes rapidly and unpredictably. Securities may decline in value due to factors affecting securities market generally or particular industries represented in the securities markets. The value of a security may decline due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates, or adverse investor sentiment. They may also decline due to factors that affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. During a general downturn in the securities markets, multiple asset classes may decline in value simultaneously. Equity securities generally have greater price volatility than fixed income securities.
O ISSUER RISK: The value of a security may decline for a number of reasons that are related directly to the issuer, such as management performance, financial leverage, and reduced demand for the issuers' goods or services.
O MANAGEMENT RISK: The Fund is subject to management risk because it is an actively managed investment portfolio. The individual portfolio managers of each of the Fund's two Subadvisers will apply investment techniques and risk analyses in making investment decisions for their respective portion of the Fund's assets, but there can be no guarantee that they will produce the desired results.
O STRATEGY SELECTION RISK: The Manager may have a potential conflict of interest in allocating Fixed Income Portfolio assets between the Diversified Income Strategy and the Total Return Strategy because the subadvisory fee rate it pays to the Subadviser are different for the two strategies.
O FOREIGN RISK: Foreign securities may experience more rapid and extreme changes in value than securities of U.S. companies, and owning foreign securities could cause the Fund's performance to fluctuate more than if it held only U.S. securities. The securities markets of many foreign countries are relatively small, with a limited number of companies representing a small number of industries. Additionally, issuers of foreign securities are usually not

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The Allianz Variable Insurance Products Trust Prospectus May 1, 2007 subject to the same degree of regulation as U.S. issuers. Reporting, accounting, and auditing standards of foreign countries differ, in some cases significantly, from U.S. standards. Also, nationalization, expropriation or confiscatory taxation, currency blockage, political changes, or diplomatic developments could adversely affect the Fund's investments in a foreign country. In the event of nationalization, expropriation or other confiscation, the Fund could lose its entire investment in foreign securities. Adverse conditions in a certain region can adversely affect securities of other countries whose economies appear to be unrelated. To the extent that the Fund invests a significant portion of its assets in a concentrated geographic area like Eastern Europe or Asia, the Fund will generally have more exposure to regional economic risks associated with foreign investments. In the Equity Portfolio, all of the securities in the NYSE International Target 25 Strategy, the majority of the securities in the Global Dividend Target 15 Strategy, and certain of the securities in other strategies are issued by foreign companies.

O EMERGING MARKETS RISK: Foreign investment risk may be particularly high to the extent that the Fund invests in emerging market securities of issuers based in countries with developing economies. These securities may present market, credit, currency, liquidity, legal, political, and other risks different from, or greater than, the risks of investing in developed foreign countries.

O CURRENCY RISK: Funds that invest directly in foreign currencies or in securities that trade in, and receive revenues in, foreign currencies are subject to the risk that those currencies will decline in value relative to the U.S. dollar, or in the case of a hedging position, that the U.S. dollar will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reason, including changes in interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks, or supranational entities such as the International Monetary Fund, or the imposition of currency controls or other political developments in the U.S. or abroad. As a result, investment in foreign currency-denominated securities may reduce the Fund's returns.
O ALLOCATION RISK. Allocation risk refers to the possibility that the Manager could allocate assets in a manner which results in the Fund underperforming other similar funds. Because the Fund's two underlying portfolios represent different asset classes, each portfolio is subject to different levels and combinations of risk, depending on the Fund's exact asset allocation.
O DIVIDEND RISK. There is no guarantee that the issuers of the stocks held by the Equity Portfolio will declare dividends in the future or that if declared, they will either remain at current levels or increase over time. Because a significant portion of the securities held by the Fixed Income Portfolio may have variable or floating interest rates, the amounts of its monthly distributions to shareholders are expected to vary with fluctuations in market interest rates. Generally, when market interest rates fall, the amount of the distributions to shareholders will likewise decrease.

THE FUND'S EQUITY PORTFOLIO FACES THE FOLLOWING PRINCIPAL RISKS:

O INVESTMENT STRATEGY RISK: Certain strategies used in the Equity Portfolio involve selecting common stocks that have high dividend yields relative to other common stocks comprising an index. The dividend yields of such stocks may be high relative to such other stocks because the share price of the stock has declined relative to such other stocks. The stocks selected may be out of favor with investors because the issuer is experiencing financial difficulty, has had or forecasts weak earnings performance, has been subject to negative publicity, or has experienced other unfavorable developments relating to its business. There can be no assurance that the negative factors that have caused the issuer's stock price to have declined relative to other stocks will not cause further decreases in the issuer's stock price, or that the dividend paid on the stock will be maintained.

    Certain strategies involve selecting common stocks of issuers that have experienced certain rates of growth in sales and stocks that have experienced recent price appreciation. There can be no assurance that the issuers whose stocks are selected will continue to experience growth in sales, or that the issuer's operations will result in positive earnings even if sales continue to grow. There further can be no assurance that the prices of such issuers' stocks will not decline.

    Value Line's Timeliness rankings reflect Value Line's views as to the prospective price performance of the #1 ranked stocks relative to other stocks ranked by Value Line. There is no assurance that the #1 ranked stocks will actually perform better than other stocks and, as a result, the Fund's Equity Portfolio may underperform other similar investments.

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The Allianz Variable Insurance Products Trust Prospectus May 1, 2007

O LIMITED MANAGEMENT RISK: The Equity Portfolio's strategy of investing in companies according to criteria determined on or about the last business day before each Stock Selection Date prevents the Equity Portfolio from responding to market fluctuations, or changes in the financial condition or business prospects of the selected companies, between Stock Selection Dates. As compared to other funds, this could subject the Fund to more risk if one of the selected stocks declines in price or if certain sectors of the market, or the United States economy, experience downturns. This investment strategy may also prevent the Fund from taking advantage of opportunities available to other similar funds.
O SMALL CAPITALIZATION RISK: Investing in small-capitalization companies may present additional risk because such companies have less predictable earning or no earnings, more volatile share prices, and less liquid securities than large-capitalization companies. Small-capitalization companies may live limited product lines or service offerings, shorter operating histories, less experienced management, and more limited financial resources than larger companies. Small-cap stocks may not be widely followed by the investment community, resulting in less demand and lower trading volumes.
O CONCENTRATION RISK. The Equity Portfolio invests in a limited number of securities, and the securities selected for the strategies used to manage the Equity Portfolio may be issued by companies concentrated in particular industries, including consumer products and technology. Companies within an industry are often faced with the same obstacles, issues or regulatory burdens, and their common stock may react similarly and move in unison to these and other market conditions. As a result of these factors, stocks in which the Equity Portfolio invests may be more volatile and subject to greater risk of adverse developments that may affect many of the companies in which the Equity Portfolio invests, than a mixture of stocks of companies from a wide variety of industries. Generally, in the context of the total portfolio, these holdings may not be large enough to consider the fund as a whole as concentrated.
O LICENSE TERMINATION RISK. The Equity Portfolio relies on licenses from third parties granted to First Trust that permit the use of the intellectual property of such parties in connection with the investment strategies of the Equity Portfolio. Such licenses may be terminated by the licensors, and as a result, the Equity Portfolio may lose its ability [to use the licensed name as a part of the name of the one of the Equity Portfolio's strategies or] to receive data from the third party as it relates to the licensed investment strategy. Accordingly, in the event a license is terminated the Equity Portfolio may have to change its investment strategies.

THE FUND'S FIXED INCOME PORTFOLIO FACES THE FOLLOWING PRINCIPAL RISKS:
O INTEREST RATE RISK: As nominal interest rates rise, the value of fixed income securities held by the Fund is likely to decrease. Securities with longer durations tend to be more sensitive to changes in interest rates, usually making them more volatile than securities with shorter durations. A nominal interest rate can be described as the sum of a real interest rate and an expected inflation rate. Inflation-indexed securities, including Treasury Inflation-Protected Securities ("TIPS"), decline in value when real interest rates rise. In certain interest rate environments, such as when real interest rates are rising faster than nominal interest rates, inflation-indexed securities may experience greater losses than other fixed income securities with similar durations.
O CREDIT RISK: The Fund could lose money if the issuer or the guarantor of a fixed income security, or the counterparty to a derivatives contract, repurchase agreement, or a loan of portfolio securities, is unwilling or unable to make payments of principal and/or interest in a timely manner, or to otherwise honor its obligations. Securities are subject to varying degrees of credit risk, which are often reflected in their credit ratings. Municipal bonds are subject to the risk that litigation, legislation, or other political events, local business or economic conditions, or the bankruptcy of the issuer could have a significant effect on an issuer's ability to make payments of principal and/or interest.
O HIGH YIELD RISK (DIVERSIFIED INCOME STRATEGY ONLY): Funds that invest in high yield securities and unrated securities of similar credit quality (commonly known as "junk bonds") may be subject to greater levels of credit and liquidity risk than funds that do not invest in such securities. These securities are considered predominately speculative with respect to the issuer's continuing ability to make principal and interest payments. An economic downturn or period of rising interest rates could adversely affect the market for these securities and reduce the Fund's ability to sell these securities (liquidity risk). If the issuer of a security is in default with respect to interest or principal payments, the Fund may lose the value of its entire investment.
O LIQUIDITY RISK: Liquidity risk exists when particular investments are difficult to purchase or sell. Investments in illiquid securities may reduce the returns of the Fund because it may be unable to sell the illiquid securities at an

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The Allianz Variable Insurance Products Trust Prospectus May 1, 2007 advantageous time or price. Funds with principal investment strategies that involve foreign securities, derivatives, or securities with substantial market and/or credit risk tend to have the greatest exposure to liquidity risk.
O DERIVATIVES RISK: A derivative is a financial contract whose value depends on, or is derived from, the value of an underlying asset, reference rate, or index. Funds typically use derivatives as a substitute for taking a position in the underlying asset and/or as part of a strategy designed to reduce exposure to other risks, such as interest rate or currency risk. Funds may also use derivatives for leverage, in which case their use would involve leveraging risk. Use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Derivatives are subject to a number of other risks, such as liquidity risk, interest rate risk, market risk, credit risk, and management risk. Derivatives also involve the risk of mispricing or improper valuation and the risk that changes in the value may not correlate perfectly with the underlying asset, rate, or index. Using derivatives may result in losses, possibly in excess of the principal amount invested. Also, suitable derivative transactions may not be available in all circumstances, and there can be no assurance the Fixed Income Portfolio will engage in these transactions to reduce exposure to other risks when doing so would be beneficial.
O MORTGAGE RISK: Investing in mortgage-related securities is subject to certain additional risks. Rising interest rates tend to extend the duration of mortgage-related securities, making them more sensitive to changes in interest rates. As a result, in a period of rising interest rates, a fund that holds mortgage-related securities may exhibit additional volatility. This is known as extension risk. In addition, mortgage-related securities are subject to prepayment risk. When interest rates decline, borrowers may pay off their mortgages sooner than expected. This can reduce the returns of a fund because the fund will have to reinvest that money at the lower prevailing interest rates. This is known as contraction risk.
O LEVERAGING RISK: Certain transactions may give rise to a form of leverage. Such transactions may include, among others, reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery, or forward commitment transaction. The use of derivatives may also create leveraging risk. To mitigate leveraging risk, PIMCO will segregate or "earmark" liquid assets or otherwise cover transactions that may give rise to such risk. The use of leverage may cause a Fund to liquidate portfolio positions to satisfy its obligations or to meet segregation requirements when it may not be advantageous to do so. In addition, leverage may exaggerate the effect of any increase or decrease in the value of the Fund's securities.
O LEVERAGING RISK: Certain transactions may give rise to a form of leverage. Such transactions may include, among others, reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery, or forward commitment transaction. The use of derivatives may also create leveraging risk. To mitigate leveraging risk, PIMCO will segregate or "earmark" liquid assets or otherwise cover transactions that may give rise to such risk. The use of leverage may cause a Fund to liquidate portfolio positions to satisfy its obligations or to meet segregation requirements when it may not be advantageous to do so. In addition, leverage may exaggerate the effect of any increase or decrease in the value of the Fund's securities.

A description of the Fund's policies and procedures with respect to the disclosure of the Fund's portfolio holdings is included in the SAI.

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WHO MAY WANT TO INVEST?

--------------------------------------------------------------- ------------------------------------------------------------
CONSIDER INVESTING IN THIS FUND IF YOU ARE:                     THIS FUND MAY NOT BE APPROPRIATE FOR SOMEONE:
--------------------------------------------------------------- ------------------------------------------------------------
o   Investing for long-term goals, such as retirement           o   Seeking a short-term investment
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o   Seeking capital appreciation and are willing to accept      o   Investing in emergency reserves
    the higher volatility associated with investing in
    foreign stocks and bonds
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o   Seeking growth of capital                                   o   Seeking safety of principal
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PERFORMANCE INFORMATION
The performance bar chart and table are not presented because the Fund is new and has not had a full calendar year of operations.

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The Allianz Variable Insurance Products Trust Prospectus May 1, 2007

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FEES AND EXPENSES
[TO BE UPDATED UPON AMENDMENT]
ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from Fund assets)
The following expense table indicates the estimated expenses that an investor will incur as a shareholder of the Fund during the current fiscal year. These expenses are reflected in the share price of the Fund. The tables below only reflect Fund expenses. Since the Funds are offered exclusively for variable contracts, there are also additional separate account expenses that would apply. If applicable separate account expenses were included, overall expenses would be higher.

      Management Fee                                                     0.52%
      Distribution (12b-1) Fees                                          0.25%
      Other Expenses                                                     0.12%
                                                                         -----
      Total Annual Fund Operating Expenses                               0.89%
      Fee Waiver((1))                                                    0.00%
      [Acquired Fund Fees and Expenses](2)                              __.__%
                                                                        ------
      Net Annual Fund Operating Expenses((1))                            0.89%
                                                                         =====

(1) Based on estimated fees and expenses for the current fiscal year, the Manager and the Fund have entered into a written contract limiting operating expenses to 0.89% through April 30, 2008. The Fund is authorized to reimburse the Manager for management fees previously waived and/or for the cost of Other Expenses paid by the Manager provided that such reimbursement will not cause the Fund to exceed any limits in effect at the time of such reimbursement. The Fund's ability to reimburse the Manager in this manner only applies to fees paid or reimbursements made by the Manager within the three fiscal years prior to the date of such reimbursement. Net Annual Fund Operating Expenses shown in the table include Acquired Fund Fees and Expenses and therefore may not equal the Expenses Net of Waivers/Reimbursements contained in the Financial Highlights.
(2) Acquired Fund Fees and Expenses are based on estimated amounts for the current fiscal year.


Please see the contract prospectus for more information regarding the additional fees and expenses associated with your variable contract.

EXPENSE EXAMPLE
Use the following table to compare fees and expenses of the Fund to other investment companies. It illustrates the amount of fees and expenses an investor would pay, assuming (1) a $10,000 investment, (2) 5% annual return, (3) redemption at the end of each time period, and (4) no changes in the Fund's total operating expenses. It does not reflect the effect of any fee or expense waivers. It also does not reflect separate account or insurance contract fees and charges. If it did, the costs shown would be higher. An investor's actual costs may be different.

[TO BE UPDATED UPON AMENDMENT]
                                   1 YEAR            3 YEARS
                                  [$------]          [$-------]


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The Allianz Variable Insurance Products Trust Prospectus May 1, 2007

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RISK/RETURN SUMMARY                              AZL TARGETPLUS MODERATE FUND
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AZL TARGETPLUS MODERATE FUND
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INVESTMENT OBJECTIVE AND PRINCIPAL INVESTMENT STRATEGIES
The AZL TargetPLUS Moderate Fund seeks to achieve long-term capital appreciation.

The Fund seeks to achieve its goal by investing primarily in a diversified portfolio of equity and fixed income securities. The Fund may invest a significant portion of its total assets in securities of non-U.S. companies.

In seeking to achieve the Fund's investment objective, the Manager allocates the Fund's assets between the Fund's equity portfolio (the "Equity Portfolio") and the Fund's fixed income portfolio (the "Fixed Income Portfolio") in pursuit of a balanced investment program. Under normal market conditions, the Manager will allocate 60% to 70% of the Equity Portfolio and the remaining balance to the Fixed Income portfolio. This does not, however, restrict the Manager's ability to go above or below this range where the Manager considers it appropriate. First Trust Advisors L.P. ("First Trust") serves as the Subadviser for the Equity Portfolio and Pacific Investment Management Company LLC ("PIMCO") serves as the Subadviser for the Fixed Income Portfolio. In the short term, allocations may vary from the Fund's target asset allocation. The Manager may change the asset allocation between the Fund's two portfolios from time to time if it believes that doing so will increase the Fund's ability to achieve its investment objective.

EQUITY PORTFOLIO
The Fund's Equity Portfolio invests in the common stocks of companies that are identified by a model based on five separate strategies.
o   20% in the DowSM Target Dividend Strategy,
o   20% in the Value Line(R) Target 25 Strategy,
o   20% in the Target Small-Cap 15 Strategy,
o   20% in the Global Dividend Target 15 Strategy, and
o   20% in the NYSE(R) International Target 25 Strategy

While each of the strategies also seeks to provide above-average total return, each follows a different investment strategy. The allocation is intended to optimize each strategy. Because different investments often react differently to economic and market changes, diversifying among investments that have a low correlation to each other has the potential to enhance returns and help reduce overall investment risk. The Fund's investment model has been developed to achieve this kind of diversification.

The securities for each strategy are selected only once annually on or about the last business day before each Stock Selection Date. The "Stock Selection Date" will be on or about December 1 of each year. For all of the strategies, First Trust generally follows a buy and hold strategy, trading only within five business days of the Stock Selection Date and/or when required by cash flow activity in the Fund. First Trust may also trade because of mergers and acquisitions if the original stock is not the surviving company and to reinvest dividends.

Between Stock Selection Dates, when cash inflows and outflows require, First Trust purchases and sells common stocks for each of the strategies according to the approximate current percentage relationship among the stocks.

Certain provisions of the 1940 Act, as amended, limit the ability of First Trust to invest more than 5% of the Fund's total assets in the stock of any company that derives more than 15% of its gross revenues from securities related activities ("Securities Related Companies"). If a Securities Related Company is selected by the strategy described above, First Trust may depart from the investment strategy for the Fund's Equity Portfolio only to the extent necessary to maintain compliance with these provisions. Any amount that cannot be allocated to a Securities Related Company because of the 5% limit will be allocated among the remaining portfolio securities in proportion to the percentage relationships determined by the strategy.

THE DOW[SM] TARGET DIVIDEND STRATEGY
This investment strategy looks for common stocks issued by 20 companies that are expected to provide income and have the potential for capital appreciation. The DowSM Target Dividend Strategy seeks to achieve its objective by investing

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The Allianz Variable Insurance Products Trust Prospectus May 1, 2007 approximately equal amounts in the common stock of the 20 companies included in the Dow Jones Select Dividend IndexSM that have the best overall ranking on both the change in return on assets and price-to-book ratio.

Companies that, as of the Stock Selection Date, Dow Jones has announced will be removed from the Dow Jones Select Dividend Index will be removed from the universe of securities from which stocks are selected for the Fund.

First Trust selects the common stocks of the 20 companies in the following manner:

o Starting with the 100 stocks in the Dow Jones Select Dividend Index, First Trust ranks the stocks from best (1) to worst (100) based on two factors:
    o Greatest change in return on assets over the last 12 months compared to the prior 12-month period. An increase in return on assets generally indicates improving business fundamentals.
    o Price-to-book ratio. A lower, but positive, price-to-book ratio is generally used as an indication of value.
o First Trust then selects an approximately equally-weighted portfolio of the 20 stocks with the best overall ranking on the two factors.

VALUE LINE(R) TARGET 25 STRATEGY
The Value Line(R) Target 25 Strategy seeks to achieve its objective by investing in 25 of the 100 stocks to which Value Line gives a #1 ranking for "Timeliness(TM)" based on the Value Line Investment Survey(R). The 25 stocks are selected on the basis of certain positive financial attributes. Value Line ranks 1,700 stocks, representing approximately 94% of the trading volume on all U.S. stock exchanges. Of these 1,700 stocks, only 100 are given their #1 ranking for Timeliness, which reflects Value Line's view of their probable price performance during the next six to 12 months relative to the others. Value Line bases its rankings on a long-term trend of earnings, prices, recent earnings, price momentum, and earnings surprise. The 25 stocks are selected only once annually from the 100 stocks with the #1 ranking on or about the last business day before each Stock Selection Date.

Companies that, as of the Stock Selection Date, Value Line has announced will be removed from Value Line's #1 ranking for Timeliness will be removed from the universe of securities from which stocks are selected for the Fund.

First Trust selects the common stocks of the 25 companies in the following manner:
o Starting with the 100 stocks to which Value Line gives the #1 ranking for Timeliness, First Trust removes from consideration the stocks of companies considered to be securities related issuers and the stocks of companies whose shares are not listed on a U.S. securities exchange.
o First Trust then ranks the remaining stocks from the best (1) to worst (100) on the following four factors:
    o   Consistent growth based on 6-month, and
    o   12-month price appreciation, and
    o   Profitability based on return on assets, and
    o   Value based on their price to cash flow.
o First Trust adds up the numerical ranks achieved by each company in the above steps and selects the 25 stocks with the lowest sums.
The selected stocks are weighted by market capitalization subject to the restriction that no stock will comprise less than approximately 1% or more than 7.5% of the Value Line(R) Target 25 Strategy portion of the portfolio on or about the last business day before each Stock Selection Date. The securities will be adjusted on a proportional basis to accommodate this constraint.

THE TARGET SMALL-CAP 15 STRATEGY
The Target Small-Cap Strategy seeks to achieve its objective by investing in the stocks of 15 small-capitalization companies that have recently exhibited certain positive financial attributes.

First Trust selects the stocks of the 15 companies for this strategy in the following manner:

o First Trust begins with the stocks of all U.S. corporations that trade on the New York Stock Exchange (NYSE), the American Stock Exchange (AMEX), or the Nasdaq Stock market (Nasdaq) (excluding limited partnerships, American Depositary Receipts, and mineral and oil royalty trusts) at the close of business on or about the last trading day prior to the Stock Selection Date.

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The Allianz Variable Insurance Products Trust Prospectus May 1, 2007

o First Trust then selects companies that have a market capitalization between $500 million and $2.5 billion and whose stock has an average daily trading volume of at least $1 million.
o   First Trust then selects those stocks with positive three-year sales growth.
o From those stocks, First Trust selects the stocks whose most recent annual earnings are positive.
o First Trust eliminates any stock whose price has appreciated by more than 75% in the preceding 12 months.
o Finally, First Trust selects the 15 stocks with the greatest price appreciation in the previous 12 months. Each of the stock's weighting in the portfolio is based on its relative market capitalization (highest to lowest).

GLOBAL DIVIDEND TARGET 15 STRATEGY
The Global Dividend Target 15 Strategy seeks to achieve its objective by investing in the common stocks of certain companies included in the Dow Jones Industrial AverageSM (DJIA), the Financial Times Ordinary Index (FT30 Index or Financial Times 30 Index), and the Hang Seng IndexSM. This strategy invests in the common stocks of the five companies with the lowest per share stock price of the ten companies in each of the DJIA, the FT30 Index and the Hang Seng Index, respectively that have the highest indicated annual dividend yields ("Dividend Yields") in their respective index. First Trust selects the common stocks for this strategy in the following manner:
o First Trust determines the Dividend Yield on each common stock in the DJIA, the FT30 Index and the Hang Seng Index;
o First Trust determines the ten companies in each of the DJIA, the FT30 Index, and the Hang Seng Index that have the highest Dividend Yield in the respective index; and
o From those companies, First Trust then selects an approximately equally weighted portfolio of the common stocks of the 5 companies in each index with the lowest price per share.

Companies whose removal from the DJIA, the FT 30 Index or the Hang Seng Index has been announced as of the Stock Selection Date will be removed from the universe of securities from which stocks are selected.

NYSE(R) INTERNATIONAL TARGET 25 STRATEGY
The NYSE(R) International Target 25 Strategy seeks to achieve its objective by investing in foreign companies in an effort to increase diversification, reduce volatility, and provide the potential for enhanced performance. This strategy invests in the common stocks of 25 companies selected from the stocks included in the NYSE International 100 IndexSM. The NYSE International 100 Index consists of the 100 largest non-U.S. stocks trading on the New York Stock Exchange.

First Trust selects the stocks of the 25 companies for this strategy in the following manner:
o First Trust begins with the stocks included in the Index on or about the Stock Selection Date.
o First Trust then screens for liquidity by eliminating companies with average daily trading volume for the prior three months below $300,000.
o   First Trust then ranks the remaining stocks based on two factors:
    o   Price-to-book ratio, and
    o   Price-to-cash flow ratio.
    Lower, but positive price-to-book ratios and price-to-cash flow ratios are generally used as an indication of value.
o From those companies, First Trust then selects an approximately equally weighted portfolio of the 25 stocks with the best overall ranking based on the two ratios.

Companies that, as of the Stock Selection Date, the NYSE has announced will be removed from the NYSE International 100 Index will be removed from the universe of securities from which the 25 stocks are selected.

FIXED INCOME PORTFOLIO
For the Fund's Fixed Income Portfolio, the Manager may allocate from 0% to 100% of the Fund's assets allocated to the Fixed Income Portfolio to either of two separate strategies: the Total Return Strategy and the Diversified Income Strategy. The Manager may change the allocation between the two Fixed Income strategies at any time if it believes that doing so will increase the Fund's ability to achieve its investment objective.

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The Allianz Variable Insurance Products Trust Prospectus May 1, 2007

For purposes of the Fixed Income Portfolio, "Fixed Income Instruments" includes:
o Securities issued or guaranteed by the U.S. government, and by its agencies or government-sponsored enterprises, some of which may not be guaranteed by the U.S. Treasury;
o Corporate debt securities of U.S. and non-U.S. issuers, including convertible securities and corporate commercial paper;
o   Mortgage-backed and other asset-backed securities;
o   Inflation-indexed bonds issued both by governments and corporations;
o Structured notes, including hybrid or "indexed" securities, and event-linked bonds;
o   Loan participations and assignments;
o   Delayed funding loans and revolving credit facilities;
o   Bank certificates of deposit, fixed time deposits, and bankers' acceptances;
o   Repurchase agreements and reverse repurchase agreements;
o Debt securities issued by states or local governments and their agencies, authorities, and other government-sponsored enterprises;
o Obligations of non-U.S. governments or their subdivisions, agencies, and government-sponsored enterprises; and
o   Obligations of international agencies or supranational entities.

TOTAL RETURN STRATEGY
The Total Return Strategy seeks to achieve its investment objective by investing under normal circumstances at least 65% of its total assets in a diversified portfolio of Fixed Income Instruments (as defined below) of varying maturities. The average portfolio duration of this strategy normally varies within a three- to six-year time frame based on PIMCO's forecast for interest rates.

The Total Return Strategy invests primarily in investment grade debt securities, but may invest up to 10% of the total assets allocated to the strategy in high yield securities ("junk bonds") rated B or higher by Moody's or S&P or, if unrated, determined by PIMCO to be of comparable quality. The Total Return Strategy may invest up to 30% of the total assets allocated to it in securities denominated in foreign currencies and may invest beyond this limit in U.S. dollar-denominated securities of foreign issuers. The Total Return Strategy will normally limit its foreign currency exposure (from non-U.S. dollar-denominated securities or currencies) to 20% of the total assets allocated to it.

The Total Return Strategy may invest all of the assets allocated to it in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities. The Total Return Strategy may not invest in equity securities. The Total Return Strategy may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques, such as buy backs or dollar rolls. The "total return" sought by the strategy consists of income earned on the strategy's investments, plus capital appreciation, if any, which generally arises from decreases in interest rates or improving credit fundamentals for a particular sector or security.

DIVERSIFIED INCOME STRATEGY
The Diversified Income Strategy seeks to achieve its investment objective by investing under normal circumstances at least 65% of its total assets in a diversified pool of Fixed Income Instruments (as defined above) of varying maturities. The average portfolio duration of the Diversified Income Strategy normally varies within a three- to eight-year time frame based on PIMCO's forecast for interest rates.

The Diversified Income Strategy may invest in a diversified pool of corporate fixed income securities of varying maturities. The Diversified Income Strategy may invest all of its assets in high yield securities ("junk bonds") subject to a maximum of 10% of its total assets in securities rated below B by Moody's or by S&P or, if unrated, determined by PIMCO to be of comparable quality. In addition, the Diversified Income Strategy may invest, without limit, in fixed income securities of issuers that are tied economically to emerging securities markets.

The Diversified Income Strategy may invest up to 30% of its total assets in securities denominated in foreign currencies and may invest beyond this limit in U.S. dollar-denominated securities of foreign issuers. The Diversified Income


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The Allianz Variable Insurance Products Trust Prospectus May 1, 2007

Strategy will normally limit its foreign currency exposure (from non-U.S. dollar-denominated securities or currencies) to 20% of its total assets.

The Diversified Income Strategy may invest all of its assets in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities. The Diversified Income Strategy may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls). The total return sought by the Diversified Income Strategy consists of income earned on the Strategy's investments, plus capital appreciation, if any, which generally arises from decreases in interest rates or improving credit fundamentals for a particular sector or security.


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PRINCIPAL INVESTMENT RISKS
The price per share of the Fund will fluctuate with changes in value of the investment held by the Fund. You may lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. There is no guarantee that the Fund will achieve its objective.

The Fund attempts to balance the goals of capital appreciation and preservation of capital by investing its assets at a targeted allocation of 60% to 70% in equity securities and 30% to 40% in fixed income securities. The allocation targets are intended to help moderate the impact of equity market volatility on the returns of the Fund by diversifying the Fund. Since the Fund invests a higher proportion of its assets in equity securities and a lower proportion in fixed income securities than the AZL TargetPLUS Balanced Fund, the Fund is more subject to the risks associated with the Equity Portfolio and less subject to those associated with the Fixed Income Portfolio than the AZL TargetPLUS Balanced Fund. Conversely, the Fund is less subject to the risks associated with the Equity Portfolio and more subject to those associated with the Fixed Income Portfolio than the AZL TargetPLUS Growth Fund because the AZL TargetPLUS Growth Fund allocates a still higher percentage of its assets to equity investments.

THE FUND FACES THE FOLLOWING PRINCIPAL RISKS:
O MARKET RISK: The market price of securities owned by the Fund may go up or down, sometimes rapidly and unpredictably. Securities may decline in value due to factors affecting securities market generally or particular industries represented in the securities markets. The value of a security may decline due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates, or adverse investor sentiment. They may also decline due to factors that affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. During a general downturn in the securities markets, multiple asset classes may decline in value simultaneously. Equity securities generally have greater price volatility than fixed income securities.
O ISSUER RISK: The value of a security may decline for a number of reasons that are related directly to the issuer, such as management performance, financial leverage, and reduced demand for the issuers' goods or services.
O MANAGEMENT RISK: The Fund is subject to management risk because it is an actively managed investment portfolio. The individual portfolio managers of each of the Fund's two Subadvisers will apply investment techniques and risk analyses in making investment decisions for their respective portion of the Fund's assets, but there can be no guarantee that they will produce the desired results.
O STRATEGY SELECTION RISK: The Manager may have a potential conflict of interest in allocating Fixed Income Portfolio assets between the Diversified Income Strategy and the Total Return Strategy because the subadvisory fee rate it pays to the Subadviser are different for the two strategies.
O FOREIGN RISK: Foreign securities may experience more rapid and extreme changes in value than securities of U.S. companies, and owning foreign securities could cause the Fund's performance to fluctuate more than if it held only U.S. securities. The securities markets of many foreign countries are relatively small, with a limited number of companies representing a small number of industries. Additionally, issuers of foreign securities are usually not subject to the same degree of regulation as U.S. issuers. Reporting, accounting, and auditing standards of foreign countries differ, in some cases significantly, from U.S. standards. Also, nationalization, expropriation or confiscatory taxation, currency blockage, political changes, or diplomatic developments could adversely affect the Fund's investments in a foreign country. In the event of nationalization, expropriation or other confiscation, the Fund could

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The Allianz Variable Insurance Products Trust Prospectus May 1, 2007 lose its entire investment in foreign securities. Adverse conditions in a certain region can adversely affect securities of other countries whose economies appear to be unrelated. To the extent that the Fund invests a significant portion of its assets in a concentrated geographic area like Eastern Europe or Asia, the Fund will generally have more exposure to regional economic risks associated with foreign investments. In the Equity Portfolio, all of the securities in the NYSE International Target 25 Strategy, the majority of the securities in the Global Dividend Target 15 Strategy, and certain of the securities in other strategies are issued by foreign companies.

O EMERGING MARKETS RISK: Foreign investment risk may be particularly high to the extent that the Fund invests in emerging market securities of issuers based in countries with developing economies. These securities may present market, credit, currency, liquidity, legal, political, and other risks different from, or greater than, the risks of investing in developed foreign countries.
O CURRENCY RISK: Funds that invest directly in foreign currencies or in securities that trade in, and receive revenues in, foreign currencies are subject to the risk that those currencies will decline in value relative to the U.S. dollar, or in the case of a hedging position, that the U.S. dollar will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reason, including changes in interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks, or supranational entities such as the International Monetary Fund, or the imposition of currency controls or other political developments in the U.S. or abroad. As a result, investment in foreign currency-denominated securities may reduce the Fund's returns.
O ALLOCATION RISK: Allocation risk refers to the possibility that the Manager could allocate assets in a manner which results in the Fund underperforming other similar funds. Because the Fund's two underlying portfolios represent different asset classes, each portfolio is subject to different levels and combinations of risk, depending on the Fund's exact asset allocation.
O DIVIDEND RISK: There is no guarantee that the issuers of the stocks held by the Equity Portfolio will declare dividends in the future or that if declared, they will either remain at current levels or increase over time. Because a significant portion of the securities held by the Fixed Income Portfolio may have variable or floating interest rates, the amounts of its monthly distributions to shareholders are expected to vary with fluctuations in market interest rates. Generally, when market interest rates fall, the amount of the distributions to shareholders will likewise decrease.

THE FUND'S EQUITY PORTFOLIO FACES THE FOLLOWING PRINCIPAL RISKS:

O INVESTMENT STRATEGY RISK: Certain strategies used in the Equity Portfolio involve selecting common stocks that have high dividend yields relative to other common stocks comprising an index. The dividend yields of such stocks may be high relative to such other stocks because the share price of the stock has declined relative to such other stocks. The stocks selected may be out of favor with investors because the issuer is experiencing financial difficulty, has had or forecasts weak earnings performance, has been subject to negative publicity, or has experienced other unfavorable developments relating to its business. There can be no assurance that the negative factors that have caused the issuer's stock price to have declined relative to other stocks will not cause further decreases in the issuer's stock price, or that the dividend paid on the stock will be maintained.

    Certain strategies involve selecting common stocks of issuers that have experienced certain rates of growth in sales and stocks that have experienced recent price appreciation. There can be no assurance that the issuers whose stocks are selected will continue to experience growth in sales, or that the issuer's operations will result in positive earnings even if sales continue to grow. There further can be no assurance that the prices of such issuers' stocks will not decline.

    Value Line's Timeliness rankings reflect Value Line's views as to the prospective price performance of the #1 ranked stocks relative to other stocks ranked by Value Line. There is no assurance that the #1 ranked stocks will actually perform better than other stocks and, as a result, the Fund's Equity Portfolio may underperform other similar investments.

O LIMITED MANAGEMENT RISK: The Equity Portfolio's strategy of investing in companies according to criteria determined on or about the last business day before each Stock Selection Date prevents the Equity Portfolio from responding to market fluctuations, or changes in the financial condition or business prospects of the selected companies, between Stock Selection Dates. As compared to other funds, this could subject the Fund to more risk if one of the selected stocks declines in price or if certain sectors of the market, or the United States economy,

--------------------------------------------------------------------------------
The Allianz Variable Insurance Products Trust Prospectus May 1, 2007 experience downturns. This investment strategy may also prevent the Fund from taking advantage of opportunities available to other similar funds.

O SMALL CAPITALIZATION RISK: Investing in small-capitalization companies may present additional risk because such companies have less predictable earning or no earnings, more volatile share prices, and less liquid securities than large-capitalization companies. Small-capitalization companies may live limited product lines or service offerings, shorter operating histories, less experienced management, and more limited financial resources than larger companies. Small-cap stocks may not be widely followed by the investment community, resulting in less demand and lower trading volumes.
O CONCENTRATION RISK. The Equity Portfolio invests in a limited number of securities, and the securities selected for the strategies used to manage the Equity Portfolio may be issued by companies concentrated in particular industries, including consumer products and technology. Companies within an industry are often faced with the same obstacles, issues or regulatory burdens, and their common stock may react similarly and move in unison to these and other market conditions. As a result of these factors, stocks in which the Equity Portfolio invests may be more volatile and subject to greater risk of adverse developments that may affect many of the companies in which the Equity Portfolio invests, than a mixture of stocks of companies from a wide variety of industries. Generally, in the context of the total portfolio, these holdings may not be large enough to consider the fund as a whole as concentrated.
O LICENSE TERMINATION RISK. The Equity Portfolio relies on licenses from third parties granted to First Trust that permit the use of the intellectual property of such parties in connection with the investment strategies of the Equity Portfolio. Such licenses may be terminated by the licensors, and as a result, the Equity Portfolio may lose its ability [to use the licensed name as a part of the name of the one of the Equity Portfolio's strategies or] to receive data from the third party as it relates to the licensed investment strategy. Accordingly, in the event a license is terminated the Equity Portfolio may have to change its investment strategies.

THE FUND'S FIXED INCOME PORTFOLIO FACES THE FOLLOWING PRINCIPAL RISKS:
O INTEREST RATE RISK: As nominal interest rates rise, the value of fixed income securities held by the Fund is likely to decrease. Securities with longer durations tend to be more sensitive to changes in interest rates, usually making them more volatile than securities with shorter durations. A nominal interest rate can be described as the sum of a real interest rate and an expected inflation rate. Inflation-indexed securities, including Treasury Inflation-Protected Securities ("TIPS"), decline in value when real interest rates rise. In certain interest rate environments, such as when real interest rates are rising faster than nominal interest rates, inflation-indexed securities may experience greater losses than other fixed income securities with similar durations.
O CREDIT RISK: The Fund could lose money if the issuer or the guarantor of a fixed income security, or the counterparty to a derivatives contract, repurchase agreement, or a loan of portfolio securities, is unwilling or unable to make payments of principal and/or interest in a timely manner, or to otherwise honor its obligations. Securities are subject to varying degrees of credit risk, which are often reflected in their credit ratings. Municipal bonds are subject to the risk that litigation, legislation, or other political events, local business or economic conditions, or the bankruptcy of the issuer could have a significant effect on an issuer's ability to make payments of principal and/or interest.
O HIGH YIELD RISK (DIVERSIFIED INCOME STRATEGY ONLY): Funds that invest in high yield securities and unrated securities of similar credit quality (commonly known as "junk bonds") may be subject to greater levels of credit and liquidity risk than funds that do not invest in such securities. These securities are considered predominately speculative with respect to the issuer's continuing ability to make principal and interest payments. An economic downturn or period of rising interest rates could adversely affect the market for these securities and reduce the Fund's ability to sell these securities (liquidity risk). If the issuer of a security is in default with respect to interest or principal payments, the Fund may lose the value of its entire investment.
O LIQUIDITY RISK: Liquidity risk exists when particular investments are difficult to purchase or sell. Investments in illiquid securities may reduce the returns of the Fund because it may be unable to sell the illiquid securities at an advantageous time or price. Funds with principal investment strategies that involve foreign securities, derivatives, or securities with substantial market and/or credit risk tend to have the greatest exposure to liquidity risk.

O DERIVATIVES RISK: A derivative is a financial contract whose value depends on, or is derived from, the value of an underlying asset, reference rate, or index. Funds typically use derivatives as a substitute for taking a position in the underlying asset and/or as part of a strategy designed to reduce exposure to other risks, such as interest rate or

--------------------------------------------------------------------------------
The Allianz Variable Insurance Products Trust Prospectus May 1, 2007 currency risk. Funds may also use derivatives for leverage, in which case their use would involve leveraging risk. Use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Derivatives are subject to a number of other risks, such as liquidity risk, interest rate risk, market risk, credit risk, and management risk. Derivatives also involve the risk of mispricing or improper valuation and the risk that changes in the value may not correlate perfectly with the underlying asset, rate, or index. Using derivatives may result in losses, possibly in excess of the principal amount invested. Also, suitable derivative transactions may not be available in all circumstances, and there can be no assurance the Fixed Income Portfolio will engage in these transactions to reduce exposure to other risks when doing so would be beneficial.
O MORTGAGE RISK: Investing in mortgage-related securities is subject to certain additional risks. Rising interest rates tend to extend the duration of mortgage-related securities, making them more sensitive to changes in interest rates. As a result, in a period of rising interest rates, a fund that holds mortgage-related securities may exhibit additional volatility. This is known as extension risk. In addition, mortgage-related securities are subject to prepayment risk. When interest rates decline, borrowers may pay off their mortgages sooner than expected. This can reduce the returns of a fund because the fund will have to reinvest that money at the lower prevailing interest rates. This is known as contraction risk.
O LEVERAGING RISK: Certain transactions may give rise to a form of leverage. Such transactions may include, among others, reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery, or forward commitment transaction. The use of derivatives may also create leveraging risk. To mitigate leveraging risk, PIMCO will segregate or "earmark" liquid assets or otherwise cover transactions that may give rise to such risk. The use of leverage may cause a Fund to liquidate portfolio positions to satisfy its obligations or to meet segregation requirements when it may not be advantageous to do so. In addition, leverage may exaggerate the effect of any increase or decrease in the value of the Fund's securities.

A description of the Fund's policies and procedures with respect to the disclosure of the Fund's portfolio holdings is included in the SAI.

----------------------------------------------------------------------------------------------------------------------------
WHO MAY WANT TO INVEST?
--------------------------------------------------------------- ------------------------------------------------------------
CONSIDER INVESTING IN THIS FUND IF YOU ARE:                     THIS FUND MAY NOT BE APPROPRIATE FOR SOMEONE:
--------------------------------------------------------------- ------------------------------------------------------------
o   Investing in long-term goals, such as retirement            o   Seeking a short-term investment
--------------------------------------------------------------- ------------------------------------------------------------
o   Seeking capital appreciation and are willing to accept      o   Investing in emergency reserves
    the higher volatility associated with investing in
    foreign stocks and bonds
--------------------------------------------------------------- ------------------------------------------------------------
o   Seeking growth of capital                                   o   Seeking safety of principal
--------------------------------------------------------------- ------------------------------------------------------------

--------------------------------------------------------------------------------
PERFORMANCE INFORMATION
The performance bar chart and table are not presented because the Fund is new and has not had a full calendar year of operations.


--------------------------------------------------------------------------------
FEES AND EXPENSES
[TO BE UPDATED UPON AMENDMENT]
ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from Fund assets)
The following expense table indicates the estimated expenses that an investor will incur as a shareholder of the Fund during the current fiscal year. These expenses are reflected in the share price of the Fund. The tables below only reflect Fund expenses. Since the Funds are offered exclusively for variable contracts, there are also additional separate account expenses that would apply. If applicable separate account expenses were included, overall expenses would be higher.

--------------------------------------------------------------------------------
The Allianz Variable Insurance Products Trust Prospectus May 1, 2007

Management Fee                                                     0.52%
Distribution (12b-1) Fees                                          0.25%
Other Expenses                                                     0.12%
                                                                   -----
Total Annual Fund Operating Expenses                               0.89%
Fee Waiver((1))                                                    0.00%
[Acquired Fund Fees and Expenses](2)                              __.__%
                                                                  ------
Net Annual Fund Operating Expenses((1))                            0.89%
                                                                   =====

(1) Based on estimated fees and expenses for the current fiscal year, the Manager and the Fund have entered into a written contract limiting operating expenses to 0.89% through April 30, 2008. The Fund is authorized to reimburse the Manager for management fees previously waived and/or for the cost of Other Expenses paid by the Manager provided that such reimbursement will not cause the Fund to exceed any limits in effect at the time of such reimbursement. The Fund's ability to reimburse the Manager in this manner only applies to fees paid or reimbursements made by the Manager within the three fiscal years prior to the date of such reimbursement. Net Annual Fund Operating Expenses shown in the table include Acquired Fund Fees and Expenses and therefore may not equal the Expenses Net of Waivers/Reimbursements contained in the Financial Highlights.
(2) Acquired Fund Fees and Expenses are based on estimated amounts for the current fiscal year.


Please see the contract prospectus for more information regarding the additional fees and expenses associated with your variable contract.

EXPENSE EXAMPLE
Use the following table to compare fees and expenses of the Fund to other investment companies. It illustrates the amount of fees and expenses an investor would pay, assuming (1) a $10,000 investment, (2) 5% annual return, (3) redemption at the end of each time period, and (4) no changes in the Fund's total operating expenses. It does not reflect the effect of any fee or expense waivers. It also does not reflect separate account or insurance contract fees and charges. If it did, the costs shown would be higher. An investor's actual costs may be different.

[TO BE UPDATED UPON AMENDMENT]
                                 1 YEAR            3 YEARS
                                [$------]          [$-------]


--------------------------------------------------------------------------------
The Allianz Variable Insurance Products Trust Prospectus May 1, 2007

--------------------------------------------------------------------------------
RISK/RETURN SUMMARY                        AZL VAN KAMPEN AGGRESSIVE GROWTH FUND
--------------------------------------------------------------------------------

AZL VAN KAMPEN AGGRESSIVE GROWTH FUND

--------------------------------------------------------------------------------
INVESTMENT OBJECTIVE AND PRINCIPAL INVESTMENT STRATEGIES
The investment objective of the AZL Van Kampen Aggressive Growth Fund is capital growth. This objective may be changed by the Trustees of the Fund without shareholder approval.

In pursuit of its objective, the Fund normally invests at least 65% of its total assets in common stocks or other equity securities, including preferred stocks and convertible securities, that the Fund's Subadviser believes have an above-average potential for capital growth.

In selecting securities for investment, the Fund focuses primarily on equity securities of small and medium-sized companies, although the Fund may invest its assets in securities of large-sized companies that the Subadviser believes have an above-average potential for capital growth. Under current market conditions, the Fund's Subadviser generally defines small- and medium-sized companies by reference to those companies within or below the capitalization range of companies represented in the Russell MidCap Growth Index.

The Fund's primary approach is to seek what the Fund's Subadviser believes to be attractive growth opportunities on an individual company basis. The Fund's Subadviser uses a "bottom-up" disciplined style of investing that emphasizes the analysis of individual stocks rather than economic and market cycles. The Fund focuses on those companies that exhibit rising earnings expectations or rising valuations. In selecting securities for investment, the Fund generally seeks companies that appear to be positioned to produce an attractive level of future earnings through the development of new products, services or markets or as a result of changing markets or industry conditions.

The Fund does not limit its investments to any single group or type of security. The Fund may invest in securities involving special circumstances, such as initial public offerings, companies with new management or management reliant upon one or a few key people, special products and techniques, limited or cyclical product lines, markets or resources or unusual developments, such as mergers, liquidations, bankruptcies or leveraged buyouts.

The Fund generally sells securities when earnings expectations or valuations flatten or decline. Other factors include a change in economic or market factors in general or with respect to a particular industry, a change in the market trend or other factors affecting an individual security, changes in the relative market performance or appreciation possibilities offered by individual securities and other circumstances bearing on the desirability of a given investment.

The Fund may invest up to 25% of its total assets in securities of foreign issuers, including emerging market securities. The Fund may purchase and sell certain derivative instruments, such as options, futures and options on futures, for hedging and cash management purposes.

For temporary defensive purposes, or when cash is temporarily available, the Fund may invest in investment grade, short-term debt instruments, including government, corporate and money market securities. If the Fund invests substantially in such instruments, it may not be pursuing its principal investment strategies and may not achieve its investment objective.


--------------------------------------------------------------------------------
PRINCIPAL INVESTMENT RISKS
The price per share of the Fund will fluctuate with changes in value of the investments held by the Fund. You may lose money by investing in the Fund. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the FDIC or any other government agency. There is no guarantee that the Fund will achieve its objective. The Fund faces the following general risks:

O MARKET RISK: The values of stocks fluctuate in response to the activities of individual companies and general stock market and economic conditions. Stock prices may decline over short or even extended periods. Stocks are more volatile and riskier than some other forms of investment, such as short-term, high-grade fixed income securities.

O SELECTION RISK: Selection risk is the risk that poor security selection will cause the Fund to underperform other funds with similar investment objectives.

O GROWTH STOCKS RISK: The returns on growth stocks may or may not move in tandem with the returns on other styles of investing, or the stock market. Growth stocks may be particularly susceptible to rapid price swings during periods of economic uncertainty or in the event of earnings disappointments. Further, growth stocks typically have little or no

--------------------------------------------------------------------------------
The Allianz Variable Insurance Products Trust Prospectus May 1, 2007 dividend income to cushion the effect of adverse market conditions. To the extent a growth style of investing emphasizes certain sectors of the market, such investments will be more sensitive to market, political, regulatory and economic factors affecting those sectors.
O CAPITALIZATION RISK: To the extent the Fund invests significantly in small or mid-capitalization companies, it may have capitalization risk. These companies may present additional risk because they have less predictable earnings, more volatile share prices and less liquid securities than large capitalization companies. These securities may fluctuate in value more than those of larger, more established companies and, as a group, may suffer more severe price declines during periods of generally declining stock prices.
O FOREIGN AND EMERGING MARKETS RISK: Because the Fund may own securities of foreign issuers, it may be subject to risks not usually associated with owning securities of U.S. issuers, such as risks related to different accounting, legal and disclosure standards, different trading market and practices, and trading in different currencies. In addition, investments in emerging markets, which the Fund is permitted to make, present greater risk than investing in foreign issuers generally.
O DERIVATIVE INSTRUMENTS RISK: The Fund may invest in derivative instruments such as futures, options and options on futures, in order to hedge a portfolio security. The value of a derivative instrument is generally determined independently from the hedged security and could result in a loss to the Fund when a change in the price of the derivative does not correlate with a change in the value of the hedged security. Derivatives used for risk management may not have the intended effect and may result in losses or missed opportunities. Derivatives can increase share price volatility and those that involve leverage could magnify losses. Certain types of derivatives involve costs to the Fund that can reduce returns. The other party to a derivatives contract could default.
O FREQUENT TRADING: The Fund may actively and frequently trade its portfolio securities. High portfolio turnover (100% or more) results in higher transaction costs and can adversely affect the Fund's performance.

For more information about Temporary Defensive Positions and Foreign and Emerging Markets Risk, see "More About the Funds."


A description of the Fund's policies and procedures with respect to the disclosure of the Fund's portfolio holdings is included in the SAI.

----------------------------------------------------------------------------------------------------------------------------
WHO MAY WANT TO INVEST?
--------------------------------------------------------------- ------------------------------------------------------------
CONSIDER INVESTING IN THIS FUND IF YOU ARE:                     THIS FUND MAY NOT BE APPROPRIATE FOR SOMEONE:
--------------------------------------------------------------- ------------------------------------------------------------
O   Investing for long-term goals, such as retirement           O   Seeking safety of principal
--------------------------------------------------------------- ------------------------------------------------------------
O   Seeking to add an aggressive growth component to your       O   Investing for the short-term or investing emergency
    portfolio                                                       reserves
--------------------------------------------------------------- ------------------------------------------------------------
O   Seeking capital appreciation and are willing to accept      O   Looking primarily for regular income
    the higher volatility associated with investing in small-
    and mid-cap growth stocks
--------------------------------------------------------------- ------------------------------------------------------------


--------------------------------------------------------------------------------
The Allianz Variable Insurance Products Trust Prospectus May 1, 2007

--------------------------------------------------------------------------------
PERFORMANCE INFORMATION
The following bar chart and table provide an indication of the risks of an investment in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns for one year, five years and since its inception compare with those of a broad measure of market performance.

Both the bar chart and the table assume reinvestment of dividends and distributions, and reflect fee waivers. Without fee waivers, the Fund's performance would have been lower.

The performance of the Fund will vary from year to year. The Fund's performance does not reflect the cost of insurance and separate account charges which are imposed under your variable annuity contract or variable life insurance policy. If they were included, performance would be reduced. Past performance does not indicate how the Fund will perform in the future.

PERFORMANCE BAR CHART AND TABLE
[TO BE UPDATED UPON AMENDMENT]
                           CALENDAR YEAR TOTAL RETURN

                       [INSERT PERFORMANCE BAR CHART HERE]

     HIGHEST AND LOWEST QUARTER RETURNS (FOR PERIODS SHOWN IN THE BAR CHART)
                Highest [(Q2, 2003)]                          [18.25%]
                Lowest [(Q3, 2002)]                          [-15.12%]


AVERAGE ANNUAL TOTAL RETURNS
                                                                ONE YEAR ENDED       FIVE YEARS ENDED        SINCE
                                                 INCEPTION     DECEMBER 31, 2006    DECEMBER 31, 2006      INCEPTION
AZL Van Kampen Aggressive Growth Fund            5/1/2001           _____%                _____%            _____%
Russell MidCap Growth Index                                         _____%                _____%            _____%

The Fund's performance is compared to the Russell MidCap Growth Index, an unmanaged index which measures the performance of individual securities found in the Russell MidCap universe with higher price-to-book ratios and higher forecasted growth values. The index does not reflect the deduction of fees associated with a mutual fund, such as investment management and fund accounting fees. The Fund's performance reflects the deduction of fees for services provided to the Fund. Investors cannot invest directly in an index, although they can invest in the underlying securities.

--------------------------------------------------------------------------------
The Allianz Variable Insurance Products Trust Prospectus May 1, 2007

--------------------------------------------------------------------------------
FEES AND EXPENSES
ANNUAL FUND OPERATING EXPENSES
(EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
The following expense table indicates the estimated expenses that an investor will incur as a shareholder of the Fund during the current fiscal year. These expenses are reflected in the share price of the Fund. The tables below only reflect Fund expenses. Since the Funds are offered exclusively for variable contracts, there are also additional separate account expenses that would apply. If applicable separate account expenses were included, overall expenses would be higher.

[TO BE UPDATED UPON AMENDMENT]
        Management Fee(1)                                               .90%
        Distribution (12b-1) Fees                                       .25%
        Other Expenses                                                  .18%
                                                                        ----
        Total Annual Fund Operating Expenses                           1.33%
        Fee Waiver(2)                                                  0.03%
        [Acquired Fund Fees and Expenses](3)                          __.__%
                                                                      ------
        Net Annual Fund Operating Expenses(1),(2)                      1.30%

(1) The Manager and the Fund have entered into a written agreement whereby the Manager has voluntarily reduced the management fee to .80% on the first $100 million of assets, .75% on the next $150 million of assets and .80% on the next $250 million of assets through April 30, 2008. [If this voluntary fee reduction were reflected in the table, the Net Annual Fund Operating Expense would be ____%]
(2) The Manager and the Fund have entered into a written contract limiting operating expenses to 1.30% through April 30, 2008. The Fund is authorized to reimburse the Manager for management fees previously waived and/or for the cost of Other Expenses paid by the Manager provided that such reimbursement will not cause the Fund to exceed any limits in effect at the time of such reimbursement. The Fund's ability to reimburse the Manager in this manner only applies to fees paid or reimbursements made by the Manager within the three fiscal years prior to the date of such reimbursement. Net Annual Fund Operating Expenses shown in the table include Acquired Fund Fees and Expenses and therefore may not equal the Expenses Net of Waivers/Reimbursements contained in the Financial Highlights.
(3) Acquired Fund Fees and Expenses are based on estimated amounts for the current fiscal year.

Please see the contract prospectus for more information regarding the additional fees and expenses associated with your variable contract.


--------------------------------------------------------------------------------
EXPENSE EXAMPLE
Use the following table to compare fees and expenses of the Fund to other investment companies. It illustrates the amount of fees and expenses an investor would pay, assuming (1) a $10,000 investment, (2) 5% annual return, (3) redemption at the end of each time period, and (4) no changes in the Fund's total operating expenses. It does not reflect the effect of any fee or expense waivers. It also does not reflect separate account or insurance contract fees and charges. If it did, the costs shown would be higher. An investor's actual costs may be different.

[TO BE UPDATED UPON AMENDMENT]
      1 YEAR            3 YEARS           5 YEARS          10 YEARS
      [$132]             [$418]           [$726]           [$1,599]


--------------------------------------------------------------------------------
The Allianz Variable Insurance Products Trust Prospectus May 1, 2007

--------------------------------------------------------------------------------
RISK/RETURN SUMMARY                                 AZL VAN KAMPEN COMSTOCK FUND
--------------------------------------------------------------------------------

AZL VAN KAMPEN COMSTOCK FUND
--------------------------------------------------------------------------------
INVESTMENT OBJECTIVE AND PRINCIPAL INVESTMENT STRATEGIES
The investment objective of the AZL Van Kampen Comstock Fund is to seek capital growth and income through investing in equity securities, including common stocks, preferred stocks and convertible securities. This objective may be changed by the Trustees of the Fund without shareholder approval.

In pursuit of its objective, the Fund normally invests at least 80% of its net assets plus any borrowings for investment purposes in common stocks. In selecting securities for investment, the Fund focuses primarily on the security's potential for capital growth and income.

The Fund emphasizes a "value" style of investing in seeking well-established, undervalued companies. The Fund's Subadviser generally seeks to identify companies that are undervalued and have identifiable factors that might lead to improved valuations. This catalyst could come from within the company in the form of new management, operational enhancements, restructuring or reorganization. It could also be an external factor, such as an improvement in industry conditions or a regulatory change. The Fund may invest in issuers of small-, medium- or large-capitalization companies.

The Fund may dispose of a security whenever, in the opinion of the Fund's Subadviser, factors indicate it is desirable to do so. Such factors include changes in economic or market factors in general or with respect to a particular industry, a change in the market trend or other factors affecting an individual security, change in the relative market performance or appreciation possibilities offered by individual securities and other circumstances bearing on the desirability of a given investment.

The Fund may invest up to 25% of its total assets in securities of foreign issuers, including emerging market securities. The Fund may purchase or sell certain derivative instruments, such as options, futures and options on futures, for hedging and cash management purposes.

For temporary defensive purposes, or when cash is temporarily available, the Fund may invest in investment grade, short-term debt instruments, including government, corporate and money market securities. If the Fund invests substantially in such instruments, it may not be pursuing its principal investment strategies and may not achieve its investment objective.



--------------------------------------------------------------------------------
PRINCIPAL INVESTMENT RISKS
The price per share of the Fund will fluctuate with changes in value of the investments held by the Fund. You may lose money by investing in the Fund. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the FDIC or any other government agency. There is no guarantee that the Fund will achieve its objective. The Fund faces the following general risks:


O MARKET RISK: The values of stocks fluctuate in response to the activities of individual companies and general stock market and economic conditions. Stock prices may decline over short or even extended periods. Stocks are more volatile and riskier than some other forms of investment, such as short-term, high-grade fixed income securities.
O SELECTION RISK: Selection risk is the risk that poor security selection will cause the Fund to underperform other funds with similar investment objectives.
O VALUE STOCKS RISK: A "value" style of investing emphasizes undervalued companies with characteristics that might lead to improved valuations. This style of investing is subject to the risk that the valuations never improve or that the returns on "value" equity securities are less than returns on other styles of investing, or the overall stock market.
O CAPITALIZATION RISK: To the extent the Fund Invests significantly in small or mid-capitalization companies, it may have capitalization risk. These companies may present additional risk because they have less predictable earnings, more volatile share prices and less liquid securities than large capitalization companies. These securities may fluctuate in value more than those of larger, more established companies and, as a group, may suffer more severe price declines during periods of generally declining stock prices.
O FOREIGN AND EMERGING MARKETS RISK: Because the Fund may own securities of foreign issuers, it may be subject to risks not usually associated with owning securities of U.S. issuers, such as different accounting, legal and disclosure standards, different trading market and practices, and trading in different currencies. In addition, investments in emerging markets, which the Fund is permitted to make, present greater risk than investments in developed countries.

--------------------------------------------------------------------------------
The Allianz Variable Insurance Products Trust Prospectus May 1, 2007

O DERIVATIVE INSTRUMENTS RISK: The Fund may invest in derivative instruments such as futures, options and options on futures, in order to hedge a portfolio security. The value of a derivative instrument is generally determined independently from the hedged security and could result in a loss to the Fund when a change in the price of the derivative does not correlate with a change in the value of the hedged security. Derivatives used for risk management may not have the intended effect and may result in losses or missed opportunities. Derivatives can increase share price volatility and those that involve leverage could magnify losses. Certain types of derivatives involve costs to the Fund that can reduce returns. The other party to a derivatives contract could default.


For more information about Temporary Defensive Positions and Foreign and Emerging Markets Risk, see "More About the Funds."


A description of the Fund's policies and procedures with respect to the disclosure of the Fund's portfolio holdings is included in the SAI.


-----------------------------------------------------------------------------------------------------------------------------
WHO MAY WANT TO INVEST?
--------------------------------------------------------------- ------------------------------------------------------------
CONSIDER INVESTING IN THIS FUND IF YOU ARE:                     THIS FUND MAY NOT BE APPROPRIATE FOR SOMEONE:
--------------------------------------------------------------- ------------------------------------------------------------
O   Seeking capital growth and income over the long term        O   Seeking safety of principal
--------------------------------------------------------------- ------------------------------------------------------------
O   Investing for long-term goals, such as retirement           O   Investing for the short-term or investing emergency
                                                                    reserves
--------------------------------------------------------------- ------------------------------------------------------------
O Seeking to add a value stock component to your portfolio      O   Looking primarily for regular income
---------------------------------------------------------------
O   Can withstand volatility in the value of their investment
--------------------------------------------------------------- ------------------------------------------------------------

--------------------------------------------------------------------------------
PERFORMANCE INFORMATION
The following bar chart and table provide an indication of the risks of an investment in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns for one year, five years and since its inception compare with those of a broad measure of market performance.

Both the bar chart and the table assume reinvestment of dividends and distributions, and reflect fee waivers. Without fee waivers, the Fund's performance would have been lower.

The performance of the Fund will vary from year to year. The Fund's performance does not reflect the cost of insurance and separate account charges which are imposed under your variable annuity contract or variable life insurance policy. If they were included, performance would be reduced. Past performance does not indicate how the Fund will perform in the future.

PERFORMANCE BAR CHART AND TABLE
[TO BE UPDATED UPON AMENDMENT]
                           CALENDAR YEAR TOTAL RETURN

                       [INSERT PERFORMANCE BAR CHART HERE]

     HIGHEST AND LOWEST QUARTER RETURNS (FOR PERIODS SHOWN IN THE BAR CHART)
                Highest [(Q2, 2003)]                          [17.73%]
                Lowest [(Q3, 2002)]                          [-18.94%]

AVERAGE ANNUAL TOTAL RETURNS
                                                               ONE YEAR ENDED      FIVE YEARS ENDED
                                             INCEPTION        DECEMBER 31, 2006    DECEMBER 31, 2006    SINCE INCEPTION
AZL Van Kampen Comstock Fund                 5/1/2001              _____%               _____%               _____%
Russell 1000 Value Index                                           _____%               _____%               _____%

The Fund's performance is compared to the Russell 1000 Value Index, an unmanaged index that measures the performance of the certain securities found in the Russell universe with less-than-average growth orientation and low price-to-book and earnings ratios. The index does not reflect the deduction of fees associated with a mutual fund, such as

--------------------------------------------------------------------------------
The Allianz Variable Insurance Products Trust Prospectus May 1, 2007 investment management and fund accounting fees. The Fund's performance reflects the deduction of fees for services provided by the Fund. Investors cannot invest directly in an index, although they can invest in its underlying securities.

--------------------------------------------------------------------------------
FEES AND EXPENSES
ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from Fund assets)
The following expense table indicates the estimated expenses that an investor will incur as a shareholder of the Fund during the current fiscal year. These expenses are reflected in the share price of the Fund. The tables below only reflect Fund expenses. Since the Funds are offered exclusively for variable contracts, there are also additional separate account expenses that would apply. If applicable separate account expenses were included, overall expenses would be higher.

[TO BE UPDATED UPON AMENDMENT]
     Management Fee(1)                                                   .74%
     Distribution (12b-1) Fees                                           .25%
     Other Expenses                                                      .20%
                                                                         ----
     Total Annual Fund Operating Expenses                               1.19%
     Fee Waiver(2)                                                      0.00%
     [Acquired Fund Fees and Expenses](3)                              __.__%
                                                                       ------
     Net Annual Fund Operating Expenses(1),(2)                          1.19%

(1) The Manager and the fund have entered into a written agreement whereby the Manager has voluntarily reduced the management fee to 0.75% on the first $100 million of assets, 0.70% on assets from $100 million to $500 million and 0.65% on assets over $500 million through April 30, 2008. [If this temporary fee reduction were reflected in the table, the Net Annual Fund Operating Expense would be ___%.]
(2) The Manager and the Fund have entered into a written contract limiting operating expenses to 1.20% through April 30, 2008. The Fund is authorized to reimburse the Manager for management fees previously waived and/or for the cost of Other Expenses paid by the Manager provided that such reimbursement will not cause the Fund to exceed any limits in effect at the time of such reimbursement. The Fund's ability to reimburse the Manager in this manner only applies to fees paid or reimbursements made by the Manager within the three fiscal years prior to the date of such reimbursement. Net Annual Fund Operating Expenses shown in the table include Acquired Fund Fees and Expenses and therefore may not equal the Expenses Net of Waivers/Reimbursements contained in the Financial Highlights.
(3) Acquired Fund Fees and Expenses are based on estimated amounts for the current fiscal year.

Please see the contract prospectus for more information regarding the additional fees and expenses associated with your variable contract.


--------------------------------------------------------------------------------
EXPENSE EXAMPLE
Use the following table to compare fees and expenses of the Fund to other investment companies. It illustrates the amount of fees and expenses an investor would pay, assuming (1) a $10,000 investment, (2) 5% annual return, (3) redemption at the end of each time period, and (4) no changes in the Fund's total operating expenses. It does not reflect the effect of any fee or expense waivers. It also does not reflect separate account or insurance contract fees and charges. If it did, the costs shown would be higher. An investor's actual costs may be different.

[TO BE UPDATED UPON AMENDMENT]
      1 YEAR            3 YEARS           5 YEARS          10 YEARS
      [$121]             [$378]           [$654]           [$1,443]

--------------------------------------------------------------------------------
The Allianz Variable Insurance Products Trust Prospectus May 1, 2007

--------------------------------------------------------------------------------
RISK/RETURN SUMMARY                   AZL VAN KAMPEN EQUITY AND INCOME FUND
--------------------------------------------------------------------------------

AZL VAN KAMPEN EQUITY AND INCOME FUND

--------------------------------------------------------------------------------
INVESTMENT OBJECTIVE AND PRINCIPAL INVESTMENT STRATEGIES
The investment objective of the AZL Van Kampen Equity and Income Fund is to seek the highest possible income consistent with safety of principal, with long-term growth of capital as an important secondary objective. The Fund's objective may be changed by the Trustees of the Fund without shareholder approval.

Under normal market conditions, the Fund invests at least 65% of its total assets in income-producing equity securities. The Subadviser seeks to achieve the Fund's investment objectives by investing primarily in income-producing equity instruments (including common stocks, preferred stocks and convertible securities) and investment grade quality debt securities.

The Fund emphasizes a value style of investing, seeking well-established, undervalued companies that the Fund's Subadviser believes offer the potential for income with safety of principal and long-term growth of capital. At times, the Subadviser may emphasize certain sectors. Portfolio securities are typically sold when the assessments of the Fund's Subadviser of the income or growth potential of such securities materially change.

The Fund may invest up to 15% of its total assets in REITs and up to 25% of its total assets in securities of foreign issuers, including emerging market securities. The Fund may purchase and sell certain derivative instruments, such as options, futures contracts and options on futures contracts, for various portfolio management purposes, including to earn income, facilitate portfolio management and mitigate risks.

For temporary defensive purposes, or when cash is temporarily available, the Fund may invest in investment grade, short-term debt instruments, including government, corporate and money market securities. If the Fund invests substantially in such instruments, it may not be pursuing its principal investment strategies and may not achieve its investment objective.



--------------------------------------------------------------------------------
PRINCIPAL INVESTMENT RISKS
The price per share of the Fund will fluctuate with changes in value of the investments held by the Fund. You may lose money by investing in the Fund. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the FDIC or any other government agency. There is no guarantee that the Fund will achieve its objective. The Fund faces the following general risks:


O MARKET RISK: The values of stocks fluctuate in response to the activities of individual companies and general stock market conditions. Stock prices may decline over short or even extended periods. Stocks are more volatile and riskier than some other forms of investments, such as short-term, high-grade fixed income securities.
O SELECTION RISK: Selection risk is the risk that poor security selection will cause the Fund to underperform other funds with similar investment objectives.
O VALUE STOCKS RISK: A "value" style of investing emphasizes undervalued companies with characteristics for improved valuations. This style of investing is subject to the risk that the valuations never improve or that the returns on "value" equity securities are less than returns on other styles of investing, or the overall stock market.
O FOREIGN AND EMERGING MARKETS RISK: Because the Fund may invest in securities of foreign issuers, it may be subject to risks not usually associated with owning securities of U.S. issuers, such as different accounting, legal and disclosure standards, different trading markets and practices, and trading in different currencies. In addition, investments in emerging markets, which the Fund is permitted to make, may present greater risk than investing in foreign issuers generally.
O CREDIT RISK: Credit risk is the chance that a bond issuer will fail to repay interest and principal in a timely manner, reducing the Fund's return. Also, an issuer may suffer adverse changes in financial condition that could lower the credit quality and liquidity of a security, leading to greater volatility in the price of the security and the Fund's shares.
O DERIVATIVE INSTRUMENTS RISK: The Fund may invest in derivative instruments such as futures, options and options on futures, in order to hedge a portfolio security. The value of a derivative instrument is generally determined independently from the hedged security and could result in a loss to the Fund when a change in the price of the derivative does not correlate with a change in the value of the hedged security. Derivatives used for risk management may not have the intended effect and may result in losses or missed opportunities. Derivatives can increase share price

--------------------------------------------------------------------------------
The Allianz Variable Insurance Products Trust Prospectus May 1, 2007 volatility and those that involve leverage could magnify losses. Certain types of derivatives involve costs to the Fund that can reduce returns. The other party to a derivatives contract could default.
O INCOME RISK: Income risk is the chance that falling interest rates will cause the Fund's income to decline. Income risk is generally higher for short-term bonds.
O CALL RISK: If interest rates fall, it is possible that issuers of callable securities held by the Fund will call or prepay their securities before their maturity dates. In this event, the proceeds from the called securities would most likely be reinvested by the Fund in securities bearing the new, lower interest rates, resulting in a possible decline in the Fund's income and distributions to shareholders and termination of any conversion option on convertible securities.
O INDUSTRY SECTOR RISK: At times, the Fund may invest a significant portion of its assets in the securities of companies involved in the financial services sector. By focusing on a particular sector from time to time, the Fund carries greater risk of adverse developments in a sector than a fund that always invests in a wider variety of sectors. Financial services companies are subject to extensive government regulation, which may affect their profitability in many ways, including by limiting the amount and types of loans and other commitments they can make, and the interest rates and fees they can charge. A financial services company's profitability, and therefore its stock price is especially sensitive to interest rate changes throughout the world, as well as the ability of borrowers to repay their loans. Changing regulations, continuing consolidations and development of new products and structures are all likely to have a significant impact on financial services companies.
O REAL ESTATE INVESTMENTS RISK: The performance of real estate investments (REIT's) depends on the strength of real estate markets, REIT management and property management which can be affected by many factors, including national and regional economic conditions.


For more information about Temporary Defensive Positions and Foreign and Emerging Markets Risk, see "More About the Funds."


A description of the Fund's policies and procedures with respect to the disclosure of the Fund's portfolio holdings is included in the SAI.


-----------------------------------------------------------------------------------------------------------------------------
WHO MAY WANT TO INVEST?

---------------------------------------------------------------------- -----------------------------------------------------
CONSIDER INVESTING IN THIS FUND IF YOU ARE:                            THIS FUND MAY NOT BE APPROPRIATE FOR SOMEONE:
---------------------------------------------------------------------- -----------------------------------------------------
O   Seeking a high level of income                                     O   Seeking a short-term investment
---------------------------------------------------------------------- -----------------------------------------------------
O   Seeking to grow your capital over the long-term                    O   Investing in emergency reserves
---------------------------------------------------------------------- -----------------------------------------------------
O   Able to withstand volatility in the value of the shares of the
    Fund
----------------------------------------------------------------------
O   Looking for a fund that emphasizes a value style of investing and invests primarily in income-producing equity instruments and debt securities
---------------------------------------------------------------------- -----------------------------------------------------

--------------------------------------------------------------------------------
The Allianz Variable Insurance Products Trust Prospectus May 1, 2007

-------------------------------------------------------------------------------
PERFORMANCE INFORMATION
The following bar chart and table provide an indication of the risks of an investment in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns for one year and since its inception compare with those of a broad measure of market performance.

Both the bar chart and the table assume reinvestment of dividends and distributions, and reflect fee waivers. Without fee waivers, the Fund's performance would have been lower.

The performance of the Fund will vary from year to year. The Fund's performance does not reflect the cost of insurance and separate account charges which are imposed under your variable annuity contract or variable life insurance policy. If they were included, performance would be reduced. Past performance does not indicate how the Fund will perform in the future.

PERFORMANCE BAR CHART AND TABLE
[TO BE UPDATED UPON AMENDMENT]
                           CALENDAR YEAR TOTAL RETURN

                       [INSERT PERFORMANCE BAR CHART HERE]

     HIGHEST AND LOWEST QUARTER RETURNS (FOR PERIODS SHOWN IN THE BAR CHART)
                Highest [(Q3, 2005)]                          [4.37%]
                Lowest [(Q1, 2005)]                           [-1.01%]

AVERAGE ANNUAL TOTAL RETURNS
                                                                ONE YEAR ENDED           SINCE
                                              INCEPTION        DECEMBER 31, 2006       INCEPTION
AZL Van Kampen Equity and Income Fund         5/3/2004              _____%               _____%
Russell 1000 Value Index                                            _____%               _____%


The Fund's performance is compared to the Russell 1000 Value Index, an unmanaged index that measures performance of certain securities found in the Russell universe with less-than-average growth orientation and low price-to-book and earnings ratios. The index does not reflect the deduction of fees associated with a mutual fund, such as investment management and fund accounting fees. The Fund's performance reflects the deduction of fees for services provided to the Fund. Investors cannot invest directly in an index, although they can invest in the underlying securities.


--------------------------------------------------------------------------------
The Allianz Variable Insurance Products Trust Prospectus May 1, 2007

--------------------------------------------------------------------------------
FEES AND EXPENSES
ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from Fund assets)
The following expense table indicates the estimated expenses that an investor will incur as a shareholder of the Fund during the current fiscal year. These expenses are reflected in the share price of the Fund. The tables below only reflect Fund expenses. Since the Funds are offered exclusively for variable contracts, there are also additional separate account expenses that would apply. If applicable separate account expenses were included, overall expenses would be higher.

[TO BE UPDATED UPON AMENDMENT]
              Management Fee(1)                                            .75%
              Distribution (12b-1) Fees                                    .25%
              Other Expenses                                               .19%
                                                                           ----
              Total Annual Fund Operating Expenses                        1.19%
              Fee Waiver(2)                                               0.00%
              [Acquired Fund Fees and Expenses](3)                       __.__%
                                                                         ------
              Net Annual Fund Operating Expenses(1),(2)                   1.19%

(1) The Manager and the Fund have entered into a written agreement whereby the Manager has voluntarily reduced the management fee to 0.70% through April 30, 2008. If this voluntary fee reduction were reflected in the table, Net Annual Fund Operating Expenses would be 1.14%.
(2) The Manager and the Fund have entered into a written contract limiting operating expenses to 1.19% through April 30, 2008. The Fund is authorized to reimburse the Manager for management fees previously waived and/or for the cost of Other Expenses paid by the Manager provided that such reimbursement will not cause the Fund to exceed any limits in effect at the time of such reimbursement. The Fund's ability to reimburse the Manager in this manner only applies to fees paid or reimbursements made by the Manager within the three fiscal years prior to the date of such reimbursement. Net Annual Fund Operating Expenses shown in the table include Acquired Fund Fees and Expenses and therefore may not equal the Expenses Net of Waivers/Reimbursements contained in the Financial Highlights.
(3) Acquired Fund Fees and Expenses are based on estimated amounts for the current fiscal year.

Please see the contract prospectus for more information regarding additional fees and expenses associated with your variable contract.


--------------------------------------------------------------------------------
EXPENSE EXAMPLE
Use the following table to compare fees and expenses of the Fund to other investment companies. It illustrates the amount of fees and expenses an investor would pay, assuming (1) a $10,000 investment, (2) 5% annual return, (3) redemption at the end of each time period, and (4) no changes in the Fund's total operating expenses. It does not reflect the effect of any fee or expense waivers. It also does not reflect separate account or insurance contract fees and charges. If it did, the costs shown would be higher. An investor's actual costs may be different.

[TO BE UPDATED UPON AMENDMENT]
      1 YEAR            3 YEARS           5 YEARS          10 YEARS
      [$121]             [$378]           [$654]           [$1,443]


--------------------------------------------------------------------------------
The Allianz Variable Insurance Products Trust Prospectus May 1, 2007

--------------------------------------------------------------------------------
RISK/RETURN SUMMARY                        AZL VAN KAMPEN GLOBAL FRANCHISE FUND
--------------------------------------------------------------------------------

AZL VAN KAMPEN GLOBAL FRANCHISE FUND

--------------------------------------------------------------------------------
INVESTMENT OBJECTIVE AND PRINCIPAL INVESTMENT STRATEGIES
The investment objective of the AZL Van Kampen Global Franchise Fund is long-term capital appreciation. This objective may be changed by the Trustees of the Fund without shareholder approval.

The Fund seeks to achieve its investment objective by investing primarily in a portfolio of publicly traded equity securities of issuers located throughout the world that it believes have, among other things, resilient business franchises and growth potential. The Fund's Subadviser emphasizes individual stock selection and seeks to identify securities of issuers located throughout the world, including both developed and emerging market countries, that meet its investment criteria. Under normal market conditions, the Subadviser invests at least 65% of its total assets in securities of issuers from at least three different countries, which may include the United States.

The Subadviser seeks to invest in companies that it believes have resilient business franchises, strong cash flows, modest capital requirements, capable management, and growth potential. Securities are selected on a global basis with a strong bias towards value. The franchise focus of the Fund is based on the Subadviser's belief that the intangible assets underlying a strong business franchise (such as patents, copyrights, brand names, licenses or distribution methods) are difficult to create or to replicate and that carefully selected franchise companies can yield above-average potential for long-term capital appreciation.

The Subadviser relies on its research capabilities, analytical resources and judgment to identify and monitor franchise businesses meeting its investment criteria. The Subadviser believes that the number of issuers with strong business franchises meeting its criteria may be limited, and accordingly, the Fund may concentrate its holdings in a relatively small number of companies and but will invest less than 25% in any one industry. The Subadviser generally considers selling a portfolio holding when it determines that the holding no longer satisfies its investment criteria or that replacing the holding with another investment may improve the Fund's valuation and/or quality.

The Subadviser may invest in certain derivative instruments, such as options, futures, options on futures and currency related transactions, and may use certain techniques, such as hedging, to manage the risks of investing in foreign and emerging markets. However, the Subadviser cannot guarantee that it will be practical to hedge these risks in certain markets or under particular conditions or that it will succeed in doing so.

For temporary defensive purposes, or when cash is temporarily available, the Fund may invest in investment grade, short-term debt instruments, including government, corporate and money market securities. If the Fund invests substantially in such instruments, it may not be pursuing its principal investment strategies and may not achieve its investment objective.



--------------------------------------------------------------------------------
PRINCIPAL INVESTMENT RISKS
The price per share of the Fund will fluctuate with changes in value of the investments held by the Fund. You may lose money by investing in the Fund. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the FDIC or any other government agency. There is no guarantee that the Fund will achieve its objective. The Fund faces the following general risks:


O MARKET RISK: The values of stocks fluctuate in response to the activities of individual companies and general stock market and economic conditions. Stock prices may decline over short or even extended periods. Stocks are more volatile and riskier than some other forms of investment, such as short-term, high-grade fixed income securities.
O SELECTION RISK: Selection risk is the risk that poor security selection will cause the Fund to underperform other funds with similar investment objectives.
O FOREIGN AND EMERGING MARKETS RISK: Because the Fund invests substantially in securities of foreign issuers, it may be subject to risks not usually associated with owning securities of U.S. issuers, such as different accounting, legal and disclosure standards, different trading markets and practices, and trading in different currencies. In addition, investments in emerging markets, which the Fund is permitted to make, present greater risk than investing in foreign issuers generally.

--------------------------------------------------------------------------------
The Allianz Variable Insurance Products Trust Prospectus May 1, 2007

O VALUE STOCKS RISK: A "value" style of investing emphasizes undervalued companies with characteristics for improved valuations. This style of investing is subject to the risk that the valuations never improve or that the returns on "value" equity securities are less than returns on other styles of investing, or the overall stock market.
O CAPITALIZATION RISK: To the extent the Fund invests significantly in mid-capitalization companies, it may have capitalization risk. These companies may present additional risk because they have less predictable earnings, more volatile share prices and less liquid securities than large capitalization companies. These securities may fluctuate in value more than those of larger, more established companies and, as a group, may suffer more severe price declines during periods of generally declining stock prices.
O FOCUSED INVESTMENT RISK: Focusing investments in a small number of issuers, industries, or regions increases risk. Funds that invest in a relatively small number of issuers may have more risk because changes in the value of a single security or the impact of a single economic, political, or regulatory occurrence may have a greater impact on the Fund's net asset value. Some of those issuers also may present substantial credit or other risks. The Fund may from time to time have greater risk if it invests a substantial portion of its assets in companies in related industries, such as technology or financial and business services, that may share common characteristics and are often subject to similar business risks and regulatory burdens. The securities of companies in similar industries may react similarly to economic, market, political, or other developments.
O DERIVATIVE INSTRUMENTS RISK: The Fund may invest in derivative instruments such as futures, options and options on futures, in order to hedge a portfolio security. The value of a derivative instrument is generally determined independently from the hedged security and could result in a loss to the Fund when a change in the price of the derivative does not correlate with a change in the value of the hedged security. Derivatives used for risk management may not have the intended effect and may result in losses or missed opportunities. Derivatives can increase share price volatility and those that involve leverage could magnify losses. Certain types of derivatives involve costs to the Fund that can reduce returns. The other party to a derivatives contract could default.
O NON-DIVERSIFICATION RISK: The Fund is a non-diversified fund, which means the Fund may invest a greater portion of its assets in a more limited number of issuers than a diversified fund. As a result, the Fund may be subject to greater risk than a diversified fund because changes in the financial condition or market assessment of a single issuer may cause greater fluctuations in the value of the Fund's shares.


For more information about Temporary Defensive Positions and Foreign and Emerging Markets Risk, see "More About the Funds."


A description of the Fund's policies and procedures with respect to the disclosure of the Fund's portfolio holdings is included in the SAI.

----------------------------------------------------------------------------------------------------------------------------
WHO MAY WANT TO INVEST?
------------------------------------------------------------------ ---------------------------------------------------------
CONSIDER INVESTING IN THIS FUND IF YOU ARE:                        THIS FUND MAY NOT BE APPROPRIATE FOR SOMEONE:
------------------------------------------------------------------ ---------------------------------------------------------
O   Seeking capital appreciation over the long-term                O   Seeking safety of principal
------------------------------------------------------------------ ---------------------------------------------------------
O   Are not seeking current income from your investment            O   Investing for the short-term or investing emergency
                                                                       reserves
------------------------------------------------------------------ ---------------------------------------------------------
O   Are willing to accept the risks and uncertainties of           O   Looking primarily for regular income
    investing in a portfolio of equity securities of issuers
    throughout the world, including emerging market countries
------------------------------------------------------------------
O   Can withstand the volatility in the value of your shares in the Fund
------------------------------------------------------------------
O   Investing for long-term goals, such as retirement
------------------------------------------------------------------ ---------------------------------------------------------

--------------------------------------------------------------------------------
The Allianz Variable Insurance Products Trust Prospectus May 1, 2007

--------------------------------------------------------------------------------
PERFORMANCE INFORMATION
The following bar chart and table provide an indication of the risks of an investment in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns for one year and since its inception compare with those of a broad measure of market performance.

Both the bar chart and the table assume reinvestment of dividends and distributions, and reflect fee waivers. Without fee waivers, the Fund's performance would have been lower.

The performance of the Fund will vary from year to year. The Fund's performance does not reflect the cost of insurance and separate account charges which are imposed under your variable annuity contract or variable life insurance policy. If they were included, performance would be reduced. Past performance does not indicate how the Fund will perform in the future.

PERFORMANCE BAR CHART AND TABLE
[TO BE UPDATED UPON AMENDMENT]
                           CALENDAR YEAR TOTAL RETURN

                       [INSERT PERFORMANCE BAR CHART HERE]

     HIGHEST AND LOWEST QUARTER RETURNS (FOR PERIODS SHOWN IN THE BAR CHART)
                Highest [(Q4, 2004)]                          [3.66%]
                Lowest [(Q1, 2004)]                           [-2.40%]

AVERAGE ANNUAL TOTAL RETURNS
                                                                      ONE YEAR ENDED DECEMBER
                                                  INCEPTION                  31, 2006               SINCE INCEPTION
AZL Van Kampen Global Franchise Fund              5/1/2003                    _____%                     _____%
MSCI World Index                                                              _____%                     _____%

The Fund's performance is compared to the Morgan Stanley Capital International
(MSCI) World Index, an unmanaged market capitalization-weighted equity index which monitors the performance of stocks from around the world. The index does not reflect the deduction of fees associated with a mutual fund, such as investment management and fund accounting fees. The Fund's performance reflects the deduction of fees for services provided to the Fund. Investors cannot invest directly in an index, although they can invest in the underlying securities.


--------------------------------------------------------------------------------
The Allianz Variable Insurance Products Trust Prospectus May 1, 2007

--------------------------------------------------------------------------------
FEES AND EXPENSES
ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from Fund assets)
The following expense table indicates the estimated expenses that an investor will incur as a shareholder of the Fund during the current fiscal year. These expenses are reflected in the share price of the Fund. The tables below only reflect Fund expenses. Since the Funds are offered exclusively for variable contracts, there are also additional separate account expenses that would apply. If applicable separate account expenses were included, overall expenses would be higher.

[TO BE UPDATED UPON AMENDMENT]
       Management Fee                                                      .95%
       Distribution (12b-1) Fees                                           .25%
       Other Expenses                                                      .23%
                                                                           ----
       Total Annual Fund Operating Expenses                               1.43%
       Fee Waiver(1)                                                      0.04%
       [Acquired Fund Fees and Expenses](2)                              __.__%
                                                                         ------
       Net Annual Fund Operating Expenses(1)                              1.39%

(1) The Manager and the Fund have entered into a written contract limiting operating expenses to 1.39% through April 30, 2008. The Fund is authorized to reimburse the Manager for management fees previously waived and/or for the cost of Other Expenses paid by the Manager provided that such reimbursement will not cause the Fund to exceed any limits in effect at the time of such reimbursement. The Fund's ability to reimburse the Manager in this manner only applies to fees paid or reimbursements made by the Manager within the three fiscal years prior to the date of such reimbursement. Net Annual Fund Operating Expenses shown in the table include Acquired Fund Fees and Expenses and therefore may not equal the Expenses Net of Waivers/Reimbursements contained in the Financial Highlights.
(2) Acquired Fund Fees and Expenses are based on estimated amounts for the current fiscal year.

Please see the contract prospectus for more information regarding the additional fees and expenses associated with your variable contract.


--------------------------------------------------------------------------------
EXPENSE EXAMPLE
Use the following table to compare fees and expenses of the Fund to other investment companies. It illustrates the amount of fees and expenses an investor would pay, assuming (1) a $10,000 investment, (2) 5% annual return, (3) redemption at the end of each time period, and (4) no changes in the Fund's total operating expenses. It does not reflect the effect of any fee or expense waivers. It also does not reflect separate account or insurance contract fees and charges. If it did, the costs shown would be higher. An investor's actual costs may be different.

[TO BE UPDATED UPON AMENDMENT]
      1 YEAR            3 YEARS           5 YEARS          10 YEARS
      [$146]             [$452]           [$782]           [$1,713]


--------------------------------------------------------------------------------
The Allianz Variable Insurance Products Trust Prospectus May 1, 2007

--------------------------------------------------------------------------------
RISK/RETURN SUMMARY                       AZL VAN KAMPEN GLOBAL REAL ESTATE FUND
--------------------------------------------------------------------------------

AZL VAN KAMPEN GLOBAL REAL ESTATE FUND

--------------------------------------------------------------------------------
INVESTMENT OBJECTIVE AND PRINCIPAL INVESTMENT STRATEGIES
The investment objective of the AZL Van Kampen Global Real Estate Fund is to provide income and capital appreciation. This objective may be changed by the Trustees of the Fund without shareholder approval.

The Subadviser seeks a combination of current income and capital appreciation by investing primarily in equity securities of companies in the real estate industry located throughout the world, including real estate operating companies (REOCs), REITs and similar entities established outside the U.S. (foreign real estate companies). The Fund will invest primarily in companies located in the developed countries of North America, Europe and Asia, but may also invest in emerging markets. The Subadviser's approach emphasizes a bottom-up stock selection with a top-down country allocation overlay.

The Subadviser actively manages the Fund using a combination of top-down and bottom-up methodologies. The top-down asset allocation overlay is determined by focusing on key regional criteria, which include demographic and macroeconomic considerations (for example, population, employment, household information and income). The Subadviser employs a value-driven approach to bottom-up security selection, which emphasizes underlying asset values, values per square foot and property yields. In seeking an optimal matrix of regional and property market exposure, the Subadviser considers broad demographic and macroeconomic factors as well as criteria such as space demand, new construction and rental patterns. The Subadviser generally considers selling a portfolio holding when it determines that the holding is less attractive based on a number of factors, including changes in the holding's share price, earnings prospects relative to its peers and/or business prospects.

Under normal circumstances, at least 80% of the Fund's assets will be invested in equity securities of companies in the real estate industry, including REOCs, REITs, and foreign real estate companies. The Fund will provide notice to shareholders at least 60 days prior to any change in this policy.

A company is considered to be in the real estate industry if it (i) derives at least 50% of its revenues or profits from the ownership, construction, management, financing or sale of residential, commercial or industrial real estate or (ii) has at least 50% of the fair market value of its assets invested in residential, commercial or industrial real estate.


--------------------------------------------------------------------------------

PRINCIPAL INVESTMENT RISKS
The price per share of the Fund will fluctuate with changes in value of the investments held by the Fund. You may lose money by investing in the Fund. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the FDIC or any other government agency. There is no guarantee that the Fund will achieve its objective. The Fund faces the following general risks:
O MARKET RISK: Market risk is the possibility that the market values of securities owned by the Fund will decline. Market risk may affect a single issuer, industry, sector of the economy or the market as a whole. Investment in equity securities generally is affected by changes in the stock markets, which fluctuate substantially over time, sometimes suddenly and sharply. The industry may be more volatile and may not fluctuate in tandem with overall changes in the stock markets. Investments in fixed income or debt securities generally are affected by changes in interest rates and creditworthiness of the issuer. The prices of fixed income or debt securities tend to fall as interest rates rise, and such declines tend to be greater among securities with longer maturities.

O REAL ESTATE INVESTMENT RISK: Because of the Fund's policy of concentrating its investments in securities of companies operating in the real estate industry, the Fund is more susceptible to the risks of investing in real estate directly. Real estate is a cyclical business, highly sensitive to general and local economic developments and characterized by intense competition and periodic overbuilding. Real estate income and values may also be greatly affected by demographic trends, such as population shifts or changing tastes and values. Government actions, such as tax increases, zoning law changes or environmental regulations, may also have a major impact on real estate. Changing interest rates and credit quality requirements will also affect the cash flow of real estate companies and their ability to meet capital needs. Investing in companies operating in the real estate industry also exposes investors to the way in which these real estate companies are organized and operated. In addition to investing directly in real estate, these companies may engage directly in real estate management or development activities. Operating these companies requires specialized management skills and the Fund indirectly bears the management expenses of these companies

--------------------------------------------------------------------------------
The Allianz Variable Insurance Products Trust Prospectus May 1, 2007 along with the direct expenses of the Fund. Individual real estate companies may own a limited number of properties and may concentrate in a particular region or property type.
O FOREIGN AND EMERGING MARKETS RISK: Because the Fund may own securities of foreign issuers, it may be subject to risks not usually associated with owning securities of U.S. issuers, such as risks related to different accounting, legal and disclosure standards, different trading market and practices, and trading in different currencies. In addition, investment in emerging markets, which the Fund is permitted to make, present greater risk than investing in foreign issuers generally.
O NON-DIVERSIFICATION RISK: The Fund is a non-diversified fund, which means the Fund may invest a greater portion of its assets in a more limited number of issuers than a diversified fund. As a result, the Fund may be subject to greater risk than a diversified fund because changes in the financial condition or market assessment of a single issuer may cause greater fluctuations in the value of the Fund's shares.

For more information about Foreign and Emerging Markets Risk, see "More About the Funds."

A description of the Fund's policies and procedures with respect to the disclosure of the Fund's portfolio holdings is included in the SAI.



--------------------------------------------------------------------------------
WHO MAY WANT TO INVEST?
In light of the Fund's investment objectives and principal investment strategies, the Fund may be appropriate for investors who:
O   Seek to grow their capital over the long-term
O Are willing to take on the increased risks of an investment concentrated in securities of companies that operate within the same industry
O   Can withstand volatility in the value of their shares of the Fund
O Wish to add to their investment portfolio a fund that invests primarily in companies operating in the real estate industry.


An investment in the Fund is not a deposit of any bank or other insured depository institution. An investment in the Fund is not insured or guaranteed by the FDIC or any other government agency.

An investment in the Fund may not be appropriate for all investors. The Fund is not intended to be a complete investment program, and investors should consider their long-term investment goals and financial needs when making an investment decision about the Fund. An investment in the Fund is intended to be a long-term investment, and the Fund should not be used as a trading vehicle.

--------------------------------------------------------------------------------
PERFORMANCE INFORMATION
The performance bar chart and table are not presented because the Fund has not had a full calendar year of operations. The Fund began operations on May 1, 2006.


--------------------------------------------------------------------------------
The Allianz Variable Insurance Products Trust Prospectus May 1, 2007

--------------------------------------------------------------------------------
FEES AND EXPENSES
ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from Fund assets)
The following expense table indicates the estimated expenses that an investor will incur as a shareholder of the Fund during the current fiscal year. These expenses are reflected in the share price of the Fund. The tables below only reflect Fund expenses. Since the Funds are offered exclusively for variable contracts, there are also additional separate account expenses that would apply. If applicable separate account expenses were included, overall expenses would be higher.

[TO BE UPDATED UPON AMENDMENT]
        Management Fee                                                      .90%
        Distribution (12b-1) Fees                                           .25%
        Other Expenses                                                      .20%
                                                                            ----
        Total Annual Fund Operating Expenses                               1.35%
        Fee Waiver(1)                                                      0.00%
        [Acquired Fund Fees and Expenses](2)                              __.__%
                                                                          ------
        Net Annual Fund Operating Expenses(1)                              1.35%

(1) Based on estimated fees and expenses for the current fiscal year, the Manager and the Fund have entered into a written contract limiting operating expenses to 1.35% through April 30, 2008. The Fund is authorized to reimburse the Manager for management fees previously waived and/or for the cost of Other Expenses paid by the Manager provided that such reimbursement will not cause the Fund to exceed any limits in effect at the time of such reimbursement. The Fund's ability to reimburse the Manager in this manner only applies to fees paid or reimbursements made by the Manager within the three fiscal years prior to the date of such reimbursement. Net Annual Fund Operating Expenses shown in the table include Acquired Fund Fees and Expenses and therefore may not equal the Expenses Net of Waivers/Reimbursements contained in the Financial Highlights.
(2) Acquired Fund Fees and Expenses are based on estimated amounts for the current fiscal year.

Please see the contract prospectus for more information regarding additional fees and expenses associated with your variable contract.


--------------------------------------------------------------------------------
EXPENSE EXAMPLE
Use the following table to compare fees and expenses of the Fund to other investment companies. It illustrates the amount of fees and expenses an investor would pay, assuming (1) a $10,000 investment, (2) 5% annual return, (3) redemption at the end of each time period, and (4) no changes in the Fund's total operating expenses. It does not reflect the effect of any fee or expense waivers. It also does not reflect separate account or insurance contract fees and charges. If it did, the costs shown would be higher. An investor's actual costs may be different.

[TO BE UPDATED UPON AMENDMENT]
      1 YEAR            3 YEARS           5YEARS           10 YEARS
      [$137]             [$428]           $_____            $_____


--------------------------------------------------------------------------------
The Allianz Variable Insurance Products Trust Prospectus May 1, 2007

--------------------------------------------------------------------------------
RISK/RETURN SUMMARY                     AZL VAN KAMPEN GROWTH AND INCOME FUND
--------------------------------------------------------------------------------

AZL VAN KAMPEN GROWTH AND INCOME FUND

--------------------------------------------------------------------------------
INVESTMENT OBJECTIVE AND PRINCIPAL INVESTMENT STRATEGIES
The investment objective of the AZL Van Kampen Growth and Income Fund is income and long-term growth of capital. This objective may be changed by the Trustees of the Fund without shareholder approval.

The Fund normally invests at least 65% of its total assets in income-producing equity securities, including common stocks and convertible securities although investments are also made in non-convertible preferred stocks and debt securities rated "investment grade," which are securities rated within the four highest grades assigned by S&P or by Moody's.

In selecting securities for investment the Fund will focus primarily on the security's potential for income and capital growth. The Fund's Subadviser may focus on larger capitalization companies which it believes possess characteristics for improved valuation. The Fund's Subadviser looks for catalysts for change that may positively impact a company, such as new management, industry development or regulatory change. The aim is to uncover these catalysts for change, and then benefit from potential stock price appreciation of the change taking place at the company. Although focusing on larger capitalization companies, the Fund may invest in securities of small- or medium-sized companies.

The Fund may dispose of a security whenever, in the opinion of the Fund's Subadviser, factors indicate it is desirable to do so. Such factors include change in economic or market factors in general or with respect to a particular industry, a change in the market trend or other factors affecting an individual security, changes in the relative market performance or appreciation possibilities offered by individual securities and other circumstances bearing on the desirability of a given investment.

The Fund may invest up to 15% of its total assets in REITs and up to 25% of its total assets in securities of foreign issuers, including emerging market securities. The Fund may purchase and sell certain derivative instruments, such as options, futures and options on futures, for hedging and cash management purposes.

For temporary defensive purposes, or when cash is temporarily available, the Fund may invest in investment grade, short-term debt instruments, including government, corporate and money market securities. If the Fund invests substantially in such instruments, it may not be pursuing its principal investment strategies and may not achieve its investment objective.


--------------------------------------------------------------------------------
PRINCIPAL INVESTMENT RISKS
The price per share of the Fund will fluctuate with changes in value of the investments held by the Fund. You may lose money by investing in the Fund. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the FDIC or any other government agency. There is no guarantee that the Fund will achieve its objective. The Fund faces the following general risks:
O MARKET RISK: The values of stocks fluctuate in response to the activities of individual companies and general stock market and economic conditions. Stock prices may decline over short or even extended periods. Stocks are more volatile and riskier than some other forms of investment, such as short-term, high-grade fixed income securities.
O SELECTION RISK: Selection risk is the risk that poor security selection will cause the Fund to underperform other funds with similar investment objectives.
O CAPITALIZATION RISK: To the extent the Fund Invests significantly in small or mid-capitalization companies, it may have capitalization risk. These companies may present additional risk because they have less predictable earnings, more volatile share prices and less liquid securities than large capitalization companies. These securities may fluctuate in value more than those of larger, more established companies and, as a group, may suffer more severe price declines during periods of generally declining stock prices.
O FOREIGN AND EMERGING MARKETS RISK: Because the Fund may own securities of foreign issuers, it may be subject to risks not usually associated with owning securities of U.S. issuers, such as different accounting, legal and disclosure standards, different trading market and practices, and trading in different currencies. In addition, investments in emerging markets, which the Fund is permitted to make, present greater risk than investing in foreign issuers generally.

--------------------------------------------------------------------------------
The Allianz Variable Insurance Products Trust Prospectus May 1, 2007

O CREDIT RISK: Credit risk is the chance that a bond issuer will fail to repay interest and principal in a timely manner, reducing the Fund's return. Also, an issuer may suffer adverse changes in financial condition that could lower the credit quality and liquidity of a security, leading to greater volatility in the price of the security and the Fund's shares.
O INTEREST RATE RISK: Interest rate risk is the chance that the value of the bonds the Fund holds will decline due to rising interest rates. When interest rates rise, the price of most bonds goes down. The price of a bond is also affected by its maturity. Bonds with longer maturities generally have greater sensitivity to changes in interest rates.
O DERIVATIVE INSTRUMENTS RISK: The Fund may invest in derivative instruments such as futures, options and options on futures, in order to hedge a portfolio security. The value of a derivative instrument is generally determined independently from the hedged security and could result in a loss to the Fund when a change in the price of the derivative does not correlate with a change in the value of the hedged security. Derivatives used for risk management may not have the intended effect and may result in losses or missed opportunities. Derivatives can increase share price volatility and those that involve leverage could magnify losses. Certain types of derivatives involve costs to the Fund that can reduce returns. The other party to a derivatives contract could default.
O REAL ESTATE INVESTMENTS RISK: The performance of real estate investments (REIT's) depends on the strength of real estate markets, REIT management and property management which can be affected by many factors, including national and regional economic conditions.


For more information about Temporary Defensive Positions and Foreign and Emerging Markets Risk, see "More About the Funds."

A description of the Fund's policies and procedures with respect to the disclosure of the Fund's portfolio holdings is included in the SAI.


-----------------------------------------------------------------------------------------------------------------------------
WHO MAY WANT TO INVEST?

--------------------------------------------------------------- ------------------------------------------------------------
CONSIDER INVESTING IN THIS FUND IF YOU ARE:                     THIS FUND MAY NOT BE APPROPRIATE FOR SOMEONE:
--------------------------------------------------------------- ------------------------------------------------------------
O   Investing for long-term goals, such as retirement           O   Pursuing an aggressive high growth investment strategy
--------------------------------------------------------------- ------------------------------------------------------------
O   Seeking income and growth of capital                        O   Seeking a stable share price
--------------------------------------------------------------- ------------------------------------------------------------
O   Pursuing a balanced approach to investments in both         O   Investing emergency reserves
    growth and income producing securities
--------------------------------------------------------------- ------------------------------------------------------------


--------------------------------------------------------------------------------
The Allianz Variable Insurance Products Trust Prospectus May 1, 2007

--------------------------------------------------------------------------------
PERFORMANCE INFORMATION
The following bar chart and table provide an indication of the risks of an investment in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns for one year, five years and since its inception compare with those of a broad measure of market performance.

Both the bar chart and the table assume reinvestment of dividends and distributions, and reflect fee waivers. Without fee waivers, the Fund's performance would have been lower.

The performance of the Fund will vary from year to year. The Fund's performance does not reflect the cost of insurance and separate account charges which are imposed under your variable annuity contract or variable life insurance policy. If they were included, performance would be reduced. Past performance does not indicate how the Fund will perform in the future.

PERFORMANCE BAR CHART AND TABLE
[TO BE UPDATED UPON AMENDMENT]
                           CALENDAR YEAR TOTAL RETURN

                       [INSERT PERFORMANCE BAR CHART HERE]

     HIGHEST AND LOWEST QUARTER RETURNS (FOR PERIODS SHOWN IN THE BAR CHART)
                Highest [(Q2, 2003)]                          [15.92%]
                Lowest [(Q3, 2002)]                          [-17.75%]

 AVERAGE ANNUAL TOTAL RETURNS
                                                                 ONE YEAR ENDED       FIVE YEARS ENDED
                                                 INCEPTION      DECEMBER 31, 2006    DECEMBER 31, 2006    SINCE INCEPTION
AZL Van Kampen Growth and Income Fund            5/1/2001            _____%                _____%             _____%
Russell 1000 Value Index                                             _____%                _____%             _____%

The Fund's performance is compared to the Russell 1000 Value Index, an unmanaged index that measures the performance of the certain securities found in the Russell universe with less-than-average growth orientation and low price-to-book and earnings ratios. The index does not reflect the deduction of fees associated with a mutual fund, such as investment management and fund accounting fees. The Fund's performance reflects the deduction of fees for services provided to the Fund. Investors cannot invest directly in an index, although they can invest in the underlying securities.


--------------------------------------------------------------------------------
The Allianz Variable Insurance Products Trust Prospectus May 1, 2007

--------------------------------------------------------------------------------
FEES AND EXPENSES
ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from Fund assets)
The following expense table indicates the estimated expenses that an investor will incur as a shareholder of the Fund during the current fiscal year. These expenses are reflected in the share price of the Fund. The tables below only reflect Fund expenses. Since the Funds are offered exclusively for variable contracts, there are also additional separate account expenses that would apply. If applicable separate account expenses were included, overall expenses would be higher.

[TO BE UPDATED UPON AMENDMENT]
        Management Fee(1)                                                   .76%
        Distribution (12b-1) Fees                                           .25%
        Other Expenses                                                      .19%
                                                                            ----
        Total Annual Fund Operating Expenses                               1.20%
        Fee Waiver(2)                                                      0.00%
        [Acquired Fund Fees and Expenses](3)                              __.__%
                                                                          ------
        Net Annual Fund Operating Expenses(1),(2)                          1.20%

(1) The Manager and the Fund have entered into a written agreement whereby the Manager has voluntarily reduced the management fee to 0.675% on the first $100 million of assets and 0.65% on assets over $100 million through April 30, 2008. [If this temporary fee reduction were included in the table, the Net Annual Operating Expenses would be ____%].
(2) The Manager and the Fund have entered into a written contract limiting operating expenses to 1.20% through April 30, 2008. The Fund is authorized to reimburse the Manager for management fees previously waived and/or for the cost of Other Expenses paid by the Manager provided that such reimbursement will not cause the Fund to exceed any limits in effect at the time of such reimbursement. The Fund's ability to reimburse the Manager in this manner only applies to fees paid or reimbursements made by the Manager within the three fiscal years prior to the date of such reimbursement. Net Annual Fund Operating Expenses shown in the table include Acquired Fund Fees and Expenses and therefore may not equal the Expenses Net of Waivers/Reimbursements contained in the Financial Highlights.
(3) Acquired Fund Fees and Expenses are based on estimated amounts for the current fiscal year.

Please see the contract prospectus for more information regarding the additional fees and expenses associated with your variable contract.


--------------------------------------------------------------------------------
EXPENSE EXAMPLE
Use the following table to compare fees and expenses of the Fund to other investment companies. It illustrates the amount of fees and expenses an investor would pay, assuming (1) a $10,000 investment, (2) 5% annual return, (3) redemption at the end of each time period, and (4) no changes in the Fund's total operating expenses. It does not reflect the effect of any fee or expense waivers. It also does not reflect separate account or insurance contract fees and charges. If it did, the costs shown would be higher. An investor's actual costs may be different.

[TO BE UPDATED UPON AMENDMENT]
      1 YEAR            3 YEARS           5 YEARS          10 YEARS
      [$122]             [$381]           [$660]           [$1,455]


--------------------------------------------------------------------------------
The Allianz Variable Insurance Products Trust Prospectus May 1, 2007

--------------------------------------------------------------------------------
RISK/RETURN SUMMARY                     AZL VAN KAMPEN MID CAP GROWTH FUND
--------------------------------------------------------------------------------

AZL VAN KAMPEN MID CAP GROWTH FUND

--------------------------------------------------------------------------------
INVESTMENT OBJECTIVE AND PRINCIPAL INVESTMENT STRATEGIES
The investment objective of the AZL Van Kampen Mid Cap Growth Fund is to seek capital growth. This objective may be changed by the Trustees of the Fund without shareholder approval.

The Fund normally invests at least 80% of its net assets plus any borrowings for investment purposes in common stocks and other equity securities of mid capitalization growth companies. The Fund may also invest in preferred stocks and securities convertible into common stocks or other equity securities. The Fund will provide notice to shareholders at least 60 days prior to any change in this mid capitalization policy.

The Fund seeks to invest in high quality companies it believes have sustainable competitive advantages and the ability to redeploy capital at high rates of return. The Fund typically favors companies with rising returns on invested capital, above average business visibility, strong free cash flow generation and attractive risk/reward. The Fund generally considers selling an investment when it determines the company no longer satisfies its investment criteria.

The Fund may purchase and sell certain derivative instruments, such as options, futures and options on futures, for hedging and cash management purposes. In addition, the Fund may enter into various currency transactions, such as currency forward contracts and currency futures contracts.

The Fund may invest up to 25% of its total assets in securities of foreign companies, including emerging market securities, primarily through ownership of depositary receipts.

For temporary defensive purposes, or when cash is temporarily available, the Fund may invest in investment grade, short-term debt instruments, including government, corporate and money market securities. If the Fund invests substantially in such instruments, it may not be pursuing its principal investment strategies and may not achieve its investment objective.



--------------------------------------------------------------------------------
PRINCIPAL INVESTMENT RISKS
The price per share of the Fund will fluctuate with changes in value of the investments held by the Fund. You may lose money by investing in the Fund. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the FDIC or any other government agency. There is no guarantee that the Fund will achieve its objective. The Fund faces the following general risks:


O MARKET RISK: The values of stocks fluctuate in response to the activities of individual companies and general stock market and economic conditions. Stock prices may decline over short or even extended periods. Stocks are more volatile and riskier than some other forms of investment, such as short-term, high-grade fixed income securities.
O SELECTION RISK: Selection risk is the risk that poor security selection will cause the Fund to underperform other funds with similar investment objectives.
O GROWTH STOCKS RISK: The returns on growth stocks may or may not move in tandem with the returns on other styles of investing, or the stock market. Growth stocks may be particularly susceptible to rapid price swings during periods of economic uncertainty or in the event of earnings disappointments. Further, growth stocks typically have little or no dividend income to cushion the effect of adverse market conditions. To the extent a growth style of investing emphasizes certain sectors of the market, such investments will be more sensitive to market, political, regulatory and economic factors affecting those sectors.
O CAPITALIZATION RISK: To the extent the Fund invests significantly in mid-capitalization companies, it may have capitalization risk. These companies may present additional risk because they have less predictable earnings, more volatile share prices and less liquid securities than large capitalization companies. These securities may fluctuate in value more than those of larger, more established companies and, as a group, may suffer more severe price declines during periods of generally declining stock prices.
O FOREIGN AND EMERGING MARKETS RISK: Because the Fund may own securities of foreign issuers, it may be subject to risks not usually associated with owning securities of U.S. issuers, such as different accounting, legal and disclosure standards, different trading market and practices, and trading in different currencies. In addition, investments in emerging markets, which the Fund is permitted to make, present greater risk than investments in developed countries.

--------------------------------------------------------------------------------
The Allianz Variable Insurance Products Trust Prospectus May 1, 2007

O DERIVATIVE INSTRUMENTS RISK: The Fund may invest in derivative instruments such as futures, options and options on futures, in order to hedge a portfolio security. The value of a derivative instrument is generally determined independently from the hedged security and could result in a loss to the Fund when a change in the price of the derivative does not correlate with a change in the value of the hedged security. Derivatives used for risk management may not have the intended effect and may result in losses or missed opportunities. Derivatives can increase share price volatility and those that involve leverage could magnify losses. Certain types of derivatives involve costs to the Fund that can reduce returns. The other party to a derivatives contract could default.


For more information about Temporary Defensive Positions and Foreign and Emerging Markets Risk, see "More About the Funds."


A description of the Fund's policies and procedures with respect to the disclosure of the Fund's portfolio holdings is included in the SAI.

----------------------------------------------------------------------------------------------------------------------------
WHO MAY WANT TO INVEST?
---------------------------------------------------------- -----------------------------------------------------------------
CONSIDER INVESTING IN THIS FUND IF YOU ARE:                THIS FUND MAY NOT BE APPROPRIATE FOR SOMEONE:
---------------------------------------------------------- -----------------------------------------------------------------
O   Seeking capital growth over the long-term              O   Seeking safety of principal
---------------------------------------------------------- -----------------------------------------------------------------
O   Not seeking current income from their investment       O   Investing for the short-term or investing emergency reserves
---------------------------------------------------------- -----------------------------------------------------------------
O   Able to withstand substantial volatility in the        O   Looking primarily for regular income
    value of their shares of the Fund
----------------------------------------------------------
O   Wishing to add to their investment portfolio a fund
    that emphasizes a growth style of investing in common
    stocks and other equity securities
---------------------------------------------------------- -----------------------------------------------------------------

The following bar chart and table provide an indication of the risks of an investment in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns for one year, five years and since its inception compare with those of a broad measure of market performance.

Both the bar chart and the table assume reinvestment of dividends and distributions, and reflect fee waivers. Without fee waivers, the Fund's performance would have been lower.

The Fund's performance does not reflect the cost of insurance and separate account charges which are imposed under your variable annuity contract or variable life insurance policy. If they were included, performance would be reduced. Past performance does not indicate how the Fund will perform in the future.

PERFORMANCE BAR CHART AND TABLE
[TO BE UPDATED UPON AMENDMENT]
                           CALENDAR YEAR TOTAL RETURN

                       [INSERT PERFORMANCE BAR CHART HERE]

     HIGHEST AND LOWEST QUARTER RETURNS (FOR PERIODS SHOWN IN THE BAR CHART)

               Highest [(Q2, 2003)]                          [13.46%]
                Lowest [(Q3, 2002)]                          [-15.72%]

AVERAGE ANNUAL TOTAL RETURNS
                                                                ONE YEAR ENDED       FIVE YEARS ENDED
                                               INCEPTION       DECEMBER 31, 2006    DECEMBER 31, 2006    SINCE INCEPTION
AZL Van Kampen Mid Cap Growth Fund             5/1/2001             _____%                _____%              _____%
Russell MidCap Growth Index                                         _____%                _____%              _____%

The Fund's performance is compared to the Russell MidCap Growth Index, an unmanaged index which measures the performance individual securities found in the Russell MidCap universe with higher price-to-book ratios and higher forecasted growth values. The index does not reflect the deduction of fees associated with a mutual fund, such as

--------------------------------------------------------------------------------
The Allianz Variable Insurance Products Trust Prospectus May 1, 2007 investment management and fund accounting fees. The Fund's performance reflects the deduction of fees for services provided to the Fund. Investors cannot invest directly in an index, although they can invest in the underlying securities.


--------------------------------------------------------------------------------
FEES AND EXPENSES
ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from Fund assets)
The following expense table indicates the estimated expenses that an investor will incur as a shareholder of the Fund during the current fiscal year. These expenses are reflected in the share price of the Fund. The table below only reflects Fund expenses. Since the Funds are offered exclusively for variable contracts, there are also additional separate account expenses that would apply. If applicable separate account expenses were included, overall expenses would be higher.

[TO BE UPDATED UPON AMENDMENT]
       Management Fee(1)                                                   .83%
       Distribution (12b-1) Fees                                           .25%
       Other Expenses                                                      .22%
                                                                           ----
       Total Annual Fund Operating Expenses                               1.30%
       Fee Waiver(2)                                                      0.00%
       [Acquired Fund Fees and Expenses](3)                              __.__%
                                                                         ------
       Net Annual Fund Operating Expenses(1),(2)                          1.30%

(1) The Manager and the Fund have entered into a written agreement whereby the Manager has voluntarily reduced the management fee to 0.80% on the first $100 million of assets and 0.75% on assets above $100 million through April 30, 2008. [If this temporary fee reduction were included in the table, the Net Annual Fund Operating Expenses would be ___%.]
(2) The Manager and the Fund have entered into a written contract limiting operating expenses to 1.30% through April 30, 2008. The Fund is authorized to reimburse the Manager for management fees previously waived and/or for the cost of Other Expenses paid by the Manager provided that such reimbursement will not cause the Fund to exceed any limits in effect at the time of such reimbursement. The Fund's ability to reimburse the Manager in this manner only applies to fees paid or reimbursements made by the Manager within the three fiscal years prior to the date of such reimbursement. Net Annual Fund Operating Expenses shown in the table include Acquired Fund Fees and Expenses and therefore may not equal the Expenses Net of Waivers/Reimbursements contained in the Financial Highlights.
(3) Acquired Fund Fees and Expenses are based on estimated amounts for the current fiscal year.

Please see the contract prospectus for more information regarding the additional fees and expenses associated with your variable contract.


--------------------------------------------------------------------------------
EXPENSE EXAMPLE
Use the following table to compare fees and expenses of the Fund to other investment companies. It illustrates the amount of fees and expenses an investor would pay, assuming (1) a $10,000 investment, (2) 5% annual return, (3) redemption at the end of each time period, and (4) no changes in the Fund's total operating expenses. It does not reflect the effect of any fee or expense waivers. It also does not reflect separate account or insurance contract fees and charges. If it did, the costs shown would be higher. An investor's actual costs may be different.

[TO BE UPDATED UPON AMENDMENT]
      1 YEAR            3 YEARS           5 YEARS          10 YEARS
      [$132]             [$412]           [$713]           [$1,568]


--------------------------------------------------------------------------------
The Allianz Variable Insurance Products Trust Prospectus May 1, 2007

--------------------------------------------------------------------------------
RISK/RETURN SUMMARY                        AZL VAN KAMPEN STRATEGIC GROWTH FUND
--------------------------------------------------------------------------------

AZL VAN KAMPEN STRATEGIC GROWTH FUND

--------------------------------------------------------------------------------
INVESTMENT OBJECTIVE AND PRINCIPAL INVESTMENT STRATEGIES
The investment objective of the AZL Van Kampen Strategic Growth Fund is long-term capital appreciation. This objective may be changed by the Trustees of the Fund without shareholder approval.

In pursuit of its objective, the Fund normally invests at least 65% of its total assets in common stocks of emerging growth companies. The Fund may invest up to 25% of its total assets in foreign securities (not including ADRs, American Depositary Shares ("ADSs"), or U.S. dollar-denominated securities of foreign issuers but including emerging market securities). The Fund may invest in REITs and may also use derivative instruments, such as options and futures.

The Subadviser will consider selling securities when it determines that such securities would no longer meet its criteria for purchase or when alternative investments become more attractive.

For temporary defensive purposes, or when cash is temporarily available, the Fund may invest in investment grade, short-term debt instruments, including government, corporate and money market securities. If the Fund invests substantially in such instruments, it may not be pursuing its principal investment strategies and may not achieve its investment objective.


--------------------------------------------------------------------------------
PRINCIPAL INVESTMENT RISKS
The price per share of the Fund will fluctuate with changes in value of the investments held by the Fund. You may lose money by investing in the Fund. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the FDIC or any other government agency. There is no guarantee that the Fund will achieve its objective. The Fund faces the following general risks:
O MARKET RISK: The values of stocks fluctuate in response to the activities of individual companies and general stock market and economic conditions. Stock prices may decline over short or even extended periods. Stocks are more volatile and riskier than some other forms of investment, such as short-term, high-grade fixed income securities.
O SELECTION RISK: Selection risk is the risk that poor security selection will cause the Fund to underperform other funds with similar investment objectives.
O GROWTH STOCKS: The returns on growth stocks may or may not move in tandem with the returns on other styles of investing, or the stock market. Growth stocks may be particularly susceptible to rapid price swings during periods of economic uncertainty or in the event of earnings disappointments. Further, growth stocks typically have little or no dividend income to cushion the effect of adverse market conditions. To the extent a growth style of investing emphasizes certain sectors of the market, such investments will be more sensitive to market, political, regulatory and economic factors affecting those sectors.
O FOREIGN AND EMERGING MARKETS RISK: Because the Fund may own securities of foreign issuers, it may be subject to risks not usually associated with owning securities of U.S. issuers, such as different accounting, legal and disclosure standards, different trading market and practices, and trading in different currencies. In addition, investments in emerging markets, which the Fund is permitted to make, present greater risk than investing in foreign issuers generally.
O DERIVATIVE INSTRUMENTS RISK: The Fund may invest in derivative instruments such as futures, options and options on futures, in order to hedge a portfolio security. The value of a derivative instrument is generally determined independently from the hedged security and could result in a loss to the Fund when a change in the price of the derivative does not correlate with a change in the value of the hedged security. Derivatives used for risk management may not have the intended effect and may result in losses or missed opportunities. Derivatives can increase share price volatility and those that involve leverage could magnify losses. Certain types of derivatives involve costs to the Fund that can reduce returns. The other party to a derivatives contract could default.
O REAL ESTATE INVESTMENTS RISK: The performance of real estate investments (REIT's) depends on the strength of real estate markets, REIT management and property management which can be affected by many factors, including national and regional economic conditions.
O FREQUENT TRADING: The Fund may actively and frequently trade its portfolio securities. High portfolio turnover (100% or more) results in higher transaction costs and can adversely affect the Fund's performance.

--------------------------------------------------------------------------------
The Allianz Variable Insurance Products Trust Prospectus May 1, 2007

For more information about Temporary Defensive Positions and Foreign and Emerging Markets Risk, see "More About the Funds."

A description of the Fund's policies and procedures with respect to the disclosure of the Fund's portfolio holdings is included in the SAI.



-----------------------------------------------------------------------------------------------------------------------------
WHO MAY WANT TO INVEST?


--------------------------------------------------------------- ------------------------------------------------------------
CONSIDER INVESTING IN THIS FUND IF YOU ARE:                     THIS FUND MAY NOT BE APPROPRIATE FOR SOMEONE:
--------------------------------------------------------------- ------------------------------------------------------------
O   Investing for long-term goals, such as retirement           O   Seeking safety of principal
--------------------------------------------------------------- ------------------------------------------------------------
O   Seeking long-term capital appreciation and willing to       O   Investing for the short-term or investing emergency
    accept higher volatility associated with                        reserves
    investing in growth stocks
                                                                ------------------------------------------------------------
                                                                O   Looking primarily for regular income
--------------------------------------------------------------- ------------------------------------------------------------

--------------------------------------------------------------------------------
PERFORMANCE INFORMATION
The following bar chart and table provide an indication of the risks of an investment in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns for one year, five years and since its inception compare with those of a broad measure of market performance.

Both the bar chart and the table assume reinvestment of dividends and distributions, and reflect fee waivers. Without fee waivers, the Fund's performance would have been lower.

The performance of the Fund will vary from year to year. The Fund's performance does not reflect the cost of insurance and separate account charges which are imposed under your variable annuity contract or variable life insurance policy. If they were included, performance would be reduced. Past performance does not indicate how the Fund will perform in the future.

PERFORMANCE BAR CHART AND TABLE
[TO BE UPDATED UPON AMENDMENT]
                           CALENDAR YEAR TOTAL RETURN

                       [INSERT PERFORMANCE BAR CHART HERE]


     HIGHEST AND LOWEST QUARTER RETURNS (FOR PERIODS SHOWN IN THE BAR CHART)
                Highest [(Q2, 2003)]                          [12.64%]
                Lowest [(Q3, 2002)]                          [-14.99%]

AVERAGE ANNUAL TOTAL RETURNS
                                                                ONE YEAR ENDED       FIVE YEARS ENDED
                                               INCEPTION       DECEMBER 31, 2006     DECEMBER 31, 2006    SINCE INCEPTION
AZL Van Kampen Strategic Growth Fund           5/1/2001               __%                   __%                 __%
Russell 1000 Growth Index                                             __%                   __%                 __%

The Fund's performance is compared to the Russell 1000 Growth Index, an unmanaged index that measures performance of individual securities found in the Russell universe with higher price-to-book and higher forecasted growth values. The index does not reflect the deduction of fees associated with a mutual fund, such as investment management and fund accounting fees. The Fund's performance reflects the deduction of fees for services provided to the Fund. Investors cannot invest directly in an index, although they can invest in the underlying securities.


--------------------------------------------------------------------------------
FEES AND EXPENSES
ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from Fund assets)
The following expense table indicates the estimated expenses that an investor will incur as a shareholder of the Fund during the current fiscal year. These expenses are reflected in the share price of the Fund. The tables below only reflect

--------------------------------------------------------------------------------
The Allianz Variable Insurance Products Trust Prospectus May 1, 2007

Fund expenses. Since the Funds are offered exclusively for variable contracts, there are also additional separate account expenses that would apply. If applicable separate account expenses were included, overall expenses would be higher.

[TO BE UPDATED UPON AMENDMENT]
       Management Fee(1)                                                   .85%
       Distribution (12b-1) Fees                                           .25%
       Other Expenses                                                      .17%
                                                                           ----
       Total Annual Fund Operating Expenses                               1.27%
       Fee Waiver(2)                                                      0.07%
       [Acquired Fund Fees and Expenses](3)                               __._%
                                                                          -----
       Net Annual Fund Operating Expenses(1),(2)                          1.20%

(1) The Manager and the Fund have entered into a written agreement whereby the Manager has voluntarily reduced the management fee to 0.75% through April 30, 2008. If this voluntary fee reduction were included in the table, Net Annual Operating Expenses would be 1.17%.
(2) The Manager and the Fund have entered into a written contract limiting operating expenses to 1.20% through April 30, 2008. The Fund is authorized to reimburse the Manager for management fees previously waived and/or for the cost of Other Expenses paid by the Manager provided that such reimbursement will not cause the Fund to exceed any limits in effect at the time of such reimbursement. The Fund's ability to reimburse the Manager in this manner only applies to fees paid or reimbursements made by the Manager within the three fiscal years prior to the date of such reimbursement. Net Annual Fund Operating Expenses shown in the table include Acquired Fund Fees and Expenses and therefore may not equal the Expenses Net of Waivers/Reimbursements contained in the Financial Highlights.
(3) Acquired Fund Fees and Expenses are based on estimated amounts for the current fiscal year.

Please see the contract prospectus for more information regarding the additional fees and expenses associated with your variable contract.


--------------------------------------------------------------------------------
EXPENSE EXAMPLE
Use the following table to compare fees and expenses of the Fund to other investment companies. It illustrates the amount of fees and expenses an investor would pay, assuming (1) a $10,000 investment, (2) 5% annual return, (3) redemption at the end of each time period, and (4) no changes in the Fund's total operating expenses. It does not reflect the effect of any fee or expense waivers. It also does not reflect separate account or insurance contract fees and charges. If it did, the costs shown would be higher. An investor's actual costs may be different.

[TO BE UPDATED UPON AMENDMENT]
      1 YEAR            3 YEARS           5 YEARS          10 YEARS
      [$122]             [$396]           [$690]           [$1,528]


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The Allianz Variable Insurance Products Trust Prospectus May 1, 2007

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MORE ABOUT THE FUNDS
--------------------------------------------------------------------------------


MORE ABOUT THE FUNDS
Investors should carefully consider their investment goals and willingness to tolerate investment risk before allocating their investment among the Funds. The Funds have the flexibility to make portfolio investments and engage in other investment techniques that are in addition to the principal strategies discussed in this prospectus. More information on the Funds' investment strategies and risks may be found in the SAI (see back cover).


Unless otherwise indicated, any percentage limitation on a Fund's holdings which is set forth in the Risk/Return Summaries above is applied only when securities of the kind in question are purchased.

In addition to the information about the Funds in the Risk/Return Summaries, investors should consider the following information about the Funds.



--------------------------------------------------------------------------------
TEMPORARY DEFENSIVE POSITIONS
In order to meet liquidity needs or for temporary defensive purposes, each Fund may hold investments, including uninvested cash reserves, that are not part of its main investment strategy. Each of the Funds, except the Money Market Fund, may invest for temporary defensive purposes up to 100% of its total assets in money market instruments, including short-term debt securities issued by the U.S. Government and its agencies and instrumentalities, domestic bank obligations, commercial paper or in repurchase agreements secured by bank instruments (with regard to Funds that invest in foreign securities, such investments may include those of foreign governments and companies). In addition, each Fund may hold equity securities which in the Subadviser's opinion are more conservative than the types of securities in which the Fund typically invests. To the extent the Funds are engaged in temporary or defensive investments, a Fund may not achieve its investment objective.


--------------------------------------------------------------------------------
FOREIGN AND EMERGING MARKETS RISK
The Funds which can invest in securities of foreign issuers may be subject to risks not usually associated with owning securities of U.S. issuers. These risks include:
O the lack of, or less stringent, uniform accounting, auditing and financial reporting standards;
O   changes in currency exchange rates;
O nationalization, confiscation, difficulties enforcing contracts or foreign withholding taxes;
O political instability and diplomatic developments that could adversely affect a Fund's investments;
O less government oversight of foreign stock exchanges, brokers and listed companies;
O less liquidity due to lower trading volumes of foreign markets, which may increase price volatility;
O foreign trading practices (including higher trading commissions, higher custodial charges and delayed settlements);
O   less publicly available information about foreign companies; and
O negative effect on the value of a Fund's investments due to fluctuations in the exchange rates between the U.S. dollar and foreign currencies. Foreign currency exchange rates may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, or the imposition of currency controls or other political developments in the U.S. or abroad.

In addition, those Funds which can invest in foreign emerging markets are subject to greater risk than those affecting foreign issuers generally. Emerging market countries often have political, legal and economic systems that are less developed and less stable than those of more developed nations, making such investments less liquid and more volatile.



--------------------------------------------------------------------------------
The Allianz Variable Insurance Products Trust Prospectus May 1, 2007

--------------------------------------------------------------------------------
FUND MANAGEMENT
--------------------------------------------------------------------------------


FUND MANAGEMENT
--------------------------------------------------------------------------------
THE MANAGER
Allianz Life Advisers, LLC serves as the Manager for the Funds pursuant to the terms of an investment management agreement. The Manager has signed subadvisory agreements or portfolio management agreements ("Subadvisory Agreements") with various Subadvisers for portfolio management functions for the Funds. The Subadvisers manage the portfolio securities of the Funds and provide additional services including research, selection of brokers and similar services. The Manager compensates the Subadvisers for their services as provided in the Subadvisory Agreements. A discussion of the Board of Trustees' basis for approving the Funds' Investment Management Agreement with the Manager and the Subadvisory Agreements with the subadvisers is available in the Funds' Annual Reports for the year ended December 31, 2006, except with regards to the AZL First Trust Target Double Play Fund, AZL NACM International Fund, AZL Schroder International Small Cap Fund, AZL S&P 500 Index Fund, AZL Small Cap Stock Index Fund, AZL TargetPLUS Balanced Fund, AZL TargetPLUS Equity Fund, AZL TargetPLUS Growth Fund, and AZL TargetPLUS Moderate Fund which are new and have not yet issued an Annual Report. For these new Funds, this discussion is available in the SAI.


The Manager has entered into an agreement with the First Trust Advisors L.P. whereby the Manager and certain of its affiliates will be prohibited from using, or causing another party to use, investment methodologies that are substantially similar to those described in this prospectus for the Target Double Play Fund and TargetPLUS Equity Fund to manage any fund and the word "Target" to label an investment methodology in the event the Manager or the Funds fail to renew the Subadvisory Agreement with First Trust Advisors L.P. or if any portion of the assets of either or both the AZL First Trust Target Double Play Fund or AZL TargetPLUS Equity Fund are placed under the management of the Manager or another asset manager.

The Manager was established as an investment adviser by Allianz Life Insurance Company of North America in April 2001. The Manager does not provide investment advice with regard to selection of individual portfolio securities, but rather evaluates and selects subadvisers for the Trust, subject to the oversight of the Board of Trustees. The Manager currently acts as Manager of all of the Funds of the Trust, which as of December 31, 2006, had aggregate assets of [$4.689 billion]. The Manager monitors and reviews the activities of each of the Subadvisers. In addition, the Manager constantly evaluates possible additional or alternative subadvisers for the Trust. Currently, the Manager's only client other than the Trust is the Allianz Variable Insurance Products Fund of Funds Trust.

The Manager's address is 5701 Golden Hills Drive, Minneapolis, Minnesota 55416.


---------------------------------------------------------------------------------------------------------------------
THE SUBADVISERS OF THE FUNDS
------------------------------------------------------------------------------------ --------------------------------
SUBADVISER                                                                           FUND(S)
------------------------------------------------------------------------------------ --------------------------------
------------------------------------------------------------------------------------ --------------------------------
A I M CAPITAL MANAGEMENT, INC. ("AIM"), is located at 11 Greenway Plaza, Suite       AZL AIM Basic Value Fund
100, Houston, Texas 77046-1173. AIM has acted as an investment advisor since its organization in 1986 and advises together with its affiliates, over 200 investment
portfolios. Assets under management by AIM and its affiliate as of December 31,      AZL AIM International Equity
2006 were [$149 billion].                                                            Fund
------------------------------------------------------------------------------------ --------------------------------
------------------------------------------------------------------------------------ --------------------------------
CLEARBRIDGE ADVISORS, LLC ("CLEARBRIDGE") (formerly CAM North America, LLC,
successor in interest to Salomon Brothers Asset Management Inc), with offices at   AZL LMP Large Cap Growth Fund
399 Park Avenue, New York, New York 10022, is a recently-organized investment adviser that has been formed to succeed to the equity securities portfolio
management business of Citigroup Asset Management, which was acquired by Legg       AZL LMP Small Cap Growth Fund
Mason, Inc. in December 2005. [As of December 31, 2006, ClearBridge had $___
billion in assets under management.] ClearBridge is a wholly owned subsidiary of
Legg Mason, a financial services holding company, whose principal executive offices are at 100 Light Street, Baltimore, Maryland 21202.
------------------------------------------------------------------------------------ --------------------------------

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The Allianz Variable Insurance Products Trust Prospectus May 1, 2007
                                       173


------------------------------------------------------------------------------------ --------------------------------
COLUMBIA MANAGEMENT ADVISORS, LLC ("COLUMBIA ADVISORS"), located at 100 Federal      AZL Columbia Technology Fund
Street, Boston, Massachusetts 02110, is the Fund's Subadviser. Columbia Advisors
is a direct, wholly owned subsidiary of Columbia Management Group, LLC, which in turn is a direct, wholly owned subsidiary of Bank of America, which in turn is a wholly owned banking subsidiary of Bank of America Corporation, a financial services holding company organized as a Delaware corporation. Columbia Advisors, a registered investment advisor, has been an investment adviser since 1995. At March
31, 2006, Columbia Advisors had $312.6 billion in assets under management.
Columbia Advisors is an SEC-registered investment adviser and indirect, wholly-owned subsidiary of Bank of America Corporation.
------------------------------------------------------------------------------------ --------------------------------
------------------------------------------------------------------------------------ --------------------------------
DAVIS SELECTED ADVISERS, L.P. ("DAVIS"), is located at 2949 East Elvira Road,
Suite 101, Tucson, Arizona 85706. Davis is controlled
by its general partner, Davis Investments, LLC. Davis Investments, LLC is a          AZL Davis NY Venture Fund
holding company with no business operations. Davis Investments, LLC is controlled by Christopher Davis as sole member. Christopher Davis's principal business over the last five years has been portfolio manager. Davis has been providing investment advice since 1969. As of December 31, 2006, Davis managed
[$72 billion] in assets.
------------------------------------------------------------------------------------ --------------------------------
------------------------------------------------------------------------------------ --------------------------------
THE DREYFUS CORPORATION ("DREYFUS"), is located at 200 Park Avenue, New York, NY
10166. Founded in 1947, Dreyfus manages approximately $190 billion in more than
209 mutual fund portfolios as of December 31, 2006. Dreyfus is the primary mutual fund business of Mellon Financial Corporation, a global financial services company. Headquartered in Pittsburgh, Mellon offers a comprehensive array of banking services for individuals and corporations and is one of the world's leading providers of asset management, trust, custody and benefits consulting
services.                                                                            AZL Dreyfus Premier Small Cap
On December 4, 2006, Mellon Financial Corporation and The Bank of New York           Value Fund
Company, Inc. announced that they had entered into a definitive agreement to
merge.  The new company will be called The Bank of New York Mellon Corporation. As   AZL S&P 500 Index Fund
part of this transaction, Dreyfus, the Fund's Subadviser, currently a wholly-owned
subsidiary of Mellon Financial Corporation, would become a wholly-owned subsidiary   AZL Small Cap Index Fund
of The Bank of New York Mellon Corporation.  The transaction is subject to certain regulatory approvals and the approval of The Bank of New York Company, Inc.'s and
Mellon Financial Corporation's shareholders, as well as other customary conditions to closing. Subject to such approvals and the satisfaction of the other conditions, Mellon Financial Corporation and The Bank of New York Company, Inc.
expect the transaction to be completed in the third quarter of 2007.
------------------------------------------------------------------------------------ --------------------------------


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The Allianz Variable Insurance Products Trust Prospectus May 1, 2007
                                       174


------------------------------------------------------------------------------------ --------------------------------

                                                                                     AZL First Trust Target Double
                                                                                     Play Fund

                                                                                     AZL TargetPLUS Balanced Fund
FIRST TRUST ADVISORS L.P. ("FIRST TRUST"), is located at 1001 Warrenville Road,      (Equity Portfolio)
Suite 300, Lisle, Illinois 60532.  First Trust and First Trust Portfolios L.P., an
affiliate of First Trust, were established in 1991 and at December 31, 2006, had     AZL TargetPLUS Equity Fund
approximately $26.5 billion in assets under management and supervision, of which
approximately $1.1 billion was invested in trusts serving as underlying funds for    AZL TargetPLUS Growth Fund
variable annuity and insurance contracts.                                            (Equity Portfolio)

                                                                                     AZL TargetPLUS Moderate Fund
                                                                                     (Equity Portfolio)

------------------------------------------------------------------------------------ --------------------------------
------------------------------------------------------------------------------------ --------------------------------

FOUNDERS ASSET MANAGEMENT LLC ("FOUNDERS"), is a wholly-owned subsidiary of
Dreyfus Service Corporation, which is a wholly-owned subsidiary of Dreyfus. The
Founders corporate offices are located at 210 University Boulevard, Suite 800,
Denver, Colorado 80206. Founders and its predecessor companies have operated as investment advisers since 1938. Founders manages [approximately $_____
million/billion] in [over ______] mutual fund portfolios as of December 31,
2006. Founders also serves as investment adviser or subadviser to a number of          AZL  Dreyfus Founders Equity
other investment companies. On December 4, 2006, Mellon Financial Corporation          Growth Fund
and The Bank of New York Company, Inc. announced that they had entered into a definitive agreement to merge. The new company will be called The Bank of New
York Mellon Corporation. As part of this transaction, Founders, the Funds'
Subadviser, currently an indirect wholly-owned subsidiary of Mellon Financial
Corporation, would become an indirect wholly-owned subsidiary of The Bank of New
York Mellon Corporation.
The transaction is subject to certain regulatory approvals and the approval of
The Bank of New York Company, Inc.'s and Mellon Financial Corporation's
shareholders, as well as other customary conditions to closing. Subject to such approvals and the satisfaction of the other conditions, Mellon Financial
Corporation and The Bank of New York Company, Inc. expect the transaction to be completed in the third quarter of 2007.

------------------------------------------------------------------------------------ --------------------------------
------------------------------------------------------------------------------------ --------------------------------
FRANKLIN ADVISORY SERVICES, LLC ("FRANKLIN"), One Parker Plaza, Ninth Floor, Fort    AZL Franklin Small Cap Value
Lee, New Jersey 07024, is the Fund's investment Subadviser, and was founded in       Fund
1947. Together, as of January 31, 2006, Franklin and its affiliates had [over $483 billion] in assets under management.
------------------------------------------------------------------------------------ --------------------------------
------------------------------------------------------------------------------------ --------------------------------
JENNISON ASSOCIATES LLC ("JENNISON"), 466 Lexington Avenue, New York, New York       AZL Jennison 20/20 Focus Fund
10017, is a Delaware Limited Liability Company and has been in the investment advisory business since 1969 (includes its predecessor, Jennison Associates
Capital Corp.). Jennison is a direct, wholly owned subsidiary of Prudential
Investment Management, Inc., which is a direct, wholly owned subsidiary of
Prudential Asset Management Holding Company, which is in turn a wholly owned
subsidiary of Prudential Financial, Inc. As of December 31, 2006, Jennison managed   AZL Jennison Growth Fund
[in excess of $72 billion] in assets.
------------------------------------------------------------------------------------ --------------------------------


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The Allianz Variable Insurance Products Trust Prospectus May 1, 2007
                                       175

------------------------------------------------------------------------------------ --------------------------------
LEGG MASON CAPITAL MANAGEMENT, INC. ("LMCM"), is located at 100 LightStreet,         AZL Legg Mason Growth Fund
Baltimore, MD 21202, and was founded in 1982. As of December 31, 2006, LMCM, together with its sister companies Legg Mason Funds Management, Inc., and LMM LLC,
had aggregate assets under management of [approximately $60 billion].                AZL Legg Mason Value Fund
------------------------------------------------------------------------------------ --------------------------------
------------------------------------------------------------------------------------ --------------------------------
NEUBERGER BERMAN MANAGEMENT INC. ("NEUBERGER BERMAN"), is located at 605 Third
Avenue 2nd Floor, New York, NY 10158-0180. Pursuant to an investment advisory
agreement, Neuberger Berman is responsible for choosing the Fund's investments       AZL Neuberger Berman Regency Fund
and handling its day-to-day business. Neuberger Berman carries out its duties subject to the policies established by the Board of Trustees. The investment advisory agreement establishes the fees the Fund pays to Neuberger Berman for its services as the Fund's investment manager and the expenses paid directly by the Fund. Together, the Neuberger Berman affiliates manage [$107 billion] in total assets as of December 31, 2006, and continue an asset management history that began in 1939.
------------------------------------------------------------------------------------ --------------------------------
------------------------------------------------------------------------------------ --------------------------------
OPPENHEIMER CAPITAL LLC ("OCC"), is a wholly-owned subsidiary of Allianz Global      AZL OCC Opportunity Fund
Investors NY Holdings LLC, which is a wholly-owned subsidiary of Allianz Global
Investors U.S. Equities LLC. Allianz Global Investors U.S. Equities LLC is a
wholly-owned subsidiary of Allianz Global Investors of America L.P. OCC is a
Delaware limited liability company and is a registered investment adviser under
the Advisers Act. Its principal place of business is 1345 Avenue of the Americas,    AZL OCC Renaissance Fund
48th Floor, New York, New York 10105. As of December 31, 2006, OCC had aggregate
assets under management of [approximately $26 billion]. OCC is affiliated with the   AZL OCC Value Fund
Manager.
------------------------------------------------------------------------------------ --------------------------------
------------------------------------------------------------------------------------ --------------------------------
OPPENHEIMERFUNDS, INC. ("OFI"), is located at Two World Financial Center, 225        AZL Oppenheimer Developing
Liberty St., 11th Floor, New York, NY 10281. OFI has been an investment advisor      Markets Fund
since January 1960. OFI is one of the largest and most respected mutual fund
companies in the U.S., with [more than $200 billion] in assets under management      AZL Oppenheimer Global Fund
as of December 31, 2006.
                                                                                     AZL Oppenheimer International
                                                                                     Growth Fund


                                                                                     AZL Oppenheimer Main Street
                                                                                     Fund


------------------------------------------------------------------------------------ --------------------------------
------------------------------------------------------------------------------------ --------------------------------
                                                                                     AZL PIMCO Fundamental
PACIFIC INVESTMENT MANAGEMENT COMPANY LLC ("PIMCO"), is located at 840 Newport       IndexPLUS Total Return Fund
Center Drive, Newport Beach, CA 92660. Organized in 1971, PIMCO provides
investment management and advisory services to private accounts of institutional     AZL TargetPLUS Balanced Fund
and individual clients and to mutual funds. As of December 31, 2006, PIMCO had       (Fixed Income Portfolio)
[approximately $594 billion] in assets under management.
                                                                                     AZL TargetPLUS Growth Fund
                                                                                     (Fixed Income Portfolio)

                                                                                     AZL TargetPLUS Moderate Fund
                                                                                     (Fixed Income Portfolio)

------------------------------------------------------------------------------------ --------------------------------
------------------------------------------------------------------------------------ --------------------------------
PRUDENTIAL INVESTMENT MANAGEMENT, INC. ("PIM"), is located at Two Gateway Plaza
Center, Newark, New Jersey, 07102. PIM is a direct, wholly owned subsidiary of       AZL Money Market Fund
Prudential Asset Management Holding Company, which in turn is a wholly owned subsidiary of Prudential Financial, Inc. As of December 31, 2006 PIM's assets under management were [$367 billion].
------------------------------------------------------------------------------------ --------------------------------


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The Allianz Variable Insurance Products Trust Prospectus May 1, 2007
                                       176


------------------------------------------------------------------------------------ --------------------------------
SCHRODER INVESTMENT MANAGEMENT NORTH AMERICA INC. (SCHRODERS), 875 Third Avenue,     AZL Schroder International
22nd Floor, New York, NY 10022-6225, has been a registered investment advisor,       Small Cap Fund
together with its predecessor, since 1968, and is part of a worldwide group of financial services companies known as The Schroder Group.  Schroders currently serves as investment advisor to other mutual funds, and a broad range of institutional investors.  At December 31, 2006, Schroders, together with its affiliated companies, managed approximately $___ billion in assets.  Schroder
Investment Management North America Ltd (Schroder Ltd), an affiliate of Schroders with headquarters located at 31 Gresham Street, London EC2V 7QA, England, serves as the sub-subadviser to the Fund and is responsible for day-to-day management of the Fund's assets.
------------------------------------------------------------------------------------ --------------------------------
------------------------------------------------------------------------------------ --------------------------------
VAN KAMPEN ASSET MANAGEMENT ("VKAM"), is a wholly-owned subsidiary of Van Kampen     AZL Van Kampen Aggressive
                                                                                     Growth Fund

                                                                                     AZL Van Kampen Comstock Fund

                                                                                     AZL Van Kampen Equity and
                                                                                     Income Fund

Investments Inc. ("Van Kampen") and was founded in 1927. Van Kampen is a             AZL Van Kampen Global
diversified asset management company with more than [3 million] retail investor      Franchise Fund
accounts, extensive capabilities for managing institutional portfolios, and,
together with its affiliated asset management companies, had [approximately $434     AZL Van Kampen Global Real
billion] under management or supervision as of December 31, 2006. Van Kampen is a    Estate Fund
wholly-owned subsidiary of MSAM Holdings II, Inc. which is a wholly-owned
subsidiary of Morgan Stanley. The offices of Van Kampen Asset Management are         AZL Van Kampen Growth and
located at 1221 Avenue of the Americas, New York, NY 10020.                          Income Fund

                                                                                     AZL Van Kampen Mid Cap Growth
                                                                                     Fund

                                                                                     AZL Van Kampen Strategic
                                                                                     Growth Fund
------------------------------------------------------------------------------------ --------------------------------

--------------------------------------------------------------------------------
THE PORTFOLIO MANAGERS OF THE FUNDS
AZL AIM BASIC VALUE FUND
The following individuals are jointly and primarily responsible for the day-to-day management of the Fund: Bret W. Stanley (lead manager), senior portfolio manager, has been responsible for the Fund since 2002 and has been associated with AIM and/or its affiliates since 1998. R. Canon Coleman II, portfolio manager, has been responsible for the Fund since 2003 and has been associated with AIM and/or its affiliates since 1999. Matthew W. Seinsheimer, senior portfolio manager, has been responsible for the Fund since 2002 and has been associated with AIM and/or its affiliates since 1998. Michael J.Simon, senior portfolio manager, has been responsible for the Fund since 2002 and has been associated with AIM and/or its affiliates since 2001. From 1996 to 2001, he was equity analyst and portfolio manager with Luther King Capital Management.

The lead manager generally has final authority over all aspects of the Fund's investment portfolio, including but not limited to, purchases and sales of individual securities, portfolio construction techniques, portfolio risk assessment, and the management of daily cash flows in accordance with portfolio holdings. The degree to which the lead managers may perform these functions, and the nature of these functions, may change from time to time. He is assisted by AIM's Basic Value Team which may be comprised of portfolio managers, research analysts and other investment professionals of AIM. Team members provide research support and make securities recommendations with respect to the Fund but do not have any day-to-day management responsibilities with respect to the Fund. Members of the team may change from time to time.


--------------------------------------------------------------------------------
The Allianz Variable Insurance Products Trust Prospectus May 1, 2007

AZL AIM INTERNATIONAL EQUITY FUND
The following individuals are jointly and primarily responsible for the day-to-day management of the Fund: Shuxin Cao, portfolio manager, has been responsible for the Fund since 2003 and has been associated with AIM and/or its affiliates since 1997. Jason T. Holzer, senior portfolio manager, has been responsible for the Fund since 2002 and has been associated with AIM and/or its affiliates since 1996. Clas G. Olsson, (lead manager with respect to the Fund's investments in Europe and Canada), senior portfolio manager, has been responsible for the Fund since 2002 and has been associated with AIM and/or its affiliates since 1994. Barrett K.Sides, (lead manager with respect to the Fund's investments in Asia Pacific and Latin America), senior portfolio manager, has been responsible for the Fund since 2002 and has been associated with AIM and/or its affiliates since 1990. Matthew W. Dennis, portfolio manager, has been responsible for the Fund since 2003 and has been associated with AIM and/or its affiliates since 2000. From 1996 to 2000, he was an equity strategist with ABN AMRO.

The lead managers generally have final authority over all aspects of the Fund's investment portfolio, including but not limited to, purchases and sales of individual securities, portfolio construction techniques, portfolio risk assessment, and the management of daily cash flows in accordance with portfolio holdings. The degree to which the lead managers may perform these functions, and the nature of these functions, may change from time to time.

They are assisted by AIM's Asia Pacific/Latin America and Europe/Canada Teams which may be comprised of portfolio managers, research analysts and other investment professionals of AIM. Team members provide research support and make securities recommendations with respect to the Fund but do not have any day-to-day management responsibilities with respect to the Fund. Members of the team may change from time to time.

AZL COLUMBIA TECHNOLOGY FUND
Wayne M. Collette, a vice president of Columbia Advisors, is the manager for the Fund and has managed or co-managed the Fund since Columbia began as subadviser of the Fund in 2006. Mr. Collette has also managed or co-managed the Columbia Technology Fund, a fund with an investment objective and investment strategy similar to the Fund, since 2002. Mr. Collette has been associated with Columbia Advisors or its predecessors since 2001. Prior to joining Columbia Advisors, Mr. Collette was an associate portfolio manager with Neuberger Berman Management Inc. from 1999 to 2001.

AZL DAVIS NY VENTURE FUND
The portfolio managers of the Fund are Christopher C. Davis and Kenneth C. Feinberg, who together serve as portfolio manager for a number of large cap value equity and financial stock portfolios at the Subadviser. They are the persons primarily responsible for investing the Fund's assets on a daily basis. Mr. Davis has over 15 years experience in investment management and securities research. He joined the Subadviser in 1989. Mr. Feinberg joined the Subadviser in 1994.

AZL DREYFUS FOUNDERS EQUITY GROWTH FUND
John B. Jares, Vice President of Investments of the Subadviser, is the portfolio manager of the Fund. Mr. Jares, a Chartered Financial Analyst, joined the Subadviser in November 2001. He was formerly a vice president and senior portfolio manager at Delaware Investments from 2000 to November 2001, a vice president and portfolio manager at Berger LLC from 1997 to 2000, and a large-cap equity analyst and subsequently a co-portfolio manager at Founders from 1994 to 1997.

AZL DREYFUS PREMIER SMALL CAP VALUE FUND
Ronald P. Gala and Adam T. Logan have been the Fund's primary portfolio managers since April 2005. Mr. Gala has been employed by Dreyfus as a portfolio manager since October 1994 and is also a senior vice president, senior portfolio manager and principal officer of Mellon Equity Associates, LLP (MEA), an affiliate of Dreyfus which he joined in 1993. Mr. Logan has been employed by Dreyfus as a portfolio manager since March 2003 and is also a vice president and portfolio manager of MEA, which he joined in 1998.

AZL S&P 500 INDEX FUND AND AZL SMALL CAP STOCK INDEX FUND
Thomas Durante, CFA, is the fund's primary portfolio manager of the AZL S&P 500 Index Fund and the AZL Small Cap Stock Index Fund, and has been employed by Mellon since 1982. He is also a portfolio manager with Mellon Equity Associates, an affiliate of Dreyfus, and has been employed by Mellon Bank, N.A. since 2000.

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The Allianz Variable Insurance Products Trust Prospectus May 1, 2007

AZL FIRST TRUST TARGET DOUBLE PLAY FUND
No one individual is primarily responsible for portfolio management decisions for the Funds. Investments are made under the direction of a committee (the "First Trust Investment Committee"). Robert F. Carey, CFA, Roger F. Testin, CFA, Jon C. Erickson, CFA, David G. McGarel, CFA, and Daniel J. Lindquist, CFA, comprise the First Trust Investment Committee of First Trust that is responsible for the day-to-day management of each Fund.

Mr. Lindquist rejoined First Trust in April 2004 after serving as Chief Operating Officer of Mina Capital Management LLC from January 2004 to April 2004 and Samaritan Asset Management, Inc. from 2000 to 2003 and is a Senior Vice President of First Trust and a Senior Vice President of First Trust Portfolios L.P. ("FTP"). Mr. Lindquist is Chairman of the First Trust Investment Committee and presides over First Trust Investment Committee meetings.

Mr. Carey has been with First Trust for 14 years and is the Chief Investment Officer and Senior Vice President of First Trust and Senior Vice President of FTP. As First Trust's Chief Investment Officer, Mr. Carey consults with the First Trust Investment Committee on market conditions and First Trust's general investment philosophy.

Mr. Erickson has been with First Trust for 12 years and is a Senior Vice President of First Trust and a Senior Vice President of FTP. As the head of First Trust's Equity Research Group, Mr. Erickson is responsible for determining the securities to be purchased and sold by funds that do not utilize quantitative investment strategies.

Mr. McGarel has been with First Trust for 8 years and is a Senior Vice President of First Trust and a Senior Vice President of FTP. As the head of First Trust's Strategy Research Group, Mr. McGarel is responsible for developing and implementing quantitative investment strategies for those funds that have investment policies that require them to follow such strategies.

Mr. Testin has been a Senior Vice President of First Trust since August 2001. Prior to joining First Trust, Mr. Testin was an analyst for Dolan Capital Management. As the head of First Trust's Portfolio Management Group, Mr. Testin is responsible for executing the instructions of the Strategy Research Group and Equity Research Group for the Funds' portfolios.

AZL FRANKLIN SMALL CAP VALUE FUND
William J. Lippman is the Lead portfolio manager of the Fund. Mr. Lippman is President and portfolio manager of the Subadviser. He joined Franklin in 1988 and currently manages several retail and insurance funds. He is a member of the Franklin Institutional Small Cap Value Equity Management team. In addition, he is President and Trustee of Franklin Managed Trust and President of Franklin Value Investors Trust.

Bruce Baughman is Backup portfolio manager of the Fund. He is senior vice president and portfolio manager of the Subadviser. He joined Franklin in 1988. Mr. Baughman is part of a team that manages several equity funds, including Franklin Balance Sheet Investment Fund and Franklin MicroCap Value Fund, where he is Lead Manager. He is also a member of the Franklin Institutional Small Cap Value Equity Team.

Margaret McGee is Backup portfolio manager of the Fund. She is Vice President and portfolio manager of the Subadviser. Ms. McGee joined Franklin in 1988 and currently co-manages several mutual funds. She is a member of the Franklin Institutional Small Cap Value Equity Team.

Don Taylor is Backup portfolio manager of the Fund. He is senior vice president and portfolio manager of the Subadviser. Mr. Taylor joined Franklin in 1996. He is part of a team that manages several equity funds, including Franklin Rising Dividends Fund and Franklin Rising Dividends Securities Fund, where he is Lead Manager. Mr. Taylor is also a member of the Franklin Institutional Small Cap Value Equity Team.

AZL JENNISON 20/20 FOCUS FUND
Spiros "Sig" Segalas and David A. Kiefer are the portfolio managers of the Fund. Mr. Segalas and Mr. Kiefer have final authority over all aspects of the Fund's investment portfolio, including but not limited to, purchases and sales of individual securities, portfolio construction, risk assessment and management of cash flows.

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The Allianz Variable Insurance Products Trust Prospectus May 1, 2007

AZL JENNISON GROWTH FUND
Michael A. Del Balso, Kathleen A. McCarragher and Spiros "Sig" Segalas are the portfolio managers of the Fund. Mr. Del Balso generally has final authority over all aspects of the Fund's investment portfolio, including but not limited to, purchases and sales of individual securities, portfolio construction, risk assessment and management of cash flows.

Mr. Segalas was a founding member of Jennison in 1969 and is currently a Director, President and Chief Investment Officer of Jennison. He has managed the Fund since May 2005.

Mr. Kiefer, CFA, is a Managing Director of Jennison, which he joined in September 2000. He was appointed Jennison's Head of Large Cap Value Equity in January 2004, having managed diversified large capitalization portfolios since 1998 and large cap blend equity assets since 1999. He managed the Prudential Utility Fund, now known as the Jennison Utility Fund, from 1994 to June 2005. He joined Prudential's management training program in 1986. From 1988 to 1990, Mr. Kiefer worked at Prudential Power Funding Associates, making loans to the energy industry. He then left to attend business school, rejoining Prudential in equity asset management in 1992. He has managed the Fund since May 2005.

Mr. Del Balso joined Jennison in May 1972 and is currently a Managing Director of Jennison. He is also Jennison's Director of Research for Growth Equity. He is a member of The New York Society of Security Analysts, Inc. He has managed the Fund since May 2005.

Ms. McCarragher joined Jennison in May 1998 and is a Managing Director of Jennison. She is also Jennison's Head of Growth Equity. Prior to joining Jennison, she was employed at Weiss, Peck & Greer L.L.C. for six years as a Managing Director and the Director of Large Cap Growth Equities. She has managed the Fund since May 2005.

The portfolio managers for the Fund are supported by other Jennison portfolio managers, research analysts and investment professionals. Jennison typically follows a team approach in providing such support to the portfolio managers. The teams are generally organized along product strategies (e.g., large cap growth, large cap value) and meet regularly to review the portfolio holdings and discuss security purchase and sales activity of all accounts in the particular product strategy. Team members provide research support, make securities recommendations and support the portfolio managers in all activities. Members of the team may change from time to time.

AZL LMP LARGE CAP GROWTH FUND
Alan J. Blake is the portfolio manager for the Fund. He is Managing Director and Co-Head U.S. Large Cap Growth, Institutional - Senior portfolio manager for the Subadviser. He joined Smith Barney Asset Management in 1991 and has 28 years experience in the Securities industry.

AZL LMP SMALL CAP GROWTH FUND
The Fund is managed by a team of portfolio managers including the following:
Vincent Gao is Lead portfolio manager for small cap growth and balanced strategies and Analyst covering technology. He has 11 years of industry experience. Mr. Gao joined Salomon Brothers Asset Management in 1999.

Robert Feitler is Co-Manager for large cap value strategies, Sector Manager for small cap growth and balanced strategies and Analyst covering Financials. Mr. Feitler has 12 years of industry experience. He joined Salomon Brothers Asset Management in 1995.

Kevin Caliendo is Senior portfolio manager for all cap strategies, Co-Manager for large cap core, sector neutral strategies, Sector Manager for small cap growth and balanced strategies, and Analyst covering healthcare. He is also a member of the Salomon Brothers Asset Management Investment Policy Committee. Mr. Caliendo has 12 years of industry experience. He joined Salomon Brothers Asset Management in 2002. Prior to that he was an Equity Analyst and Convertible portfolio manager at SAC Capital.

Margaret Blaydes is Sector Manager for small cap growth and balanced strategies and Analyst covering tobacco, beverages, retail and consumer. She has 11 years of industry experience. Ms. Blaydes joined Salomon Brothers Asset Management in 2003. Prior to that she worked as Equity Research Analyst covering entertainment and leisure at Salomon Brothers.

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The Allianz Variable Insurance Products Trust Prospectus May 1, 2007

Dmitry Khaykin is Sector Manager for small cap growth and balanced strategies and Analyst covering communications and media. He has 9 years of industry experience. Mr. Khaykin joined Salomon Brothers Asset Management in 2003. Prior to that he worked as Research Analyst in telecommunications at Gabelli & Company, Inc.

AZL LEGG MASON GROWTH FUND
Robert Hagstrom has the responsibility for the day-to-day management of the Fund. He has held this position since April 2005. Mr. Hagstrom has been employed by one or more subsidiaries of Legg Mason, Inc. since 1998. He currently serves as senior vice president for LMCM. and Legg Mason Funds Management, Inc.

AZL LEGG MASON VALUE FUND
Mary Chris Gay has the responsibility for the day-to-day management of the Fund. She has held this position since 2004. Ms. Gay has been employed by one or more subsidiaries of Legg Mason, Inc. since 1989. She is currently a senior vice president for LMCM and Legg Mason Funds Management, Inc. and manages several domestic and international mutual funds and pooled investment vehicles.

AZL MONEY MARKET FUND
Joseph M. Tully is Managing Director and head of PIM's Money Markets team, overseeing PIM's taxable and tax-exempt money market portfolios. Joe has 17 years of experience managing short-term fixed income investments as well as extensive background as a credit analyst of domestic and foreign banks. Prior to joining Prudential Financial in 1987, Mr. Tully worked for Merrill Lynch Asset Management as portfolio manager and senior bank credit analyst. Previously, he was an assistant national bank examiner for the Office of the Comptroller of the Currency.

AZL NEUBERGER BERMAN REGENCY FUND
S. Basu Mullick is a Vice President of Neuberger Berman and a Managing Director of Neuberger Berman, LLC. He has managed the Fund since 2006 and is responsible for the day-to-day management of the Fund. He has been a fund manager at Neuberger Berman since 1998.

AZL OCC OPPORTUNITY FUND
Michael Corelli has been employed as a portfolio manager for OCC since 2005. Mr. Corelli has also been concurrently employed as a portfolio manager by PEA Capital LLC ("PEA") since 2003. PEA and OCC are affiliates. PEA is also affiliated with the Manager. Prior to joining PEA in 1999, Mr. Corelli worked for six years at Bankers Trust in support of and as analyst for the small and mid cap growth group.

AZL OCC RENAISSANCE FUND
David Philips, Managing Director and Director of Research of OCC. Mr. Philips joined OCC in 1996 and is the lead portfolio manager of the AZL OCC Renaissance Fund since November 2006. He has 10 years of experience as a research analyst. Mr. Philips is a member of OCC's Portfolio Construction Team, a committee of senior large-cap portfolio managers, and is a large-cap specialist on the All Cap Equity portfolio management team.

Nicholas Frelinghuysen, Senior Vice President of OCC, is the co-portfolio manager of the AZL OCC Renaissance Fund. Mr. Frelinghuysen joined OCC in 1999 and is a senior research analyst for the firm's Small/Mid Cap team and also serves as a small/mid specialist on the All Cap Equity portfolio management team. He has 12 years of experience as a research analyst.

Bradley Holmes, Senior Vice President of OCC and is the co-portfolio manager of the AZL OCC Renaissance Portfolio. Mr. Holmes joined OCC in 1993 and is a senior research analyst for the firm's Small/Mid Cap team. He has 13 years of experience as a research analyst.

AZL OCC VALUE FUND
Colin Glinsman is responsible for the day-to-day management of the Fund. He is the Chief Investment Officer of OCC. Mr. Glinsman serves as lead manager of OCC's Large Cap Focus and Large Cap Value strategies, as well as portfolio manager of the OpCap Value Fund and co-manager of the OpCap Renaissance Fund. Mr Glinsman also manages the 5-star Oppenheimer Quest Balanced Fund. He brings 25 years of experience to his current position, including 16 years at OCC as a portfolio manager/Analyst. In February 2005, Mr. Glinsman became an employee and portfolio manager with


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The Allianz Variable Insurance Products Trust Prospectus May 1, 2007

PEA Capital, LLC. He is also an employee and portfolio manager with OCC, a registered investment adviser and an affiliate of PEA Capital. Thus, the information about his experience within the Allianz Global Investors organization prior to February 2005 refers to his years with OCC.

AZL OPPENHEIMER DEVELOPING MARKETS FUND
The Fund's portfolio is managed by Mark Madden who is principally responsible for the day-to-day management of the Fund's investments.

Mr. Madden is a Vice President and portfolio manager of the Fund and a Vice President of the Manager since August 2004. Prior to joining OFI, Mr. Madden held the following positions at Pioneer Investment, Inc.: Managing Director of Global Emerging Markets Team from November 2000 through July 2004, Senior Vice President and portfolio manager of International Equities from December 1998 through October 2000, and Vice President and portfolio manager of International Equities from February 1993 through November 1998. He is an officer of one portfolio in the OppenheimerFunds complex.

AZL OPPENHEIMER GLOBAL FUND
The portfolio manager of the Fund is Rajeev Bhaman, who is the person primarily responsible for the day-to-day management of the Fund's investments. Mr. Bhaman, CFA, is a Vice President of the Fund and has been a portfolio manager of the Fund since August 2004. He has been a Vice President of the Subadviser [OFI?] since January 1997 and is a portfolio manager of other portfolios in the OppenheimerFunds complex. Prior to joining the Subadviser in 1996, Mr. Bhaman was employed at Barclays de Zoete Wedd Inc., concentrating on Asian research and research sales.

AZL OPPENHEIMER INTERNATIONAL GROWTH FUND
The Fund's portfolio is managed by George R. Evans. Mr. Evans is the Fund's lead portfolio manager and has been the person primarily responsible for the day-to-day management of the Fund's portfolio since inception. Mr. Evans has been Vice President of the Subadviser since October 1993 and Director of International Equities of the Subadviser since 2004. He is an officer of 5 portfolios in the OppenheimerFunds complex.

AZL OPPENHEIMER MAIN STREET FUND
The Fund's portfolio is managed by Nikolaos D. Monoyios and Marc Reinganum who are primarily responsible for the day-to-day management of the Fund's investments. Mr. Monoyios has been a portfolio manager for the Fund since inception. Mr. Monoyios, a Certified Financial Analyst, has been a Senior Vice President of the Subadviser since October 2003 and was formerly a Vice President of the Subadviser from April 1998 through September 2003. He is an officer of 12 portfolios in the OppenheimerFunds complex.

Mr. Reinganum has been a portfolio manager for the Fund since inception. Mr. Reinganum has been a Vice President of the Subadviser since September 2002 and Director of Quantitative Research and Portfolio Strategist for Equities. He was formerly the Mary Jo Vaughn Rauscher Chair in Financial Investments at Southern Methodist University since 1995. At Southern Methodist University he also served as the Director of the Finance Institute, Chairman of the Finance Department, President of the Faculty at the Cox School of Business and member of the Board of Trustee Investment Committee. He is an officer of 8 portfolios in the OppenheimerFunds complex.

AZL PIMCO FUNDAMENTAL INDEXPLUS TOTAL RETURN FUND
The Fund is managed by William H. Gross, Managing Director, Chief Investment Officer and a founding partner of PIMCO. He has been the portfolio manager since the Fund's inception in May of 2005. He has also managed the PIMCO StocksPLUS Fund since January of 1998 and the PIMCO StocksPLUS Total Return Fund since its inception in June of 2002. He has 36 years of investment experience.

AZL SCHRODER INTERNATIONAL SMALL CAP FUND
The Schroder International Smallcap Investment Committee is responsible for the management of the Fund. The Committee, composed of small cap specialists, determines the country allocation of the Fund. Stock selection is primarily the responsibility of regional small cap portfolio managers.

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The Allianz Variable Insurance Products Trust Prospectus May 1, 2007

The manager primarily responsible for the day-to-day management of the Fund is Matthew Dobbs, Chair of the Schroder International Smallcap Investment Committee, Executive Director of Schroder Ltd, and Portfolio Manager on the EAFE team. He has been with the Schroders Group since 1981. Education: BA, Worcester College, Oxford University.

AZL TARGETPLUS EQUITY FUND
The AZL TargetPLUS Equity Fund is subadvised by the First Trust Investment Committee as described above for the AZL First Trust Target Double Play Fund.

AZL TARGETPLUS BALANCED FUND,
AZL TARGETPLUS MODERATE FUND, AND
AZL TARGETPLUS GROWTH FUND

THE EQUITY PORTFOLIO: The Equity Portfolio is subadvised by the First Trust Investment Committee as described above for the AZL First Trust Target Double Play Fund.

THE FIXED INCOME PORTFOLIO:

    DIVERSIFIED INCOME STRATEGY: Curtis Mewbourne, Executive Vice President, PIMCO. He is a Portfolio Manager and senior member of PIMCO's portfolio management and strategy group, specializing in credit portfolios. He joined PIMCO in 1999.

    TOTAL RETURN STRATEGY: William H. Gross. Managing Director, Chief Investment Officer and a founding partner of PIMCO. Mr. Gross has been associated with PIMCO since 1971.

    MANAGER ALLOCATION: As described under the Risk/Return Summary, The Manager, may allocate from 0% to 100% of the Fund's assets allocated to the Fixed Income Portfolio to either of the two separate strategies: Jeffrey W. Kletti is the portfolio manager for the Manager who determines the allocations among and between the two strategies. Mr. Kletti is a Chartered Financial Analyst and joined Allianz Life Insurance Company of North America, the parent of the Manager, in 2000. Mr. Kletti served as senior vice president of the Manager from its inception in 2001 until he was elected its president in 2005. Previously, Mr. Kletti held positions with Fortis Financial Group, IAI Mutual Funds, and Kemper Financial Services.

AZL VAN KAMPEN AGGRESSIVE GROWTH FUND
The Fund's portfolio is managed within the Subadviser's Multi-Cap Growth team. Current members of the Multi-Cap Growth team include Gary Lewis, Managing Director of the Subadviser, Dudley Brickhouse, Janet Luby, and Matthew Hart, Executive Directors of the Subadviser, and Scott Miller, Vice President of the Subadviser.

Gary Lewis is the lead manager for the Fund and for the entire team. The team also manages a small cap product which is led by Mr. Hart, a midcap product which is led by Mr. Brickhouse, and a focus fund led by Ms. Luby. Mr. Miller focuses on the healthcare sector across all capitalizations. All team members collaborate to bring ideas to Mr. Lewisfor the Funds. Team members have all come from analytical backgrounds with a primary focus on technology, healthcare, consumer, and financial sectors, and ideas which fit the team's criteria are discussed in a daily collaborative group meeting or individually with Mr. Lewis for inclusion in or sale from the Fund.

The composition of the team may change without notice from time to time. See below for more information about the portfolio managers.

AZL VAN KAMPEN COMSTOCK FUND
The Fund's portfolio is managed within the Subadviser's Multi-Cap Value team. Current members of the Multi-Cap Value team include B. Robert Baker who is the Fund's lead portfolio manager, Jason Leder, and Kevin Holt, Managing Directors of the Subadviser.

All portfolio managers who work on the portfolio are responsible for generating investment ideas. Each portfolio manager has discretion over the sectors they cover. The Multi-Cap Value Team meets formally every Tuesday to discuss the portfolio. This is open for debate with all the managers providing their opinions and ideas. Lead portfolio manager, Mr. Baker, has ultimate responsibility for the strategy and is the final arbiter on decisions.

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The Allianz Variable Insurance Products Trust Prospectus May 1, 2007

The composition of the team may change without notice from time to time. See below for more information about the portfolio managers.

AZL VAN KAMPEN EQUITY AND INCOME FUND
The Fund is managed by the Subadviser's Equity Income team. Current members of the team jointly and primarily responsible for the day-to-day management of the Fund's portfolio are James A. Gilligan and David S. Horowitz, each a Managing Director of the Subadviser, James O. Roeder, Thomas B. Bastian and Gerhardt Herbert, each an Executive Director of the Subadviser, and Sergio Marcheli and Vincent E. Vizachero, each a Vice President of the Subadviser.

Messrs. Gilligan and Horowitz are the lead portfolio managers of the Fund. Each member is responsible for specific sectors, except Mr. Marcheli who aids in providing research in all sectors as needed. Mr. Marcheli also manages the cash position in the Fund. All team members are responsible for the day-to-day management of the Fund and Messrs. Gilligan and Horowitz are responsible for the execution of the overall strategy of the Fund.

The composition of the team may change without notice from time to time. See below for more information about the portfolio managers.

AZL VAN KAMPEN GLOBAL FRANCHISE FUND
he Fund's portfolio is managed within the Subadviser's Global Franchise team. The Current members of the team include Hassan Elmasry, who is the Fund's lead portfolio manager, Managing Director of the Subadviser, Ewa Borowska, Executive Director of the Subadviser, Paras Dodhia, and Michael Allison, Vice Presidents of the Subadviser, and Jayson Vowles, Analyst of the Subadviser.

Hassan Elmasry is the lead manager of the Global Franchise strategy. Mr. Elmasry is a Managing Director of the Firm and has 20 years' investment experience. He is supported by Ewa Borowska, Portfolio Specialist, Michael Allison, Analyst, Paras Dodhia, Analyst, and Jayson Vowles, Analyst. As Portfolio Specialist, Ewa's primary focus is institutional client service and business management. Michael, Paras and Jayson are the strategy's dedicated research analysts and have 6, 4 and 3 years of investment experience respectively. As lead portfolio manager, Mr. Elmasry has ultimate responsibility for stock selection and portfolio construction.

See below for more information about the portfolio managers.

AZL VAN KAMPEN GLOBAL REAL ESTATE FUND
The Fund's assets are managed within the Real Estate Team. The members of the team who are currently responsible for the day-to-day management of the Fund are Theodore R. Bigman, Managing Director of the Subadviser, Michiel te Paske, Sven van Kemenade, and Angeline Ho, Executive Directors of the Subadviser. Together, the team determines the investment strategy, establishes asset-allocation frameworks and directs the implementation of investment strategy.

See below for more information about the portfolio managers.

AZL VAN KAMPEN GROWTH AND INCOME FUND
The Fund's portfolio is managed within Van Kampen's Equity Income team. Current members of the team include James Gilligan, who is the Fund's lead portfolio manager, a Managing Director of Van Kampen, James Roeder and Thomas Bastian, Executive Directors of Van Kampen, Sergio Marcheli and Vince Vizachero, Vice Presidents of Van Kampen.

Each member is responsible for specific sectors, with the exception of Sergio Marcheli. All team members are responsible for the day-to-day management of the Fund and James Gilligan is responsible for the execution of the overall strategy of the Fund.

The composition of the team may change without notice from time to time. See below for more information about the portfolio managers.

AZL VAN KAMPEN MID CAP GROWTH FUND
The Fund's portfolio is managed within the Subadviser's U.S. Growth Team. The Current members of the team include Dennis Lynch and David Cohen, Managing Directors of the Subadviser, and Sam Chainani and Alexander Norton, Executive Directors of the Subadviser.

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The Allianz Variable Insurance Products Trust Prospectus May 1, 2007

Dennis Lynch is the lead portfolio manager of the Fund. David Cohen, Sam Chainani, and Alex Norton are co-portfolio managers. Members of the team collaborate to manage the assets of the Fund. The team manages their funds in 5 primary strategies.

The composition of the team may change without notice from time to time. See below for more information about the portfolio managers.

AZL VAN KAMPEN STRATEGIC GROWTH FUND
The Fund's portfolio is managed within the Subadviser's Multi-Cap Growth team. Current members of the Multi-Cap Growth team include Gary Lewis, who is the Fund's lead portfolio manager, Managing Director of the Subadviser, Dudley Brickhouse, Janet Luby, and Matthew Hart, Executive Directors of the Subadviser, and Scott Miller, Vice Presidents of the Subadviser.

Gary Lewis is the lead manager for the Fund and for the entire team. The team also manages a small cap product which is led by Matt Hart, a midcap product which is led by Dudley Brickhouse, and a focus fund led by Janet Luby. Scott Miller focuses on the healthcare sector across all capitalizations. All team members collaborate to bring ideas to Gary for the Funds. Team members have all come from analytical backgrounds with a primary focus on technology, healthcare, consumer, and financial sectors, and ideas which fit the team's criteria are discussed in a daily collaborative group meeting or individually with Gary Lewis for inclusion in or sale from the Fund.

The composition of the team may change without notice from time to time. See below for more information about the portfolio managers.

THE VAN KAMPEN PORTFOLIO MANAGERS:

o Michael Allison has worked for the Subadviser since 2000 and has managed the AZL Van Kampen Global Franchise Fund since February 2005.

o B. Robert Baker, has worked for the Subadviser since 1991 and has managed the AZL Van Kampen Comstock Fund since 2001.

o Thomas Bastian has worked for the Subadviser since 2003 and joined the team managing the AZL Van Kampen Equity and Income Fund in 2003 and has managed the AZL Van Kampen Growth and Income Fund since 2003. Prior to that, he was a portfolio manager at Eagle Asset Management.

o Theodore R. Bigman has worked for the Subadviser since 1995 and has been managing the AZL Van Kampen Global Real Estate Fund since 2006.

o Ewa Borowska has worked for the Subadviser since 1998 and has managed the AZL Van Kampen Global Franchise Fund since 2003.

o Dudley Brickhouse has worked for the Subadviser since 1997 and has managed the AZL Van Kampen Aggressive Growth Fund and AZL Van Kampen Strategic Growth Fund since 2001.

o Sam Chainani has worked for the Subadviser since 1996 and has managed the AZL Van Kampen Mid Cap Growth since 2004.

o David Cohen has worked for the Subadviser since 1993 and has managed the AZL Van Kampen Mid Cap Growth Fund since 2003.

o Paras Dodhia has worked for the Subadviser since 2002 and has managed the AZL Van Kampen Global Franchise Fund since 2002. Prior to 2002, Mr. Dodhia was an Equity Analyst for JP Morgan Chase.

o Hassan Elmasry, has worked for the Subadviser since 1995 and has managed the AZL Van Kampen Global Franchise Fund since April 2002.

o James Gilligan has worked for the Subadviser since 1985 and joined the team managing the AZL Van Kampen Equity and Income Fund in 1990 and has managed the AZL Van Kampen Growth and Income Fund since 2001.

o Matthew Hart has worked for the Subadviser since 1997 and has managed the AZL Van Kampen Aggressive Growth Fund and AZL Van Kampen Strategic Growth Fund since 2001.

o Gerhardt Herbert has worked for the Subadviser since 1994 and joined the team managing the AZL Van Kampen Equity and Income Fund in 2005. Prior to 2005, Mr. Herbert worked in an investment management capacity with the Subadviser.

o Angeline Ho has worked for the Subadviser since 1997 and has been managing the AZL Van Kampen Global Real Estate Fund since 2006.

o Kevin Holt has worked for the Subadviser since 1999 and has managed the AZL Van Kampen Comstock Fund since 2001.

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The Allianz Variable Insurance Products Trust Prospectus May 1, 2007

o David S. Horowitz has worked for the Subadviser since 1995 and joined the team managing the AZL Van Kampen Equity and Income Fund in 2005. Prior to 2005, Mr. Horowitz was a portfolio manager with the Subadviser.

o Sven van Kemenade has worked for the Subadviser since 1997 and has been managing the AZL Van Kampen Global Real Estate Fund since 2006.

o Jason Leder has worked for the Subadviser since 1995 and has managed the AZL Van Kampen Comstock Fund since 2001.

o Gary Lewis, has worked for the Subadviser since 1986 and has managed the AZL Van Kampen Aggressive Growth Fund and AZL Van Kampen Strategic Growth Fund since 2001.

o Janet Luby has worked for the Subadviser since 1995 and has managed the AZL Van Kampen Aggressive Growth Fund and AZL Van Kampen Strategic Growth Fund since 2001.

o Dennis Lynch, who is the Fund's lead portfolio manager, has worked for the Subadviser since 1998 and has managed the AZL Van Kampen Mid Cap Growth Fund since 2003.

o Sergio Marcheli has worked for the Subadviser since 2002 and joined the team managing the AZL Van Kampen Equity and Income Fund in 2003 and has managed the AZL Van Kampen Growth and Income Fund since 2003. From 2002-2003, Mr. Marcheli worked in an investment management capacity with the Subadviser and prior to that, he worked in a marketing capacity for an affiliate of the Subadviser.

o Scott Miller has worked for the Subadviser since 2001 and has managed the AZL Van Kampen Aggressive Growth Fund and AZL Van Kampen Strategic Growth Fund since 2001. Prior to that, he was a student at the University of Chicago Graduate Business School.

o Alex Norton has worked for the Subadviser since 2000 and has managed the AZL Van Kampen Mid Cap Growth Fund since July 2005.

o Michael te Paske has worked for the Subadviser since 1997 and has been managing the AZL Van Kampen Global Real Estate Fund since 2006.

o James O. Roeder has worked for the Subadviser since 1999 and joined the team managing the AZL Van Kampen Equity and Income Fund in 1999 and has managed the AZL Van Kampen Growth and Income Fund since 2001.

o Mr. Vizachero has worked for the Subadviser since 2001 and joined the team managing the AZL Van Kampen Equity and Income Fund in 2001 and has managed the AZL Van Kampen Growth and Income Fund 2001. Prior to 2001, Mr. Vizachero was an analyst at Fidelity Investments.

o Jayson Vowles has worked for the Subadviser since 2003 and has managed the AZL Van Kampen Global Franchise Fund since 2003. Prior to 2003, Mr. Vowles worked for Goldman Sachs International as an associate, modeling fixed income derivatives.


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MORE INFORMATION ABOUT FUND MANAGEMENT
The Manager, Oppenheimer Capital LLC, PIMCO, and Nicholas-Applegate Capital Management LLC are subsidiaries of Allianz SE (formerly Allianz AG), one of the world's largest insurance and financial services companies. On October 13, 2006, Allianz AG, which was previously an "Aktiengesellschaft" or German Stock Corporation, changed its legal form into a "Societas Europaea" (SE) or European Stock Corporation, while maintaining its legal identity as the surviving corporation. Allianz SE is headquartered in Munich, Germany and has operations in [70 countries]. As of December 31, 2006, Allianz SE had assets under management of more than [$1.5 trillion]. In North America, Allianz SE subsidiaries are engaged in the life insurance, property casualty insurance, broker-dealer, banking, investment adviser, and mutual fund businesses.

The SAI has more detailed information about the Manager, the Subadvisers and other service providers. The SAI also provides additional information about the portfolio managers' compensation, other accounts managed by the portfolio managers, and the portfolio managers' ownership of securities in the Funds.


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DUTIES OF THE MANAGER AND SUBADVISERS
Within the scope of an investment program approved by the Board of Trustees, the Manager oversees the AZL Funds and the selection of Subadvisers and advises on the Funds' investment policies, and the Subadvisers determine which securities are bought and sold, and in what amounts. The Manager is also responsible for allocation of assets in the Fixed Income Portfolio between the Diversified Income Strategy and the Total Return Strategy for the AZL TargetPLUS Balanced Fund, AZL TargetPLUS Growth Fund, and AZL TargetPLUS Moderate Fund. However, the Subadvisers

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The Allianz Variable Insurance Products Trust Prospectus May 1, 2007 determine which securities are bought and sold, and in what amounts, for each of those strategies. The Manager continuously monitors the performance of various investment management organizations, including the Subadvisers, and generally oversees the services provided to Allianz VIP Funds by its administrator, custodian and other service providers. Further information about the Subadvisers is included in the SAI.

The Manager is paid a fee as set forth under "Fees" below, by the Fund for its services, which includes any fee paid to the Subadviser.

Each of these Funds and the Manager, under an order received from the Securities and Exchange Commission ("SEC") on September 17, 2002, may enter into and materially amend agreements with Subadvisers without obtaining shareholder approval. This type of structure is commonly known as a "Manager of Managers" structure. For any Fund that is relying on the order, the Manager may:
O   hire one or more subadvisers;
O   change subadvisers; and
O   reallocate management fees between itself and subadvisers.

The Manager continues to have the ultimate responsibility for the investment performance of these Funds due to its responsibility to oversee Subadvisers and recommend their hiring, termination and replacement. No Fund will rely on the order until it receives approval from:
O   its shareholders; or
O the Fund's sole initial shareholder before the Fund is available to the public, and the Fund states in its prospectus that it intends to rely on the order. The Manager will not enter into an agreement with an affiliated subadviser without that agreement, including the compensation to be paid under it, being similarly approved except as may be permitted by applicable law.





POTENTIAL MATERIAL CONFLICT OF INTEREST
Actual or apparent conflicts of interest may arise for the Manager related to its discretion to allocate assets of the Fixed Income Portfolio between the Diversified Income Strategy and the Total Return Strategy for the AZL TargetPLUS Balanced Fund, AZL TargetPLUS Growth Fund, and AZL TargetPLUS Moderate Fund (the "Manager Allocation Funds"). The Manager receives a management fee for the services provided and expenses assumed for each Fund, including each of the Manager Allocation Funds. For each Fund, the Manager pays each Subadviser a subadvisory fee out of the management fees it receives. For each Fund, the subadvisory fees are based on the assets allocated to each Subadviser for services performed, including day-to-day management, under a Subadvisory Agreement. In the case of the Manager Allocation Funds, the subadvisory fees the Manager pays to the Subadviser of the Fixed Income Portfolio differ between the Diversified Income Strategy and the Total Return Strategy (see the subadvisory fee table in "The Subadvisers" section of the SAI). This difference may create an incentive for the Manager to consider the impact on revenues the Manager will receive in allocating among and between the strategies.

PAYMENTS TO AFFILIATED INSURANCE COMPANIES
Currently, the Funds are available as underlying investment options of variable annuity contracts and variable life insurance policies (the "Products") offered by Allianz Life Insurance Company of North America and its affiliates (the "Affiliated Insurance Companies"), which are also affiliates of the Manager. In addition to the Funds, these products include other funds for which the Manager is not the investment manager (the "Nonproprietary Funds"). The Affiliated Insurance Companies may receive payments from the sponsors of the Nonproprietary Funds as a result of including them as investment options in the Products. Similarly, the Affiliated Insurance Companies are allocated resources, including revenue earned by the Manager for providing investment management and other services to the Funds, as a result of including the Funds in the Products. The amount of payments from Nonproprietary Funds or allocations of resources from the Manager varies, and may be significant and may create an incentive for the Affiliated Insurance Companies regarding its decision of which funds to include in the Products.

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    The Allianz Variable Insurance Products Trust Prospectus May 1, 2007

OTHER ADMINISTRATIVE SERVICES
The Affiliated Insurance Companies provide administrative and other services to the contract and policy owners on behalf of the funds, including the Funds and the Nonproprietary Funds, that are available under the Products. The Affiliated Insurance Companies may receive payment for these services.

TRANSFER SUPPORTED FEATURES OF CERTAIN ANNUITY CONTRACTS
The Funds may be offered under certain variable annuities that have guaranteed value or benefit features that are supported by automatic transfers between investment choices available under the product (the "Transfer Supported Features"). If the Transfer Supported Features are available to you, they are described in the prospectus for your variable annuity contract. These features may be known as the Guaranteed Account Value Benefit, Guaranteed Principal Value Benefit, the PRIME Plus Benefit, the Lifetime Plus Benefit or another name. Under the Transfer Supported Features, contract values are rebalanced periodically. This rebalancing can cause a fund, including the Funds, to incur transactional expenses as it buys or sells securities to manage asset inflows or outflows. Also, large outflows from a fund may increase expenses attributable to the assets remaining in the fund. These increased expenses can have an adverse impact on the performance of an affected fund and on contract or policy owners who have assets allocated to it. Even if you do not participate in the Transfer Supported Programs you may be impacted if you allocate assets to a fund, including the Funds, that is affected by transfers under the Transfer Supported Features.

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    The Allianz Variable Insurance Products Trust Prospectus May 1, 2007

FEES
Each Fund paid the Manager a fee for advisory services (including subadvisory fees) during 2006 at the annual rate shown on the following table, before and after fee waivers: [To be updated upon amendment]

                                                                   PERCENTAGE OF AVERAGE          PERCENTAGE OF AVERAGE
                                                                 NET ASSETS AS OF 12/31/06      NET ASSETS AS OF 12/31/06
                                                                     BEFORE FEE WAIVERS             AFTER FEE WAIVERS
----------------------------------------------------------------------------------------------------------------------------
AZL AIM Basic Value Fund                                                     %                              %
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AZL AIM International Equity Fund                                            %                              %
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AZL Columbia Technology Fund                                                 %                              %
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AZL Davis NY Venture Fund                                                    %                              %
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AZL Dreyfus Founders Equity Growth Fund                                      %                              %
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AZL Dreyfus Premier Small Cap Value Fund                                     %                              %
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AZL First Trust Target Double Play Fund                                  N/A(1),(2)                    N/A(1),(2)
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
AZL Franklin Small Cap Value Fund                                            %                              %
----------------------------------------------------------------------------------------------------------------------------
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AZL Jennison 20/20 Focus Fund                                                %                              %
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AZL Jennison Growth Fund                                                     %                              %
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AZL LMP Large Cap Growth                                                     %                              %
----------------------------------------------------------------------------------------------------------------------------
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AZL LMP Small Cap Growth Fund                                                %                              %
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AZL Legg Mason Growth Fund                                                   %                              %
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AZL Legg Mason Value Fund                                                    %                              %
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AZL Money Market Fund                                                        %                              %
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AZL NACM International Fund                                                N/A(1)                        N/A(1)
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
AZL Neuberger Berman Regency Fund                                            %                              %
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----------------------------------------------------------------------------------------------------------------------------
AZL OCC Opportunity Fund                                                     %                              %
----------------------------------------------------------------------------------------------------------------------------
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AZL OCC Renaissance Fund                                                     %                              %
----------------------------------------------------------------------------------------------------------------------------
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AZL OCC Value Fund                                                           %                              %
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AZL Oppenheimer Developing Markets Fund                                      %                              %
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AZL Oppenheimer Global Fund                                                  %                              %
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AZL Oppenheimer International Growth Fund                                    %                              %
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AZL Oppenheimer Main Street Fund                                             %                              %
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
AZL PIMCO Fundamental IndexPLUS Total Return Fund                            %                              %
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
AZL Schroder International Small Cap Fund                                  N/A(1)                        N/A(1)
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
AZL S&P 500 Index Fund                                                     N/A(1)                        N/A(1)
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
AZL Small Cap Stock Index Fund                                             N/A(1)                        N/A(1)
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
AZL TargetPLUS Balanced Fund                                               N/A(1)                        N/A(1)
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
AZL TargetPLUS Equity Fund                                              N/A(1)(,)(2)                   N/A(1),(2)
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
AZL TargetPLUS Growth Fund                                                 N/A(1)                        N/A(1)
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
AZL TargetPLUS Moderate Fund                                               N/A(1)                        N/A(1)
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
AZL Van Kampen Aggressive Growth Fund                                        %                              %
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
AZL Van Kampen Comstock Fund                                                 %                              %
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
AZL Van Kampen Equity and Income Fund                                        %                              %
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
AZL Van Kampen Global Franchise Fund                                         %                              %
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
AZL Van Kampen Global Real Estate Fund                                       %                              %
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
AZL Van Kampen Growth and Income Fund                                        %                              %
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
AZL Van Kampen Mid Cap Growth Fund                                           %                              %
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
AZL Van Kampen Strategic Growth Fund                                         %                              %
----------------------------------------------------------------------------------------------------------------------------

(1) The Funds commenced operations after December 31, 2006. Management fees payable on an annual basis as a percentage of the Fund's net assets to the Manager, which include amounts payable to the Subadviser, are 0.60% for the AZL First Trust Target Double Play Fund, 1.00% for the AZL NACM International Fund, 0.85% for the AZL Schroder International Small Cap Fund, 0.17% for the AZL S&P 500 Index Fund, 0.26% for the AZL Small Cap Index Fund, 0.60% for the AZL TargetPLUS Equity Fund, and 0.52% for each of the AZL TargetPLUS Balanced Fund, AZL TargetPLUS Growth Fund, and AZL TargetPLUS ModerateFund.
(2) The Manager and the Funds have entered into written agreements whereby the Manager has voluntarily reduced the management fees to 0.54% through April 30, 2008.

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    The Allianz Variable Insurance Products Trust Prospectus May 1, 2007

--------------------------------------------------------------------------------
FUND MANAGEMENT
--------------------------------------------------------------------------------

LEGAL PROCEEDINGS
Within the mutual fund industry, several investment advisory organizations have been or are subject to regulatory investigations, enforcement actions, and/or fund shareholder lawsuits stemming from allegations concerning "market timing" and "late trading". To date, no such investigations, enforcement actions, or shareholder lawsuits have pertained to any of the Funds or the Manager. However, some of the Subadvisers currently are the subject of investigations or proceedings which relate to their management of other mutual funds. Brief descriptions thereof are set forth below. Terms that are defined in the following legal proceedings apply only to the sections in which they appear.

A I M CAPITAL MANAGEMENT, INC.
[To be updated upon amendment]

On October 8, 2004, INVESCO Funds Group, Inc. (IFG) (the former investment advisor to certain AIM funds), AIM and A I M Distributors, Inc. (ADl) (the distributor of the retail AIM funds) reached final settlements with certain regulators, including the SEC., the New York Attorney General and the Colorado Attorney General, to resolve civil enforcement actions and/or investigations related to market timing and related activity in the AIM funds, including those formerly advised by IFG. As part of the settlements, a $325 million fair fund ($110 million of which is civil penalties) has been created to compensate shareholders harmed by market timing and related activity in funds formerly advised by IFG. Additionally, AIM and ADI created a $50 million fair fund ($30 million of which is civil penalties) to compensate shareholders harmed by market timing and related activity in funds advised by AIM, which was done pursuant to the terms of the settlement. These two fair funds may increase as a result of contributions from third parties who reach final settlements with the SEC or other regulators to resolve allegations of market timing and/or late trading that also may have harmed applicable AIM funds. These two fair funds will be distributed in accordance with a methodology to be determined by AIM's independent distribution consultant, in consultation with AIM and the independent trustees of the AIM funds and acceptable to the staff of the SEC.

Civil lawsuits, including a regulatory proceeding and purported class action and shareholder derivative suits, have been tiled against certain of the AIM funds, IFG, AIM, ADI and/or related entities and individuals, depending on the lawsuit, alleging among other things: (i) that the defendants permitted improper market timing and related activity in the funds, (ii) that certain funds inadequately employed fair value pricing; (iii) that the defendants charged excessive advisory and/or distribution fees and failed to pass on to shareholders the perceived savings generated by economies of scale and that the defendants adopted unlawful distribution plans; and (iv) that the defendants improperly used the assets of the funds to pay brokers to aggressively promote the sale of the funds over other mutual funds and that the defendants concealed such payments from investors by disguising them as brokerage commissions.

Additional civil lawsuits related to the above or other matters may be filed by regulators or private litigants against the AIM funds, IFG, AIM, ADI and/or related entities and individuals in the future. As a result of the matters discussed above, investors in the AIM funds might react by redeeming their investments. This might require the funds to sell investments to provide for sufficient liquidity and could also have an adverse effect on the investment performance of the funds.

CLEARBRIDGE ADVISORS, LLC
[To be updated upon amendment]

On May 31, 2005, the U.S. Securities and Exchange Commission ("SEC") issued an order in connection with the settlement of an administrative proceeding against Smith Barney Fund Management LLC ("SBFM") and Citigroup Global Markets Inc. ("CGM") relating to the appointment of an affiliated transfer agent for the Smith Barney family of mutual funds (the "Funds").

The SEC order finds that SBFM and CGM willfully violated Section 206(1) of the Investment Advisers Act of 1940 (the "Advisers Act"). Specifically, the order finds that SBFM and CGM knowingly or recklessly failed to disclose to the boards of the Funds in 1999 when proposing a new transfer agent arrangement with an affiliated transfer agent that: First Data Investors Services Group ("First Data"), the Funds' then-existing transfer agent, had offered to continue as transfer agent and do the same work for substantially less money than before; and that Citigroup Asset Management, the Citigroup business unit that, at the time, included the Fund's investment manager and other investment advisory

--------------------------------------------------------------------------------
    The Allianz Variable Insurance Products Trust Prospectus May 1, 2007 companies, had entered into a side letter with First Data under which CAM agreed to recommend the appointment of First Data as sub-transfer agent to the affiliated transfer agent in exchange for, among other things, a guarantee by First Data of specified amounts of asset management and investment banking fees to Citigroup Asset Management and CGM. The order also finds that SBFM and CGM willfully violated Section 206(2) of the Advisers Act by virtue of the omissions discussed above and other misrepresentations and omissions in the materials provided to the Funds' boards, including the failure to make clear that the affiliated transfer agent would earn a high profit for performing limited functions while First Data continued to perform almost all of the transfer agent functions, and the suggestion that the proposed arrangement was in the Funds' best interests and that no viable alternatives existed. SBFM and CGM do not admit or deny any wrongdoing or liability. The settlement does not establish wrongdoing or liability for purposes of any other proceeding.

The SEC censured SBFM and CGM and ordered them to cease and desist from violations of Section 206(1) and 206(2) of the Advisers Act. The order requires Citigroup to pay $208.1 million, including $109 million in disgorgement of profits, $19.1 million in interest, and a civil money penalty of $80 million. Approximately $24.4 million has already been paid to the Funds, primarily through fee waivers. The remaining $183.7 million, including the penalty, has been paid to the U.S. Treasury and will be distributed pursuant to a plan prepared and submitted for approval by the SEC. At this time, there is no certainty as to how the proceeds of the settlement will be distributed, to whom such distributions will be made, the methodology by which such distributions will be allocated, and when such distributions will be made.

The order also requires that transfer agency fees received from the Funds since December 1, 2004 less certain expenses be placed in escrow and provides that a portion of such fees may be subsequently distributed in accordance with the terms of the order. On April 3, 2006, an aggregate amount of approximately $9 million held in escrow was distributed to the Funds.

The order required SBFM to recommend a new transfer agent contract to the Fund boards within 180 days of the entry of the order; if a Citigroup affiliate submitted a proposal to serve as transfer agent or sub-transfer agent, SBFM and CGM would have been required, at their expense, to engage an independent monitor to oversee a competitive bidding process. On November 21, 2005, and within the specified timeframe, the Fund's board selected a new transfer agent for the Fund. No Citigroup affiliate submitted a proposal to serve as transfer agent. Under the order, SBFM must also comply with an amended version of a vendor policy that Citigroup instituted in August 2004.

Although there can be no assurance, SBFM does not believe that this matter will have a material adverse effect on the funds.

COLUMBIA MANAGEMENT ADVISORS, L.P.
[To be updated upon amendment]

On February 9, 2005, Columbia Management Advisors, Inc. (which has since merged into Banc of America Capital Management, LLC (now named Columbia Management Advisors, LLC)) ("Columbia Advisors") and Columbia Funds Distributor, Inc. (which has been renamed Columbia Management Distributors, Inc.) (the "Distributor") (collectively, the "Columbia Group") entered into an Assurance of Discontinuance with the New York Attorney General ("NYAG") (the "NYAG Settlement") and consented to the entry of a cease-and-desist order by the Securities and Exchange Commission ("SEC") (the "SEC Order"). The SEC Order and the NYAG Settlement are referred to collectively as the "Settlements". The Settlements contain substantially the same terms and conditions as outlined in the agreements in principle which Columbia Group entered into with the SEC and NYAG in March 2004.

Under the terms of the SEC Order, the Columbia Group has agreed among other things, to: pay $70 million in disgorgement and $70 million in civil money penalties; cease and desist from violations of the antifraud provisions and certain other provisions of the federal securities laws; maintain certain compliance and ethics oversight structures; retain an independent consultant to review the Columbia Group's applicable supervisory, compliance, control and other policies and procedures; and retain an independent distribution consultant (see below). The Columbia Funds have also voluntarily undertaken to implement certain governance measures designed to maintain the independence of their boards of trustees. The NYAG Settlement also, among other things, requires Columbia Advisors and its affiliates to reduce certain Columbia Funds (including the former Nations Funds) and other mutual funds management fees collectively by $32 million per year for five years, for a projected total of $160 million in management fee reductions.


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    The Allianz Variable Insurance Products Trust Prospectus May 1, 2007

Pursuant to the procedures set forth in the SEC order, the $140 million in settlement amounts described above will be distributed in accordance with a distribution plan developed by an independent distribution consultant and agreed to by the staff of the SEC. The independent distribution consultant has been in consultation with the Staff, and has submitted a draft proposed plan of distribution, but has not yet submitted a final proposed plan of distribution.

As a result of these matters or any adverse publicity or other developments resulting from them, there may be increased redemptions or reduced sales of fund shares, which could increase transaction costs or operating expenses, or have other adverse consequences for the funds.

A copy of the SEC Order is available on the SEC website at http://www.sec.gov. A copy of the NYAG Settlement is available as part of the Bank of America Corporation Form 8-K filing on February 10, 2005.

In connection with the events described in detail above, various parties have filed suit against certain funds, the Trustees of the Columbia Funds, FleetBoston Financial Corporation and its affiliated entities and/or Bank of America and its affiliated entities.

On February 20, 2004, the Judicial Panel on Multidistrict Litigation transferred these cases and cases against several other mutual fund companies based on similar allegations to the United States District Court in Maryland for consolidated or coordinated pretrial proceedings (the "MDL"). Subsequently, additional related cases were transferred to the MDL. On September 29, 2004, the plaintiffs in the MDL filed amended and consolidated complaints. One of these amended complaints is a putative class action that includes claims under the federal securities laws and state common law, and that names Columbia Advisors, the Distributor, the Trustees of the Columbia Funds, Bank of America Corporation and others as defendants. Another of the amended complaints is a derivative action purportedly on behalf of the Columbia Funds, that asserts claims under federal securities laws and state common law.

On February 25, 2005, Columbia Advisors and other defendants filed motions to dismiss the claims in the pending cases. On March 1, 2006, for reasons stated in the court's memoranda dated November 3, 2005, the U.S. District Court for the District of Maryland granted in part and denied in part the defendants' motions to dismiss. The court dismissed all of the class action claims pending against the Columbia Funds. As to Columbia Advisors, the Distributor and the Trustees of the Columbia Funds, the claims under the Securities Act of 1933, the claims under Sections 34(b) and 36(a) of the Investment Company Act of 1940 (ICA) and the state law claims were dismissed. The claims under Sections 10(b) and 20(a) of the Securities Exchange Act of 1934 and claims under Section 36(b) of the ICA along with related claims under Section 48(a) of the ICA were not dismissed.

On March 21, 2005 purported class action plaintiffs filed suit in Massachusetts state court alleging that the conduct, including market timing, entitles Class B shareholders in certain Columbia funds to an exemption from contingent deferred sales charges upon early redemption ("the CDSC Lawsuit"). The CDSC Lawsuit has been removed to federal court in Massachusetts and the federal Judicial Panel has transferred the CDSC Lawsuit to the MDL.

The MDL is ongoing. Accordingly, an estimate of the financial impact of this litigation on any fund, if any, cannot currently be made.

In 2004, certain Columbia funds, the Trustees of the Columbia Funds, advisers and affiliated entities were named as defendants in certain purported shareholder class and derivative actions making claims, including claims under the Investment Company and the Investment Advisers Acts of 1940 and state law. The suits allege, inter alia, that the fees and expenses paid by the funds are excessive and that the advisers and their affiliates inappropriately used fund assets to distribute the funds and for other improper purpose. On March 2, 2005, the actions were consolidated in the Massachusetts federal court as In re Columbia Entities Litigation. The plaintiffs filed a consolidated amended complaint on June 9, 2005. On November 30, 2005, the judge dismissed all claims by plaintiffs and ordered that the case be closed. The plaintiffs filed a notice of appeal on December 30, 2005 and this appeal is pending.

DAVIS SELECTED ADVISERS, L.P.
[To be updated upon amendment]

On June 2, 2004, a proposed class action lawsuit was filed in the United States District Court for the Southern District of New York on behalf of investors in certain mutual funds ("Funds") managed by Davis Selected Advisers L.P. ("Davis Advisors") including the Davis Funds. The plaintiffs claim that Davis Advisors and its affiliates, and the individual directors of the Funds (collectively the

--------------------------------------------------------------------------------
    The Allianz Variable Insurance Products Trust Prospectus May 1, 2007

"Defendants") used Fund assets to pay brokers to market the Funds and that the Defendants disguised such payments as brokerage commissions and further failed to disclose such payments in public filings or elsewhere. The lawsuit seeks damages of unspecified amounts. Three substantially identical proposed class action lawsuits were filed against the Defendants later in June and July 2004 in the United States Court for the Southern District of New York. All four suits were consolidated into a single action. In October 2005 the District Court issued an order dismissing the consolidated amended class action complaint. The plaintiffs subsequently sought a motion for reconsideration which was denied in November 2005. In December 2005 the plaintiffs filed an appeal with the United States Court of Appeals for the Second Circuit. Davis Advisors believes the actions are without merit and the Defendants intend to vigorously defend the proceedings.

THE DREYFUS CORPORATION
[To be updated upon amendment]

FIRST TRUST ADVISORS, L.P.
[To be updated upon amendment]

FOUNDERS ASSET MANAGEMENT LLC
[To be updated upon amendment]

FRANKLIN ADVISORY SERVICES, LLC
[To be updated upon amendment]

Franklin Advisory Services, LLC and its affiliates have been named in several lawsuits. Following is a summary of these lawsuits as well as other pending litigation as it relates to affiliates of Franklin Advisory Services, LLC.

Franklin Advisory Services, LLC ("FAS, LLC"), is a wholly owned subsidiary of Franklin/Templeton Distributors, Inc., which is a wholly owned subsidiary of Franklin Resources, Inc. This information is limited to material investment management related matters from August 2003 to February 8, 2005, and does not include routine matters in the ordinary course of business, if any.

As part of various investigations by a number of federal, state, and foreign regulators and governmental entities, including the Securities and Exchange Commission ("SEC"), the California Attorney General's Office ("CAGO"), and the National Association of Securities Dealers, Inc. ("NASD"), relating to certain practices in the mutual fund industry, including late trading, market timing and marketing support payments to securities dealers who sell fund shares, Franklin Resources, Inc. and certain of its subsidiaries (together, the "Company"), as well as certain current or former executives and employees of the Company, received subpoenas and/or requests for documents, information and/or testimony. The Company and its current employees provided documents and information in response to those requests and subpoenas.

Franklin Templeton Investments Corp. ("FTIC"), a Company subsidiary and the investment manager of Franklin Templeton's Canadian mutual funds, has been cooperating with and responding to requests for information from the Ontario Securities Commission (the "OSC") relating to the OSC's review of frequent trading practices within the Canadian mutual fund industry. On December 10, 2004, FTIC received a letter indicating that the staff of the OSC is contemplating enforcement proceedings against FTIC before the OSC. In its letter, the OSC staff expressed the view that, over the period of February 1999 to February 2003, there were certain accounts that engaged in a frequent trading market timing strategy in certain funds being managed by FTIC. The letter also gave FTIC the opportunity to respond to the issues raised in the letter and to provide the OSC staff with additional information relevant to those matters. The Company has entered into discussions with the OSC staff in an effort to resolve the issues raised in the OSC's review. The Company cannot predict the likelihood of whether those discussions will result in a settlement or the terms or amount of any such settlement. Should a settlement be reached, the amount could be material to the Company's financial results.

On December 9, 2004, the enforcement staff of the NASD informed the Company that it had made a preliminary determination to recommend a disciplinary proceeding against Franklin/Templeton Distributors, Inc. ("FTDI"), alleging that FTDI violated certain NASD rules by the use of directed brokerage commissions to pay for sales and marketing support. The enforcement staff has since advised the Company that it has determined not to recommend a disciplinary proceeding against FTDI and has concluded its investigation of this matter. Separately,

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    The Allianz Variable Insurance Products Trust Prospectus May 1, 2007

FTDI has also received a letter from the NASD staff advising of its preliminary determination to recommend a disciplinary proceeding against FTDI alleging violation of certain NASD rules relating to FTDI's Top Producers program. The Company believes that any such charges are unwarranted and has responded with a submission as to why such action is not warranted. As of February 8, 2005, the NASD staff has not taken any further action.

Beginning in August 2004, the Company entered into settlements with certain regulators investigating the mutual fund industry practices noted above. The Company believes that settlement of each of the matters described below is in the best interest of the Company and shareholders of the Funds.

On August 2, 2004, Franklin Resources, Inc. announced that its subsidiary, Franklin Advisers, reached an agreement with the SEC that resolved the issues resulting from an SEC investigation into market timing activity. In connection with that agreement, the SEC issued an "Order Instituting Administrative and Cease-and-Desist Proceedings Pursuant to Sections 203(e) and 203(k) of the Investment Advisers Act of 1940 and Sections 9(b) and 9(f) of the Investment Company Act of 1940, Making Findings and Imposing Remedial Sanctions and a Cease-and-Desist Order" (the "Order"). The SEC's Order concerned the activities of a limited number of third parties that ended in 2000 and those that were the subject of the first Massachusetts administrative complaint described below.

Under the terms of the SEC's Order, pursuant to which Franklin Advisers neither admitted nor denied any of the findings contained therein, Franklin Advisers agreed to pay $50 million to be distributed to shareholders of certain of the Funds, of which $20 million was a civil penalty.

The Order required Franklin Advisers to, among other things:

O Enhance and periodically review compliance policies and procedures, and establish a corporate ombudsman;
O Establish a new internal position whose responsibilities shall include compliance matters related to conflicts of interests; and
O Retain an Independent Distribution Consultant to develop a plan to distribute the $50 million settlement to Fund shareholders.

The Order further provided that in any related investor actions, Franklin Advisers would not benefit from any offset or reduction of any investor's claim by the amount of any distribution from the above-described $50 million to such investor that is proportionately attributable to the civil penalty paid by Franklin Advisers.

On September 20, 2004, Franklin Resources, Inc. announced that two of its subsidiaries, Franklin Advisers and Franklin Templeton Alternative Strategies, Inc. ("FTAS"), reached an agreement with the Securities Division of the Office of the Secretary of the Commonwealth of Massachusetts (the "State of Massachusetts") related to its administrative complaint filed on February 4, 2004, concerning one instance of market timing that was also a subject of the August 2, 2004 settlement that Franklin Advisers reached with the SEC, as described above. Under the terms of the settlement consent order issued by the State of Massachusetts, Franklin Advisers and FTAS consented to the entry of a cease-and-desist order and agreed to pay a $5 million administrative fine to the State of Massachusetts (the "Massachusetts Consent Order"). The Massachusetts Consent Order included two different sections: "Statements of Fact" and "Violations of Massachusetts Securities Laws." Franklin Advisers and FTAS admitted the facts in the Statements of Fact.

On October 25, 2004, the State of Massachusetts filed a second administrative complaint, alleging that Franklin Resources, Inc.'s Form 8-K filing (in which it described the Massachusetts Consent Order and stated that "Franklin did not admit or deny engaging in any wrongdoing") failed to state that Franklin Advisers and FTAS admitted the Statements of Fact portion of the Massachusetts Consent Order (the "Second Complaint"). Franklin Resources, Inc. reached a second agreement with the State of Massachusetts on November 19, 2004, resolving the Second Complaint. As a result of the November 19, 2004 settlement, Franklin Resources, Inc. filed a new Form 8-K. The terms of the Massachusetts Consent Order did not change and there was no monetary fine associated with this second settlement.

On November 17, 2004, Franklin Resources, Inc. announced that FTDI reached an agreement with the CAGO, resolving the issues resulting from the CAGO's investigation concerning sales and marketing support payments. Under the terms of the settlement, FTDI neither admitted nor denied the allegations in the CAGO's complaint and agreed to pay $2 million to the State of California as a civil penalty, $14 million to the Funds, to be allocated by an independent distribution consultant to be paid for by FTDI, and $2 million to the CAGO for its investigative costs.

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    The Allianz Variable Insurance Products Trust Prospectus May 1, 2007

On December 13, 2004, Franklin Resources, Inc. announced that its subsidiaries FTDI and Franklin Advisers reached an agreement with the SEC, resolving the issues resulting from the SEC's investigation concerning marketing support payments to securities dealers who sell Fund shares. In connection with that agreement, the SEC issued an "Order Instituting Administrative and Cease-and-Desist Proceedings, Making Findings, and Imposing Remedial Sanctions Pursuant to Sections 203(e) and 203(k) of the Investment Advisers Act of 1940, Sections 9(b) and 9(f) of the Investment Company Act of 1940, and Section 15(b) of the Securities Exchange Act of 1934" (the "Second Order").

Under the terms of the Second Order, in which FTDI and Franklin Advisers neither admitted nor denied the findings contained therein, they agreed to pay the Funds a penalty of $20 million and disgorgement of $1 (one dollar). FTDI and Franklin Advisers also agreed to implement certain measures and undertakings relating to marketing support payments to broker-dealers for the promotion or sale of Fund shares, including making additional disclosures in the Funds' Prospectuses and Statements of Additional Information. The Second Order further requires the appointment of an independent distribution consultant, at the Company's expense, who shall develop a plan for the distribution of the penalty and disgorgement to the Funds.

In addition to the regulatory investigations, proceedings and settlements described above, the Company, including FAS, LLC, and certain Funds, current and former officers, employees, and directors have been named in multiple lawsuits in different federal courts in Nevada, California, Illinois, New York, and Florida, alleging violations of various federal securities laws and seeking, among other relief, monetary damages, restitution, removal of Fund trustees, directors, advisers, administrators, and distributors, rescission of management contracts and 12b-1 Plans, and/or attorneys' fees and costs. Specifically, the lawsuits claim breach of duty with respect to alleged arrangements to permit market timing and/or late trading activity, or breach of duty with respect to the valuation of the portfolio securities of certain Templeton Funds managed by Franklin Resources, Inc. subsidiaries, resulting in alleged market timing activity. The majority of these lawsuits duplicate, in whole or in part, the allegations asserted in the February 4, 2004 Massachusetts administrative complaint and the findings in the SEC's August 2, 2004 Order, as described above. The lawsuits are styled as class actions, or derivative actions on behalf of either the named Funds or Franklin Resources, Inc.

To date, more than 240 similar lawsuits against at least 19 different mutual fund companies have been filed in federal district courts throughout the country. Because these cases involve common questions of fact, the Judicial Panel on Multidistrict Litigation (the "Judicial Panel") ordered the creation of a multidistrict litigation in the United States District Court for the District of Maryland, entitled "In re Mutual Funds Investment Litigation" (the "MDL"). The Judicial Panel then transferred similar cases from different districts to the MDL for coordinated or consolidated pretrial proceedings.

As of February 8, 2005, all federal market timing lawsuits pending against the Company (and in some instances, against certain officers, directors and/or Funds) have been transferred to the MDL. Plaintiffs in the MDL filed consolidated amended complaints on September 29, 2004. It is anticipated that defendants will file motions to dismiss in the coming months, with a hearing scheduled for June 2005.

Various subsidiaries of Franklin Resources, Inc., as well as certain Templeton Fund registrants, have also been named in multiple class action lawsuits filed in state courts in Illinois, alleging breach of duty with respect to the valuation of the portfolio securities of certain Templeton Funds managed by such subsidiaries, and seeking, among other relief, monetary damages and attorneys' fees and costs. These lawsuits are state court actions and are not subject to the MDL.

In addition, FTIC has been named in two class action market timing lawsuits in Canada, seeking, among other relief, monetary damages, an order barring any increase in management fees for a period of two years following judgment, and/or attorneys' fees and costs.

The Company, including FAS, LLC, as well as certain current and former officers, employees, and directors, have also been named in multiple lawsuits alleging violations of various securities laws and pendent state law claims relating to the disclosure of directed brokerage payments and/or payment of allegedly excessive advisory, commission, and distribution fees, and seeking, among other relief, monetary damages, restitution, rescission of advisory contracts, including recovery of all fees paid pursuant to those contracts, an accounting of all monies paid to the named advisers, declaratory relief, injunctive relief, and/or attorneys' fees and costs. These lawsuits are styled as class actions, or derivative actions brought on behalf of certain Funds.

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    The Allianz Variable Insurance Products Trust Prospectus May 1, 2007

The Company's Management strongly believes that the claims made in each of the lawsuits described above are without merit and intends to vigorously defend against them.

Please see the Company's website at www.franklintempleton.com for Franklin Templeton Investments' most recent Statement Regarding Current Industry Issues ("Statement").

JENNISON ASSOCIATES LLC
[To be updated upon amendment]

LEGG MASON CAPITAL MANAGEMENT, INC.
[To be updated upon amendment]

NEUBERGER BERMAN MANAGEMENT INC.
[To be updated upon amendment]

NICHOLAS-APPLEGATE CAPITAL MANAGEMENT LLC
[To be updated upon amendment]

OPPENHEIMER CAPITAL LLC
[To be updated upon amendment]

On September 13, 2004, PA Fund Management LLC (now Allianz Global Investors Fund Management LLC) ("PAFM"), PEA Capital LLC ("PEA") and PA Distributors LLC (now Allianz Global Investors Distributors LLC) ("PAD") reached an agreement with the SEC in settlement of a complaint filed against PAFM, PEA, and PAD in the U.S. District Court in the Southern District of New York on May 6, 2004. The complaint alleged violations of various antifraud provisions of the federal securities laws in connection with an alleged market timing arrangement involving trading of shares of the PEA Innovation Fund, the PEA Growth Fund, the PEA Opportunity Fund and the PEA Target Fund. Under the terms of the settlement, PAFM, PEA and PAD consented to the entry of an order by the Commission (the "SEC Order") and, with-out admitting or denying the findings contained in the SEC Order, agreed to implement certain compliance and governance changes and consented to cease-and-desist orders and censures. In addition, PAFM, PEA and PAD agreed to pay a civil monetary penalty of $40 million and disgorgement of $10 million. The SEC Order requires PAFM, PEA and PAD to retain an in-dependent distribution consultant to develop a distribution plan in consultation with them and acceptable to the staff of the Commission and the Trust's Independent Trustees. The distribution plan is to provide for shareholders of the noted Funds to receive, from the penalties and disgorgement paid according to the SEC Order, their proportionate share of losses alleged to have been incurred by the Funds due to market timing and a proportionate share of advisory fees paid by such Funds during the period of such market timing. The SEC Order reduces the $10,000,000 disgorgement by the approximately $1.6 million paid by PEA in February 2004 to the Funds involved.

On June 1, 2004, the Attorney General of the State of New Jersey announced that it had entered into a settlement agreement (the "New Jersey Settlement") with PAD and PEA and their parent, Allianz Global Investors of America L.P. ("Allianz"), in connection with the complaint filed by the New Jersey Attorney General on February 17, 2004. The complaint alleged failure to disclose arrangements involving "market timing" in the PEA Growth Fund, the PEA Innovation Fund, the PEA Opportunity Fund, the PEA Target Fund and certain other affiliated funds. In the New Jersey Settlement, Allianz, PAD and PEA neither admitted nor denied the allegations or conclusions of law, but did agree to pay New Jersey a civil fine of $15 million and $3 million for investigative costs and further potential enforcement initiatives against unrelated parties. They also undertook to implement certain governance changes.

On September 15, 2004, PAFM, PEA and PAD reached an agreement with the SEC in settlement of a subpoena issued to PAD on January 21, 2004 by the Commission captioned "Morgan Stanley (P-01021)" relating to revenue sharing and the use of brokerage commissions in connection with the sale of mutual fund shares. Under the terms of the settlement, PAFM, PEA and PAD consented to the entry of an order by the SEC (the "SEC Directed Brokerage Order") and agreed to undertake certain compliance and disclosure reforms and consented to cease-and-desist orders and censures. In addition, PAFM and PAD agreed to pay jointly a civil money penalty of $4,000,000, PEA agreed to pay a civil money penalty of $1,000,000 and PAFM, PEA and PAD agreed to pay jointly disgorgement of $6,602,000. The disgorgement for each Fund is based upon the amount of brokerage commissions from each Fund that the SEC Directed Brokerage Order found to have

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    The Allianz Variable Insurance Products Trust Prospectus May 1, 2007 been paid in connection with shelf-space arrangements and is equal to the amount which was alleged to have been PAD's benefit. Those amounts were paid on September 15, 2004.

In a related action, PAD reached an agreement with the California Attorney General on September 15, 2004 in settlement of a subpoena issued to Allianz relating to revenue sharing and the use of brokerage commissions to pay for distribution. The settlement agreement re-solves matters described in a complaint filed contemporaneously by the California Attorney General in the Superior Court of the State of California. Under the terms of the settlement, PAD agreed to pay $5,000,000 in civil penalties and $4,000,000 in recognition of the California Attorney General's fees and costs associated with the investigation and related matters.

Since February, 2004, PAFM, PEA, PAD and certain of their affiliates and employees, the Fund, the Fund's sub-adviser, other PIMCO Funds and the Trustees of the Trust have been named as defendants in 14 lawsuits filed in U.S. District Court in the Southern District of New York, the Central District of California and the Districts of New Jersey and Connecticut. Ten of those lawsuits concern "market timing," and they have been transferred to and consolidated for pre-trial proceedings in the U.S. District Court for the District of Maryland; four of those law-suits concern "revenue sharing" and have been consolidated into a single action in the U.S. District Court for the District of Connecticut. The lawsuits have been commenced as putative class actions on behalf of investors who purchased, held or redeemed shares of the Fund during specified periods or as derivative actions on behalf of the Fund. The lawsuits generally relate to the same facts that are the subject of the regulatory proceedings discussed above. The lawsuits seek, among other things, unspecified compensatory damages plus interest and, in some cases, punitive damages, the rescission of investment advisory contracts, the return of fees paid under those contracts and restitution. PAFM, PEA, PAD and the Trust believe that other similar law-suits may be filed in federal or state courts naming Allianz, PAFM, PEA, PAD, the sub-adviser, the Fund, other PIMCO Funds, the Trust, the Trustees and/or their affiliates and employees.

On April 11, 2005, the Attorney General of the State of West Virginia filed a complaint in the Circuit Court of Marshall County, West Virginia (the "West Virginia Complaint") against PAFM, PEA and PAD based on essentially the same circumstances as those cited in the 2004 settlements with the Securities and Exchange Commission and New Jersey Attorney General involving alleged "market timing" activities described elsewhere in this subsection. The West Virginia Complaint alleges, among other things, that PAFM, PEA and PAD improperly allowed broker-dealers, hedge funds and investment advisers to engage in frequent trading of various open-end funds advised by PAFM and certain of its affiliates in violation of the funds' stated restrictions on "market timing." On May 31, 2005, PAFM, PEA and PAD, along with the other mutual fund defendants in the action, removed the action to the U.S. District Court for the District of West Virginia. The West Virginia Complaint also names numerous other defendants unaffiliated with PAFM in separate claims alleging improper market timing and/or late trading of open-end investment companies advised or distributed by such other defendants. The West Virginia Complaint seeks injunctive relief, civil monetary penalties, investigative costs and attorney's fees.

On March 4, 2005, a putative class action lawsuit was filed in the Superior Court of Orange County, California against the Trust on behalf of holders of Class B shares of the Trust. The lawsuit seeks, among other things, relief from the obligation to pay a contingent deferred sales charge, or refunds of such charges already paid, on account of the purported market timing activity in certain Allianz Funds that is the subject of the regulatory proceedings discussed elsewhere in this subsection. On May 20, 2005, the Trust removed the action to the U.S. District Court for the Central District of California. On May 23, 2005, the Trust filed a Notice of Tag Along Action with the Judicial Panel on Multidistrict Litigation ("JPML"), seeking to transfer the case to the multidistrict litigation proceeding in Maryland ("Maryland MDL"). On June 13, 2005, the JPML issued a Conditional Transfer Order. On August 15, 2005, the Court granted the Trust's motion to stay proceedings pending a final decision by the JPML on the Trust's motion to transfer the case to the Maryland MDL.

Under Section 9(a) of the Investment Company Act, if any of the various regulatory proceedings or lawsuits were to result in a court injunction against PAFM, PEA, PAD and/or Allianz, they and their affiliates (including the Fund's sub-adviser) would, in the absence of exemptive relief granted by the SEC, be barred from serving as an investment adviser/sub-adviser or principal underwriter for any registered investment company, including the Fund. In connection with an inquiry from the SEC concerning the status of the New Jersey Settlement under Section 9(a), PAFM, PEA, PAD, Allianz and certain of their affiliates (including the sub-adviser) (together, the "Applicants") sought exemptive relief from the SEC under Section 9(c) of the Investment Company Act. The SEC granted the Applicants a temporary exemption from the provisions of

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    The Allianz Variable Insurance Products Trust Prospectus May 1, 2007

Section 9(a) with respect to the New Jersey Settlement until the earlier of (i) September 13, 2006 and (ii) the date on which the SEC takes final action on their application for a permanent order. There is no assurance that the SEC will issue a permanent order. If the West Virginia Complaint were to result in a court injunction against PAFM, PEA or PAD, then Allianz, PAFM and certain of the affiliates would, in turn, seek exemptive relief under Section 9(c) with respect to that matter, although there is no assurance that such exemptive relief would be granted.

In addition, it is possible that these matters and/or other developments resulting from these matters could result in increased Fund redemptions or other adverse consequences to the Fund. However, PAFM, PEA and PAD believe that these matters are not likely to have a material adverse effect on the Fund or on PAFM's, PEA's or PAD's ability to perform their respective investment advisory or distribution services relating to the Fund.

The foregoing speaks only as of the date of this Prospectus. While there may be additional litigation or regulatory developments in connection with the matters discussed above, the fore-going disclosure of litigation and regulatory matters will be updated if those developments are likely to have a material adverse affect on the Fund or on the ability of PAFM, PAD or the sub-adviser to perform their respective contracts with respect to the Fund.

OPPENHEIMERFUNDS, INC.
[To be updated upon amendment]

PACIFIC INVESTMENT MANAGEMENT COMPANY LLC ("PIMCO")
[To be updated upon amendment]

On June 1, 2004, the Attorney General of the State of New Jersey announced that it had dismissed PIMCO from a complaint filed by the New Jersey Attorney General on February 17, 2004, and that it had entered into a settlement agreement (the "New Jersey Settlement") with PIMCO's parent company, AGI (formerly known as Allianz Dresdner Asset Management of America L.P.), PEA Capital LLC (an entity affiliated with PIMCO through common ownership) ("PEA") and AGID, in connection with the same matter. In the New Jersey Settlement, AGI, PEA and AGID neither admitted nor denied the allegations or conclusions of law, but did agree to pay New Jersey a civil fine of $15 million and S3 million for investigative costs and further potential enforcement initiatives against unrelated parties. They also undertook to implement certain governance changes. The complaint relating to the New Jersey Settlement alleged, among other things, that AGI, PEA and AGID had failed to disclose that they improperly allowed certain hedge funds to engage in "market timing" in certain funds. The complaint sought injunctive relief, civil monetary penalties, restitution and disgorgement of profits.

Since February 2004, PIMCO, AGI, PEA, AGID, and certain of their affiliates, including the Trust, Allianz Fund (formerly known as PIMCO Funds: Multi-Manager Series), and the Trustees of the Trust, have been named as defendants in 14 lawsuits filed in U.S. District Court in the Southern District of New York, the Central District of California and the Districts of New Jersey and Connecticut. Ten of those lawsuits concern "market timing," and they have been transferred to and consolidated for pre-trial proceedings in the U.S. District Court for the District of Maryland; four of those lawsuits concern "revenue sharing" and have been consolidated into a single action in the U.S. District Court for the District of Connecticut. The lawsuits have been commenced as putative class actions on behalf of investors who purchased, held or redeemed shares of the various series of the Trust and the Allianz Funds during specified periods, or as derivative actions on behalf of the Trust and Allianz Funds.

The market timing actions in the District of Maryland generally allege that certain hedge funds were allowed to engage in "market timing" in certain of the Allianz Funds and Funds of the Trust and this alleged activity was not disclosed. Pursuant to tolling agreements entered into with the derivative and class action plaintiffs, PIMCO, the Trustees, and certain employees of PIMCO who were previously named as defendants have all been dropped as defendants in the market timing actions; the plaintiffs continue to assert claims on behalf of the shareholders of the Trust or on behalf of the Trust itself against other defendants. The revenue sharing action in the District of Connecticut generally alleges that fund assets were inappropriately used to pay brokers to promote the Allianz Funds and Funds of the Trust, including directing fund brokerage transactions to such brokers, and that such alleged arrangements were not fully disclosed to shareholders. The market timing and revenue sharing lawsuits seek, among other things, unspecified compensatory damages plus interest and, in some cases, punitive damages, the rescission of investment advisory contracts, the return of fees paid under those contracts and restitution.

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    The Allianz Variable Insurance Products Trust Prospectus May 1, 2007

The Trust has learned that, on April 11, 2005, the Attorney General of the State of West Virginia filed a complaint in the Circuit Court of Marshall County, West Virginia (the "West Virginia Complaint") against Allianz Global Investors Fund Management LLC (formerly PA Fund Management LLC) ("AGIF"), PEA and AGID alleging, among other things, that they improperly allowed broker-dealers, hedge funds and investment advisers to engage in frequent trading of various open-end funds advised or distributed by Allianz Global Investors Fund Management LLC and certain of its affiliates in violation of the funds' stated restrictions on "market timing." On May 31, 2005, AGIF, PEA and AGID, along with the other mutual fund defendants in the action, removed the action to the U.S. District Court for the District of West Virginia. The West Virginia Complaint also names numerous other defendants unaffiliated with Allianz Global Investors Fund Management in separate claims alleging improper market timing and/or late trading of open-end investment companies advised or distributed by such other defendants. The West Virginia Complaint seeks injunctive relief, civil monetary penalties, investigative costs and attorney's fees.

Under Section 9(a) of the Investment Company Act of 1940, as amended ("1940 Act"), if the New Jersey Settlement or any of the lawsuits described above were to result in a court injunction against AGI, PEA, AGID and/or their affiliates, PIMCO could, in the absence of exemptive relief granted by the SEC, be barred from serving as an investment adviser, and AGID could be barred from serving as principal underwriter, to any registered investment company, including the Funds. In connection with an inquiry from the SEC concerning the status of the New Jersey Settlement under Section 9(a), PEA, AGID, AGI and certain of their affiliates (including PIMCO) (together, the "Applicants") have sought exemptive relief from the SEC under Section 9(c) of the 1940 Act. The SEC has granted the Applicants a temporary exemption from the provisions of Section 9(a) with respect to the New Jersey Settlement until the earlier of (i) September 13, 2006 and (ii) the date on which the SEC takes final action on their application for a permanent order. There is no assurance that the SEC will issue a permanent order.

If the West Virginia Complaint were to result in a court injunction against AGIF, PEA or AGID, the Applicants would, in turn, seek exemptive relief under
Section 9(c) with respect to that matter, although there is no assurance that such exemptive relief would be granted.

It is possible that these matters and/or other developments resulting from these matters could result in increased Fund redemptions or other adverse consequences to the Funds. However, PIMCO and AGID believe that these matters are not likely to have a material adverse effect on the Funds or on PIMCO's or AGID's ability to perform their respective investment advisory or distribution services relating to the Funds.

The foregoing speaks only as of the date of this prospectus. While there may be additional litigation or regulatory developments in connection with the matters discussed above, the foregoing disclosure of litigation and regulatory matters will be updated only if those developments are material.

PRUDENTIAL INVESTMENT MANAGEMENT, INC.
[To be updated upon amendment]

SCHRODER INVESTMENT MANAGEMENT NORTH AMERICA INC.
[To be updated upon amendment]

VAN KAMPEN ASSET MANAGEMENT  (MORGAN STANLEY)
[To be updated upon amendment]

Morgan Stanley discloses pending litigation that it believes is or may be material in its filings on Form 10-K and Forms 10-Q made with the U.S. Securities and Exchange Commission (the "Commission"). For information regarding such litigation please refer to the information under Part I, Item 3 in Morgan Stanley's Form 10-K (File No. 1-11758) with respect to the fiscal year ended November 30, 2005, as filed with the Commission.

With respect to Van Kampen, the relevant portions of Morgan Stanley's Form 10-K for the fiscal year ended November 30, 2005 are as follows:

From October 2003 to December 2003, nine purported class actions, now consolidated and captioned In re Morgan Stanley and Van Kampen Mutual Funds Securities Litigation, were filed in the SDNY against Morgan Stanley, including certain subsidiaries and various Morgan Stanley and Van Kampen mutual funds, and certain officers of Morgan Stanley and its affiliates and certain trustees of

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    The Allianz Variable Insurance Products Trust Prospectus May 1, 2007 the named Morgan Stanley funds. The consolidated amended complaint was filed on behalf of all persons or entities, other than defendants, who purchased or held shares of certain Morgan Stanley or Van Kampen mutual funds from October 1, 1999 to November 17, 2003 against Morgan Stanley, including certain subsidiaries and various Morgan Stanley and Van Kampen funds. Plaintiffs allege that defendants gave their sales force economic incentives to promote the sale of proprietary mutual funds and that they improperly failed to disclose these economic incentives. The complaint also alleges that defendants improperly used Rule 12b-1 fees and that the named funds paid excessive commissions to MSDWI in connection with the sale of proprietary funds. The complaint alleges violations of Sections 11, 12(a)(2) and 15 of the Securities Act, Section 10(b) of the Exchange Act, Rule 10b-5 thereunder, and Section 20(a) of the Exchange Act,
Section 206 of the Investment Advisers Act of 1940 (the "Investment Advisers Act"), Sections 34(b), 36(b) and 48(a) of the Investment Company Act of 1940 (the "Investment Company Act"), and of common law fiduciary duties. The consolidated amended complaint seeks, among other things, compensatory damages, rescissionary damages, fees and costs. On July 2, 2004, defendants filed a motion to dismiss the consolidated amended complaint. On March 9, 2005, plaintiffs filed a Motion for Leave to file a Supplemental Pleading that would, among other things, expand the allegations and alleged class to encompass the sale of certain non-proprietary mutual funds. Both motions are pending.

On February 20, 2004, a derivative action, captioned Starr v. Van Kampen Investments Inc., et al., was filed in the U.S. District Court for the Northern District of Illinois on behalf of various Van Kampen mutual funds against Van Kampen Investments Inc., Van Kampen Asset Management Inc., Morgan Stanley and individual trustees of the funds. The case was subsequently transferred to the SDNY for coordination with In re Morgan Stanley and Van Kampen Mutual Funds Securities Litigation. The complaint alleges violations of the Investment Company Act, the Investment Advisers Act, and common law breach of fiduciary duty with respect to Van Kampen's participation in certain mutual fund marketing programs operated by MSDWI. Plaintiff seeks, among other things, to remove current trustees, to rescind the management contracts for the Van Kampen Funds and to replace the manager, disgorgement, monetary damages, including punitive damages and interest, and fees and expenses. Defendants have moved to dismiss the action, which is currently stayed pending certain procedural developments.

Starting in July 2003, Morgan Stanley received subpoenas and requests for information from various regulatory and governmental agencies, including the SEC, the NYSE, and various states, in connection with industry-wide investigations of broker-dealers and mutual fund complexes relating to possible late trading and market timing of mutual funds. Morgan Stanley continues to cooperate with and provide information to regulators in connection with their inquiries.

THE ADMINISTRATOR AND DISTRIBUTOR
BISYS Fund Services Ohio, Inc. ("BISYS"), whose address is 3435 Stelzer Road, Columbus, Ohio 43219-3035, serves as the Funds' administrator, transfer agent and fund accountant. Administrative services of BISYS include providing office space, equipment and clerical personnel to the Funds and supervising custodial, auditing, valuation, bookkeeping, legal and dividend disbursing services.

BISYS Fund Services L.P., whose address is 3435 Stelzer Road, Columbus, Ohio 43219-3035 serves as the Funds' distributor.

LEGAL PROCEEDINGS OF THE FUNDS' DISTRIBUTOR
BISYS FUND SERVICES L.P.
[To be updated upon amendment]


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THE CUSTODIAN
The Northern Trust Company, 50 South LaSalle Street, Chicago, Illinois 60675 serves as custodian to the Fund. The Northern Trust Company is paid certain fees and reimbursed for certain out-of-pocket expenses for its services. Fees paid by the Fund for these services are included under "Other Expenses" in the Fees and Expenses table for each Fund.

The SAI provides additional information about the services provided to the Funds.

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    The Allianz Variable Insurance Products Trust Prospectus May 1, 2007

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LICENSING ARRANGEMENTS
In order to use the names of certain companies and their products or services in the strategies used to manage them, the AZL First Trust Target Double Play Fund and AZL TargetPLUS Equity Fund rely on licenses granted to First Trust.

"The DowSM," "Dow Jones Industrial AverageSM," "DJIASM," and "Dow Jones Select Dividend IndexSM" are service marks of Dow Jones & Company, Inc. (Dow Jones) and have been licensed for use for certain purposes by First Trust Advisors L.P. and Allianz Life Advisers, LLC. Dow Jones does not sponsor, endorse, sell, or promote either the AZL Fist Trust Target Double Play Fund, the AZL TargetPLUS Equity Fund, or the DowSM Target Dividend Strategy. Dow Jones makes no representation regarding the advisability of investing in such products.

Neither the AZL First Trust Target Double Play Fund nor the AZL TargetPLUS Equity Fund is sponsored, endorsed, sold, or promoted by Dow Jones. Dow Jones makes no representation or warranty, express or implied, to the owners of the AZL First Trust Target Double Play Fund, AZL TargetPLUS Equity Fund or any member of the public regarding the advisability of purchasing the AZL First Trust Target Double Play Fund or AZL TargetPLUS Equity Fund. Dow Jones' only relationship to First Trust and Allianz Life Advisers, LLC is the licensing of certain copyrights, trademarks, servicemarks, and service names of Dow Jones. Dow Jones has no obligation to take the needs of First Trust, Allianz Life Advisers, LLC, or the owners of the AZL First Trust Target Double Play Fund or AZL TargetPLUS Equity Fund into consideration in determining, composing or calculating the Dow Jones Industrial AverageSM. Dow Jones is not responsible for and has not participated in the determination of the terms and conditions of the AZL First Trust Target Double Play Fund or AZL TargetPLUS Equity Fund to be issued, including the pricing or the amount payable under the policy. Dow Jones has no obligation or liability in connection with the administration or marketing of the AZL First Trust Target Double Play Fund or AZL TargetPLUS Equity Fund.

DOW JONES DOES NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE DOW JONES INDUSTRIAL AVERAGESM OR ANY DATA INCLUDED THEREIN AND DOW JONES SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS, OR INTERRUPTIONS THEREIN. DOW JONES MAKES NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY FIRST TRUST, ALLIANZ LIFE ADVISERS, LLC, OWNERS OF THE AZL FIRST TRUST TARGET DOUBLE PLAY FUND AND AZL TARGETPLUS EQUITY FUND, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE DOW JONES INDUSTRIAL AVERAGESM OR ANY DATA INCLUDED THEREIN. DOW JONES MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE DOW JONES INDUSTRIAL AVERAGESM OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL DOW JONES HAVE ANY LIABILITY FOR ANY LOST PROFITS, OR INDIRECT, PUNITIVE, SPECIAL, OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES. THERE ARE NO THIRD PARTY BENEFICIARIES OF ANY AGREEMENTS OR ARRANGEMENTS BETWEEN DOW JONES AND FIRST TRUST OR ALLIANZ LIFE ADVISERS, LLC.

"Value Line," "The Value Line Investment Survey," and "Value Line Timeliness Ranking System" are registered trademarks of Value Line, Inc. or Value Line Publishing, Inc. that have been licensed to First Trust Advisors L.P. The AZL First Trust Target Double Play Fund and the AZL TargetPLUS Equity Fund are not sponsored, recommended, sold or promoted by Value Line Publishing, Inc., Value Line, Inc. or Value Line Securities, Inc. ("Value Line"). Value Line makes no representation regarding the advisability of investing in the AZL First Trust Target Double Play Fund or the AZL TargetPLUS Equity Fund. First Trust Advisors L.P., Allianz Life Advisers, LLC, and Allianz Life Insurance Company of North America are not affiliated with any Value Line Company.

Value Line Publishing, Inc.'s ("VLPI") only relationship to First Trust is VLPI's licensing to First Trust of certain VLPI trademarks and trade names and the Value Line Timeliness Ranking System (the "System") which is composed by VLPI without regard to First Trust, the AZL First Trust Target Double Play Fund, AZL TargetPLUS Equity Fund, or any investor. VLPI has no obligation to take the needs of First Trust or any investor in the AZL First Trust Target Double Play Fund or AZL TargetPLUS Equity Fund into consideration in composing the System. The results of the AZL First Trust Target Double Play Fund and AZL TargetPLUS Equity Fund may differ from the hypothetical or published results of the Value Line Timeliness Ranking System. VLPI is not responsible for and has not


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    The Allianz Variable Insurance Products Trust Prospectus May 1, 2007 participated in the determination of the prices and composition of the AZL First Trust Target Double Play Fund or AZL TargetPLUS Equity Fund or the timing of the issuance for sale of the AZL First Trust Target Double Play Fund or AZL TargetPLUS Equity Fund or in the calculation of the equations by which the AZL First Trust Target Double Play Fund and AZL TargetPLUS Equity Fund are to be converted into cash. VLPI MAKES NO WARRANTY CONCERNING THE SYSTEM, EXPRESS OR IMPLIED, INCLUDING, BUT NOT LIMITED TO, ANY IMPLIED WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR ANY IMPLIED WARRANTIES ARISING FROM USAGE OF TRADE, COURSE OF DEALING, OR COURSE OF PERFORMANCE, AND VLPI MAKES NO WARRANTY AS TO THE POTENTIAL PROFITS OR ANY OTHER BENEFITS THAT MAY BE ACHIEVED BY USING THE SYSTEM OR ANY INFORMATION OR MATERIALS GENERATED THEREFROM. VLPI DOES NOT WARRANT THAT THE SYSTEM WILL MEET ANY REQUIREMENTS OR THAT IT WILL BE ACCURATE OR ERROR-FREE. VLPI ALSO DOES NOT GUARANTEE ANY USES, INFORMATION, DATA, OR OTHER RESULTS GENERATED FROM THE SYSTEM. VLPI HAS NO OBLIGATION OR LIABILITY (I) IN CONNECTION WITH THE ADMINISTRATION, MARKETING, OR TRADING OF THE AZL FIRST TRUST TARGET DOUBLE PLAY FUND OR AZL TARGETPLUS EQUITY FUND; OR (II) FOR ANY LOSS, DAMAGE, COST, OR EXPENSE SUFFERED OR INCURRED BY ANY INVESTOR OR OTHER PERSON OR ENTITY IN CONNECTION WITH THE AZL FIRST TRUST TARGET DOUBLE PLAY FUND OR AZL TARGETPLUS EQUITY FUND, AND IN NO EVENT SHALL VLPI BE LIABLE FOR ANY LOST PROFITS OR OTHER CONSEQUENTIAL, SPECIAL, PUNITIVE, INCIDENTAL, INDIRECT, OR EXEMPLARY DAMAGES IN CONNECTION WITH THE AZL FIRST TRUST TARGET DOUBLE PLAY FUND OR AZL TARGETPLUS EQUITY FUND.

"NYSE(R)" is a registered trademark of, and "NYSE international 100 IndexSM" is a service mark of, the NYSE Group, Inc. and have been licensed for use for certain purposes by First Trust. The AZL TargetPLUS Equity Fund's strategy, based in part on the NYSE International 100 IndexSM, is not sponsored, endorsed, sold or promoted by NYSE Group, Inc. and NYSE Group, Inc. makes no representation regarding the advisability of investing in the AZL TargetPLUS Equity Fund. NYSE Group, Inc. has no relationship to First Trust or Allianz Life Advisers, LLC, other than the licensing of the NYSE International 100 Index (the "Index") and its service marks for use in connection the AZL TargetPLUS Equity Fund.

NYSE GROUP, INC. DOES NOT:
o Sponsor, endorse, sell, or promote the AZL TargetPLUS Equity Fund.
o Recommend that any person invest in the AZL TargetPLUS Equity Fund or any other securities.
o Have any responsibility or liability for, or make any decisions about, the timing, amount, or pricing of the AZL TargetPLUS Equity Fund.
o Have any responsibility or liability for the administration, management, or marketing of the AZL TargetPLUS Equity Fund.
o Consider the needs of the AZL TargetPLUS Equity Fund or the owners of the AZL TargetPLUS Equity Fund in determining, composing, or calculating the Index or have any obligation to do so.

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NYSE GROUP, INC. WILL NOT HAVE ANY LIABILITY IN CONNECTION WITH THE AZL TARGETPLUS EQUITY FUND. SPECIFICALLY,
O NYSE GROUP, INC. DOES NOT MAKE ANY WARRANTY, EXPRESS OR IMPLIED, AND NYSE
  GROUP, INC. DISCLAIMS ANY WARRANTY ABOUT:
    O THE RESULTS TO BE OBTAINED BY THE AZL TARGETPLUS EQUITY FUND, THE OWNER OF THE AZL TARGETPLUS EQUITY FUND, OR ANY OTHER PERSON IN CONNECTION WITH THE USE OF THE INDEX AND THE DATA INCLUDED IN THE INDEX;
    O   THE ACCURACY OR COMPLETENESS OF THE INDEX AND ITS DATA;
    O THE MERCHANTABILITY AND THE FITNESS FOR A PARTICULAR PURPOSE OR USE OF THE INDEX AND ITS DATA;
O NYSE GROUP, INC. WILL HAVE NO LIABILITY FOR ANY ERRORS,
  OMISSIONS, OR INTERRUPTIONS IN THE INDEX OR ITS DATA;
O UNDER NO CIRCUMSTANCES WILL NYSE GROUP, INC. OR ANY OF ITS AFFILIATES BE
  LIABLE FOR ANY LOST PROFITS OR INDIRECT, PUNITIVE, SPECIAL, OR CONSEQUENTIAL DAMAGES OR LOSSES, EVEN IF NYSE GROUP, INC. KNOWS THAT THEY MIGHT OCCUR.

THE LICENSING AGREEMENT THAT PERMITS THE TRUST TO USE THE FOREGOING TRADEMARKS AND SERVICEMARKS IN CONNECTION WITH THE AZL TARGETPLUS EQUITY FUND IS BETWEEN FIRST TRUST AND NYSE GROUP, INC., AND IS SOLELY FOR THEIR BENEFIT AND NOT FOR THE BENEFIT OF THE OWNERS OF THE AZL TARGETPLUS EQUITY FUND OR ANY OTHER THIRD PARTIES.
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    The Allianz Variable Insurance Products Trust Prospectus May 1, 2007

The publishers of the DJIA, the Dow Jones Select Dividend IndexSM, the FT30 Index, the Hang Seng Index, and the NYSE International 100 Index are not affiliated with First Trust Advisors L.P., Allianz Life Advisers, LLC, or Allianz Life Insurance Company of North America and have not participated in creating the AZL First Trust Target Double Play Fund or AZL TargetPLUS Equity Fund, the strategies used to manage the AZL First Trust Target Double Play Fund or AZL TargetPLUS Equity Fund, or the selection of securities for the AZL First Trust Target Double Play Fund or AZL TargetPLUS Equity Fund. Except as otherwise noted, none of the index publishers have approved any of the information in this prospectus.


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    The Allianz Variable Insurance Products Trust Prospectus May 1, 2007

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SHAREHOLDER INFORMATION
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SHAREHOLDER INFORMATION
PRICING OF FUND SHARES
The price of each fund share is based on its Net Asset Value (NAV). The NAV is the current value of a share in a mutual fund. The NAV is calculated by adding the total value of a Fund's investments and other assets, subtracting its liabilities, and then dividing that figure by the number of outstanding shares of the Fund:

       NAV = (Total Assets - Liabilities) / Number of Shares Outstanding

Per share NAV for each Fund, other than the Money Market Fund, is determined and its shares are priced at the close of regular trading on the New York Stock Exchange, normally at 4:00 p.m. Eastern Time, on days the NYSE is open.

The securities (other than short-term debt securities) of the Funds, with the exception of the AZL Money Market Fund, are generally valued at current market prices. The AZL Money Market Fund values its securities at amortized cost (see below). Also, if market quotations are not available, or if an event occurs after the pricing of a security has been established that would likely cause the value to change, the value of the security may be priced at fair value as determined in good faith by or at the direction of the Funds' Trustees.

Each foreign security held by the Funds is valued on a daily basis using a fair valuation program approved by the Funds' Trustees and administered by an independent pricing agent (based upon changes in certain markets, indices, and/or securities, if applicable) rather than using the last closing price of such foreign security on its principal overseas market or exchange.

The effect of using fair value pricing is that the Fund's NAV will be subject to the judgment of the Board of Trustees or its designees instead of being determined by the market. In addition, foreign securities acquired by a Fund may be valued in foreign markets on days when the Fund's NAV is not calculated. In such cases, the NAV of a Fund may be significantly affected on days when investors cannot buy or sell shares.

MONEY MARKET FUND
The Money Market Fund's NAV, the offering price, is expected to be constant at $1.00 per share although this value is not guaranteed. The NAV is determined each day at 1:00 p.m. Eastern Time, on days the NYSE is open. The Money Market Fund values its securities at its amortized cost. The amortized cost method values a portfolio security initially at its cost on the date of the purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and initial cost.

PURCHASE AND REDEMPTION OF SHARES
Investors may not purchase or redeem shares of the Funds directly, but only through the variable annuity contracts and variable life insurance policies offered through the separate accounts of participating insurance companies. You should refer to the prospectus of the participating insurance company's variable products for information on how to purchase a variable annuity contract or variable life insurance policy, how to select specific Allianz VIP Funds as investment options for your contract or policy and how to redeem monies from the Funds.

Orders for the purchase and redemption of shares of a Fund received before the NYSE closes are effected at the net asset value per share determined as of the close of trading on the NYSE (generally 4:00 p.m. Eastern Time) that day. Orders received after the NYSE closes are effected at the next calculated net asset value. Payment for redemption will be made by the Funds within 7 days after the request is received.

The Funds may suspend the right of redemption under certain extraordinary circumstances in accordance with the rules of the Securities and Exchange Commission. The Funds do not assess any fees when they sell or redeem their shares.

The right of purchase and redemption of Fund shares may also be restricted, and purchase orders may be rejected, in accordance with the market timing policy of the Trust as described under the "Market Timing" section below, and the market timing policy of the separate accounts of participating insurance companies. Please refer to your contract prospectus for the market timing policy of the separate account for your contract.


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    The Allianz Variable Insurance Products Trust Prospectus May 1, 2007

Each Fund reserves the right to make payment in securities rather than cash, known as "redemption in kind." This could occur under extraordinary circumstances, such as a large redemption that could affect Fund operations (for example, more than 1% of the Fund's net assets). If the Fund deems it advisable for the benefit of all shareholders, redemption in kind will consist of securities equal in market value to your shares. When you convert these securities to cash, you will pay brokerage charges.

The Funds currently do not foresee any disadvantages to investors if the Funds serve as an investment medium for both variable annuity contracts and variable life insurance policies. However, it is theoretically possible that the interest of owners of annuity contracts and insurance policies for which the Funds serve as an investment medium might at some time be in conflict due to differences in tax treatment or other considerations. The Board of Trustees and each participating insurance company would be required to monitor events to identify any material conflicts between variable annuity contract owners and variable life insurance policy owners, and would have to determine what action, if any, should be taken in the event of such a conflict. If such a conflict occurred, an insurance company investing in a Fund might be required to redeem the investment of one or more of its separate accounts from the Fund, which might force the Fund to sell securities at disadvantageous prices.

MARKET TIMING
The Board of Trustees has adopted a policy that the Funds will not knowingly permit market timing or other abusive short-term trading practices. Market timing is frequent or short-term trading activity by certain investors in a fund intending to profit at the expense of other investors in the same fund by taking advantage of pricing inefficiencies that can prevent a fund's share price from accurately reflecting the value of its portfolio securities. For example, investors may engage in short-term trading in funds that invest in securities which trade on overseas securities markets to take advantage of the difference between the close of the overseas markets and the close of the U.S. markets. This type of short-term trading is sometimes referred to as "time-zone arbitrage." Funds that invest in other securities which are less liquid, or are traded less often, may be vulnerable to similar pricing inefficiencies.

Market timing and other abusive short-term trading practices may adversely impact a fund's performance by preventing portfolio managers from fully investing the assets of the fund, diluting the value of shares, or increasing the fund's transaction costs. To the extent that certain of the Funds have significant holdings in foreign securities (including emerging markets securities), small cap stocks, or high yield bonds, or any combination thereof, the risks of market timing may be greater for those Funds than for other Funds. The Funds are offered only through variable annuity contracts and life insurance policies, and shares of the Funds are held in subaccounts of affiliated insurance companies. Because Fund transactions are processed by those insurance companies, rather than by the Trust, the Board of Trustees has not adopted procedures to monitor market timing activity at the Fund level, but rather has approved monitoring procedures designed to detect and deter market timing activities at the contract or policy level.

Your variable annuity or variable life insurance prospectus contains a description of the market timing detection and deterrence policy at the contract or policy level. Please refer to your annuity contract or life insurance policy prospectus for specific details on transfers between accounts.

The procedures that are designed to detect and deter market timing activities at the contract or policy level cannot provide a guarantee that all market timing activity will be identified and restricted. In addition, state law and the terms of some contracts and policies may prevent or restrict the effectiveness of the market timing procedures from stopping certain market timing activity. Market timing activity that is not identified, prevented, or restricted may adversely impact the performance of a Fund.

DISTRIBUTION (12B-1) FEES
12b-1 fees compensate the Distributor and other dealers and investment representatives for services and expenses relating to the distribution of the Funds' shares in connection with the variable products through which Fund shares are sold. 12b-1 fees are paid from Fund assets on an ongoing basis. Over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges. Several of the Funds pay an annual Rule 12b-1 fee in the maximum amount of 0.25% of their average daily net assets


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    The Allianz Variable Insurance Products Trust Prospectus May 1, 2007

DIVIDENDS, DISTRIBUTIONS AND TAXES
Any income a Fund receives is paid out, less expenses, in the form of dividends to its shareholders. Shares begin accruing dividends on the day they are purchased. Income dividends are usually paid annually. Income dividends on the AZL Money Market Fund are usually paid monthly. Capital gains for all Funds are distributed at least annually.

All dividends and capital gain distributions will be automatically reinvested in additional shares of a Fund at the net asset value of such shares on the payment date.

Each Fund is treated as a separate corporate entity for tax purposes. Each Fund intends to elect to be treated as a regulated investment company and each Fund intends to qualify for such treatment for each taxable year under Subchapter M of the Internal Revenue Code of 1986, as amended. In addition, each Fund will diversify its investments so that on the last day of each quarter of a calendar year, no more than 55% of the value of its total assets is represented by any one investment, no more than 70% is represented by any two investments, no more than 80% is represented by any three investments, and no more than 90% is represented by any four investments. For this purpose, securities of a given issuer generally are treated as one investment and each U.S. Government agency or instrumentality is treated as a separate issuer. Any security issued, guaranteed, or insured (to the extent so guaranteed or insured) by the U.S. Government or an agency or instrumentality of the U.S. Government is treated as a security issued by the U.S. Government or its agency or instrumentality, whichever is applicable. If a Fund fails to meet this diversification requirement, income with respect to variable insurance contracts invested in the Fund at any time during the calendar quarter in which the failure occurred could become currently taxable to the owners of the contracts. Similarly, income for prior periods with respect to such contracts also could be taxable, most likely in the year of the failure to achieve the required diversification. Provided that a Fund and a separate account investing in the Fund satisfy applicable tax requirements, any distributions from the Fund to the separate account will be exempt from current federal income taxation to the extent that such distributions accumulate in a variable annuity contract or a variable life insurance policy.

Persons investing in variable annuity contracts or variable life insurance policies should refer to the prospectuses with respect to such contracts or policies for further information regarding the tax treatment of the contracts or policies and the separate accounts in which the contracts or policies are invested.


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    The Allianz Variable Insurance Products Trust Prospectus May 1, 2007

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS
The financial highlights tables are intended to help you understand the financial performance of the Funds for the periods shown. Certain information reflects financial results for a single Fund share. The total returns in the tables represent returns that you would have earned (or lost) on an investment in the indicated Fund (assuming reinvestment of all dividends and distributions). The returns include reinvested dividends and fund level expenses, but exclude insurance contract charges. If insurance contract charges were included, the return would be reduced.

The following information has been audited by KPMG LLP, independent registered public accounting firm. It is an integral part of the Funds' audited financial statements included in the Funds' Annual Report to Shareholders and is incorporated by reference into the SAI. These financial highlights should be read in conjunction with those financial statements. Copies of such Annual Reports are available without charge upon written request from Allianz VIP Funds at 3435 Stelzer Road, Columbus, Ohio 43219, or by calling toll free (877) 833-7113. No information is presented for the AZL First Trust Target Double Play Fund, AZL NACM International Fund, AZL S&P 500 Index Fund, AZL Schroder International Small Cap Fund, AZL Small Cap Stock Index Fund, AZL TargetPLUS Balanced Fund, AZL TargetPLUS Equity Fund, AZL TargetPLUS Growth Fund, and AZL TargetPLUS Moderate Fund because these Fund's operations had not yet commenced during the periods presented.

[tables to be updated upon amendment]

-------------------------------------------------- --- ------ --- -- ------- -- --- ------- -- --- ------ --- -- ------- --
(FOR FISCAL PERIODS ENDED DECEMBER 31)                 2006           2005           2004          2003          5/1/02 -(A)
                                                                                                                 12/31/02
-------------------------------------------------- --- ------ --- -- ------- -- --- ------- -- --- ------ --- -- ------- --
-------------------------------------------------- --- ------ --- -- ------- -- --- ------- -- --- ------ --- -- ------- --
AZL AIM BASIC VALUE FUND
Net Asset Value, beginning of period                $             $   11.25      $   10.15      $   7.63      $   10.00
-------------------------------------------------- --- ------ --- -- ------- -- --- ------- -- --- ------ --- -- ------- --
-------------------------------------------------- --- ------ --- -- ------- -- --- ------- -- --- ------ --- -- ------- --
INVESTMENT ACTIVITIES:
  Net Investment Income (Loss)                                         0.01              --  *      (0.01)          0.01
-------------------------------------------------- --- ------ --- -- ------- -- --- ------- -- --- ------ --- -- ------- --
-------------------------------------------------- --- ------ --- -- ------- -- --- ------- -- --- ------ --- -- ------- --
  Net Realized and Unrealized Gains (Losses) on                        0.58           1.10          2.53         (2.37)
    Investments, Foreign Currencies and Futures
-------------------------------------------------- --- ------ --- -- ------- -- --- ------- -- --- ------ --- -- ------- --
-------------------------------------------------- --- ------ --- -- ------- -- --- ------- -- --- ------ --- -- ------- --
  Total From Investment Activities                                     0.59           1.10          2.52         (2.36)
-------------------------------------------------- --- ------ --- -- ------- -- --- ------- -- --- ------ --- -- ------- --
-------------------------------------------------- --- ------ --- -- ------- -- --- ------- -- --- ------ --- -- ------- --
LESS DIVIDENDS TO SHAREHOLDERS FROM:
  Net Investment Income                                                   --              --             --       (0.01)
-------------------------------------------------- --- ------ --- -- ------- -- --- ------- -- --- ------ --- -- ------- --
-------------------------------------------------- --- ------ --- -- ------- -- --- ------- -- --- ------ --- -- ------- --
  Net Realized Gains                                                 (0.28)              --             --              --
-------------------------------------------------- --- ------ --- -- ------- -- --- ------- -- --- ------ --- -- ------- --
-------------------------------------------------- --- ------ --- -- ------- -- --- ------- -- --- ------ --- -- ------- --
  Total Dividends                                                    (0.28)              --             --        (0.01)
-------------------------------------------------- --- ------ --- -- ------- -- --- ------- -- --- ------ --- -- ------- --
-------------------------------------------------- --- ------ --- -- ------- -- --- ------- -- --- ------ --- -- ------- --
Net Asset Value, end of period                      $             $   11.56      $   11.25      $  10.15      $    7.63
-------------------------------------------------- --- ------ --- -- ------- -- --- ------- -- --- ------ --- -- ------- --
-------------------------------------------------- --- ------ --- -- ------- -- --- ------- -- --- ------ --- -- ------- --
Total Return(b)**                                             %        5.29  %       10.84  %      33.03  %      (23.64) %
-------------------------------------------------- --- ------ --- -- ------- -- --- ------- -- --- ------ --- -- ------- --
-------------------------------------------------- --- ------ --- -- ------- -- --- ------- -- --- ------ --- -- ------- --
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
Net Assets, end of period (000)                     $             $  179,708     $  170,491     $  91,232     $  20,776
-------------------------------------------------- --- ------ --- -- ------- -- --- ------- -- --- ------ --- -- ------- --
-------------------------------------------------- --- ------ --- -- ------- -- --- ------- -- --- ------ --- -- ------- --
Net Investment Income (Loss) Net of                           %        0.12  %        0.00  %      (0.10) %        0.22  %
Waivers/Reimbursements(c)
-------------------------------------------------- --- ------ --- -- ------- -- --- ------- -- --- ------ --- -- ------- --
-------------------------------------------------- --- ------ --- -- ------- -- --- ------- -- --- ------ --- -- ------- --
Expenses Before Waivers/Reimbursements(c)***                  %        1.20  %        1.20  %       1.28  %        2.19  %
-------------------------------------------------- --- ------ --- -- ------- -- --- ------- -- --- ------ --- -- ------- --
-------------------------------------------------- --- ------ --- -- ------- -- --- ------- -- --- ------ --- -- ------- --
Expenses Net of Waivers/Reimbursements(c)                     %        1.20  %(d)     1.17  %       1.10  %        1.10  %
-------------------------------------------------- --- ------ --- -- ------- -- --- ------- -- --- ------ --- -- ------- --
-------------------------------------------------- --- ------ --- -- ------- -- --- ------- -- --- ------ --- -- ------- --
Portfolio Turnover Rate(b)                                    %       18.38  %       15.47  %      17.11  %       13.05  %
-------------------------------------------------- --- ------ --- -- ------- -- --- ------- -- --- ------ --- -- ------- --

SEE THE ACCOMPANYING NOTES TO FINANCIAL HIGHLIGHTS.


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    The Allianz Variable Insurance Products Trust Prospectus May 1, 2007
                                       207



-------------------------------------------------- --- ------ --- -- ------- -- --- ------- -- --- ------ --- -- ------- --
(FOR FISCAL PERIODS ENDED DECEMBER 31)                 2006           2005           2004          2003          5/1/02 -(A)
                                                                                                                 12/31/02
-------------------------------------------------- --- ------ --- -- ------- -- --- ------- -- --- ------ --- -- ------- --
-------------------------------------------------- --- ------ --- -- ------- -- --- ------- -- --- ------ --- -- ------- --
AZL AIM INTERNATIONAL EQUITY FUND
Net Asset Value, beginning of period                $             $   12.64      $   10.35      $   8.16      $   10.00
-------------------------------------------------- --- ------ --- -- ------- -- --- ------- -- --- ------ --- -- ------- --
-------------------------------------------------- --- ------ --- -- ------- -- --- ------- -- --- ------ --- -- ------- --
INVESTMENT ACTIVITIES:
  Net Investment Income (Loss)                                         0.02           0.03          0.01         (0.01)
-------------------------------------------------- --- ------ --- -- ------- -- --- ------- -- --- ------ --- -- ------- --
-------------------------------------------------- --- ------ --- -- ------- -- --- ------- -- --- ------ --- -- ------- --
  Net Realized and Unrealized Gains (Losses) on                        2.04           2.26          2.20         (1.83)
    Investments, Foreign Currencies and Futures
-------------------------------------------------- --- ------ --- -- ------- -- --- ------- -- --- ------ --- -- ------- --
-------------------------------------------------- --- ------ --- -- ------- -- --- ------- -- --- ------ --- -- ------- --
  Total From Investment Activities                                     2.06           2.29          2.21         (1.84)
-------------------------------------------------- --- ------ --- -- ------- -- --- ------- -- --- ------ --- -- ------- --
-------------------------------------------------- --- ------ --- -- ------- -- --- ------- -- --- ------ --- -- ------- --
LESS DIVIDENDS TO SHAREHOLDERS FROM:
  Net Investment Income                                              (0.03)              --         (0.02)             --
-------------------------------------------------- --- ------ --- -- ------- -- --- ------- -- --- ------ --- -- ------- --
-------------------------------------------------- --- ------ --- -- ------- -- --- ------- -- --- ------ --- -- ------- --
  Net Realized Gains                                                 (0.10)              --             --              --
-------------------------------------------------- --- ------ --- -- ------- -- --- ------- -- --- ------ --- -- ------- --
-------------------------------------------------- --- ------ --- -- ------- -- --- ------- -- --- ------ --- -- ------- --
  Total Dividends                                                    (0.13)              --         (0.02)             --
-------------------------------------------------- --- ------ --- -- ------- -- --- ------- -- --- ------ --- -- ------- --
-------------------------------------------------- --- ------ --- -- ------- -- --- ------- -- --- ------ --- -- ------- --
Net Asset Value, end of period                      $             $   14.57      $   12.64      $  10.35      $    8.16
-------------------------------------------------- --- ------ --- -- ------- -- --- ------- -- --- ------ --- -- ------- --
-------------------------------------------------- --- ------ --- -- ------- -- --- ------- -- --- ------ --- -- ------- --
Total Return(b)**                                             %       16.36  %       22.13  %      27.14%        (18.40) %
-------------------------------------------------- --- ------ --- -- ------- -- --- ------- -- --- ------ --- -- ------- --
-------------------------------------------------- --- ------ --- -- ------- -- --- ------- -- --- ------ --- -- ------- --
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
Net Assets, end of period (000)                     $             $  169,997     $  57,135      $  21,795     $   8,298
-------------------------------------------------- --- ------ --- -- ------- -- --- ------- -- --- ------ --- -- ------- --
-------------------------------------------------- --- ------ --- -- ------- -- --- ------- -- --- ------ --- -- ------- --
Net Investment Income (Loss) Net of                           %        0.52  %        0.38  %       0.24  %      (0.16)  %
Waivers/Reimbursements(c)
-------------------------------------------------- --- ------ --- -- ------- -- --- ------- -- --- ------ --- -- ------- --
-------------------------------------------------- --- ------ --- -- ------- -- --- ------- -- --- ------ --- -- ------- --
Expenses Before Waivers/Reimbursements(c)***                  %        1.50  %        1.79  %       2.15  %        3.70  %
-------------------------------------------------- --- ------ --- -- ------- -- --- ------- -- --- ------ --- -- ------- --
-------------------------------------------------- --- ------ --- -- ------- -- --- ------- -- --- ------ --- -- ------- --
Expenses Net of Waivers/Reimbursements(c)                     %        1.43  %(g)     1.40  %       1.25  %        1.25  %
-------------------------------------------------- --- ------ --- -- ------- -- --- ------- -- --- ------ --- -- ------- --
-------------------------------------------------- --- ------ --- -- ------- -- --- ------- -- --- ------ --- -- ------- --
Portfolio Turnover Rate(b)                                    %       34.54  %       48.64  %      83.36  %       74.30  %
-------------------------------------------------- --- ------ --- -- ------- -- --- ------- -- --- ------ --- -- ------- --

SEE THE ACCOMPANYING NOTES TO FINANCIAL HIGHLIGHTS.


-------------------------------------------------- --- ------ --- -- ------- -- --- ------- -- --- ------ --- -- ------- --
(FOR FISCAL PERIODS ENDED DECEMBER 31)                 2006           2005           2004          2003           2002
-------------------------------------------------- --- ------ --- -- ------- -- --- ------- -- --- ------ --- -- ------- --
-------------------------------------------------- --- ------ --- -- ------- -- --- ------- -- --- ------ --- -- ------- --
AZL COLUMBIA TECHNOLOGY FUND
Net Asset Value, beginning of period                $             $    8.54      $    9.00      $   6.34      $   10.77
-------------------------------------------------- --- ------ --- -- ------- -- --- ------- -- --- ------ --- -- ------- --
-------------------------------------------------- --- ------ --- -- ------- -- --- ------- -- --- ------ --- -- ------- --
INVESTMENT ACTIVITIES:
  Net Investment Income (Loss)                                       (0.08)         (0.06)         (0.05)        (0.06)
-------------------------------------------------- --- ------ --- -- ------- -- --- ------- -- --- ------ --- -- ------- --
-------------------------------------------------- --- ------ --- -- ------- -- --- ------- -- --- ------ --- -- ------- --
  Net Realized and Unrealized Gains (Losses) on                        0.14         (0.34)          2.71         (4.37)
    Investments, Foreign Currencies and Futures
-------------------------------------------------- --- ------ --- -- ------- -- --- ------- -- --- ------ --- -- ------- --
-------------------------------------------------- --- ------ --- -- ------- -- --- ------- -- --- ------ --- -- ------- --
  Total From Investment Activities                                     0.06         (0.40)          2.66         (4.43)
-------------------------------------------------- --- ------ --- -- ------- -- --- ------- -- --- ------ --- -- ------- --
-------------------------------------------------- --- ------ --- -- ------- -- --- ------- -- --- ------ --- -- ------- --
LESS DIVIDENDS TO SHAREHOLDERS FROM:
  Net Investment Income                                                   --              --             --              --
-------------------------------------------------- --- ------ --- -- ------- -- --- ------- -- --- ------ --- -- ------- --
-------------------------------------------------- --- ------ --- -- ------- -- --- ------- -- --- ------ --- -- ------- --
  Net Realized Gains                                                      --         (0.06)             --              --
-------------------------------------------------- --- ------ --- -- ------- -- --- ------- -- --- ------ --- -- ------- --
-------------------------------------------------- --- ------ --- -- ------- -- --- ------- -- --- ------ --- -- ------- --
  Total Dividends                                                         --         (0.06)             --              --
-------------------------------------------------- --- ------ --- -- ------- -- --- ------- -- --- ------ --- -- ------- --
-------------------------------------------------- --- ------ --- -- ------- -- --- ------- -- --- ------ --- -- ------- --
Net Asset Value, end of period                      $             $    8.60      $    8.54      $   9.00      $    6.34
-------------------------------------------------- --- ------ --- -- ------- -- --- ------- -- --- ------ --- -- ------- --
-------------------------------------------------- --- ------ --- -- ------- -- --- ------- -- --- ------ --- -- ------- --
Total Return(b)**                                             %        0.70  %      (4.33)  %      41.96  %      (41.13) %
-------------------------------------------------- --- ------ --- -- ------- -- --- ------- -- --- ------ --- -- ------- --
-------------------------------------------------- --- ------ --- -- ------- -- --- ------- -- --- ------ --- -- ------- --
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
Net Assets, end of period (000)                     $             $  48,009      $  48,199      $  39,938     $   9,231
-------------------------------------------------- --- ------ --- -- ------- -- --- ------- -- --- ------ --- -- ------- --
-------------------------------------------------- --- ------ --- -- ------- -- --- ------- -- --- ------ --- -- ------- --
Net Investment Income (Loss) Net of                           %      (1.05)  %      (0.85)  %      (1.04) %      (1.12)  %
Waivers/Reimbursements(c)
-------------------------------------------------- --- ------ --- -- ------- -- --- ------- -- --- ------ --- -- ------- --
-------------------------------------------------- --- ------ --- -- ------- -- --- ------- -- --- ------ --- -- ------- --
Expenses Before Waivers/Reimbursements(c)***                  %        1.35  %        1.31  %       1.54  %        2.61  %
-------------------------------------------------- --- ------ --- -- ------- -- --- ------- -- --- ------ --- -- ------- --
-------------------------------------------------- --- ------ --- -- ------- -- --- ------- -- --- ------ --- -- ------- --
Expenses Net of Waivers/Reimbursements(c)                     %        1.35  %(h)     1.31  %       1.25  %        1.25  %
-------------------------------------------------- --- ------ --- -- ------- -- --- ------- -- --- ------ --- -- ------- --
-------------------------------------------------- --- ------ --- -- ------- -- --- ------- -- --- ------ --- -- ------- --
Portfolio Turnover Rate(b)                                    %      125.08  %      174.40  %      170.59 %      122.33  %
-------------------------------------------------- --- ------ --- -- ------- -- --- ------- -- --- ------ --- -- ------- --

SEE THE ACCOMPANYING NOTES TO FINANCIAL HIGHLIGHTS.

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    The Allianz Variable Insurance Products Trust Prospectus May 1, 2007
                                       208



-------------------------------------------------- --- ------ --- -- ------- -- --- ------- -- --- ------ --- -- ------- --
(FOR FISCAL PERIODS ENDED DECEMBER 31)                 2006           2005           2004          2003           2002
-------------------------------------------------- --- ------ --- -- ------- -- --- ------- -- --- ------ --- -- ------- --
-------------------------------------------------- --- ------ --- -- ------- -- --- ------- -- --- ------ --- -- ------- --
AZL DAVIS NY VENTURE FUND
Net Asset Value, beginning of period                $             $   11.13      $   10.10      $   7.86      $   10.45
-------------------------------------------------- --- ------ --- -- ------- -- --- ------- -- --- ------ --- -- ------- --
-------------------------------------------------- --- ------ --- -- ------- -- --- ------- -- --- ------ --- -- ------- --
INVESTMENT ACTIVITIES:
  Net Investment Income (Loss)                                         0.03           0.06          0.06           0.07
-------------------------------------------------- --- ------ --- -- ------- -- --- ------- -- --- ------ --- -- ------- --
-------------------------------------------------- --- ------ --- -- ------- -- --- ------- -- --- ------ --- -- ------- --
  Net Realized and Unrealized Gains (Losses) on                        1.04           1.00          2.24         (2.58)
    Investments, Foreign Currencies and Futures
-------------------------------------------------- --- ------ --- -- ------- -- --- ------- -- --- ------ --- -- ------- --
-------------------------------------------------- --- ------ --- -- ------- -- --- ------- -- --- ------ --- -- ------- --
  Total From Investment Activities                                     1.07           1.06          2.30         (2.51)
-------------------------------------------------- --- ------ --- -- ------- -- --- ------- -- --- ------ --- -- ------- --
-------------------------------------------------- --- ------ --- -- ------- -- --- ------- -- --- ------ --- -- ------- --
LESS DIVIDENDS TO SHAREHOLDERS FROM:
  Net Investment Income                                              (0.01)         (0.03)         (0.06)        (0.07)
-------------------------------------------------- --- ------ --- -- ------- -- --- ------- -- --- ------ --- -- ------- --
-------------------------------------------------- --- ------ --- -- ------- -- --- ------- -- --- ------ --- -- ------- --
  Net Realized Gains                                                 (0.20)              --             --         (0.01)
-------------------------------------------------- --- ------ --- -- ------- -- --- ------- -- --- ------ --- -- ------- --
-------------------------------------------------- --- ------ --- -- ------- -- --- ------- -- --- ------ --- -- ------- --
  Total Dividends                                                    (0.21)         (0.03)         (0.06)        (0.08)
-------------------------------------------------- --- ------ --- -- ------- -- --- ------- -- --- ------ --- -- ------- --
-------------------------------------------------- --- ------ --- -- ------- -- --- ------- -- --- ------ --- -- ------- --
Net Asset Value, end of period                      $             $   11.99      $   11.13      $  10.10      $    7.86
-------------------------------------------------- --- ------ --- -- ------- -- --- ------- -- --- ------ --- -- ------- --
-------------------------------------------------- --- ------ --- -- ------- -- --- ------- -- --- ------ --- -- ------- --
Total Return(b)**                                             %        9.68  %       10.56  %      29.43  %      (24.18) %
-------------------------------------------------- --- ------ --- -- ------- -- --- ------- -- --- ------ --- -- ------- --
-------------------------------------------------- --- ------ --- -- ------- -- --- ------- -- --- ------ --- -- ------- --
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
Net Assets, end of period (000)                     $             $  348,036     $  152,470     $  48,998     $  15,988
-------------------------------------------------- --- ------ --- -- ------- -- --- ------- -- --- ------ --- -- ------- --
-------------------------------------------------- --- ------ --- -- ------- -- --- ------- -- --- ------ --- -- ------- --
Net Investment Income (Loss) Net of                           %        0.54  %        0.65  %       0.80  %        0.83  %
Waivers/Reimbursements(c)
-------------------------------------------------- --- ------ --- -- ------- -- --- ------- -- --- ------ --- -- ------- --
-------------------------------------------------- --- ------ --- -- ------- -- --- ------- -- --- ------ --- -- ------- --
Expenses Before Waivers/Reimbursements(c)***                  %        1.20  %        1.20  %       1.39  %        2.18  %
-------------------------------------------------- --- ------ --- -- ------- -- --- ------- -- --- ------ --- -- ------- --
-------------------------------------------------- --- ------ --- -- ------- -- --- ------- -- --- ------ --- -- ------- --
Expenses Net of Waivers/Reimbursements(c)                     %        1.20  %        1.18  %       1.10  %        1.10  %
-------------------------------------------------- --- ------ --- -- ------- -- --- ------- -- --- ------ --- -- ------- --
-------------------------------------------------- --- ------ --- -- ------- -- --- ------- -- --- ------ --- -- ------- --
Portfolio Turnover Rate(b)                                    %        3.62  %       57.45  %      21.56  %       58.40  %
-------------------------------------------------- --- ------ --- -- ------- -- --- ------- -- --- ------ --- -- ------- --

SEE THE ACCOMPANYING NOTES TO FINANCIAL HIGHLIGHTS.


-------------------------------------------------- --- ------ --- -- ------- -- --- ------- -- --- ------ --- -- ------- --
(FOR FISCAL PERIODS ENDED DECEMBER 31)                 2006           2005           2004          2003           2002
-------------------------------------------------- --- ------ --- -- ------- -- --- ------- -- --- ------ --- -- ------- --
-------------------------------------------------- --- ------ --- -- ------- -- --- ------- -- --- ------ --- -- ------- --
AZL DREYFUS FOUNDERS EQUITY GROWTH FUND
Net Asset Value, beginning of period                $             $    9.77      $    9.07      $   7.30      $   10.55
-------------------------------------------------- --- ------ --- -- ------- -- --- ------- -- --- ------ --- -- ------- --
-------------------------------------------------- --- ------ --- -- ------- -- --- ------- -- --- ------ --- -- ------- --
INVESTMENT ACTIVITIES:
  Net Investment Income (Loss)                                            --           0.03         (0.01)        (0.01)
-------------------------------------------------- --- ------ --- -- ------- -- --- ------- -- --- ------ --- -- ------- --
-------------------------------------------------- --- ------ --- -- ------- -- --- ------- -- --- ------ --- -- ------- --
  Net Realized and Unrealized Gains (Losses) on                        0.44           0.66          1.78         (3.23)
    Investments, Foreign Currencies and Futures
-------------------------------------------------- --- ------ --- -- ------- -- --- ------- -- --- ------ --- -- ------- --
-------------------------------------------------- --- ------ --- -- ------- -- --- ------- -- --- ------ --- -- ------- --
  Total From Investment Activities                                     0.44           0.70  ****    1.77         (3.24)
-------------------------------------------------- --- ------ --- -- ------- -- --- ------- -- --- ------ --- -- ------- --
-------------------------------------------------- --- ------ --- -- ------- -- --- ------- -- --- ------ --- -- ------- --
LESS DIVIDENDS TO SHAREHOLDERS FROM:
  Net Investment Income                                              (0.03)              --             --              --
-------------------------------------------------- --- ------ --- -- ------- -- --- ------- -- --- ------ --- -- ------- --
-------------------------------------------------- --- ------ --- -- ------- -- --- ------- -- --- ------ --- -- ------- --
  Net Realized Gains                                                 (0.34)              --             --        (0.01)
-------------------------------------------------- --- ------ --- -- ------- -- --- ------- -- --- ------ --- -- ------- --
-------------------------------------------------- --- ------ --- -- ------- -- --- ------- -- --- ------ --- -- ------- --
  Total Dividends                                                    (0.37)              --             --        (0.01)
-------------------------------------------------- --- ------ --- -- ------- -- --- ------- -- --- ------ --- -- ------- --
-------------------------------------------------- --- ------ --- -- ------- -- --- ------- -- --- ------ --- -- ------- --
Net Asset Value, end of period                      $             $    9.84      $    9.77      $   9.07      $    7.30
-------------------------------------------------- --- ------ --- -- ------- -- --- ------- -- --- ------ --- -- ------- --
-------------------------------------------------- --- ------ --- -- ------- -- --- ------- -- --- ------ --- -- ------- --
Total Return(b)**                                             %        4.56  %        7.72  %      24.25  %      (30.70) %
-------------------------------------------------- --- ------ --- -- ------- -- --- ------- -- --- ------ --- -- ------- --
-------------------------------------------------- --- ------ --- -- ------- -- --- ------- -- --- ------ --- -- ------- --
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
Net Assets, end of period (000)                     $             $  88,325      $  76,509      $  52,200     $  19,191
-------------------------------------------------- --- ------ --- -- ------- -- --- ------- -- --- ------ --- -- ------- --
-------------------------------------------------- --- ------ --- -- ------- -- --- ------- -- --- ------ --- -- ------- --
Net Investment Income (Loss) Net of                           %        0.00  %        0.36  %      (0.16) %      (0.30)  %
Waivers/Reimbursements(c)
-------------------------------------------------- --- ------ --- -- ------- -- --- ------- -- --- ------ --- -- ------- --
-------------------------------------------------- --- ------ --- -- ------- -- --- ------- -- --- ------ --- -- ------- --
Expenses Before Waivers/Reimbursements(c)***                  %        1.22  %        1.26  %       1.39  %        2.15  %
-------------------------------------------------- --- ------ --- -- ------- -- --- ------- -- --- ------ --- -- ------- --
-------------------------------------------------- --- ------ --- -- ------- -- --- ------- -- --- ------ --- -- ------- --
Expenses Net of Waivers/Reimbursements(c)                     %        1.19  %(d)     1.17  %       1.10  %        1.10  %
-------------------------------------------------- --- ------ --- -- ------- -- --- ------- -- --- ------ --- -- ------- --
-------------------------------------------------- --- ------ --- -- ------- -- --- ------- -- --- ------ --- -- ------- --
Portfolio Turnover Rate(b)                                    %      134.74  %      171.66  %      44.54  %       34.77  %
-------------------------------------------------- --- ------ --- -- ------- -- --- ------- -- --- ------ --- -- ------- --

SEE THE ACCOMPANYING NOTES TO FINANCIAL HIGHLIGHTS.

--------------------------------------------------------------------------------
    The Allianz Variable Insurance Products Trust Prospectus May 1, 2007
                                       209



-------------------------------------------------- --- ------ --- -- ------- -- --- ------- --
(FOR FISCAL PERIODS ENDED DECEMBER 31)                 2006           2005          5/3/04 -(A)
                                                                                    12/31/04
-------------------------------------------------- --- ------ --- -- ------- -- --- ------- --
-------------------------------------------------- --- ------ --- -- ------- -- --- ------- --
AZL DREYFUS PREMIER SMALL CAP VALUE FUND
Net Asset Value, beginning of period                $             $   12.06      $   10.00
-------------------------------------------------- --- ------ --- -- ------- -- --- ------- --
-------------------------------------------------- --- ------ --- -- ------- -- --- ------- --
INVESTMENT ACTIVITIES:
  Net Investment Income (Loss)                                         0.01           0.01
-------------------------------------------------- --- ------ --- -- ------- -- --- ------- --
-------------------------------------------------- --- ------ --- -- ------- -- --- ------- --
  Net Realized and Unrealized Gains (Losses) on                        0.40           2.16
    Investments, Foreign Currencies and Futures
-------------------------------------------------- --- ------ --- -- ------- -- --- ------- --
-------------------------------------------------- --- ------ --- -- ------- -- --- ------- --
  Total From Investment Activities
-------------------------------------------------- --- ------ --- -- ------- -- --- ------- --
-------------------------------------------------- --- ------ --- -- ------- -- --- ------- --
LESS DIVIDENDS TO SHAREHOLDERS FROM:                                   0.41           2.17
  Net Investment Income                                                   --         (0.01)
-------------------------------------------------- --- ------ --- -- ------- -- --- ------- --
-------------------------------------------------- --- ------ --- -- ------- -- --- ------- --
  Net Realized Gains                                                 (0.17)         (0.10)
-------------------------------------------------- --- ------ --- -- ------- -- --- ------- --
-------------------------------------------------- --- ------ --- -- ------- -- --- ------- --
  Total Dividends                                                    (0.17)         (0.11)
-------------------------------------------------- --- ------ --- -- ------- -- --- ------- --
-------------------------------------------------- --- ------ --- -- ------- -- --- ------- --
Net Asset Value, end of period                      $             $   12.30      $   12.06
-------------------------------------------------- --- ------ --- -- ------- -- --- ------- --
-------------------------------------------------- --- ------ --- -- ------- -- --- ------- --
Total Return(b)**                                             %        3.39  %       21.72  %
-------------------------------------------------- --- ------ --- -- ------- -- --- ------- --
-------------------------------------------------- --- ------ --- -- ------- -- --- ------- --
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
Net Assets, end of period (000)                     $             $  56,954      $  30,773
-------------------------------------------------- --- ------ --- -- ------- -- --- ------- --
-------------------------------------------------- --- ------ --- -- ------- -- --- ------- --
Net Investment Income (Loss) Net of                           %        0.10  %        0.24  %
Waivers/Reimbursements(c)
-------------------------------------------------- --- ------ --- -- ------- -- --- ------- --
-------------------------------------------------- --- ------ --- -- ------- -- --- ------- --
Expenses Before Waivers/Reimbursements(c)***                  %        1.41  %        1.51  %
-------------------------------------------------- --- ------ --- -- ------- -- --- ------- --
-------------------------------------------------- --- ------ --- -- ------- -- --- ------- --
Expenses Net of Waivers/Reimbursements(c)                     %        1.35  %        1.35  %
-------------------------------------------------- --- ------ --- -- ------- -- --- ------- --
-------------------------------------------------- --- ------ --- -- ------- -- --- ------- --
Portfolio Turnover Rate(b)                                    %      111.78  %       83.52  %
-------------------------------------------------- --- ------ --- -- ------- -- --- ------- --

SEE THE ACCOMPANYING NOTES TO FINANCIAL HIGHLIGHTS.


-------------------------------------------------- --- ------ --- -- ------- -- --- ------- -- --- ------ ---
(FOR FISCAL PERIODS ENDED DECEMBER 31)                 2006           2005           2004          5/1/03-(A)
                                                                                                   12/31/03
-------------------------------------------------- --- ------ --- -- ------- -- --- ------- -- --- ------ ---
-------------------------------------------------- --- ------ --- -- ------- -- --- ------- -- --- ------ ---
AZL FRANKLIN SMALL CAP VALUE FUND
Net Asset Value, beginning of period                $             $   15.63      $   12.71      $  10.00
-------------------------------------------------- --- ------ --- -- ------- -- --- ------- -- --- ------ ---
-------------------------------------------------- --- ------ --- -- ------- -- --- ------- -- --- ------ ---
INVESTMENT ACTIVITIES:
  Net Investment Income (Loss)                                         0.08           0.13          0.08
-------------------------------------------------- --- ------ --- -- ------- -- --- ------- -- --- ------ ---
-------------------------------------------------- --- ------ --- -- ------- -- --- ------- -- --- ------ ---
  Net Realized and Unrealized Gains (Losses) on                        1.02           2.80          2.75
    Investments, Foreign Currencies and Futures
-------------------------------------------------- --- ------ --- -- ------- -- --- ------- -- --- ------ ---
-------------------------------------------------- --- ------ --- -- ------- -- --- ------- -- --- ------ ---
  Total From Investment Activities
-------------------------------------------------- --- ------ --- -- ------- -- --- ------- -- --- ------ ---
-------------------------------------------------- --- ------ --- -- ------- -- --- ------- -- --- ------ ---
LESS DIVIDENDS TO SHAREHOLDERS FROM:                                   1.10           2.93          2.83
  Net Investment Income                                               (0.08)              --       (0.08)
-------------------------------------------------- --- ------ --- -- ------- -- --- ------- -- --- ------ ---
-------------------------------------------------- --- ------ --- -- ------- -- --- ------- -- --- ------ ---
  Net Realized Gains                                                  (0.11)         (0.01)        (0.04)
-------------------------------------------------- --- ------ --- -- ------- -- --- ------- -- --- ------ ---
-------------------------------------------------- --- ------ --- -- ------- -- --- ------- -- --- ------ ---
  Total Dividends                                                     (0.19)         (0.01)        (0.12)
-------------------------------------------------- --- ------ --- -- ------- -- --- ------- -- --- ------ ---
-------------------------------------------------- --- ------ --- -- ------- -- --- ------- -- --- ------ ---
Net Asset Value, end of period                      $             $   16.54      $   15.63      $  12.71
-------------------------------------------------- --- ------ --- -- ------- -- --- ------- -- --- ------ ---
-------------------------------------------------- --- ------ --- -- ------- -- --- ------- -- --- ------ ---
Total Return(b)**                                             %        7.03  %      23.10%  %      28.38% %
-------------------------------------------------- --- ------ --- -- ------- -- --- ------- -- --- ------ ---
-------------------------------------------------- --- ------ --- -- ------- -- --- ------- -- --- ------ ---
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
Net Assets, end of period (000)                     $             $  269,237     $  128,697     $  25,494
-------------------------------------------------- --- ------ --- -- ------- -- --- ------- -- --- ------ ---
-------------------------------------------------- --- ------ --- -- ------- -- --- ------- -- --- ------ ---
Net Investment Income (Loss) Net of                           %        0.49  %        1.68  %       1.54  %
Waivers/Reimbursements(c)
-------------------------------------------------- --- ------ --- -- ------- -- --- ------- -- --- ------ ---
-------------------------------------------------- --- ------ --- -- ------- -- --- ------- -- --- ------ ---
Expenses Before Waivers/Reimbursements(c)***                  %        1.15  %        1.23  %       1.60  %
-------------------------------------------------- --- ------ --- -- ------- -- --- ------- -- --- ------ ---
-------------------------------------------------- --- ------ --- -- ------- -- --- ------- -- --- ------ ---
Expenses Net of Waivers/Reimbursements(c)                     %        1.15  %        1.23  %       1.25  %
-------------------------------------------------- --- ------ --- -- ------- -- --- ------- -- --- ------ ---
-------------------------------------------------- --- ------ --- -- ------- -- --- ------- -- --- ------ ---
Portfolio Turnover Rate(b)                                    %       85.56  %       21.14  %      13.67  %
-------------------------------------------------- --- ------ --- -- ------- -- --- ------- -- --- ------ ---

SEE THE ACCOMPANYING NOTES TO FINANCIAL HIGHLIGHTS.

--------------------------------------------------------------------------------
    The Allianz Variable Insurance Products Trust Prospectus May 1, 2007
                                       210



-------------------------------------------------------------------------------
(FOR FISCAL PERIODS ENDED DECEMBER 31)                2006         4/29/05-(A)
                                                                   12/31/05
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
AZL JENNISON 20/20 FOCUS FUND
Net Asset Value, beginning of period                $             $   10.00
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
INVESTMENT ACTIVITIES:
  Net Investment Income (Loss)                                         0.01
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
  Net Realized and Unrealized Gains (Losses) on                        2.35
    Investments, Foreign Currencies and Futures
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
  Total From Investment Activities                                     2.36
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
LESS DIVIDENDS TO SHAREHOLDERS FROM:
  Net Investment Income                                               (0.01)
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
  Net Realized Gains                                                      --
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
  Total Dividends                                                     (0.01)
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
Net Asset Value, end of period                      $             $   12.35
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
Total Return(b)**                                           %         23.61%
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
Net Assets, end of period (000)                     $             $ 146,054
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
Net Investment Income (Loss) Net of                         %          0.28%
Waivers/Reimbursements(c)
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
Expenses Before Waivers/Reimbursements(c)***                %          1.23%
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
Expenses Net of Waivers/Reimbursements(c)                   %          1.20%
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
Portfolio Turnover Rate(b)                                  %         59.04%
-------------------------------------------------------------------------------

SEE THE ACCOMPANYING NOTES TO FINANCIAL HIGHLIGHTS.


-------------------------------------------------------------------------------
(FOR FISCAL PERIODS ENDED DECEMBER 31)                2006         4/29/05-(A)
                                                                   12/31/05
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
AZL JENNISON GROWTH FUND
Net Asset Value, beginning of period                $             $   10.00
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
INVESTMENT ACTIVITIES:
  Net Investment Income (Loss)                                        (0.01)
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
  Net Realized and Unrealized Gains (Losses) on                        2.09
    Investments, Foreign Currencies and Futures
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
  Total From Investment Activities                                     2.08
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
LESS DIVIDENDS TO SHAREHOLDERS FROM:
  Net Investment Income                                                   --
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
  Net Realized Gains                                                      --
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
  Total Dividends                                                         --
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
Net Asset Value, end of period                      $             $   12.08
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
Total Return(b)**                                           %         20.80%
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
Net Assets, end of period (000)                     $             $  36,577
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
Net Investment Income (Loss) Net of                         %        (0.45)%
Waivers/Reimbursements(c)
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
Expenses Before Waivers/Reimbursements(c)***                %          1.29%
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
Expenses Net of Waivers/Reimbursements(c)                   %          1.20%
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
Portfolio Turnover Rate(b)                                  %         24.31%
-------------------------------------------------------------------------------

SEE THE ACCOMPANYING NOTES TO FINANCIAL HIGHLIGHTS.

--------------------------------------------------------------------------------
    The Allianz Variable Insurance Products Trust Prospectus May 1, 2007
                                       211



-------------------------------------------------- --- ------ --- -- ------- -- --- ------- -- --- ------ --- -- ------- --
(FOR FISCAL PERIODS ENDED DECEMBER 31)                 2006           2005           2004          2003          5/1/02  (A)
                                                                                                                 -
                                                                                                                 12/31/02
-------------------------------------------------- --- ------ --- -- ------- -- --- ------- -- --- ------ --- -- ------- --
-------------------------------------------------- --- ------ --- -- ------- -- --- ------- -- --- ------ --- -- ------- --
AZL LMP LARGE CAP GROWTH FUND
Net Asset Value, beginning of period                $             $   10.50      $   10.06      $   8.09      $   10.00
-------------------------------------------------- --- ------ --- -- ------- -- --- ------- -- --- ------ --- -- ------- --
-------------------------------------------------- --- ------ --- -- ------- -- --- ------- -- --- ------ --- -- ------- --
INVESTMENT ACTIVITIES:
  Net Investment Income (Loss)                                       (0.02)           0.04             --  *           --  *
-------------------------------------------------- --- ------ --- -- ------- -- --- ------- -- --- ------ --- -- ------- --
-------------------------------------------------- --- ------ --- -- ------- -- --- ------- -- --- ------ --- -- ------- --
  Net Realized and Unrealized Gains (Losses) on                        1.04           0.40          1.97         (1.91)
    Investments, Foreign Currencies and Futures
-------------------------------------------------- --- ------ --- -- ------- -- --- ------- -- --- ------ --- -- ------- --
-------------------------------------------------- --- ------ --- -- ------- -- --- ------- -- --- ------ --- -- ------- --
  Total From Investment Activities                                     1.02           0.44          1.97         (1.91)
-------------------------------------------------- --- ------ --- -- ------- -- --- ------- -- --- ------ --- -- ------- --
-------------------------------------------------- --- ------ --- -- ------- -- --- ------- -- --- ------ --- -- ------- --
LESS DIVIDENDS TO SHAREHOLDERS FROM:
  Net Investment Income                                              (0.03)              --             --  *           --  *
-------------------------------------------------- --- ------ --- -- ------- -- --- ------- -- --- ------ --- -- ------- --
-------------------------------------------------- --- ------ --- -- ------- -- --- ------- -- --- ------ --- -- ------- --
  Net Realized Gains                                                 (0.01)              --             --              --
-------------------------------------------------- --- ------ --- -- ------- -- --- ------- -- --- ------ --- -- ------- --
-------------------------------------------------- --- ------ --- -- ------- -- --- ------- -- --- ------ --- -- ------- --
  Total Dividends                                                    (0.04)              --             --  *           --  *
-------------------------------------------------- --- ------ --- -- ------- -- --- ------- -- --- ------ --- -- ------- --
-------------------------------------------------- --- ------ --- -- ------- -- --- ------- -- --- ------ --- -- ------- --
Net Asset Value, end of period                      $             $   11.48      $   10.50      $  10.06      $    8.09
-------------------------------------------------- --- ------ --- -- ------- -- --- ------- -- --- ------ --- -- ------- --
-------------------------------------------------- --- ------ --- -- ------- -- --- ------- -- --- ------ --- -- ------- --
Total Return(b)**                                             %        9.70  %        4.37  %      24.39  %      (19.08) %
-------------------------------------------------- --- ------ --- -- ------- -- --- ------- -- --- ------ --- -- ------- --
-------------------------------------------------- --- ------ --- -- ------- -- --- ------- -- --- ------ --- -- ------- --
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
Net Assets, end of period (000)                     $             $  223,064     $  135,712     $  66,233     $  11,680
-------------------------------------------------- --- ------ --- -- ------- -- --- ------- -- --- ------ --- -- ------- --
-------------------------------------------------- --- ------ --- -- ------- -- --- ------- -- --- ------ --- -- ------- --
Net Investment Income (Loss) Net of                           %      (0.16)  %        0.56  %       0.06  %        0.05  %
Waivers/Reimbursements(c)
-------------------------------------------------- --- ------ --- -- ------- -- --- ------- -- --- ------ --- -- ------- --
-------------------------------------------------- --- ------ --- -- ------- -- --- ------- -- --- ------ --- -- ------- --
Expenses Before Waivers/Reimbursements(c)***                  %        1.21  %        1.24  %       1.38  %        2.88  %
-------------------------------------------------- --- ------ --- -- ------- -- --- ------- -- --- ------ --- -- ------- --
-------------------------------------------------- --- ------ --- -- ------- -- --- ------- -- --- ------ --- -- ------- --
Expenses Net of Waivers/Reimbursements(c)                     %        1.20  %(d)     1.19  %       1.15  %        1.15  %
-------------------------------------------------- --- ------ --- -- ------- -- --- ------- -- --- ------ --- -- ------- --
-------------------------------------------------- --- ------ --- -- ------- -- --- ------- -- --- ------ --- -- ------- --
Portfolio Turnover Rate(b)                                    %       78.89  %       31.73  %      19.22  %       46.38  %
-------------------------------------------------- --- ------ --- -- ------- -- --- ------- -- --- ------ --- -- ------- --

SEE THE ACCOMPANYING NOTES TO FINANCIAL HIGHLIGHTS.


-------------------------------------------------------------------------------
(FOR FISCAL PERIODS ENDED DECEMBER 31)                2006         4/29/05 (A)
                                                                   -
                                                                   12/31/05
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
AZL LMP SMALL CAP GROWTH FUND
Net Asset Value, beginning of period                $             $   10.00
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
INVESTMENT ACTIVITIES:
  Net Investment Income (Loss)                                       (0.01)
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
  Net Realized and Unrealized Gains (Losses) on                        1.24
    Investments, Foreign Currencies and Futures
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
  Total From Investment Activities                                     1.23
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
LESS DIVIDENDS TO SHAREHOLDERS FROM:
  Net Investment Income                                                   --
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
  Net Realized Gains                                                      --
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
  Total Dividends                                                         --
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
Net Asset Value, end of period                      $             $   11.23
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
Total Return(b)**                                           %         12.30%
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
Net Assets, end of period (000)                     $             $  45,548
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
Net Investment Income (Loss) Net of                         %        (0.22)%
Waivers/Reimbursements(c)
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
Expenses Before Waivers/Reimbursements(c)***                %          1.35%
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
Expenses Net of Waivers/Reimbursements(c)                   %          1.35%
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
Portfolio Turnover Rate(b)                                  %         83.87%
-------------------------------------------------------------------------------

SEE THE ACCOMPANYING NOTES TO FINANCIAL HIGHLIGHTS.

--------------------------------------------------------------------------------
    The Allianz Variable Insurance Products Trust Prospectus May 1, 2007
                                       212



-------------------------------------------------- --- ------ --- -- ------- -- --- ------- -- --- ------ --- -- ------- --
(FOR FISCAL PERIODS ENDED DECEMBER 31)                 2006           2005           2004          2003          5/1/02-(A)
                                                                                                                 12/31/02
-------------------------------------------------- --- ------ --- -- ------- -- --- ------- -- --- ------ --- -- ------- --
-------------------------------------------------- --- ------ --- -- ------- -- --- ------- -- --- ------ --- -- ------- --
AZL LEGG MASON GROWTH FUND
Net Asset Value, beginning of period                $             $   11.24      $   10.40      $   7.62      $   10.00
-------------------------------------------------- --- ------ --- -- ------- -- --- ------- -- --- ------ --- -- ------- --
-------------------------------------------------- --- ------ --- -- ------- -- --- ------- -- --- ------ --- -- ------- --
INVESTMENT ACTIVITIES:
  Net Investment Income (Loss)                                       (0.04)         (0.05)         (0.03)        (0.02)
-------------------------------------------------- --- ------ --- -- ------- -- --- ------- -- --- ------ --- -- ------- --
-------------------------------------------------- --- ------ --- -- ------- -- --- ------- -- --- ------ --- -- ------- --
  Net Realized and Unrealized Gains (Losses) on                        1.28           0.89          2.81         (2.36)
    Investments, Foreign Currencies and Futures
-------------------------------------------------- --- ------ --- -- ------- -- --- ------- -- --- ------ --- -- ------- --
-------------------------------------------------- --- ------ --- -- ------- -- --- ------- -- --- ------ --- -- ------- --
  Total From Investment Activities                                     1.24           0.84          2.78         (2.38)
-------------------------------------------------- --- ------ --- -- ------- -- --- ------- -- --- ------ --- -- ------- --
-------------------------------------------------- --- ------ --- -- ------- -- --- ------- -- --- ------ --- -- ------- --
LESS DIVIDENDS TO SHAREHOLDERS FROM:
  Net Investment Income                                                   --              --             --              --
-------------------------------------------------- --- ------ --- -- ------- -- --- ------- -- --- ------ --- -- ------- --
-------------------------------------------------- --- ------ --- -- ------- -- --- ------- -- --- ------ --- -- ------- --
  Net Realized Gains                                                 (0.14)              --             --              --
-------------------------------------------------- --- ------ --- -- ------- -- --- ------- -- --- ------ --- -- ------- --
-------------------------------------------------- --- ------ --- -- ------- -- --- ------- -- --- ------ --- -- ------- --
  Total Dividends                                                    (0.14)              --             --              --
-------------------------------------------------- --- ------ --- -- ------- -- --- ------- -- --- ------ --- -- ------- --
-------------------------------------------------- --- ------ --- -- ------- -- --- ------- -- --- ------ --- -- ------- --
Net Asset Value, end of period                      $             $   12.34      $   11.24      $  10.40      $    7.62
-------------------------------------------------- --- ------ --- -- ------- -- --- ------- -- --- ------ --- -- ------- --
-------------------------------------------------- --- ------ --- -- ------- -- --- ------- -- --- ------ --- -- ------- --
Total Return(b)**                                             %       11.06  %        8.08  %      36.48  %      (23.80) %
-------------------------------------------------- --- ------ --- -- ------- -- --- ------- -- --- ------ --- -- ------- --
-------------------------------------------------- --- ------ --- -- ------- -- --- ------- -- --- ------ --- -- ------- --
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
Net Assets, end of period (000)                     $             $  79,579      $  49,355      $  30,276     $   6,131
-------------------------------------------------- --- ------ --- -- ------- -- --- ------- -- --- ------ --- -- ------- --
-------------------------------------------------- --- ------ --- -- ------- -- --- ------- -- --- ------ --- -- ------- --
Net Investment Income (Loss) Net of                           %      (0.50)  %      (0.51)  %      (0.55) %      (0.51)  %
Waivers/Reimbursements(c)
-------------------------------------------------- --- ------ --- -- ------- -- --- ------- -- --- ------ --- -- ------- --
-------------------------------------------------- --- ------ --- -- ------- -- --- ------- -- --- ------ --- -- ------- --
Expenses Before Waivers/Reimbursements(c)***                  %        1.30  %        1.35  %       1.63  %        3.78  %
-------------------------------------------------- --- ------ --- -- ------- -- --- ------- -- --- ------ --- -- ------- --
-------------------------------------------------- --- ------ --- -- ------- -- --- ------- -- --- ------ --- -- ------- --
Expenses Net of Waivers/Reimbursements(c)                     %        1.30  %(f)     1.27  %       1.20  %        1.20  %
-------------------------------------------------- --- ------ --- -- ------- -- --- ------- -- --- ------ --- -- ------- --
-------------------------------------------------- --- ------ --- -- ------- -- --- ------- -- --- ------ --- -- ------- --
Portfolio Turnover Rate(b)                                    %      106.33  %      138.77  %      139.34 %      133.17  %
-------------------------------------------------- --- ------ --- -- ------- -- --- ------- -- --- ------ --- -- ------- --

SEE THE ACCOMPANYING NOTES TO FINANCIAL HIGHLIGHTS.


-------------------------------------------------- --- ------ --- -- ------- -- --- ------- -- --- ------ --- -- ------- --
(FOR FISCAL PERIODS ENDED DECEMBER 31)                 2006           2005           2004          2003           2002
-------------------------------------------------- --- ------ --- -- ------- -- --- ------- -- --- ------ --- -- ------- --
-------------------------------------------------- --- ------ --- -- ------- -- --- ------- -- --- ------ --- -- ------- --
AZL LEGG MASON VALUE FUND
Net Asset Value, beginning of period                $             $   11.59      $   10.11      $   8.13      $   10.14
-------------------------------------------------- --- ------ --- -- ------- -- --- ------- -- --- ------ --- -- ------- --
-------------------------------------------------- --- ------ --- -- ------- -- --- ------- -- --- ------ --- -- ------- --
INVESTMENT ACTIVITIES:
  Net Investment Income (Loss)                                       (0.02)           0.04          0.11           0.10
-------------------------------------------------- --- ------ --- -- ------- -- --- ------- -- --- ------ --- -- ------- --
-------------------------------------------------- --- ------ --- -- ------- -- --- ------- -- --- ------ --- -- ------- --
  Net Realized and Unrealized Gains (Losses) on                        0.74           1.49          1.98         (2.01)
    Investments, Foreign Currencies and Futures
-------------------------------------------------- --- ------ --- -- ------- -- --- ------- -- --- ------ --- -- ------- --
-------------------------------------------------- --- ------ --- -- ------- -- --- ------- -- --- ------ --- -- ------- --
  Total From Investment Activities                                     0.72           1.53          2.09         (1.91)
-------------------------------------------------- --- ------ --- -- ------- -- --- ------- -- --- ------ --- -- ------- --
-------------------------------------------------- --- ------ --- -- ------- -- --- ------- -- --- ------ --- -- ------- --
LESS DIVIDENDS TO SHAREHOLDERS FROM:
  Net Investment Income                                                   --         (0.05)         (0.11)        (0.10)
-------------------------------------------------- --- ------ --- -- ------- -- --- ------- -- --- ------ --- -- ------- --
-------------------------------------------------- --- ------ --- -- ------- -- --- ------- -- --- ------ --- -- ------- --
  Net Realized Gains                                                 (0.05)              --             --              --
-------------------------------------------------- --- ------ --- -- ------- -- --- ------- -- --- ------ --- -- ------- --
-------------------------------------------------- --- ------ --- -- ------- -- --- ------- -- --- ------ --- -- ------- --
  Total Dividends                                                    (0.05)         (0.05)         (0.11)        (0.10)
-------------------------------------------------- --- ------ --- -- ------- -- --- ------- -- --- ------ --- -- ------- --
-------------------------------------------------- --- ------ --- -- ------- -- --- ------- -- --- ------ --- -- ------- --
Net Asset Value, end of period                      $             $   12.26      $   11.59      $  10.11      $    8.13
-------------------------------------------------- --- ------ --- -- ------- -- --- ------- -- --- ------ --- -- ------- --
-------------------------------------------------- --- ------ --- -- ------- -- --- ------- -- --- ------ --- -- ------- --
Total Return(b)**                                             %        6.27  %       15.15  %      25.89  %      (18.88) %
-------------------------------------------------- --- ------ --- -- ------- -- --- ------- -- --- ------ --- -- ------- --
-------------------------------------------------- --- ------ --- -- ------- -- --- ------- -- --- ------ --- -- ------- --
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
Net Assets, end of period (000)                     $             $  280,336     $  79,298      $  32,322     $   8,586
-------------------------------------------------- --- ------ --- -- ------- -- --- ------- -- --- ------ --- -- ------- --
-------------------------------------------------- --- ------ --- -- ------- -- --- ------- -- --- ------ --- -- ------- --
Net Investment Income (Loss) Net of                           %      (0.32)  %        0.28  %       1.42  %        1.31  %
Waivers/Reimbursements(c)
-------------------------------------------------- --- ------ --- -- ------- -- --- ------- -- --- ------ --- -- ------- --
-------------------------------------------------- --- ------ --- -- ------- -- --- ------- -- --- ------ --- -- ------- --
Expenses Before Waivers/Reimbursements(c)***                  %        1.20  %        1.20  %       1.32  %        2.30  %
-------------------------------------------------- --- ------ --- -- ------- -- --- ------- -- --- ------ --- -- ------- --
-------------------------------------------------- --- ------ --- -- ------- -- --- ------- -- --- ------ --- -- ------- --
Expenses Net of Waivers/Reimbursements(c)                     %        1.20  %        1.18  %       1.10  %        1.10  %
-------------------------------------------------- --- ------ --- -- ------- -- --- ------- -- --- ------ --- -- ------- --
-------------------------------------------------- --- ------ --- -- ------- -- --- ------- -- --- ------ --- -- ------- --
Portfolio Turnover Rate(b)                                    %        8.21  %      121.63  %      38.60  %       61.45  %
-------------------------------------------------- --- ------ --- -- ------- -- --- ------- -- --- ------ --- -- ------- --

SEE THE ACCOMPANYING NOTES TO FINANCIAL HIGHLIGHTS.

--------------------------------------------------------------------------------
    The Allianz Variable Insurance Products Trust Prospectus May 1, 2007
                                       213



-------------------------------------------------- --- ------ --- -- ------- -- --- ------- -- --- ------ --- -- ------- --
(FOR FISCAL PERIODS ENDED DECEMBER 31)                 2006           2005           2004          2003           2002
-------------------------------------------------- --- ------ --- -- ------- -- --- ------- -- --- ------ --- -- ------- --
-------------------------------------------------- --- ------ --- -- ------- -- --- ------- -- --- ------ --- -- ------- --
AZL MONEY MARKET FUND
Net Asset Value, beginning of period                $             $    1.00      $    1.00      $   1.00      $    1.00
-------------------------------------------------- --- ------ --- -- ------- -- --- ------- -- --- ------ --- -- ------- --
-------------------------------------------------- --- ------ --- -- ------- -- --- ------- -- --- ------ --- -- ------- --
INVESTMENT ACTIVITIES:
  Net Investment Income (Loss)                                         0.03           0.01             --  *        0.01
-------------------------------------------------- --- ------ --- -- ------- -- --- ------- -- --- ------ --- -- ------- --
-------------------------------------------------- --- ------ --- -- ------- -- --- ------- -- --- ------ --- -- ------- --
  Net Realized and Unrealized Gains (Losses) on                           --  *           --  *          --  *           --  *
    Investments, Foreign Currencies and Futures
-------------------------------------------------- --- ------ --- -- ------- -- --- ------- -- --- ------ --- -- ------- --
-------------------------------------------------- --- ------ --- -- ------- -- --- ------- -- --- ------ --- -- ------- --
  Total From Investment Activities                                     0.03           0.01             --  *        0.01
-------------------------------------------------- --- ------ --- -- ------- -- --- ------- -- --- ------ --- -- ------- --
-------------------------------------------------- --- ------ --- -- ------- -- --- ------- -- --- ------ --- -- ------- --
LESS DIVIDENDS TO SHAREHOLDERS FROM:
  Net Investment Income                                              (0.03)         (0.01)             --  *      (0.01)
-------------------------------------------------- --- ------ --- -- ------- -- --- ------- -- --- ------ --- -- ------- --
-------------------------------------------------- --- ------ --- -- ------- -- --- ------- -- --- ------ --- -- ------- --
  Net Realized Gains                                                      --              --             --              --
-------------------------------------------------- --- ------ --- -- ------- -- --- ------- -- --- ------ --- -- ------- --
-------------------------------------------------- --- ------ --- -- ------- -- --- ------- -- --- ------ --- -- ------- --
  Total Dividends                                                    (0.03)         (0.01)             --  *      (0.01)
-------------------------------------------------- --- ------ --- -- ------- -- --- ------- -- --- ------ --- -- ------- --
-------------------------------------------------- --- ------ --- -- ------- -- --- ------- -- --- ------ --- -- ------- --
Net Asset Value, end of period                      $             $    1.00      $    1.00      $   1.00      $    1.00
-------------------------------------------------- --- ------ --- -- ------- -- --- ------- -- --- ------ --- -- ------- --
-------------------------------------------------- --- ------ --- -- ------- -- --- ------- -- --- ------ --- -- ------- --
Total Return(b)**                                             %        2.57  %        0.67  %       0.34  %        0.84  %
-------------------------------------------------- --- ------ --- -- ------- -- --- ------- -- --- ------ --- -- ------- --
-------------------------------------------------- --- ------ --- -- ------- -- --- ------- -- --- ------ --- -- ------- --
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
Net Assets, end of period (000)                     $             $  330,910     $  236,639     $  186,491    $  193,157
-------------------------------------------------- --- ------ --- -- ------- -- --- ------- -- --- ------ --- -- ------- --
-------------------------------------------------- --- ------ --- -- ------- -- --- ------- -- --- ------ --- -- ------- --
Net Investment Income (Loss) Net of                           %        2.58  %        0.70  %       0.34  %        0.81  %
Waivers/Reimbursements(c)
-------------------------------------------------- --- ------ --- -- ------- -- --- ------- -- --- ------ --- -- ------- --
-------------------------------------------------- --- ------ --- -- ------- -- --- ------- -- --- ------ --- -- ------- --
Expenses Before Waivers/Reimbursements(c)***                  %        0.74  %        0.78  %       0.88  %        0.89  %
-------------------------------------------------- --- ------ --- -- ------- -- --- ------- -- --- ------ --- -- ------- --
-------------------------------------------------- --- ------ --- -- ------- -- --- ------- -- --- ------ --- -- ------- --
Expenses Net of Waivers/Reimbursements(c)                     %        0.74  %        0.78  %       0.88  %        0.87  %
-------------------------------------------------- --- ------ --- -- ------- -- --- ------- -- --- ------ --- -- ------- --
-------------------------------------------------- --- ------ --- -- ------- -- --- ------- -- --- ------ --- -- ------- --
Portfolio Turnover Rate(b)                                    %         N/A  %         N/A  %        N/A  %         N/A  %
-------------------------------------------------- --- ------ --- -- ------- -- --- ------- -- --- ------ --- -- ------- --

SEE THE ACCOMPANYING NOTES TO FINANCIAL HIGHLIGHTS.


-----------------------------------------------------------------
(FOR FISCAL PERIODS ENDED DECEMBER 31)               5/1/06 (A)
                                                     -
                                                     12/31/06
-----------------------------------------------------------------
-----------------------------------------------------------------
AZL NEUBERGER BERMAN REGENCY FUND
Net Asset Value, beginning of period                $
-----------------------------------------------------------------
-----------------------------------------------------------------
INVESTMENT ACTIVITIES:
  Net Investment Income (Loss)
-----------------------------------------------------------------
-----------------------------------------------------------------
  Net Realized and Unrealized Gains (Losses) on
    Investments, Foreign Currencies and Futures
-----------------------------------------------------------------
-----------------------------------------------------------------
  Total From Investment Activities
-----------------------------------------------------------------
-----------------------------------------------------------------
LESS DIVIDENDS TO SHAREHOLDERS FROM:
  Net Investment Income
-----------------------------------------------------------------
-----------------------------------------------------------------
  Net Realized Gains
-----------------------------------------------------------------
-----------------------------------------------------------------
  Total Dividends
-----------------------------------------------------------------
-----------------------------------------------------------------
Net Asset Value, end of period                      $
-----------------------------------------------------------------
-----------------------------------------------------------------
Total Return(b)**                                           %
-----------------------------------------------------------------
-----------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
Net Assets, end of period (000)                     $
-----------------------------------------------------------------
-----------------------------------------------------------------
Net Investment Income (Loss) Net of                         %
Waivers/Reimbursements(c)
-----------------------------------------------------------------
-----------------------------------------------------------------
Expenses Before Waivers/Reimbursements(c)***                %
-----------------------------------------------------------------
-----------------------------------------------------------------
Expenses Net of Waivers/Reimbursements(c)                   %
-----------------------------------------------------------------
-----------------------------------------------------------------
Portfolio Turnover Rate(b)                                  %
-----------------------------------------------------------------

SEE THE ACCOMPANYING NOTES TO FINANCIAL HIGHLIGHTS.

--------------------------------------------------------------------------------
    The Allianz Variable Insurance Products Trust Prospectus May 1, 2007
                                       214



-------------------------------------------------- --- ------ --- -- ------- -- --- ------- -- --- ------ --- -- ------- --
(FOR FISCAL PERIODS ENDED DECEMBER 31)                 2006           2005           2004          2003          5/1/02-(A)
                                                                                                                 12/31/02
-------------------------------------------------- --- ------ --- -- ------- -- --- ------- -- --- ------ --- -- ------- --
-------------------------------------------------- --- ------ --- -- ------- -- --- ------- -- --- ------ --- -- ------- --
AZL OCC OPPORTUNITY FUND
Net Asset Value, beginning of period                $             $   13.98      $   13.01      $   8.09      $   10.00
-------------------------------------------------- --- ------ --- -- ------- -- --- ------- -- --- ------ --- -- ------- --
-------------------------------------------------- --- ------ --- -- ------- -- --- ------- -- --- ------ --- -- ------- --
INVESTMENT ACTIVITIES:
  Net Investment Income (Loss)                                       (0.14)         (0.11)         (0.07)        (0.02)
-------------------------------------------------- --- ------ --- -- ------- -- --- ------- -- --- ------ --- -- ------- --
-------------------------------------------------- --- ------ --- -- ------- -- --- ------- -- --- ------ --- -- ------- --
  Net Realized and Unrealized Gains (Losses) on                        0.85           1.11          5.09         (1.89)
    Investments, Foreign Currencies and Futures
-------------------------------------------------- --- ------ --- -- ------- -- --- ------- -- --- ------ --- -- ------- --
-------------------------------------------------- --- ------ --- -- ------- -- --- ------- -- --- ------ --- -- ------- --
  Total From Investment Activities                                     0.71           1.00          5.02         (1.91)
-------------------------------------------------- --- ------ --- -- ------- -- --- ------- -- --- ------ --- -- ------- --
-------------------------------------------------- --- ------ --- -- ------- -- --- ------- -- --- ------ --- -- ------- --
LESS DIVIDENDS TO SHAREHOLDERS FROM:
  Net Investment Income                                                   --              --             --              --
-------------------------------------------------- --- ------ --- -- ------- -- --- ------- -- --- ------ --- -- ------- --
-------------------------------------------------- --- ------ --- -- ------- -- --- ------- -- --- ------ --- -- ------- --
  Net Realized Gains                                                      --         (0.03)         (0.10)             --
-------------------------------------------------- --- ------ --- -- ------- -- --- ------- -- --- ------ --- -- ------- --
-------------------------------------------------- --- ------ --- -- ------- -- --- ------- -- --- ------ --- -- ------- --
  Total Dividends                                                         --         (0.03)         (0.10)             --
-------------------------------------------------- --- ------ --- -- ------- -- --- ------- -- --- ------ --- -- ------- --
-------------------------------------------------- --- ------ --- -- ------- -- --- ------- -- --- ------ --- -- ------- --
Net Asset Value, end of period                      $             $   14.69      $   13.98      $  13.01      $    8.09
-------------------------------------------------- --- ------ --- -- ------- -- --- ------- -- --- ------ --- -- ------- --
-------------------------------------------------- --- ------ --- -- ------- -- --- ------- -- --- ------ --- -- ------- --
Total Return(b)**                                             %        5.08  %        7.76  %      62.03  %      (19.10) %
-------------------------------------------------- --- ------ --- -- ------- -- --- ------- -- --- ------ --- -- ------- --
-------------------------------------------------- --- ------ --- -- ------- -- --- ------- -- --- ------ --- -- ------- --
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
Net Assets, end of period (000)                     $             $  132,560     $  122,817     $  64,589     $  13,913
-------------------------------------------------- --- ------ --- -- ------- -- --- ------- -- --- ------ --- -- ------- --
-------------------------------------------------- --- ------ --- -- ------- -- --- ------- -- --- ------ --- -- ------- --
Net Investment Income (Loss) Net of                           %      (1.06)  %      (1.02)  %      (1.11) %      (0.57)  %
Waivers/Reimbursements(c)
-------------------------------------------------- --- ------ --- -- ------- -- --- ------- -- --- ------ --- -- ------- --
-------------------------------------------------- --- ------ --- -- ------- -- --- ------- -- --- ------ --- -- ------- --
Expenses Before Waivers/Reimbursements(c)***                  %        1.35  %        1.32  %       1.39  %        2.38  %
-------------------------------------------------- --- ------ --- -- ------- -- --- ------- -- --- ------ --- -- ------- --
-------------------------------------------------- --- ------ --- -- ------- -- --- ------- -- --- ------ --- -- ------- --
Expenses Net of Waivers/Reimbursements(c)                     %        1.35  %        1.32  %       1.25  %        1.25  %
-------------------------------------------------- --- ------ --- -- ------- -- --- ------- -- --- ------ --- -- ------- --
-------------------------------------------------- --- ------ --- -- ------- -- --- ------- -- --- ------ --- -- ------- --
Portfolio Turnover Rate(b)                                    %      193.67  %      189.43  %      174.59 %      144.70  %
-------------------------------------------------- --- ------ --- -- ------- -- --- ------- -- --- ------ --- -- ------- --

SEE THE ACCOMPANYING NOTES TO FINANCIAL HIGHLIGHTS.


-------------------------------------------------- --- ------ --- -- ------- -- --- ------- -- --- ------ --- -- ------- --
(FOR FISCAL PERIODS ENDED DECEMBER 31)                 2006           2005           2004          2003           2002
-------------------------------------------------- --- ------ --- -- ------- -- --- ------- -- --- ------ --- -- ------- --
-------------------------------------------------- --- ------ --- -- ------- -- --- ------- -- --- ------ --- -- ------- --
AZL OCC RENAISSANCE FUND
Net Asset Value, beginning of period                $             $   14.72      $   12.93      $   8.23      $   11.02
-------------------------------------------------- --- ------ --- -- ------- -- --- ------- -- --- ------ --- -- ------- --
-------------------------------------------------- --- ------ --- -- ------- -- --- ------- -- --- ------ --- -- ------- --
INVESTMENT ACTIVITIES:
  Net Investment Income (Loss)                                         0.03         (0.03)             --  *           --  *
-------------------------------------------------- --- ------ --- -- ------- -- --- ------- -- --- ------ --- -- ------- --
-------------------------------------------------- --- ------ --- -- ------- -- --- ------- -- --- ------ --- -- ------- --
  Net Realized and Unrealized Gains (Losses) on                      (0.60)           1.92          4.82         (2.76)
    Investments, Foreign Currencies and Futures
-------------------------------------------------- --- ------ --- -- ------- -- --- ------- -- --- ------ --- -- ------- --
-------------------------------------------------- --- ------ --- -- ------- -- --- ------- -- --- ------ --- -- ------- --
  Total From Investment Activities                                   (0.57)           1.89          4.82         (2.76)
-------------------------------------------------- --- ------ --- -- ------- -- --- ------- -- --- ------ --- -- ------- --
-------------------------------------------------- --- ------ --- -- ------- -- --- ------- -- --- ------ --- -- ------- --
LESS DIVIDENDS TO SHAREHOLDERS FROM:
  Net Investment Income                                                   --              --             --  *           --  *
-------------------------------------------------- --- ------ --- -- ------- -- --- ------- -- --- ------ --- -- ------- --
-------------------------------------------------- --- ------ --- -- ------- -- --- ------- -- --- ------ --- -- ------- --
  Net Realized Gains                                                 (1.15)         (0.10)         (0.12)        (0.03)
-------------------------------------------------- --- ------ --- -- ------- -- --- ------- -- --- ------ --- -- ------- --
-------------------------------------------------- --- ------ --- -- ------- -- --- ------- -- --- ------ --- -- ------- --
  Total Dividends                                                    (1.15)         (0.10)         (0.12)        (0.03)
-------------------------------------------------- --- ------ --- -- ------- -- --- ------- -- --- ------ --- -- ------- --
-------------------------------------------------- --- ------ --- -- ------- -- --- ------- -- --- ------ --- -- ------- --
Net Asset Value, end of period                      $             $   13.00      $   14.72      $  12.93      $    8.23
-------------------------------------------------- --- ------ --- -- ------- -- --- ------- -- --- ------ --- -- ------- --
-------------------------------------------------- --- ------ --- -- ------- -- --- ------- -- --- ------ --- -- ------- --
Total Return(b)**                                             %        3.49  %       14.75  %      58.66  %      (25.08) %
-------------------------------------------------- --- ------ --- -- ------- -- --- ------- -- --- ------ --- -- ------- --
-------------------------------------------------- --- ------ --- -- ------- -- --- ------- -- --- ------ --- -- ------- --
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
Net Assets, end of period (000)                     $             $  427,948     $  454,867     $  252,374    $  78,249
-------------------------------------------------- --- ------ --- -- ------- -- --- ------- -- --- ------ --- -- ------- --
-------------------------------------------------- --- ------ --- -- ------- -- --- ------- -- --- ------ --- -- ------- --
Net Investment Income (Loss) Net of                           %        0.23  %      (0.26)  %      (0.02) %        0.06  %
Waivers/Reimbursements(c)
-------------------------------------------------- --- ------ --- -- ------- -- --- ------- -- --- ------ --- -- ------- --
-------------------------------------------------- --- ------ --- -- ------- -- --- ------- -- --- ------ --- -- ------- --
Expenses Before Waivers/Reimbursements(c)***                  %        1.19  %        1.24  %       1.25  %        1.40  %
-------------------------------------------------- --- ------ --- -- ------- -- --- ------- -- --- ------ --- -- ------- --
-------------------------------------------------- --- ------ --- -- ------- -- --- ------- -- --- ------ --- -- ------- --
Expenses Net of Waivers/Reimbursements(c)                     %        1.11  %(e)     1.24  %       1.10  %        1.10  %
-------------------------------------------------- --- ------ --- -- ------- -- --- ------- -- --- ------ --- -- ------- --
-------------------------------------------------- --- ------ --- -- ------- -- --- ------- -- --- ------ --- -- ------- --
Portfolio Turnover Rate(b)                                    %      137.19  %       43.66  %      61.79  %       66.85  %
-------------------------------------------------- --- ------ --- -- ------- -- --- ------- -- --- ------ --- -- ------- --

SEE THE ACCOMPANYING NOTES TO FINANCIAL HIGHLIGHTS.


--------------------------------------------------------------------------------
    The Allianz Variable Insurance Products Trust Prospectus May 1, 2007
                                       215


-------------------------------------------------- --- ------ --- -- ------- -- --- ------- -- --- ------ --- -- ------- --
(FOR FISCAL PERIODS ENDED DECEMBER 31)                 2006           2005           2004          2003           2002
-------------------------------------------------- --- ------ --- -- ------- -- --- ------- -- --- ------ --- -- ------- --
-------------------------------------------------- --- ------ --- -- ------- -- --- ------- -- --- ------ --- -- ------- --
AZL OCC VALUE FUND
Net Asset Value, beginning of period                $             $   13.60      $   11.77      $   8.15      $   10.96
-------------------------------------------------- --- ------ --- -- ------- -- --- ------- -- --- ------ --- -- ------- --
-------------------------------------------------- --- ------ --- -- ------- -- --- ------- -- --- ------ --- -- ------- --
INVESTMENT ACTIVITIES:
  Net Investment Income (Loss)                                         0.10           0.06          0.06           0.02
-------------------------------------------------- --- ------ --- -- ------- -- --- ------- -- --- ------ --- -- ------- --
-------------------------------------------------- --- ------ --- -- ------- -- --- ------- -- --- ------ --- -- ------- --
  Net Realized and Unrealized Gains (Losses) on                        0.23           1.87          3.62         (2.74)
    Investments, Foreign Currencies and Futures
-------------------------------------------------- --- ------ --- -- ------- -- --- ------- -- --- ------ --- -- ------- --
-------------------------------------------------- --- ------ --- -- ------- -- --- ------- -- --- ------ --- -- ------- --
  Total From Investment Activities                                     0.33           1.93          3.68         (2.72)
-------------------------------------------------- --- ------ --- -- ------- -- --- ------- -- --- ------ --- -- ------- --
-------------------------------------------------- --- ------ --- -- ------- -- --- ------- -- --- ------ --- -- ------- --
LESS DIVIDENDS TO SHAREHOLDERS FROM:
  Net Investment Income                                              (0.03)         (0.02)         (0.06)        (0.02)
-------------------------------------------------- --- ------ --- -- ------- -- --- ------- -- --- ------ --- -- ------- --
-------------------------------------------------- --- ------ --- -- ------- -- --- ------- -- --- ------ --- -- ------- --
  Net Realized Gains                                                 (0.70)         (0.08)             --         (0.07)
-------------------------------------------------- --- ------ --- -- ------- -- --- ------- -- --- ------ --- -- ------- --
-------------------------------------------------- --- ------ --- -- ------- -- --- ------- -- --- ------ --- -- ------- --
  Total Dividends                                                    (0.73)         (0.10)         (0.06)        (0.09)
-------------------------------------------------- --- ------ --- -- ------- -- --- ------- -- --- ------ --- -- ------- --
-------------------------------------------------- --- ------ --- -- ------- -- --- ------- -- --- ------ --- -- ------- --
Net Asset Value, end of period                      $             $   13.20      $   13.60      $  11.77      $    8.15
-------------------------------------------------- --- ------ --- -- ------- -- --- ------- -- --- ------ --- -- ------- --
-------------------------------------------------- --- ------ --- -- ------- -- --- ------- -- --- ------ --- -- ------- --
Total Return(b)**                                             %        2.67  %       16.52  %      45.21  %      (24.90) %
-------------------------------------------------- --- ------ --- -- ------- -- --- ------- -- --- ------ --- -- ------- --
-------------------------------------------------- --- ------ --- -- ------- -- --- ------- -- --- ------ --- -- ------- --
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
Net Assets, end of period (000)                     $             $  223,695     $  229,389     $  84,964     $  23,347
-------------------------------------------------- --- ------ --- -- ------- -- --- ------- -- --- ------ --- -- ------- --
-------------------------------------------------- --- ------ --- -- ------- -- --- ------- -- --- ------ --- -- ------- --
Net Investment Income (Loss) Net of                           %        0.76  %        0.56  %       0.73  %        0.57  %
Waivers/Reimbursements(c)
-------------------------------------------------- --- ------ --- -- ------- -- --- ------- -- --- ------ --- -- ------- --
-------------------------------------------------- --- ------ --- -- ------- -- --- ------- -- --- ------ --- -- ------- --
Expenses Before Waivers/Reimbursements(c)***                  %        1.20  %        1.19  %       1.27  %        1.78  %
-------------------------------------------------- --- ------ --- -- ------- -- --- ------- -- --- ------ --- -- ------- --
-------------------------------------------------- --- ------ --- -- ------- -- --- ------- -- --- ------ --- -- ------- --
Expenses Net of Waivers/Reimbursements(c)                     %        1.15  %(d)     1.18  %       1.10  %        1.10  %
-------------------------------------------------- --- ------ --- -- ------- -- --- ------- -- --- ------ --- -- ------- --
-------------------------------------------------- --- ------ --- -- ------- -- --- ------- -- --- ------ --- -- ------- --
Portfolio Turnover Rate(b)                                    %      122.68  %       38.88  %      80.85  %      115.67  %
-------------------------------------------------- --- ------ --- -- ------- -- --- ------- -- --- ------ --- -- ------- --

SEE THE ACCOMPANYING NOTES TO FINANCIAL HIGHLIGHTS.


-----------------------------------------------------------------
(FOR FISCAL PERIODS ENDED DECEMBER 31)               5/1/06-(A)
                                                     12/31/06
-----------------------------------------------------------------
-----------------------------------------------------------------
AZL OPPENHEIMER DEVELOPING MARKETS FUND
Net Asset Value, beginning of period                $
-----------------------------------------------------------------
-----------------------------------------------------------------
INVESTMENT ACTIVITIES:
  Net Investment Income (Loss)
-----------------------------------------------------------------
-----------------------------------------------------------------
  Net Realized and Unrealized Gains (Losses) on
    Investments, Foreign Currencies and Futures
-----------------------------------------------------------------
-----------------------------------------------------------------
  Total From Investment Activities
-----------------------------------------------------------------
-----------------------------------------------------------------
LESS DIVIDENDS TO SHAREHOLDERS FROM:
  Net Investment Income
-----------------------------------------------------------------
-----------------------------------------------------------------
  Net Realized Gains
-----------------------------------------------------------------
-----------------------------------------------------------------
  Total Dividends
-----------------------------------------------------------------
-----------------------------------------------------------------
Net Asset Value, end of period                      $
-----------------------------------------------------------------
-----------------------------------------------------------------
Total Return(b)**                                           %
-----------------------------------------------------------------
-----------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
Net Assets, end of period (000)                     $
-----------------------------------------------------------------
-----------------------------------------------------------------
Net Investment Income (Loss) Net of                         %
Waivers/Reimbursements(c)
-----------------------------------------------------------------
-----------------------------------------------------------------
Expenses Before Waivers/Reimbursements(c)***                %
-----------------------------------------------------------------
-----------------------------------------------------------------
Expenses Net of Waivers/Reimbursements(c)                   %
-----------------------------------------------------------------
-----------------------------------------------------------------
Portfolio Turnover Rate(b)                                  %
-----------------------------------------------------------------

SEE THE ACCOMPANYING NOTES TO FINANCIAL HIGHLIGHTS.

--------------------------------------------------------------------------------
    The Allianz Variable Insurance Products Trust Prospectus May 1, 2007
                                       216



-------------------------------------------------- --- ------ --- -- ------- -- --- ------- --
(FOR FISCAL PERIODS ENDED DECEMBER 31)                 2006           2005          5/3/04-(A)
                                                                                    12/31/04
-------------------------------------------------- --- ------ --- -- ------- -- --- ------- --
-------------------------------------------------- --- ------ --- -- ------- -- --- ------- --
AZL OPPENHEIMER GLOBAL FUND
Net Asset Value, beginning of period                $             $   11.58      $   10.00
-------------------------------------------------- --- ------ --- -- ------- -- --- ------- --
-------------------------------------------------- --- ------ --- -- ------- -- --- ------- --
INVESTMENT ACTIVITIES:
  Net Investment Income (Loss)                                         0.03         (0.01)
-------------------------------------------------- --- ------ --- -- ------- -- --- ------- --
-------------------------------------------------- --- ------ --- -- ------- -- --- ------- --
  Net Realized and Unrealized Gains (Losses) on                        1.43           1.59
    Investments, Foreign Currencies and Futures
-------------------------------------------------- --- ------ --- -- ------- -- --- ------- --
-------------------------------------------------- --- ------ --- -- ------- -- --- ------- --
  Total From Investment Activities                                     1.46           1.58
-------------------------------------------------- --- ------ --- -- ------- -- --- ------- --
-------------------------------------------------- --- ------ --- -- ------- -- --- ------- --
LESS DIVIDENDS TO SHAREHOLDERS FROM:
  Net Investment Income                                                   --              --
-------------------------------------------------- --- ------ --- -- ------- -- --- ------- --
-------------------------------------------------- --- ------ --- -- ------- -- --- ------- --
  Net Realized Gains                                                 (0.03)              --
-------------------------------------------------- --- ------ --- -- ------- -- --- ------- --
-------------------------------------------------- --- ------ --- -- ------- -- --- ------- --
  Total Dividends                                                    (0.03)              --
-------------------------------------------------- --- ------ --- -- ------- -- --- ------- --
-------------------------------------------------- --- ------ --- -- ------- -- --- ------- --
Net Asset Value, end of period                      $             $   13.01      $   11.58
-------------------------------------------------- --- ------ --- -- ------- -- --- ------- --
-------------------------------------------------- --- ------ --- -- ------- -- --- ------- --
Total Return(b)**                                             %       12.62  %       15.80  %
-------------------------------------------------- --- ------ --- -- ------- -- --- ------- --
-------------------------------------------------- --- ------ --- -- ------- -- --- ------- --
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
Net Assets, end of period (000)                     $             $  151,585     $  78,636
-------------------------------------------------- --- ------ --- -- ------- -- --- ------- --
-------------------------------------------------- --- ------ --- -- ------- -- --- ------- --
Net Investment Income (Loss) Net of                           %        0.21  %      (0.21)  %
Waivers/Reimbursements(c)
-------------------------------------------------- --- ------ --- -- ------- -- --- ------- --
-------------------------------------------------- --- ------ --- -- ------- -- --- ------- --
Expenses Before Waivers/Reimbursements(c)***                  %        1.45  %        1.51  %
-------------------------------------------------- --- ------ --- -- ------- -- --- ------- --
-------------------------------------------------- --- ------ --- -- ------- -- --- ------- --
Expenses Net of Waivers/Reimbursements(c)                     %        1.45  %        1.45  %
-------------------------------------------------- --- ------ --- -- ------- -- --- ------- --
-------------------------------------------------- --- ------ --- -- ------- -- --- ------- --
Portfolio Turnover Rate(b)                                    %       27.47  %        9.61  %
-------------------------------------------------- --- ------ --- -- ------- -- --- ------- --

SEE THE ACCOMPANYING NOTES TO FINANCIAL HIGHLIGHTS.


-------------------------------------------------- --- ------ --- -- ------- -- --- ------- -- --- ------ --- -- ------- --
(FOR FISCAL PERIODS ENDED DECEMBER 31)                 2006           2005           2004          2003           2002
-------------------------------------------------- --- ------ --- -- ------- -- --- ------- -- --- ------ --- -- ------- --
-------------------------------------------------- --- ------ --- -- ------- -- --- ------- -- --- ------ --- -- ------- --
AZL OPPENHEIMER INTERNATIONAL GROWTH FUND
Net Asset Value, beginning of period                $             $   13.20      $   11.57      $   8.75      $   10.25
-------------------------------------------------- --- ------ --- -- ------- -- --- ------- -- --- ------ --- -- ------- --
-------------------------------------------------- --- ------ --- -- ------- -- --- ------- -- --- ------ --- -- ------- --
INVESTMENT ACTIVITIES:
  Net Investment Income (Loss)                                         0.02           0.04          0.12           0.09
-------------------------------------------------- --- ------ --- -- ------- -- --- ------- -- --- ------ --- -- ------- --
-------------------------------------------------- --- ------ --- -- ------- -- --- ------- -- --- ------ --- -- ------- --
  Net Realized and Unrealized Gains (Losses) on                        1.83           1.63          2.81         (1.50)
    Investments, Foreign Currencies and Futures
-------------------------------------------------- --- ------ --- -- ------- -- --- ------- -- --- ------ --- -- ------- --
-------------------------------------------------- --- ------ --- -- ------- -- --- ------- -- --- ------ --- -- ------- --
  Total From Investment Activities                                     1.85           1.67          2.93         (1.41)
-------------------------------------------------- --- ------ --- -- ------- -- --- ------- -- --- ------ --- -- ------- --
-------------------------------------------------- --- ------ --- -- ------- -- --- ------- -- --- ------ --- -- ------- --
LESS DIVIDENDS TO SHAREHOLDERS FROM:
  Net Investment Income                                                   --         (0.04)         (0.10)        (0.09)
-------------------------------------------------- --- ------ --- -- ------- -- --- ------- -- --- ------ --- -- ------- --
-------------------------------------------------- --- ------ --- -- ------- -- --- ------- -- --- ------ --- -- ------- --
  Net Realized Gains                                                 (0.45)              --         (0.01)             --
-------------------------------------------------- --- ------ --- -- ------- -- --- ------- -- --- ------ --- -- ------- --
-------------------------------------------------- --- ------ --- -- ------- -- --- ------- -- --- ------ --- -- ------- --
  Total Dividends                                                    (0.45)         (0.04)         (0.11)        (0.09)
-------------------------------------------------- --- ------ --- -- ------- -- --- ------- -- --- ------ --- -- ------- --
-------------------------------------------------- --- ------ --- -- ------- -- --- ------- -- --- ------ --- -- ------- --
Net Asset Value, end of period                      $             $   14.60      $   13.20      $  11.57      $    8.75
-------------------------------------------------- --- ------ --- -- ------- -- --- ------- -- --- ------ --- -- ------- --
-------------------------------------------------- --- ------ --- -- ------- -- --- ------- -- --- ------ --- -- ------- --
Total Return(b)**                                             %       14.18  %       14.48  %      33.77  %      (13.90) %
-------------------------------------------------- --- ------ --- -- ------- -- --- ------- -- --- ------ --- -- ------- --
-------------------------------------------------- --- ------ --- -- ------- -- --- ------- -- --- ------ --- -- ------- --
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
Net Assets, end of period (000)                     $             $  97,247      $  38,049      $  14,660     $   6,395
-------------------------------------------------- --- ------ --- -- ------- -- --- ------- -- --- ------ --- -- ------- --
-------------------------------------------------- --- ------ --- -- ------- -- --- ------- -- --- ------ --- -- ------- --
Net Investment Income (Loss) Net of                           %        0.19  %        0.21  %       1.05  %        0.91  %
Waivers/Reimbursements(c)
-------------------------------------------------- --- ------ --- -- ------- -- --- ------- -- --- ------ --- -- ------- --
-------------------------------------------------- --- ------ --- -- ------- -- --- ------- -- --- ------ --- -- ------- --
Expenses Before Waivers/Reimbursements(c)***                  %        1.51  %        1.77  %       1.91  %        3.36  %
-------------------------------------------------- --- ------ --- -- ------- -- --- ------- -- --- ------ --- -- ------- --
-------------------------------------------------- --- ------ --- -- ------- -- --- ------- -- --- ------ --- -- ------- --
Expenses Net of Waivers/Reimbursements(c)                     %        1.45  %        1.40  %       1.25  %        1.25  %
-------------------------------------------------- --- ------ --- -- ------- -- --- ------- -- --- ------ --- -- ------- --
-------------------------------------------------- --- ------ --- -- ------- -- --- ------- -- --- ------ --- -- ------- --
Portfolio Turnover Rate(b)                                    %       19.24  %       95.05  %       9.22  %        5.19  %
-------------------------------------------------- --- ------ --- -- ------- -- --- ------- -- --- ------ --- -- ------- --

SEE THE ACCOMPANYING NOTES TO FINANCIAL HIGHLIGHTS.

--------------------------------------------------------------------------------
    The Allianz Variable Insurance Products Trust Prospectus May 1, 2007
                                       217



-------------------------------------------------- --- ------ --- -- ------- -- --- ------- --
(FOR FISCAL PERIODS ENDED DECEMBER 31)                 2006           2005          5/3/04- (A)
                                                                                    12/31/04
-------------------------------------------------- --- ------ --- -- ------- -- --- ------- --
-------------------------------------------------- --- ------ --- -- ------- -- --- ------- --
AZL OPPENHEIMER MAIN STREET FUND
Net Asset Value, beginning of period                $             $   10.79      $   10.00
-------------------------------------------------- --- ------ --- -- ------- -- --- ------- --
-------------------------------------------------- --- ------ --- -- ------- -- --- ------- --
INVESTMENT ACTIVITIES:
  Net Investment Income (Loss)                                         0.07           0.06
-------------------------------------------------- --- ------ --- -- ------- -- --- ------- --
-------------------------------------------------- --- ------ --- -- ------- -- --- ------- --
  Net Realized and Unrealized Gains (Losses) on                        0.51           0.80
    Investments, Foreign Currencies and Futures
-------------------------------------------------- --- ------ --- -- ------- -- --- ------- --
-------------------------------------------------- --- ------ --- -- ------- -- --- ------- --
  Total From Investment Activities                                     0.58           0.86
-------------------------------------------------- --- ------ --- -- ------- -- --- ------- --
-------------------------------------------------- --- ------ --- -- ------- -- --- ------- --
LESS DIVIDENDS TO SHAREHOLDERS FROM:
  Net Investment Income                                                   --         (0.06)
-------------------------------------------------- --- ------ --- -- ------- -- --- ------- --
-------------------------------------------------- --- ------ --- -- ------- -- --- ------- --
  Net Realized Gains                                                 (0.01)         (0.01)
-------------------------------------------------- --- ------ --- -- ------- -- --- ------- --
-------------------------------------------------- --- ------ --- -- ------- -- --- ------- --
  Total Dividends                                                    (0.01)         (0.07)
-------------------------------------------------- --- ------ --- -- ------- -- --- ------- --
-------------------------------------------------- --- ------ --- -- ------- -- --- ------- --
Net Asset Value, end of period                      $             $   11.36      $   10.79
-------------------------------------------------- --- ------ --- -- ------- -- --- ------- --
-------------------------------------------------- --- ------ --- -- ------- -- --- ------- --
Total Return(b)**                                             %        5.45  %        8.60  %
-------------------------------------------------- --- ------ --- -- ------- -- --- ------- --
-------------------------------------------------- --- ------ --- -- ------- -- --- ------- --
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
Net Assets, end of period (000)                     $             $  99,016      $  65,487
-------------------------------------------------- --- ------ --- -- ------- -- --- ------- --
-------------------------------------------------- --- ------ --- -- ------- -- --- ------- --
Net Investment Income (Loss) Net of                           %        0.70  %        1.52  %
Waivers/Reimbursements(c)
-------------------------------------------------- --- ------ --- -- ------- -- --- ------- --
-------------------------------------------------- --- ------ --- -- ------- -- --- ------- --
Expenses Before Waivers/Reimbursements(c)***                  %        1.28  %        1.29  %
-------------------------------------------------- --- ------ --- -- ------- -- --- ------- --
-------------------------------------------------- --- ------ --- -- ------- -- --- ------- --
Expenses Net of Waivers/Reimbursements(c)                     %        1.19  %(d)     1.20  %
-------------------------------------------------- --- ------ --- -- ------- -- --- ------- --
-------------------------------------------------- --- ------ --- -- ------- -- --- ------- --
Portfolio Turnover Rate(b)                                    %       80.76  %       75.56  %
-------------------------------------------------- --- ------ --- -- ------- -- --- ------- --

SEE THE ACCOMPANYING NOTES TO FINANCIAL HIGHLIGHTS.


-----------------------------------------------------------------
(FOR FISCAL PERIODS ENDED DECEMBER 31)               5/1/06 (A)
                                                     -
                                                     12/31/06
-----------------------------------------------------------------
-----------------------------------------------------------------
AZL PIMCO FUNDAMENTAL INDEXPLUS TOTAL RETURN FUND
Net Asset Value, beginning of period                $
-----------------------------------------------------------------
-----------------------------------------------------------------
INVESTMENT ACTIVITIES:
  Net Investment Income (Loss)
-----------------------------------------------------------------
-----------------------------------------------------------------
  Net Realized and Unrealized Gains (Losses) on
    Investments, Foreign Currencies and Futures
-----------------------------------------------------------------
-----------------------------------------------------------------
  Total From Investment Activities
-----------------------------------------------------------------
-----------------------------------------------------------------
LESS DIVIDENDS TO SHAREHOLDERS FROM:
  Net Investment Income
-----------------------------------------------------------------
-----------------------------------------------------------------
  Net Realized Gains
-----------------------------------------------------------------
-----------------------------------------------------------------
  Total Dividends
-----------------------------------------------------------------
-----------------------------------------------------------------
Net Asset Value, end of period                      $
-----------------------------------------------------------------
-----------------------------------------------------------------
Total Return(b)**                                           %
-----------------------------------------------------------------
-----------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
Net Assets, end of period (000)                     $
-----------------------------------------------------------------
-----------------------------------------------------------------
Net Investment Income (Loss) Net of                         %
Waivers/Reimbursements(c)
-----------------------------------------------------------------
-----------------------------------------------------------------
Expenses Before Waivers/Reimbursements(c)***                %
-----------------------------------------------------------------
-----------------------------------------------------------------
Expenses Net of Waivers/Reimbursements(c)                   %
-----------------------------------------------------------------
-----------------------------------------------------------------
Portfolio Turnover Rate(b)                                  %
-----------------------------------------------------------------

SEE THE ACCOMPANYING NOTES TO FINANCIAL HIGHLIGHTS.

--------------------------------------------------------------------------------
    The Allianz Variable Insurance Products Trust Prospectus May 1, 2007
                                       218



-------------------------------------------------- --- ------ --- -- ------- -- --- ------- -- --- ------ --- -- ------- --
(FOR FISCAL PERIODS ENDED DECEMBER 31)                 2006           2005           2004          2003           2002
-------------------------------------------------- --- ------ --- -- ------- -- --- ------- -- --- ------ --- -- ------- --
-------------------------------------------------- --- ------ --- -- ------- -- --- ------- -- --- ------ --- -- ------- --
AZL VAN KAMPEN AGGRESSIVE GROWTH FUND
Net Asset Value, beginning of period                $             $    8.62      $    7.54      $   5.48      $    8.10
-------------------------------------------------- --- ------ --- -- ------- -- --- ------- -- --- ------ --- -- ------- --
-------------------------------------------------- --- ------ --- -- ------- -- --- ------- -- --- ------ --- -- ------- --
INVESTMENT ACTIVITIES:
  Net Investment Income (Loss)                                       (0.05)         (0.04)         (0.03)        (0.02)
-------------------------------------------------- --- ------ --- -- ------- -- --- ------- -- --- ------ --- -- ------- --
-------------------------------------------------- --- ------ --- -- ------- -- --- ------- -- --- ------ --- -- ------- --
  Net Realized and Unrealized Gains (Losses) on                        0.99           1.12          2.09         (2.60)
    Investments, Foreign Currencies and Futures
-------------------------------------------------- --- ------ --- -- ------- -- --- ------- -- --- ------ --- -- ------- --
-------------------------------------------------- --- ------ --- -- ------- -- --- ------- -- --- ------ --- -- ------- --
  Total From Investment Activities                                     0.94           1.08          2.06         (2.62)
-------------------------------------------------- --- ------ --- -- ------- -- --- ------- -- --- ------ --- -- ------- --
-------------------------------------------------- --- ------ --- -- ------- -- --- ------- -- --- ------ --- -- ------- --
LESS DIVIDENDS TO SHAREHOLDERS FROM:
  Net Investment Income                                                   --              --             --              --
-------------------------------------------------- --- ------ --- -- ------- -- --- ------- -- --- ------ --- -- ------- --
-------------------------------------------------- --- ------ --- -- ------- -- --- ------- -- --- ------ --- -- ------- --
  Net Realized Gains                                                 (0.14)              --             --              --
-------------------------------------------------- --- ------ --- -- ------- -- --- ------- -- --- ------ --- -- ------- --
-------------------------------------------------- --- ------ --- -- ------- -- --- ------- -- --- ------ --- -- ------- --
  Total Dividends                                                    (0.14)              --             --              --
-------------------------------------------------- --- ------ --- -- ------- -- --- ------- -- --- ------ --- -- ------- --
-------------------------------------------------- --- ------ --- -- ------- -- --- ------- -- --- ------ --- -- ------- --
Net Asset Value, end of period                      $             $    9.42      $    8.62      $   7.54      $    5.48
-------------------------------------------------- --- ------ --- -- ------- -- --- ------- -- --- ------ --- -- ------- --
-------------------------------------------------- --- ------ --- -- ------- -- --- ------- -- --- ------ --- -- ------- --
Total Return(b)**                                             %       10.95  %       14.32  %      37.59  %      (32.35) %
-------------------------------------------------- --- ------ --- -- ------- -- --- ------- -- --- ------ --- -- ------- --
-------------------------------------------------- --- ------ --- -- ------- -- --- ------- -- --- ------ --- -- ------- --
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
Net Assets, end of period (000)                     $             $  102,925     $  90,935      $  48,691     $  12,265
-------------------------------------------------- --- ------ --- -- ------- -- --- ------- -- --- ------ --- -- ------- --
-------------------------------------------------- --- ------ --- -- ------- -- --- ------- -- --- ------ --- -- ------- --
Net Investment Income (Loss) Net of                           %      (0.54)  %      (0.66)  %      (0.80) %      (0.76)  %
Waivers/Reimbursements(c)
-------------------------------------------------- --- ------ --- -- ------- -- --- ------- -- --- ------ --- -- ------- --
-------------------------------------------------- --- ------ --- -- ------- -- --- ------- -- --- ------ --- -- ------- --
Expenses Before Waivers/Reimbursements(c)***                  %        1.33  %        1.36  %       1.51  %        3.12  %
-------------------------------------------------- --- ------ --- -- ------- -- --- ------- -- --- ------ --- -- ------- --
-------------------------------------------------- --- ------ --- -- ------- -- --- ------- -- --- ------ --- -- ------- --
Expenses Net of Waivers/Reimbursements(c)                     %        1.24  %(f)     1.29  %       1.25  %        1.25  %
-------------------------------------------------- --- ------ --- -- ------- -- --- ------- -- --- ------ --- -- ------- --
-------------------------------------------------- --- ------ --- -- ------- -- --- ------- -- --- ------ --- -- ------- --
Portfolio Turnover Rate(b)                                    %      154.15  %      153.27  %      184.79 %      260.54  %
-------------------------------------------------- --- ------ --- -- ------- -- --- ------- -- --- ------ --- -- ------- --

SEE THE ACCOMPANYING NOTES TO FINANCIAL HIGHLIGHTS.


-------------------------------------------------- --- ------ --- -- ------- -- --- ------- -- --- ------ --- -- ------- --
(FOR FISCAL PERIODS ENDED DECEMBER 31)                 2006           2005           2004          2003           2002
-------------------------------------------------- --- ------ --- -- ------- -- --- ------- -- --- ------ --- -- ------- --
-------------------------------------------------- --- ------ --- -- ------- -- --- ------- -- --- ------ --- -- ------- --
AZL VAN KAMPEN COMSTOCK FUND
Net Asset Value, beginning of period                $             $   11.23      $    9.63      $   7.44      $    9.39
-------------------------------------------------- --- ------ --- -- ------- -- --- ------- -- --- ------ --- -- ------- --
-------------------------------------------------- --- ------ --- -- ------- -- --- ------- -- --- ------ --- -- ------- --
INVESTMENT ACTIVITIES:
  Net Investment Income (Loss)                                         0.11           0.10          0.08           0.03
-------------------------------------------------- --- ------ --- -- ------- -- --- ------- -- --- ------ --- -- ------- --
-------------------------------------------------- --- ------ --- -- ------- -- --- ------- -- --- ------ --- -- ------- --
  Net Realized and Unrealized Gains (Losses) on                        0.31           1.54          2.19         (1.92)
    Investments, Foreign Currencies and Futures
-------------------------------------------------- --- ------ --- -- ------- -- --- ------- -- --- ------ --- -- ------- --
-------------------------------------------------- --- ------ --- -- ------- -- --- ------- -- --- ------ --- -- ------- --
  Total From Investment Activities                                     0.42           1.64          2.27         (1.89)
-------------------------------------------------- --- ------ --- -- ------- -- --- ------- -- --- ------ --- -- ------- --
-------------------------------------------------- --- ------ --- -- ------- -- --- ------- -- --- ------ --- -- ------- --
LESS DIVIDENDS TO SHAREHOLDERS FROM:
  Net Investment Income                                              (0.04)         (0.04)         (0.08)        (0.03)
-------------------------------------------------- --- ------ --- -- ------- -- --- ------- -- --- ------ --- -- ------- --
-------------------------------------------------- --- ------ --- -- ------- -- --- ------- -- --- ------ --- -- ------- --
  Net Realized Gains                                                 (0.46)              --             --       (0.03)
-------------------------------------------------- --- ------ --- -- ------- -- --- ------- -- --- ------ --- -- ------- --
-------------------------------------------------- --- ------ --- -- ------- -- --- ------- -- --- ------ --- -- ------- --
  Total Dividends                                                    (0.50)         (0.04)         (0.08)        (0.06)
-------------------------------------------------- --- ------ --- -- ------- -- --- ------- -- --- ------ --- -- ------- --
-------------------------------------------------- --- ------ --- -- ------- -- --- ------- -- --- ------ --- -- ------- --
Net Asset Value, end of period                      $             $   11.15      $   11.23      $   9.63      $    7.44
-------------------------------------------------- --- ------ --- -- ------- -- --- ------- -- --- ------ --- -- ------- --
-------------------------------------------------- --- ------ --- -- ------- -- --- ------- -- --- ------ --- -- ------- --
Total Return(b)**                                             %        3.92  %       17.12  %      30.53  %      (19.87) %
-------------------------------------------------- --- ------ --- -- ------- -- --- ------- -- --- ------ --- -- ------- --
-------------------------------------------------- --- ------ --- -- ------- -- --- ------- -- --- ------ --- -- ------- --
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
Net Assets, end of period (000)                     $             $  559,933     $  380,374     $  201,265    $  72,833
-------------------------------------------------- --- ------ --- -- ------- -- --- ------- -- --- ------ --- -- ------- --
-------------------------------------------------- --- ------ --- -- ------- -- --- ------- -- --- ------ --- -- ------- --
Net Investment Income (Loss) Net of                           %        1.44  %        1.13  %       1.08  %        1.14  %
Waivers/Reimbursements(c)
-------------------------------------------------- --- ------ --- -- ------- -- --- ------- -- --- ------ --- -- ------- --
-------------------------------------------------- --- ------ --- -- ------- -- --- ------- -- --- ------ --- -- ------- --
Expenses Before Waivers/Reimbursements(c)***                  %        1.19  %        1.20  %       1.28  %        1.48  %
-------------------------------------------------- --- ------ --- -- ------- -- --- ------- -- --- ------ --- -- ------- --
-------------------------------------------------- --- ------ --- -- ------- -- --- ------- -- --- ------ --- -- ------- --
Expenses Net of Waivers/Reimbursements(c)                     %        1.18  %(e)     1.20  %^      1.20  %        1.20  %
-------------------------------------------------- --- ------ --- -- ------- -- --- ------- -- --- ------ --- -- ------- --
-------------------------------------------------- --- ------ --- -- ------- -- --- ------- -- --- ------ --- -- ------- --
Portfolio Turnover Rate(b)                                    %       30.83  %       31.77  %      36.85  %       49.06  %
-------------------------------------------------- --- ------ --- -- ------- -- --- ------- -- --- ------ --- -- ------- --

SEE THE ACCOMPANYING NOTES TO FINANCIAL HIGHLIGHTS.

--------------------------------------------------------------------------------
    The Allianz Variable Insurance Products Trust Prospectus May 1, 2007
                                       219



-------------------------------------------------- --- ------ --- -- ------- -- --- ------- --
(FOR FISCAL PERIODS ENDED DECEMBER 31)                 2006           2005          5/3/04  (A)
                                                                                    -
                                                                                    12/31/04
-------------------------------------------------- --- ------ --- -- ------- -- --- ------- --
-------------------------------------------------- --- ------ --- -- ------- -- --- ------- --
AZL VAN KAMPEN EQUITY AND INCOME FUND
Net Asset Value, beginning of period                $             $   10.86      $   10.00
-------------------------------------------------- --- ------ --- -- ------- -- --- ------- --
-------------------------------------------------- --- ------ --- -- ------- -- --- ------- --
INVESTMENT ACTIVITIES:
  Net Investment Income (Loss)                                         0.14           0.05
-------------------------------------------------- --- ------ --- -- ------- -- --- ------- --
-------------------------------------------------- --- ------ --- -- ------- -- --- ------- --
  Net Realized and Unrealized Gains (Losses) on                        0.59           0.86
    Investments, Foreign Currencies and Futures
-------------------------------------------------- --- ------ --- -- ------- -- --- ------- --
-------------------------------------------------- --- ------ --- -- ------- -- --- ------- --
  Total From Investment Activities                                     0.73           0.91
-------------------------------------------------- --- ------ --- -- ------- -- --- ------- --
-------------------------------------------------- --- ------ --- -- ------- -- --- ------- --
LESS DIVIDENDS TO SHAREHOLDERS FROM:
  Net Investment Income                                                   --         (0.05)
-------------------------------------------------- --- ------ --- -- ------- -- --- ------- --
-------------------------------------------------- --- ------ --- -- ------- -- --- ------- --
  Net Realized Gains                                                 (0.01)              --
-------------------------------------------------- --- ------ --- -- ------- -- --- ------- --
-------------------------------------------------- --- ------ --- -- ------- -- --- ------- --
  Total Dividends                                                    (0.01)         (0.05)
-------------------------------------------------- --- ------ --- -- ------- -- --- ------- --
-------------------------------------------------- --- ------ --- -- ------- -- --- ------- --
Net Asset Value, end of period                      $             $   11.58      $   10.86
-------------------------------------------------- --- ------ --- -- ------- -- --- ------- --
-------------------------------------------------- --- ------ --- -- ------- -- --- ------- --
Total Return(b)**                                             %        6.75  %        9.12  %
-------------------------------------------------- --- ------ --- -- ------- -- --- ------- --
-------------------------------------------------- --- ------ --- -- ------- -- --- ------- --
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
Net Assets, end of period (000)                     $             $  162,671     $  81,218
-------------------------------------------------- --- ------ --- -- ------- -- --- ------- --
-------------------------------------------------- --- ------ --- -- ------- -- --- ------- --
Net Investment Income (Loss) Net of                           %        1.55  %        1.40  %
Waivers/Reimbursements(c)
-------------------------------------------------- --- ------ --- -- ------- -- --- ------- --
-------------------------------------------------- --- ------ --- -- ------- -- --- ------- --
Expenses Before Waivers/Reimbursements(c)***                  %        1.18  %        1.22  %
-------------------------------------------------- --- ------ --- -- ------- -- --- ------- --
-------------------------------------------------- --- ------ --- -- ------- -- --- ------- --
Expenses Net of Waivers/Reimbursements(c)                     %        1.18  %        1.20  %
-------------------------------------------------- --- ------ --- -- ------- -- --- ------- --
-------------------------------------------------- --- ------ --- -- ------- -- --- ------- --
Portfolio Turnover Rate(b)                                    %       46.94  %       44.65  %
-------------------------------------------------- --- ------ --- -- ------- -- --- ------- --

SEE THE ACCOMPANYING NOTES TO FINANCIAL HIGHLIGHTS.


-------------------------------------------------- --- ------ --- -- ------- -- --- ------- -- --- ------ ---
(FOR FISCAL PERIODS ENDED DECEMBER 31)                 2006           2005           2004          5/1/03 (A)
                                                                                                   -
                                                                                                   12/31/03
-------------------------------------------------- --- ------ --- -- ------- -- --- ------- -- --- ------ ---
-------------------------------------------------- --- ------ --- -- ------- -- --- ------- -- --- ------ ---
AZL VAN KAMPEN GLOBAL FRANCHISE FUND
Net Asset Value, beginning of period                $             $   13.88      $   12.37      $  10.00
-------------------------------------------------- --- ------ --- -- ------- -- --- ------- -- --- ------ ---
-------------------------------------------------- --- ------ --- -- ------- -- --- ------- -- --- ------ ---
INVESTMENT ACTIVITIES:
  Net Investment Income (Loss)                                         0.08           0.08          0.02
-------------------------------------------------- --- ------ --- -- ------- -- --- ------- -- --- ------ ---
-------------------------------------------------- --- ------ --- -- ------- -- --- ------- -- --- ------ ---
  Net Realized and Unrealized Gains (Losses) on                        1.54           1.43          2.36
    Investments, Foreign Currencies and Futures
-------------------------------------------------- --- ------ --- -- ------- -- --- ------- -- --- ------ ---
-------------------------------------------------- --- ------ --- -- ------- -- --- ------- -- --- ------ ---
  Total From Investment Activities                                     1.62           1.51          2.38
-------------------------------------------------- --- ------ --- -- ------- -- --- ------- -- --- ------ ---
-------------------------------------------------- --- ------ --- -- ------- -- --- ------- -- --- ------ ---
LESS DIVIDENDS TO SHAREHOLDERS FROM:
  Net Investment Income                                                   --              --       (0.01)
-------------------------------------------------- --- ------ --- -- ------- -- --- ------- -- --- ------ ---
-------------------------------------------------- --- ------ --- -- ------- -- --- ------- -- --- ------ ---
  Net Realized Gains                                                 (0.04)              --             --  *
-------------------------------------------------- --- ------ --- -- ------- -- --- ------- -- --- ------ ---
-------------------------------------------------- --- ------ --- -- ------- -- --- ------- -- --- ------ ---
  Total Dividends                                                    (0.04)              --        (0.01)
-------------------------------------------------- --- ------ --- -- ------- -- --- ------- -- --- ------ ---
-------------------------------------------------- --- ------ --- -- ------- -- --- ------- -- --- ------ ---
Net Asset Value, end of period                      $             $   15.46      $   13.88      $  12.37
-------------------------------------------------- --- ------ --- -- ------- -- --- ------- -- --- ------ ---
-------------------------------------------------- --- ------ --- -- ------- -- --- ------- -- --- ------ ---
Total Return(b)**                                             %      11.64%  %      12.21%  %      23.90% %
-------------------------------------------------- --- ------ --- -- ------- -- --- ------- -- --- ------ ---
-------------------------------------------------- --- ------ --- -- ------- -- --- ------- -- --- ------ ---
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
Net Assets, end of period (000)                     $             $  255,583     $  122,818     $  23,982
-------------------------------------------------- --- ------ --- -- ------- -- --- ------- -- --- ------ ---
-------------------------------------------------- --- ------ --- -- ------- -- --- ------- -- --- ------ ---
Net Investment Income (Loss) Net of                           %        1.19  %        0.80  %       0.57  %
Waivers/Reimbursements(c)
-------------------------------------------------- --- ------ --- -- ------- -- --- ------- -- --- ------ ---
-------------------------------------------------- --- ------ --- -- ------- -- --- ------- -- --- ------ ---
Expenses Before Waivers/Reimbursements(c)***                  %        1.42  %        1.48  %       1.70  %
-------------------------------------------------- --- ------ --- -- ------- -- --- ------- -- --- ------ ---
-------------------------------------------------- --- ------ --- -- ------- -- --- ------- -- --- ------ ---
Expenses Net of Waivers/Reimbursements(c)                     %        1.42  %(i)     1.44  %       1.35  %
-------------------------------------------------- --- ------ --- -- ------- -- --- ------- -- --- ------ ---
-------------------------------------------------- --- ------ --- -- ------- -- --- ------- -- --- ------ ---
Portfolio Turnover Rate(b)                                    %       16.33  %        9.40  %       3.31  %
-------------------------------------------------- --- ------ --- -- ------- -- --- ------- -- --- ------ ---

SEE THE ACCOMPANYING NOTES TO FINANCIAL HIGHLIGHTS.

--------------------------------------------------------------------------------
    The Allianz Variable Insurance Products Trust Prospectus May 1, 2007
                                       220



-----------------------------------------------------------------
(FOR FISCAL PERIODS ENDED DECEMBER 31)               5/1/06- (A)
                                                     12/31/06
-----------------------------------------------------------------
-----------------------------------------------------------------
AZL VAN KAMPEN GLOBAL REAL ESTATE FUND
Net Asset Value, beginning of period                $
-----------------------------------------------------------------
-----------------------------------------------------------------
INVESTMENT ACTIVITIES:
  Net Investment Income (Loss)
-----------------------------------------------------------------
-----------------------------------------------------------------
  Net Realized and Unrealized Gains (Losses) on
    Investments, Foreign Currencies and Futures
-----------------------------------------------------------------
-----------------------------------------------------------------
  Total From Investment Activities
-----------------------------------------------------------------
-----------------------------------------------------------------
LESS DIVIDENDS TO SHAREHOLDERS FROM:
  Net Investment Income
-----------------------------------------------------------------
-----------------------------------------------------------------
  Net Realized Gains
-----------------------------------------------------------------
-----------------------------------------------------------------
  Total Dividends
-----------------------------------------------------------------
-----------------------------------------------------------------
Net Asset Value, end of period                      $
-----------------------------------------------------------------
-----------------------------------------------------------------
Total Return(b)**                                           %
-----------------------------------------------------------------
-----------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
Net Assets, end of period (000)                     $
-----------------------------------------------------------------
-----------------------------------------------------------------
Net Investment Income (Loss) Net of                         %
Waivers/Reimbursements(c)
-----------------------------------------------------------------
-----------------------------------------------------------------
Expenses Before Waivers/Reimbursements(c)***                %
-----------------------------------------------------------------
-----------------------------------------------------------------
Expenses Net of Waivers/Reimbursements(c)                   %
-----------------------------------------------------------------
-----------------------------------------------------------------
Portfolio Turnover Rate(b)                                  %
-----------------------------------------------------------------

SEE THE ACCOMPANYING NOTES TO FINANCIAL HIGHLIGHTS.


-------------------------------------------------- --- ------ --- -- ------- -- --- ------- -- --- ------ --- -- ------- --
(FOR FISCAL PERIODS ENDED DECEMBER 31)                 2006           2005           2004          2003           2002
-------------------------------------------------- --- ------ --- -- ------- -- --- ------- -- --- ------ --- -- ------- --
-------------------------------------------------- --- ------ --- -- ------- -- --- ------- -- --- ------ --- -- ------- --
AZL VAN KAMPEN GROWTH AND INCOME FUND
Net Asset Value, beginning of period                $             $   11.76      $   10.37      $   8.21      $    9.70
-------------------------------------------------- --- ------ --- -- ------- -- --- ------- -- --- ------ --- -- ------- --
-------------------------------------------------- --- ------ --- -- ------- -- --- ------- -- --- ------ --- -- ------- --
INVESTMENT ACTIVITIES:
  Net Investment Income (Loss)                                         0.10           0.09          0.08           0.07
-------------------------------------------------- --- ------ --- -- ------- -- --- ------- -- --- ------ --- -- ------- --
-------------------------------------------------- --- ------ --- -- ------- -- --- ------- -- --- ------ --- -- ------- --
  Net Realized and Unrealized Gains (Losses) on                        0.98           1.34          2.16         (1.49)
    Investments, Foreign Currencies and Futures
-------------------------------------------------- --- ------ --- -- ------- -- --- ------- -- --- ------ --- -- ------- --
-------------------------------------------------- --- ------ --- -- ------- -- --- ------- -- --- ------ --- -- ------- --
  Total From Investment Activities                                     1.08           1.43          2.24         (1.42)
-------------------------------------------------- --- ------ --- -- ------- -- --- ------- -- --- ------ --- -- ------- --
-------------------------------------------------- --- ------ --- -- ------- -- --- ------- -- --- ------ --- -- ------- --
LESS DIVIDENDS TO SHAREHOLDERS FROM:
  Net Investment Income                                              (0.04)         (0.04)         (0.08)        (0.07)
-------------------------------------------------- --- ------ --- -- ------- -- --- ------- -- --- ------ --- -- ------- --
-------------------------------------------------- --- ------ --- -- ------- -- --- ------- -- --- ------ --- -- ------- --
  Net Realized Gains                                                 (0.44)              --             --              --
-------------------------------------------------- --- ------ --- -- ------- -- --- ------- -- --- ------ --- -- ------- --
-------------------------------------------------- --- ------ --- -- ------- -- --- ------- -- --- ------ --- -- ------- --
  Total Dividends                                                    (0.48)         (0.04)         (0.08)        (0.07)
-------------------------------------------------- --- ------ --- -- ------- -- --- ------- -- --- ------ --- -- ------- --
-------------------------------------------------- --- ------ --- -- ------- -- --- ------- -- --- ------ --- -- ------- --
Net Asset Value, end of period                      $             $   12.36      $   11.76      $  10.37      $    8.21
-------------------------------------------------- --- ------ --- -- ------- -- --- ------- -- --- ------ --- -- ------- --
-------------------------------------------------- --- ------ --- -- ------- -- --- ------- -- --- ------ --- -- ------- --
Total Return(b)**                                             %        9.24  %       13.82  %      27.46  %      (14.71) %
-------------------------------------------------- --- ------ --- -- ------- -- --- ------- -- --- ------ --- -- ------- --
-------------------------------------------------- --- ------ --- -- ------- -- --- ------- -- --- ------ --- -- ------- --
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
Net Assets, end of period (000)                     $             $  315,538     $  229,249     $  146,172    $  47,721
-------------------------------------------------- --- ------ --- -- ------- -- --- ------- -- --- ------ --- -- ------- --
-------------------------------------------------- --- ------ --- -- ------- -- --- ------- -- --- ------ --- -- ------- --
Net Investment Income (Loss) Net of                           %        1.02  %        0.87  %       1.07  %        0.94  %
Waivers/Reimbursements(c)
-------------------------------------------------- --- ------ --- -- ------- -- --- ------- -- --- ------ --- -- ------- --
-------------------------------------------------- --- ------ --- -- ------- -- --- ------- -- --- ------ --- -- ------- --
Expenses Before Waivers/Reimbursements(c)***                  %        1.20  %        1.21  %       1.29  %        1.58  %
-------------------------------------------------- --- ------ --- -- ------- -- --- ------- -- --- ------ --- -- ------- --
-------------------------------------------------- --- ------ --- -- ------- -- --- ------- -- --- ------ --- -- ------- --
Expenses Net of Waivers/Reimbursements(c)                     %        1.18  %(d)     1.17  %       1.10  %        1.10  %
-------------------------------------------------- --- ------ --- -- ------- -- --- ------- -- --- ------ --- -- ------- --
-------------------------------------------------- --- ------ --- -- ------- -- --- ------- -- --- ------ --- -- ------- --
Portfolio Turnover Rate(b)                                    %       40.15  %       53.80  %      57.44  %       60.56  %
-------------------------------------------------- --- ------ --- -- ------- -- --- ------- -- --- ------ --- -- ------- --

SEE THE ACCOMPANYING NOTES TO FINANCIAL HIGHLIGHTS.

--------------------------------------------------------------------------------
    The Allianz Variable Insurance Products Trust Prospectus May 1, 2007
                                       221



-------------------------------------------------- --- ------ --- -- ------- -- --- ------- -- --- ------ --- -- ------- --
(FOR FISCAL PERIODS ENDED DECEMBER 31)                 2006           2005           2004          2003           2002
-------------------------------------------------- --- ------ --- -- ------- -- --- ------- -- --- ------ --- -- ------- --
-------------------------------------------------- --- ------ --- -- ------- -- --- ------- -- --- ------ --- -- ------- --
AZL VAN KAMPEN MID CAP GROWTH FUND
Net Asset Value, beginning of period                $             $   10.95      $    9.35      $   7.28      $    9.61
-------------------------------------------------- --- ------ --- -- ------- -- --- ------- -- --- ------ --- -- ------- --
-------------------------------------------------- --- ------ --- -- ------- -- --- ------- -- --- ------ --- -- ------- --
INVESTMENT ACTIVITIES:
  Net Investment Income (Loss)                                       (0.05)         (0.06)         (0.05)        (0.02)
-------------------------------------------------- --- ------ --- -- ------- -- --- ------- -- --- ------ --- -- ------- --
-------------------------------------------------- --- ------ --- -- ------- -- --- ------- -- --- ------ --- -- ------- --
  Net Realized and Unrealized Gains (Losses) on                        1.97           1.99          2.12         (2.31)
    Investments, Foreign Currencies and Futures
-------------------------------------------------- --- ------ --- -- ------- -- --- ------- -- --- ------ --- -- ------- --
-------------------------------------------------- --- ------ --- -- ------- -- --- ------- -- --- ------ --- -- ------- --
  Total From Investment Activities                                     1.92           1.93          2.07         (2.33)
-------------------------------------------------- --- ------ --- -- ------- -- --- ------- -- --- ------ --- -- ------- --
-------------------------------------------------- --- ------ --- -- ------- -- --- ------- -- --- ------ --- -- ------- --
LESS DIVIDENDS TO SHAREHOLDERS FROM:
  Net Investment Income                                                   --              --             --              --
-------------------------------------------------- --- ------ --- -- ------- -- --- ------- -- --- ------ --- -- ------- --
-------------------------------------------------- --- ------ --- -- ------- -- --- ------- -- --- ------ --- -- ------- --
  Net Realized Gains                                                 (0.12)         (0.33)             --              --
-------------------------------------------------- --- ------ --- -- ------- -- --- ------- -- --- ------ --- -- ------- --
-------------------------------------------------- --- ------ --- -- ------- -- --- ------- -- --- ------ --- -- ------- --
  Total Dividends                                                    (0.12)         (0.33)             --              --
-------------------------------------------------- --- ------ --- -- ------- -- --- ------- -- --- ------ --- -- ------- --
-------------------------------------------------- --- ------ --- -- ------- -- --- ------- -- --- ------ --- -- ------- --
Net Asset Value, end of period                      $             $   12.75      $   10.95      $   9.35      $    7.28
-------------------------------------------------- --- ------ --- -- ------- -- --- ------- -- --- ------ --- -- ------- --
-------------------------------------------------- --- ------ --- -- ------- -- --- ------- -- --- ------ --- -- ------- --
Total Return(b)**                                             %       17.54  %       21.23  %      28.43  %      (24.25) %
-------------------------------------------------- --- ------ --- -- ------- -- --- ------- -- --- ------ --- -- ------- --
-------------------------------------------------- --- ------ --- -- ------- -- --- ------- -- --- ------ --- -- ------- --
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
Net Assets, end of period (000)                     $             $  228,828     $  90,010      $  52,424     $  19,053
-------------------------------------------------- --- ------ --- -- ------- -- --- ------- -- --- ------ --- -- ------- --
-------------------------------------------------- --- ------ --- -- ------- -- --- ------- -- --- ------ --- -- ------- --
Net Investment Income (Loss) Net of                           %      (0.63)  %      (0.77)  %      (0.73) %      (0.50)  %
Waivers/Reimbursements(c)
-------------------------------------------------- --- ------ --- -- ------- -- --- ------- -- --- ------ --- -- ------- --
-------------------------------------------------- --- ------ --- -- ------- -- --- ------- -- --- ------ --- -- ------- --
Expenses Before Waivers/Reimbursements(c)***                  %        1.30  %        1.32  %       1.48  %        2.31  %
-------------------------------------------------- --- ------ --- -- ------- -- --- ------- -- --- ------ --- -- ------- --
-------------------------------------------------- --- ------ --- -- ------- -- --- ------- -- --- ------ --- -- ------- --
Expenses Net of Waivers/Reimbursements(c)                     %        1.24  %(f)     1.27  %       1.20  %        1.20  %
-------------------------------------------------- --- ------ --- -- ------- -- --- ------- -- --- ------ --- -- ------- --
-------------------------------------------------- --- ------ --- -- ------- -- --- ------- -- --- ------ --- -- ------- --
Portfolio Turnover Rate(b)                                    %       83.78  %      123.60  %      229.34 %      179.22  %
-------------------------------------------------- --- ------ --- -- ------- -- --- ------- -- --- ------ --- -- ------- --

SEE THE ACCOMPANYING NOTES TO FINANCIAL HIGHLIGHTS.


-------------------------------------------------- --- ------ --- -- ------- -- --- ------- -- --- ------ --- -- ------- --
(FOR FISCAL PERIODS ENDED DECEMBER 31)                 2006           2005           2004          2003           2002
-------------------------------------------------- --- ------ --- -- ------- -- --- ------- -- --- ------ --- -- ------- --
-------------------------------------------------- --- ------ --- -- ------- -- --- ------- -- --- ------ --- -- ------- --
AZL VAN KAMPEN STRATEGIC GROWTH FUND
Net Asset Value, beginning of period                $             $    8.44      $    7.90      $   6.24      $    9.22
-------------------------------------------------- --- ------ --- -- ------- -- --- ------- -- --- ------ --- -- ------- --
-------------------------------------------------- --- ------ --- -- ------- -- --- ------- -- --- ------ --- -- ------- --
INVESTMENT ACTIVITIES:
  Net Investment Income (Loss)                                       (0.02)         (0.01)         (0.03)        (0.01)
-------------------------------------------------- --- ------ --- -- ------- -- --- ------- -- --- ------ --- -- ------- --
-------------------------------------------------- --- ------ --- -- ------- -- --- ------- -- --- ------ --- -- ------- --
  Net Realized and Unrealized Gains (Losses) on                        0.63           0.55          1.69         (2.97)
    Investments, Foreign Currencies and Futures
-------------------------------------------------- --- ------ --- -- ------- -- --- ------- -- --- ------ --- -- ------- --
-------------------------------------------------- --- ------ --- -- ------- -- --- ------- -- --- ------ --- -- ------- --
  Total From Investment Activities                                     0.61           0.54          1.66         (2.98)
-------------------------------------------------- --- ------ --- -- ------- -- --- ------- -- --- ------ --- -- ------- --
-------------------------------------------------- --- ------ --- -- ------- -- --- ------- -- --- ------ --- -- ------- --
LESS DIVIDENDS TO SHAREHOLDERS FROM:
  Net Investment Income                                                   --              --             --              --
-------------------------------------------------- --- ------ --- -- ------- -- --- ------- -- --- ------ --- -- ------- --
-------------------------------------------------- --- ------ --- -- ------- -- --- ------- -- --- ------ --- -- ------- --
  Net Realized Gains                                                      --              --             --              --
-------------------------------------------------- --- ------ --- -- ------- -- --- ------- -- --- ------ --- -- ------- --
-------------------------------------------------- --- ------ --- -- ------- -- --- ------- -- --- ------ --- -- ------- --
  Total Dividends                                                         --              --             --              --
-------------------------------------------------- --- ------ --- -- ------- -- --- ------- -- --- ------ --- -- ------- --
-------------------------------------------------- --- ------ --- -- ------- -- --- ------- -- --- ------ --- -- ------- --
Net Asset Value, end of period                      $             $    9.05      $    8.44      $   7.90      $    6.24
-------------------------------------------------- --- ------ --- -- ------- -- --- ------- -- --- ------ --- -- ------- --
-------------------------------------------------- --- ------ --- -- ------- -- --- ------- -- --- ------ --- -- ------- --
Total Return(b)**                                             %        7.23  %        6.84  %      26.60  %      (32.32) %
-------------------------------------------------- --- ------ --- -- ------- -- --- ------- -- --- ------ --- -- ------- --
-------------------------------------------------- --- ------ --- -- ------- -- --- ------- -- --- ------ --- -- ------- --
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
Net Assets, end of period (000)                     $             $  175,345     $  160,835     $  109,338    $  36,137
-------------------------------------------------- --- ------ --- -- ------- -- --- ------- -- --- ------ --- -- ------- --
-------------------------------------------------- --- ------ --- -- ------- -- --- ------- -- --- ------ --- -- ------- --
Net Investment Income (Loss) Net of                           %      (0.18)  %      (0.08)  %      (0.58) %      (0.40)  %
Waivers/Reimbursements(c)
-------------------------------------------------- --- ------ --- -- ------- -- --- ------- -- --- ------ --- -- ------- --
-------------------------------------------------- --- ------ --- -- ------- -- --- ------- -- --- ------ --- -- ------- --
Expenses Before Waivers/Reimbursements(c)***                  %        1.27  %        1.30  %       1.38  %        2.07  %
-------------------------------------------------- --- ------ --- -- ------- -- --- ------- -- --- ------ --- -- ------- --
-------------------------------------------------- --- ------ --- -- ------- -- --- ------- -- --- ------ --- -- ------- --
Expenses Net of Waivers/Reimbursements(c)                     %        1.14  %(d)     1.17  %       1.10  %        1.10  %
-------------------------------------------------- --- ------ --- -- ------- -- --- ------- -- --- ------ --- -- ------- --
-------------------------------------------------- --- ------ --- -- ------- -- --- ------- -- --- ------ --- -- ------- --
Portfolio Turnover Rate(b)                                    %      105.74  %      170.59  %      160.26 %      188.69  %
-------------------------------------------------- --- ------ --- -- ------- -- --- ------- -- --- ------ --- -- ------- --

SEE THE ACCOMPANYING NOTES TO FINANCIAL HIGHLIGHTS.

--------------------------------------------------------------------------------
    The Allianz Variable Insurance Products Trust Prospectus May 1, 2007

NOTES TO FINANCIAL HIGHLIGHTS
*   Amount less than $.005.
** The returns include reinvested dividends and fund level expenses, but exclude insurance contract charges. If these charges were included, the returns would have been lower.
*** During the period, certain fees were contractually reduced. If such fee reductions had not occurred, the ratios would have been as indicated.
**** Also includes net realized gain of 0.01 from payment by affiliate for the disposal of investments in violation of restrictions.
^ Includes recoupment of prior expenses reimbursed by the Manager. # Average shares method used in calculation (a) Period from commencement of operations.
(b) Not annualized for periods less than one year.
(c) Annualized for periods less than one year. Does not include Acquired Fund Fees and Expenses that are reported in the Risk/Return Summary for the Funds.
(d)     The net expense ratio prior to expenses paid indirectly was 1.20%
(e)     The net expense ratio prior to expenses paid indirectly was 1.19%
(f)     The net expense ratio prior to expenses paid indirectly was 1.30%
(g)     The net expense ratio prior to expenses paid indirectly was 1.45%
(h)     The net expense ratio prior to expenses paid indirectly was 1.35%
(i)     The net expense ratio prior to expenses paid indirectly was 1.42%


--------------------------------------------------------------------------------
    The Allianz Variable Insurance Products Trust Prospectus May 1, 2007

THIS PROSPECTUS IS INTENDED FOR USE ONLY WHEN ACCOMPANIED OR PRECEDED BY A VARIABLE PRODUCT PROSPECTUS.


--------------------------------------------------------------------------------
FOR MORE INFORMATION ABOUT THE FUNDS, THE FOLLOWING DOCUMENTS ARE AVAILABLE FREE UPON REQUEST: ANNUAL/SEMI-ANNUAL REPORTS (SHAREHOLDER REPORTS): Each Fund's annual and semi-annual reports to shareholders contain additional information about the Funds' investments. In the annual report, you will find a discussion of the market conditions and investment strategies that significantly affected each Fund's performance, except the AZL Money Market Fund, during its last fiscal year.

PROXY VOTING RECORDS
Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12 month period ended June 30 is available without charge.

STATEMENT OF ADDITIONAL INFORMATION (SAI):
The SAI provides more detailed information about the Funds, including their respective operations and investment policies. It is incorporated by reference and is legally considered a part of this Prospectus.


YOUR REQUEST FOR FREE DOCUMENTS MAY BE MADE IN THE FOLLOWING WAYS:
-------------------------------- ----------------------------- ----------------------------- -------------------------------
SHAREHOLDER REPORTS              Contact a broker or           Contact the Funds at:         Access the Allianz Life
AND THE SAI                      investment adviser that       3435 STELZER ROAD,            website at:
                                 sells products that offer     COLUMBUS, OHIO 43219          HTTPS://WWW.ALLIANZLIFE.COM
                                 the Funds.                    (TOLL-FREE) 1-877-833-7113
-------------------------------- ----------------------------- ----------------------------- -------------------------------
PROXY VOTING RECORDS             Access the Allianz Life website at: HTTPS://WWW.ALLIANZLIFE.COM
-------------------------------- -------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
INFORMATION FROM THE SECURITIES AND EXCHANGE COMMISSION:
You can review information about the Funds (including the SAI), and obtain copies, after paying a duplicating fee, from the SEC as follows:

IN PERSON:
Public Reference Room in Washington, D.C. (For their hours of operation, call 1-202-551-8090.)

BY MAIL:
Securities and Exchange Commission
Public Reference Section
100 F Street NE
Washington, D.C. 20549-0102

ON THE EDGAR DATABASE VIA THE INTERNET:
www.sec.gov

BY ELECTRONIC REQUEST:
publicinfo@sec.gov.

The SEC charges a fee to copy any documents.







Investment Company Act file no. 811-9491






                                  PART B - SAI
                             _______________________





                       STATEMENT OF ADDITIONAL INFORMATION


                            AZL AIM BASIC VALUE FUND
                        AZL AIM INTERNATIONAL EQUITY FUND
                          AZL COLUMBIA TECHNOLOGY FUND
              (FORMERLY AZL OPPENHEIMER EMERGING TECHNOLOGIES FUND)
                            AZL DAVIS NY VENTURE FUND
                     AZL DREYFUS FOUNDERS EQUITY GROWTH FUND
                    AZL DREYFUS PREMIER SMALL CAP VALUE FUND
                     AZL FIRST TRUST TARGET DOUBLE PLAY FUND
                        AZL FRANKLIN SMALL CAP VALUE FUND
                          AZL JENNISON 20/20 FOCUS FUND
                            AZL JENNISON GROWTH FUND
                          AZL LMP LARGE CAP GROWTH FUND
              (FORMERLY AZL SALOMON BROTHERS LARGE CAP GROWTH FUND)
                          AZL LMP SMALL CAP GROWTH FUND
              (FORMERLY AZL SALOMON BROTHERS SMALL CAP GROWTH FUND)
                           AZL LEGG MASON GROWTH FUND
                            AZL LEGG MASON VALUE FUND
                              AZL MONEY MARKET FUND
                           AZL NACM INTERNATIONAL FUND
                        AZL NEUBERGER BERMAN REGENCY FUND
                            AZL OCC OPPORTUNITY FUND
                 (FORMERLY AZL OPPENHEIMER EMERGING GROWTH FUND)
                            AZL OCC RENAISSANCE FUND
                               AZL OCC VALUE FUND
                     AZL OPPENHEIMER DEVELOPING MARKETS FUND
                           AZL OPPENHEIMER GLOBAL FUND
                    AZL OPPENHEIMER INTERNATIONAL GROWTH FUND
                        AZL OPPENHEIMER MAIN STREET FUND
                AZL PIMCO FUNDAMENTAL INDEXPLUS TOTAL RETURN FUND
                    AZL SCHRODER INTERNATIONAL SMALL CAP FUND
                             AZL S&P 500 INDEX FUND
                         AZL SMALL CAP STOCK INDEX FUND
                          AZL TARGETPLUS BALANCED FUND
                           AZL TARGETPLUS EQUITY FUND
                           AZL TARGETPLUS GROWTH FUND
                          AZL TARGETPLUS MODERATE FUND
                      AZL VAN KAMPEN AGGRESSIVE GROWTH FUND
                          AZL VAN KAMPEN COMSTOCK FUND
                      AZL VAN KAMPEN EQUITY AND INCOME FUND
                      AZL VAN KAMPEN GLOBAL FRANCHISE FUND
                     AZL VAN KAMPEN GLOBAL REAL ESTATE FUND
                      AZL VAN KAMPEN GROWTH AND INCOME FUND
                       AZL VAN KAMPEN MID CAP GROWTH FUND
                      AZL VAN KAMPEN STRATEGIC GROWTH FUND
                 (FORMERLY AZL VAN KAMPEN EMERGING GROWTH FUND)



                                EACH A "FUND" OF
             ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST (THE "TRUST")
                                   MAY 1, 2007
This Statement of Additional Information is not a prospectus, but should be read in conjunction with the Prospectus for the Trust dated May 1, 2007, which may be supplemented from time to time. This Statement of Additional Information is incorporated by reference in its entirety into the Prospectus. Copies of the Prospectus and Shareholder Reports may be obtained without charge, upon request, by writing the Trust at 3435 Stelzer Road, Columbus, Ohio 43219, or by calling toll free 1-877-833-7113.

                     TABLE OF CONTENTS


FUND HISTORY OF THE TRUST.................................1
INVESTMENT STRATEGIES AND POLICIES........................2
   THE FUNDS..............................................2
ADDITIONAL INFORMATION ON PORTFOLIO INSTRUMENTS
AND INVESTMENT POLICIES.................................. 8
   BANK OBLIGATIONS......................................14
   COMMERCIAL PAPER......................................14
   COMMON STOCKS.........................................14
   CONVERTIBLE SECURITIES................................14
   CORPORATE DEBT SECURITIES.............................15
   DELAYED FUNDING LOANS AND REVOLVING CREDIT FACILITIES.16
   DERIVATIVE INSTRUMENTS................................16
   EVENT-LINKED EXPOSURE.................................17
   FOREIGN CURRENCY OPTIONS AND FUTURES TRANSACTIONS.....18
   FOREIGN ISSUER SECURITIES.............................18
   FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS...........20
   FUTURES...............................................21
   FUTURES AND OPTIONS INVESTMENT RISKS..................21
   GUARANTEED INVESTMENT CONTRACTS.......................22
   ILLIQUID SECURITIES...................................22
   INVESTMENT COMPANY SECURITIES.........................22
   LENDING OF PORTFOLIO SECURITIES.......................23
   LOAN PARTICIPATION INTERESTS..........................23
   MORTGAGE-RELATED SECURITIES...........................24
   OPTIONS...............................................26
   PREFERRED STOCKS......................................27
   REAL ESTATE INVESTMENT TRUSTS (REITS).................27
   REPURCHASE AGREEMENTS.................................27
   REVERSE REPURCHASE AGREEMENTS AND DOLLAR ROLL
       AGREEMENTS........................................27
   RISKS OF TECHNIQUES INVOLVING LEVERAGE................28
   SHORT SALES AGAINST THE BOX...........................28
   SMALL COMPANY STOCKS..................................29
   SPECIAL SITUATION COMPANIES...........................29
   STRUCTURED NOTES......................................29
   SWAP AGREEMENTS.......................................29
   TAXABLE AND TAX EXEMPT MUNICIPAL SECURITIES...........31
   U.S. GOVERNMENT OBLIGATIONS...........................31
   VARIABLE AND FLOATING RATE DEMAND AND MASTER DEMAND
        NOTES............................................32
   WARRANTS AND RIGHTS...................................32
   WHEN-ISSUED AND DELAYED DELIVERY SECURITIES...........32
   ZERO COUPON AND PAY-IN-KIND SECURITIES................33
INVESTMENT RESTRICTIONS..................................34
   PORTFOLIO TURNOVER....................................36
OTHER FUND POLICIES......................................37
   DISCLOSURE OF PORTFOLIO HOLDINGS......................37
   ADDITIONAL PURCHASE AND REDEMPTION INFORMATION........38
   NET ASSET VALUE.......................................38
   VALUATION OF THE MONEY MARKET FUND....................38
   VALUATION OF THE NON-MONEY MARKET FUNDS...............38
   REDEMPTION IN KIND....................................39
MANAGEMENT OF THE TRUST..................................40
   TRUSTEES AND OFFICERS.................................40
   APPROVAL OF INVESTMENT ADVISORY AND SUBADVISORY
         CONTRACTS FOR NEW FUNDS.........................44
   CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES...47
   THE MANAGER...........................................48
   THE SUBADVISERS.......................................52
   A I M CAPITAL MANAGEMENT, INC.........................57
   CLEARBRIDGE ADVISORS, LLC.............................57
   COLUMBIA MANAGEMENT ADVISORS, LLC.....................58
   DAVIS SELECTED ADVISERS. L.P..........................58
   THE DREYFUS CORPORATION...............................58
   FIRST TRUST ADVISORS L.P..............................58
   FOUNDERS ASSET MANAGEMENT LLC.........................58
   FRANKLIN ADVISORY SERVICES, LLC.......................58
   JENNISON ASSOCIATES LLC...............................58
   LEGG MASON CAPITAL MANAGEMENT, INC....................59
   NICHOLAS-APPLEGATE CAPITAL MANAGEMENT LLC.............59
   NEUBERGER BERMAN MANAGEMENT INC.......................59
   OPPENHEIMER CAPITAL LLC...............................59
   OPPENHEIMERFUNDS, INC.................................59
   PACIFIC INVESTMENT MANAGEMENT COMPANY LLC (PIMCO).....59
   PRUDENTIAL INVESTMENT MANAGEMENT, INC.................59
   SCHRODER INVESTMENT MANAGEMENT NORTH AMERICA INC......59
   VAN KAMPEN ASSET MANAGEMENT...........................60
   OTHER MANAGED ACCOUNTS................................60
   POTENTIAL MATERIAL CONFLICTS OF INTEREST..............62
   PORTFOLIO MANAGER COMPENSATION........................63
   PORTFOLIO MANAGER OWNERSHIP OF SECURITIES IN THE FUNDS73
   AFFILIATED PERSONS....................................73
   PORTFOLIO TRANSACTIONS................................73
   AFFILIATED BROKERS....................................75
   ADMINISTRATOR, TRANSFER AGENT AND FUND ACCOUNTANT.....76
   DISTRIBUTOR...........................................78
   CUSTODIAN.............................................81
   INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM.........81
   LEGAL COUNSEL.........................................82
   CODES OF ETHICS.......................................82
   LICENSING ARRANGEMENTS................................82
ADDITIONAL INFORMATION...................................84
   DESCRIPTION OF SHARES.................................84
   VOTE OF A MAJORITY OF THE OUTSTANDING SHARES..........86
   ADDITIONAL TAX INFORMATION............................86
   PERFORMANCE INFORMATION...............................89
   YIELDS OF THE MONEY MARKET FUND.......................90
   YIELDS OF THE NON-MONEY MARKET FUNDS..................90
   CALCULATION OF TOTAL RETURN...........................90
   MISCELLANEOUS.........................................90
   FINANCIAL STATEMENTS..................................91


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     The Allianz Variable Insurance Products Trust - SAI - May 1, 2007
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   PROXY VOTING POLICIES AND PROCEDURES..................91
APPENDIX A...............................................92
   COMMERCIAL PAPER RATINGS..............................92
   CORPORATE AND LONG-TERM DEBT RATINGS..................94
APPENDIX B -- PROXY VOTING POLICIES......................97
   ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST.............97
   ALLIANZ LIFE ADVISERS, LLC (AZL)......................99
   A I M CAPITAL MANAGEMENT, INC........................102
   CLEARBRIDGE ADVISORS LLC.............................106
   DAVIS SELECTED ADVISERS, LP..........................123
   FOUNDERS ASSET MANAGEMENT LLC........................136
   THE DREYFUS CORPORATION -- MELLON FINANCIAL
           CORPORATION..................................137
   FIRST TRUST ADVISORS L.P.............................138
   FRANKLIN ADVISORY SERVICES, LLC......................139
   JENNISON ASSOCIATES..................................145
   LEGG MASON CAPITAL MANAGEMENT, INC...................151
   NEUBERGER BERMAN MANAGEMENT INC......................156
   NICHOLAS-APPLEGATE CAPITAL MANAGEMENT LLC............157
   OPPENHEIMER CAPITAL LLC AND PEA CAPITAL LLC..........165
   OPPENHEIMERFUNDS, INC................................168
   PACIFIC INVESTMENT MANAGEMENT COMPANY LLC (PIMCO)....184
   SCHRODER INVESTMENT MANAGEMENT NORTH AMERICA INC.....185
   PRUDENTIAL INVESTMENT MANAGEMENT, INC................188
   MORGAN STANLEY INVESTMENT MANAGEMENT.................190



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     The Allianz Variable Insurance Products Trust - SAI - May 1, 2007
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FUND HISTORY OF THE TRUST
The Trust is an open-end investment management company organized in July 1999 as a Delaware business trust comprised of 40 separate investment portfolios, 35 of which are classified as "diversified" and five of which are classified as "non-diversified" within the meaning of the 1940 Act. The non-diversified funds are the AZL First Trust Target Double Play Fund, the AZL Legg Mason Growth Fund, the AZL Legg Mason Value Fund, the AZL Van Kampen Global Franchise Fund, and the AZL Van Kampen Global Real Estate Fund. The Trust currently offers 39 variable net asset value funds and one money market fund. Effective December 27, 2006, the Trust added two new Funds as investment options (the AZL First Trust Target Double Play Fund and the AZL TargetPLUS Equity Fund), and effective May 1, 2007, the Trust added 7 new Funds as investment options (the AZL NACM International Fund, AZL Schroder International Small Cap Fund, AZL S&P 500 Index Fund, AZL Small Cap Stock Index Fund, AZL TargetPLUS Balanced Fund, AZL TargetPLUS Growth Fund, and AZL TargetPLUS Moderate Fund). See "Additional Information -- Description of Shares" for further information regarding the Funds of the Trust.


The following Fund names (and Subadvisers) changed effective on the following dates.


--------------------- ---------------------------------------------------- -----------------------------------------------------
DATE                  CURRENT FUND NAME (SUBADVISER)                       PREVIOUS FUND NAME (SUBADVISER)
--------------------- ---------------------------------------------------- -----------------------------------------------------
--------------------- ---------------------------------------------------- -----------------------------------------------------
July 7, 2006          AZL Columbia Technology Fund                         AZL Oppenheimer Emerging Technologies Fund
                      (Columbia Management Advisors, LLC)                  (OppenheimerFunds, Inc.)
--------------------- ---------------------------------------------------- -----------------------------------------------------
--------------------- ---------------------------------------------------- -----------------------------------------------------
August 28, 2006       AZL OCC Opportunity Fund                             AZL Oppenheimer Emerging Growth Fund
                      (Oppenheimer Capital LLC)                            (OppenheimerFunds, Inc.)
--------------------- ---------------------------------------------------- -----------------------------------------------------
--------------------- ---------------------------------------------------- -----------------------------------------------------
November 6, 2006      AZL LMP Large Cap Growth Fund                        AZL Salomon Brothers Large Cap Growth Fund
                      AZL LMP Small Cap Growth Fund                        AZL Salomon Brothers Small Cap Growth Fund
                      AZL Van Kampen Strategic Growth Fund                 AZL Van Kampen Emerging Growth Fund
--------------------- ---------------------------------------------------- -----------------------------------------------------


The Trust is established exclusively for the purpose of providing an investment vehicle for variable annuity contracts and variable life insurance policies offered by the separate accounts of various life insurance companies (the "Participating Insurance Companies"). Shares of the Trust are not offered to the general public but solely to such separate accounts (the "Separate Accounts").

Much of the information contained in this Statement of Additional Information ("SAI") expands upon subjects discussed in the Prospectus of the Trust described above. Capitalized terms not defined herein are defined in the Prospectus. No investment in shares of a Fund should be made without first reading the Trust's Prospectus.


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     The Allianz Variable Insurance Products Trust - SAI - May 1, 2007
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INVESTMENT STRATEGIES AND POLICIES
THE FUNDS
AZL AIM Basic Value Fund ("AIM Basic Value Fund")
AZL AIM International Equity Fund ("AIM International Equity Fund")
AZL Columbia Technology Fund ("Columbia Technology Fund")
AZL Davis NY Venture Fund ("Davis NY Venture Fund")
AZL Dreyfus Founders Equity Growth Fund ("Dreyfus Founders Equity Growth Fund") AZL Dreyfus Premier Small Cap Value Fund("Dreyfus Premier Small Cap Value Fund") AZL First Trust Target Double Play Fund ("Target Double Play Fundv)
AZL Franklin Small Cap Value Fund ("Franklin Small Cap Value Fund")
AZL Jennison 20/20 Focus Fund ("Jennison 20/20 Focus Fund")
AZL Jennison Growth Fund ("Jennison Growth Fund")
AZL LMP Large Cap Growth Fund ("LMP Cap Growth Fundv)
AZL LMP Small Cap Growth Fund ("LMP Small Cap Growth Fund")
AZL Legg Mason Growth Fund (vLM Growth Fund")
AZL Legg Mason Value Fund ("LM Value Fund")
AZL Money Market Fund ("Money Market Fund")
AZL NACM International Fund ("NACM International Fund")
AZL Neuberger Berman Regency Fund ("Neuberger Berman Regency Fund")
AZL OCC Opportunity Fund ("OCC Opportunity Fund")
AZL OCC Renaissance Fund ("OCC Renaissance Fund")
AZL OCC Value Fund ("OCC Value Fund")
AZL Oppenheimer Developing Markets Fund ("Oppenheimer Developing Markets Fund") AZL Oppenheimer Global Fund ("Oppenheimer Global Fund")
AZL Oppenheimer International Growth Fund("Oppenheimer International Growth
    Fund")
AZL Oppenheimer Main Street Fund ("Oppenheimer Main Street Fund")
AZL PIMCO Fundamental IndexPLUS Total Return Fund ("PIMCO Total Return Fund") AZL Schroder International Small Cap Fund ("Schroder International Small Cap
    Fund")
AZL S&P 500 Index Fund ("S&P 500 Index Fund")
AZL Small Cap Stock Index Fund ("Small Cap Stock Index Fund")
AZL TargetPLUS Balanced Fund ("TargetPLUS Balanced Fund")
AZL TargetPLUS Equity Fund ("TargetPLUS Equity Fund")
AZL TargetPLUS Growth Fund ("TargetPLUS Growth Fund")
AZL TargetPLUS Moderate Fund ("TargetPLUS Moderate Fund")
AZL Van Kampen Aggressive Growth Fund ("VK Aggressive Growth Fund")
AZL Van Kampen Comstock Fund ("VK Comstock Fund")
AZL Van Kampen Equity And Income Fund ("VK Equity And Income Fund")
AZL Van Kampen Global Franchise Fund ("VK Global Franchise Fund")
AZL Van Kampen Global Real Estate Fund ("VK Global Real Estate Fund")
AZL Van Kampen Growth And Income Fund ("VK Growth And Income Fund")
AZL Van Kampen Mid Cap Growth Fund ("VK Mid Cap Growth Fund")
AZL Van Kampen Strategic Growth Fund ("VK Strategic Growth Fund")



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     The Allianz Variable Insurance Products Trust - SAI - May 1, 2007
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TEMPORARY, DEFENSIVE INVESTMENTS
As described in the Prospectus, each Fund, except the Money Market Fund, may hold uninvested cash reserves or invest without limit in money market instruments (i.e., short term debt instruments) for temporary defensive purposes when the Subadviser has determined that market or economic conditions so warrant.

These debt obligations may include U.S. Government securities; certificates of deposit, bankers' acceptances and other short-term debt obligations of banks with total assets of at least $100,000,000; debt obligations of corporations (corporate bonds, debentures, notes and other similar corporate debt instruments); variable and floating rate demand and master demand notes; commercial paper; and repurchase agreements with respect to securities in which the Fund is authorized to invest. (See "Additional Information on Portfolio Instruments and Investment Policies -- Bank Obligations," "--Commercial Paper," "--Variable and Floating Rate Demand and Master Demand Notes," "--U.S. Government Obligations," "--Corporate Debt Securities" and "--Repurchase Agreements").


SPECIFIC INVESTMENT LIMITATIONS
In addition to the information shown in the table under "Additional Information on Portfolio Instruments and Investment Policies" and the information in the section "Investment Restrictions" in this SAI, the following sets forth specific limitations in certain investments for Funds with investment limitations beyond those described in the "Investment Restrictions" section of this SAI.


AIM BASIC VALUE FUND. The Fund's investments in real estate investment trusts ("REITs") will not exceed 15% of the total assets of the Fund. The Fund may invest up to 25% of its assets in foreign securities. The debt obligations that the Fund invests in are limited to U.S. government securities and corporate debt securities of issuers domiciled in the U.S. The Fund will limit its purchases of debt securities to investment grade debt obligations. The Fund may pledge no more than 10% of its total assets as collateral for short sales against the box. The Fund will not write options if, immediately after such sale, the aggregate value of securities or obligations underlying the outstanding options exceeds 20% of the Fund's total assets. The Fund will not purchase options if, at any time of the investment, the aggregate premiums paid for the options will exceed 5% of the Fund's total assets.

AIM INTERNATIONAL EQUITY FUND. The Fund may invest in equity and debt securities issued by REITs. The Fund's investment in REITs will not exceed 15% of the total assets of the Fund. Such investments will not exceed 15% of the total assets of the Fund. The Fund may pledge no more than 10% of its total assets as collateral for short sales against the box. The Fund will not write options if, immediately after such sale, the aggregate value of securities or obligations underlying the outstanding options exceeds 20% of the Fund's total assets. The Fund will not purchase options if, at any time of the investment, the aggregate premiums paid for the options will exceed 5% of the Fund's total assets.


COLUMBIA TECHNOLOGY FUND: The Fund may purchase or acquire any security if, as a result, up to 33% of its net assets would be invested in foreign equities in developed markets, including investments in both foreign securities purchased in foreign markets and American Depositary Receipts ("ADRs"), Global Depositary Receipts ("GDRs"), and foreign securities listed on The Nasdaq Stock Market, Inc. (NASDAQ). The Fund may borrow up to 33.3% of its net assets for temporary investment or cash management purposes. Also, for temporary investment or cash management purposes, the Fund may invest in investment grade securities, other than municipal securities, including U.S. government obligations, domestic bank obligations, and repurchase agreements. The Fund is also permitted to invest in loan transactions, options and financial futures, currency contracts for spot basis or hedging purposes, when-issued securities, and REITs. The Fund is not permitted to invest in securities in emerging markets, currency contracts for speculative purposes, or real estate (not including REITs).

DAVIS NY VENTURE FUND. The Fund may not sell short more than 5% of its total assets. The Fund may not invest 25% or more of its investments in the securities of issuers primarily engaged in any particular industry. The Fund will not purchase debt securities rated BB or Ba or lower if the securities are in default at the time of purchase or if such purchase would then cause more than 35% of the Fund's net assets to be invested in such lower-rated securities. The Fund will not purchase an option if the purchase would cause the total premiums (at market) of all options then owned to exceed 5% of the Fund's total assets. The Fund will not sell covered calls if the transaction would cause the total premiums (at market) of all covered calls then written to exceed 25% of the Fund's total assets. The fund will not engage in a futures transaction if the transaction would cause the nominal value of futures contracts then purchased or sold to exceed 25% of the Fund's total assets.


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     The Allianz Variable Insurance Products Trust - SAI - May 1, 2007
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DREYFUS FOUNDERS EQUITY GROWTH FUND. The Fund may invest up to 30% of its total assets in foreign securities. The Fund will not invest more than 5% of its total assets in bonds, debentures, convertible securities, and corporate obligations rated below investment grade, either at the time of purchase or as a result of a rating reduction after purchase, or in unrated securities believed to be equivalent in quality to securities rated below investment grade; this 5% limitation does not apply to preferred stocks.

DREYFUS PREMIER SMALL CAP VALUE FUND. The Fund may also invest up to 5% of its net assets in warrants. The Fund will not purchase put or call options that are traded on a national stock exchange in an amount exceeding 5% of its net assets. The Fund will not enter into futures contracts to the extent that its outstanding obligations under these contracts would exceed 25% of the Fund's total assets.

FRANKLIN SMALL CAP VALUE FUND. The Fund may not invest in any company for the purpose of exercising control or management, except that all or substantially all of the assets of the Fund may be invested in another registered investment company having the same investment goal and policies of the Fund. The Fund may not purchase securities on margin, except that the Fund may make margin payments in connection with futures, options, and currency transactions. The Fund may invest up to 25% of its total assets in securities below investment grade.

JENNISON 20/20 FOCUS FUND. The Fund will not invest more than 5% of its total assets in unattached rights and warrants. The Fund may invest up to 35% of its total assets in securities of foreign issuers. This does not include ADRs and other similar receipts or shares in U.S. Markets. The Fund may invest up to 5% of its total assets in structured notes. No more than 25% of the Fund's net asset will be, when added together, (1) deposited as collateral for the obligation to replace securities borrowed to effect short sales, (2) segregated in connection with short sales, and (3) used as cover for short sales. Short sales "against the box" are not subject to this limitation. The Fund may invest up to 10% of its total assets in securities of other non-affiliated investment companies.

JENNISON GROWTH FUND. The Fund may invest up to 20% of its total assets in foreign equity securities. This does not include ADRs and other similar receipts or shares in U.S. markets. Up to 25% of the Fund's net assets may be subject to short sales, including short sales "against the box."

LM GROWTH FUND. The Fund may not sell securities short (unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short). However, this does not prevent the Fund from entering into short positions in foreign currency, futures contracts, options, forward contracts, swaps, caps, floors, collars, securities purchased or sold on a forward-commitment or delayed-delivery basis or other financial instruments.

The Fund may not purchase securities on margin, except that (1) the Fund may obtain such short-term credits as are necessary for the clearance of transactions, and (2) the Fund may make margin payments in connections with foreign currency, futures contracts, options, forward contracts, swaps, caps, floors, collars, securities on a forward-commitment or delayed-delivery basis or other financial instruments.

The Fund's when-issued purchases, delayed-delivery transactions and forward commitments in total will not exceed 5% of the value of the Fund's net assets. This 5% limitation reflects the value of the underlying obligation together with its initial payment. The Fund may invest up to 25% of its total assets in foreign securities, either directly or indirectly through the purchase of ADRs, GDRs, or European Depositary Receipts ("EDRs").

LM VALUE FUND. The Fund does not intend to invest more than 25% of its total assets in foreign securities and does not intend to invest more than 5% of its net assets in indexed securities. The Fund may enter into futures contracts and related options provided that not more than 5% of its net assets are required as a futures contract deposit and/or premium; in addition, the Fund may not enter into futures contracts or related options if, as a result, more than 20% of its total assets would be so invested. The Fund may not invest more than 5% of its net assets in municipal obligations (including participation interests), may not invest more than 5% of its net assets in either zero coupon bonds or pay-in-kind bonds and may not invest more than 5% of its net assets in floating and variable rate obligations. The Fund will not: (a) invest more than 10% of its total assets in securities of other investment companies; (b) invest more than 5% of its total assets in securities of any investment company; and (c) purchase more than 3% of the outstanding voting stock of any investment company.

LMP LARGE CAP GROWTH FUND. The Fund may invest up to 20% of its net assets plus borrowings for investment purposes in equity securities of companies with market capitalizations not within the top 1,000 stocks of the equity market. The Fund may invest up to 15% of its assets in foreign securities, including securities of emerging market issuers.

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     The Allianz Variable Insurance Products Trust - SAI - May 1, 2007
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LMP SMALL CAP GROWTH FUND. The Fund may invest up to 20% of its net assets plus borrowings for investment purposes in equity securities of companies whose market capitalizations exceed the market capitalization of companies included in the Russell 2000 Growth Index. The Fund may invest up to 20% of its assets in non-convertible bonds, notes and other debt securities when the Subadviser believes that their total return potential equals or exceeds the potential return of equity securities. The Fund may invest up to 20% of its total assets in equity securities of foreign issuers.

MONEY MARKET FUND. The Fund invests only in those U.S. dollar-denominated debt instruments that meet the high quality and credit risk standards established by the Board of Trustees and consistent with Federal requirements applicable to money market funds. In accordance with such requirements, the Fund will purchase securities that are rated within the top two rating categories by at least two nationally recognized statistical rating organizations ("NRSROs") or, if only one NRSRO has rated the security, by that NRSRO, or if not rated, the securities are deemed of comparable quality by the Subadviser pursuant to standards adopted by the Board of Trustees. Corporate debt securities (bonds, debentures, notes and other similar debt instruments) in which the Fund may invest have 397 days or less to maturity and are considered, under the Investment Company Act of 1940, as amended, to be rated in one of the two highest short term rating categories or, if unrated, are of comparable quality to a security rated in one of the two highest short term ratings categories and have a long term rating in the three highest long term ratings categories. The Fund will invest no more than 5% of its total assets in debt securities which are rated below the top rating category or, if unrated, are of comparable investment quality as determined by the Subadviser. The Fund's investments in bank loan participation agreements represent obligations of corporations and banks having a high quality short-term rating, at the date of investment, and under which the Fund will look to the creditworthiness of the lender bank, which is obligated to make payments of principal and interest on the loan, as well as to creditworthiness of the borrower.

NACM INTERNATIONAL FUND. The Fund may not purchase or sell futures or purchase related options if, immediately thereafter, more than 25% of its net assets would be hedged. The Fund also may not purchase or sell futures or purchase related options if, immediately thereafter, the sum of the amount of margin deposits on the Fund's existing futures positions and premiums paid for such options would exceed 5% of the market value of the Fund's net assets. Upon the purchase of futures contracts, the Fund will deposit an amount of cash or liquid debt or equity securities equal to the market value of the futures contracts in a segregated account or in a margin account with a broker to collateralize the position and thereby insure that the use of such futures is unleveraged.

For hedging purposes, the Fund may enter into interest rate and currency swap transactions and purchase or sell interest rate and currency caps and floors. The Fund will not enter into any of these transactions unless the unsecured senior debt or the claims paying ability of the other party to the transaction is rated at least "high quality" at the time of the purchase by at least one NRSRO. In addition to the hedging transactions referred to above, the Fund may enter into options, futures and swap transactions to enhance potential gain in circumstances where hedging is not involved. The Fund's net loss exposure resulting from transactions entered into for each purpose will not exceed 5% of the Fund's net assets at any one time and, to the extent necessary, the Fund will close out transactions in order to comply with this limitation.

The Fund may not enter into transactions for the purpose of arbitrage, or invest in commodities and commodities contracts, except that the Fund may invest in stock index, currency and financial futures contracts and related options in accordance with any rules of the Commodity Futures Trading Commission ("CFTC").

OPPENHEIMER GLOBAL FUND. The Fund may invest in a number of different kinds of derivative investments to seek increased returns or to try to hedge investment risks. It does not currently do so to a significant degree. (See "Additional Information on Portfolio Instruments and Investment Policies -- Derivative Instruments.") The Fund may invest in rights or warrants but does not expect that these investments will exceed 5% of its total assets.

OPPENHEIMER INTERNATIONAL GROWTH FUND. The Fund may invest up to 25% of its total assets in debt securities including up to 5% of its total assets in lower rated debt securities. The Fund may invest up to 15% of its net assets in illiquid securities, provided that no more than 10% of its net assets are invested in restricted securities (see "Additional Information on Portfolio Instruments and Investment Policies -- Illiquid Securities"). The Fund may invest up to 5% in the aggregate of its total assets in swap agreements, put and call options and collars.

The Fund may use various derivative strategies seeking to protect its assets, implement a cash or tax management strategy or enhance its returns. With derivatives, the Subadviser attempts to predict whether an underlying investment will increase or decrease in value at some future time. The Subadviser considers various factors, such as availability and cost, in deciding whether to use a particular instrument or strategy.

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                                     5
     The Allianz Variable Insurance Products Trust - SAI - May 1, 2007
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OPPENHEIMER MAIN STREET FUND. The Fund can invest up to 25% of its total assets in lower-grade securities, but it may not invest more than 10% of its total assets in lower-grade securities that are not convertible. The Fund will not invest more than 10% of its net assets in illiquid securities (see "Additional Information on Portfolio Instruments and Investment Policies -- Illiquid Securities").

PIMCO TOTAL RETURN FUND. Notwithstanding any other fundamental investment policy or limitation, it is a fundamental policy of the Fund that it may pursue its investment objective by investing in one or more underlying investment companies or vehicles that have substantially similar investment objectives, policies and limitations as the Fund.

SCHRODER INTERNATIONAL SMALL CAP FUND. The Fund may borrow money for temporary or emergency purposes only in an amount not to exceed 15% of the Fund's net assets. No more than 5% of the Fund's total assets may be used as initial margin deposit for futures contracts and no more than 20% of the Fund's total assets may be obligated under futures contracts, options, swap agreements, or other derivative instruments at any time. The Fund may not purchase securities on margin or sell securities short, except as permitted by the Fund's investment policies relating to commodities. The Fund may not purchase or sell put options or call options, except as provided in the prospectus.

S&P 500 INDEX FUND. THE FUND MAY NOT: (I) ENGAGE IN ARBITRAGE TRANSACTIONS, (II) PURCHASE WARRANTS (OTHER THAN THOSE ACQUIRED BY THE FUND IN UNITS OR ATTACHED TO SECURITIES), (III) SELL SECURITIES SHORT, BUT MAY SELL SECURITIES SHORT AGAINST THE BOX, OR (IV) INVEST MORE THAN 10% OF ITS TOTAL ASSETS IN THE SECURITIES OF ANY SINGLE ISSUER OR HOLD MORE THAN 10% OF THE VOTING SECURITIES OF ANY SINGLE ISSUER.

VK AGGRESSIVE GROWTH FUND. Up to 35% of the Fund's total assets may be invested in investment grade debt obligations, or if unrated, determined to be of comparable quality by the Subadviser (see "Additional Information on Portfolio Instruments and Investment Policies -- Corporate Debt Securities"). The Fund may invest an amount up to 25% of its total assets at the time of purchase in securities subject to repurchase agreements (see "Additional Information on Portfolio Instruments and Investment Policies -- Repurchase Agreements").

VK COMSTOCK FUND. The Fund generally holds 10% of its total assets in high quality short term debt securities and in investment grade corporate debt securities for liquidity purposes. The Fund may invest up to 10% of its net assets in illiquid securities (see "Additional Information on Portfolio Instruments and Investment Policies -- Illiquid Securities").

VK EQUITY AND INCOME FUND. The Fund may invest up to 10% of its net assets in illiquid and certain restricted securities. The Fund may not borrow money except for a temporary purpose and then not in excess of 10% of its net assets. The Fund may not purchase securities on margin, sell securities short, purchase or sell commodities or commodities futures contracts, or make loans to any individual. The Fund may not purchase a restricted security or a security for which market quotations are not readily available if as a result of such purchase more than 5% of the Fund's assets would be invested in such securities.

VK GLOBAL REAL ESTATE FUND. The Fund shall not concentrate its investment in any one industry, except that the Fund will invest more than 25% of its total assets in the real estate industry and except that the Fund may purchase securities of other investment companies to the extent permitted by (i) the 1940 Act, (ii) the rules and regulations promulgated by the SEC under the 1940 Act, or (iii) an exemption or other relief from the provisions of the 1940 Act, as amended from time to time. The Fund shall not write, purchase or sell puts, calls or combinations thereof, except that the Fund may (a) write covered or fully collateralized call options, write secured put options, and enter into closing or offsetting purchase transactions with respect to such options, (b) purchase and sell options to the extent that the premiums paid for all such options owned at any time do not exceed 10% of its total assets and (c) engage in transactions in futures contracts and options on futures contracts transactions provided that such transactions are entered into for bona fide hedging purposes (or meet certain conditions as specified in regulations of the Commodities Futures Trading Commission), and provided further that the aggregate initial margin and premiums do not exceed 5% of the fair market value of the Fund's total assets. The Fund may not make short sales of securities, unless at the time of the sale it owns or has the right to acquire and equal amount of such securities; provided that this prohibition does not apply to the writing of options or the sale of forward contracts, futures contracts, foreign currency futures contracts or related options.

VK GROWTH AND INCOME FUND. It is currently the policy of the Fund not to invest at the time of purchase more than 5% of its net assets in securities subject to repurchase agreements. The Fund may invest up to 5% of its total assets in companies having a record together with predecessors of less than three years continuous operation and in securities not having readily available market quotations except that the Fund may purchase securities of other investment companies to the extent permitted by the 1940 Act, the rules and regulations under the 1940 Act or an exemption or other relief from the provisions of the 1940 Act.

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                                     6
     The Allianz Variable Insurance Products Trust - SAI - May 1, 2007
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VK MID CAP GROWTH FUND. Up to 35% of the Fund's total assets may be invested in investment grade debt obligations, or if unrated, determined to be of comparable quality by the Subadviser (see "Additional Information on Portfolio Instruments and Investment Policies -- Corporate Debt Securities"). The Fund may invest up to 20% of its total assets in securities subject to repurchase agreements.

VK STRATEGIC GROWTH FUND. The Fund may, under normal market conditions, hold up to 15% of its net assets in money market instruments (as defined previously under "Temporary, Defensive Investments") and repurchase agreements (see "Additional Information on Portfolio Instruments and Investment Policies -- Repurchase Agreements"). The Fund may invest up to 10% of its net assets in illiquid securities (see "Additional Information on Portfolio Instruments and Investment Policies -- Illiquid Securities"). The Fund may also engage in the use of options, futures and forward contracts, including but not limited to, forward foreign currency exchange contracts and foreign currency options. The Fund is also permitted to invest in special situation companies, emerging markets securities, reverse repurchase agreements and securities of unseasoned issuers.


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                                     7
     The Allianz Variable Insurance Products Trust - SAI - May 1, 2007
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
             ADDITIONAL INFORMATION ON PORTFOLIO INSTRUMENTS AND
                            INVESTMENT POLICIES
The Funds invest in a variety of securities and employ a number of investment techniques that involve certain risks. The Prospectus for the Funds highlights the principal investment strategies, investment techniques and risks. This SAI contains additional information regarding both the principal and non-principal investment strategies of the Funds. The following table sets forth additional information concerning permissible investments and techniques for each of the Funds. A "Y" in the table indicates that the Fund may purchase or engage in the corresponding instrument or technique. A "N" indicates the Fund (1) is prohibited by investment restriction or policy from purchasing the instrument or engaging in the technique or (2) does not intend to purchase or engage in the corresponding instrument or technique although the Fund is not prohibited from doing so. Following the table is further information describing the investments and techniques listed in the table. Certain strategies of the Funds as described above may modify the information contained in the following pages ("Additional Information" section).


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                                     8
     The Allianz Variable Insurance Products Trust - SAI - May 1, 2007
--------------------------------------------------------------------------------


--------------------------------------- --------- ---------- --------- ---------- ---------- --------- ---------- ---------
TYPE OF INVESTMENT OR TECHNIQUE                                                              DREYFUS
                                                                                  DREYFUS    PREMIER   FRANKLIN
                                        AIM       AIM                             FOUNDERS   SMALL     SMALL      JENNISON
                                        BASIC     INTERNATIO COLUMBIA  DAVIS NY   EQUITY     CAP       CAP        20/20
                                        VALUE     EQUITY     TECHNOLOGYVENTURE    GROWTH     VALUE     VALUE      FOCUS
                                        FUND      FUND       FUND      FUND       FUND       FUND      FUND       FUND
--------------------------------------- --------- ---------- --------- ---------- ---------- --------- ---------- ---------
--------------------------------------- --------- ---------- --------- ---------- ---------- --------- ---------- ---------
Asset Backed Securities(1)                 Y          Y         N          N          Y         N          Y         N
--------------------------------------- --------- ---------- --------- ---------- ---------- --------- ---------- ---------
--------------------------------------- --------- ---------- --------- ---------- ---------- --------- ---------- ---------
Bank obligations                           Y          Y         Y          Y          Y         Y          Y         Y
--------------------------------------- --------- ---------- --------- ---------- ---------- --------- ---------- ---------
--------------------------------------- --------- ---------- --------- ---------- ---------- --------- ---------- ---------
Borrowing money(2)                         Y          Y         Y          Y          Y         Y          Y         Y
--------------------------------------- --------- ---------- --------- ---------- ---------- --------- ---------- ---------
--------------------------------------- --------- ---------- --------- ---------- ---------- --------- ---------- ---------
Collateralized mortgage obligations(3)     Y          Y         N          Y          N         N          Y         N
--------------------------------------- --------- ---------- --------- ---------- ---------- --------- ---------- ---------
--------------------------------------- --------- ---------- --------- ---------- ---------- --------- ---------- ---------
Commercial paper                           Y          Y         Y          Y          Y         Y          Y         Y
--------------------------------------- --------- ---------- --------- ---------- ---------- --------- ---------- ---------
--------------------------------------- --------- ---------- --------- ---------- ---------- --------- ---------- ---------
Common stocks of U.S. companies            Y          Y         Y          Y          Y         Y          Y         Y
--------------------------------------- --------- ---------- --------- ---------- ---------- --------- ---------- ---------
--------------------------------------- --------- ---------- --------- ---------- ---------- --------- ---------- ---------
Convertible securities                     Y          Y         Y          Y          Y         Y          Y         Y
--------------------------------------- --------- ---------- --------- ---------- ---------- --------- ---------- ---------
--------------------------------------- --------- ---------- --------- ---------- ---------- --------- ---------- ---------
Delayed funding loans & revolving
credit facilities                          N          N         N          N          N         N          N         N
--------------------------------------- --------- ---------- --------- ---------- ---------- --------- ---------- ---------
--------------------------------------- --------- ---------- --------- ---------- ---------- --------- ---------- ---------
Depositary receipts(4)                     Y          Y         Y          Y          Y         Y          Y         Y
--------------------------------------- --------- ---------- --------- ---------- ---------- --------- ---------- ---------
--------------------------------------- --------- ---------- --------- ---------- ---------- --------- ---------- ---------
Developing country/emerging market
securities(4)                              Y          Y         N          Y          N         N          Y         N
--------------------------------------- --------- ---------- --------- ---------- ---------- --------- ---------- ---------
--------------------------------------- --------- ---------- --------- ---------- ---------- --------- ---------- ---------
Event-linked exposure                      N          N         N          N          N         N          N         N
--------------------------------------- --------- ---------- --------- ---------- ---------- --------- ---------- ---------
--------------------------------------- --------- ---------- --------- ---------- ---------- --------- ---------- ---------
Foreign currency options and futures       Y          Y         Y          Y          Y         N          Y         Y
--------------------------------------- --------- ---------- --------- ---------- ---------- --------- ---------- ---------
--------------------------------------- --------- ---------- --------- ---------- ---------- --------- ---------- ---------
Foreign issuer securities                  Y          Y         Y          Y          Y         Y          Y         Y
--------------------------------------- --------- ---------- --------- ---------- ---------- --------- ---------- ---------
--------------------------------------- --------- ---------- --------- ---------- ---------- --------- ---------- ---------
Forward foreign currency exchange
contracts                                  Y          Y         Y          Y          Y         N          N         Y
--------------------------------------- --------- ---------- --------- ---------- ---------- --------- ---------- ---------
--------------------------------------- --------- ---------- --------- ---------- ---------- --------- ---------- ---------
Futures(5)                                 Y          Y         Y          Y          Y         Y          Y         Y
--------------------------------------- --------- ---------- --------- ---------- ---------- --------- ---------- ---------
--------------------------------------- --------- ---------- --------- ---------- ---------- --------- ---------- ---------
Guaranteed Investment Contracts            N          N         N          N          Y         N          N         N
--------------------------------------- --------- ---------- --------- ---------- ---------- --------- ---------- ---------
--------------------------------------- --------- ---------- --------- ---------- ---------- --------- ---------- ---------
Illiquid securities                        Y          Y         Y          Y          Y         Y          Y         Y
--------------------------------------- --------- ---------- --------- ---------- ---------- --------- ---------- ---------
--------------------------------------- --------- ---------- --------- ---------- ---------- --------- ---------- ---------
Investment company securities (incl.
ETFs)                                      Y          Y         Y          Y          Y         Y          Y         Y
--------------------------------------- --------- ---------- --------- ---------- ---------- --------- ---------- ---------
--------------------------------------- --------- ---------- --------- ---------- ---------- --------- ---------- ---------
Lending portfolio securities               Y          Y         Y          Y          Y         Y          Y         Y
--------------------------------------- --------- ---------- --------- ---------- ---------- --------- ---------- ---------
--------------------------------------- --------- ---------- --------- ---------- ---------- --------- ---------- ---------
Loan Participation Interests               N          N         Y          N          N         Y          Y         N
--------------------------------------- --------- ---------- --------- ---------- ---------- --------- ---------- ---------
--------------------------------------- --------- ---------- --------- ---------- ---------- --------- ---------- ---------
Long-term corporate debt(1)                Y          Y         N          Y          Y         Y          Y         Y
--------------------------------------- --------- ---------- --------- ---------- ---------- --------- ---------- ---------
--------------------------------------- --------- ---------- --------- ---------- ---------- --------- ---------- ---------
Money market instruments(6)                Y          Y         Y          Y          Y         Y          Y         Y
--------------------------------------- --------- ---------- --------- ---------- ---------- --------- ---------- ---------
--------------------------------------- --------- ---------- --------- ---------- ---------- --------- ---------- ---------
Mortgage dollar rolls(7)                   Y          Y         N          N          N         N          N         N
--------------------------------------- --------- ---------- --------- ---------- ---------- --------- ---------- ---------
--------------------------------------- --------- ---------- --------- ---------- ---------- --------- ---------- ---------
Mortgage-related securities                Y          Y         N          Y          Y         N          Y         N
--------------------------------------- --------- ---------- --------- ---------- ---------- --------- ---------- ---------
--------------------------------------- --------- ---------- --------- ---------- ---------- --------- ---------- ---------
Non-investment grade debt(1)               N          N         N          Y          Y         N          Y         N
--------------------------------------- --------- ---------- --------- ---------- ---------- --------- ---------- ---------
--------------------------------------- --------- ---------- --------- ---------- ---------- --------- ---------- ---------
Options(5)                                 Y          Y         Y          Y          Y         Y          Y         Y
--------------------------------------- --------- ---------- --------- ---------- ---------- --------- ---------- ---------
--------------------------------------- --------- ---------- --------- ---------- ---------- --------- ---------- ---------
Preferred stocks                           Y          Y         Y          Y          Y         Y          Y         Y
--------------------------------------- --------- ---------- --------- ---------- ---------- --------- ---------- ---------
--------------------------------------- --------- ---------- --------- ---------- ---------- --------- ---------- ---------
Real estate investment trusts (REITs)      Y          Y         Y          Y          Y         Y          Y         Y
--------------------------------------- --------- ---------- --------- ---------- ---------- --------- ---------- ---------
--------------------------------------- --------- ---------- --------- ---------- ---------- --------- ---------- ---------
Repurchase agreements                      Y          Y         Y          Y          Y         Y          Y         Y
--------------------------------------- --------- ---------- --------- ---------- ---------- --------- ---------- ---------
--------------------------------------- --------- ---------- --------- ---------- ---------- --------- ---------- ---------
Restricted securities(8)                   Y          Y         Y          Y          Y         Y          Y         Y
--------------------------------------- --------- ---------- --------- ---------- ---------- --------- ---------- ---------
--------------------------------------- --------- ---------- --------- ---------- ---------- --------- ---------- ---------
Reverse repurchase & dollar roll
agreements                                 N          Y         Y          N          Y         Y          N         N
--------------------------------------- --------- ---------- --------- ---------- ---------- --------- ---------- ---------
--------------------------------------- --------- ---------- --------- ---------- ---------- --------- ---------- ---------
Short sales (against the box)              Y          Y         Y          Y          Y         N          Y         Y
--------------------------------------- --------- ---------- --------- ---------- ---------- --------- ---------- ---------
--------------------------------------- --------- ---------- --------- ---------- ---------- --------- ---------- ---------
Small company stocks                       Y          Y         Y          Y          Y         Y          Y         Y
--------------------------------------- --------- ---------- --------- ---------- ---------- --------- ---------- ---------
--------------------------------------- --------- ---------- --------- ---------- ---------- --------- ---------- ---------
Sovereign debt (foreign) (4)               Y          Y         N          N          Y         N          N         N
--------------------------------------- --------- ---------- --------- ---------- ---------- --------- ---------- ---------
--------------------------------------- --------- ---------- --------- ---------- ---------- --------- ---------- ---------
Special situation companies                Y          Y         Y          Y          Y         Y                    Y
--------------------------------------- --------- ---------- --------- ---------- ---------- --------- ---------- ---------
--------------------------------------- --------- ---------- --------- ---------- ---------- --------- ---------- ---------
Stripped Mortgage Securities(3)            N          N         N          N          N         N          N         N
--------------------------------------- --------- ---------- --------- ---------- ---------- --------- ---------- ---------
--------------------------------------- --------- ---------- --------- ---------- ---------- --------- ---------- ---------
Structured notes                           N          N         N          N          N         N          N         Y
--------------------------------------- --------- ---------- --------- ---------- ---------- --------- ---------- ---------
--------------------------------------- --------- ---------- --------- ---------- ---------- --------- ---------- ---------
Swap Agreements                            Y          Y         N          Y          N         N          N         Y
--------------------------------------- --------- ---------- --------- ---------- ---------- --------- ---------- ---------
--------------------------------------- --------- ---------- --------- ---------- ---------- --------- ---------- ---------
Taxable and tax exempt municipal
securities                                 N          Y         N          Y          Y         N          N         N
--------------------------------------- --------- ---------- --------- ---------- ---------- --------- ---------- ---------
--------------------------------------- --------- ---------- --------- ---------- ---------- --------- ---------- ---------
U.S. Government obligations                Y          Y         Y          Y          Y         Y          Y         Y
--------------------------------------- --------- ---------- --------- ---------- ---------- --------- ---------- ---------
--------------------------------------- --------- ---------- --------- ---------- ---------- --------- ---------- ---------
Variable and floating rate notes           N          N         N          N          Y         N          N         N
--------------------------------------- --------- ---------- --------- ---------- ---------- --------- ---------- ---------
--------------------------------------- --------- ---------- --------- ---------- ---------- --------- ---------- ---------
Warrants and Rights                        Y          Y         Y          Y          Y         Y          Y         Y
--------------------------------------- --------- ---------- --------- ---------- ---------- --------- ---------- ---------
--------------------------------------- --------- ---------- --------- ---------- ---------- --------- ---------- ---------
When-issued / delayed-delivery
securities                                 Y          Y         Y          Y          Y         Y          Y         Y
--------------------------------------- --------- ---------- --------- ---------- ---------- --------- ---------- ---------
--------------------------------------- --------- ---------- --------- ---------- ---------- --------- ---------- ---------
Zero Coupon/Pay-in Kind Securities         N          N         N          Y          N         N          Y         N
--------------------------------------- --------- ---------- --------- ---------- ---------- --------- ---------- ---------


(1) See description of "Corporate Debt Securities"
(2) See description of "Risks of Techniques Involving Leverage"
(3) See description of "Mortgage-Related Securities"
(4) See description of "Foreign Issuer Securities"
(5) See also the description of "Futures and Options Investment Risks"
(6) See description of "Investment Company Securities"
(7) See description of "Reverse Repurchase Agreements and Dollar Roll
    Agreements"
(8) See description of "Illiquid Securities"

--------------------------------------------------------------------------------
                                     9
     The Allianz Variable Insurance Products Trust - SAI - May 1, 2007
--------------------------------------------------------------------------------


--------------------------------------- --------- ---------- --------- --------- --------- ---------- --------- ---------
TYPE OF INVESTMENT OR TECHNIQUE                                        LMP       LMP
                                                                       LARGE     SMALL                          NEUBERGER
                                        JENNISON  LM         LM        CAP       CAP       MONEY      NACM      BERMAN
                                        GROWTH    GROWTH     VALUE     GROWTH    GROWTH    MARKET  INTERNATIONALREGENCY
                                        FUND      FUND       FUND      FUND      FUND      FUND       FUND      FUND
--------------------------------------- --------- ---------- --------- --------- --------- ---------- --------- ---------
--------------------------------------- --------- ---------- --------- --------- --------- ---------- --------- ---------
Asset Backed Securities(1)                 N          Y         Y         Y         Y          Y         N         N
--------------------------------------- --------- ---------- --------- --------- --------- ---------- --------- ---------
--------------------------------------- --------- ---------- --------- --------- --------- ---------- --------- ---------
Bank obligations                           Y          Y         Y         Y         Y          Y         N         N
--------------------------------------- --------- ---------- --------- --------- --------- ---------- --------- ---------
--------------------------------------- --------- ---------- --------- --------- --------- ---------- --------- ---------
Borrowing money(2)                         Y          Y         Y         Y         Y          Y         Y         Y
--------------------------------------- --------- ---------- --------- --------- --------- ---------- --------- ---------
--------------------------------------- --------- ---------- --------- --------- --------- ---------- --------- ---------
Collateralized mortgage obligations(3)     Y          Y         Y         Y         Y          Y         N         N
--------------------------------------- --------- ---------- --------- --------- --------- ---------- --------- ---------
--------------------------------------- --------- ---------- --------- --------- --------- ---------- --------- ---------
Commercial paper                           Y          Y         Y         Y         Y          Y         Y         Y
--------------------------------------- --------- ---------- --------- --------- --------- ---------- --------- ---------
--------------------------------------- --------- ---------- --------- --------- --------- ---------- --------- ---------
Common stocks of U.S. companies            Y          Y         Y         Y         Y          N         Y         Y
--------------------------------------- --------- ---------- --------- --------- --------- ---------- --------- ---------
--------------------------------------- --------- ---------- --------- --------- --------- ---------- --------- ---------
Convertible securities                     Y          Y         Y         Y         Y          N         Y         Y
--------------------------------------- --------- ---------- --------- --------- --------- ---------- --------- ---------
--------------------------------------- --------- ---------- --------- --------- --------- ---------- --------- ---------
Delayed funding loans & revolving
credit facilities                          N          N         N         N         N          N         N         N
--------------------------------------- --------- ---------- --------- --------- --------- ---------- --------- ---------
--------------------------------------- --------- ---------- --------- --------- --------- ---------- --------- ---------
Depositary receipts(4)                     Y          Y         Y         Y         Y          Y         Y         N
--------------------------------------- --------- ---------- --------- --------- --------- ---------- --------- ---------
--------------------------------------- --------- ---------- --------- --------- --------- ---------- --------- ---------
Developing country/emerging market
securities(4)                              Y          Y         Y         Y         Y          N         Y         N
--------------------------------------- --------- ---------- --------- --------- --------- ---------- --------- ---------
--------------------------------------- --------- ---------- --------- --------- --------- ---------- --------- ---------
Event-linked exposure                      N          N         N         N         N          N         N         N
--------------------------------------- --------- ---------- --------- --------- --------- ---------- --------- ---------
--------------------------------------- --------- ---------- --------- --------- --------- ---------- --------- ---------
Foreign currency options and futures       Y          Y         Y         Y         Y          N         Y         Y
--------------------------------------- --------- ---------- --------- --------- --------- ---------- --------- ---------
--------------------------------------- --------- ---------- --------- --------- --------- ---------- --------- ---------
Foreign issuer securities                  Y          Y         Y         Y         Y          Y         Y         Y
--------------------------------------- --------- ---------- --------- --------- --------- ---------- --------- ---------
--------------------------------------- --------- ---------- --------- --------- --------- ---------- --------- ---------
Forward foreign currency exchange
contracts                                  Y          Y         Y         Y         Y          N         Y         N
--------------------------------------- --------- ---------- --------- --------- --------- ---------- --------- ---------
--------------------------------------- --------- ---------- --------- --------- --------- ---------- --------- ---------
Futures(5)                                 Y          Y         Y         Y         Y          N         Y         Y
--------------------------------------- --------- ---------- --------- --------- --------- ---------- --------- ---------
--------------------------------------- --------- ---------- --------- --------- --------- ---------- --------- ---------
Guaranteed Investment Contracts            Y          N         N         N         N          N         N         N
--------------------------------------- --------- ---------- --------- --------- --------- ---------- --------- ---------
--------------------------------------- --------- ---------- --------- --------- --------- ---------- --------- ---------
Illiquid securities                        Y          Y         Y         Y         Y          Y         Y         Y
--------------------------------------- --------- ---------- --------- --------- --------- ---------- --------- ---------
--------------------------------------- --------- ---------- --------- --------- --------- ---------- --------- ---------
Investment company securities (incl.
ETFs)                                      Y          Y         Y         Y         Y          Y         Y         Y
--------------------------------------- --------- ---------- --------- --------- --------- ---------- --------- ---------
--------------------------------------- --------- ---------- --------- --------- --------- ---------- --------- ---------
Lending portfolio securities               Y          Y         Y         Y         Y          Y         Y         Y
--------------------------------------- --------- ---------- --------- --------- --------- ---------- --------- ---------
--------------------------------------- --------- ---------- --------- --------- --------- ---------- --------- ---------
Loan Participation Interests               Y          N         N         Y         Y          Y         N         N
--------------------------------------- --------- ---------- --------- --------- --------- ---------- --------- ---------
--------------------------------------- --------- ---------- --------- --------- --------- ---------- --------- ---------
Long-term corporate debt(1)                Y          Y         Y         Y         Y          N         Y         N
--------------------------------------- --------- ---------- --------- --------- --------- ---------- --------- ---------
--------------------------------------- --------- ---------- --------- --------- --------- ---------- --------- ---------
Money market instruments(6)                Y          Y         Y         Y         Y          Y         Y         Y
--------------------------------------- --------- ---------- --------- --------- --------- ---------- --------- ---------
--------------------------------------- --------- ---------- --------- --------- --------- ---------- --------- ---------
Mortgage dollar rolls(7)                   N          Y         Y         Y         Y          N         N         N
--------------------------------------- --------- ---------- --------- --------- --------- ---------- --------- ---------
--------------------------------------- --------- ---------- --------- --------- --------- ---------- --------- ---------
Mortgage-related securities                Y          Y         Y         Y         Y          Y         N         Y
--------------------------------------- --------- ---------- --------- --------- --------- ---------- --------- ---------
--------------------------------------- --------- ---------- --------- --------- --------- ---------- --------- ---------
Non-investment grade debt(1)               N          Y         Y         N         N          N         N         Y
--------------------------------------- --------- ---------- --------- --------- --------- ---------- --------- ---------
--------------------------------------- --------- ---------- --------- --------- --------- ---------- --------- ---------
Options(5)                                 Y          Y         Y         Y         Y          N         Y         Y
--------------------------------------- --------- ---------- --------- --------- --------- ---------- --------- ---------
--------------------------------------- --------- ---------- --------- --------- --------- ---------- --------- ---------
Preferred stocks                           Y          Y         Y         Y         Y          N         Y         Y
--------------------------------------- --------- ---------- --------- --------- --------- ---------- --------- ---------
--------------------------------------- --------- ---------- --------- --------- --------- ---------- --------- ---------
Real estate investment trusts (REITs)      Y          Y         Y         Y         Y          N         Y         Y
--------------------------------------- --------- ---------- --------- --------- --------- ---------- --------- ---------
--------------------------------------- --------- ---------- --------- --------- --------- ---------- --------- ---------
Repurchase agreements                      Y          Y         Y         Y         Y          Y         Y         Y
--------------------------------------- --------- ---------- --------- --------- --------- ---------- --------- ---------
--------------------------------------- --------- ---------- --------- --------- --------- ---------- --------- ---------
Restricted securities(8)                   Y          Y         Y         Y         Y          Y         Y         N
--------------------------------------- --------- ---------- --------- --------- --------- ---------- --------- ---------
--------------------------------------- --------- ---------- --------- --------- --------- ---------- --------- ---------
Reverse repurchase & dollar roll
agreements                                 N          Y         Y         Y         Y          Y         Y         Y
--------------------------------------- --------- ---------- --------- --------- --------- ---------- --------- ---------
--------------------------------------- --------- ---------- --------- --------- --------- ---------- --------- ---------
Short sales (against the box)              Y          Y         Y         Y         Y          N         Y         Y
--------------------------------------- --------- ---------- --------- --------- --------- ---------- --------- ---------
--------------------------------------- --------- ---------- --------- --------- --------- ---------- --------- ---------
Small company stocks                       Y          Y         Y         Y         Y          N         Y         N
--------------------------------------- --------- ---------- --------- --------- --------- ---------- --------- ---------
--------------------------------------- --------- ---------- --------- --------- --------- ---------- --------- ---------
Sovereign debt (foreign) (4)               Y          Y         Y         Y         Y          Y         Y         N
--------------------------------------- --------- ---------- --------- --------- --------- ---------- --------- ---------
--------------------------------------- --------- ---------- --------- --------- --------- ---------- --------- ---------
Special situation companies                Y          Y         Y         Y         Y          N         Y         N
--------------------------------------- --------- ---------- --------- --------- --------- ---------- --------- ---------
--------------------------------------- --------- ---------- --------- --------- --------- ---------- --------- ---------
Stripped Mortgage Securities(3)            Y          Y         Y         Y         Y          N         N         N
--------------------------------------- --------- ---------- --------- --------- --------- ---------- --------- ---------
--------------------------------------- --------- ---------- --------- --------- --------- ---------- --------- ---------
Structured notes                           N          N         N         N         N          N         N         N
--------------------------------------- --------- ---------- --------- --------- --------- ---------- --------- ---------
--------------------------------------- --------- ---------- --------- --------- --------- ---------- --------- ---------
Swap Agreements                            Y          Y         Y         Y         Y          N         Y         Y
--------------------------------------- --------- ---------- --------- --------- --------- ---------- --------- ---------
--------------------------------------- --------- ---------- --------- --------- --------- ---------- --------- ---------
Taxable and tax exempt municipal
securities                                 Y          Y         Y         Y         Y          N         N         N
--------------------------------------- --------- ---------- --------- --------- --------- ---------- --------- ---------
--------------------------------------- --------- ---------- --------- --------- --------- ---------- --------- ---------
U.S. Government obligations                Y          Y         Y         Y         Y          Y         N         Y
--------------------------------------- --------- ---------- --------- --------- --------- ---------- --------- ---------
--------------------------------------- --------- ---------- --------- --------- --------- ---------- --------- ---------
Variable and floating rate notes           Y          Y         Y         Y         Y          Y         N         N
--------------------------------------- --------- ---------- --------- --------- --------- ---------- --------- ---------
--------------------------------------- --------- ---------- --------- --------- --------- ---------- --------- ---------
Warrants and Rights                        Y          Y         Y         Y         Y          N         Y         N
--------------------------------------- --------- ---------- --------- --------- --------- ---------- --------- ---------
--------------------------------------- --------- ---------- --------- --------- --------- ---------- --------- ---------
When-issued / delayed-delivery
securities                                 Y          Y         Y         Y         Y          Y         Y         Y
--------------------------------------- --------- ---------- --------- --------- --------- ---------- --------- ---------
--------------------------------------- --------- ---------- --------- --------- --------- ---------- --------- ---------
Zero Coupon/Pay-in Kind Securities         Y          Y         Y         Y         Y          N         N         Y
--------------------------------------- --------- ---------- --------- --------- --------- ---------- --------- ---------


(1) See description of "Corporate Debt Securities"
(2) See description of "Risks of Techniques Involving Leverage"
(3) See description of "Mortgage-Related Securities"
(4) See description of "Foreign Issuer Securities"
(5) See also the description of "Futures and Options Investment Risks"
(6) See description of "Investment Company Securities"
(7) See description of "Reverse Repurchase Agreements and Dollar Roll
    Agreements"
(8) See description of "Illiquid Securities"

--------------------------------------------------------------------------------
                                     10
     The Allianz Variable Insurance Products Trust - SAI - May 1, 2007
--------------------------------------------------------------------------------

--------------------------------------- ---------- --------- ---------- --------- ---------- --------- ---------- ---------
TYPE OF INVESTMENT OR TECHNIQUE                                       OPPENHEIMEROPPENHEIMEROPPENHEIMEROPPENHEIMERPIMCO
                                        OCC        OCC       OCC        DEVELOPING         INTERNATIONALMAIN      TOTAL
                                        OPPORTUNIT RENAISSAN VALUE      MARKETS   GLOBAL     GROWTH    STREET     RETURN
                                        FUND       FUND      FUND       FUND      FUND       FUND      FUND       FUND
--------------------------------------- ---------- --------- ---------- --------- ---------- --------- ---------- ---------
--------------------------------------- ---------- --------- ---------- --------- ---------- --------- ---------- ---------
Asset Backed Securities(1)                  Y         N          N         N          Y         Y          Y         Y
--------------------------------------- ---------- --------- ---------- --------- ---------- --------- ---------- ---------
--------------------------------------- ---------- --------- ---------- --------- ---------- --------- ---------- ---------
Bank obligations                            Y         Y          Y         N          Y         Y          Y         Y
--------------------------------------- ---------- --------- ---------- --------- ---------- --------- ---------- ---------
--------------------------------------- ---------- --------- ---------- --------- ---------- --------- ---------- ---------
Borrowing money(2)                          Y         Y          Y         Y          Y         Y          Y         Y
--------------------------------------- ---------- --------- ---------- --------- ---------- --------- ---------- ---------
--------------------------------------- ---------- --------- ---------- --------- ---------- --------- ---------- ---------
Collateralized mortgage obligations(3)      Y         N          N         N          Y         Y          Y         Y
--------------------------------------- ---------- --------- ---------- --------- ---------- --------- ---------- ---------
--------------------------------------- ---------- --------- ---------- --------- ---------- --------- ---------- ---------
Commercial paper                            Y         Y          Y         Y          Y         Y          Y         Y
--------------------------------------- ---------- --------- ---------- --------- ---------- --------- ---------- ---------
--------------------------------------- ---------- --------- ---------- --------- ---------- --------- ---------- ---------
Common stocks of U.S. companies             Y         Y          Y         Y          Y         Y          Y         Y
--------------------------------------- ---------- --------- ---------- --------- ---------- --------- ---------- ---------
--------------------------------------- ---------- --------- ---------- --------- ---------- --------- ---------- ---------
Convertible securities                      Y         Y          Y         Y          Y         Y          Y         Y
--------------------------------------- ---------- --------- ---------- --------- ---------- --------- ---------- ---------
--------------------------------------- ---------- --------- ---------- --------- ---------- --------- ---------- ---------
Delayed funding loans & revolving
credit facilities                           Y         N          N         N          N         N          N         Y
--------------------------------------- ---------- --------- ---------- --------- ---------- --------- ---------- ---------
--------------------------------------- ---------- --------- ---------- --------- ---------- --------- ---------- ---------
Depositary receipts(4)                      Y         Y          Y         N          Y         Y          Y         Y
--------------------------------------- ---------- --------- ---------- --------- ---------- --------- ---------- ---------
--------------------------------------- ---------- --------- ---------- --------- ---------- --------- ---------- ---------
Developing country/emerging market
securities(4)                               Y         Y          Y         Y          Y         Y          Y         Y
--------------------------------------- ---------- --------- ---------- --------- ---------- --------- ---------- ---------
--------------------------------------- ---------- --------- ---------- --------- ---------- --------- ---------- ---------
Event-linked exposure                       Y         N          N         N          N         N          N         Y
--------------------------------------- ---------- --------- ---------- --------- ---------- --------- ---------- ---------
--------------------------------------- ---------- --------- ---------- --------- ---------- --------- ---------- ---------
Foreign currency options and futures        Y         Y          Y         Y          Y         Y          Y         Y
--------------------------------------- ---------- --------- ---------- --------- ---------- --------- ---------- ---------
--------------------------------------- ---------- --------- ---------- --------- ---------- --------- ---------- ---------
Foreign issuer securities                   Y         Y          Y         Y          Y         Y          Y         Y
--------------------------------------- ---------- --------- ---------- --------- ---------- --------- ---------- ---------
--------------------------------------- ---------- --------- ---------- --------- ---------- --------- ---------- ---------
Forward foreign currency exchange
contracts                                   Y         Y          Y         N          Y         Y          Y         Y
--------------------------------------- ---------- --------- ---------- --------- ---------- --------- ---------- ---------
--------------------------------------- ---------- --------- ---------- --------- ---------- --------- ---------- ---------
Futures(5)                                  Y         Y          Y         Y          Y         Y          Y         Y
--------------------------------------- ---------- --------- ---------- --------- ---------- --------- ---------- ---------
--------------------------------------- ---------- --------- ---------- --------- ---------- --------- ---------- ---------
Guaranteed Investment Contracts             N         N          N         N          N         N          N         N
--------------------------------------- ---------- --------- ---------- --------- ---------- --------- ---------- ---------
--------------------------------------- ---------- --------- ---------- --------- ---------- --------- ---------- ---------
Illiquid securities                         Y         Y          Y         Y          Y         Y          Y         Y
--------------------------------------- ---------- --------- ---------- --------- ---------- --------- ---------- ---------
--------------------------------------- ---------- --------- ---------- --------- ---------- --------- ---------- ---------
Investment company securities (incl.
ETFs)                                       Y         Y          Y         Y          Y         Y          Y         Y
--------------------------------------- ---------- --------- ---------- --------- ---------- --------- ---------- ---------
--------------------------------------- ---------- --------- ---------- --------- ---------- --------- ---------- ---------
Lending portfolio securities                Y         Y          Y         Y          Y         Y          Y         Y
--------------------------------------- ---------- --------- ---------- --------- ---------- --------- ---------- ---------
--------------------------------------- ---------- --------- ---------- --------- ---------- --------- ---------- ---------
Loan Participation Interests                Y         N          N         N          N         N          N         Y
--------------------------------------- ---------- --------- ---------- --------- ---------- --------- ---------- ---------
--------------------------------------- ---------- --------- ---------- --------- ---------- --------- ---------- ---------
Long-term corporate debt(1)                 Y         Y          Y         Y          Y         Y          Y         Y
--------------------------------------- ---------- --------- ---------- --------- ---------- --------- ---------- ---------
--------------------------------------- ---------- --------- ---------- --------- ---------- --------- ---------- ---------
Money market instruments(6)                 Y         Y          Y         N          Y         Y          Y         Y
--------------------------------------- ---------- --------- ---------- --------- ---------- --------- ---------- ---------
--------------------------------------- ---------- --------- ---------- --------- ---------- --------- ---------- ---------
Mortgage dollar rolls(7)                    Y         N          N         N          Y         Y          Y         Y
--------------------------------------- ---------- --------- ---------- --------- ---------- --------- ---------- ---------
--------------------------------------- ---------- --------- ---------- --------- ---------- --------- ---------- ---------
Mortgage-related securities                 Y         N          N         N          Y         Y          Y         Y
--------------------------------------- ---------- --------- ---------- --------- ---------- --------- ---------- ---------
--------------------------------------- ---------- --------- ---------- --------- ---------- --------- ---------- ---------
Non-investment grade debt(1)                Y         N          N         Y          Y         Y          Y         Y
--------------------------------------- ---------- --------- ---------- --------- ---------- --------- ---------- ---------
--------------------------------------- ---------- --------- ---------- --------- ---------- --------- ---------- ---------
Options(5)                                  Y         Y          Y         Y          Y         Y          Y         Y
--------------------------------------- ---------- --------- ---------- --------- ---------- --------- ---------- ---------
--------------------------------------- ---------- --------- ---------- --------- ---------- --------- ---------- ---------
Preferred stocks                            Y         Y          Y         Y          Y         Y          Y         Y
--------------------------------------- ---------- --------- ---------- --------- ---------- --------- ---------- ---------
--------------------------------------- ---------- --------- ---------- --------- ---------- --------- ---------- ---------
Real estate investment trusts (REITs)       Y         Y          Y         N          Y         N          Y         Y
--------------------------------------- ---------- --------- ---------- --------- ---------- --------- ---------- ---------
--------------------------------------- ---------- --------- ---------- --------- ---------- --------- ---------- ---------
Repurchase agreements                       Y         Y          Y         Y          Y         Y          Y         Y
--------------------------------------- ---------- --------- ---------- --------- ---------- --------- ---------- ---------
--------------------------------------- ---------- --------- ---------- --------- ---------- --------- ---------- ---------
Restricted securities(8)                    Y         Y          Y         Y          Y         Y          Y         Y
--------------------------------------- ---------- --------- ---------- --------- ---------- --------- ---------- ---------
--------------------------------------- ---------- --------- ---------- --------- ---------- --------- ---------- ---------
Reverse repurchase & dollar roll
agreements                                  N         N          N         N          Y         Y          Y         Y
--------------------------------------- ---------- --------- ---------- --------- ---------- --------- ---------- ---------
--------------------------------------- ---------- --------- ---------- --------- ---------- --------- ---------- ---------
Short sales (against the box)               Y         N          N         N          N         N          N         Y
--------------------------------------- ---------- --------- ---------- --------- ---------- --------- ---------- ---------
--------------------------------------- ---------- --------- ---------- --------- ---------- --------- ---------- ---------
Small company stocks                        Y         Y          Y         Y          Y         Y          Y         N
--------------------------------------- ---------- --------- ---------- --------- ---------- --------- ---------- ---------
--------------------------------------- ---------- --------- ---------- --------- ---------- --------- ---------- ---------
Sovereign debt (foreign) (4)                Y         Y          Y         N          Y         Y          Y         Y
--------------------------------------- ---------- --------- ---------- --------- ---------- --------- ---------- ---------
--------------------------------------- ---------- --------- ---------- --------- ---------- --------- ---------- ---------
Special situation companies                 N         Y          Y         N          Y         Y          Y         N
--------------------------------------- ---------- --------- ---------- --------- ---------- --------- ---------- ---------
--------------------------------------- ---------- --------- ---------- --------- ---------- --------- ---------- ---------
Stripped Mortgage Securities(3)             Y         N          N         N          Y         Y          Y         Y
--------------------------------------- ---------- --------- ---------- --------- ---------- --------- ---------- ---------
--------------------------------------- ---------- --------- ---------- --------- ---------- --------- ---------- ---------
Structured notes                            N         N          N         N          N         N          N         Y
--------------------------------------- ---------- --------- ---------- --------- ---------- --------- ---------- ---------
--------------------------------------- ---------- --------- ---------- --------- ---------- --------- ---------- ---------
Swap Agreements                             Y         N          N         N          N         Y          Y         Y
--------------------------------------- ---------- --------- ---------- --------- ---------- --------- ---------- ---------
--------------------------------------- ---------- --------- ---------- --------- ---------- --------- ---------- ---------
Taxable and tax exempt municipal
securities                                  Y         N          N         N          N         N          N         Y
--------------------------------------- ---------- --------- ---------- --------- ---------- --------- ---------- ---------
--------------------------------------- ---------- --------- ---------- --------- ---------- --------- ---------- ---------
U.S. Government obligations                 Y         Y          Y         N          Y         Y          Y         Y
--------------------------------------- ---------- --------- ---------- --------- ---------- --------- ---------- ---------
--------------------------------------- ---------- --------- ---------- --------- ---------- --------- ---------- ---------
Variable and floating rate notes            Y         Y          Y         N          Y         Y          Y         Y
--------------------------------------- ---------- --------- ---------- --------- ---------- --------- ---------- ---------
--------------------------------------- ---------- --------- ---------- --------- ---------- --------- ---------- ---------
Warrants and Rights                         Y         Y          Y         Y          Y         Y          Y         Y
--------------------------------------- ---------- --------- ---------- --------- ---------- --------- ---------- ---------
--------------------------------------- ---------- --------- ---------- --------- ---------- --------- ---------- ---------
When-issued / delayed-delivery
securities                                  Y         Y          Y         Y          Y         Y          Y         Y
--------------------------------------- ---------- --------- ---------- --------- ---------- --------- ---------- ---------
--------------------------------------- ---------- --------- ---------- --------- ---------- --------- ---------- ---------
Zero Coupon/Pay-in Kind Securities          Y         N          N         N          Y         Y          Y         Y
--------------------------------------- ---------- --------- ---------- --------- ---------- --------- ---------- ---------


(1) See description of "Corporate Debt Securities"
(2) See description of "Risksof Techniques Involving Leverage"
(3) See description of "Mortgage-RelatedSecurities"
(4) See description of "Foreign Issuer Securities"
(5) See also thedescription of "Futures and Options Investment Risks"
(6) See description of "Investment Company Securities"
(7) See description of "Reverse Repurchase Agreements and Dollar Roll
    Agreements"
(8) See description of "Illiquid Securities"


--------------------------------------------------------------------------------
                                     11
     The Allianz Variable Insurance Products Trust - SAI - May 1, 2007
--------------------------------------------------------------------------------

---------------------------------------- --------- --------- ---------- --------- --------- ---------- --------- ---------
TYPE OF INVESTMENT OR TECHNIQUE                              SMALL
                                         SCHRODER            CAP        TARGET
                                      INTERNATIONALS&P 500   STOCK      DOUBLE    TARGETPLUSTARGETPLUS TARGETPLUSTARGETPLUS
                                         SMALL     INDEX     INDEX      PLAY      BALANCED  EQUITY     GROWTH    MODERATE
                                         CAP FUND  FUND      FUND       FUND      FUND      FUND       FUND      FUND
---------------------------------------- --------- --------- ---------- --------- --------- ---------- --------- ---------
---------------------------------------- --------- --------- ---------- --------- --------- ---------- --------- ---------
Asset Backed Securities(1)                  Y         Y          Y         Y         Y          Y         Y         Y
---------------------------------------- --------- --------- ---------- --------- --------- ---------- --------- ---------
---------------------------------------- --------- --------- ---------- --------- --------- ---------- --------- ---------
Bank obligations                            Y         Y          Y         N         Y          N         Y         Y
---------------------------------------- --------- --------- ---------- --------- --------- ---------- --------- ---------
---------------------------------------- --------- --------- ---------- --------- --------- ---------- --------- ---------
Borrowing money(2)                          Y         Y          Y         Y         Y          Y         Y         Y
---------------------------------------- --------- --------- ---------- --------- --------- ---------- --------- ---------
---------------------------------------- --------- --------- ---------- --------- --------- ---------- --------- ---------
Collateralized mortgage obligations(3)      Y         N          N         N         Y          N         Y         Y
---------------------------------------- --------- --------- ---------- --------- --------- ---------- --------- ---------
---------------------------------------- --------- --------- ---------- --------- --------- ---------- --------- ---------
Commercial paper                            Y         Y          Y         Y         Y          Y         Y         Y
---------------------------------------- --------- --------- ---------- --------- --------- ---------- --------- ---------
---------------------------------------- --------- --------- ---------- --------- --------- ---------- --------- ---------
Common stocks of U.S. companies             Y         Y          Y         Y         Y          Y         Y         Y
---------------------------------------- --------- --------- ---------- --------- --------- ---------- --------- ---------
---------------------------------------- --------- --------- ---------- --------- --------- ---------- --------- ---------
Convertible securities                      Y         Y          Y         Y         Y          Y         Y         Y
---------------------------------------- --------- --------- ---------- --------- --------- ---------- --------- ---------
---------------------------------------- --------- --------- ---------- --------- --------- ---------- --------- ---------
Delayed funding loans & revolving
credit facilities                           N         N          N         N         Y          N         Y         Y
---------------------------------------- --------- --------- ---------- --------- --------- ---------- --------- ---------
---------------------------------------- --------- --------- ---------- --------- --------- ---------- --------- ---------
Depositary receipts(4)                      Y         Y          Y         Y         Y          Y         Y         Y
---------------------------------------- --------- --------- ---------- --------- --------- ---------- --------- ---------
---------------------------------------- --------- --------- ---------- --------- --------- ---------- --------- ---------
Developing country/emerging market
securities(4)                               Y         Y          Y         N         Y          Y         Y         Y
---------------------------------------- --------- --------- ---------- --------- --------- ---------- --------- ---------
---------------------------------------- --------- --------- ---------- --------- --------- ---------- --------- ---------
Event-linked exposure                       N         N          N         N         Y          N         Y         Y
---------------------------------------- --------- --------- ---------- --------- --------- ---------- --------- ---------
---------------------------------------- --------- --------- ---------- --------- --------- ---------- --------- ---------
Foreign currency options and futures        Y         N          N         N         Y          N         Y         Y
---------------------------------------- --------- --------- ---------- --------- --------- ---------- --------- ---------
---------------------------------------- --------- --------- ---------- --------- --------- ---------- --------- ---------
Foreign issuer securities                   Y         Y          Y         Y         Y          Y         Y         Y
---------------------------------------- --------- --------- ---------- --------- --------- ---------- --------- ---------
---------------------------------------- --------- --------- ---------- --------- --------- ---------- --------- ---------
Forward foreign currency exchange
contracts                                   Y         N          N         N         Y          N         Y         Y
---------------------------------------- --------- --------- ---------- --------- --------- ---------- --------- ---------
---------------------------------------- --------- --------- ---------- --------- --------- ---------- --------- ---------
Futures(5)                                  Y         Y          Y         N         Y          N         Y         Y
---------------------------------------- --------- --------- ---------- --------- --------- ---------- --------- ---------
---------------------------------------- --------- --------- ---------- --------- --------- ---------- --------- ---------
Guaranteed Investment Contracts             N         N          N         N         Y          N         Y         Y
---------------------------------------- --------- --------- ---------- --------- --------- ---------- --------- ---------
---------------------------------------- --------- --------- ---------- --------- --------- ---------- --------- ---------
Illiquid securities                         Y         Y          Y         Y         Y          Y         Y         Y
---------------------------------------- --------- --------- ---------- --------- --------- ---------- --------- ---------
---------------------------------------- --------- --------- ---------- --------- --------- ---------- --------- ---------
Investment company securities (incl.
ETFs)                                       Y         Y          Y         Y         Y          Y         Y         Y
---------------------------------------- --------- --------- ---------- --------- --------- ---------- --------- ---------
---------------------------------------- --------- --------- ---------- --------- --------- ---------- --------- ---------
Lending portfolio securities                Y         Y          Y         Y         Y          Y         Y         Y
---------------------------------------- --------- --------- ---------- --------- --------- ---------- --------- ---------
---------------------------------------- --------- --------- ---------- --------- --------- ---------- --------- ---------
Loan Participation Interests                N         N          N         N         Y          N         Y         Y
---------------------------------------- --------- --------- ---------- --------- --------- ---------- --------- ---------
---------------------------------------- --------- --------- ---------- --------- --------- ---------- --------- ---------
Long-term corporate debt(1)                 Y         N          N         N         Y          N         Y         Y
---------------------------------------- --------- --------- ---------- --------- --------- ---------- --------- ---------
---------------------------------------- --------- --------- ---------- --------- --------- ---------- --------- ---------
Money market instruments(6)                 Y         Y          Y         Y         Y          Y         Y         Y
---------------------------------------- --------- --------- ---------- --------- --------- ---------- --------- ---------
---------------------------------------- --------- --------- ---------- --------- --------- ---------- --------- ---------
Mortgage dollar rolls(7)                    Y         N          N         N         Y          N         Y         Y
---------------------------------------- --------- --------- ---------- --------- --------- ---------- --------- ---------
---------------------------------------- --------- --------- ---------- --------- --------- ---------- --------- ---------
Mortgage-related securities                 Y         Y          Y         N         Y          N         Y         Y
---------------------------------------- --------- --------- ---------- --------- --------- ---------- --------- ---------
---------------------------------------- --------- --------- ---------- --------- --------- ---------- --------- ---------
Non-investment grade debt(1)                Y         N          N         N         Y          N         Y         Y
---------------------------------------- --------- --------- ---------- --------- --------- ---------- --------- ---------
---------------------------------------- --------- --------- ---------- --------- --------- ---------- --------- ---------
Options(5)                                  Y         Y          Y         N         Y          N         Y         Y
---------------------------------------- --------- --------- ---------- --------- --------- ---------- --------- ---------
---------------------------------------- --------- --------- ---------- --------- --------- ---------- --------- ---------
Preferred stocks                            Y         Y          Y         Y         Y          Y         Y         Y
---------------------------------------- --------- --------- ---------- --------- --------- ---------- --------- ---------
---------------------------------------- --------- --------- ---------- --------- --------- ---------- --------- ---------
Real estate investment trusts (REITs)       Y         Y          Y         Y         Y          Y         Y         Y
---------------------------------------- --------- --------- ---------- --------- --------- ---------- --------- ---------
---------------------------------------- --------- --------- ---------- --------- --------- ---------- --------- ---------
Repurchase agreements                       Y         Y          Y         Y         Y          Y         Y         Y
---------------------------------------- --------- --------- ---------- --------- --------- ---------- --------- ---------
---------------------------------------- --------- --------- ---------- --------- --------- ---------- --------- ---------
Restricted securities(8)                    Y         Y          Y         Y         Y          Y         Y         Y
---------------------------------------- --------- --------- ---------- --------- --------- ---------- --------- ---------
---------------------------------------- --------- --------- ---------- --------- --------- ---------- --------- ---------
Reverse repurchase & dollar roll
agreements                                  Y         Y          Y         Y         Y          Y         Y         Y
---------------------------------------- --------- --------- ---------- --------- --------- ---------- --------- ---------
---------------------------------------- --------- --------- ---------- --------- --------- ---------- --------- ---------
Short sales (against the box)               Y         Y          Y         N         Y          N         Y         Y
---------------------------------------- --------- --------- ---------- --------- --------- ---------- --------- ---------
---------------------------------------- --------- --------- ---------- --------- --------- ---------- --------- ---------
Small company stocks                        Y         Y          Y         Y         Y          Y         Y         Y
---------------------------------------- --------- --------- ---------- --------- --------- ---------- --------- ---------
---------------------------------------- --------- --------- ---------- --------- --------- ---------- --------- ---------
Sovereign debt (foreign) (4)                Y         N          N         N         Y          N         Y         Y
---------------------------------------- --------- --------- ---------- --------- --------- ---------- --------- ---------
---------------------------------------- --------- --------- ---------- --------- --------- ---------- --------- ---------
Special situation companies                 Y         Y          Y         Y         Y          Y         Y         Y
---------------------------------------- --------- --------- ---------- --------- --------- ---------- --------- ---------
---------------------------------------- --------- --------- ---------- --------- --------- ---------- --------- ---------
Stripped Mortgage Securities(3)             N         N          N         N         Y          N         Y         Y
---------------------------------------- --------- --------- ---------- --------- --------- ---------- --------- ---------
---------------------------------------- --------- --------- ---------- --------- --------- ---------- --------- ---------
Structured notes                            Y         N          N         N         Y          N         Y         Y
---------------------------------------- --------- --------- ---------- --------- --------- ---------- --------- ---------
---------------------------------------- --------- --------- ---------- --------- --------- ---------- --------- ---------
Swap Agreements                             Y         N          N         N         Y          N         Y         Y
---------------------------------------- --------- --------- ---------- --------- --------- ---------- --------- ---------
---------------------------------------- --------- --------- ---------- --------- --------- ---------- --------- ---------
Taxable and tax exempt municipal
securities                                  Y         Y          Y         N         Y          N         Y         Y
---------------------------------------- --------- --------- ---------- --------- --------- ---------- --------- ---------
---------------------------------------- --------- --------- ---------- --------- --------- ---------- --------- ---------
U.S. Government obligations                 Y         Y          Y         Y         Y          Y         Y         Y
---------------------------------------- --------- --------- ---------- --------- --------- ---------- --------- ---------
---------------------------------------- --------- --------- ---------- --------- --------- ---------- --------- ---------
Variable and floating rate notes            Y         Y          Y         Y         Y          Y         Y         Y
---------------------------------------- --------- --------- ---------- --------- --------- ---------- --------- ---------
---------------------------------------- --------- --------- ---------- --------- --------- ---------- --------- ---------
Warrants and Rights                         Y         Y          Y         Y         Y          Y         Y         Y
---------------------------------------- --------- --------- ---------- --------- --------- ---------- --------- ---------
---------------------------------------- --------- --------- ---------- --------- --------- ---------- --------- ---------
When-issued / delayed-delivery
securities                                  Y         Y          Y         Y         Y          Y         Y         Y
---------------------------------------- --------- --------- ---------- --------- --------- ---------- --------- ---------
---------------------------------------- --------- --------- ---------- --------- --------- ---------- --------- ---------
Zero Coupon/Pay-in Kind Securities          Y         N          N         N         Y          N         Y         Y
---------------------------------------- --------- --------- ---------- --------- --------- ---------- --------- ---------

(1) See description of "Corporate Debt Securities"
(2) See description of "Risksof Techniques Involving Leverage"
(3) See description of "Mortgage-RelatedSecurities"
(4) See description of "Foreign Issuer Securities"
(5) See also thedescription of "Futures and Options Investment Risks"
(6) See description of "Investment Company Securities"
(7) See description of "Reverse Repurchase Agreements and Dollar Roll
    Agreements"
(8) See description of "Illiquid Securities"

--------------------------------------------------------------------------------
                                     12
     The Allianz Variable Insurance Products Trust - SAI - May 1, 2007
--------------------------------------------------------------------------------

---------------------------------------- --------- ---------- --------- ---------- --------- --------- ---------- ---------
TYPE OF INVESTMENT OR TECHNIQUE                               VK                   VK        VK
                                         VK                   EQUITY    VK         GLOBAL    GROWTH    VK MID     VK
                                         AGGRESSIVEVK         AND       GLOBAL     REAL      AND       CAP        STRATEGIC
                                         GROWTH    COMSTOCK   INCOME    FRANCHISE  ESTATE    INCOME    GROWTH     GROWTH
                                         FUND      FUND       FUND      FUND       FUND      FUND      FUND       FUND
---------------------------------------- --------- ---------- --------- ---------- --------- --------- ---------- ---------
---------------------------------------- --------- ---------- --------- ---------- --------- --------- ---------- ---------
Asset Backed Securities(1)                  N          N         Y          Y         N         N          N         N
---------------------------------------- --------- ---------- --------- ---------- --------- --------- ---------- ---------
---------------------------------------- --------- ---------- --------- ---------- --------- --------- ---------- ---------
Bank obligations                            Y          Y         Y          Y         N         Y          Y         Y
---------------------------------------- --------- ---------- --------- ---------- --------- --------- ---------- ---------
---------------------------------------- --------- ---------- --------- ---------- --------- --------- ---------- ---------
Borrowing money(2)                          Y          Y         Y          Y         Y         Y          Y         Y
---------------------------------------- --------- ---------- --------- ---------- --------- --------- ---------- ---------
---------------------------------------- --------- ---------- --------- ---------- --------- --------- ---------- ---------
Collateralized mortgage obligations(3)      N          N         N          N         N         N          N         N
---------------------------------------- --------- ---------- --------- ---------- --------- --------- ---------- ---------
---------------------------------------- --------- ---------- --------- ---------- --------- --------- ---------- ---------
Commercial paper                            Y          Y         Y          Y         Y         Y          Y         Y
---------------------------------------- --------- ---------- --------- ---------- --------- --------- ---------- ---------
---------------------------------------- --------- ---------- --------- ---------- --------- --------- ---------- ---------
Common stocks of U.S. companies             Y          Y         Y          Y         Y         Y          Y         Y
---------------------------------------- --------- ---------- --------- ---------- --------- --------- ---------- ---------
---------------------------------------- --------- ---------- --------- ---------- --------- --------- ---------- ---------
Convertible securities                      Y          Y         Y          Y         Y         Y          Y         Y
---------------------------------------- --------- ---------- --------- ---------- --------- --------- ---------- ---------
---------------------------------------- --------- ---------- --------- ---------- --------- --------- ---------- ---------
Delayed funding loans & revolving
credit facilities                           N          N         N          N         N         N          N         N
---------------------------------------- --------- ---------- --------- ---------- --------- --------- ---------- ---------
---------------------------------------- --------- ---------- --------- ---------- --------- --------- ---------- ---------
Depositary receipts(4)                      Y          Y         Y          Y         Y         Y          Y         Y
---------------------------------------- --------- ---------- --------- ---------- --------- --------- ---------- ---------
---------------------------------------- --------- ---------- --------- ---------- --------- --------- ---------- ---------
Developing country/emerging market
securities(4)                               Y          Y         Y          Y         Y         Y          Y         Y
---------------------------------------- --------- ---------- --------- ---------- --------- --------- ---------- ---------
---------------------------------------- --------- ---------- --------- ---------- --------- --------- ---------- ---------
Event-linked exposure                       N          N         N          N         N         N          N         N
---------------------------------------- --------- ---------- --------- ---------- --------- --------- ---------- ---------
---------------------------------------- --------- ---------- --------- ---------- --------- --------- ---------- ---------
Foreign currency options and futures        Y          N         Y          Y         Y         Y          Y         Y
---------------------------------------- --------- ---------- --------- ---------- --------- --------- ---------- ---------
---------------------------------------- --------- ---------- --------- ---------- --------- --------- ---------- ---------
Foreign issuer securities                   Y          Y         Y          Y         Y         Y          Y         Y
---------------------------------------- --------- ---------- --------- ---------- --------- --------- ---------- ---------
---------------------------------------- --------- ---------- --------- ---------- --------- --------- ---------- ---------
Forward foreign currency exchange
contracts                                   Y          Y         Y          Y         Y         Y          Y         Y
---------------------------------------- --------- ---------- --------- ---------- --------- --------- ---------- ---------
---------------------------------------- --------- ---------- --------- ---------- --------- --------- ---------- ---------
Futures(5)                                  Y          Y         Y          Y         Y         Y          Y         Y
---------------------------------------- --------- ---------- --------- ---------- --------- --------- ---------- ---------
---------------------------------------- --------- ---------- --------- ---------- --------- --------- ---------- ---------
Guaranteed Investment Contracts             N          N         N          N         N         N          N         N
---------------------------------------- --------- ---------- --------- ---------- --------- --------- ---------- ---------
---------------------------------------- --------- ---------- --------- ---------- --------- --------- ---------- ---------
Illiquid securities                         Y          Y         Y          Y         Y         Y          Y         Y
---------------------------------------- --------- ---------- --------- ---------- --------- --------- ---------- ---------
---------------------------------------- --------- ---------- --------- ---------- --------- --------- ---------- ---------
Investment company securities (incl.
ETFs)                                       Y          Y         Y          Y         Y         Y          Y         Y
---------------------------------------- --------- ---------- --------- ---------- --------- --------- ---------- ---------
---------------------------------------- --------- ---------- --------- ---------- --------- --------- ---------- ---------
Lending portfolio securities                Y          Y         Y          Y         Y         Y          Y         Y
---------------------------------------- --------- ---------- --------- ---------- --------- --------- ---------- ---------
---------------------------------------- --------- ---------- --------- ---------- --------- --------- ---------- ---------
Loan Participation Interests                N          N         N          N         N         N          N         N
---------------------------------------- --------- ---------- --------- ---------- --------- --------- ---------- ---------
---------------------------------------- --------- ---------- --------- ---------- --------- --------- ---------- ---------
Long-term corporate debt(1)                 Y          Y         Y          Y         Y         Y          Y         Y
---------------------------------------- --------- ---------- --------- ---------- --------- --------- ---------- ---------
---------------------------------------- --------- ---------- --------- ---------- --------- --------- ---------- ---------
Money market instruments(6)                 Y          Y         Y          Y         Y         Y          Y         Y
---------------------------------------- --------- ---------- --------- ---------- --------- --------- ---------- ---------
---------------------------------------- --------- ---------- --------- ---------- --------- --------- ---------- ---------
Mortgage dollar rolls(7)                    N          N         N          N         N         N          N         Y
---------------------------------------- --------- ---------- --------- ---------- --------- --------- ---------- ---------
---------------------------------------- --------- ---------- --------- ---------- --------- --------- ---------- ---------
Mortgage-related securities                 N          N         Y          Y         Y         N          N         Y
---------------------------------------- --------- ---------- --------- ---------- --------- --------- ---------- ---------
---------------------------------------- --------- ---------- --------- ---------- --------- --------- ---------- ---------
Non-investment grade debt(1)                N          N         Y          N         N         N          N         N
---------------------------------------- --------- ---------- --------- ---------- --------- --------- ---------- ---------
---------------------------------------- --------- ---------- --------- ---------- --------- --------- ---------- ---------
Options(5)                                  Y          Y         Y          Y         Y         Y          Y         Y
---------------------------------------- --------- ---------- --------- ---------- --------- --------- ---------- ---------
---------------------------------------- --------- ---------- --------- ---------- --------- --------- ---------- ---------
Preferred stocks                            Y          Y         Y          Y         Y         Y          Y         Y
---------------------------------------- --------- ---------- --------- ---------- --------- --------- ---------- ---------
---------------------------------------- --------- ---------- --------- ---------- --------- --------- ---------- ---------
Real estate investment trusts (REITs)       Y          Y         Y          Y         Y         Y          Y         Y
---------------------------------------- --------- ---------- --------- ---------- --------- --------- ---------- ---------
---------------------------------------- --------- ---------- --------- ---------- --------- --------- ---------- ---------
Repurchase agreements                       Y          Y         Y          Y         Y         Y          Y         Y
---------------------------------------- --------- ---------- --------- ---------- --------- --------- ---------- ---------
---------------------------------------- --------- ---------- --------- ---------- --------- --------- ---------- ---------
Restricted securities(8)                    Y          Y         Y          Y         Y         Y          Y         Y
---------------------------------------- --------- ---------- --------- ---------- --------- --------- ---------- ---------
---------------------------------------- --------- ---------- --------- ---------- --------- --------- ---------- ---------
Reverse repurchase & dollar roll
agreements                                  Y          N         N          Y         N         N          Y         Y
---------------------------------------- --------- ---------- --------- ---------- --------- --------- ---------- ---------
---------------------------------------- --------- ---------- --------- ---------- --------- --------- ---------- ---------
Short sales (against the box)               Y          N         N          Y         Y         N          Y         Y
---------------------------------------- --------- ---------- --------- ---------- --------- --------- ---------- ---------
---------------------------------------- --------- ---------- --------- ---------- --------- --------- ---------- ---------
Small company stocks                        Y          Y         Y          Y         Y         Y          Y         Y
---------------------------------------- --------- ---------- --------- ---------- --------- --------- ---------- ---------
---------------------------------------- --------- ---------- --------- ---------- --------- --------- ---------- ---------
Sovereign debt (foreign) (4)                N          N         Y          Y         N         Y          N         N
---------------------------------------- --------- ---------- --------- ---------- --------- --------- ---------- ---------
---------------------------------------- --------- ---------- --------- ---------- --------- --------- ---------- ---------
Special situation companies                 Y          Y         N          Y         N         N          Y         Y
---------------------------------------- --------- ---------- --------- ---------- --------- --------- ---------- ---------
---------------------------------------- --------- ---------- --------- ---------- --------- --------- ---------- ---------
Stripped Mortgage Securities(3)             N          N         N          N         N         N          N         N
---------------------------------------- --------- ---------- --------- ---------- --------- --------- ---------- ---------
---------------------------------------- --------- ---------- --------- ---------- --------- --------- ---------- ---------
Structured notes                            N          N         N          N         N         N          N         N
---------------------------------------- --------- ---------- --------- ---------- --------- --------- ---------- ---------
---------------------------------------- --------- ---------- --------- ---------- --------- --------- ---------- ---------
Swap Agreements                             N          N         N          Y         Y         N          N         N
---------------------------------------- --------- ---------- --------- ---------- --------- --------- ---------- ---------
---------------------------------------- --------- ---------- --------- ---------- --------- --------- ---------- ---------
Taxable and tax exempt municipal
securities                                  N          N         N          Y         N         N          N         N
---------------------------------------- --------- ---------- --------- ---------- --------- --------- ---------- ---------
---------------------------------------- --------- ---------- --------- ---------- --------- --------- ---------- ---------
U.S. Government obligations                 Y          Y         Y          Y         Y         Y          Y         Y
---------------------------------------- --------- ---------- --------- ---------- --------- --------- ---------- ---------
---------------------------------------- --------- ---------- --------- ---------- --------- --------- ---------- ---------
Variable and floating rate notes            N          N         N          Y         Y         N          N         Y
---------------------------------------- --------- ---------- --------- ---------- --------- --------- ---------- ---------
---------------------------------------- --------- ---------- --------- ---------- --------- --------- ---------- ---------
Warrants and Rights                         Y          Y         Y          Y         Y         Y          Y         Y
---------------------------------------- --------- ---------- --------- ---------- --------- --------- ---------- ---------
---------------------------------------- --------- ---------- --------- ---------- --------- --------- ---------- ---------
When-issued / delayed-delivery
securities                                  Y          N         Y          Y         Y         N          Y         Y
---------------------------------------- --------- ---------- --------- ---------- --------- --------- ---------- ---------
---------------------------------------- --------- ---------- --------- ---------- --------- --------- ---------- ---------
Zero Coupon/Pay-in Kind Securities          N          N         Y          Y         Y         N          N         N
---------------------------------------- --------- ---------- --------- ---------- --------- --------- ---------- ---------

(1) See description of "Corporate Debt Securities"
(2) See description of "Risksof Techniques Involving Leverage"
(3) See description of "Mortgage-RelatedSecurities"
(4) See description of "Foreign Issuer Securities" (
(5) See also thedescription of "Futures and Options Investment Risks"
(6) See description of "Investment Company Securities"
(7) See description of "Reverse Repurchase Agreements and Dollar Roll
    Agreements"
(8) See description of "Illiquid Securities"

--------------------------------------------------------------------------------
                                     13
     The Allianz Variable Insurance Products Trust - SAI - May 1, 2007
--------------------------------------------------------------------------------

BANK OBLIGATIONS
Certain Funds may invest in bank obligations consisting of bankers' acceptances, certificates of deposit and time deposits.

Bankers' acceptances are negotiable drafts or bills of exchange typically drawn by an importer or exporter to pay for specific merchandise which are "accepted" by a bank, meaning, in effect, that the bank unconditionally agrees to pay the face value of the instrument on maturity. Bankers' acceptances invested in by the Funds will be those guaranteed by domestic and foreign banks having, at the time of investment, capital, surplus and undivided profits in excess of $100,000,000 (as of the date of their most recently published financial statements).

Certificates of deposit are negotiable certificates issued against funds deposited in a commercial bank or a savings and loan association for a definite period of time and earning a specified return. Certificates of deposit and time deposits will be those of domestic and foreign banks and savings and loan associations if (a) at the time of investment, the depository or institution has capital, surplus, and undivided profits in excess of $100,000,000 (as of the date of its most recently published financial statements), or (b) the principal amount of the instrument is insured in full by the Federal Deposit Insurance Corporation.

Certain Funds may also invest in Eurodollar certificates of deposit ("Euro CDs"), which are U.S. dollar-denominated certificates of deposit issued by offices of foreign and domestic banks located outside the United States; Yankee certificates of deposit ("Yankee CDs") which are certificates of deposit issued by a U.S. branch of a foreign bank denominated in U.S. dollars and held in the United States; Eurodollar time deposits ("ETDs") which are U.S. dollar-denominated deposits in a foreign branch of a U.S. bank or foreign bank; and Canadian time deposits, which are basically the same as ETDs, except they are issued by Canadian offices of major Canadian banks.

Eurodollar and Yankee bank obligations are subject to the same risks that pertain to domestic issues, notably credit risk, market risk and liquidity risk. Additionally, Eurodollar (and to a limited extent, Yankee) bank obligations are subject to certain sovereign risks. One such risk is the possibility that a sovereign country might prevent capital, in the form of dollars, from flowing across their borders. Other risks include: adverse political and economic developments; the extent and quality of government regulation of financial markets and institutions; the imposition of foreign withholding taxes, and the expropriation or nationalization of foreign issues.

COMMERCIAL PAPER
Commercial paper consists of unsecured promissory notes issued by corporations. Except as noted below with respect to variable amount master demand notes, issues of commercial paper normally have maturities of less than 9 months and fixed rates of return.

Certain Funds may invest in commercial paper rated in any rating category or not rated by an NRSRO. In general, investment in lower-rated instruments is more risky than investment in instruments in higher-rated categories. For a description of the rating symbols of each NRSRO, see Appendix A. The Funds may also invest in U.S. dollar denominated commercial paper, including U.S. dollar denominated commercial paper issued by a Canadian corporation or issued by a European-based corporation.

COMMON STOCKS
Certain Funds may invest in equity securities including common stocks. Common stocks are the most prevalent type of equity security. Common stockholders receive the residual value of the issuer's earnings and assets after the issuer pays its creditors and any preferred stockholders. As a result, changes in an issuer's earnings directly influence the value of its common stock.

CONVERTIBLE SECURITIES
Certain Funds may invest in convertible securities. Convertible securities give the holder the right to exchange the security for a specific number of shares of common stock. Convertible securities include convertible preferred stocks, convertible bonds, notes and debentures, and other securities. Convertible securities typically involve less credit risk than common stock of the same issuer because convertible securities are "senior" to common stock -- i.e., they have a prior claim against the issuer's assets. Convertible securities generally pay lower dividends or interest than non-convertible securities of similar quality. They may also reflect changes in the value of the underlying common stock.

--------------------------------------------------------------------------------
                                     14
     The Allianz Variable Insurance Products Trust - SAI - May 1, 2007
--------------------------------------------------------------------------------

Certain Funds may invest in "synthetic" convertible securities, which are derivative positions composed of two or more different securities whose investment characteristics, taken together, resemble those of convertible securities. For example, a Fund may purchase a non-convertible debt security and a warrant or option, which enables the Fund to have a convertible-like position with respect to a company, group of companies or stock index. Synthetic convertible securities are typically offered by financial institutions and investment banks in private placement transactions. Upon conversion, the Fund generally receives an amount in cash equal to the difference between the conversion price and the then current value of the underlying security. Unlike a true convertible security, a synthetic convertible comprises two or more separate securities, each with its own market value. Therefore, the market value of a synthetic convertible is the sum of the values of its fixed-income component and its convertible component. For this reason, the values of a synthetic convertible and a true convertible security may respond differently to market fluctuations. A Fund will only invest in synthetic convertibles with respect to companies whose corporate debt securities are rated "A" or higher by Moody's or "A" or higher by S&P and will not invest more than 10% of its net assets in such synthetic securities and other illiquid securities.

CORPORATE DEBT SECURITIES
Depending upon the prevailing market conditions, the Subadviser may purchase debt securities at a discount from face value, which produces a yield greater than the coupon rate. Conversely, if debt securities are purchased at a premium over face value the yield will be lower than the coupon rate. Such obligations, in the case of debentures will represent unsecured promises to pay, and in the case of notes and bonds, may be secured by mortgages on real property or security interests in personal property and will in most cases differ in their interest rates, maturities and times of issuance.

Certain Funds may invest in securities which are rated the fourth highest rating group assigned by an NRSRO (e.g., securities rated BBB by S&P or Baa by Moody's) or, if not rated, are of comparable quality as determined by the Subadviser ("Medium-Grade Securities"). After purchase by a Fund, a security may cease to be rated or its rating may be reduced below the minimum required for purchase by the Fund. Neither event will require a sale of such security by the Fund. A split rated security, i.e., rated in the fourth highest category by one NRSRO and also rated below the fourth highest category by another NRSRO, will not be considered a "medium grade security."

As with other fixed-income securities, Medium-Grade Securities are subject to credit risk and market risk. Market risk relates to changes in a security's value as a result of changes in interest rates. Credit risk relates to the ability of an issuer to make payments of principal and interest. Medium-Grade Securities are considered by Moody's to have speculative characteristics.

Certain Funds may invest in lower rated securities. Fixed income securities with ratings below Baa (Moody's) or BBB (S&P) are considered below investment grade and are commonly referred to as "junk" bonds ("Lower Rated Securities").

These Lower Rated Securities generally offer higher interest payments because the company that issues the bond -- the issuer -- is at greater risk of default (failure to repay the bond). This may be because the issuer is small or new to the market, the issuer has financial difficulties, or the issuer has a greater amount of debt.

Some risks of investing in lower rated securities include:
o GREATER CREDIT RISK -- Because of their more precarious financial position, issuers of high yield bonds may be more vulnerable to changes in the economy or to interest rate changes that might affect their ability to repay debt.
o REDUCED LIQUIDITY -- There are fewer investors willing to buy high yield bonds than there are for higher rated, investment grade securities. Therefore, it may be more difficult to sell these securities or to receive a fair market price for them.
o LACK OF HISTORICAL DATA -- Because high yield bonds are a relatively new type of security, there is little data to indicate how such bonds will behave in a prolonged economic downturn. However, there is a risk that such an economic downturn would negatively affect the ability of issuers to repay their debts, leading to increased defaults and overall losses to the Fund.

Particular types of Medium-Grade and Lower Rated Securities may present special concerns. The prices of payment-in-kind or zero-coupon securities react more strongly to changes in interest rates than the prices of other Medium-Grade or Lower Rated Securities. Some Medium-Grade Securities and some Lower Rated Securities in which a Fund may invest may be subject to redemption or call provisions that may limit increases in market value that might otherwise result from lower interest rates while increasing the risk that such Fund may be required to reinvest redemption or call proceeds during a period of relatively low interest rates.

--------------------------------------------------------------------------------
                                     15
     The Allianz Variable Insurance Products Trust - SAI - May 1, 2007
--------------------------------------------------------------------------------

The credit ratings issued by Moody's and S&P are subject to various limitations. For example, while such ratings evaluate credit risk, they ordinarily do not evaluate the market risk of Medium-Grade or Lower Rated Securities. In certain circumstances, the ratings may not reflect in a timely fashion adverse developments affecting an issuer. For these reasons, the Subadviser conducts its own independent credit analysis of Medium-Grade and Lower Rated Securities.

DELAYED FUNDING LOANS AND REVOLVING CREDIT FACILITIES
Certain Funds may enter into, or acquire participations in, delayed funding loans and revolving credit facilities. Delayed funding loans and revolving credit facilities are borrowing arrangements in which the lender agrees to make loans up to a maximum amount upon demand by the borrower during a specified term. A revolving credit facility differs from a delayed funding loan in that as the borrower repays the loan, an amount equal to the repayment may be borrowed again during the term of the revolving credit facility. Delayed funding loans and revolving credit facilities usually provide for floating or variable rates of interest. These commitments may have the effect of requiring a Fund to increase its investment in a company at a time when it might not otherwise decide to do so (including at a time when the company's financial condition makes it unlikely that such amounts will be repaid). To the extent that a Fund is committed to advance additional funds, it will at all times segregate or "earmark" assets, determined to be liquid in accordance with procedures established by the Board of Trustees, in an amount sufficient to meet such commitments.

Certain Funds may invest in delayed funding loans and revolving credit facilities with credit quality comparable to that of issuers of its securities investments. Delayed funding loans and revolving credit facilities may be subject to restrictions on transfer, and only limited opportunities may exist to resell such instruments. As a result, a Fund may be unable to sell such investments at an opportune time or may have to resell them at less than fair market value. The Funds currently intend to treat delayed funding loans and revolving credit facilities for which there is no readily available market as illiquid for purposes of the Funds' limitation on illiquid investments. For a further discussion of the risks involved in investing in Loan Participations and other forms of direct indebtedness see "Loan Participations." Participation interests in revolving credit facilities will be subject to the limitations discussed in "Loan Participations." Delayed funding loans and revolving credit facilities are considered to be debt obligations for purposes of the Trust's investment restriction relating to the lending of funds or assets by a Portfolio.

DERIVATIVE INSTRUMENTS
A Subadviser may use a variety of derivative instruments, including options, futures contracts (sometimes referred to as "futures"), options on futures contracts, stock index options, forward currency contracts and swaps, to hedge a Fund's portfolio or for risk management or for any other permissible purposes consistent with that Fund's investment objective. Derivative instruments are securities or agreements whose value is based on the value of some underlying asset (e.g., a security, currency or index) or the level of a reference index.

Derivatives generally have investment characteristics that are based upon either forward contracts (under which one party is obligated to buy and the other party is obligated to sell an underlying asset at a specific price on a specified date) or option contracts (under which the holder of the option has the right but not the obligation to buy or sell an underlying asset at a specified price on or before a specified date). Consequently, the change in value of a forward-based derivative generally is roughly proportional to the change in value of the underlying asset. In contrast, the buyer of an option-based derivative generally will benefit from favorable movements in the price of the underlying asset but is not exposed to the corresponding losses that result from adverse movements in the value of the underlying asset. The seller (writer) of an option-based derivative generally will receive fees or premiums but generally is exposed to losses resulting from changes in the value of the underlying asset. Derivative transactions may include elements of leverage and, accordingly, the fluctuation of the value of the derivative transaction in relation to the underlying asset may be magnified.

Generally, any Fund that invests in derivative instruments is required to segregate cash and/or liquid securities to the extent that its obligations under the instrument are not otherwise "covered" through ownership of the underlying security, financial instrument, or currency. As an investment company registered with the SEC, the Trust is subject to the federal securities laws, the 1940 Act, related regulations, and published positions of the SEC and the staff of the SEC. Further, in accordance with these positions, with respect to certain kinds of derivatives, the Trust must "set aside" (sometimes referred to as "asset segregation") liquid assets or engage in other SEC or SEC staff approved measures while the derivative contracts are still open. For example, with respect to forward contracts and futures that are not legally required to "cash settle," the Trust must cover the open position by setting aside liquid assets in an amount equal to the contract's full notional value. With respect to forward contracts and futures that are required to "cash settle," however, the


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Trust is permitted to set aside liquid assets in an amount equal to the Trust's daily marked to market (net) obligation, if any, (in other words, the Trust's daily net liability, if any) rather than the notional value.

HYBRID INSTRUMENTS: A hybrid instrument is a type of potentially high-risk derivative that combines a traditional stock, bond, or commodity with an option or forward contract. Generally, the principal amount, amount payable upon maturity or redemption, or interest rate of a hybrid is tied (positively or negatively) to the price of some commodity, currency or securities index or another interest rate or some other economic factor (each a "benchmark"). The interest rate or (unlike most fixed income securities) the principal amount payable at maturity of a hybrid security may be increased or decreased, depending on changes in the value of the benchmark. An example of a hybrid could be a bond issued by an oil company that pays a small base level of interest with additional interest that accrues in correlation to the extent to which oil prices exceed a certain predetermined level. Such a hybrid instrument would be a combination of a bond and a call option on oil.

Hybrids can be used as an efficient means of pursuing a variety of investment goals, including currency hedging, duration management, and increased total return. Hybrids may not bear interest or pay dividends. The value of a hybrid or its interest rate may be a multiple of a benchmark and, as a result, may be leveraged and move (up or down) more steeply and rapidly than the benchmark. These benchmarks may be sensitive to economic and political events, such as commodity shortages and currency devaluations, which cannot be readily foreseen by the purchaser of a hybrid. Under certain conditions, the redemption value of a hybrid could be zero. Thus, an investment in a hybrid may entail significant market risks that are not associated with a similar investment in a traditional, U.S. dollar-denominated bond that has a fixed principal amount and pays a fixed rate or floating rate of interest. The purchase of hybrids also exposes a Fund to the credit risk of the issuer of the hybrids. These risks may cause significant fluctuations in the net asset value of the Fund. Each Fund will not invest more than 5% of its total assets in hybrid instruments.

Certain hybrid instruments may provide exposure to the commodities markets. These are derivative securities with one or more commodity-linked components that have payment features similar to commodity futures contracts, commodity options, or similar instruments. Commodity-linked hybrid instruments may be either equity or debt securities, and are considered hybrid instruments because they have both security and commodity-like characteristics. A portion of the value of these instruments may be derived from the value of a commodity, futures contract, index or other economic variable. Certain Funds will invest only in commodity-linked hybrid instruments that qualify under applicable rules of the CFTC for an exemption from the provisions of the Commodity Exchange Act.

Certain issuers of structured products such as hybrid instruments may be deemed to be investment companies as defined in the 1940 Act. As a result, the Funds' investments in these products may be subject to limits applicable to investments in investment companies and may be subject to restrictions contained in the 1940 Act.

EVENT-LINKED EXPOSURE
Certain Funds may obtain event-linked exposure by investing in "event-linked bonds" or "event-linked swaps," or implement "event-linked strategies." Event-linked exposure results in gains that typically are contingent on the nonoccurrence of a specific "trigger" event, such as a hurricane, earthquake, or other physical or weather-related phenomena. Some event-linked bonds are commonly referred to as "catastrophe bonds." They may be issued by government agencies, insurance companies, reinsurers, special purpose corporations or other on-shore or off-shore entities (such special purpose entities are created to accomplish a narrow and well-defined objective, such as the issuance of a note in connection with a reinsurance transaction). If a trigger event causes losses exceeding a specific amount in the geographic region and time period specified in a bond, a Fund investing in the bond may lose a portion or all of its principal invested in the bond. If no trigger event occurs, the Fund will recover its principal plus interest. For some event-linked bonds, the trigger event or losses may be based on company-wide losses, index-portfolio losses, industry indices, or readings of scientific instruments rather than specified actual losses. Often the event-linked bonds provide for extensions of maturity that are mandatory, or optional at the discretion of the issuer, in order to process and audit loss claims in those cases where a trigger event has, or possibly has, occurred. An extension of maturity may increase volatility. In addition to the specified trigger events, event-linked bonds may also expose the Fund to certain unanticipated risks including but not limited to issuer risk, credit risk, counterparty risk, adverse regulatory or jurisdictional interpretations, and adverse tax consequences. Event-linked bonds are a relatively new type of financial instrument. As such, there is no significant trading history of these securities, and there can be no assurance that a liquid market in these instruments will develop. Lack of a liquid market may impose the risk of higher transaction costs and the possibility that a Fund may be forced


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to liquidate positions when it would not be advantageous to do so. Event-linked bonds are typically rated, and a Fund will only invest in catastrophe bonds that meet the credit quality requirements for the Fund.

FOREIGN CURRENCY OPTIONS AND FUTURES TRANSACTIONS
Certain Funds may invest in foreign currency options. A foreign currency option provides the option buyer with the right to buy or sell a stated amount of foreign currency at the exercise price at a specified date or during the option period. A call option gives its owner the right, but not the obligation, to buy the currency while a put option gives its owner the right, but not the obligation, to sell the currency. The option seller (writer) is obligated to fulfill the terms of an option sold if it is exercised. However, either seller or buyer may close its position during the option period in the secondary market for such options at any time prior to expiration.

A call rises in value if the underlying currency appreciates. Conversely, a put rises in value if the underlying currency depreciates. While purchasing a foreign currency option can protect the Fund against an adverse movement in the value of a foreign currency, it does not limit the gain which might result from a favorable movement in the value of such currency. For example, if a Fund were holding securities denominated in an appreciating foreign currency and had purchased a foreign currency put to hedge against the decline of the value of the currency, it would not have to exercise its put. Similarly, if a Fund has entered into a contract to purchase a security denominated in a foreign currency and had purchased a foreign currency call to hedge against a rise in the value of the currency but instead the currency had depreciated in value between the date of the purchase and the settlement date, the Fund would not have to exercise its call, but could acquire in the spot market the amount of foreign currency needed for settlement.

Certain Funds may invest in foreign currency futures transactions. As part of its financial futures transactions, the Fund may use foreign currency futures contracts and options on such futures contracts. Through the purchase or sale of such contracts, the Fund may be able to achieve many of the same objectives it may achieve through forward foreign currency exchange contracts more effectively and possibly at a lower cost. Unlike forward foreign currency exchange contracts, foreign currency futures contracts and options on foreign currency futures contracts are standardized as to amount and delivery, and may be traded on boards of trade and commodities exchanges or directly with a dealer which makes a market in such contracts and options. It is anticipated that such contracts may provide greater liquidity and lower cost than forward foreign currency exchange contracts.

FOREIGN ISSUER SECURITIES
Certain Funds may invest in securities of foreign issuers. Investing in foreign securities (including through the use of depository receipts) involves certain special considerations which are not typically associated with investing in United States securities. Since investments in foreign companies will frequently involve currencies of foreign countries, and since a Fund may hold securities and funds in foreign currencies, a Fund may be affected favorably or unfavorably by changes in currency rates and in exchange control regulations, if any, and may incur costs in connection with conversions between various currencies. Most foreign stock markets, while growing in volume of trading activity, have less volume than the New York Stock Exchange, and securities of some foreign companies are less liquid and more volatile than securities of comparable domestic companies. Similarly, volume and liquidity in most foreign bond markets are less than in the United States and, at times, volatility of price can be greater than in the United States. Fixed commissions on foreign securities exchanges are generally higher than negotiated commissions on United States exchanges, although each Fund endeavors to achieve the most favorable net results on its portfolio transactions. There is generally less government supervision and regulation of securities exchanges, brokers and listed companies in foreign countries than in the United States. In addition, with respect to certain foreign countries, there is the possibility of exchange control restrictions, expropriation or confiscatory taxation, and political, economic or social instability, which could affect investments in those countries. Foreign securities, such as those purchased by a Fund, may be subject to foreign government taxes, higher custodian fees, higher brokerage costs and dividend collection fees which could reduce the yield on such securities.

Foreign economies may differ favorably or unfavorably from the U.S. economy in various respects, including growth of gross domestic product, rates of inflation, currency depreciation, capital reinvestment, resource self-sufficiency, and balance of payments positions. Many foreign securities are less liquid and their prices more volatile than comparable U.S. securities. From time to time, foreign securities may be difficult to liquidate rapidly without adverse price effects.

Many European countries have adopted a single European currency, commonly referred to as the "euro." The long-term consequences of the euro conversion on foreign exchange rates, interest rates and the value of European securities, all of which may adversely affect the Fund(s), are still uncertain.

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INVESTMENT IN COMPANIES IN DEVELOPING COUNTRIES/EMERGING MARKETS
Certain Funds may invest from time to time in companies in developing countries as well as in developed countries. Although there is no universally accepted definition, a developing country is generally considered to be a country which is in the initial stages of industrialization.

Shareholders should be aware that investing in the equity and fixed income markets of developing countries involves exposure to unstable governments, economies based on only a few industries, and securities markets which trade a small number of securities. Securities markets of developing countries tend to be more volatile than the markets of developed countries; however, such markets have in the past provided the opportunity for higher rates of return to investors.

The value and liquidity of investments in developing countries may be affected favorably or unfavorably by political, economic, fiscal, regulatory or other developments in the particular countries or neighboring regions. The extent of economic development, political stability and market depth of different countries varies widely. For example, certain countries, including, China, Indonesia, Malaysia, the Philippines, Thailand, and Vietnam are either comparatively underdeveloped or are in the process of becoming developed. Such investments typically involve greater potential for gain or loss than investments in securities of issuers in developed countries.

The securities markets in developing countries are substantially smaller, less liquid and more volatile than the major securities markets in the United States. A high proportion of the shares of many issuers may be held by a limited number of persons and financial institutions, which may limit the number of shares available for investment by a Fund. Similarly, volume and liquidity in the bond markets in developing countries are less than in the United States and, at times, price volatility can be greater than in the United States. A limited number of issuers in developing countries' securities markets may represent a disproportionately large percentage of market capitalization and trading volume. The limited liquidity of securities markets in developing countries may also affect the Fund's ability to acquire or dispose of securities at the price and time it wishes to do so. Accordingly, during periods of rising securities prices in the more illiquid securities markets, the Fund's ability to participate fully in such price increases may be limited by its investment policy of investing not more than 15% (10% for certain Funds) of its net assets in illiquid securities. Conversely, the Fund's inability to dispose fully and promptly of positions in declining markets will cause the Fund's net asset value to decline as the value of the unsold positions is marked to lower prices. In addition, securities markets in developing countries are susceptible to being influenced by large investors trading significant blocks of securities.

Political and economic structures in many such countries may be undergoing significant evolution and rapid development, and such countries may lack the social, political and economic stability characteristic of the United States. Certain of such countries have in the past failed to recognize private property rights and have at times nationalized or expropriated the assets of private companies. As a result, the risks described above, including the risks of nationalization or expropriation of assets, may be heightened. In addition, unanticipated political or social developments may affect the value of the Fund's investments in those countries and the availability to the Fund of additional investments in those countries. In addition, developing countries may have or enact restrictions on the right of foreign investors to repatriate their capital and to remit profits abroad.

Economies of developing countries may differ favorably or unfavorably from the United States' economy in such respects as rate of growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency and balance of payments position.

Certain developing countries do not have comprehensive systems of laws, although substantial changes have occurred in many such countries in this regard in recent years. Laws regarding fiduciary duties of officers and directors and the protection of shareholders may not be well developed. Even where adequate law exists in such developing countries, it may be impossible to obtain swift and equitable enforcement of such law, or to obtain enforcement of the judgment by a court of another jurisdiction.

Trading in futures contracts on foreign commodity exchanges may be subject to the same or similar risks as trading in foreign securities.

DEPOSITARY RECEIPTS
For many foreign securities, U.S. dollar-denominated ADRs, which are traded in the United States on exchanges or over-the-counter, are issued by domestic banks. ADRs represent an interest in the securities of a foreign issuer deposited in a domestic bank or a correspondent bank. ADRs do not eliminate all of the risk inherent in investing in the securities of foreign issuers. However, by investing in ADRs rather than directly in foreign issuers' stock, a Fund can avoid currency risks during the settlement period for either purchases or sales.


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In general, there is a large liquid market in the United States for many ADRs. Certain Funds may also invest in EDRs and GDRs which are receipts evidencing an arrangement with European and other banks similar to that for ADRs and are designed for use in European and other securities markets. EDRs and GDRs are not necessarily denominated in the currency of the underlying security.

Certain depositary receipts, typically those categorized as unsponsored, require the holders to bear most of the costs of such facilities while issuers of sponsored facilities normally pay more of the costs. The depository of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited securities or to pass through the voting rights to facility holders with respect to the deposited securities, whereas the depository of a sponsored facility typically distributes shareholder communications and passes through the voting rights.

FOREIGN SOVEREIGN DEBT
Certain Funds may invest in sovereign debt obligations issued by foreign governments. To the extent that a Fund invests in obligations issued by developing or emerging markets, these investments involve additional risks. Sovereign obligors in developing and emerging market countries are among the world's largest debtors to commercial banks, other governments, international financial organizations and other financial institutions. These obligors have in the past experienced substantial difficulties in servicing their external debt obligations, which led to defaults on certain obligations and the restructuring of certain indebtedness. Restructuring arrangements have included, among other things, reducing and rescheduling interest and principal payments by negotiation, new or amended credit agreements or converting outstanding principal and unpaid interest to Brady Bonds, and obtaining new credit for finance interest payments. Holders of certain foreign sovereign debt securities may be requested to participate in the restructuring of such obligations and to extend further loans to their issuers. There can be no assurance that the foreign sovereign debt securities in which a Fund may invest will not be subject to similar restructuring arrangements or to requests for new credit which may adversely affect the Fund's holdings. Furthermore, certain participants in the secondary market for such debt may be directly involved in negotiating the terms of these arrangements and may therefore have access to information not available to other market participants.

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Certain Funds may invest in forward foreign currency exchange contracts. A Fund will conduct its foreign currency exchange transactions either on a spot (i.e., cash) basis at the spot rate prevailing in the foreign currency exchange market, or through forward contracts to purchase or sell foreign currencies. A forward foreign currency exchange contract involves an obligation to purchase or sell a specific currency at a future date which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are traded directly between currency traders (usually large commercial banks) and their customers.

The Funds may enter into forward currency contracts in order to hedge against adverse movements in exchange rates between currencies. For example, when a Fund enters into a contract for the purchase or sale of a security denominated in a foreign currency, it may want to establish the United States dollar cost or proceeds, as the case may be. By entering into a forward currency contract in United States dollars for the purchase or sale of the amount of foreign currency involved in an underlying security transaction, such Fund is able to protect itself against a possible loss between trade and settlement dates resulting from an adverse change in the relationship between the United States dollar and such foreign currency. Additionally, for example, when a Fund believes that a foreign currency may suffer a substantial decline against the U.S. dollar, it may enter into a forward currency sale contract to sell an amount of that foreign currency approximating the value of some or all of that Fund's portfolio securities or other assets denominated in such foreign currency. Alternatively, when a Fund believes a foreign currency will increase in value relative to the U.S. dollar, it may enter into a forward currency purchase contract to buy that foreign currency for a fixed U.S. dollar amount; however, this tends to limit potential gains which might result from a positive change in such currency relationships.

A Fund will not enter into such forward contracts or maintain a net exposure on such contracts where such Fund would be obligated to deliver an amount of foreign currency in excess of the value of such Fund's securities or other assets denominated in that currency. The Subadvisers believe that it is important to have the flexibility to enter into such forward contracts when they determine that to do so is in the best interests of a Fund. The Fund's Custodian segregates cash or liquid high-grade securities in an amount not less than the value of the Fund's total assets committed to forward foreign currency exchange contracts entered into for the purchase of a foreign security. If the value of the securities segregated declines, additional cash or securities are added so


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that the segregated amount is not less than the amount of such Fund's commitments with respect to such contracts. The Funds generally do not enter into a forward contract for a term longer than one year.

If the Fund retains the portfolio security and engages in an offsetting transaction, such Fund will incur a gain or a loss to the extent that there has been a movement in forward currency contract prices. If the Fund engages in an offsetting transaction it may subsequently enter into a new forward currency contract to sell the foreign currency. If forward prices decline during the period between which a Fund enters into a forward currency contract for the sale of foreign currency and the date it enters into an offsetting contract for the purchase of the foreign currency, such Fund would realize a gain to the extent the price of the currency it has agreed to sell exceeds the price of the currency it has agreed to purchase. The Funds will have to convert their holdings of foreign currencies into United States dollars from time to time. Although foreign exchange dealers do not charge a fee for conversion, they do realize a profit based on the difference (the "spread") between the prices at which they are buying and selling various currencies.

FUTURES
Certain Funds may enter into futures contracts. This investment technique is designed primarily to hedge against anticipated future changes in market conditions or foreign exchange rates which otherwise might adversely affect the value of securities which a Fund holds or intends to purchase. For example, when interest rates are expected to rise or market values of portfolio securities are expected to fall, a Fund can seek through the sale of futures contracts to offset a decline in the value of its portfolio securities. When interest rates are expected to fall or market values are expected to rise, a Fund, through the purchase of such contract, can attempt to secure better rates or prices for the Fund than might later be available in the market when it effects anticipated purchases.

The acquisition of put and call options on futures contracts will, respectively, give a Fund the right (but not the obligation), for a specified price to sell or to purchase the underlying futures contract, upon exercising the option any time during the option period.

Futures transactions involve broker costs and require a Fund to segregate liquid assets, such as cash, U.S. government securities or other liquid high-grade debt obligations to cover its performance under such contracts. A Fund may lose the expected benefit of futures contracts if interest rates, securities or foreign exchange rates move in an unanticipated manner. Such unanticipated changes may also result in poorer overall performance than if the Fund had not entered into any futures transactions. In addition, the value of a Fund's futures positions may not prove to be perfectly or even highly correlated with its portfolio securities and foreign currencies, limiting the Fund's ability to hedge effectively against interest rate, foreign exchange rate and/or market risk and giving rise to additional risks. There is no assurance of liquidity in the secondary market for purposes of closing out futures positions.

FUTURES AND OPTIONS INVESTMENT RISKS
A Fund will incur brokerage fees in connection with its futures and options transactions, and it will be required to segregate funds for the benefit of brokers as margin to guarantee performance of its futures and options contracts. In addition, while such contracts will be entered into to reduce certain risks, trading in these contracts entails certain other risks. Thus, while a Fund may benefit from the use of futures contracts and related options, unanticipated changes in interest rates may result in a poorer overall performance for that Fund than if it had not entered into any such contracts. Additionally, the skills required to invest successfully in futures and options may differ from skills required for managing other assets in the Fund's portfolio.

To the extent required to comply with Commodity Futures Trading Commission Regulation 4.5 and thereby avoid being classified as a "commodity pool operator," a Fund will not enter into a futures contract or purchase an option thereon if immediately thereafter the initial margin deposits for futures contracts held by such Fund plus premiums paid by it for open options on futures would exceed 5% of such Fund's total assets. Such Fund will not engage in transactions in financial futures contracts or options thereon for speculation, but only to attempt to hedge against changes in market conditions affecting the values of securities which such Fund holds or intends to purchase. When futures contracts or options thereon are purchased to protect against a price increase on securities intended to be purchased later, it is anticipated that at least 25% of such intended purchases will be completed. When other futures contracts or options thereon are purchased, the underlying value of such contracts will at all times not exceed the sum of: (1) accrued profit on such contracts held by the broker; (2) cash or high-quality money market instruments set aside in an identifiable manner; and (3) cash proceeds from investments due in 30 days.

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GUARANTEED INVESTMENT CONTRACTS
A Guaranteed Investment Contract ("GIC") is a pure investment product in which a life insurance company agrees, for a single premium, to pay the principal amount of a predetermined annual crediting (interest) rate over the life of the investment, all of which is paid at the maturity date. GICs typically guarantee the interest rate paid but not the principal.


ILLIQUID SECURITIES
Securities in which each of the Funds may invest include securities issued by corporations without registration under the Securities Act of 1933, as amended (the "1933 Act"), in reliance on the so-called "private placement" exemption from registration which is afforded by Section 4(2) of the 1933 Act ("Section 4(2) Securities"). Section 4(2) Securities are restricted as to disposition under the federal securities laws, and generally are sold to institutional investors, such as the Funds, who agree that they are purchasing the securities for investment and not with a view to public distribution. Any resale must also generally be made in an exempt transaction. Section 4(2) Securities are normally resold to other institutional investors through or with the assistance of the issuer or investment dealers who make a market in such Section 4(2) Securities, thus providing liquidity. The Trust's Board of Trustees has delegated to the Subadvisers the day-to-day authority to determine whether a particular issue of
Section 4(2) Securities that are eligible for resale under Rule 144A under the 1933 Act should be treated as liquid. Rule 144A provides a safe-harbor exemption from the registration requirements of the 1933 Act for resales to "qualified institutional buyers" as defined in the Rule. With the exception of registered broker-dealers, a qualified institutional buyer must generally own and invest on a discretionary basis at least $100 million in securities.

The Subadvisers may deem Section 4(2) Securities liquid if they believe that, based on the trading markets for such security, such security can be disposed of within seven (7) days in the ordinary course of business at approximately the amount at which a Fund has valued the security. In making such determination, the Subadvisers generally consider any and all factors that they deem relevant, which may include: (i) the credit quality of the issuer; (ii) the frequency of trades and quotes for the security; (iii) the number of dealers willing to purchase or sell the security and the number of other potential purchasers; (iv) dealer undertakings to make a market in the security; and (v) the nature of the security and the nature of market-place trades.

Subject to the limitations described above, the Funds may acquire investments that are illiquid or of limited liquidity, such as private placements or investments that are not registered under the 1933 Act. An illiquid investment is any investment that cannot be disposed of within seven days in the normal course of business at approximately the amount at which it is valued by a Fund. The price a Fund pays for illiquid securities or receives upon resale may be lower than the price paid or received for similar securities with a more liquid market. Accordingly, the valuation of these securities will reflect any limitations on their liquidity. A Fund may not invest in additional illiquid securities if, as a result, more than 15% (10% in the case of the Money Market
Fund) of the market value of its net assets would be invested in illiquid securities.

Treatment of Section 4(2) Securities as liquid could have the effect of decreasing the level of a Fund's liquidity to the extent that qualified institutional buyers become, for a time, uninterested in purchasing these securities.


INVESTMENT COMPANY SECURITIES
The Funds may not invest in shares of other mutual funds in reliance on Section 12(d)(1)(F) or 12(d)(1)(G) of the 1940 Act. However, as permitted by the 1940 Act, a Fund may invest in securities issued by other investment companies, so that, as determined immediately after a securities purchase is made: (a) not more than 5% of the value of a Fund's total assets will be invested in the securities of any one investment company; (b) not more than 10% of the value of a Fund's total assets will be invested in the securities of investment companies as a group; and (c) not more than 3% of the outstanding voting stock of any one investment company will be owned by a Fund. The foregoing restrictions do not apply to investments by the Funds in investment companies that are money market funds, including the Money Market Fund or another money market fund that has an affiliate of the Manager as an investment adviser. As a shareholder of another investment company, a Fund would bear, along with other shareholders, its pro rata portion of that company's expenses, including advisory fees. These expenses would be in addition to the advisory and other expenses that the Fund bears directly in connection with its own operations. Investment companies in which a Fund may invest may also impose a sales or distribution charge in connection with the purchase or redemption of their shares and other types of commissions or charges. Such charges will be payable by the Fund and, therefore, will be borne indirectly by shareholders.


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EXCHANGE TRADED FUNDS
The Funds may invest in investment companies in the form of various exchange traded funds ("ETFs"), subject to the Fund's investment objectives, policies, and strategies as described in the Prospectus. ETFs are baskets of securities that, like stocks, trade on exchanges such as the American Stock Exchange and the New York Stock Exchange. ETFs are priced continuously and trade throughout the day. ETFs may track a securities index, a particular market sector, or a particular segment of a securities index or market sector. Some types of ETFs include:
o "SPDRS" (S&P's Depositary Receipts), which are securities that represent ownership in a long-term unit investment trust that holds a portfolio of common stocks designed to track the performance of an S&P Index. Holders of SPDRs are entitled to receive proportionate quarterly cash distributions corresponding to the dividends that accrue to the stocks in the S&P Index's underlying investment portfolio, less any trust expenses.
o "QUBES" (QQQ), which invest in the stocks of the Nasdaq 100 Index, a modified capitalization weighted index that includes the stocks of 100 of the largest and most actively traded non-financial companies quoted through Nasdaq. Qubes use a unit investment trust structure that allows immediate reinvestment of dividends.
o "ISHARES" which are securities that represent ownership in a long-term unit investment trust that holds a portfolio of common stocks designed to track the performance of specific indexes.
o "HOLDRS" (Holding Company Depositary Receipts), which are trust-issued receipts that represent beneficial ownership in a specified group of 20 or more stocks. Unlike other ETFs, a Fund can hold the group of stocks as one asset or unbundle the stocks and trade them separately, according to the Fund's investment strategies.

ETFs can experience many of the same risks associated with individual stocks. ETFs are subject to market risk where the market as a whole, or that specific sector, may decline. ETFs that invest in volatile stock sectors, such as foreign issuers, smaller companies, or technology, are subject to the additional risks to which those sectors are subject. ETFs may trade at a discount to the aggregate value of the underlying securities. The underlying securities in an ETF may not follow the price movements of an entire industry, sector or index. Trading in an ETF may be halted if the trading in one or more of the ETF's underlying securities is halted. Although expense ratios for ETFs are generally low, frequent trading of ETFs by a Fund can generate brokerage expenses.



LENDING OF PORTFOLIO SECURITIES
In order to generate additional income, the Funds may, from time to time, lend up to 33 1/3% of their portfolio securities to broker-dealers, banks or institutional borrowers of securities. A Fund must receive initial collateral equal to 102% (105% for foreign securities) of the market value of domestic securities and 100% thereafter (or current percentage consistent with applicable legal or regulatory limitations) in the form of cash or U.S. government securities. This collateral must be valued daily by the Fund and, should the market value of the loaned securities increase, the borrower must furnish additional collateral to the Fund. During the time portfolio securities are on loan, the borrower pays the Fund any dividends or interest paid on such securities. Loans are subject to termination by the Fund or the borrower at any time. While the Fund does not have the right to vote securities on loan, it intends to terminate the loan and regain the right to vote if that is considered important with respect to the investment. In the event the borrower defaults in its obligation to a Fund, the Fund bears the risk of delay in the recovery of its portfolio securities and the risk of loss of rights in the collateral. The Fund will only enter into loan arrangements with broker-dealers, banks or other institutions determined to be creditworthy by the Manager.

LOAN PARTICIPATION INTERESTS
Loans, loan participations and interests in securitized loan pools are interests in amounts owed by a corporate, governmental or other borrower to a lender or consortium of lenders (typically banks, insurance companies, investment banks, government agencies or international agencies). Loans involve a risk of loss in case of default or insolvency of the borrower and may offer less legal protection to an investor in the event of fraud or misrepresentation.

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MORTGAGE-RELATED SECURITIES
Certain Funds may, consistent with their investment objective and policies, invest in mortgage-related securities issued or guaranteed by the U.S. government, its agencies or instrumentalities. In addition, certain Funds may invest in mortgage-related securities issued by non-governmental entities, including collateralized mortgage obligations structured as pools of mortgage pass-through certificates or mortgage loans, subject to the rating limitations described in the Prospectus.

Mortgage-related securities, for purposes of the Prospectus and this Statement of Additional Information, represent pools of mortgage loans assembled for sale to investors by various governmental agencies such as GNMA and government-related organizations such as FNMA and the FHLMC, as well as by non-governmental issuers such as commercial banks, savings and loan institutions, mortgage bankers and private mortgage insurance companies. Although certain mortgage-related securities are guaranteed by a third party or are otherwise similarly secured, the market value of the security, which may fluctuate, is not so secured. Accelerated prepayments have an adverse impact on yields for pass-through securities purchased at a premium (i.e., a price in excess of principal amount) and may involve additional risk of loss of principal because the premium may not have been fully amortized at the time the obligation is prepaid. The opposite is true for pass-through securities purchased at a discount. The Funds may purchase mortgage-related securities at a premium or at a discount. If a Fund purchases a mortgage-related security at a premium, that portion may be lost if there is a decline in the market value of the security whether resulting from changes in interest rates or prepayments in the underlying mortgage collateral. As with other interest-bearing securities, the prices of such securities are inversely affected by changes in interest rates. However, though the value of a mortgage-related security may decline when interest rates rise, the converse is not necessarily true, since in periods of declining interest rates the mortgages underlying the securities are prone to prepayment, thereby shortening the life of the security and shortening the period of time over which income at the higher rate is received. When interest rates are rising, though, the rate of prepayment tends to decrease, thereby lengthening the period of time over which income at the lower rate is received. For these and other reasons, a mortgage-related security's average maturity may be shortened or lengthened as a result of interest rate fluctuations and, therefore, it is not possible to predict accurately the security's return to the Funds. In addition, regular payments received in respect of mortgage-related securities include both interest and principal. No assurance can be given as to the return the Funds will receive when these amounts are reinvested.

There are a number of important differences among the agencies and the instrumentalities of the U.S. government that issue mortgage-related securities and among the securities that they issue. Mortgage-related securities issued by GNMA include GNMA Mortgage Pass-Through Certificates (also known as "Ginnie Maes") which are guaranteed as to the timely payment of principal and interest by GNMA and such guaranty is backed by the full-faith and credit of the United States. GNMA is a wholly-owned U.S. government corporation within the Department of Housing and Urban Development. GNMA certificates are also supported by the authority of the GNMA to borrow funds from the U.S. Treasury to make payments under its guarantee. Mortgage-related securities issued by FNMA include FNMA Guaranteed Mortgage Pass-Through Certificates (also known as "Fannie Maes") which are solely the obligations of FNMA and are not backed by or entitled to the full faith and credit of the United States. FNMA is a government-sponsored organization owned entirely by private stockholders. Fannie Maes are guaranteed as to timely payment of the principal and interest by FNMA. Mortgage-related securities issued by FHLMC include FHLMC mortgage participation certificates (also known as "Freddie Macs" or "PCs"). FHLMC is a corporate instrumentality of the United States, organized pursuant to an Act of Congress, which is owned entirely by the Federal Home Loan banks. Freddie Macs are not guaranteed by the United States or by any Federal Home Loan banks and do not constitute a debt or obligation of the United States or of any Federal Home Loan bank. Freddie Macs entitle the holder to timely payment of interest, which is guaranteed by the FHLMC. FHLMC guarantees either ultimate collection or timely payment of all principal payments on the underlying mortgage loans. When FHLMC does not guarantee timely payment of principal, FHLMC may remit the amount due on account of its guarantee of ultimate payment of principal at any time after default on an underlying mortgage, but in no event later than one year after it becomes payable.

COLLATERALIZED MORTGAGE OBLIGATIONS
Mortgage-related securities in which the Funds may invest may also include collateralized mortgage obligations ("CMOs"). CMOs are debt obligations issued generally by finance subsidiaries or trusts that are secured by mortgage-backed certificates, including, in many cases, certificates issued by government-related guarantors, including GNMA, FNMA and FHLMC, together with


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certain funds and other collateral. Although payment of the principal of and interest on the mortgage-backed certificates pledged to secure the CMOs may be guaranteed by GNMA, FNMA or FHLMC, the CMOs represent obligations solely of the issuer and are not insured or guaranteed by GNMA, FHLMC, FNMA or any other governmental agency, or by any other person or entity. The issuers of the CMOs typically have no significant assets other than those pledged as collateral for the obligations.

CMOS ARE ISSUED IN MULTIPLE CLASSES. Each class of CMOs, often referred to as a "tranche," is issued at a specific adjustable or fixed interest rate and must be fully retired no later than its final distribution date. Principal prepayments on the mortgage loans or the mortgage assets underlying the CMOs may cause some or all of the classes of CMOs to be retired substantially earlier than their final distribution dates. Generally, interest is paid or accrues on all classes of CMOs on a monthly basis.

The principal of and interest on the mortgage assets may be allocated among the several classes of CMOs in various ways. In certain structures (known as "sequential pay" CMOs), payments of principal, including any principal prepayments, on the mortgage assets generally are applied to the classes of CMOs in the order of their respective final distribution dates. Thus, no payment of principal will be made on any class of sequential pay CMOs until all other classes having an earlier final distribution date have been paid in full.

Additional structures of CMOs include, among others, "parallel pay" CMOs. Parallel pay CMOs are those which are structured to apply principal payments and prepayments of the mortgage assets to two or more classes concurrently on a proportionate or disproportionate basis. These simultaneous payments are taken into account in calculating the final distribution date of each class.

STRIPPED MORTGAGE SECURITIES
Certain Funds may invest in stripped mortgage securities. Stripped mortgage securities are derivative multiclass mortgage securities. Stripped mortgage securities may be issued by agencies or instrumentalities of the U.S. government, or by private originators of, or investors in, mortgage loans, including savings and loan associations, mortgage banks, commercial banks, investment banks and special purpose subsidiaries of the foregoing. Stripped mortgage securities have greater volatility than other types of mortgage securities. Although stripped mortgage securities are purchased and sold by institutional investors through several investment banking firms acting as brokers or dealers, the market for such securities has not yet been fully developed. Accordingly, stripped mortgage securities are generally illiquid.

Stripped mortgage securities are structured with two or more classes of securities that receive different proportions of the interest and principal distributions on a pool of mortgage assets. A common type of stripped mortgage security will have at least one class receiving only a small portion of the interest and a larger portion of the principal from the mortgage assets, while the other class will receive primarily interest and only a small portion of the principal. In the most extreme case, one class will receive all of the interest ("IO" or interest-only), while the other class will receive all of the principal ("PO" or principal-only class). The yield to maturity on IOs, POs and other mortgage-backed securities that are purchased at a substantial premium or discount generally are extremely sensitive not only to changes in prevailing interest rates but also to the rate of principal payments (including prepayments) on the related underlying mortgage assets, and a rapid rate of principal payments may have a material adverse effect on such securities' yield to maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Fund may fail to fully recoup its initial investment in these securities even if the securities have received the highest rating by an NRSRO.

In addition to the stripped mortgage securities described above, certain Funds may invest in similar securities such as Super POs and Levered IOs which are more volatile than POs, IOs and IOettes. Risks associated with instruments such as Super POs are similar in nature to those risks related to investments in POs. IOettes represent the right to receive interest payments on an underlying pool of mortgages with similar risks as those associated with IOs. Unlike IOs, the owner also has the right to receive a very small portion of the principal. Risks connected with Levered IOs and IOettes are similar in nature to those associated with IOs. Such Funds may also invest in other similar instruments developed in the future that are deemed consistent with its investment objective, policies and restrictions. POs may generate taxable income from the current accrual of original issue discount, without a corresponding distribution of cash to the Fund.

Certain Funds may also purchase stripped mortgage-backed securities for hedging purposes to protect the Fund against interest rate fluctuations. For example, since an IO will tend to increase in value as interest rates rise, it may be utilized to hedge against a decrease in value of other fixed-income securities in a rising interest rate environment. With respect to IOs, if the underlying mortgage securities experience greater than anticipated prepayments of principal, the Fund may fail to recoup fully its initial investment in these securities even if the securities are rated in the highest rating category by an NRSRO. Stripped mortgage-backed securities may exhibit greater price volatility than ordinary debt securities because of the manner in which their principal and interest are returned to investors. The market value of the class consisting


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entirely of principal payments can be extremely volatile in response to changes in interest rates. The yields on stripped mortgage-backed securities that receive all or most of the interest are generally higher than prevailing market yields on other mortgage-backed obligations because their cash flow patterns are also volatile and there is a greater risk that the initial investment will not be fully recouped. The market for CMOs and other stripped mortgage-backed securities may be less liquid if these securities lose their value as a result of changes in interest rates; in that case, a Fund may have difficulty in selling such securities.

OPTIONS
Certain Funds may write (or sell) put and call options on the securities that the Fund is authorized to buy or already holds in its portfolio. These option contracts may be listed for trading on a national securities exchange or traded over-the-counter. Certain Funds may also purchase put and call options.

A call option gives the purchaser of the option the right to buy, and the writer has the obligation to sell, the underlying security or foreign currency at the stated exercise price at any time prior to the expiration of the option, regardless of the market price or exchange rate of the security or foreign currency, as the case may be. The premium paid to the writer is consideration for undertaking the obligations under the option contract. A put option gives the purchaser the right to sell the underlying security or foreign currency at the stated exercise price at any time prior to the expiration date of the option, regardless of the market price or exchange rate of the security or foreign currency, as the case may be. Put and call options purchased by the Funds are valued at the last sale price, or in the absence of such a price, at the mean between bid and asked price.

When a Fund writes an option, an amount equal to the net premium (the premium less the commission) received by the Fund is included in the liability section of the Fund's statement of assets and liabilities as a deferred credit. The amount of the deferred credit will be subsequently marked-to-market to reflect the current value of the option written. The current value of the traded option is the last sale price or, in the absence of a sale, the average of the closing bid and asked prices. If an option expires on the stipulated expiration date or if the Fund enters into a closing purchase transaction, it will realize a gain (or a loss if the cost of a closing purchase transaction exceeds the net premium received when the option is sold) and the deferred credit related to such option will be eliminated. If an option is exercised, the Fund may deliver the underlying security in the open market. In either event, the proceeds of the sale will be increased by the net premium originally received and the Fund will realize a gain or loss.

In order to close out a call option it has written, the Fund will enter into a "closing purchase transaction" (the purchase of a call option on the same security or currency with the same exercise price and expiration date as the call option which such Fund previously has written). When the portfolio security or currency subject to a call option is sold, the Fund will effect a closing purchase transaction to close out an existing call option on that security or currency. If such Fund is unable to effect a closing purchase transaction, it will not be able to sell the underlying security or currency until the option expires or that Fund delivers the underlying security or currency upon exercise. In addition, upon the exercise of a call option by the option holder, the Fund will forego the potential benefit represented by market depreciation over the exercise price.

A Fund may sell "covered" put and call options as a means of hedging the price risk of securities in the Fund's portfolio. The sale of a call option against an amount of cash equal to the put's potential liability constitutes a "covered put."

Over-the-counter options ("OTC options") differ from exchange-traded options in several respects. They are transacted directly with dealers and not with a clearing corporation, and there is a risk of non-performance by the dealer. OTC options are available for a greater variety of securities and for a wider range of expiration dates and exercise prices than exchange-traded options. Because OTC options are not traded on an exchange, pricing is normally done by reference to information from a market marker. This information is carefully monitored by the Subadviser and verified in appropriate cases. OTC options are subject to the Funds' 15% (or 10% for certain Funds) limit on investments in securities which are illiquid or not readily marketable (see "Investment Restrictions"), provided that OTC option transactions by a Fund with a primary U.S. Government securities dealer which has given the Fund an absolute right to repurchase according to a "repurchase formula" will not be subject to such 15% limit.

Certain Funds may also purchase or sell index options. Index options (or options on securities indices) are similar in many respects to options on securities except that an index option gives the holder the right to receive, upon exercise, cash instead of securities, if the closing level of the securities index upon which the option is based is greater than, in the case of a call, or less than, in the case of a put, the exercise price of the option.

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Because index options are settled in cash, a call writer cannot determine the amount of its settlement obligations in advance and, unlike call writing on specific securities, cannot provide in advance for, or cover, its potential settlement obligations by acquiring and holding the underlying securities. A Fund may be required to segregate assets or provide an initial margin to cover index options that would require it to pay cash upon exercise.

PREFERRED STOCKS
Shareholders of preferred stocks normally have the right to receive dividends at a fixed rate, when and as declared by the issuer's board of directors, but do not participate in other amounts available for distribution by the issuing corporation. Dividends on the preferred stock may be cumulative, and all cumulative dividends usually must be paid prior to common shareholders receiving any dividends. Because preferred stock dividends must be paid before common stock dividends, preferred stocks generally entail less risk than common stocks. Upon liquidation, preferred stocks are entitled to a specified liquidation preference, which is generally the same as the par or stated value, and are senior in right of payment to common stock. Preferred stocks are, however, equity securities in the sense that they do not represent a liability of the issuer and, therefore, do not offer as great a degree of protection of capital or assurance of continued income as investments in corporate debt securities. Preferred stocks are generally subordinated in right of payment to all debt obligations and creditors of the issuer, and convertible preferred stocks may be subordinated to other preferred stock of the same issuer.


REAL ESTATE INVESTMENT TRUSTS (REITS)
Certain Funds may invest in equity or debt REITs. Equity REITs are trusts that sell shares to investors and use the proceeds to invest in real estate or interests in real estate. Debt REITs invest in obligations secured by mortgages on real property or interests in real property. A REIT may focus on particular types of projects, such as apartment complexes or shopping centers, or on particular geographic regions, or both. An investment in a REIT may be subject to certain risks similar to those associated with direct ownership of real estate, including: declines in the value of real estate; risks related to general and local economic conditions, overbuilding and competition; increases in property taxes and operating expenses; and variations in rental income. Also, REITs may not be diversified. A REIT may fail to qualify for pass-through tax treatment of its income under the Internal Revenue Code of 1986, as amended (the "Code") and may also fail to maintain its exemption from registration under the 1940 Act. Also, REITs (particularly equity REITs) may be dependent upon management skill and face risks of failing to obtain adequate financing on favorable terms.


REPURCHASE AGREEMENTS
Securities held by certain Funds may be subject to repurchase agreements. Under the terms of a repurchase agreement, a Fund would acquire securities from member banks of the Federal Deposit Insurance Corporation and registered broker-dealers which a Subadviser deems creditworthy, subject to the seller's agreement to repurchase such securities at a mutually agreed upon date and price. The repurchase price would generally equal the price paid by a Fund plus interest negotiated on the basis of current short-term rates, which may be more or less than the rate on the underlying portfolio securities. The seller under a repurchase agreement will be required to maintain at all times the value of collateral held pursuant to the agreement at not less than the repurchase price (including accrued interest). If the seller were to default on its repurchase obligations or become insolvent, the Fund holding such obligation would suffer a loss to the extent that the proceeds from the sale of the underlying portfolio securities were less than the repurchase price under the agreement, or to the extent that the disposition of such securities by the Fund were delayed pending court action. Additionally, there is no controlling legal precedent confirming that a Fund would be entitled, as against the claim by such seller or its receiver or trustee in bankruptcy, to retain the underlying securities, although the Board of Trustees believes that, under the regular procedures normally in effect for the custody of a Fund's securities subject to repurchase agreements, and under federal laws, a court of competent jurisdiction would rule in favor of the Trust if presented with the question. Securities subject to repurchase agreements will be held by the Trust's Custodian or another qualified custodian or in the Federal Reserve/Treasury book-entry system. Repurchase agreements are considered to be loans by a Fund under the 1940 Act.

REVERSE REPURCHASE AGREEMENTS AND DOLLAR ROLL AGREEMENTS
Certain Funds may borrow money by entering into reverse repurchase agreements and, dollar roll agreements in accordance with that Fund's investment restrictions. Pursuant to such agreements, a Fund would sell portfolio securities to financial institutions such as banks and broker-dealers and agree to repurchase the securities, or substantially similar securities in the case of a dollar roll agreement, at a mutually agreed-upon date and price. A dollar roll agreement is identical to a reverse repurchase agreement except for the fact that substantially similar securities may be repurchased. At the time a Fund


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enters into a reverse repurchase agreement or a dollar roll agreement, it will place in a segregated custodial account assets such as U.S. government securities or other liquid high-grade debt securities consistent with the Fund's investment restrictions having a value equal to the repurchase price (including accrued interest), and will subsequently continually monitor the account to insure that such equivalent value is maintained. Reverse repurchase agreements and dollar roll agreements involve the risk that the market value of the securities sold by a Fund may decline below the price at which a Fund is obligated to repurchase the securities. Reverse repurchase agreements and dollar roll agreements are considered to be borrowings by a Fund under the 1940 Act and, therefore, a form of leverage. A Fund may experience a negative impact on its net asset value if interest rates rise during the term of a reverse repurchase agreement or dollar roll agreement. A Fund generally will invest the proceeds of such borrowings only when such borrowings will enhance a Fund's liquidity or when the Fund reasonably expects that the interest income to be earned from the investment of the proceeds is greater than the interest expense of the transaction.

RISKS OF TECHNIQUES INVOLVING LEVERAGE
Use of leveraging involves special risks and may involve speculative investment techniques. Certain Funds may borrow for other than temporary or emergency purposes, lend their securities, enter reverse repurchase agreements, and purchase securities on a when issued or forward commitment basis. In addition, certain Funds may engage in dollar roll transactions. Each of these transactions involve the use of "leverage" when cash made available to the Fund through the investment technique is used to make additional portfolio investments. The Funds use these investment techniques only when the Subadvisers, as applicable, believe that the leveraging and the returns available to the Fund from investing the cash will provide shareholders a potentially higher return.

Leverage exists when a Fund achieves the right to a return on a capital base that exceeds the investment the Fund has invested. Leverage creates the risk of magnified capital losses which occur when losses affect an asset base, enlarged by borrowings or the creation of liabilities, that exceeds the equity base of the Fund. Leverage may involve the creation of a liability that requires the Fund to pay interest (for instance, reverse repurchase agreements) or the creation of a liability that does not entail any interest costs (for instance, forward commitment transactions).

The risks of leverage include a higher volatility of the net asset value of a Fund's shares and the relatively greater effect on the net asset value of the shares caused by favorable or adverse market movements or changes in the cost of cash obtained by leveraging and the yield obtained from investing the cash. So long as a Fund is able to realize a net return on its investment portfolio that is higher than interest expense incurred, if any, leverage will result in higher current net investment income being realized by such Fund than if the Fund were not leveraged. On the other hand, interest rates change from time to time as does their relationship to each other depending upon such factors as supply and demand, monetary and tax policies and investor expectations. Changes in such factors could cause the relationship between the cost of leveraging and the yield to change so that rates involved in the leveraging arrangement may substantially increase relative to the yield on the obligations in which the proceeds of the leveraging have been invested. To the extent that the interest expense involved in leveraging approaches the net return on a Fund's investment portfolio, the benefit of leveraging will be reduced, and, if the interest expense on borrowings were to exceed the net return to shareholders, such Fund's use of leverage would result in a lower rate of return than if the Fund were not leveraged. Similarly, the effect of leverage in a declining market could be a greater decrease in net asset value per share than if a Fund were not leveraged. In an extreme case, if a Fund's current investment income were not sufficient to meet the interest expense of leveraging, it could be necessary for such Fund to liquidate certain of its investments at an inappropriate time. The use of leverage may be considered speculative.

SHORT SALES AGAINST THE BOX
Certain Funds may engage in short sales against the box. In a short sale, the Fund sells a borrowed security and has a corresponding obligation to the lender to return the identical security. The seller does not immediately deliver the securities sold and is said to have a short position in those securities until delivery occurs. A Fund may engage in a short sale if at the time of the short sale the Fund owns or has the right to obtain without additional cost an equal amount of the security being sold short. This investment technique is known as a short sale "against the box." It may be entered into by a Fund to, for example, lock in a sale price for a security the Fund does not wish to sell immediately. If a Fund engages in a short sale, the proceeds of the short sale are retained by the broker pursuant to applicable margin rules. Additionally, the collateral for the short position will be segregated in an account with the Fund's custodian or qualified sub-custodian. The segregated assets are pledged to the selling broker pursuant to applicable margin rules. If the broker were to become bankrupt, a Fund could experience losses or delays in recovering gains on short


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sales. To minimize this risk, a Fund will enter into short sales against the box only with brokers deemed by the Subadviser to be creditworthy. No more than 10% of the Fund's net assets (taken at current value) may be held as collateral for short sales against the box at any one time.

The Fund may make a short sale as a hedge, when it believes that the price of a security may decline, causing a decline in the value of a security owned by the Fund (or a security convertible or exchangeable for such security). In such case, any future losses in the Fund's long position should be offset by a gain in the short position and, conversely, any gain in the long position should be reduced by a loss in the short position. The extent to which such gains or losses are reduced will depend upon the amount of the security sold short relative to the amount the Fund owns. There will be certain additional transaction costs associated with short sales against the box, but the Fund will endeavor to offset these costs with the income from the investment of the cash proceeds of short sales.

If the Fund effects a short sale of securities at a time when it has an unrealized gain on the securities, it may be required to recognize that gain as if it had actually sold the securities (as a "constructive sale") on the date it effects the short sale. However, such constructive sale treatment may not apply if the Fund closes out the short sale with securities other than the appreciated securities held at the time of the short sale and if certain other conditions are satisfied. Uncertainty regarding the tax consequences of effecting short sales may limit the extent to which the Fund may effect short sales.


SMALL COMPANY STOCKS
Funds that invest significantly in securities issued by small-cap companies are subject to capitalization risk. These securities may present additional risk because they have less predictable earnings or no earnings, more volatile share prices and are less liquid than securities issued by large-cap companies. These securities may also fluctuate in value more than those of larger, more established companies and, as a group, may suffer more severe price declines during periods of generally declining stock prices.


SPECIAL SITUATION COMPANIES
Certain Funds may invest in "special situation companies." Special situation companies include those involved in an actual or prospective acquisition or consolidation; reorganization; recapitalization; merger, liquidation or distribution of cash, securities or other assets; a tender or exchange offer; a breakup or workout of a holding company; or litigation which, if resolved favorably, would improve the value of the company's stock. If the actual or prospective situation does not materialize as anticipated, the market price of the securities of a "special situation company" may decline significantly. Therefore, an investment in a Fund that invests a significant portion of its assets in these securities may involve a greater degree of risk than an investment in other mutual funds that seek long-term growth of capital by investing in better-known, larger companies. The Subadviser of such a Fund believes, however, that if it analyzes "special situation companies" carefully and invests in the securities of these companies at the appropriate time, the Fund may achieve capital growth. There can be no assurance however, that a special situation that exists at the time the Fund makes its investment will be consummated under the terms and within the time period contemplated, if it is consummated at all.

STRUCTURED NOTES
Structured notes are derivative debt securities, the interest rate or principal of which is determined by an unrelated indicator. Indexed securities include structured notes as well as securities other than debt securities, the interest rate or principal of which is determined by an unrelated indicator. Indexed securities may include a multiplier that multiplies the indexed element by a specified factor and, therefore, the value of such securities may be very volatile. The terms of the structured and indexed securities may provide that in certain circumstances no principal is due at maturity and therefore, may result in a loss of invested capital. Structured and indexed securities may be positively or negatively indexed, so that appreciation of the reference may produce an increase or a decrease in the interest rate or the value of the structured or indexed security at maturity may be calculated as a specified multiple of the change in the value of the reference; therefore, the value of such security may be very volatile. Structured and indexed securities may entail a greater degree of market risk than other types of debt securities because the investor bears the risk of the reference. Structured or indexed securities may also be more volatile, less liquid, and more difficult to accurately price than less complex securities or more traditional debt securities. To the extent a Fund invests in these securities, they will be analyzed in the overall assessment of the effective duration of the Fund's portfolio in an effort to monitor the Fund's interest rate risk.

SWAP AGREEMENTS
Certain Funds may enter into swap agreements for the purpose of attempting to obtain a particular desired return at a lower cost to the Fund than if the Fund had invested directly in a security that yielded or produced that desired return. These instruments also may be used for tax and/or cash management


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purposes. Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than one year. In a standard "swap" transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or "swapped" between the parties are calculated with respect to a "notional amount," i.e., the return on or increase in value of a particular dollar amount invested in a particular security, or at a particular interest rate, in a particular foreign currency, or in a "basket" of securities representing a particular index. The "notional amount" of the swap agreement is only a fictitious basis on which to calculate the obligations which the parties to a swap agreement have agreed to exchange. The Fund's obligations (or rights) under a swap agreement will generally be equal only to the net amount to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement. The Fund's obligations under a swap agreement will be accrued daily (offset against any amounts owing to the Fund) and any accrued but unpaid net amounts owed to a swap counterparty will be covered by the maintenance of a segregated account consisting of cash, U.S government securities, or high grade debt obligations, to limit any potential leveraging of the Fund's portfolio. The Fund will not enter into a swap agreement with any single party if the net amount that would be owed or received under contracts with that party would exceed 5% of the Fund's total assets.

CREDIT DEFAULT SWAPS: Certain Funds may also enter into credit default swap agreements. The credit default swap agreement may have as reference obligations one or more securities that are not currently held by the Fund. The protection "buyer" in a credit default contract is generally obligated to pay the protection "seller" an upfront or a periodic stream of payments over the term of the contract provided that no credit event, such as a default, on a reference obligation has occurred. If a credit event occurs, the seller generally must pay the buyer the "par value" (full notional value) of the swap in exchange for an equal face amount of deliverable obligations of the reference entity described in the swap, or the seller may be required to deliver the related net cash amount, if the swap is cash settled. A Fund may be either the buyer or seller in the transaction. If the Fund is a buyer and no credit event occurs, the Fund may recover nothing if the swap is held through its termination date. However, if a credit event occurs, the buyer generally may elect to receive the full notional value of the swap in exchange for an equal face amount of deliverable obligations of the reference entity whose value may have significantly decreased. As a seller, a Fund generally receives an upfront payment or a fixed rate of income throughout the term of the swap provided that there is no credit event. As the seller, a Fund would effectively add leverage to its portfolio because, in addition to its total net assets, a Fund would be subject to investment exposure on the notional amount of the swap.

Credit default swap agreements involve greater risks than if a Fund had invested in the reference obligation directly since, in addition to general market risks, credit default swaps are subject to illiquidity risk, counterparty risk and credit risk. A Fund will enter into credit default swap agreements only with counterparties that meet certain standards of creditworthiness. A buyer generally also will lose its investment and recover nothing should no credit event occur and the swap is held to its termination date. If a credit event were to occur, the value of any deliverable obligation received by the seller, coupled with the upfront or periodic payments previously received, may be less than the full notional value it pays to the buyer, resulting in a loss of value to the seller. The Fund's obligations under a credit default swap agreement will be accrued daily (offset against any amounts owing to the Fund). In connection with credit default swaps in which a Fund is the buyer, the Fund will segregate or "earmark" cash or assets determined to be liquid, or enter into certain offsetting positions, with a value at least equal to the Fund's exposure (any accrued but unpaid net amounts owed by the Fund to any counterparty), on a marked-to-market basis. In connection with credit default swaps in which a Fund is the seller, the Fund will segregate or "earmark" cash or assets determined to be liquid, or enter into offsetting positions, with a value at least equal to the full notional amount of the swap (minus any amounts owed to the Fund). Such segregation or "earmarking" will ensure that the Fund has assets available to satisfy its obligations with respect to the transaction and will limit any potential leveraging of the Fund's portfolio. Such segregation or "earmarking" will not limit the Fund's exposure to loss.

Whether a Fund's use of swap agreements will be successful in furthering its investment objective will depend on the ability of the Subadviser correctly to predict whether certain types of investments are likely to produce greater returns than other investments. Because they are two-party contracts and may have terms of greater than seven days, swap agreements may be considered to be illiquid. Moreover, the Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. The Subadviser will cause the Fund to enter into swap agreements only with counterparties that would be eligible for consideration as repurchase agreement counterparties under the Fund's repurchase agreement guidelines. Certain positions adopted by the Internal Revenue Service may limit the Fund's ability to use swap agreements in a desired tax strategy.


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The swap market is a relatively new market and is largely unregulated. It is possible that developments in the swap market and the laws relating to swaps, including potential government regulation, could adversely effect the Fund's ability to terminate existing swap agreements, to realize amounts to be received under such agreements, or to enter into swap agreements, or could have adverse tax consequences.

TAXABLE AND TAX EXEMPT MUNICIPAL SECURITIES
Certain Funds may invest in municipal securities. Municipal securities include debt obligations issued by governmental entities to obtain funds for various public purposes, such as the construction of a wide range of public facilities, the refunding of outstanding obligations, the payment of general operating expenses, and the extension of loans to other public institutions and facilities. Private activity bonds that are issued by or on behalf of public authorities to finance various privately-operated facilities are included within the term municipal securities, only if the interest paid thereon is exempt from federal taxes.

Other types of municipal securities include short-term General Obligation Notes, Tax Anticipation Notes, Bond Anticipation Notes, Revenue Anticipation Notes, Project Notes, Tax-Exempt Commercial Paper, Construction Loan Notes and other forms of short-term tax-exempt loans. Such instruments are issued with a short-term maturity in anticipation of the receipt of tax funds, the proceeds of bond placements or other revenues.

Project Notes are issued by a state or local housing agency and are sold by the Department of Housing and Urban Development. While the issuing agency has the primary obligation with respect to its Project Notes, they are also secured by the full faith and credit of the United States through agreements with the issuing authority which provide that, if required, the federal government will lend the issuer an amount equal to the principal of and interest on the Project Notes.

The two principal classifications of municipal securities consist of "general obligation" and "revenue" issues. There are, of course, variations in the quality of municipal securities, both within a particular classification and between classifications, and the yields on municipal securities depend upon a variety of factors, including the financial condition of the issuer, general conditions of the municipal bond market, the size of a particular offering, the maturity of the obligation and the rating of the issue. Ratings represent the opinions of an NRSRO as to the quality of municipal securities. It should be emphasized, however, that ratings are general and are not absolute standards of quality, and municipal securities with the same maturity, interest rate and rating may have different yields, while municipal securities of the same maturity and interest rate with different ratings may have the same yield. Subsequent to purchase, an issue of municipal securities may cease to be rated or its rating may be reduced below the minimum rating required for purchase. The Subadviser will consider such an event in determining whether the Fund should continue to hold the obligation.

An issuer's obligations under its municipal securities are subject to the provisions of bankruptcy, insolvency, and other laws affecting the rights and remedies of creditors, such as the federal bankruptcy code, and laws, if any, which may be enacted by Congress or state legislatures extending the time for payment of principal or interest, or both, or imposing other constraints upon the enforcement of such obligations or upon the ability of municipalities to levy taxes. The power or ability of an issuer to meet its obligations for the payment of interest on and principal of its municipal securities may be materially adversely affected by litigation or other conditions.

U.S. GOVERNMENT OBLIGATIONS
Certain Funds may invest in obligations issued or guaranteed by the U.S. government or its agencies or instrumentalities, including bills, notes and bonds issued by the U.S. Treasury.

Obligations of certain agencies and instrumentalities of the U.S. government, such as the Government National Mortgage Association ("GNMA"), are supported by the full faith and credit of the U.S. Treasury; others, such as those of Fannie Mae ("FNMA"), are supported by the right of the issuer to borrow from the Treasury; still others, such as those of the Federal Farm Credit Banks or the Federal Home Loan Mortgage Corporation ("FHLMC"), are supported only by the credit of the instrumentality. No assurance can be given that the U.S. government would provide financial support to U.S. government-sponsored agencies or instrumentalities, such as FNMA, or the FHLMC, since it is not obligated to do so by law. These agencies or instrumentalities are supported by the issuer's right to borrow specific amounts from the U.S. Treasury, the discretionary authority of the U.S. government to purchase certain obligations from such agencies or instrumentalities, or the credit of the agency or instrumentality.

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VARIABLE AND FLOATING RATE DEMAND AND MASTER DEMAND NOTES
Certain Funds may, from time to time, buy variable rate demand notes issued by corporations, bank holding companies and financial institutions and similar taxable and tax-exempt instruments issued by government agencies and instrumentalities. These securities will typically have a maturity in the 5 to 20 year range but carry with them the right of the holder to put the securities to a remarketing agent or other entity on short notice, typically seven days or less. The obligation of the issuer of the put to repurchase the securities is backed up by a letter of credit or other obligation issued by a financial institution. The purchase price is ordinarily par plus accrued and unpaid interest. Ordinarily, the remarketing agent will adjust the interest rate every seven days (or at other intervals corresponding to the notice period for the put), in order to maintain the interest rate at the prevailing rate for securities with a seven-day maturity.

Variable amount master demand notes in which certain Funds may invest are unsecured demand notes that permit the indebtedness thereunder to vary and provide for periodic adjustments in the interest rate according to the terms of the instrument. Because master demand notes are direct lending arrangements between a Fund and the issuer, they are not normally traded. Although there is no secondary market in the notes, a Fund may demand payment of principal and accrued interest at any time. While the notes are not rated by credit rating agencies, issuers of variable amount master demand notes (which are normally manufacturing, retail, financial and other business concerns) must satisfy the same criteria set forth above for commercial paper. The Subadviser will consider the earning power, cash flow, and other liquidity ratios of such notes and will continuously monitor the financial status and ability to make payment on demand. In determining dollar weighted average maturity, a variable amount master demand note will be deemed to have a maturity equal to the longer of the period of time remaining until the next interest rate adjustment or the period of time remaining until the principal amount can be recovered from the issuer through demand.

WARRANTS AND RIGHTS
Certain Funds may, from time to time, invest in warrants. Warrants are, in effect, longer-term call options. They give the holder the right to purchase a given number of shares of a particular company at specified prices within certain periods of time. The purchaser of a warrant expects that the market price of the security will exceed the purchase price of the warrant plus the exercise price of the warrant, thus giving him a profit. Of course, since the market price may never exceed the exercise price before the expiration date of the warrant, the purchaser of the warrant risks the loss of the entire purchase price of the warrant. Warrants generally trade in the open market and may be sold rather than exercised. Warrants are sometimes sold in unit form with other securities of an issuer. Units of warrants and common stock may be employed in financing young, unseasoned companies. The purchase price of a warrant varies with the exercise price of a warrant, the current market value of the underlying security, the life of the warrant and various other investment factors.

Rights are similar to warrants in they represent the right to buy common shares, however, in contrast, rights have a subscription price lower than the current market of the common stock and a life of two to four weeks.

WHEN-ISSUED AND DELAYED DELIVERY SECURITIES
Certain Funds may purchase securities on a "when-issued" or "delayed delivery" basis. A Fund will engage in when-issued and delayed delivery transactions only for the purpose of acquiring portfolio securities consistent with its investment objectives and policies, not for investment leverage, although such transactions represent a form of leveraging. When-issued securities are securities purchased for delivery beyond the normal settlement date at a stated price and yield and thereby involve risk that the yield obtained in the transaction will be less than that available in the market when the delivery takes place. A Fund will not pay for such securities or start earning interest on them until they are received. When a Fund agrees to purchase securities on a "when-issued" or "delayed delivery" basis, the Trust's Custodian will set aside cash or liquid securities equal to the amount of the commitment in a separate account. Normally, the Custodian will set aside portfolio securities to satisfy the purchase commitment, and in such case, a Fund may be required subsequently to place additional assets in the separate account in order to assure that the value of the account remains equal to the amount of a Fund's commitment. It may be expected that a Fund's net assets will fluctuate to a greater degree when it sets aside portfolio securities to cover such purchase commitments than when it sets aside cash. In addition, because a Fund will set aside cash or liquid securities to satisfy its purchase commitments in the manner described above, a Fund's liquidity and the ability of the Subadviser to manage it might be affected in the event its commitments to purchase "when-issued" or "delayed delivery" securities ever exceeded 25% of the value of its total assets.

Securities purchased on a when-issued basis are recorded as an asset and are subject to changes in the value based upon changes in the general level of interest rates. In when-issued and delayed delivery transactions, a Fund relies on the seller to complete the transaction; the seller's failure to do so may


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cause such Fund to miss a price or yield considered to be advantageous. If a Fund sells a "when-issued" or "delayed delivery" security before a delivery, any gain would be taxable.

ZERO COUPON AND PAY-IN-KIND SECURITIES
Certain Funds may invest in zero coupon bonds and pay-in-kind securities. Zero coupon bonds (which do not pay interest until maturity) and pay-in-kind securities (which pay interest in the form of additional securities) may be more speculative and may fluctuate more in value than securities which pay income periodically and in cash. In addition, although a Fund receives no periodic cash payments from such investments, applicable tax rules require the Fund to accrue and pay out its income from such securities annually as income dividends.

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     The Allianz Variable Insurance Products Trust - SAI - May 1, 2007
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INVESTMENT RESTRICTIONS
The investment objective of the Money Market Fund may not be changed without a vote of the holders of a majority of the Fund's outstanding shares. In addition, the following fundamental investment restrictions may be changed with respect to a particular Fund only by the vote of a majority of the outstanding shares of that Fund (as defined under "Additional Information -- Vote of a Majority of the Outstanding Shares" in this Statement of Additional Information). All other investment limitations described in the Prospectus or this Statement of Additional Information may be changed by the Board of Trustees.

No Fund may:
1. Act as an underwriter of securities within the meaning of the 1933 Act except insofar as it might be deemed to be an underwriter upon the disposition of portfolio securities acquired within the limitation on purchases of illiquid securities and except to the extent that the purchase of obligations directly from the issuer thereof in accordance with its investment objective, policies and limitations may be deemed to be underwriting.
2. Invest in commodities, except that as consistent with its investment objective and policies the Fund may: (a) purchase and sell options, forward contracts, futures contracts, including without limitation those relating to indices; (b) purchase and sell options on futures contracts or indices; and
    (c) purchase publicly traded securities of companies engaging in whole or in part in such activities.
3. Purchase or sell real estate, except that it may purchase securities of issuers which deal in real estate and may purchase securities which are secured by interests in real estate (including REITs).
4. Purchase any securities which would cause 25% or more of the value of its total assets at the time of purchase to be invested in the securities of one or more issuers conducting their principal business activities in the same industry, provided that the Columbia Technology Fund may concentrate in technology industries and the VK Global Real Estate Fund may concentrate in equity securities of companies in the real estate industry, and with respect to all other Funds:
    (a) there is no limitation with respect to obligations issued or guaranteed by the U.S. government, any state, territory or possession of the United States, the District of Columbia or any of their authorities, agencies, instrumentalities or political subdivisions, and repurchase agreements secured by such instruments;
    (b) wholly-owned finance companies will be considered to be in the industries of their parents if their activities are primarily related to financing the activities of the parents;
    (c) utilities will be divided according to their services, for example, gas, gas transmission, electric and gas, electric, and telephone will each be considered a separate industry; and
    (d) personal credit and business credit businesses will be considered separate industries.
5. Purchase securities of any one issuer, other than securities issued or guaranteed by the U.S. government or its agencies or instrumentalities and securities issued by other investment companies, if, immediately after such purchase, more than 5% of the value of the Fund's total assets would be invested in such issuer, except as permitted by Rule 2a-7 under the 1940 Act, or the Fund would hold more than 10% of any class of securities of the issuer or more than 10% of the outstanding voting securities of the issuer, except that up to 25% of the value of the Fund's total assets may be invested without regard to such limitations.
6. Make loans, except that a Fund may purchase and hold debt instruments and enter into repurchase agreements in accordance with its investment objective and policies and may lend portfolio securities in an amount not exceeding one-third of its total assets.
7. Issue senior securities except to the extent permitted under the 1940 Act or any rule, order or interpretation thereunder.


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     The Allianz Variable Insurance Products Trust - SAI - May 1, 2007
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8. a) Borrow money (not including reverse repurchase agreements or dollar roll agreements), except that a Fund may borrow from banks for temporary or emergency purposes, and then only up to 30%* of its total assets at the time of borrowing, and provided that such bank borrowings and reverse repurchase agreements and dollar roll agreements do not exceed in the aggregate one-third of the Fund's total assets at the time of borrowing.
    b) Mortgage, pledge or hypothecate any assets except in connection with a bank borrowing in amounts not to exceed 30%* of the Fund's net assets.
        * As a non-fundamental policy, the following Funds have a less restrictive limit of up to 33 1/3%:
           AIM Basic Value Fund
           AIM International Equity Fund
           Columbia Technology Fund
           Davis NY Venture Fund
           Dreyfus Founders Equity Growth Fund
           Jennison 20/20 Focus Fund
           Jennison Growth Fund
           Neuberger Berman Regency Fund
           VK Global Franchise Fund
           VK Global Real Estate Fund

           As a non-fundamental policy, the following funds have more restrictive limits as follows:
           Money Market Fund                     10% (with respect to 8a)
           Schroder International Small Cap Fund 15%
           VK Aggressive Growth Fund              5%
           VK Equity and Income Fund             10%
           VK Global Real Estate Fund            10% (with respect to 8b)
           VK Strategic Growth Fund              10%


For purposes of the above investment limitations, the Funds treat all supranational organizations as a single industry and each foreign government (and all of its agencies) as a separate industry. In addition, a security is considered to be issued by the government entity (or entities) whose assets and revenues back the security.


The following exceptions to the above investment limitations apply:
o With respect to investment limitation No. 2 above, "commodities" includes commodity contracts. This restriction shall not prohibit the Funds, subject to restrictions described in the Prospectuses and elsewhere in this Statement of Additional Information, from purchasing, selling or entering into futures contracts, options on futures contracts, foreign currency forward contracts, foreign currency options, or any interest rate, securities-related or foreign currency-related hedging instrument, including swap agreements and other derivative instruments, subject to compliance with any applicable provisions of the federal securities or commodities laws.
o With respect to investment limitation No. 4 above, the Target Double Play Fund and TargetPLUS Equity Fund are not subject to this limitation because they employ passive quantitative investment strategies.
o With respect to investment limitation No. 5 above, the LM Growth Fund, LM Value Fund, Target Double Play Fund, VK Global Franchise Fund and the VK Global Real Estate Fund are not subject to the limitations mentioned since they are classified as non-diversified investment companies.

    As non-diversified investment companies, these Funds are nonetheless required, pursuant to the Internal Revenue Code of 1986, as amended (the "Code"), to meet certain diversification requirements in order to qualify as regulated investment companies for federal income tax purposes. To so qualify, the Funds must diversify their holdings so that, at the close of each quarter of their taxable year, (a) at least 50% of the value of their total assets is represented by cash, cash items, securities issued by the U.S. Government, its agencies and instrumentalities, the securities of other regulated investment companies, and other securities limited generally with respect to any one issuer to an amount not more than 5% of the total assets of the respective Funds and not more than 10% of the outstanding voting securities of such issuer, and (b) not more than 25% of the value of their total assets is invested in the securities of any issuer (other than securities issued by the U.S. government, it agencies or instrumentalities or the securities of other regulated investment companies), or in two or more issuers that each respective Fund controls and that are engaged in the same or similar trades or businesses.


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    The Code also imposes certain diversification requirements on the investment of segregated accounts underlying variable annuity and life insurance contracts. The non-diversified Funds also will remain subject to these diversification requirements.
o With respect to investment limitation No. 8 above, and as a non-fundamental policy which may be changed without the vote of shareholders, no Fund will purchase securities while its outstanding borrowings (including reverse repurchase agreements) are in excess of 5% of its total assets. Securities held in escrow or in separate accounts in connection with a Fund's investment practices described in the Funds' Prospectus or Statement of Additional Information are not deemed to be pledged for purposes of this limitation.


In addition, the Funds are subject to the following non-fundamental limitations, which may be changed without the vote of shareholders. No Fund may:
1. Write or sell put options, call options, straddles, spreads, or any combination thereof, except as consistent with the Fund's investment objective and policies for transactions in options on securities or indices of securities, futures contracts and options on futures contracts and in similar investments.
2. Purchase securities on margin, make short sales of securities or maintain a short position, except that, as consistent with a Fund's investment objective and policies, (a) this investment limitation shall not apply to the Fund's transactions in futures contracts and related options, options on securities or indices of securities and similar instruments, (b) it may obtain short-term credit as may be necessary for the clearance of purchases and sales of portfolio securities and (c) the AIM Basic Value Fund, AIM International Equity Fund, Columbia Technology Fund, Dreyfus Founders Equity Growth Fund, Franklin Small Cap Value Fund, Jennison 20/20 Focus Fund, Jennison Growth Fund, LM Value Fund, LM Growth Fund, LMP Large Cap Growth Fund, LMP Small Cap Growth Fund, VK Aggressive Growth Fund, VK Global Franchise Fund, and VK Strategic Growth Fund may engage in short sales against the box.
3.  Purchase securities of companies for the purpose of exercising control.
4. Except as noted otherwise elsewhere in this SAI, invest more than 15% (10% with respect to the Money Market Fund, Oppenheimer Main Street Fund, VK Comstock Fund, VK Equity and Income Fund, and VK Strategic Growth Fund) of its net assets in illiquid securities.
5. Invest in shares of other mutual funds in reliance on Section 12(d)(1)(F) or 12(d)(1)(G) of the 1940 Act.


Except for the Funds' policy on illiquid securities and borrowing, if a percentage limitation is satisfied at the time of investment, a later increase or decrease in such percentage resulting from a change in the value of a Fund's portfolio securities will not constitute a violation of such limitation for purposes of the 1940 Act.


PORTFOLIO TURNOVER
The portfolio turnover rate for each of the Funds is calculated by dividing the lesser of a Fund's purchases or sales of portfolio securities for the year by the monthly average value of the securities. The SEC requires that the calculation exclude all securities whose maturities at the time of acquisition are one year or less. The portfolio turnover rates for the Funds of the Trust may vary greatly from year to year as well as within a particular year, and may also be affected by cash requirements for redemption of shares. High portfolio turnover rates will generally result in higher transaction costs to a Fund, including brokerage commissions. Portfolio turnover rates are set forth in the Financial Highlights of the Prospectus.


[The following paragraph to be updated upon amendment pending review of Fund turnover]

If a particular Fund changes subadvisers in any given year, the fund may experience a significant variation in the turnover rate due to the replacement of existing holdings by the new subadviser. For the year ended December 31, 2006, the Columbia Technology Fund and the OCC Opportunity Fund experienced significant variation in their turnover rates, as reflected in the Financial Highlights section of the prospectus due to subadviser changes which took place on July 7, 2006 and August 28, 2006 respectively. For the year ended December 31, 2005, the OCC Renaissance Fund and the OCC Value Fund experienced significant variation in their turnover rates, as reflected in the Financial Highlights section of the prospectus, due to a subadviser change which took place on September 16, 2005. For the year ended December 31, 2004, the Dreyfus Founders Equity Growth Fund and the LM Value Fund experienced significant variation in their turnover rates, as reflected in the Financial Highlights section of the prospectus, due to subadviser changes which took place on March 8, 2004 and July 27, 2004, respectively.


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OTHER FUND POLICIES
DISCLOSURE OF PORTFOLIO HOLDINGS
The Board has adopted policies and procedures regarding the disclosure of portfolio holdings in order to assist the Funds in preventing the misuse of material nonpublic information and to ensure that shareholders and other interested parties continue to receive portfolio information on a uniform basis. The chief compliance officer of the Trust oversees application of the policies and provides the Board with periodic reports regarding the Funds' compliance with the policies.

In general, the Trust has instructed all third-party service providers and Allianz Life Advisers, LLC its investment adviser, that no information regarding portfolio holdings may be disclosed to any unaffiliated third party except as follows.


Complete portfolio holdings will be included in the Funds' annual and semi-annual reports. The annual and semi-annual reports are mailed to all shareholders, and are filed with the SEC. The Funds file their complete portfolio holdings with the SEC within 60 days after the end of their first and third quarters on Form N-Q. Copies of the Funds' annual and semi-annual reports and Forms N-Q are available: 1) free on the EDGAR Database on the SEC's website at www.sec.gov; 2) for review or copying, copies subject to a duplication fee, at the SEC's Public Reference Room in Washington, D.C.; 3) by e-mailing your request to publicinfo@sec.gov; or 4) by writing the SEC's Public Reference Section, 100 F Street NE, Washington, D.C. 20549. Information on the operation of the SEC's Public Reference Room may be obtained by calling the SEC at 1-202-551-8090.


In order to assure that any disclosure of portfolio holdings is in the best interest of shareholders, and to prevent any conflicts of interest between the Funds' shareholders, investment adviser, principal underwriter, or any affiliated person of the Funds, the Funds policies regarding the disclosure of portfolio holdings include the provision that the Funds' investment adviser (Allianz Life Advisers, LLC) and affiliates have access to portfolio composition and performance on a real-time basis, but only for legitimate business purposes. Any recipient of such information is subject to a duty of confidentiality, including a duty not to trade on the non-public information. In addition, the Funds' administrator, custodian, and certain consultants and providers of software used to analyze portfolio performance may be given access to portfolio information in connection with services provided by them. All of these latter entities are subject to confidentiality and non-use agreements and may not disclose (or use information on) portfolio holdings without the express written approval of the Chief Compliance Officer of the Trust.

Information regarding portfolio holdings may be provided to anyone upon request 30 days after the date of the information.

No compensation or any other consideration is received by the Funds, the Manager, or any other party in connection with disclosure of portfolio holdings.

On a quarterly basis, the Board will receive a report of portfolio holdings disclosures and will monitor such disclosures to ascertain that no conflicts exist and that any disclosures of information about portfolio holdings are in the best interests of Fund shareholders.

Set forth below is a list of those parties with whom the Funds have authorized ongoing arrangements that include the release of portfolio holdings information, as well as the frequency of the release under such arrangements, and the length of the lag, if any, between the date of the information and the date on which the information is disclosed. The Fund's independent registered public accountant also has access from time to time to a Fund's portfolio holdings in connection with performing the audit and related functions.

RECIPIENT (HOLDINGS)                                FREQUENCY               DELAY BEFORE DISSEMINATION
--------------------------------------------------  ----------------------  -----------------------------
The Northern Trust Co. (Fund Custodian)             Daily                   None
BISYS Fund Services (Fund Accountant,               Daily                   None
Administrator and Transfer Agent)
Institutional Shareholder Services (proxy voting    As necessary            None
services)
Factset                                             Daily                   1 day
Bloomberg                                           Quarterly               31 Calendar days after quarter end
Lipper                                              Quarterly               31 Calendar days after quarter end
S&P                                                 Quarterly               31 Calendar days after quarter end


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RECIPIENT (HOLDINGS)                                FREQUENCY               DELAY BEFORE DISSEMINATION
--------------------------------------------------  ----------------------  -----------------------------

Morningstar Associates, LLC                         Quarterly               61 Calendar days after quarter end
Thomson/Vestek                                      Daily                   31 Calendar days after quarter end

There is no assurance that the Fund's policies on holdings information will protect the fund from the potential misuse of holdings by individuals or firms in possession of that information.
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ADDITIONAL PURCHASE AND REDEMPTION INFORMATION
The shares of the Trust's Funds are sold on a continuous basis by the Trust's distributor, BISYS Fund Services Limited Partnership (the "Distributor "or "BISYS LP"), and the Distributor has agreed to use appropriate efforts to solicit all purchase orders.

NET ASSET VALUE
As indicated in the Prospectus, the net asset value of each class of each Fund is determined and the shares of each Fund are priced as of the valuation times defined in the Prospectus (see "Shareholder Information -- Pricing of Fund Shares") on each Business Day of the Trust. A "Business Day" is a day on which the New York Stock Exchange (the "NYSE") is open for trading. Currently, the NYSE will not be open in observance of the following holidays: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

VALUATION OF THE MONEY MARKET FUND
The Money Market Fund has elected to use the amortized cost method of valuation pursuant to Rule 2a-7 under the 1940 Act. This involves valuing an instrument at its cost initially and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument. This method may result in periods during which value, as determined by amortized cost, is higher or lower than the price a Fund would receive if it sold the instrument. The value of securities in the Money Market Fund can be expected to vary inversely with changes in prevailing interest rates.

Pursuant to Rule 2a-7, the Money Market Fund will maintain a dollar-weighted average maturity appropriate to the Fund's objective of maintaining a stable net asset value per share, provided that the Fund will not purchase any security with a remaining maturity of more than 397 days (thirteen months) (securities subject to repurchase agreements may bear longer maturities) nor will it maintain a dollar-weighted average maturity which exceeds 90 days. The Board of Trustees has also undertaken to establish procedures reasonably designed, taking into account current market conditions and the investment objective of the Fund, to stabilize the net asset value per share of the Fund for purposes of sales and redemptions at $1.00. These procedures include review by the Trustees, at such intervals as they deem appropriate, to determine the extent, if any, to which the net asset value per share of the Fund calculated by using available market quotations deviates from $1.00 per share. In the event such deviation exceeds 0.5%, Rule 2a-7 requires that the Board of Trustees promptly consider what action, if any, should be initiated. If the Trustees believe that the extent of any deviation from the Fund's $1.00 amortized cost price per share may result in material dilution or other unfair results to new or existing investors, they will take such steps as they consider appropriate to eliminate or reduce, to the extent reasonably practicable, any such dilution or unfair results. These steps may include selling portfolio instruments prior to maturity, shortening the dollar-weighted average maturity, withholding or reducing dividends, reducing the number of the Fund's outstanding shares without monetary consideration, or utilizing a net asset value per share determined by using available market quotations. As permitted by Rule 2a-7 and the procedures adopted by the Board, certain of the Board's responsibilities under the Rule may be delegated to the Subadviser.

VALUATION OF THE NON-MONEY MARKET FUNDS
Portfolio securities, the principal market for which is a securities exchange, will be valued at the closing sales price on that exchange on the day of computation or, if there have been no sales during such day, at the latest bid quotation. Portfolio securities, the principal market for which is not a securities exchange, will be valued at their latest bid quotation in such principal market. In either case, if no such bid price is available then such securities will be valued in good faith at their respective fair market values using methods by or under the supervision of the Board of Trustees. Portfolio securities with a remaining maturity of 60 days or less will be valued either at amortized cost or original cost plus accrued interest, which approximates current value.

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     The Allianz Variable Insurance Products Trust - SAI - May 1, 2007
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Portfolio securities which are primarily traded on foreign exchanges may be valued with the assistance of a pricing service and are generally valued at the preceding closing values of such securities on their respective exchanges, except that when an occurrence subsequent to the time a foreign security is valued is likely to have changed such value, then the fair value of those securities may be determined by consideration of other factors by or under the direction of the Board of Trustees. Over-the-counter securities are valued on the basis of the bid price at the close of business on each business day; however securities that are traded on NASDAQ are valued at the official closing price reported by NASDAQ. Notwithstanding the above, bonds and other fixed-income securities are valued by using market quotations and may be valued on the basis of prices provided by a pricing service approved by the Board of Trustees. All assets and liabilities initially expressed in foreign currencies will be converted into U.S. dollars at the mean between the bid and asked prices of such currencies against U.S. dollars as last quoted by any major bank.

All other assets and securities, including securities for which market quotations are not readily available, will be valued at their fair value as determined in good faith under the general supervision of the Board of Trustees.

REDEMPTION IN KIND
Although the Funds intend to pay share redemptions in cash, the Funds reserve the right to make payment in whole or in part in securities rather than cash, known as "redemption in kind." This could occur under extraordinary circumstances, such as a very large redemption that could affect Fund operations (for example, more than $250,000 or 1% of a Fund's net assets). If the Fund deems it advisable for the benefit of all shareholders, redemption in kind will consist of securities equal in market value to your shares. When you convert these securities to cash, you will pay brokerage charges.


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     The Allianz Variable Insurance Products Trust - SAI - May 1, 2007
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-------------------------------------------------------------------------------

                             MANAGEMENT OF THE TRUST
TRUSTEES AND OFFICERS
Overall responsibility for management of the Trust rests with its Board of Trustees, who are elected by the shareholders of the Trust. The Trustees elect the officers of the Trust to supervise its day-to-day operations. Subject to the provisions of the Declaration of Trust, the Board of Trustees manages the business of the Trust and the Trustees have all powers necessary or convenient to carry out this responsibility including the power to engage in transactions of all kinds on behalf of the Trust. The Board of Trustees is responsible for oversight of the officers and may elect and remove, with or without cause, such officers as they consider appropriate.

The Board of Trustees has established certain standing committees to assist in the oversight of the Trust.

o The Audit Committee, made up of Mr. Conrad, Mr. Gelfenbien, Ms. Leonardi, Mr. Lewis, Mr. McClean and Mr. Reeds, met four times during the last fiscal year. The functions of the Audit Committee include advising the full Board of Trustees with respect to accounting, auditing and financial matters affecting the Trust.


o The Investment Committee, made up of Mr. Conrad, Mr. Gelfenbien, Ms. Leonardi, Mr. Lewis, Mr. McClean and Mr. Reeds, met four times during the last fiscal year. The functions of the Investment Committee include evaluating and supervising the Manager and Subadvisers to the various investment portfolios of the Trust.

o The Nominating and Corporate Governance Committee, made up of Mr. Conrad, Mr. Gelfenbien, Ms. Leonardi, Mr. Lewis, Mr. McClean and Mr. Reeds, met four times during the last fiscal year. The Nominating and Corporate Governance Committee advises the Board of Trustees with respect to the selection and nomination of candidates for election to the Board of Trustees. The Nominating Committee does not consider nominees recommended by shareholders of the Trust.

o The Valuation and Investment Policy Committee, made up of Mr. Kletti, Darin Egbert, Brian Muench, Michael J. Tanski, Joel M. Peterson and Bradley J. Quello, met 12 times during the last fiscal year. The Valuation and Investment Policy Committee monitors the valuation of portfolio securities and other investments of the Funds and, when the Board is not in session, the Committee determines the fair value of illiquid and other holdings.


The Trust is managed by the Trustees in accordance with the laws of the state of Delaware governing business trusts. There are currently eight Trustees, two of whom are "interested persons" of the Trust within the meaning of that term under the 1940 Act. The Trustees and Officers of the Trust, their addresses, ages, their positions held with the Trust, their terms of office with the Trust and length of time served, their principal occupation(s) during the past five years, the number of portfolios in the Trust they oversee, and their other directorships held are as follows:


NON-INTERESTED TRUSTEES*
                                                                                                                 OTHER
                            POSITIONS                                                        NUMBER OF       DIRECTORSHIPS
                            HELD WITH       TERM OF                                         PORTFOLIOS       HELD OUTSIDE
                           ALLIANZ VIP     OFFICE**/                                       OVERSEEN FOR           THE
                           AND VIP FOF     LENGTH OF    PRINCIPAL OCCUPATION(S) DURING    ALLIANZ VIP AND   ---------------
NAME, ADDRESS, AND AGE        TRUST       TIME SERVED            PAST 5 YEARS              VIP FOF TRUST     FUND COMPLEX
------------------------- --------------- ------------- -------------------------------- ------------------ ----------------
------------------------- --------------- ------------- -------------------------------- ------------------ ----------------
Harrison Conrad, Age 72      Trustee      Since 10/99   Retired; Board member of                40               None
5701 Golden Hills Drive                                 Capital Re Corporation, a
Minneapolis, MN  55416                                  financial-guaranty re-insurer
                                                        from 1995 to December 1999;
                                                        Retired from JP Morgan after
                                                        34 years.
------------------------- --------------- ------------- -------------------------------- ------------------ ----------------
------------------------- --------------- ------------- -------------------------------- ------------------ ----------------
Roger Gelfenbien, Age 63     Trustee      Since 10/99   Retired; Partner of Accenture           40              Webster
5701 Golden Hills Drive                                 from 1983 to August 1999.                              Financial
Minneapolis, MN  55416                                                                                       Phoenix Edge
                                                                                                                 Funds
                                                                                                              (32 Funds)
------------------------- --------------- ------------- -------------------------------- ------------------ ----------------
------------------------- --------------- ------------- -------------------------------- ------------------ ----------------



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                                     40
     The Allianz Variable Insurance Products Trust - SAI - May 1, 2007
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------------------------- --------------- ------------- -------------------------------- ------------------ ----------------
------------------------- --------------- ------------- -------------------------------- ------------------ ----------------

Dickson W. Lewis, Age 58     Trustee       Since 2/04   Vice President/ General                 40               None
5701 Golden Hills Drive                                 Manager of Jostens, Inc., a
Minneapolis, MN  55416                                  manufacturer of school
                                                        products, 2001 to present;
                                                        Senior Vice President of
                                                        Fortis Group, a Life insurance
                                                        and Securities company, 1997
                                                        to 2001; Consultant to
                                                        Hartford Insurance Co., 2001.
------------------------- --------------- ------------- -------------------------------- ------------------ ----------------
------------------------- --------------- ------------- -------------------------------- ------------------ ----------------
Claire R. Leonardi, Age      Trustee       Since 2/04   General Partner of Fairview             40           University of
51                                                      Capital, L.P., a venture                               CT Health
5701 Golden Hills Drive                                 capital fund-of-funds, 9/94 to                          Center
Minneapolis, MN  55416                                  present.
------------------------- --------------- ------------- -------------------------------- ------------------ ----------------
------------------------- --------------- ------------- -------------------------------- ------------------ ----------------
Arthur C. Reeds  III,        Trustee      Since 10/99   Retired Senior Investment               40            Connecticut
Age 63                                                  Officer, Hartford Foundation                        Water Service,
5701 Golden Hills Drive                                 for Public Giving from                                   Inc.
Minneapolis, MN  55416                                  September 2000 to January,
                                                        2003; Chairman, Chief
                                                        Executive and President of
                                                        Conning Corp., a money
                                                        manager, from September 1999
                                                        to March 2000; Investment
                                                        Consultant from 1997 to
                                                        September 1999.
------------------------- --------------- ------------- -------------------------------- ------------------ ----------------
------------------------- --------------- ------------- -------------------------------- ------------------ ----------------
Peter W. McClean, Age 53     Trustee       Since 2/04   Retired; President and CEO of           40              Cyrus,
5701 Golden Hills Drive                                 Measurisk, LLC, a market risk                        Reinsurrance
Minneapolis, MN  55416                                  information company, 2001 to                             MoA,
                                                        2003; Chief Risk Management                           Hospitality
                                                        Officer at Bank Of Bermuda                              Energy
                                                        Ltd., April 1996 to August                           Capital, LLC
                                                        2001.                                               Advisory Board


INTERESTED TRUSTEES***
---------------------------------------------------------------------------------------------------------------------------
                                                                                                                 OTHER
                            POSITIONS                                                        NUMBER OF       DIRECTORSHIPS
                            HELD WITH       TERM OF                                         PORTFOLIOS       HELD OUTSIDE
                           ALLIANZ VIP     OFFICE**/                                       OVERSEEN FOR           THE
                           AND VIP FOF     LENGTH OF    PRINCIPAL OCCUPATION(S) DURING    ALLIANZ VIP AND   ---------------
NAME, ADDRESS, AND AGE        TRUST       TIME SERVED            PAST 5 YEARS              VIP FOF TRUST     FUND COMPLEX
------------------------- --------------- ------------- -------------------------------- ------------------ ----------------
------------------------- --------------- ------------- -------------------------------- ------------------ ----------------
Jeffrey Kletti, Age 41     Chairman of     Since 2/04   President, Allianz Life                 40               None
5701 Golden Hills Drive   the Board and                 Advisers, LLC, 2005  to
Minneapolis, MN  55416      President                   present; formerly Senior Vice
                                                        President, 2000 to 2005.
------------------------- --------------- ------------- -------------------------------- ------------------ ----------------
------------------------- --------------- ------------- -------------------------------- ------------------ ----------------
Frank C. Tonnemaker,         Trustee      Since 10/06   President and CEO, Allianz              40               None
Age 50                                                  Life Financial Services,
5701 Golden Hills Drive                                 10/2005 to present.; Managing
Minneapolis, MN  55416                                  Director of Crosswater
                                                        Financial Corporation,
                                                        2003 to 2005; VP and
                                                        Regional Manager of Bel
                                                        Air Investment Advisors,
                                                        LLC, 2002 to 2003; VP
                                                        and Divisional Sales
                                                        Manager of Goldman Sachs
                                                        & Co., 2000 to 2002.
------------------------- --------------- ------------- -------------------------------- ------------------ ----------------

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     The Allianz Variable Insurance Products Trust - SAI - May 1, 2007
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OFFICERS
                                                    TERM OF
                          POSITIONS HELD WITH      OFFICE**/
                            ALLIANZ VIP AND      LENGTH OF TIME
NAME, ADDRESS, AND AGE       VIP FOF TRUST           SERVED             PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS
------------------------- --------------------- ----------------- --------------------------------------------------------
Michael Radmer, Age 62         Secretary           Since 2/02     Partner, Dorsey and Whitney LLP since 1976.
Dorsey & Whitney LLP,
Suite 1500
50 South Sixth Street
Minneapolis, MN
55402-1498
------------------------- --------------------- ----------------- --------------------------------------------------------
------------------------- --------------------- ----------------- --------------------------------------------------------
Troy Sheets, Age 35            Treasurer,          Since 9/02     Vice President of Financial Services of BISYS Fund
BISYS Fund Services,           Principal                          Services from 2002 to present; Audit Manager with KPMG
Inc.                       Accounting Officer                     LLP from 1998-2002.
3435 Stelzer Road            and Principal
Columbus, OH  43219        Financial Officer
------------------------- --------------------- ----------------- --------------------------------------------------------
------------------------- --------------------- ----------------- --------------------------------------------------------
Stephen G. Simon , Age      Chief Compliance      Since 11/06     Chief Compliance Officer, Allianz Life Advisers, LLC,
38                          Officer and AML                       July 2004 to present; President, Simon Compliance
5701 Golden Hills Drive    Compliance Officer                     Consulting Ltd, May 2004 to July 2004; Compliance
Minneapolis, MN  55416                                            Counsel, Advantus Capital Management, Inc., January
                                                                  2002 to May 2004.
------------------------- --------------------- ----------------- --------------------------------------------------------
------------------------- --------------------- ----------------- --------------------------------------------------------
Brian Muench, Age 36        Vice President         Since 2/06     Vice President, Advisory Management, Allianz Life Advisers from
                                                                  December 2005 to present; Assistant Vice
5701 Golden Hills Drive                                           President, Investments, Allianz Life from February
Minneapolis, MN 55416 2002                                        to November 2005.



*   Member of the Audit Committee.
**  Indefinite.
*** Is an "interested person", as defined by the 1940 Act, due to employment by Allianz.


The following table sets forth the dollar range of equity securities beneficially owned by each Trustee as of December 31, 2006.
                                                                       AGGREGATE DOLLAR RANGE OF EQUITY
                                                                    SECURITIES IN ALL REGISTERED INVESTMENT
                                          DOLLAR RANGE OF EQUITY    COMPANIES OVERSEEN BY TRUSTEE IN FAMILY
         NAME OF DIRECTOR                 SECURITIES IN EACH FUND           OF INVESTMENT COMPANIES
         ---------------------------------------------------------------------------------------------------
         Harrison Conrad                           None                              None
         5701 Golden Hills Drive
         Minneapolis, MN 55416
         -------------------------------- ------------------------ ------------------------------------------
         -------------------------------- ------------------------ ------------------------------------------
         Roger Gelfenbien                          None                              None
         5701 Golden Hills Drive
         Minneapolis, MN 55416
         -------------------------------- ------------------------ ------------------------------------------
         -------------------------------- ------------------------ ------------------------------------------
         Arthur C. Reeds III                       None                              None
         5701 Golden Hills Drive
         Minneapolis, MN 55416
         -------------------------------- ------------------------ ------------------------------------------
         -------------------------------- ------------------------ ------------------------------------------
         Claire R. Leonardi                        None                              None
         5701 Golden Hills Drive
         Minneapolis, MN 55416
         -------------------------------- ------------------------ ------------------------------------------
         -------------------------------- ------------------------ ------------------------------------------
         Dickson W. Lewis                          None                              None
         5701 Golden Hills Drive
         Minneapolis, MN 55416
         -------------------------------- ------------------------ ------------------------------------------
         -------------------------------- ------------------------ ------------------------------------------
         Peter W. McClean                          None                              None
         5701 Golden Hills Drive
         Minneapolis, MN 55416
         -------------------------------- ------------------------ ------------------------------------------
         -------------------------------- ------------------------ ------------------------------------------
         Jeffrey Kletti                            None                              None
         5701 Golden Hills Drive
         Minneapolis, MN 55416
         -------------------------------- ------------------------ ------------------------------------------
         -------------------------------- ------------------------ ------------------------------------------
         Frank C. Tonnemaker                       None                              None
         5701 Golden Hills Drive
         Minneapolis, MN  55416
         -------------------------------- ------------------------ ------------------------------------------



The following table sets forth any ownership by a non-interested Trustee or their immediate family members as to each class of securities of an investment advisor or principal underwriter of the Trust, or a person directly or indirectly controlling, controlled by, or under common control with an investment advisor or principal underwriter of the Trust.
-----------------------------------------------------------------------------------------------------------------------------

        NAME             NAME OF OWNERS          COMPANY          TITLE OF CLASS         VALUE OF        PERCENT OF CLASS
                       AND RELATIONSHIPS
                          TO DIRECTOR                                                   SECURITIES
Harrison Conrad               N/A                  N/A                 None                N/A                  N/A
Roger Gelfenbien              N/A                  N/A                 None                N/A                  N/A
Arthur C. Reeds III           N/A                  N/A                 None                N/A                  N/A
Claire R. Leonardi            N/A                  N/A                 None                N/A                  N/A
Dickson W. Lewis              N/A                  N/A                 None                N/A                  N/A
Peter W. McClean              N/A                  N/A                 None                N/A                  N/A

The following table sets forth total compensation paid to Trustees for the fiscal year ended December 31, 2006. Except as disclosed below, no executive officer or person affiliated with the Trust received compensation from the Trust for the fiscal year ended December 31, 2006, in excess of $120,000. Trustees who are affiliated with the Distributor or the Manager do not receive compensation from the Trust but all Trustees are reimbursed for all out-of-pocket expenses relating to attendance at meetings.

COMPENSATION TABLE 1/1/2006 THROUGH 12/31/2006
[TABLE TO BE UPDATED UPON AMENDMENT]
                              PENSION OR RETIREMENT
                                 AGGREGATE           BENEFITS ACCRUED AS       ESTIMATED ANNUAL
                           COMPENSATION FROM THE     PART OF THE TRUST'S        BENEFITS UPON         TOTAL COMPENSATION
     NAME OF TRUSTEE               TRUST                  EXPENSES                RETIREMENT            FROM THE TRUSTS

                             NON-INTERESTED TRUSTEES
Harrison Conrad                 $___________                 $0                      N/A                 $___________
Roger Gelfenbien                $___________                 $0                      N/A                 $___________
Arthur C. Reeds III             $___________                 $0                      N/A                 $___________
Peter McClean                   $___________                 $0                      N/A                 $___________
Claire Leonardi                 $___________                 $0                      N/A                 $___________
Dickson Lewis                   $___________                 $0                      N/A                 $___________

                               INTERESTED TRUSTEE
Jeffrey Kletti                       $0                      $0                      N/A                      $0
Frank C. Tonnemaker                  $0                      $0                      N/A                      $0

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     The Allianz Variable Insurance Products Trust - SAI - May 1, 2007
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APPROVAL OF INVESTMENT ADVISORY AND SUBADVISORY CONTRACTS FOR NEW FUNDS
--------------------------------------------------------------------------------
TARGET DOUBLE PLAY FUND AND TARGETPLUS EQUITY FUND
The Trust's investment manager, Allianz Life Advisers, LLC (the "Manager"), is a manager of managers, and is therefore responsible for determining, in the first instance, which investment advisers to recommend for selection as subadvisers. The Manager is also responsible for monitoring the various subadvisers that have day-to-day responsibility for the decisions made for each of the Funds.

In evaluating the services provided by the Manager and the terms of the investment management agreement, the Trust's Board of Trustees (the "Board" or the "Trustees") receives and reviews information related to the Manager's experience and expertise in the variable insurance marketplace. The TargetPLUS Equity Fund and the Target Double Play Fund (the "First Trust Funds") will be offered only as investment options for variable annuity products, and not in the retail fund market. In addition, the Board receives information regarding the Manager's expertise with regard to portfolio diversification and asset allocation requirements within the variable products offered through the separate accounts of Allianz Life Insurance Company of North America and its subsidiary Allianz Life Insurance Company of New York.

The Manager has adopted policies and procedures to assist it in assessing each potential subadviser with expertise in particular asset classes and providing the Board with information related to its recommendation that a specific investment adviser be selected as a subadviser. The Board reviews and considers the recommendation and the information provided by the Manager in making its decision on the recommendation. After a subadviser has been selected, a similarly rigorous process is instituted by the Manager to monitor and evaluate the investment performance and other responsibilities of the subadviser. The Manager reports to the Board on its monitoring and evaluations at the Board's regular quarterly meetings. Where warranted, the Manager will add a particular subadviser to a "watch" list that it maintains, or remove a subadviser from the list. Although the Manager may use data in its evaluation of subadvisers, there are no objective criteria for placing a subadviser on the watch list. Rather, the Manager exercises its judgment on the factors that should be considered in determining whether a subadviser is properly fulfilling its responsibilities. In addition to reviewing data in determining whether a subadviser is carrying out its responsibilities, the Manager and the Board also consider subjective factors, such as reputational and other risks to the Trust and its shareholders that engaging a particular subadviser might entail. In assessing the ability of the Manager and the subadviser (together, the "Advisory Organizations") to perform their obligations, the Board considers whether there has occurred any circumstance or event that would constitute a reason for it not to approve an advisory or subadvisory contract.

As required by the Investment Company Act of 1940 (the "1940 Act"), when the Manager proposes that the Trust add a new fund, or series, to its lineup of investment portfolios, the Board reviews and approves (1) the addition of the proposed fund and the advisory fee for the proposed fund to the Trust's investment management agreement with the Manager (the "Advisory Agreement") and
(2) the investment advisory agreement with the subadviser recommended by the Manager for the proposed fund. The Board's decision to approve these contracts reflects the exercise of it business judgment. During its review of these contracts, the Board considers many factors, including the proposed fund's investment objectives; the Advisory Organizations' management philosophy, personnel, and processes; the preferences and expectations of the owners of the underlying variable contracts as potential beneficial shareholders of the fund and their relative sophistication; the continuing state of competition in the mutual fund and variable product industries; and comparable fees in the mutual fund industry.

The Board also considers the compensation and benefits received by the Advisory Organizations. This includes fees for services to be provided to the proposed fund by affiliated persons of the Advisory Organizations and research services received by the Advisory Organizations from brokers that will execute trades for the proposed fund, as well as advisory fees. The Board considered the fact that
(1) the Manager and the Trust are parties to an Administrative Services Agreement, a Compliance Services Agreement, and a Chief Compliance Officer Agreement under which the Manager is compensated by the Trust for performing certain administrative and compliance services, including providing an employee of the Manager or one of its affiliates to act as the Trust's Chief Compliance Officer; and (2) Allianz Life Investor Services, Inc., an affiliate of the Manager, is a registered securities broker-dealer and receives (along with its affiliates) payments made by the Trust pursuant to Rule 12b-1.

The Board is aware that various courts have interpreted provisions of the 1940 Act and have indicated in their decisions that the following factors may be relevant to an adviser's compensation: the nature and quality of the services provided by the adviser, including the performance of the fund; the adviser's cost of providing the services; the extent to which the adviser may realize "economies of scale" as the fund grows larger; any indirect benefits that may accrue to the adviser and its affiliates as a result of the adviser's


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     The Allianz Variable Insurance Products Trust - SAI - May 1, 2007
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relationship with the fund; performance and expenses of comparable funds; and the extent to which the independent Board members (the "Independent Trustees") are fully informed about all facts bearing on the adviser's services and fees. The Board is aware of these factors and takes them into account in its review of the Trust's advisory contracts.

The Board considers and weighs these circumstances in light of its experience in governing the Trust and working with the Advisory Organizations on matters relating to the Funds, and is assisted in its deliberations by the advice of legal counsel to the Independent Trustees. In this regard, the Board requests and receives a significant amount of information about the Funds and the Advisory Organizations. Some of this information is provided at each regular meeting of the Board; additional information is provided in connection with the particular meeting or meetings at which the Board's formal review of an advisory contract occurs. In between regularly scheduled meetings, the Board may receive information on particular matters as the need arises. Thus, the Board's evaluation of an advisory contract is informed by reports covering such matters as an Advisory Organization's investment philosophy, personnel, and processes; the short- and long-term performance (in absolute terms as well as in relationship to its benchmark(s) and certain competitor or "peer group" funds) of a similar fund managed by the recommended subadviser, and comments on the reasons for the performance; the proposed fund's expenses (including the advisory fee itself and the overall expense structure of the fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the nature and extent of the advisory and other services to be provided to the proposed fund by the Advisory Organizations and their affiliates; compliance and audit reports, where available or relevant, concerning the Funds and the companies that service them; and relevant developments in the mutual fund industry and how the Advisory Organizations are responding to them.

The Board also receives financial information about the Advisory Organizations, including reports on the compensation and benefits that the Advisory Organizations derive from their relationships with the Funds. These reports cover not only the fees under the advisory contracts, but also fees, if any, received for providing other services to the Funds. The reports also discuss any indirect or "fall out" benefits an Advisory Organization may derive from its relationship with the Funds.

At an "in person" meeting held on November 29, 2006, the Board considered the recommendation of the Manager (1) to establish the First Trust Funds as new series or investment portfolios of the Trust and (2) to approve First Trust Advisors L.P. ("First Trust") as the subadviser of the Funds. At that meeting, the Trustees unanimously approved the new subadvisory agreement with First Trust (the "Subadvisory Agreement") and the Advisory Agreement (collectively, the "Agreements"). At the meeting, the Trustees reviewed materials furnished by the Manager pertaining to First Trust.

The Board, including a majority of the Independent Trustees, with the assistance of independent counsel to the Independent Trustees, considered whether to approve the Agreements in light of its experience in governing the Trust and working with the Manager and the subadvisers on matters relating to the Funds. The Independent Trustees are those Trustees who are not "interested persons" of the Trust within the meaning of the Investment Company Act of 1940 (the "1940 Act"), and are not employees of or affiliated with the Fund, the Manager, or First Trust. Prior to voting, the Board reviewed the Manager's recommendation that it approve the Agreements with experienced counsel who are independent of the Manager and received from such counsel an oral summary of the legal standards for consideration of the proposed approval. The independent ("disinterested") Trustees also had the opportunity to discuss the proposed Agreements with such counsel in an executive session at which no representatives of the Manager were present. In its deliberations, the Board considered all factors that the Trustees believed were relevant. The Board based its decision to approve the Agreements on the totality of the circumstances and relevant factors, and with a view to past and future long-term considerations. The Board determined that the Agreements were reasonable and in the best interests of the First Trust Funds. The Board's decision to approve the Agreements reflects the exercise of its business judgment on whether to approve new arrangements.

A rule adopted by the SEC under the 1940 Act requires a discussion of certain factors relating to the selection of investment managers and subadvisers and the approval of advisory and subadvisory fees. The factors enumerated by the SEC in the rule are set forth below in italics followed by the Board's conclusions regarding each factor.

     (1) THE NATURE, EXTENT, AND QUALITY OF SERVICES PROVIDED BY THE MANAGER AND FIRST TRUST.

The Board noted that the Manager, subject to the control of the Board, will administer the First Trust Funds' business and other affairs, and will be responsible for monitoring First Trust's day-to-day management of the First Trust Funds' investments.

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     The Allianz Variable Insurance Products Trust - SAI - May 1, 2007
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The Board noted that the Manager will also provide the First Trust Funds with such administrative, compliance, and other services (exclusive of, and in addition to, any such services provided by any others retained by the Trust on behalf of the First Trust Funds) and executive and other personnel as will be necessary for the operation of the First Trust Funds. The Manager pays all of the compensation of Trustees and officers of the Trust who are employees of the Manager or its affiliates, except for the Trust's Chief Compliance Officer.

The Board considered the scope and quality of services provided by the Manager and the Trust's various subadvisers, and noted that the scope of such services provided had expanded as a result of recent regulatory and other developments. The Board recognized, for example, that the Manager and the Trust's subadvisers are responsible for maintaining and monitoring their own compliance programs, and these compliance programs have recently been refined and enhanced in light of new regulatory developments. The Board recognized the capabilities and resources that the Manager dedicates to performing services on behalf of the Trust and the Funds. Having considered the quality of administrative and other services in the fourth quarter of 2006, including the Manager's role in coordinating the activities of the Funds' other service providers, the Board concluded that, overall, it was satisfied with the nature, extent, and quality of services expected to be provided to the First Trust Funds under the Advisory Agreement.

In deciding to approve First Trust as the Funds' subadviser, the Board considered particularly the experience and track record of First Trust's investment management personnel. The Board also noted First Trust's investment infrastructure as well as the risk profiles of its investment process. Specifically, the Board determined that, based upon the Manager's report, selecting First Trust as subadviser would likely benefit the First Trust Funds and their shareholders.

In reviewing the other various matters listed above, the Board concluded that First Trust was a recognized firm capable of competently managing the First Trust Funds; that the nature, extent, and quality of services that First Trust could provide were at a level at least equal to the services that could be provided by other possible subadvisers for the First Trust Funds; that the services contemplated by the Subadvisory Agreement are substantially similar to those provided under the subadvisory agreements with the Trust's other subadvisers; that the Subadvisory Agreement contains provisions generally comparable to those of other subadvisory agreements for other mutual funds; that First Trust was staffed with a number of qualified personnel; and that the investment performance of First Trust was at least satisfactory.

     (2) THE INVESTMENT PERFORMANCE OF FIRST TRUST.

The Board received information about the performance of the passive quantitative investment strategies that First Trust will use to manage the First Trust Funds. The performance information, which covered the quarter, year-to-date, and one-, two-, three-, four-, five-, and ten-year periods ended June 30, 2006, included
(a) back tested gross returns, (b) back tested gross performance versus an appropriate benchmark, and (c) back tested gross performance relative to a peer group of comparable funds. The Board also received actual historical performance information for various time periods for accounts managed by First Trust using certain strategies that will be used in managing one or both of the First Trust Funds. On the basis of the information presented, the Board concluded that First Trust's investment performance was at least satisfactory.

     (3) THE COSTS OF SERVICES TO BE PROVIDED AND PROFITS TO BE REALIZED BY THE MANAGER, FIRST TRUST, AND THEIR RESPECTIVE AFFILIATES FROM THEIR RELATIONSHIPS WITH THE FUND.

The Manager presented to the Board the proposed advisory fees for the First Trust Funds and information setting forth "contractual" advisory fees and "actual" advisory fees after taking expense caps into account. The Manager proposed to cap the expenses of the First Trust Funds. Based on the information provided, the "actual" advisory fees payable by the First Trust Funds are below the median level of advisory fees paid by generally comparable funds. The Board recognized the difficulty of comparing advisory fees because of the variations in services covered by the fees paid by other funds. The Board concluded that the advisory fees to be paid to the Manager by the First Trust Funds were not unreasonable.

The Manager also supplied information to the Board about total fund expenses, which include advisory fees, a 12b-1 fee of 25 basis points, and other expenses. After being capped by the Manager, the "total expense ratio" of the Funds will be below the median for generally comparable funds.

The Manager has committed to providing the First Trust Funds with a high quality of service and to working to reduce expenses over time, particularly as the First Trust Funds grow larger. Recognizing the information concerning profitability that the Manager had presented to the Board at meetings in the fourth quarter of 2006, the Board concluded therefore that the proposed expense ratios for the First Trust Funds were not unreasonable.

The Board reviewed the fee schedule in the Subadvisory Agreement and noted that the fee schedule was the result of arm's-length negotiations between the Manager and First Trust. Based upon its review, the Board concluded that the fees proposed to be paid to First Trust were reasonable.


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     The Allianz Variable Insurance Products Trust - SAI - May 1, 2007
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     (4) AND (5) THE EXTENT TO WHICH ECONOMIES OF SCALE WOULD BE REALIZED AS THE FUND GROWS, AND WHETHER FEE LEVELS REFLECT THESE ECONOMIES OF SCALE.

The Board noted that the fee schedule for the First Trust Funds in the Advisory Agreement does not contain any "breakpoints" and that accordingly, the First Trust Funds and their shareholders will not benefit directly from the possibility that the Manager may realize certain economies of scale as the First Trust Funds grow larger. The Board noted that the fee schedule in the Subadvisory Agreement contains a "breakpoint" and that accordingly, the Manager would benefit in the event that the assets of either or both of the First Trust Funds exceed $250 million, at which time the Manager would retain a greater portion of the fees it receives under the Advisory Agreement for managing the First Trust Funds.

The Board noted that in the fund industry as a whole, as well as among funds similar to the First Trust Funds, there is no uniformity or pattern in the fees and asset levels at which breakpoints, if any, apply. Depending on the age, size, and other characteristics of a particular fund and its manager's cost structure, different conclusions can be drawn as to whether there are economies of scale to be realized at any particular level of assets, notwithstanding the intuitive conclusion that such economies exist, or will be realized at some level of total assets. Moreover, because different asset managers have different cost structures and service models, it is difficult to draw meaningful conclusions from the breakpoints that may have been adopted by other funds. The Board also noted that the advisory agreements for many funds do not have breakpoints at all, or if breakpoints exist, they may be at a variety of asset levels. Having taken these factors into account, the Board concluded that the absence of breakpoints in the Advisory Agreement was acceptable.

The Board will receive quarterly reports on the level of assets in the First Trust Funds. It expects to consider whether or not to approve the renewal of the Agreements at a meeting to be held prior to December 31, 2007, and will consider
(a) the extent to which economies of scale can be realized and (b) whether the advisory or subadvisory fees should be modified to reflect such economies of scale, if any.

NACM INTERNATIONAL FUND
[To be inserted upon amendment]

SCHRODER INTERNATIONAL SMALL CAP FUND
[To be inserted upon amendment]

S&P 500 INDEX FUND  AND  SMALL CAP STOCK INDEX FUND
[To be inserted upon amendment]

CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES
As of March 31, 2007, the Trustees and officers of the Trust, as a group, owned none of the shares of any Fund of the Trust. As of March 31, 2007, the following persons owned of record, or were known by the Trust to own beneficially, 5% or more shares of the Funds (with the exception of the NACM International Fund, Schroder International Small Cap Fund, S&P 500 Index Fund, Small Cap Stock Index Fund, TargetPLUS Balanced Fund, TargetPLUS Growth Fund, and TargetPLUS Moderate Fund, which commenced operations after March 31, 2007):

                                                                  ALLIANZ LIFE INSURANCE CO. OF NORTH AMERICA
                                                                               SEPARATE ACCOUNT B
                                                                  --------------------------------------------------
                                                                                         PERCENT OF THE CLASS TOTAL
                                                                                             ASSETS HELD BY THE
FUND/SHAREHOLDER                                                   NUMBER OF SHARES              SHAREHOLDER
--------------------------------------------------------------- ------------------------ ----------------------------

[TABLE TO BE UPDATED UPON AMENDMENT]

[FUND NAME]
[SHAREHOLDER NAME AND ADDRESS]                                           [_________]                [___%]


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                                     47
     The Allianz Variable Insurance Products Trust - SAI - May 1, 2007
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The Manager may be presumed to control both the Trust and each of the Funds because it and its affiliates possess or share investment or voting power with respect to more than 25% of the total shares outstanding of the Trust and substantially all of the Funds. All of the outstanding shares of the Funds are owned by Allianz Life Variable Account A, Allianz Life Variable Account B, and Allianz Life of NY Variable Account C (the "Separate Accounts") or otherwise by Allianz Life Insurance Company of North America or Allianz Life Insurance Company of New York. As a result, the Manager may have the ability to elect the Trustees, approve the investment management agreement and the distribution agreement for each of the Funds and to control any other matters submitted to the shareholders of the Funds for their approval or ratification, subject to any pass-through voting rights of owners of variable insurance Contracts with an investment in a Fund.

THE MANAGER
Subject to the general supervision of the Trust's Board of Trustees and in accordance with each Fund's investment objectives and restrictions, investment advisory services are provided to the Funds by the Manager. The Manager manages each Fund pursuant to an Investment Management Agreement (the "Management Agreement") with the Trust in respect of each such Fund, and subject to the investment policies described herein and in the Prospectus for the Funds.

The Manager is a registered investment adviser and a Minnesota limited liability company located at 5701 Golden Hills Drive, Minneapolis, MN 55416. Allianz Life Insurance Company of North America ("Allianz Life") is the sole owner of the Manager.

For the services provided and the expenses assumed pursuant to the Management Agreement each of the Trust's Funds pays a fee, computed daily and paid monthly, at an annual rate calculated as a percentage of the average daily net assets of that Fund according to the following schedule:


[TABLE TO BE UPDATED UPON AMENDMENT]
NAME OF FUND                                         MANAGEMENT FEE
AIM Basic Value Fund                                       0.75%
AIM International Equity Fund                              0.90%
Columbia Technology Fund                                   0.84%(1)
Davis NY Venture Fund                                      0.75%
Dreyfus Founders Equity Growth Fund                        0.80%(1)
Dreyfus Premier Small Cap Value Fund                       0.90%
Franklin Small Cap Value Fund                              0.75%
Jennison 20/20 Focus Fund                                  0.80%
Jennison Growth Fund                                       0.80%
LM Growth Fund                                             0.85%
LM Value Fund                                              0.75%
LMP Large Cap Growth Fund                                  0.80%
LMP Small Cap Growth Fund                                  0.85%
Money Market Fund                                          0.35%
NACM International Fund                                    0.85%
Neuberger Berman Regency Fund                              0.75%
OCC Opportunity Fund                                       0.85%
OCC Renaissance Fund                                       0.75%
OCC Value Fund                                             0.75%
Oppenheimer Developing Markets Fund                        1.25%
Oppenheimer Global Fund                                    0.90%
Oppenheimer International Growth Fund                      0.843%(2)
Oppenheimer Main Street Fund                               0.80%
PIMCO Total Return Fund                                    0.75%
Schroder International Small Cap Fund                      1.00%
S&P 500 Index Fund                                         0.17%
Small Cap Stock Index Fund                                 0.26%
Target Double Play Fund                                    0.60%
TargetPLUS Balanced Fund                                   0.52%



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     The Allianz Variable Insurance Products Trust - SAI - May 1, 2007
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TargetPLUS Equity Fund                                     0.60%
TargetPLUS Growth Fund                                     0.52%
TargetPLUS Moderate Fund                                   0.52%
VK Aggressive Growth Fund                                  0.90%(3)
VK Comstock Fund                                           0.757%(3)
VK Equity and Income Fund                                  0.75%
VK Global Franchise Fund                                   0.95%
VK Global Real Estate Fund                                 0.90%
VK Growth and Income Fund                                  0.757%(3)
VK Mid Cap Growth Fund                                     0.83%(3)
VK Strategic Growth Fund                                   0.85%

-----------------------------------------------------------------------------------------------------------------------------

                                                                  AVERAGE NET ASSETS IN MILLIONS (M)
(1)                                           UP TO $10M     $10M TO $20M    $20M TO $40M    $40M TO $60M    $60M AND MORE
Dreyfus Founders Equity Growth Fund             1.00%           0.875%          0.750%          0.750%           0.750%
Columbia Technology Fund                        1.00%           0.875%          0.750%          0.750%           0.750%

-----------------------------------------------------------------------------------------------------------------------------

                                                                 AVERAGE NET ASSETS IN MILLIONS (M)
(2)                                            UP TO $50M $50M TO $200M    $200M TO $500M    $500M AND MORE
Oppenheimer International Growth Fund              0.875%       0.715%           0.625%        0.600%

-----------------------------------------------------------------------------------------------------------------------------

                                                                 AVERAGE NET ASSETS IN MILLIONS (M)
(3)                                            UP TO $100M       $100M TO $250M      $250M TO $500M     $500M AND MORE
VK Aggressive Growth Fund                         0.900%             0.850%              0.825%             0.800%
VK Comstock Fund                                  0.775%             0.750%              0.725%             0.675%
VK Growth and Income Fund                         0.775%             0.750%              0.725%             0.675%
VK Mid Cap Growth Fund                            0.850%             0.800%              0.775%             0.750%


-----------------------------------------------------------------------------------------------------------------------------


The Manager and the Funds listed below have entered into a written agreement whereby the Manager has voluntarily reduced the management fee for the 12-month period ending April 30, 2008, to the following:

NAME OF FUND                                 MANAGEMENT FEE
Dreyfus Premier Small Cap Value Fund         0.85%
Jennison 20/20                               0.70%
Legg Mason Growth Fund                       0.80%
Oppenheimer Developing Markets Fund          0.95%
Oppenheimer Global Fund                      0.80%
Oppenheimer Main Street Fund                 0.75%
Target Double Play Fund                      0.45%
TargetPLUS Equity Fund                       0.45%
VK Equity and Income Fund                    0.70%
VK Aggressive Growth Fund                    0.80% on the first $100 million of assets, 0.75% on the next $150 million, and 0.80% on assets on assets above $250 million.
VK Comstock Fund                             0.75% on the first $100 million of assets, 0.70% on the next $400 million, and 0.65% on assets above $500 million.
VK Growth and Income Fund                    0.675% on the first $100 million of assets and 0.65% on assets above $100 million.
VK Mid Cap Growth Fund                       0.80% on the first $100 million of assets and 0.75% on assets above $100 million.
VK Strategic Growth Fund                     0.75%

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                                     49
     The Allianz Variable Insurance Products Trust - SAI - May 1, 2007
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The Manager may periodically elect to voluntarily reduce all or a portion of its fee with respect to any Fund in order to increase the net income of one or more of the Funds available for distribution as dividends. In this regard, the Manager has entered into an expense limitation agreement with certain of the Funds (each an "Expense Limitation Agreement"). Pursuant to the Expense Limitation Agreements, the Manager has agreed to waive or limit its fees and to assume other expenses to the extent necessary to limit the total annual operating expenses of each Fund to the limits described below. Please note that the waiver of such fees will cause the total return and yield of a fund to be higher than they would otherwise be in the absence of such a waiver.
--------------------------------------------------------------------------------

The Manager may request and receive reimbursement from the Fund of the advisory fees waived or limited, and other expenses reimbursed by the Manager pursuant to the Expense Limitation Agreement at a later date when the Fund's actual expenses permit reimbursement to be made without causing the total annual operating expense ratio of the Fund to exceed any limits then in effect. No reimbursement will be made unless the total annual expense ratio of the Fund making such reimbursement is less than any limits then in effect. Except as provided for in the Expense Limitation Agreement, reimbursement of amounts previously waived or assumed by the Manager is not permitted.

The Manager has contractually agreed to waive advisory fees through April 30, 2008, and if necessary, reimburse expenses in order to limit annual fund operating expenses for certain of the funds of the Trust as follows:


         NAME OF FUND                                EXPENSE LIMITATION FOR FUND
         AIM Basic Value Fund                                    1.20%
         AIM International Equity Fund                           1.45%
         Columbia Technology Fund                                1.35%
         Davis NY Venture Fund                                   1.20%
         Dreyfus Founders Equity Growth Fund                     1.20%
         Dreyfus Premier Small Cap Value Fund                    1.35%
         Franklin Small Cap Value                                1.35%
         Jennison 20/20 Focus Fund                               1.20%
         Jennison Growth Fund                                    1.20%
         LM Growth                                               1.30%
         LM Value Fund                                           1.20%
         LMP Large Cap Growth Fund                               1.20%
         LMP Small Cap Growth Fund                               1.35%
         Money Market Fund                                       0.87%
         NACM International Fund                                 1.45%
         Neuberger Berman Regency Fund                           1.30%
         OCC Opportunity Fund                                    1.35%
         OCC Renaissance Fund                                    1.30%
         OCC Value Fund                                          1.20%
         Oppenheimer Developing Markets Fund                     1.65%
         Oppenheimer Global Fund                                 1.39%
         Oppenheimer International Growth Fund                   1.45%
         Oppenheimer Main Street Fund                            1.20%
         PIMCO Total Return Fund                                 1.20%
         Schroder International Small Cap Fund                   1.65%
         S&P 500 Index Fund                                      0.49%
         Small Cap Stock Index Fund                              0.58%
         Target Double Play Fund                                 0.79%
         TargetPLUS Balanced Fund                                0.89%
         TargetPLUS Equity Fund                                  0.79%
         TargetPLUS Growth Fund                                  0.89%
         TargetPLUS Moderate Fund                                0.89%
         VK Aggressive Growth Fund                               1.30%
         VK Comstock Fund                                        1.20%
         VK Equity and Income Fund                               1.20%
         VK Global Franchise Fund                                1.39%
         VK Global Real Estate Fund                              1.35%


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                                     50
     The Allianz Variable Insurance Products Trust - SAI - May 1, 2007
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         VK Growth and Income Fund                               1.20%
         VK Mid Cap Growth Fund                                  1.30%
         VK Strategic Growth Fund                                1.20%

Pursuant to the Management Agreement, the Funds will pay all expenses not assumed by the Manager. Among other expenses, each Fund pays its taxes (if any), brokerage commissions on portfolio transactions, interest, the cost of transfer and dividend disbursement, administration of shareholder accounts, custodial fees, expenses of registering and qualifying shares for sale after the initial registration, auditing and legal expenses, fees and expenses of unaffiliated trustees, and costs of shareholder meetings.
--------------------------------------------------------------------------------

Unless sooner terminated, the Management Agreement continues in effect as to a particular Fund for an initial period of two years and thereafter for successive one-year periods if such continuance is approved at least annually (i) by the Trust's Board of Trustees or by vote of a majority of the outstanding voting securities of such Fund and (ii) by vote of a majority of the Trustees who are not parties to the Management Agreement, or interested persons (as defined in the 1940 Act) of any such party, cast in person at a meeting called for such purpose. The Management Agreement is terminable as to a particular Fund at any time on 60 days' prior written notice without penalty by the Trustees, by vote of a majority of outstanding shares of that Fund, or by the Manager as applicable. The Agreement also terminates automatically in the event of any assignment, as defined in the 1940 Act.

The Management Agreement provides that the Manager shall not be liable for any error of judgment or mistake of law or for any loss suffered by the Trust in connection with the performance of its duties, except a loss suffered by a Fund resulting from a breach of fiduciary duty with respect to its receipt of compensation for services or a loss resulting from willful misfeasance, bad faith or gross negligence on the part of the Manager as applicable in the performance of its duties, or from reckless disregard of its duties and obligations thereunder.


The Funds' advisory fees for the last 3 fiscal years that were earned and waived (with the exception of NACM International Fund, Schroder International Small Cap Fund, S&P 500 Index Fund, Small Cap Stock Index Fund, TargetPLUS Balanced Fund, TargetPLUS Growth Fund, and TargetPLUS Moderate Fund which commenced operations after December 31, 2006) were as follows:


[TABLE TO BE UPDATED UPON AMENDMENT]
FOR THE FISCAL YEAR OR PERIOD ENDED:            DECEMBER 31, 2006         DECEMBER 31, 2005        DECEMBER 31, 2004
                                                ------------------------------------------------------------------------
                                               ADVISORY                 ADVISORY
                                                 FEES       ADVISORY       FEES      ADVISORY    ADVISORY    ADVISORY
FUND                                            EARNED     FEES WAIVED    EARNED    FEES WAIVED FEES EARNED FEES WAIVED
----------------------------------------------------------------------------------------------------------------------
AIM Basic Value Fund                                                   $1,374,530      $   --   $ 970,139    $ 29,252
AIM International Equity Fund                                             896,971      54,174     309,897     131,926
Columbia Technology Fund                                                  396,489          --     347,236          --
Davis NY Venture Fund                                                   1,890,267          --     633,924      12,211
Dreyfus Founders Equity Growth Fund                                       654,136      19,617     507,181      57,837
Dreyfus Premier Small Cap Value Fund                                      396,783      28,549      95,159      16,603
Franklin Small Cap Value Fund                                           1,441,046          --     487,275          --
Jennison 20/20 Focus Fund                                                 332,860       9,896          --          --
Jennison Growth Fund                                                       80,720       8,417          --          --
LM Growth Fund                                                            472,840          --     341,173      30,469
LM Value Fund                                                           1,311,287          --     343,209      11,188
LMP Large Cap Growth Fund                                               1,381,451      18,358     801,565      56,263
LMP Small Cap Growth Fund                                                 129,681          --          --          --
Money Market Fund                                                       1,025,438          --     861,882          --
Neuberger Berman Regency Fund                                                 --           --          --          --
OCC Opportunity Fund                                                    1,123,369          --     795,884          --
OCC Renaissance Fund                                                    3,330,103          --   2,555,854          --
OCC Value Fund                                                          1,840,006          --   1,101,322      16,745
Oppenheimer Developing Markets Fund                                           --           --          --          --
Oppenheimer Global Fund                                                   680,967      70,153     182,106      20,359


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                                     51
     The Allianz Variable Insurance Products Trust - SAI - May 1, 2007
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Oppenheimer International Growth Fund                                     855,543      24,122     613,193      49,868
Oppenheimer Main Street Fund                                            3,615,273          --   2,105,328          --
PIMCO Total Return Fund                                                       --           --          --          --
Target Double Play Fund                                                       --           --          --          --
TargetPLUS Equity Fund                                                        --           --          --          --
VK Aggressive Growth Fund                                               2,114,215          --   1,382,038      63,948
VK Comstock Fund                                                        1,268,881          --     566,338      33,651
VK Equity and Income Fund                                              $1,374,530      $   --   $ 970,139    $ 29,252
VK Global Franchise Fund                                                  896,971      54,174     309,897     131,926
VK Global Real Estate Fund                                                    --           --          --          --
VK Growth and Income Fund                                                 396,489          --     347,236          --
VK Mid Cap Growth Fund                                                  1,890,267          --     633,924      12,211
VK Strategic Growth Fund                                                  654,136      19,617     507,181      57,837

The Manager and the Funds have also entered into an administrative services agreement whereby the Manager provides certain compliance oversight services and certain services in connection with the filing of documents with the SEC on behalf of the Funds. The fees paid to the Manager for the compliance oversight services are based on the Manager's expenses for personnel who provide these services. The fees for the filing services are calculated on an hourly rate.

THE SUBADVISERS
The Manager has entered into agreements (the "Subadvisory Agreements") with various Subadvisers with respect to each Fund managed by the Manager.

Subadvisers are selected through a rigorous portfolio manager selection process which includes researching each potential Subadviser's asset class, track record, organizational structure, management team, consistency of performance and assets under management. The Manager chooses a small group of potential Subadvisers it considers to be most qualified based on its evaluation, including a quantitative and qualitative analysis. Out of the small group of potential Subadvisers, the Manager then selects the firm it determines to be the most qualified. The Manager's selection is then subject to approval by the Board of Trustees, including a majority of the Trustees who are not "interested persons" of the Trust.

Each Subadviser's performance on behalf of a Fund is monitored by the Manager, taking into consideration investment objectives and policies and level of risk. The Manager brings comprehensive monitoring and control to the investment management process.

The Trust and the Manager were issued an exemptive order from the Securities and Exchange Commission in September 2002 which permits the Funds to obtain the services of one or more subadvisers without investor or shareholder approval. The exemptive order also permits the terms of Subadvisory Agreements to be changed and the employment of subadvisers to be continued after events that would otherwise cause an automatic termination of a Subadvisory Agreement, in each case without shareholder approval if those changes or continuation are approved by the Trust's Board of Trustees. If a subadviser were added or changed without shareholder approval, the Prospectus would be revised and shareholders notified.

Highly disciplined manager evaluation on both a quantitative and qualitative basis is an ongoing process. The Manager's investment committee gathers and analyzes performance data. Performance attribution, risk/return ratios and purchase/sale assessments are prepared monthly and, each quarter, a more comprehensive review is completed which consists of subadviser visits, fundamental analysis and statistical analysis. Extensive quarterly analysis is conducted to ensure that the Fund is being managed in line with the stated objectives. Semiannually, the investment committee reviews the back-up subadviser selection, regression analysis and universe comparisons. A number of "red flags" signal a more extensive and frequent manager review. These red flags consist of returns inconsistent with the investment objective, changes in leadership, ownership or portfolio managers, large changes in assets under management and changes in philosophy or discipline. The immediate response to any red flag is to assess the potential impact on the Subadviser's ability to


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     The Allianz Variable Insurance Products Trust - SAI - May 1, 2007
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meet investment objectives. The Manager monitors "back-up" subadvisers for each investment class so that, should a subadviser change be warranted, the transition can be effected on a timely basis.

Under the Subadvisory Agreements, each Subadviser agrees to assume the obligations of the Manager to provide day-to-day investment decisions and other advisory services for a specific Fund or a portion of the assets of a specific Fund, as allocated by the Manager, if there is more than one Subadviser. For the VK Global Franchise Fund and the VK Global Real Estate Fund only, Van Kampen Asset Management has delegated some of its duties under the Subadvisory Agreement to certain of its affiliates.

The Manager has entered into an agreement with the First Trust Advisors L.P. whereby the Manager and certain of its affiliates will be prohibited from using, or causing another party to use, investment methodologies that are substantially similar to those described in this prospectus for the Target Double Play Fund and TargetPLUS Equity Fund to manage any fund and the word "Target" to label an investment methodology in the event the Manager or the Funds fail to renew the Subadvisory Agreement with First Trust Advisors L.P. or if any portion of the assets of either or both the Target Double Play Fund or TargetPLUS Equity Fund are placed under the management of the Manager or another asset manager.


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     The Allianz Variable Insurance Products Trust - SAI - May 1, 2007
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The following table shows each Fund, its Subadviser and the rate paid based on average daily net assets of each Fund for such subadvisory services during the last fiscal period ended December 31, 2006 (with the exception of the NACM
International Fund, Schroder International Small Cap Fund, S&P 500 Index Fund,
Small Cap Stock Index Fund, TargetPLUS Balanced Fund, TargetPLUS Growth Fund, and TargetPLUS Moderate Fund which commenced operations after December 31,
2006):

FUND                                             SUBADVISER                                        SUBADVISORY FEE*
AIM Basic Value Fund                             AIM Capital Management, Inc.                          [0.50%]
AIM International Equity Fund                    AIM Capital Management, Inc.                          [0.65%]
Columbia Technology Fund                         Columbia Management Advisors, LLC                     [0.56%]
Davis NY Venture Fund                            Davis Selected Advisers, L.P.                         [0.42%]
Dreyfus Founders Equity Growth Fund              Founders Asset Management LLC                         [0.54%]
Dreyfus Premier Small Cap Value Fund             The Dreyfus Corporation                                0.60%
Franklin Small Cap Value Fund                    Franklin Advisory Services, LLC                       [0.60%]
Jennison 20/20 Focus Fund                        Jennison Associates LLC                               [0.55%]
Jennison Growth Fund                             Jennison Associates LLC                               [0.55%]
LM Growth Fund                                   Legg Mason Capital Management, Inc.                   [0.55%]
LM Value Fund                                    Legg Mason Capital Management, Inc.                   [0.50%]
LMP Large Cap Growth Fund                        ClearBridge Advisors, LLC                             [0.55%]
LMP Small Cap Growth Fund                        ClearBridge Advisors, LLC                             [0.60%]
Money Market Fund                                Prudential Investment Management, Inc.                 0.25%
Neuberger Berman Regency Fund**                  Neuberger Berman Management Inc.                       0.50%
OCC Opportunity Fund                             Oppenheimer Capital LLC                               [0.70%]
OCC Renaissance Fund                             Oppenheimer Capital LLC                               [0.50%]
OCC Value Fund                                   Oppenheimer Capital LLC                               [0.50%]
Oppenheimer Developing Markets Fund**            OppenheimerFunds, Inc.                                 0.70%
Oppenheimer Global Fund                          OppenheimerFunds, Inc.                                [0.50%]
Oppenheimer International Growth Fund            OppenheimerFunds, Inc.                                [0.61%]
Oppenheimer Main Street Fund                     OppenheimerFunds, Inc.                                [0.46%]
PIMCO Total Return Fund**                        Pacific Investment Management Company LLC              0.54%
Target Double Play Fund                          First Trust Advisors L.P.                             [____%]
TargetPLUS Equity Fund                           First Trust Advisors L.P.                             [____%]
VK Aggressive Growth Fund                        Van Kampen Asset Management                           [0.55%]
VK Comstock Fund                                 Van Kampen Asset Management                           [0.39%]
VK Equity and Income Fund                        Van Kampen Asset Management                            0.45%
VK Global Franchise Fund                         Van Kampen Asset Management.                          [0.70%]
VK Global Real Estate Fund**                     Van Kampen Asset Management.                           0.65%
VK Growth and Income Fund                        Van Kampen Asset Management                           [0.41%]
VK Mid Cap Growth Fund                           Van Kampen Asset Management                           [0.48%]
VK Strategic Growth Fund                         Van Kampen Asset Management                            0.50%

*   The Subadvisory Fee represents the annual fee based on the net asset value of the Fund and is accrued daily and payable monthly.
-----------------------------------------------------------------------------------------------------------------------------
**  The Subadvisory Fee for Funds that have been in operation less than one full fiscal year is calculated based on the rates in the following table for that
    Fund.


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                                     54
     The Allianz Variable Insurance Products Trust - SAI - May 1, 2007
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The Subadvisory Fee rates for the Funds are listed below, including the Funds that commenced operations after the last fiscal period ended December 31, 2006. For those Funds with multiple rates, when average daily net assets exceed the first breakpoint, multiple rates will apply, resulting in a blended rate. For example, if a rate of 0.50% applies to the first $500 million, and a rate of 0.45% applies thereafter, and a fund had $600 million in average daily net assets, then 0.50% would apply to the first $500 million and 0.45% would apply to the remaining $100 million in assets.

FUND                                                                               RATE
                                                                AVERAGE DAILY NET ASSETS (FOR BREAKPOINTS)
                                                            FIRST $500 MILLION                 THEREAFTER
AIM Basic Value Fund...............................               0.500%                         0.450%
AIM International Equity Fund......................               0.650%                         0.600%

                                                         FIRST $75       NEXT $75      NEXT $100
                                                          MILLION         MILLION        MILLION       THEREAFTER
Columbia Technology Fund...........................        0.550%         0.500%         0.450%          0.425%

                                                            FIRST $100 MILLION                 THEREAFTER
Davis NY Venture Fund..............................               0.450%                         0.400%

                                                             FIRST $60 MILLION                 THEREAFTER
Dreyfus Founders Equity Growth Fund................               0.550%                         0.500%

                                                                              NO BREAKPOINTS
Dreyfus Premier Small Cap Value Fund...............                               0.600%

                                                       FIRST $200 MILLION   NEXT $300 MILLION       THEREAFTER
Franklin Small Cap Value Fund......................          0.600%               0.520%              0.500%

                                                        FIRST $100      NEXT $400      NEXT $500
                                                          MILLION         MILLION        MILLION       THEREAFTER
Jennison Growth Fund...............................        0.550%         0.450%         0.400%          0.350%
Jennison 20/20 Fund................................        0.550%         0.450%         0.400%          0.350%

                                                           FIRST $250M          NEXT $250M          THEREAFTER
LMP Large Cap Growth Fund & LMP Small Cap Growth Fund        0.600%               0.550%              0.500%

                                                            FIRST $100 MILLION                 THEREAFTER
LM Growth Fund    .................................               0.550%                         0.450%

                                                       FIRST $50    NEXT $50    NEXT $50    NEXT $50
                                                         MILLION     MILLION     MILLION     MILLION    THEREAFTER
LM Value Fund     .................................       0.70%       0.45%       0.40%       0.35%        0.30%

                                                                              NO BREAKPOINTS
Money Market Fund .................................                               0.250%

                                                        FIRST $100      NEXT $400      NEXT $400
                                                          MILLION         MILLION        MILLION       THEREAFTER
NACM International Fund............................        0.550%         0.500%         0.450%          0.400%

                                                                              NO BREAKPOINTS
Neuberger Berman Regency Fund......................                               0.500%

                                                        FIRST $50 MILLION   NEXT $200 MILLION       THEREAFTER
OCC Opportunity Fund...............................          0.600%               0.550%              0.500%

                                                        FIRST $250      NEXT $250      NEXT $250
                                                          MILLION         MILLION        MILLION       THEREAFTER
OCC Renaissance Fund and OCC Value Fund............        0.500%         0.450%         0.400%          0.350%

                                                                              NO BREAKPOINTS
Oppenheimer Developing Markets Fund................                               0.700%

--------------------------------------------------------------------------------
                                     55
     The Allianz Variable Insurance Products Trust - SAI - May 1, 2007
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                                                        FIRST $10 MILLION    NEXT $90 MILLION       THEREAFTER
Oppenheimer Global Fund............................          0.600%               0.500%              0.450%
Oppenheimer International Growth Fund..............          0.650%               0.600%              0.500%
Oppenheimer Main Street Fund.......................          0.500%               0.450%              0.400%

                                                                              NO BREAKPOINTS
PIMCO Total Return Fund............................                               0.540%

                                                       First $150 million   Next $150 million       Thereafter
Schroder International Small Cap Fund..............          0.750%               0.700%              0.600%

                                                       FIRST $150 MILLION   NEXT $850 MILLION       THEREAFTER
S&P 500 Index Fund & Small Cap Stock Index Fund....          0.050%               0.020%              0.010%

                                                            FIRST $250 MILLION                 THEREAFTER
Target Double Play Fund & TargetPLUS Equity Fund...               0.350%                         0.300%

TargetPLUS Balanced Fund,
TargetPLUS Growth Fund,
TargetPLUS Moderate Fund...........................         FIRST $250 MILLION                 THEREAFTER
    Equity Portfolio...............................               0.350%                         0.300%
    Fixed Income Portfolio -- Diversified Income Strategy         0.450%                         0.450%
    Fixed Income Portfolio -- Total Return Strategy.              0.250%                         0.250%

                                                                              NO BREAKPOINTS
VK Equity and Income Fund..........................                               0.450%

                                                       First $300 million    Next $300million       Thereafter
VK Global Franchise Fund+..........................          0.700%               0.600%              0.500%

                                                                              NO BREAKPOINTS
VK Global Real Estate Fund.........................                               0.650%

                                                        FIRST $100      NEXT $150      NEXT $250
                                                          MILLION         MILLION        MILLION       THEREAFTER
VK Growth and Income Fund+.........................        0.425%         0.400%         0.375%          0.325%
VK Mid Cap Growth Fund+............................        0.500%         0.450%         0.425%          0.400%

                                                                              NO BREAKPOINTS
VK Strategic Growth Fund...........................                               0.500%

+ The minimum fee payable per Fund is $100,000 per calendar year, commencing
January 1, 2002.

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                                     56
     The Allianz Variable Insurance Products Trust - SAI - May 1, 2007
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The table below presents the subadvisory fees earned by each of the funds (with the exception of NACM International Fund, Schroder International Small Cap Fund, S&P 500 Index Fund, Small Cap Stock Index Fund, , TargetPLUS Balanced Fund, TargetPLUS Growth Fund, and TargetPLUS Moderate Fund which commenced operations after December 31, 2007) for the last 3 fiscal years.

[TABLE TO BE UPDATED UPON AMENDMENT]
FOR THE FISCAL YEAR OR PERIOD ENDED:                    DECEMBER 31, 2006  DECEMBER 31, 2005  DECEMBER 31, 2004
                                                           SUBADVISORY        SUBADVISORY
                                                       ------------------- ------------------    SUBADVISORY
FUND                                                       FEES EARNED        FEES EARNED        FEES EARNED
AIM Basic Value Fund                                                         $ 869,596.00       $ 647,797.59
AIM International Equity Fund                                                  648,122.00         224,466.30
Columbia Technology Fund                                                       243,527.00         226,530.84
Davis NY Venture Fund                                                        1,000,001.00         317,926.89
Dreyfus Founders Equity Growth Fund                                            441,102.00         265,627.00
Dreyfus Premier Small Cap Value Fund                                           264,542.00          84,010.55
Franklin Small Cap Value Fund                                                1,153,024.00                 NA
Jennison 20/20 Focus Fund                                                      341,283.00                 NA
Jennison Growth Fund                                                            82,788.00                 NA
LM Growth Fund                                                                 305,432.00                 NA
LM Value Fund                                                                  832,738.00         269,610.11
LMP Large Cap Growth Fund                                                      949,991.00                 NA
LMP Small Cap Growth Fund                                                      136,510.00                 NA
Money Market Fund                                                              732,449.00         608,322.48
Neuberger Berman Regency Fund                                                          NA                 NA
OCC Opportunity Fund                                                           845,362.00         575,958.81
OCC Renaissance Fund                                                         2,047,925.00       1,663,412.17
OCC Value Fund                                                               1,158,431.00         736,321.65
Oppenheimer Developing Markets Fund                                                    NA                 NA
Oppenheimer Global Fund                                                        579,077.00         190,305.76
Oppenheimer International Growth Fund                                          357,583.00         134,168.08
Oppenheimer Main Street Fund                                                   388,110.00         152,447.42
PIMCO Total Return Fund                                                                NA                 NA
VK Aggressive Growth Fund                                                      523,218.00         375,375.11
VK Comstock Fund                                                             1,805,397.00       1,129,764.13
VK Equity and Income Fund                                                      558,671.00                 NA
VK Global Franchise Fund                                                     1,344,053.00         461,575.39
VK Global Real Estate Fund                                                             NA                 NA
VK Growth and Income Fund                                                    1,091,318.00         747,476.51
VK Mid Cap Growth Fund                                                            699,160         333,676.95
VK Strategic Growth Fund                                                       828,038.00         669,444.04

A I M CAPITAL MANAGEMENT, INC.
A I M Capital Management, Inc. ("AIM") is located at 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173. AIM has acted as an investment advisor since its organization in 1986 and, together with its affiliates, advises or manages [over 200] investment portfolios. Assets under management by AIM and its affiliates as of December 31, 2006, were [$149] billion.


CLEARBRIDGE ADVISORS, LLC
(FORMERLY CAM NORTH AMERICA, LLC, SUCCESSOR IN INTEREST TO SALOMON BROTHERS ASSET MANAGEMENT INC) ClearBridge Advisors, LLC ("ClearBridge"), with offices at 399 Park Avenue, New York, New York 10022, is a recently-organized investment adviser that has been formed to succeed to the equity securities portfolio management business of Citigroup Asset Management, which was acquired by Legg Mason, Inc. in December 2005. ClearBridge is a wholly owned subsidiary of Legg


--------------------------------------------------------------------------------
                                     57
     The Allianz Variable Insurance Products Trust - SAI - May 1, 2007
--------------------------------------------------------------------------------

Mason. Legg Mason, whose principal executive offices are at 100 Light Street, Baltimore, Maryland 21202, is a financial services holding company.


COLUMBIA MANAGEMENT ADVISORS, LLC
Columbia Management Advisors, LLC ("Columbia Advisors"), located at 100 Federal Street, Boston, Massachusetts 02110, is the Fund's Subadviser. Columbia Advisors is a direct, wholly owned subsidiary of Columbia Management Group, LLC, which in turn is a direct, wholly owned subsidiary of Bank of America, which in turn is a wholly owned banking subsidiary of Bank of America Corporation, a financial services holding company organized as a Delaware corporation. Columbia Advisors, a registered investment advisor, has been an investment adviser since 1995. At December 31, 2006, Columbia Advisors had [$312.6] billion in assets under management. Columbia Advisors is an SEC-registered investment adviser and indirect, wholly-owned subsidiary of Bank of America Corporation.

DAVIS SELECTED ADVISERS. L.P.
Davis Selected Advisers, L.P. ("Davis"), is located at 2949 East Elvira Road, Suite 101, Tucson, Arizona 85706. Davis is controlled by its general partner, Davis Investments, LLC. Davis Investments, LLC is a holding company with no business operations. Davis Investments, LLC is controlled by Christopher Davis as sole member. Christopher Davis' principal business over the last five years has been portfolio manager. Davis has been providing investment advice since 1969. As of December 31, 2006, Davis managed [$72 billion] in assets. Davis commenced operations in 1969.

THE DREYFUS CORPORATION
The Dreyfus Corporation ("Dreyfus") is located at 200 Park Avenue, New York, NY 10166. Founded in 1947, Dreyfus manages [approximately $170 billion] in over [200] mutual fund portfolios as of December 31, 2006. Dreyfus is the primary mutual fund business of Mellon Financial Corporation, a global financial services company. Headquartered in Pittsburgh, Mellon offers a comprehensive array of banking services for individuals and corporations and is one of the world's leading providers of asset management, trust, custody and benefits consulting services.

FIRST TRUST ADVISORS L.P.
First Trust Advisors L.P. ("First Trust"), located at 1001 Warrenville Road, Suite 300, Lisle, Illinois 60532, is responsible for managing the investment strategies used by both of the Funds, subject to the supervision of the Manager and the Board of Trustees. No one individual is primarily responsible for portfolio management decisions for the Funds. Investments are made under the direction of a committee (the "First Trust Investment Committee"). Robert F. Carey, CFA, Roger F. Testin, CFA, Jon C. Erickson, CFA, David G. McGarel, CFA, and Daniel J. Lindquist, CFA, comprise the First Trust Investment Committee of First Trust that is responsible for the day-to-day management of each Fund.

First Trust and First Trust Portfolios L.P., an affiliate of First Trust, were established in 1991 and at September 30, 2006, had [approximately $26.5 billion] in assets under management and supervision, of which [approximately $1.1 billion] was invested in trusts serving as underlying funds for variable annuity and insurance contracts.

FOUNDERS ASSET MANAGEMENT LLC
Founders Asset Management LLC ("Founders") is a wholly-owned subsidiary of Dreyfus Service Corporation, which is a wholly-owned subsidiary of Dreyfus. The Founders corporate offices are located at 210 University Boulevard, Suite 800, Denver, Colorado 80206. Founders and its predecessor companies have operated as investment advisers since 1938. Founders also serves as investment adviser or subadviser to a number of other investment companies.


FRANKLIN ADVISORY SERVICES, LLC
Franklin Advisory Services, LLC ("Franklin"), One Parker Plaza, Ninth Floor, Fort Lee, New Jersey 07024, is the Fund's investment Subadviser, and was founded in 1947. Together, as of December 31, 2006, Franklin and its affiliates had [over $483 billion] in assets under management.

JENNISON ASSOCIATES LLC
Jennison Associates LLC ("Jennison"), 466 Lexington Avenue, New York, New York 10017, is a Delaware Limited Liability Company and has been in the investment advisory business since 1969 (includes its predecessor, Jennison Associates Capital Corp.). Jennison is a direct, wholly owned subsidiary of Prudential Investment Management, Inc., which is a direct, wholly owned subsidiary of Prudential Asset Management Holding Company, which is in turn a wholly owned


--------------------------------------------------------------------------------
                                     58
     The Allianz Variable Insurance Products Trust - SAI - May 1, 2007
--------------------------------------------------------------------------------
subsidiary of Prudential Financial, Inc. As of December 31, 2006, Jennison managed [in excess of $72 billion] in assets.

LEGG MASON CAPITAL MANAGEMENT, INC.
Legg Mason Capital Management, Inc. ("LMCM") is located at 100 Light Street, Baltimore, MD 21202, and was founded in 1982. As of December 31, 2005, LMCM, together with its sister companies, Legg Mason Funds Management, Inc., and LMM LLC, had aggregate assets under management of [approximately $60 billion].

NICHOLAS-APPLEGATE CAPITAL MANAGEMENT LLC
Nicholas-Applegate Capital Management LLC ("NACM"), organized under the laws of Delaware, is located at at 600 West Broadway, Suite 2900, San Diego, California 92101. Founded in 1984, NACM currently manages approximately $13.5 billion in discretionary assets for numerous clients, including employee benefit plans, corporations, public retirement systems and unions, university endowments, foundations, and other institutional investors and individuals. NACM is affiliated with the Manager.

NEUBERGER BERMAN MANAGEMENT INC.
Neuberger Berman Management Inc. ("Neuberger Berman") is located at 605 Third Avenue 2nd Floor, New York, NY 10158-0180. Neuberger Berman engages Neuberger Berman, LLC as sub-adviser to provide investment research and related services. Together, the Neuberger Berman affiliates manage [$107 billion] in total assets as of December 31, 2006, and continue an asset management history that began in 1939.

OPPENHEIMER CAPITAL LLC
Oppenheimer Capital LLC ("OpCap") is a wholly-owned subsidiary of Allianz Global Investors Holdings LLC, which is a wholly-owned subsidiary of Allianz Global Investors U.S. Equities LLC. Allianz Global Investors U.S. Equities LLC is a wholly-owned subsidiary of Allianz Global Investors of America L.P. OpCap is a Delaware limited liability company and is a registered investment adviser under the Advisers Act. Its principal place of business is 1345 Avenue of the Americas, 48th Floor, New York, New York 10105. As of December 31, 2006, OpCap had aggregate assets under management of [approximately $27 billion]. OpCap is affiliated with the Manager.

OPPENHEIMERFUNDS, INC.
OppenheimerFunds, Inc, ("OFI") is located at Two World Financial Center, 225 Liberty St., 11th Floor, New York, NY 10281-1008. OFI has been an investment adviser since January 1960. OFI is one of the largest and most respected mutual fund companies in the U.S., with [more than $200 billion] in assets under management as of December 31, 2006.

PACIFIC INVESTMENT MANAGEMENT COMPANY LLC (PIMCO)
Pacific Investment Management Company LLC (PIMCO) is located at 840 Newport Center Drive, Newport Beach, CA 92660. Organized in 1971, PIMCO provides investment management and advisory services to private accounts of institutional and individual clients and to mutual funds. As of December 31, 2006, PIMCO had [approximately $594 billion] in assets under management. PIMCO is affiliated with the Manager.

PRUDENTIAL INVESTMENT MANAGEMENT, INC.
Prudential Investment Management, Inc. ("PIM") is located at Two Gateway Plaza Center, Newark, New Jersey, 07102. PIM is a direct, wholly owned subsidiary of Prudential Asset Management Holding Company, which in turn is a wholly owned subsidiary of Prudential Financial, Inc. As of December 31, 2006, PIM's assets under management were [$367 billion].

SCHRODER INVESTMENT MANAGEMENT NORTH AMERICA INC.
Schroder Investment Management North America Inc. (Schroders), 875 Third Avenue, 22nd Floor, New York, NY 10022-6225, has been a registered investment advisor, together with its predecessor, since 1968, and is part of a worldwide group of financial services companies known as The Schroder Group. Schroders currently serves as investment advisor to other mutual funds, and a broad range of institutional investors. At December 31, 2006, Schroders, together with its affiliated companies, managed approximately $___ billion in assets. Schroder Investment Management North America Ltd (Schroder Ltd), an affiliate of Schroders with headquarters located at 31 Gresham Street, London EC2V 7QA,


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                                     59
     The Allianz Variable Insurance Products Trust - SAI - May 1, 2007
--------------------------------------------------------------------------------

England, serves as the sub-subadviser to the Fund and is responsible for day-to-day management of the Fund's assets.

VAN KAMPEN ASSET MANAGEMENT
Van Kampen Asset Management is a wholly-owned subsidiary of Van Kampen Investments Inc. ("Van Kampen") and was founded in 1927. Van Kampen is a diversified asset management company with more than 3 million retail investor accounts, extensive capabilities for managing institutional portfolios, and, together with its affiliated asset management companies, had [approximately $434 billion] under management or supervision as of December 31, 2006. Van Kampen is a wholly-owned subsidiary of MSAM Holdings II, Inc. which is a wholly-owned subsidiary of Morgan Stanley. The offices of Van Kampen Asset Management are located at 1221 Avenue of the Americas, New York, NY 10020.

OTHER MANAGED ACCOUNTS
The following chart reflects information at December 31, 2006, regarding accounts other than the listed Fund for which each portfolio manager has day-to-day management responsibilities. Accounts are grouped into three categories: (i) registered investment companies, (ii) other pooled investment vehicles, and (iii) other accounts. To the extent that any of these accounts pay advisory fees that are based on account performance ("performance-based fees"), information on those accounts is specifically broken out. In addition, any assets denominated in foreign currencies have been converted into U.S. dollars using the exchange rate as of the applicable date.

[the following table to be updated upon amendment]

-------------------------------------- ---------------------- -------------------- ----------------- ---------------------
                                                                  REGISTERED         OTHER POOLED
                                                              INVESTMENT COMPANY      INVESTMENT
                                                                   ACCOUNTS/          VEHICLES/        OTHER ACCOUNTS/
                                                                 ASSETS UNDER        ASSETS UNDER        ASSETS UNDER
                FUND                     PORTFOLIO MANAGER        MANAGEMENT          MANAGEMENT          MANAGEMENT
-------------------------------------- ---------------------- -------------------- ----------------- ---------------------
-------------------------------------- ---------------------- -------------------- ----------------- ---------------------
AIM Basic Value Fund                   R. Canon Coleman II     8 / $3.79 billion   1 / $8.1 million  3596 / $1.10 billion
                                       Matthew W.
                                       Seinsheimer
-------------------------------------- ---------------------- -------------------- ----------------- ---------------------
-------------------------------------- ---------------------- -------------------- ----------------- ---------------------
                                       Michael J.Simon        12 / $5.13 billion   1 / $8.1 million  3596 / $1.10 billion
-------------------------------------- ---------------------- -------------------- ----------------- ---------------------
-------------------------------------- ---------------------- -------------------- ----------------- ---------------------
                                       Bret W. Stanley        11 / $14.63 billion  1 / $8.1 million  3596 / $1.10 billion
-------------------------------------- ---------------------- -------------------- ----------------- ---------------------
-------------------------------------- ---------------------- -------------------- ----------------- ---------------------
AIM International Equity Fund          Shuxin Cao              7 / $2.27 billion      2 / $38.5       32 / $12.8 million
                                                                                       million
-------------------------------------- ---------------------- -------------------- ----------------- ---------------------
-------------------------------------- ---------------------- -------------------- ----------------- ---------------------
                                       Matthew W. Dennis       4 / $1.59 billion         5 /          32 / $12.8 million
                                                                                    $128.1 million
-------------------------------------- ---------------------- -------------------- ----------------- ---------------------
-------------------------------------- ---------------------- -------------------- ----------------- ---------------------
                                       Jason T. Holzer         6 / $2.24 billion     10 / $757.3      32 / $12.8 million
                                                                                       million
-------------------------------------- ---------------------- -------------------- ----------------- ---------------------
-------------------------------------- ---------------------- -------------------- ----------------- ---------------------
                                       Clas G. Olsson          4 / $1.59 billion     13 / $459.6      32 / $12.8 million
                                                                                       million
-------------------------------------- ---------------------- -------------------- ----------------- ---------------------
-------------------------------------- ---------------------- -------------------- ----------------- ---------------------
                                       Barrett K.Sides         6 / $2.03 billion      2 / $38.5       32 / $12.8 million
                                                                                       million
-------------------------------------- ---------------------- -------------------- ----------------- ---------------------
-------------------------------------- ---------------------- -------------------- ----------------- ---------------------
Columbia Technology Fund               Wayne M. Collette      2 / $215.0 million        0 / $0           3 / $275,000
-------------------------------------- ---------------------- -------------------- ----------------- ---------------------
-------------------------------------- ---------------------- -------------------- ----------------- ---------------------
Davis NY Venture Fund                  Christopher Davis      24 / $57.00 billion     10 / $1.00       37,000 / $11.00
                                                                                       billion             billion
-------------------------------------- ---------------------- -------------------- ----------------- ---------------------
-------------------------------------- ---------------------- -------------------- ----------------- ---------------------
                                       Kenneth Feinberg       24 / $57.00 billion     10 / $1.00       37,000 / $11.00
                                                                                       billion             billion
-------------------------------------- ---------------------- -------------------- ----------------- ---------------------
-------------------------------------- ---------------------- -------------------- ----------------- ---------------------
Dreyfus Founders Equity Growth Fund    John B. Jares          7 / $924.0 million        0 / $0              0 / $0
-------------------------------------- ---------------------- -------------------- ----------------- ---------------------
-------------------------------------- ---------------------- -------------------- ----------------- ---------------------
Dreyfus Premier Small Cap Value Fund   Mark W. Sikorski       2 / $286.3 million      1 / $125.4     11 / $242.1 million
                                                                                       million
-------------------------------------- ---------------------- -------------------- ----------------- ---------------------
-------------------------------------- ---------------------- -------------------- ----------------- ---------------------
Franklin Small Cap Value Fund          William Lippman        11 / $11.72 billion       0 / $0              0 / $0
                                       Bruce Baughman, CPA
                                       Margaret McGee
                                       Don Taylor, CPA
-------------------------------------- ---------------------- -------------------- ----------------- ---------------------
-------------------------------------- ---------------------- -------------------- ----------------- ---------------------
Jennison 20/20 Focus Fund              Spiros "Sig" Segalas    16 / $20.85 billion    2 / $305.5      9 / $2.90 billion
                                                                                       million
-------------------------------------- ---------------------- -------------------- ----------------- ---------------------
-------------------------------------- ---------------------- -------------------- ----------------- ---------------------
                                       David A. Kiefer         11 / $10.56 billion    5 / $1.27       1 / $27.8 million*
                                                                                       billion
-------------------------------------- ---------------------- -------------------- ----------------- ---------------------
-------------------------------------- ---------------------- -------------------- ----------------- ---------------------
Jennison Growth Fund                   Michael A. Del Balso    16 / $11.56 billion    5 / $1.56      17 / $1.45 billion**
                                                                                       billion
-------------------------------------- ---------------------- -------------------- ----------------- ---------------------
-------------------------------------- ---------------------- -------------------- ----------------- ---------------------
                                       Spiros "Sig" Segalas    16 / $20.96 billion    2 / $305.5      9 / $2.90 billion
                                                                                       million
-------------------------------------- ---------------------- -------------------- ----------------- ---------------------
-------------------------------------- ---------------------- -------------------- ----------------- ---------------------
                                       Kathleen A.             13 / $8.9 million      5 / $639.9      48 / $5.75 billion
                                       McCarragher                                     million
-------------------------------------- ---------------------- -------------------- ----------------- ---------------------
-------------------------------------- ---------------------- -------------------- ----------------- ---------------------
LM Growth Fund                         Robert Hagstrom         3 / $1.38 billion      2 / $132.0      61 / $1.65 billion
                                                                                       million
-------------------------------------- ---------------------- -------------------- ----------------- ---------------------
-------------------------------------- ---------------------- -------------------- ----------------- ---------------------
LM Value Fund                          Mary Chris Gay          6 / $2.40 billion      16 / $8.00            0 / $0
                                                                                       billion
-------------------------------------- ---------------------- -------------------- ----------------- ---------------------
-------------------------------------- ---------------------- -------------------- ----------------- ---------------------
LMP Large Cap Growth Fund              Alan Blake             19 / $7.99 billion      3 / $330.0       133,513 / $14.87
                                                                                       million             billion
-------------------------------------- ---------------------- -------------------- ----------------- ---------------------
-------------------------------------- ---------------------- -------------------- ----------------- ---------------------
LMP Small Cap Growth Fund              Vincent Gao            4 / $720.0 million      3 / $260.0            0 / $0
                                                                                       million
-------------------------------------- ---------------------- -------------------- ----------------- ---------------------
-------------------------------------- ---------------------- -------------------- ----------------- ---------------------
                                       Robert Feitler         17 / $8.80 billion      2 / $230.0        28,212 / $4.76
                                                                                       million             billion
-------------------------------------- ---------------------- -------------------- ----------------- ---------------------
-------------------------------------- ---------------------- -------------------- ----------------- ---------------------
                                       Kevin Caliendo          6 / $2.36 billion        0 / $0              0 / $0
-------------------------------------- ---------------------- -------------------- ----------------- ---------------------
-------------------------------------- ---------------------- -------------------- ----------------- ---------------------
                                       Margaret Blaydes        4 / $2.34 billion      3 / $260.0            0 / $0
                                       Dmityr Khaykin                                  million
-------------------------------------- ---------------------- -------------------- ----------------- ---------------------


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                                     60
     The Allianz Variable Insurance Products Trust - SAI - May 1, 2007
--------------------------------------------------------------------------------


-------------------------------------- ---------------------- -------------------- ----------------- ---------------------
NACM International Fund                Horacio A. Valeiras    12 / $1.69 billion      124 / 5.3       34 / $6.5 billion
                                                                                       billion
                                                                                       Accounts
                                                               Accounts subject       subject to
                                                                to performance       performance
                                                                     fees:              fees:
                                                                1 / $7 million     8 / $402 million
-------------------------------------- ---------------------- -------------------- ----------------- ---------------------
-------------------------------------- ---------------------- -------------------- ----------------- ---------------------
                                       Steven Tael             1 / $139 million       59 / $1.3        8 / $1.2 billion
                                                                                       billion
                                                                                       Accounts
                                                                                      subject to
                                                                                     performance
                                                                                        fees:
                                                                                   4 / $230 million
-------------------------------------- ---------------------- -------------------- ----------------- ---------------------
-------------------------------------- ---------------------- -------------------- ----------------- ---------------------
                                                                                      59 / $1.3
                                                                                       billion
                                                                                       Accounts
                                       Kunal Ghosh             1 / $139 million       subject to       8 / $1.2 billion
                                                                                     performance
                                                                                        fees:
                                                                                   4 / $230 million
-------------------------------------- ---------------------- -------------------- ----------------- ---------------------
-------------------------------------- ---------------------- -------------------- ----------------- ---------------------
Neuberger Berman Regency Fund          S. Basu Mullick        12 / $7.50 billion        0 / $0        1 / $15.0 million
-------------------------------------- ---------------------- -------------------- ----------------- ---------------------
-------------------------------------- ---------------------- -------------------- ----------------- ---------------------
OCC Opportunity Fund                   Michael Corelli        1 / $237.0 million        0 / $0              0 / $0
-------------------------------------- ---------------------- -------------------- ----------------- ---------------------
-------------------------------------- ---------------------- -------------------- ----------------- ---------------------
OCC Renaissance Fund                   David Philips          1 / $521.4 million      1 / $365.4       1 / $4.2 million
                                                                                       million
-------------------------------------- ---------------------- -------------------- ----------------- ---------------------
-------------------------------------- ---------------------- -------------------- ----------------- ---------------------
                                       Nicholas                1 / $51.0 million        0 / $0         1 / $3.6 million
                                       Frelinghuysen
-------------------------------------- ---------------------- -------------------- ----------------- ---------------------
-------------------------------------- ---------------------- -------------------- ----------------- ---------------------
                                       Bradley Holmes               0 / $0            1 / $33.7        1 / $3.6 million
                                                                                       million
-------------------------------------- ---------------------- -------------------- ----------------- ---------------------
-------------------------------------- ---------------------- -------------------- ----------------- ---------------------
OCC Value Fund                         Colin Glinsman         7 / $13.39 billion      5 / $154.4      25 / $2.80 billion
                                                                                       million
-------------------------------------- ---------------------- -------------------- ----------------- ---------------------
-------------------------------------- ---------------------- -------------------- ----------------- ---------------------
OCC Renaissance Fund                   Colin Glinsman         7 / $13.39 billion      5 / $154.4      25 / $2.80 billion
and OCC Value Fund                                                                     million
-------------------------------------- ---------------------- -------------------- ----------------- ---------------------
-------------------------------------- ---------------------- -------------------- ----------------- ---------------------
OCC Value Fund                         Louis Goldstein         5 / $4.25 billion      2 / $61.6       41 / $1.40 billion
                                                                                       million
-------------------------------------- ---------------------- -------------------- ----------------- ---------------------
-------------------------------------- ---------------------- -------------------- ----------------- ---------------------
Oppenheimer Developing Markets Fund    Mark Madden             1 / $1.31 billion      6 / $541.9      2 / $319.4 million
                                                                                       million
-------------------------------------- ---------------------- -------------------- ----------------- ---------------------
-------------------------------------- ---------------------- -------------------- ----------------- ---------------------
                                                              11 / $22.55 billion
                                                               Accounts subject
Oppenheimer Global Fund                Rajeev Bhaman            to performance        2 / $177.6            0 / $0
                                                                     fees:             million
                                                              1 / $144.9 million
-------------------------------------- ---------------------- -------------------- ----------------- ---------------------
-------------------------------------- ---------------------- -------------------- ----------------- ---------------------
Oppenheimer International Growth Fund  George R.Evans          3 / $2.33 billion      2 / $39.4             0 / $0
                                                                                       million
-------------------------------------- ---------------------- -------------------- ----------------- ---------------------
-------------------------------------- ---------------------- -------------------- ----------------- ---------------------
Oppenheimer Main Street Fund           Nikolaos D. Monoyios   10 / $23.28 billion     1 / $22.9             0 / $0
                                                                                       million
-------------------------------------- ---------------------- -------------------- ----------------- ---------------------
-------------------------------------- ---------------------- -------------------- ----------------- ---------------------
                                       Marc Reinganum         8 / $16.48 billion        0 / $0              0 / $0
-------------------------------------- ---------------------- -------------------- ----------------- ---------------------
-------------------------------------- ---------------------- -------------------- ----------------- ---------------------
PIMCO Total Return Fund                William H. Gross          32 / $127.37         21 / $5.77     59 / $41.58 billion
                                                                    billion            billion
-------------------------------------- ---------------------- -------------------- ----------------- ---------------------
-------------------------------------- ---------------------- -------------------- ----------------- ---------------------
Schroder International Small Cap Fund  Matthew Dobbs           3 / $7.80 billion      5 / $1.40       6 / $1.60 billion
                                                                                       billion
-------------------------------------- ---------------------- -------------------- ----------------- ---------------------
-------------------------------------- ---------------------- -------------------- ----------------- ---------------------
S&P 500 Index Fund and Small Cap       Thomas Durante         8 / $13.00 billion      4 / $438.3      7 / $518.2 million
Stock Index Fund                                                                       million
-------------------------------------- ---------------------- -------------------- ----------------- ---------------------
-------------------------------------- ---------------------- -------------------- ----------------- ---------------------
Target Double Play Fund                Robert F. Carey        35 / $2.30 billion        0 / $0          3,440 / $816.0
and TargetPLUS Equity Fund                                                                                 million
-------------------------------------- ---------------------- -------------------- ----------------- ---------------------
-------------------------------------- ---------------------- -------------------- ----------------- ---------------------
                                       Roger F. Testin        35 / $2.30 billion        0 / $0          3,440 / $816.0
                                                                                                           million
-------------------------------------- ---------------------- -------------------- ----------------- ---------------------
-------------------------------------- ---------------------- -------------------- ----------------- ---------------------
                                       Jon C. Erickson        35 / $2.30 billion        0 / $0          3,440 / $816.0
                                                                                                           million
-------------------------------------- ---------------------- -------------------- ----------------- ---------------------
-------------------------------------- ---------------------- -------------------- ----------------- ---------------------
                                       David G. McGarel       35 / $2.30 billion        0 / $0          3,440 / $816.0
                                                                                                           million
-------------------------------------- ---------------------- -------------------- ----------------- ---------------------
-------------------------------------- ---------------------- -------------------- ----------------- ---------------------
                                       Daniel J. Lindquist    35 / $2.30 billion        0 / $0          3,440 / $816.0
                                                                                                           million
-------------------------------------- ---------------------- -------------------- ----------------- ---------------------
-------------------------------------- ---------------------- -------------------- ----------------- ---------------------
VK Aggressive Growth Fund              Gary Lewis              8 / $8.03 billion        0 / $0              0 / $0
and VK Strategic Growth Fund
-------------------------------------- ---------------------- -------------------- ----------------- ---------------------
-------------------------------------- ---------------------- -------------------- ----------------- ---------------------
                                       Dudley Brickhouse       8 / $7.96 billion        0 / $0              0 / $0
-------------------------------------- ---------------------- -------------------- ----------------- ---------------------
-------------------------------------- ---------------------- -------------------- ----------------- ---------------------
                                       Janet Luby              8 / $7.92 billion        0 / $0              0 / $0
-------------------------------------- ---------------------- -------------------- ----------------- ---------------------
-------------------------------------- ---------------------- -------------------- ----------------- ---------------------
                                       Matthew Hart            8 / $7.88 billion        0 / $0              0 / $0
-------------------------------------- ---------------------- -------------------- ----------------- ---------------------
-------------------------------------- ---------------------- -------------------- ----------------- ---------------------
                                       Scott Miller            7 / $7.88 billion        0 / $0              0 / $0
-------------------------------------- ---------------------- -------------------- ----------------- ---------------------
-------------------------------------- ---------------------- -------------------- ----------------- ---------------------
VK Comstock Fund                       B. Robert Baker        16 / $26.56 billion     2 / $1.20         18,999 / $2.19
                                       Jason Leder                                     billion             billion
                                       Kevin Holt
-------------------------------------- ---------------------- -------------------- ----------------- ---------------------
-------------------------------------- ---------------------- -------------------- ----------------- ---------------------
VK Global Franchise Fund               Hassan Elmasry         16 / $26.56 billion     2 / $1.20         18,999 / 2.19
                                       Jayson Vowles                                   billion             billion
-------------------------------------- ---------------------- -------------------- ----------------- ---------------------
-------------------------------------- ---------------------- -------------------- ----------------- ---------------------
                                       Ewa Borowska            4 / $2.54 billion        0 / $0              0 / $0
-------------------------------------- ---------------------- -------------------- ----------------- ---------------------
-------------------------------------- ---------------------- -------------------- ----------------- ---------------------
                                       Paras Dodhia            3 / $2.41 billion        0 / $0              0 / $0
-------------------------------------- ---------------------- -------------------- ----------------- ---------------------
-------------------------------------- ---------------------- -------------------- ----------------- ---------------------
                                       Michael Allison        3 / $365.3 million        0 / $0              0 / $0
-------------------------------------- ---------------------- -------------------- ----------------- ---------------------
-------------------------------------- ---------------------- -------------------- ----------------- ---------------------
                                       Jayson Vowles           3 / $2.41 billion        0 / $0              0 / $0
-------------------------------------- ---------------------- -------------------- ----------------- ---------------------
-------------------------------------- ---------------------- -------------------- ----------------- ---------------------
VK Global Real Estate Fund             Theodore R. Bigman     11 / $6.58 billion      5 / $1.47      768 / $2.83 billion
                                                                                       billion
-------------------------------------- ---------------------- -------------------- ----------------- ---------------------
-------------------------------------- ---------------------- -------------------- ----------------- ---------------------
                                       Michiel te Paske       6 / $584.7 million      4 / $854.3      9 / $659.2 million
                                                                                       million
-------------------------------------- ---------------------- -------------------- ----------------- ---------------------
-------------------------------------- ---------------------- -------------------- ----------------- ---------------------
                                       Sven van Kemenade      3 / $417.0 million      1 / $431.7      9/ $834.0 million
                                                                                       million
-------------------------------------- ---------------------- -------------------- ----------------- ---------------------
-------------------------------------- ---------------------- -------------------- ----------------- ---------------------
                                       Angeline Ho            3 / $511.4 million      2 / $850.6      3 / $322.7 million
                                                                                       million
-------------------------------------- ---------------------- -------------------- ----------------- ---------------------


--------------------------------------------------------------------------------
                                     61
     The Allianz Variable Insurance Products Trust - SAI - May 1, 2007
--------------------------------------------------------------------------------


-------------------------------------- ---------------------- -------------------- ----------------- ---------------------
VK Growth & Income Fund and            James Gilligan         22 / $31.96 billion       0 / $0          2,096 / $1.06
VK Equity & Income Fund                                                                                    billion
-------------------------------------- ---------------------- -------------------- ----------------- ---------------------
-------------------------------------- ---------------------- -------------------- ----------------- ---------------------
                                       James Roeder
VK Growth & Income Fund and            Sergio Marcheli                                                  2,096 / $1.06
VK Equity & Income Fund                Thomas Bastian         21 / $31.63 billion       0 / $0             billion
                                       Vincent Vizachero
-------------------------------------- ---------------------- -------------------- ----------------- ---------------------
-------------------------------------- ---------------------- -------------------- ----------------- ---------------------
                                       Dennis P. Lynch
                                       David Cohen                                    4 / $1.26         10,850 / $2.89
VK Mid-Cap Growth Fund                 Sam Chainani           33 / $15.59 billion      billion             billion
                                       Alexander Norton
-------------------------------------- ---------------------- -------------------- ----------------- ---------------------

* Other Accounts excludes the assets and number of accounts in wrap fee programs that are managed using model portfolios and the assets of an institutional account managed using a model portfolio because Jennison does not have discretion to trade securities in the institutional model portfolio.
** Other Accounts excludes the assets and number of accounts in wrap fee programs that are managed using model portfolios.

POTENTIAL MATERIAL CONFLICTS OF INTEREST
Actual or apparent conflicts of interest may arise when a portfolio manager has day-to-day management responsibilities with respect to more than one Fund or other account. More specifically, portfolio managers who manage multiple Funds and/or other accounts may be presented with one or more of the following potential conflicts:

o The management of multiple Funds and/or other accounts may result in a portfolio manager devoting unequal time and attention to the management of each Fund and/or other account. The Subadvisers seek to manage such competing interests for the time and attention of portfolio managers by having most portfolio managers focus on a particular investment discipline. Most other accounts managed by a portfolio manager are managed using the same investment models that are used in connection with the management of the Funds.

o If a portfolio manager identifies a limited investment opportunity which may be suitable for more than one Fund or other account, a Fund may not be able to take full advantage of that opportunity due to an allocation of filled purchase or sale orders across all eligible Funds and other accounts. To deal with these situations, the Subadvisers have adopted procedures for allocating portfolio transactions across multiple accounts.

o With respect to securities transactions for the Funds, the Subadvisers determine which broker to use to execute each order, consistent with their duty to seek best execution of the transaction. However, with respect to certain other accounts (such as mutual funds for which a Subadviser or an affiliate of a Subadviser acts as Subadviser, other pooled investment vehicles that are not registered mutual funds, and other accounts managed for organizations and individuals), the Subadvisers may be limited by the client with respect to the selection of brokers or may be instructed to direct trades through a particular broker. In these cases, trades for a Fund in a particular security may be placed separately from, rather than aggregated with, such other accounts. Having separate transactions with respect to a security may temporarily affect the market price of the security or the execution of the transaction, or both, to the possible detriment of the Fund or other account(s) involved.

o Finally, the appearance of a conflict of interest may arise where a Subadviser has an incentive, such as a performance-based management fee, which relates to the management of one Fund or account but not all Funds and accounts with respect to which a portfolio manager has day-to-day management responsibilities.

The Subadvisers have adopted certain compliance procedures which are designed to address these types of conflicts. However, there is no guarantee that such procedures will detect each and every situation in which a conflict arises.


See the prospectus section "Fund Management -- Duties of the Manager and Subadvisers" for discussion of potential material conflict of interest regarding the Manager's discretion to allocate assets of the Fixed Income Portfolio between the Diversified Income Strategy and the Total Return Strategy for the AZL TargetPLUS Balanced Fund, AZL TargetPLUS Growth Fund, and AZL TargetPLUS Moderate Fund.


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PORTFOLIO MANAGER COMPENSATION
The following section includes portfolio manager compensation information as of December 31, 2006, for each of the Subadvisers and for the Manager in it's capacity to determine the allocation of assets of the Fixed Income Portfolio between the Diversified Income Strategy and the Total Return Strategy for the AZL TargetPLUS Balanced Fund, AZL TargetPLUS Growth Fund, and AZL TargetPLUS Moderate Fund. The portfolio managers are employed by the respective Subadvisers, not by the Funds.

THE MANAGER
ALLIANZ LIFE ADVISERS, LLC
The portfolio manager's cash compensation consists of a market-based salary plus incentive compensation in the form of a bonus and a phantom equity plan. The amount of the bonus is determined by the overall financial performance of Allianz Life relative to its business goals for the fiscal year. The phantom equity plan provides awards based on the target earnings of Allianz Life over a three-year period. Awards vest three years after they are made, at which time the exact amount of the award is determined based on Allianz Life's actual earnings for the prior three-year period. In addition, the portfolio manager is eligible to participate in a non-qualified deferred compensation plan, which offers participants the tax benefits of deferring the receipt of a portion of their cash compensation until such time as designated under the plan.


THE SUBADVISERS
A I M CAPITAL MANAGEMENT, INC.
AIM seeks to maintain a compensation program that is competitively positioned to attract and retain high-caliber investment professionals. Portfolio managers receive a base salary, an incentive bonus opportunity, an equity compensation opportunity, and a benefits package. Portfolio manager compensation is reviewed and may be modified each year as appropriate to reflect changes in the market, as well as to adjust the factors used to determine bonuses to promote good sustained fund performance. AIM evaluates competitive market compensation by reviewing compensation survey results conducted by an independent third party of investment industry compensation. Each portfolio manager's compensation consists of the following five elements:
o Base salary. Each portfolio manager is paid a base salary. In setting the base salary, AIM's intention is to be competitive in light of the particular portfolio manager's experience and responsibilities.
o Annual bonus. Each portfolio manager is eligible to receive an annual cash bonus which has quantitative and non-quantitative components. Generally, 70% of the bonus is quantitatively determined, based typically on a four-year rolling average of pre-tax performance of all registered investment company accounts for which a portfolio manager has day-to-day management responsibilities versus the performance of a pre-determined peer group. In instances where a portfolio manager has responsibility for management of more than one fund, an asset weighted four-year rolling average is used.

    High fund performance (against applicable peer group) would deliver compensation generally associated with top pay in the industry (determined by reference to the third-party provided compensation survey information) and poor fund performance (versus applicable peer group) could result in no bonus. The amount of fund assets under management typically has an impact on the bonus potential (for example, managing more assets increases the bonus potential); however, this factor typically carries less weight than relative performance. The remaining 30% portion of the bonus is discretionary as determined by AIM and takes into account other subjective factors.

o Equity-based compensation. Portfolio managers may be awarded options to purchase common shares and/or granted restricted shares of AMVESCAP stock from pools determined from time to time by the Remuneration Committee of the AMVESCAP Board of Directors. Awards of equity-based compensation typically vest over time, so as to create incentives to retain key talent.
o Participation in group insurance programs. Portfolio managers are provided life insurance coverage in the form of a group variable universal life insurance policy, under which they may make additional contributions to purchase additional insurance coverage or for investment purposes.
o Participation in deferred compensation plan. Portfolio managers are eligible to participate in a non-qualified deferred compensation plan, which affords participating employees the tax benefits of deferring the receipt of a portion of their cash compensation.

Portfolio managers also participate in benefit plans and programs available generally to all employees.

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COLUMBIA MANAGEMENT ADVISORS, L.P.
The portfolio managers received all of their compensation from Columbia Advisors and its parent company, Columbia Management Group, in the form of salary, bonus, stock options, and restricted stock. The portfolio managers' bonus is variable and is generally based on (1) an evaluation of the manager's investment performance and (2) the results of a peer and/or management review of such individual, which takes into account skills and attributes such as team participation, investment process, communication, and professionalism. In evaluating investment performance, Columbia Advisors generally considers the one-, three-, and five-year performance of mutual funds and other accounts under the portfolio manager's oversight relative to certain market benchmarks and peer groups emphasizing each manager's three-, and five-year performance. Columbia Advisors may also consider a portfolio manager's performance in managing client assets in sectors and industries assigned to the manager as part of his or her investment team responsibilities, where applicable. For portfolio managers who also have group management responsibilities, another factor in their evaluation is an assessment of the group's overall investment performance.


CLEARBRIDGE ADVISORS, LLC
ClearBridge Advisors LLC ("ClearBridge") investment professionals receive base salary and other employee benefits and are eligible to receive incentive compensation. Base salary is fixed and typically determined based on market factors and the skill and experience of individual investment personnel.

ClearBridge has implemented an investment management incentive and deferred compensation plan (the "Plan") for its investment professionals, including the fund's portfolio manager(s). Each investment professional works as a part of an investment team. The Plan is designed to align the objectives of ClearBridge investment professionals with those of fund shareholders and other ClearBridge clients. Under the Plan a "base incentive pool" is established for each team each year as a percentage of ClearBridge's revenue attributable to the team (largely management and related fees generated by funds and other accounts). A team's revenues are typically expected to increase or decrease depending on the effect that the team's investment performance as well as inflows and outflows have on the level of assets in the investment products managed by the team. The "base incentive pool" of a team is reduced by base salaries paid to members of the team and employee benefits expenses attributable to the team.

The investment team's incentive pool is then adjusted to reflect its ranking among a "peer group" of non-ClearBridge investment managers and the team's pre-tax investment performance against the applicable product benchmark (e.g. a securities index and, with respect to a fund, the benchmark set forth in the fund's prospectus to which the fund's average annual total returns are compared or, if none, the benchmark set forth in the fund's annual report). ClearBridge may also measure the team's pre-tax investment performance against additional benchmarks, as it determines appropriate. Longer-term (5- year) performance will be more heavily weighted than shorter-term (1- year) performance in the calculation of the performance adjustment factor. The incentive pool for a team may also be adjusted to reflect other factors (e.g., severance pay to departing members of the team, and discretionary allocations by the applicable ClearBridge chief investment officer from one investment team to another). The incentive pool will be allocated by the applicable ClearBridge chief investment officer to the team leader and, based on the recommendations of the team leader, to the other members of the team.

Up to 20% of an investment professional's annual incentive compensation is subject to deferral. Of that principal deferred award amount, 50% will accrue a return based on the hypothetical returns of the investment fund or product that is the primary focus of the investment professional's business activities with the Firm, and 50% may be received in the form of Legg Mason restricted stock shares.

DAVIS SELECTED ADVISERS, L.P.
Kenneth Feinberg's compensation as a Davis Advisors employee consists of (i) a base salary, (ii) an annual bonus equal to a percentage of growth in Davis Advisors' profits, (iii) awards of equity ("Units") in Davis Advisors including Units, options on Units, and/or phantom Units, and (iv) an incentive plan whereby Davis Advisors purchases shares in selected funds managed by Davis Advisors. At the end of specified periods, generally five-years following the date of purchase, some, all, or none of the fund shares will be registered in the employee's name based on fund performance, after expenses on a pre-tax basis, versus the S&P 500 Index, and versus peer groups as defined by Morningstar or Lipper. Davis Advisors' portfolio managers are provided benefits packages including life insurance, health insurance, and participation in company 401(k) plan comparable to that received by other company employees.

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Christopher Davis' annual compensation as an employee and general partner of Davis Advisors consists of a base salary. Davis Advisors' portfolio managers are provided benefits packages including life insurance, health insurance, and participation in company 401(k) plan comparable to that received by other company employees.


THE DREYFUS CORPORATION
DREYFUS PREMIER SMALL CAP VALUE FUND: Mellon Equity provides market-based compensation and incentives that promote individual accountability and commitment to the firm. All investment professionals receive competitive salaries supplemented by a profit-based bonus. Bonus payments may be substantial and are based on the pre-tax net income of Mellon Equity. In calculating bonus payments consideration is given to individual performance (45% of total) and contribution to the firm (40% of total), with the remaining 15% left to the discretion of the President of Mellon Equity as a subjective component. Bonuses are partially deferred with ultimate payment linked to continued employment.

S&P 500 INDEX FUND AND SMALL CAP STOCK INDEX FUND: The portfolio managers' cash compensation is comprised of a market-based salary and an incentive compensation plan (annual and long term incentive). Funding for the Mellon Equity Associates, LLP ("MEA") Annual Incentive Plan and Long Term Incentive Plan is through a pre-determined fixed percentage of overall company profitability. Therefore, all bonus awards are based initially on MEA's performance. The investment professionals are eligible to receive annual cash bonus awards from the incentive compensation plan. Annual awards are granted in March for the prior calendar year. Individual awards for investment professionals are discretionary, based on product performance, goals established at the beginning of each calendar year and a subjective evaluation of the portfolio manager's contribution to the overall investment process. Also considered in determining individual awards are team participation and general contributions to MEA.

All portfolio managers are also eligible to participate in the MEA Long Term Incentive Plan. This plan provides for an annual award, payable in deferred cash that cliff vests after three years, with an interest rate equal to the average year over year earnings growth of MEA 9capped at 20% per year). Management has discretion with respect to actual participation and award size.

Portfolio managers whose compensation exceeds certain levels may elect to defer portions of their base salaries and/or incentive compensation pursuant to Mellon's elective deferred compensation plan.


FIRST TRUST ADVISORS, L.P.
The compensation structure for each member of the First Trust Investment Committee is based on a fixed salary as well as a discretionary bonus determined by the management of the Subadviser. Salaries are determined by management and are based on an individual's position and overall value to the firm. Bonuses are also determined by management and are based on an individual's overall contribution to the success of the firm and the profitability of the firm. Salaries and bonuses for members of the First Trust Investment Committee are not based on criteria such as a Fund's performance or the value of assets included in a Fund's portfolio. In addition, Mr. Carey, Mr. Erickson, Mr. McGarel, and Mr. Lindquist have an indirect ownership stake in the firm and will therefore receive their allocable share of ownership-related distributions.

FOUNDERS ASSET MANAGEMENT LLC
The portfolio manager is compensated by Founders or its affiliates, and not by the fund. The portfolio manager's cash compensation is comprised primarily of a market-based salary and an incentive compensation plan. The incentive compensation plan is comprised of three components: portfolio performance (weighted 70%), individual qualitative performance (weighted 20%) and Founders' financial performance as measured by Founders' recurring operating income (weighted 10%). Up to 10% of the incentive plan compensation may be paid in Mellon Financial Corporation ("Mellon") restricted stock.

Portfolio performance is measured by the 1-year (weighted 50%), two-year (weighted 25%) and 3-year (weighted 25%) pre-tax annualized total return of all of the portfolio manager's accounts relative to the annualized total return of the appropriate Lipper peer group, measured quarterly. The performance of the Class F shares of the Dreyfus Founders Funds is used as a proxy for the performance of any other accounts managed in substantially the same manner by the portfolio manager (these groups of accounts are referred to as "product lines"). The proxy for the fund is the Dreyfus Founders Equity Growth Fund. For product lines that do not include a Dreyfus Founders Fund, performance is measured using the largest share class of the largest mutual fund in the group. The portfolio manager's incentive compensation is determined by weighting the performance of the various product lines managed, generally based on their relative assets. The portfolio manager will receive more incentive compensation the higher within the relevant Lipper peer group his product lines are ranked,


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and will receive less or no incentive compensation (for the performance component of the formula) if his product lines rank lower within their peer group.

Individual qualitative performance is based on an evaluation of the portfolio manager's performance by Founders' President and/or Director of Investments. Performance is measured against expectations established from some or all of the following categories: marketing contributions; new product development; performance on special assignments; people development; methodology enhancements; support to colleagues, fund growth/gain in market share, portfolio turnover and cash management. The President and/or Director of Investments may consider additional factors at their discretion.

The portfolio manager has been guaranteed minimum incentive compensation awards for certain calendar years. The portfolio manager is also eligible to participate in Mellon's Long Term Incentive Plan. Under that plan, Mellon restricted stock is awarded at the discretion of Founders' President based on individual performance and contributions to the Investment Department and the Mellon organization. The portfolio manager also may elect to defer a portion of his base salary and/or incentive compensation pursuant to Mellon's deferred compensation plan.

FRANKLIN ADVISORY SERVICES, LLC
COMPENSATION. Franklin Advisory Services seeks to maintain a compensation program that is competitively positioned to attract, retain and motivate top-quality investment professionals. Portfolio managers receive a base salary, a cash incentive bonus opportunity, an equity compensation opportunity, and a benefits package. Portfolio manager compensation is reviewed annually and the level of compensation is based on individual performance, the salary range for a portfolio manager's level of responsibility and Franklin Templeton guidelines. Portfolio managers are provided no financial incentive to favor one fund or account over another. Each portfolio manager's compensation consists of the following three elements:
    BASE SALARY - Each portfolio manager is paid a base salary.
    ANNUAL BONUS - Annual bonuses are structured to align the interests of the portfolio manager with those of the Fund's shareholders. Each portfolio manager is eligible to receive an annual bonus. Bonuses generally are split between cash (50% to 65%) and restricted shares of Franklin Resources stock (17.5% to 25%) and mutual fund shares (17.5% to 25%). The deferred equity-based compensation is intended to build a vested interest of the portfolio manager in the financial performance of both Franklin Resources and mutual funds advised by the manager. The bonus plan is intended to provide a competitive level of annual bonus compensation that is tied to the portfolio manager achieving consistently strong investment performance, which aligns the financial incentives of the portfolio manager and Fund shareholders. The Chief Investment Officer of the manager and/or other officers of the manager, with responsibility for the Fund, have discretion in the granting of annual bonuses to portfolio managers in accordance with Franklin Templeton guidelines. The following factors are generally used in determining bonuses under the plan:
    o INVESTMENT PERFORMANCE. Primary consideration is given to the historic investment performance over the 1, 3 and 5 preceding years of all accounts managed by the portfolio manager. The pre-tax performance of each fund managed is measured relative to a relevant peer group and/or applicable benchmark as appropriate.
    o NON-INVESTMENT PERFORMANCE. The more qualitative contributions of a portfolio manager to the manager's business and the investment management team, including professional knowledge, productivity, responsiveness to client needs and communication, are evaluated in determining the amount of any bonus award.
    o RESPONSIBILITIES. The characteristics and complexity of funds managed by the portfolio manager are factored in the manager's appraisal.

    ADDITIONAL LONG-TERM EQUITY-BASED COMPENSATION - Portfolio managers may also be awarded restricted shares or units of Franklin Resources stock or restricted shares or units of one or more mutual funds, and options to purchase common shares of Franklin Resources stock. Awards of such deferred equity-based compensation typically vest over time, so as to create incentives to retain key talent.

Portfolio managers also participate in benefit plans and programs available generally to all employees of the manager.

POTENTIAL CONFLICTS OF INTEREST:
The management of multiple funds and accounts may also give rise to potential conflicts of interest if the funds and other accounts have different objectives, benchmarks, time horizons, and fees as the portfolio manager must allocate his or her time and investment ideas across multiple funds and accounts. The manager seeks to manage such competing interests for the time and attention of portfolio managers by having portfolio managers focus on a particular investment discipline. Most other accounts managed by a portfolio manager are managed using the same investment strategies that are used in connection with the management


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of the Fund. Accordingly, portfolio holdings, position sizes, and industry and sector exposures tend to be similar across similar portfolios, which may minimize the potential for conflicts of interest. The separate management of the trade execution and valuation functions from the portfolio management process also helps to reduce potential conflicts of interest. However, securities selected for funds or accounts other than the Fund may outperform the securities selected for the Fund. Moreover, if a portfolio manager identifies a limited investment opportunity that may be suitable for more than one fund or other account, the Fund may not be able to take full advantage of that opportunity due to an allocation of that opportunity across all eligible funds and other accounts. The manager seeks to manage such potential conflicts by using procedures intended to provide a fair allocation of buy and sell opportunities among funds and other accounts.

The structure of a portfolio manager's compensation may give rise to potential conflicts of interest. A portfolio manager's base pay and bonus tend to increase with additional and more complex responsibilities that include increased assets under management. As such, there may be an indirect relationship between a portfolio manager's marketing or sales efforts and his or her bonus.

Finally, the management of personal accounts by a portfolio manager may give rise to potential conflicts of interest. While the funds and the manager have adopted a code of ethics which they believe contains provisions reasonably necessary to prevent a wide range of prohibited activities by portfolio managers and others with respect to their personal trading activities, there can be no assurance that the code of ethics addresses all individual conduct that could result in conflicts of interest.

The manager and the Fund have adopted certain compliance procedures that are designed to address these, and other, types of conflicts. However, there is no guarantee that such procedures will detect each and every situation where a conflict arises.

JENNISON ASSOCIATES LLC
Jennison seeks to maintain a highly competitive compensation program designed to attract and retain outstanding investment professionals, which includes portfolio managers and research analysts, and to align the interests of its investment professionals with that of its clients and overall firm results. Overall firm profitability determines the total amount of incentive compensation pool that is available for investment professionals. Investment professionals are compensated with a combination of base salary and discretionary cash bonus. In general, the cash bonus comprises the majority of the compensation for investment professionals.

Investment professionals' total compensation is determined through a subjective process that evaluates numerous qualitative and quantitative factors. There is no particular weighting or formula for considering the factors. Some portfolio managers or analysts may manage or contribute ideas to more than one product strategy and are evaluated accordingly. The factors considered for an investment professional whose primary role is portfolio management will differ from an investment professional who is a portfolio manager with research analyst responsibilities.

The following factors will be reviewed for each portfolio manager:

    o One and three year pre-tax investment performance of groupings of accounts (a "Composite") relative to pre-determined passive indices and industry peer group data for the product strategy (e.g., large cap growth, large cap value) for which the portfolio manager is responsible;
    o   Historical and long-term business potential of the product strategies;
    o   Qualitative factors such as teamwork and responsiveness, and
    o Other factors such as experience and other responsibilities such as being a team leader or supervisor may also affect an investment professional's total compensation.

POTENTIAL CONFLICTS OF INTEREST:

In managing other portfolios (including affiliated accounts), certain potential conflicts of interest may arise. Potential conflicts include, for example, conflicts among investment strategies, conflicts in the allocation of investment opportunities, or conflicts due to different fees. As part of its compliance program, Jennison has adopted policies and procedures that seek to address and minimize the effects of these conflicts.

Jennison's portfolio managers typically manage multiple accounts. These accounts may include, among others, mutual funds, separately managed advisory accounts (assets managed on behalf of institutions such as pension funds, colleges and universities, foundations), commingled trust accounts, affiliated single client and commingled insurance separate accounts, model nondiscretionary portfolios,


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and model portfolios used for wrap fee programs. Portfolio managers make investment decisions for each portfolio based on the investment objectives, policies, practices and other relevant investment considerations that the managers believe are applicable to that portfolio. Consequently, portfolio managers may recommend the purchase (or sale) of certain securities for one portfolio and not another portfolio. Securities purchased in one portfolio may perform better than the securities purchased for another portfolio. Similarly, securities sold from one portfolio may result in better performance if the value of that security declines. Generally, however, portfolios in a particular product strategy (e.g., large cap growth equity) with similar objectives are managed similarly. Accordingly, portfolio holdings and industry and sector exposure tend to be similar across a group of accounts in a strategy that have similar objectives, which tend to minimize the potential for conflicts of interest. While these accounts have many similarities, the investment performance of each account will be different primarily due to differences in guidelines, fees, expenses and cash flows.

In addition, Jennison has adopted trade aggregation and allocation procedures that seek to treat all clients (including affiliated accounts) fairly and equitably. These policies and procedures address the allocation of limited investment opportunities, such as IPOs and the allocation of transactions across multiple accounts. Currently, while no equity accounts under Jennison's management have performance fees, some accounts have higher fees than others. These differences may give rise to a potential conflict that a portfolio manager may allocate more time to the management of one account over another. While Jennison does not monitor the specific amount of time that a portfolio manager spends on a single portfolio, senior Jennison personnel periodically review the performance of Jennison's portfolio managers as well as periodically assess whether the portfolio manager has adequate resources to effectively manage the accounts assigned to that portfolio manager. Jennison also believes that its compensation structure tends to mitigate this conflict.

LEGG MASON CAPITAL MANAGEMENT, INC.
Each Portfolio Manager is paid a fixed base salary and a bonus. Bonus compensation is reviewed annually and is determined by a number of factors. The bonus compensation for Robert Hagstrom (Portfolio Manager for the LM Growth
Fund) is reviewed annually and is determined by a number of factors, including the annual performance of his accounts relative to the S&P 500 Composite Stock Index (with dividends reinvested), his performance over various other time periods, the total value of his assets under management, his contribution to the Subadviser's research process, the profitability of the Subadviser and Mr. Hagstrom's contribution to profitability, and trends in industry compensation levels and practices. The bonus compensation for Mary Chris Gay (Portfolio Manager for the LM Value Fund) is reviewed annually and is determined by a number of factors, including the total value of the assets, and the growth in assets, under her management (these are a function of performance, retention of assets, and flows of new assets), Ms. Gay's contribution to the Subadviser's research process, and trends in industry compensation levels and practices.

Each Portfolio Manager is also eligible to receive stock options from Legg Mason Inc. based upon an assessment of the Portfolio Manager's contribution to the success of the company, as well employee benefits, including, but not limited to, health care and other insurance benefits, participation in the Legg Mason 401(k) program, and participation in other Legg Mason deferred compensation plans.

One account managed by Robert Hagstrom (Portfolio Manager for the LM Growth
Fund) pays a performance fee, and thus may pay higher fees if certain performance objectives and other requirements are met. Since Mr. Hagstrom's compensation structure does consider contribution to firm profitability as one of its criteria, it is possible under certain circumstances that his bonus compensation could be more positively impacted by the account that pays a performance fee than it would by achieving the same performance in the Fund or another account. However, investment ideas are generally implemented in all similarly managed accounts at the same time, subject to considerations of each account's investment guidelines, restrictions, tax considerations, cash balances, liquidity needs, trading costs, and other factors. In addition, the Subadviser maintains written policies and procedures to address this potential conflict of interests and ensure that accounts are treated fairly. One account managed by Mary Chris Gay pays a performance fee, however, since the calculation of her bonus compensation does not use contribution to the Subadviser's profitability as a specific factor, the Subadviser does not believe that this creates a material conflict of interests.

NEUBERGER BERMAN MANAGEMENT INC.
A portion of the compensation paid to each Portfolio Manager is determined by comparisons to pre-determined peer groups and benchmarks, as opposed to a system dependent on a percent of management fees. The Portfolio Managers are paid a base salary that is not dependent on performance. Each Portfolio Manager also has a "target bonus," which is set each year and can be increased or decreased prior to payment based in part on performance measured against the relevant peer


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group and benchmark. Performance is measured on a three-year rolling average in order to emphasize longer-term performance. There is also a subjective component to determining the bonus, which consists of the following factors: (i) the individual's willingness to work with the marketing and sales groups; (ii) his or her effectiveness in building a franchise; and (iii) client servicing. Senior management determines this component in appropriate cases. There are additional components that comprise the Portfolio Managers' compensation packages, including: (i) whether the manager was a partner/principal of Neuberger Berman prior to Neuberger Berman's Inc.'s initial public offering; (ii) for more recent hires, incentives that may have been negotiated at the time the Portfolio Manager joined the Neuberger Berman complex; and (iii) the total amount of assets for which the Portfolio Manager is responsible.

Neuberger Berman Management's Portfolio Managers have always had a degree of independence that they would not get at other firms that have, for example, investment committees. Neuberger Berman Management believes that its Portfolio Managers are retained not only through compensation and opportunities for advancement, but also by a collegial and stable money management environment.

In addition, there are additional stock and option award programs available.

Neuberger Berman Management believes the measurement versus the peer groups on a three-year rolling average basis creates a meaningful disincentive to try and beat the peer group and benchmark in any given year by taking undue risks in portfolio management. The incentive is to be a solid performer over the longer-term, not necessarily to be a short-term winner in any given year.


NICHOLAS-APPLEGATE CAPITAL MANAGEMENT LLC ("NACM"
The following explains the compensation structure of each individual (as listed in the Prospectus) that shares primary responsibility for day-to-day portfolio management of the Fund (for the purposes of this section, "Portfolio Managers"):
BASE SALARY. Each Portfolio Manager is paid a fixed base salary set at a competitive level, taking into consideration the Portfolio Manager's experience and responsibilities, as determined by NACM.

ANNUAL BONUS AND PROFIT SHARING OPPORTUNITY. Each Portfolio Manager's compensation is directly affected by the performance, on a pre-tax basis, of the individual portfolios he or she manages, including each Fund; as well as the performance of the individual's portfolio management team and the overall success of the firm. Approximately 75% of each Portfolio Manager's bonus is based on one- and three-year annualized performance of client accounts under his or her management, with greater weight placed on three-year performance. This takes into account relative performance of the accounts to each account's individual benchmark (which includes the MSCI EAFE Index, the MSCI EAFE Growth Index, and the MSCI World Index) (representing approximately one half of the calculation) and the accounts' peer rankings in institutional consultant universes (representing the other half). In the case of the Fund, the benchmark against which the performance of the Fund's portfolio will be compared for these purposes is indicated in the prospectus. The remaining 25% of the bonus is based on a qualitative review and overall firm profitability. The qualitative review evaluates each NACM Portfolio Manager based on the individual's contribution to the implementation of the investment process of his or her accounts, including the Fund. The lead portfolio manager evaluates the other members of the portfolio management team. The Chief Investment Officer (Mr. Valeiras) evaluates the lead portfolio manager.

Each NACM investment team has a profit-sharing plan. Each team receives a pool which is based on "EBITDA" (i.e., earnings before interest, taxes, depreciation and amortization) of the accounts managed by the team and is distributed subjectively. All team members are eligible. The Chief Investment Officer and lead portfolio manager determine allocations among the team. The profits to be allocated increase with the profitability of the applicable accounts.

The Portfolio Managers are also eligible to participate in a non-qualified deferred compensation plan, which affords participating employees the tax benefits of deferring the receipt of a portion of their cash compensation until such time as designated under the plan.

OPPENHEIMER CAPITAL LLC
COMPENSATION. The portfolio manager's compensation consists of the following elements:

BASE SALARY. The portfolio manager is paid a base salary that is set at a level determined by Oppenheimer Capital. In setting the base salary, the firm's intentions are to be competitive in light of the portfolio manager's experience and responsibilities. Firm management evaluates competitive market compensation by reviewing compensation survey results conducted by an independent third party of investment industry compensation.

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ANNUAL BONUS OR PROFIT SHARING. The portfolio manager is eligible for an annual bonus in addition to a base salary. The bonus forms the majority of the individual's annual cash compensation and is based on the performance of the Fund relative to other products with the same investment style, as well as the absolute returns produced by the Fund. Also, in addition to any bonus or profit sharing paid by Oppenheimer Capital, Allianz Global Investors of America ("AGI") has established a Long Term Cash Bonus Plan for certain employees of its operating companies, including Oppenheimer Capital. These employees include certain portfolio managers of Oppenheimer Capital. The plan provides awards that are valued based on the operating earnings growth of the companies under AGI, as well as the target achievement of the companies' average operating earnings on a three-year basis. The cash awarded to Oppenheimer Capital employees under the plan is calculated three-years after it is awarded, when it vests in full.

PARTICIPATION IN GROUP RETIREMENT PLANS. The portfolio manager is eligible to participate in a non-qualified deferred compensation plan, which affords participating employees the tax benefits of deferring the receipt of a portion of their cash compensation until such time as designated under the plan.

CONFLICTS OF INTEREST. Oppenheimer Capital advises one or more accounts that are charged an advisory fee that is based entirely or partially on performance. Performance fee arrangements may create a conflict of interest for the portfolio manager in that the portfolio manager may have an incentive to allocate the investment opportunities that he or she believes might be the most profitable to such other accounts instead of allocating them to a Fund or an account without a performance-based fee. Oppenheimer Capital has adopted policies and procedures that are reasonably designed to allocate investment opportunities between such other accounts and Funds and accounts without a performance-based fee on a fair and equitable basis over time.

OPPENHEIMERFUNDS, INC. ("OFI")
Under the Subadviser's compensation program for its portfolio managers and portfolio analysts, their compensation is based primarily on the investment performance results of the funds and accounts they manage, rather than on the financial success of the Subadviser. This is intended to align the portfolio managers' and analysts' interests with the success of the funds and accounts and their investors. The Subadviser's compensation structure is designed to attract and retain highly qualified investment management professionals and to reward individual and team contributions toward creating shareholder value. As of December 31, 2005, the portfolio managers' compensation consisted of three elements: a base salary, an annual discretionary bonus and eligibility to participate in long-term awards of options and appreciation rights in regard to the common stock of the Subadviser's holding company parent. Senior portfolio managers may also be eligible to participate in the Subadviser's deferred compensation plan.

The base pay component of each portfolio manager is reviewed regularly to ensure that it reflects the performance of the individual, is commensurate with the requirements of the particular portfolio, reflects any specific competence or specialty of the individual manager, and is competitive with other comparable positions, to help the Subadviser attract and retain talent. The annual discretionary bonus is determined by senior management of the Subadviser and is based on a number of factors, including a fund's pre-tax performance for periods of up to five years, measured against an appropriate benchmark selected by management. Other factors include management quality (such as style consistency, risk management, sector coverage, team leadership and coaching) and organizational development. The compensation structure is also intended to be internally equitable and serve to reduce potential conflicts of interest between the Funds and other funds and accounts managed by the portfolio managers. The compensation structure of other accounts managed by the portfolio manager is the same as the compensation structure of the Funds, described above.

PACIFIC INVESTMENT MANAGEMENT COMPANY LLC ("PIMCO")
PIMCO has adopted a "Total Compensation Plan" for its professional level employees, including its portfolio managers, that is designed to pay competitive compensation and reward performance, integrity and teamwork consistent with the firm's mission statement. The Total Compensation Plan includes a significant incentive component that rewards high performance standards, work ethic and consistent individual and team contributions to the firm. The compensation of portfolio managers consists of a base salary, a bonus, and may include a retention bonus. Portfolio managers who are Managing Directors of PIMCO also receive compensation from PIMCO's profits. Certain employees of PIMCO, including portfolio managers, may elect to defer compensation through PIMCO's deferred compensation plan. PIMCO also offers its employees a non-contributory defined contribution plan through which PIMCO makes a contribution based on the employee's compensation. PIMCO's contribution rate increases at a specified compensation level, which is a level that would include portfolio managers.

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SALARY AND BONUS. Base salaries are determined by considering an individual portfolio manager's experience and expertise and may be reviewed for adjustment annually. Portfolio managers are entitled to receive bonuses, which may be significantly more than their base salary, upon attaining certain performance objectives based on predetermined measures of group or department success. These goals are specific to individual portfolio managers and are mutually agreed upon annually by each portfolio manager and his or her manager. Achievement of these goals is an important, but not exclusive, element of the bonus decision process.

In addition, the following non-exclusive list of qualitative criteria (collectively, the "Bonus Factors") may be considered when determining the bonus for portfolio managers:

o 3-year, 2-year and 1-year dollar-weighted and account-weighted investment performance as judged against the applicable benchmarks for each account managed by a portfolio manager and relative to applicable industry peer groups;
o Appropriate risk positioning that is consistent with PIMCO's investment philosophy and the Investment Committee/CIO approach to the generation of alpha;
o   Amount and nature of assets managed by the portfolio manager;
o Consistency of investment performance across portfolios of similar mandate and guidelines (reward low dispersion);
o Generation and contribution of investment ideas in the context of PIMCO's secular and cyclical forums, portfolio strategy meetings, Investment Committee meetings, and on a day-to-day basis;
o Absence of defaults and price defaults for issues in the portfolios managed by the portfolio manager;
o Contributions to asset retention, gathering and client satisfaction;
o   Contributions to mentoring, coaching and/or supervising; and
o   Personal growth and skills added.

A portfolio manager's compensation is not based directly on the performance of any portfolio or any other account managed by that portfolio manager. Final award amounts are determined by the PIMCO Compensation Committee.

RETENTION BONUSES. Certain portfolio managers may receive a discretionary, fixed amount retention bonus, based upon the Bonus Factors and continued employment with PIMCO. Each portfolio manager who is a Senior Vice President or Executive Vice President of PIMCO receives a variable amount retention bonus, based upon the Bonus Factors and continued employment with PIMCO.

Investment professionals, including portfolio managers, are eligible to participate in a Long Term Cash Bonus Plan ("Cash Bonus Plan"), which provides cash awards that appreciate or depreciate based upon the performance of PIMCO's parent company, Allianz Global Investors of America L.P. ("AGI"), and PIMCO over a three-year period. The aggregate amount available for distribution to participants is based upon AGI's profit growth and PIMCO's profit growth. Participation in the Cash Bonus Plan is based upon the Bonus Factors, and the payment of benefits from the Cash Bonus Plan, is contingent upon continued employment at PIMCO.

PROFIT SHARING PLAN. Instead of a bonus, portfolio managers who are Managing Directors of PIMCO receive compensation from a non-qualified profit sharing plan consisting of a portion of PIMCO's net profits. Portfolio managers who are Managing Directors receive an amount determined by the Managing Director Compensation Committee, based upon an individual's overall contribution to the firm and the Bonus Factors. Under his employment agreement, William Gross receives a fixed percentage of the profit sharing plan.

ALLIANZ TRANSACTION RELATED COMPENSATION. In May 2000, a majority interest in the predecessor holding company of PIMCO was acquired by a subsidiary of Allianz AG ("Allianz"). In connection with the transaction, Mr. Gross received a grant of restricted stock of Allianz, the last of which vests on May 5, 2005.

From time to time, under the PIMCO Class B Unit Purchase Plan, Managing Directors and certain executive management (including Executive Vice Presidents) of PIMCO may become eligible to purchase Class B Units of PIMCO. Upon their purchase, the Class B Units are immediately exchanged for Class A Units of PIMCO Partners, LLC, a California limited liability company that holds a minority interest in PIMCO and is owned by the Managing Directors and certain executive management of PIMCO. The Class A Units of PIMCO Partners, LLC entitle their holders to distributions of a portion of the profits of PIMCO. The PIMCO Compensation Committee determines which Managing Directors and executive management may purchase Class B Units and the number of Class B Units that each may purchase. The Class B Units are purchased pursuant to full recourse notes issued to the holder. The base compensation of each Class B Unit holder is


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     The Allianz Variable Insurance Products Trust - SAI - May 1, 2007
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increased in an amount equal to the principal amortization applicable to the notes given by the Managing Director or member of executive management.

Portfolio managers who are Managing Directors also have long-term employment contracts, which guarantee severance payments in the event of involuntary termination of a Managing Director's employment with PIMCO.

SCHRODER INVESTMENT MANAGEMENT NORTH AMERICA INC. ("SCHRODERS")
Schroders fund managers are paid in a combination of base salary and annual discretionary bonus, as well as the standard retirement, health, and welfare benefits available to all of its employees. Certain of the most senior managers also participate in a ong-term incentive program.

Generally, portfolio managers employed by Schroders, including Mr. Dobbs, receive compensation based on the factors discussed below.

Base salary is determined by reference to the level of responsibility inherent in the role and the experience of the incumbent, and is benchmarked annually against market data to ensure competitive salaries. The base salary is subject to an annual review, and will increase if market movements make this necessary and/or if there has been an increase in the employee's responsibilities.

Discretionary bonuses for fund managers are determined by a number of factors. At a macro level the total amount available to spend is a function of the compensation to revenue ratio achieved by Schroders globally. Schroders then assesses the performance of the division and of the team to determine the share of the aggregate bonus pool that is spent in each area. This focus on "team" maintains consistency and minimizes internal competition that may be detrimental to the interests of our clients. For individual fund managers, Schroders assesses the performance of their funds relative to competitors and to the relevant benchmarks over one- and three-year periods, the level of funds under management, and the level of performance fees generated. Schroders also reviews "softer" factors such as leadership, contribution to other parts of the business, and adherence to our corporate values of excellence, integrity, teamwork, passion, and innovation.

A manager's bonus is paid in combination of cash and Schroders plc stock, as determined by Schroders. This stock vests over a period of three years and ensures that the interests of the employee are aligned with those of the shareholder, and that key employees have an increasing incentive to remain with Schroders as their store of unvested awards grows over time.

VAN KAMPEN ASSET MANAGEMENT: Portfolio managers receive a combination of base compensation and discretionary compensation, comprising a cash bonus and several deferred compensation programs described below. The methodology used to determine portfolio manager compensation is applied across all accounts managed by the portfolio manager.

BASE SALARY COMPENSATION. Generally, portfolio managers receive base salary compensation based on the level of their position with Van Kampen.

DISCRETIONARY COMPENSATION. In addition to base compensation, portfolio managers may receive discretionary compensation.

Discretionary compensation can include:
o   CASH BONUS;
o MORGAN STANLEY'S EQUITY INCENTIVE COMPENSATION PROGRAM (EICP) AWARDS -- a mandatory program that defers a portion of discretionary year-end compensation into restricted stock units or other awards based on Morgan Stanley common stock that are subject to vesting and other conditions;
o INVESTMENT MANAGEMENT DEFERRED COMPENSATION PLAN (IMDCP) AWARDS -- a mandatory program that defers a portion of discretionary year-end compensation and notionally invests it in designated funds advised by Van Kampen or its affiliates. The award is subject to vesting and other conditions. Portfolio managers must notionally invest a minimum of 25% to a maximum of 75% of the IMDCP deferral into a combination of the designated funds they manage that are included in the IMDCP fund menu, which may or may not include the Fund;
o VOLUNTARY DEFERRED COMPENSATION PLANS -- voluntary programs that permit certain employees to elect to defer a portion of their discretionary year-end compensation and directly or notionally invest the deferred amount:
    (1) across a range of designated investment funds, including funds advised by the Adviser or its affiliates; and/or (2) in Morgan Stanley stock units.

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Several factors determine discretionary compensation, which can vary by portfolio management team and circumstances. In order of relative importance, these factors include:

o Investment performance. A portfolio manager's compensation is linked to the pre-tax investment performance of the funds/accounts managed by the portfolio manager. Investment performance is calculated for one-, three- and five-year periods measured against an appropriate securities market index (or indices) for the funds/accounts managed by the portfolio manager. Other funds/accounts managed by the same portfolio manager may be measured against this same index and same rankings or ratings, if appropriate, or against other indices and other rankings or ratings that are deemed more appropriate given the size and/or style of such funds/accounts as set forth in such funds'/accounts' disclosure materials and guidelines. The assets managed by the portfolio managers in funds, pooled investment vehicles and other accounts are described in "Other Accounts Managed by the Portfolio Managers" above.. Generally, the greatest weight is placed on the three- and five-year periods.
o Revenues generated by the investment companies, pooled investment vehicles and other accounts managed by the portfolio manager.
o   Contribution to the business objectives of the Investment Adviser.
o   The dollar amount of assets managed by the portfolio manager.
o   Market compensation survey research by independent third parties.
o   Other qualitative factors, such as contributions to client objectives.
o Performance of Morgan Stanley and Morgan Stanley Investment Management, and the overall performance of the Global Investor Group, a department within Morgan Stanley Investment Management that includes all investment professionals.

PORTFOLIO MANAGER OWNERSHIP OF SECURITIES IN THE FUNDS
At December 31, 2006, none of the Portfolio Managers for any of the Funds beneficially owned shares of any Fund.

AFFILIATED PERSONS The following table
lists persons who are affiliated with the Trust and who are also affiliated persons of the Manager.


     -------------------------------------- ---------------------------------------- --------------------------------
                     NAME                             POSITION WITH TRUST                 POSITION WITH ADVISER
     -------------------------------------- ---------------------------------------- --------------------------------
     -------------------------------------- ---------------------------------------- --------------------------------
     Jeffrey Kletti                         Trustee; President                       Director; President
     -------------------------------------- ---------------------------------------- --------------------------------
     -------------------------------------- ---------------------------------------- --------------------------------
     Frank C. Tonnemaker                    Trustee                                  Director; Vice President
     -------------------------------------- ---------------------------------------- --------------------------------



PORTFOLIO TRANSACTIONS
Purchases and sales of portfolio securities which are debt securities usually are principal transactions in which portfolio securities are normally purchased directly from the issuer or from an underwriter or market maker for the securities. Purchases from underwriters of portfolio securities generally include a commission or concession paid by the issuer to the underwriter, and purchases from dealers serving as market makers may include the spread between the bid and asked prices. Transactions on stock exchanges involve the payment of negotiated brokerage commissions. Transactions in the over-the-counter market are generally principal transactions with dealers. With respect to the over-the-counter market, the Trust, where possible will deal directly with the dealers who make a market in the securities involved except under those circumstances where better price and execution are available elsewhere.

In distributing brokerage business arising out of the placement of orders for the purchase and sale of securities for any Fund, the objective of the Fund's Manager or Subadviser is to obtain the best overall terms. Allocation of transactions, including their frequency, to various brokers and dealers is determined by the Manager or Subadviser, in its best judgment and in the manner deemed fair and reasonable to shareholders. The primary consideration is prompt execution of orders in an effective manner at the most favorable price. Subject to this consideration, brokers and dealers who provide supplemental investment research to the Manager or Subadviser may receive orders for transactions on behalf of the Trust. The types of research services the Manager or Subadviser receives include economic analysis and forecasts, financial market analysis and forecasts, industry and company specific analysis, performance monitoring, interest rate forecasts, arbitrage relative valuation analysis of various debt securities, analyses of U.S. Treasury securities, research-dedicated computer hardware and software and related consulting services and other services that assist in the investment decision-making process. Research services are received primarily in the form of written reports, computer-generated services, telephone contacts and personal meetings with security analysts. Research services may also be provided in the form of meetings arranged with corporate and industry


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     The Allianz Variable Insurance Products Trust - SAI - May 1, 2007
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spokespersons or may be generated by third parties but are provided to the Manager or Subadvisers by, or through, broker-dealers. Research so received is in addition to and not in lieu of services required to be performed by the Manager or Subadviser and does not reduce the fees payable to such adviser by the Trust. Such information may be useful to the Manager or Subadviser in serving both the Trust and other clients and, conversely supplemental information obtained by the placement of business of other clients may be useful to the Manager or Subadviser in carrying out its obligations to the Trust. The Manager and Subadvisers also may consider sales of shares of the Trust as a factor in the selection of broker-dealers to execute portfolio transactions for the Trust. The selection of a particular broker or dealer based on such considerations will not affect the price per share that would be paid by a shareholder for shares of a Fund, nor will it affect the amount a Fund would receive for any sale of Fund shares.

Consistent with achieving best execution, a Fund may participate in so-called "commission recapture" programs, under which brokers or dealers used by the Fund remit a portion of brokerage commissions to the particular Fund from which they were generated. Subject to oversight by the Fund's Board of Directors, either the Fund's Manager or Subadviser, is responsible for the selection of brokers or dealers and for ensuring that a Fund receives best execution in connection with its portfolio brokerage transactions. Participation in such programs may have the effect of reducing overall expenses and increasing overall returns for certain Funds


While the Manager or Subadviser generally seeks competitive commissions, the Trust may not necessarily pay the lowest commission available on each brokerage transaction for the reasons discussed above. Thus, a Fund may pay a higher brokerage commission in connection with a given portfolio transaction than it would have paid another broker for the same transaction in recognition of the value of brokerage or research services provided by the executing broker. The total brokerage commissions paid by each Fund for the last 3 fiscal years are listed in the following table (with the exception of NACM International Fund, Schroder International Small Cap Fund, S&P 500 Index Fund, Small Cap Stock Index Fund, TargetPLUS Balanced Fund, TargetPLUS Growth Fund, and TargetPLUS Moderate Fund which commenced operations after December 31, 2006).


[TABLE TO BE UPDATED UPON AMENDMENT]

FUND                                            TOTAL BROKERAGE           TOTAL BROKERAGE           TOTAL BROKERAGE
                                            COMMISSION PAID FOR THE   COMMISSION PAID FOR THE   COMMISSION PAID FOR THE
                                               FISCAL YEAR ENDED         FISCAL YEAR ENDED         FISCAL YEAR ENDED
                                               DECEMBER 31, 2006         DECEMBER 31, 2005         DECEMBER 31, 2004
--------------------------------------------------------------------------------------------------------------------------
AIM Basic Value Fund                                                      $  61,367.11          $      79,305.57
AIM International Equity Fund                                               229,446.50                 91,427.35
Columbia Technology Fund                                                    212,759.44                276,654.60
Davis NY Venture Fund                                                       110,862.07                145,351.24
Dreyfus Founders Equity Growth Fund                                         267,576.76                271,435.21
Dreyfus Premier Small Cap Value Fund                                        186,666.33                 84,334.56
Franklin Small Cap Value Fund                                               252,225.29                        NA
Jennison 20/20 Focus Fund                                                   139,917.00                        NA
Jennison Growth Fund                                                         26,642.30                        NA
LM Growth Fund                                                               86,276.55                        NA
LM Value Fund                                                               217,102.53                 91,815.51
LMP Large Cap Growth Fund                                                   178,911.52                        NA
LMP Small Cap Growth Fund                                                   117,959.88                        NA
Money Market Fund                                                                 0.00                      0.00
Neuberger Berman Regency Fund                                                       NA                        NA
OCC Opportunity Fund                                                        911,459.34                846,261.54
OCC Renaissance Fund                                                      1,490,971.21                680,873.20
OCC Value Fund                                                              576,825.55                218,824.01
Oppenheimer Developing Markets Fund                                                 NA                        NA
Oppenheimer Global Fund                                                     115,923.69                 58,802.08
Oppenheimer International Growth Fund                                        64,584.87                 52,599.57
Oppenheimer Main Street Fund                                                168,886.05                 62,140.51
PIMCO Total Return Fund                                                             NA                        NA
VK Aggressive Growth Fund                                                   312,562.74                284,858.56
VK Comstock Fund                                                            354,614.59                305,043.60
VK Equity and Income Fund                                                    84,280.99                 50,126.01


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VK Global Franchise Fund                                                     95,589.82                 36,937.93
VK Global Real Estate Fund                                                          NA                        NA
VK Growth and Income Fund                                                   229,854.67                238,291.76
VK Mid Cap Growth Fund                                                      282,484.50                206,574.84
VK Strategic Growth Fund                                                    317,436.54                503,209.03

Brokerage commissions paid by a Fund may vary significantly from year to year as a result of a variety of factors, including changing asset levels through the year, changes in portfolio turnover rates, varying market conditions, and changes in investment strategies and processes.
--------------------------------------------------------------------------------

AFFILIATED BROKERS
The following table lists the amount of brokerage commissions paid during the last three years to any broker that is affiliated with the Trust, the Manager, the Adviser or any Subadviser. All of the brokers listed are affiliates of the Manager.

[TABLE TO BE UPDATED UPON AMENDMENT]

 --------------------------------- -------------------------- -------------------------- ----------------------------
                                    AGGREGATE DOLLAR AMOUNT    AGGREGATE DOLLAR AMOUNT   AGGREGATE DOLLAR AMOUNT OF
                                   OF BROKERAGE COMMISSIONS   OF BROKERAGE COMMISSIONS   BROKERAGE COMMISSIONS PAID
                                   PAID FOR THE FISCAL YEAR   PAID FOR THE FISCAL YEAR    FOR THE FISCAL YEAR ENDED
 NAME OF AFFILIATED BROKER          ENDED DECEMBER 31, 2006    ENDED DECEMBER 31, 2005        DECEMBER 31, 2004
 --------------------------------- -------------------------- -------------------------- ----------------------------
 --------------------------------- -------------------------- -------------------------- ----------------------------
 Dresdner Kleinwort Wasserstein                                       $8,867.03                     $0.00
 LLC
 (part of Dresdner Bank AG)
 --------------------------------- -------------------------- -------------------------- ----------------------------
 --------------------------------- -------------------------- -------------------------- ----------------------------
 Dresdner Kleinwort Benson                                               $0.00                     $1,984.62
 (part of Dresdner Bank AG)
 --------------------------------- -------------------------- -------------------------- ----------------------------
 --------------------------------- -------------------------- -------------------------- ----------------------------
 [Credit Lyonnais SA]                                                    $0.00                       $0.00
 --------------------------------- -------------------------- -------------------------- ----------------------------
 --------------------------------- -------------------------- -------------------------- ----------------------------
 [Dresdner Kleinwort Wasserstein
 Securities LLC
 --------------------------------- -------------------------- -------------------------- ----------------------------
 --------------------------------- -------------------------- -------------------------- ----------------------------
 [OCC Distributors, LLC]
 --------------------------------- -------------------------- -------------------------- ----------------------------
 --------------------------------- -------------------------- -------------------------- ----------------------------
 [PA Distributors LLC]
 --------------------------------- -------------------------- -------------------------- ----------------------------
 --------------------------------- -------------------------- -------------------------- ----------------------------
 [RCM Distributors LLC]
 --------------------------------- -------------------------- -------------------------- ----------------------------
 --------------------------------- -------------------------- -------------------------- ----------------------------
 [Questar Capital Corporation]
 --------------------------------- -------------------------- -------------------------- ----------------------------

The following table shows the percentage of aggregate brokerage commissions paid to the affiliated broker and the percentage of the aggregate dollar amount of transactions involving the payment of commissions effected through the affiliated broker during the fiscal year ended December 31, 2006.

[TABLE TO BE UPDATED UPON AMENDMENT]

---------------------------------------- ------------------------------------ ---------------------------------------
NAME OF AFFILIATED BROKER                 PERCENTAGE OF AGGREGATE BROKERAGE   PERCENTAGE OF AGGREGATE DOLLAR AMOUNT
                                                                               OF TRANSACTIONS INVOLVING THE PAYOUT
                                          COMMISSIONS PAID FOR FISCAL YEAR      OF COMMISSIONS FOR THE FISCAL YEAR
                                               ENDED DECEMBER 31, 2006               ENDED DECEMBER 31, 2006
---------------------------------------- ------------------------------------ ---------------------------------------
---------------------------------------- ------------------------------------ ---------------------------------------
Dresdner Kleinwort Wasserstein LLC                     [_____%]                              [_____%]
(part of Dresdner Bank AG)
---------------------------------------- ------------------------------------ ---------------------------------------
---------------------------------------- ------------------------------------ ---------------------------------------
[Dresdner Kleinwort Benson
(part of Dresdner Bank AG)]
---------------------------------------- ------------------------------------ ---------------------------------------
---------------------------------------- ------------------------------------ ---------------------------------------
[Credit Lyonnais SA]
---------------------------------------- ------------------------------------ ---------------------------------------
---------------------------------------- ------------------------------------ ---------------------------------------
[Dresdner Kleinwort Wasserstein
Securities LLC
---------------------------------------- ------------------------------------ ---------------------------------------
---------------------------------------- ------------------------------------ ---------------------------------------
[OCC Distributors, LLC]
---------------------------------------- ------------------------------------ ---------------------------------------
---------------------------------------- ------------------------------------ ---------------------------------------
[PA Distributors LLC]
---------------------------------------- ------------------------------------ ---------------------------------------
---------------------------------------- ------------------------------------ ---------------------------------------
[RCM Distributors LLC]
---------------------------------------- ------------------------------------ ---------------------------------------


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     The Allianz Variable Insurance Products Trust - SAI - May 1, 2007
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---------------------------------------- ------------------------------------ ---------------------------------------
[Questar Capital Corporation]
---------------------------------------- ------------------------------------ ---------------------------------------

Except as permitted by applicable rules under the 1940 Act, the Trust will not acquire portfolio securities issued by, make savings deposits in, or enter into repurchase or reverse repurchase agreements with the Manager or Subadviser or the Distributor, or their affiliates. Subject to the requirements of the 1940 Act and the oversight of the Board of Trustees, the Funds may borrow from the Manager or Subadviser for temporary or emergency purposes in order to meet unanticipated redemptions or to meet payment obligations when a portfolio transaction "fails" due to circumstances beyond a Fund's control.


At December 31, 2006, the Funds listed below held the following securities of issuers, each of which derived more than 15% of its gross revenues from the business of a broker, dealer, underwriter, or an investment adviser (with the exception of NACM International Fund, Schroder International Small Cap Fund, S&P 500 Index Fund, Small Cap Stock Index Fund, TargetPLUS Balanced Fund, TargetPLUS Growth Fund, and TargetPLUS Moderate Fund which commenced operations after December 31, 2006):


[TABLE TO BE UPDATED UPON AMENDMENT]


FUND                                                   NAME OF BROKER OR DEALER    APPROXIMATE AGGREGATE VALUE OF
                                                                                  ISSUER'S SECURITIES OWNED BY THE
                                                                                         FUND AT 12/31/2006
------------------------------------------------------- -------------------------- ----------------------------------
[Funds]                                                 [__________________]       [$___________________________]
------------------------------------------------------- -------------------------- ----------------------------------


Investment decisions for each Fund of the Trust are made independently from those made for the other Funds or any other portfolio investment company or account managed by the Manager or Subadviser. Any such other portfolio, investment company or account may also invest in the same securities as the Trust. When a purchase or sale of the same security is made at substantially the same time on behalf of a Fund and another Fund, portfolio, investment company or account, the transaction will be averaged as to price, and available investments will be allocated as to amount, in a manner which the Manager or Subadviser believes to be equitable to the Fund(s) and such other portfolio, investment company, or account. In some instances, this investment procedure may adversely affect the price paid or received by a Fund or the size of the position obtained by the Fund. To the extent permitted by law, the Manager or Subadviser may aggregate the securities to be sold or purchased for a Fund with those to be sold or purchased for other Funds or for other portfolios, investment companies, or accounts in order to obtain best execution. In making investment recommendations for the Trust, the Manager or Subadviser will not inquire or take into consideration whether an issuer of securities proposed for purchase or sale by the Trust is a customer of the Manager, its parent, affiliates, or a Subadviser and, in dealing with its customers, the Manager, its parent and affiliates or a Subadviser will not inquire or take into consideration whether securities of such customers are held by the Trust.

ADMINISTRATOR, TRANSFER AGENT AND FUND ACCOUNTANT
BISYS, whose principal location of business is 3435 Stelzer Road, Columbus, Ohio 43219, serves as the administrator (the "Administrator"), transfer agent (the "Transfer Agent") and fund accountant (the "Fund Accountant") to the Trust pursuant to an Amended and Restated Services Agreement dated November 1, 2006 (the "Services Agreement").

As Administrator, BISYS has agreed to maintain office facilities for the Trust; furnish statistical and research data, clerical and certain bookkeeping services and stationery and office supplies; prepare the periodic reports to the SEC on Form N-SAR and N-CSR or any comparable or replacement forms therefor; compile data for, prepare for execution by the Funds and file certain federal and state tax returns and required tax filings; prepare compliance filings pursuant to state securities laws with the advice of the Trust's counsel; keep and maintain the financial accounts and records of the Funds, including calculation of daily expense accruals; and generally assist in all aspects of the Trust's operations other than those performed by the Manager under the Investment Management Agreement, the Subadvisers under the Subadvisory Agreements, or by the Custodian under the Custody Agreement. Under the Services Agreement, the Administrator may delegate all or any part of its responsibilities thereunder.

As Transfer Agent, BISYS performs the following services in connection with each Fund's shareholders of record: maintains shareholder records; processes shareholder purchase and redemption orders; processes transfers and exchanges of


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shares of the Funds on the shareholder files and records; processes dividend payments and reinvestments; and assists in the mailing of shareholder reports and proxy solicitations.

As Fund Accountant, BISYS maintains the accounting books and records for the Funds, including journals containing an itemized daily record of all purchases and sales of portfolio securities, all receipts and disbursements of cash and all other debits and credits, general and auxiliary ledgers reflecting all asset, liability, reserve, capital, income and expense accounts, including interest accrued and interest received and other required separate ledger accounts; maintains a monthly trial balance of all ledger accounts; performs certain accounting services for the Funds, including calculation of the net asset value per share, calculation of the dividend and capital gain distributions, if any, and of yield, reconciliation of cash movements with Trust's custodian, affirmation to the Trust's custodian of all portfolio trades and cash settlements, verification and reconciliation with the Trust's custodian of all daily trade activities; provides certain reports; obtains dealer quotations, prices from a pricing service matrix prices, or where necessary, fair value pricing information or adjustment factors from independent fair value pricing sources on all portfolio securities in order to mark the portfolio to the market; and prepares an interim balance sheet, statement of income and expense, and statement of changes in net assets for the Funds.

Under the terms of the Services Agreement BISYS also provides a variety of compliance services utilized by the Chief Compliance Officer of the Trust.

BISYS receives a fee from each Fund for its services as Administrator, Transfer Agent and Fund Accountant and expenses assumed pursuant to the Services Agreement, aggregated and paid monthly, including (a) a minimum annual base fee of $1,250,000, (b) an asset-based fee, calculated daily and paid monthly, at the annual rate of 0.06% of the combined average daily net assets of the Funds from $550 million to $2 billion; 0.045% of the combined average daily net assets of the Funds from $2 billion to $3 billion; 0.03% of the combined average daily net assets of the Funds from $3 billion to $5 billion; and 0.01% of the combined average daily net assets of the Funds over $5 billion; and (c) a fee of either $5,000 or $7,500 per Fund (depending on the number of securities held by the Fund) for fair value support services. From time to time, BISYS may waive all or a portion of the administration fee payable to it by the Funds, either voluntarily or pursuant to applicable statutory expense limitations. In addition, BISYS receives an annual fee of $85,000 from the Trust for compliance services provided under the terms of the Services Agreement.


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For the fiscal year ended December 31, 2006, BISYS was entitled to receive and waived administration fees from the Funds as follows (with the exception of NACM International Fund, Schroder International Small Cap Fund, S&P 500 Index Fund, Small Cap Stock Index Fund, TargetPLUS Balanced Fund, TargetPLUS Growth Fund, and TargetPLUS Moderate Fund which commenced operations after December 31,
2006):


[TABLE TO BE UPDATED UPON AMENDMENT]

          FUND                          SERVICE FEES EARNED  SERVICE FEES WAIVED
          AIM Basic Value Fund                $__________          $_______
          AIM International Equity Fund
          Columbia Technology Fund
          Davis NY Venture Fund
          Dreyfus Founders Equity Growth Fund
          Dreyfus Premier Small Cap Value Fund
          Franklin Small Cap Value Fund
          Jennison 20/20 Focus Fund
          Jennison Growth Fund
          LM Growth Fund
          LM Value Fund
          LMP Large Cap Growth Fund
          LMP Small Cap Growth Fund
          Money Market Fund
          Neuberger Berman Regency Fund
          OCC Opportunity Fund
          OCC Renaissance Fund
          OCC Value Fund
          Oppenheimer Developing Markets Fund
          Oppenheimer Global Fund
          Oppenheimer International Growth Fund
          Oppenheimer Main Street Fund
          PIMCO Total Return Fund
          VK Aggressive Growth Fund
          VK Comstock Fund
          VK Equity and Income Fund
          VK Global Franchise Fund
          VK Global Real Estate Fund
          VK Growth and Income Fund
          VK Mid Cap Growth Fund
          VK Strategic Growth Fund

Currently, the Services Agreement renews for successive one-year terms unless terminated by either party not less than 60 days prior to the expiration of such term, provided that any such renewal is approved at least annually (i) by the Trust's Board of Trustees or by vote of a majority of the outstanding voting securities of the affected Fund and (ii) by vote of a majority of the Trustees who are not interested persons (as defined in the 1940 Act) of any party to the Services Agreement cast in person at a meeting called for such purpose. The Services Agreement is terminable for cause with respect to a particular Fund at any time on 60 days' written notice without penalty by vote of the Trustees, by vote of a majority of the outstanding shares of that Fund or by BISYS. The Services Agreement provides that BISYS shall not be liable for any error of judgment or mistake of law or any loss suffered by the Trust in connection with the matters to which the Services Agreement relates, except a loss from willful misfeasance, bad faith or negligence in the performance of its duties, or from the reckless disregard by BISYS of its obligations and duties thereunder.

DISTRIBUTOR
BISYS LP, whose principal location of business is 3435 Stelzer Road, Columbus, Ohio 43219, serves as distributor to the Trust pursuant to a Distribution Agreement dated as of December 15, 2005 (the "Distribution Agreement"). The Distribution Agreement provides that the Distributor will use appropriate efforts to solicit orders for the sale of the Funds' shares from bona fide


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investors and may enter into selling group agreements with responsible dealers and dealer managers as well as sell the Funds' shares to individual investors. The Distributor is not obligated to sell any specific amount of shares.

The Distribution Agreement was last approved by the Trust's Board of Trustee's (including a majority of such Trustee's who are not interested persons of the Trust or any party to such agreement within the meaning of the 1940 Act) on October 24, 2006. Unless otherwise terminated, the Distribution Agreement will continue in effect for successive one-year periods from the date of such Agreement if approved at least annually (i) by the Trust's Board of Trustees or by the vote of a majority of the outstanding shares of the Trust, and (ii) by the vote of a majority of the Trustees who are not parties to the Distribution Agreement or interested persons (as defined in the 1940 Act) of any party to the Distribution Agreement, cast in person at a meeting called for the purpose of voting on such approval. The Distribution Agreement is terminable at any time on 60 days' written notice without penalty by the Trustees, by a vote of a majority of the shareholders of the Trust, or by BISYS LP on 90 days' written notice. The Distribution Agreement will automatically terminate in the event of any assignment as defined in the 1940 Act.

DISTRIBUTION PLAN. A Distribution Plan (the "Plan") has been adopted by each of the Funds pursuant to Rule 12b-1 of the Act. Pursuant to the Plan, the Funds may pay directly or reimburse the Distributor monthly in amounts described in the Prospectus for costs and expenses of marketing the shares of the Funds.

The Plan provides for payments by each Fund to the Distributor at an annual rate not to exceed 0.25% of the Fund's average net assets.


For the fiscal year or period ended December 31, 2006, the following 12b-1 fees shown as earned and waived for the Funds (with the exception of NACM International Fund, Schroder International Small Cap Fund, S&P 500 Index Fund, Small Cap Stock Index Fund, TargetPLUS Balanced Fund, TargetPLUS Growth Fund, and TargetPLUS Moderate Fund which commenced operations after December 31, 2006) were:


[Table to be updated upon amendment]

             FUND                            12B-1 FEES EARNED 12B-1 FEES WAIVED
             AIM Basic Value Fund                $_________         $_____
             AIM International Equity Fund
             Columbia Technology Fund
             Davis NY Venture Fund
             Dreyfus Founders Equity Growth Fund
             Dreyfus Premier Small Cap Value Fund
             Franklin Small Cap Value Fund
             Jennison 20/20 Focus Fund
             Jennison Growth Fund
             LM Growth Fund
             LM Value Fund
             LMP Large Cap Growth Fund
             LMP Small Cap Growth Fund
             Money Market Fund
             Neuberger Berman Regency Fund
             OCC Opportunity Fund
             OCC Renaissance Fund
             OCC Value Fund
             Oppenheimer Developing Markets Fund
             Oppenheimer Global Fund
             Oppenheimer International Growth Fund
             Oppenheimer Main Street Fund
             PIMCO Total Return Fund
             VK Aggressive Growth Fund
             VK Comstock Fund
             VK Equity and Income Fund


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             VK Global Franchise Fund
             VK Global Real Estate Fund
             VK Growth and Income Fund
             VK Mid Cap Growth Fund
             VK Strategic Growth Fund

Under each Plan, each Fund pays the Distributor and other securities dealers and other financial institutions and organizations for certain distribution activities. The above amounts represent payments to securities dealers and other financial institutions and organizations for certain distribution services. Amounts received by the Distributor may, additionally, subject to each Plan's maximums, be used to cover certain other costs and expenses related to the distribution of Fund shares and provision of service to Fund shareholders, including: (a) advertising by radio, television, newspapers, magazines, brochures, sales literature, direct mail or any other form of advertising; (b) expenses of sales employees or agents of the Distributor, including salary, commissions, travel and related expenses; (c) costs of printing prospectuses and other materials to be given or sent to prospective investors; and (d) such other similar services as the Trustees determine to be reasonably calculated to result in the sale of shares of the Funds. Each Fund will pay all costs and expenses in connection with the preparation, printing and distribution of the Prospectus to current shareholders and the operation of its Plan(s), including related legal and accounting fees. A Fund will not be liable for distribution expenditures made by the Distributor in any given year in excess of the maximum amount payable under a Plan for that Fund in that year.

The Plan provides that it may not be amended to increase materially the costs which the Funds may bear pursuant to the Plan without shareholder approval and that other material amendments to the Plan must be approved by the Board of Trustees, and by the Trustees who are neither "interested persons" (as defined in the 1940 Act) of the Trust nor have any direct or indirect financial interest in the operation of the particular Plan or any related agreement, by vote cast in person at a meeting called for the purpose of considering such amendments. The selection and nomination of the Trustees have been committed to the discretion of the Trustees who are not "interested persons" of the Trust. The continuance of the Plan is subject to similar annual approval by the Trustees and the Plan Trustees. The Plan's continuance was most recently approved by the Board of Trustees on October 24, 2006.

Each Plan is terminable at any time by a vote of a majority of the Plan Trustees or by vote of the holders of a majority of the shares of the Fund. The Board of Trustees has concluded that there is a reasonable likelihood that the Plan will benefit the Funds and their shareholders.


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The Plan was initially approved by the Board of Trustees, as described above, for each Fund on the dates shown in the table below:


FUND                                                   DATE
--------------------------------------------------------------------------------
AIM Basic Value Fund                          February 27, 2002
AIM International Equity Fund                 February 27, 2002
Columbia Technology Fund                      September 6, 2001
Davis NY Venture Fund                         September 6, 2001
Dreyfus Founders Equity Growth Fund           September 6, 2001
Dreyfus Premier Small Cap Value Fund          February 27, 2004
Franklin Small Cap Value Fund                 March 1, 2003
Jennison 20/20 Focus Fund                     February 25, 2005
Jennison Growth Fund                          February 25, 2005
LM Growth Fund                                February 27, 2002
LM Value Fund                                 April 11, 2001
LMP Large Cap Growth Fund                     February 27, 2002
LMP Small Cap Growth Fund                     February 25, 2005
Money Market Fund                             October 6, 1999*
NACM International Fund                       [to be updated upon amendment]
Neuberger Berman Regency Fund                 February 25, 2006
OCC Opportunity Fund                          February 27, 2002
OCC Renaissance Fund                          September 6, 2001
OCC Value Fund                                September 6, 2001
Oppenheimer Developing Markets Fund           February 25, 2006
Oppenheimer Global Fund                       February 27, 2004
Oppenheimer International Growth Fund         September 6, 2001
Oppenheimer Main Street Fund                  February 27, 2004
PIMCO Total Return Fund                       February 25, 2006
Schroder International Small Cap Fund         [to be updated upon amendment]
S&P 500 Index Fund                            [to be updated upon amendment]
Small Cap Index Fund                          [to be updated upon amendment]
Target Double Play Fund                       November 29, 2006
TargetPLUS Balanced Fund                      [to be updated upon amendment]
TargetPLUS Equity Fund                        November 29, 2006
TargetPLUS Growth Fund                        [to be updated upon amendment]
TargetPLUS Moderate Fund                      [to be updated upon amendment]
VK Aggressive Growth Fund                     April 11, 2001
VK Comstock Fund                              April 11, 2001
VK Equity and Income Fund                     February 27, 2004
VK Global Franchise Fund                      March 1, 2003
VK Global Real Estate Fund                    February 25, 2006
VK Growth and Income Fund                     April 11, 2001
VK Mid Cap Growth Fund                        April 11, 2001
VK Strategic Growth Fund                      April 11, 2001


* Approved by the sole shareholder of each class of shares of each of the Fund on October 26, 1999.

CUSTODIAN
The Northern Trust Company, 50 South LaSalle Street, Chicago, IL 60675, serves as Custodian to the Trust pursuant to the Custody Agreement dated May 31, 2001 (the "Custody Agreement"). The Custodian's responsibilities include safeguarding and controlling the Funds' cash and securities, handling the receipt and delivery of securities, and collecting interest and dividends on the Funds' investments.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
KPMG LLP ("KPMG"), 191 West Nationwide Boulevard, Suite 500, Columbus, OH 43215, is the independent registered public accounting firm for the Trust. KPMG provides financial auditing services as well as certain tax return preparation services for the Trust.

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LEGAL COUNSEL
Dorsey & Whitney LLP, 50 South Sixth Street, Suite 1500, Minneapolis MN 55402, is the legal counsel to the Trust. Wilmer Cutler Pickering Hale & Dorr LLP, 2445 M Street, N.W., Washington DC 20037, is legal counsel to the Independent Trustees.

CODES OF ETHICS
Federal law requires the Trust, its investment advisers and its principal underwriter to adopt codes of ethics which govern the personal securities transactions of their respective personnel. Accordingly, each such entity has adopted a code of ethics pursuant to which their respective personnel may invest in securities for their personal accounts (including securities that may be purchased or held by the Trust). Each code of ethics is included as an exhibit to the Trust's registration statement which is on file with, and available from, the Securities and Exchange Commission. Each Code has been adopted pursuant to Rule 17j-1.

LICENSING ARRANGEMENTS
In order to use the names of certain companies and their products or services in the strategies used to manage them, the AZL First Trust Target Double Play Fund and AZL TargetPLUS Equity Fund rely on licenses granted to First Trust.

"The DowSM," "Dow Jones Industrial AverageSM," "DJIASM," and "Dow Jones Select Dividend IndexSM" are service marks of Dow Jones & Company, Inc. (Dow Jones) and have been licensed for use for certain purposes by First Trust Advisors L.P. and Allianz Life Advisers, LLC. Dow Jones does not sponsor, endorse, sell, or promote either the AZL Target Double Play Fund, the AZL TargetPLUS Equity Fund, or the DowSM Target Dividend Strategy. Dow Jones makes no representation regarding the advisability of investing in such products.

Neither the AZL First Trust Target Double Play Fund nor the AZL TargetPLUS Equity Fund is sponsored, endorsed, sold, or promoted by Dow Jones. Dow Jones makes no representation or warranty, express or implied, to the owners of the AZL Target Double Play Fund, AZL TargetPLUS Equity Fund or any member of the public regarding the advisability of purchasing the AZL First Trust Target Double Play Fund or AZL TargetPLUS Equity Fund. Dow Jones' only relationship to First Trust and Allianz Life Advisers, LLC is the licensing of certain copyrights, trademarks, servicemarks, and service names of Dow Jones. Dow Jones has no obligation to take the needs of First Trust, Allianz Life Advisers, LLC, or the owners of the AZL First Trust Target Double Play Fund or AZL TargetPLUS Equity Fund into consideration in determining, composing or calculating the Dow Jones Industrial AverageSM. Dow Jones is not responsible for and has not participated in the determination of the terms and conditions of the AZL First Trust Target Double Play Fund or AZL TargetPLUS Equity Fund to be issued, including the pricing or the amount payable under the policy. Dow Jones has no obligation or liability in connection with the administration or marketing of the AZL First Trust Target Double Play Fund or AZL TargetPLUS Equity Fund.

DOW JONES DOES NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE DOW JONES INDUSTRIAL AVERAGESM OR ANY DATA INCLUDED THEREIN AND DOW JONES SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS, OR INTERRUPTIONS THEREIN. DOW JONES MAKES NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY FIRST TRUST, ALLIANZ LIFE ADVISERS, LLC, OWNERS OF THE AZL FIRST TRUST TARGET DOUBLE PLAY FUND AND AZL TARGETPLUS EQUITY FUND, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE DOW JONES INDUSTRIAL AVERAGESM OR ANY DATA INCLUDED THEREIN. DOW JONES MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE DOW JONES INDUSTRIAL AVERAGESM OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL DOW JONES HAVE ANY LIABILITY FOR ANY LOST PROFITS, OR INDIRECT, PUNITIVE, SPECIAL, OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES. THERE ARE NO THIRD PARTY BENEFICIARIES OF ANY AGREEMENTS OR ARRANGEMENTS BETWEEN DOW JONES AND FIRST TRUST OR ALLIANZ LIFE ADVISERS, LLC.

"Value Line," "The Value Line Investment Survey," and "Value Line Timeliness Ranking System" are registered trademarks of Value Line, Inc. or Value Line Publishing, Inc. that have been licensed to First Trust Advisors L.P. The AZL First Trust Target Double Play Fund and the AZL TargetPLUS Equity Fund are not sponsored, recommended, sold or promoted by Value Line Publishing, Inc., Value Line, Inc. or Value Line Securities, Inc. ("Value Line"). Value Line makes no representation regarding the advisability of investing in the AZL First Trust


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Target Double Play Fund or the AZL TargetPLUS Equity Fund. First Trust Advisors L.P., Allianz Life Advisers, LLC, and Allianz Life Insurance Company of North America are not affiliated with any Value Line Company.

Value Line Publishing, Inc.'s ("VLPI") only relationship to First Trust is VLPI's licensing to First Trust of certain VLPI trademarks and trade names and the Value Line Timeliness Ranking System (the "System") which is composed by VLPI without regard to First Trust, the AZL Target Double Play Fund, AZL TargetPLUS Equity Fund, or any investor. VLPI has no obligation to take the needs of First Trust or any investor in the AZL First Trust Target Double Play Fund or AZL TargetPLUS Equity Fund into consideration in composing the System. The results of the AZL First Trust Target Double Play Fund and AZL TargetPLUS Equity Fund may differ from the hypothetical or published results of the Value Line Timeliness Ranking System. VLPI is not responsible for and has not participated in the determination of the prices and composition of the AZL First Trust Target Double Play Fund or AZL TargetPLUS Equity Fund or the timing of the issuance for sale of the AZL First Trust Target Double Play Fund or AZL TargetPLUS Equity Fund or in the calculation of the equations by which the AZL First Trust Target Double Play Fund and AZL TargetPLUS Equity Fund are to be converted into cash. VLPI MAKES NO WARRANTY CONCERNING THE SYSTEM, EXPRESS OR IMPLIED, INCLUDING, BUT NOT LIMITED TO, ANY IMPLIED WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR ANY IMPLIED WARRANTIES ARISING FROM USAGE OF TRADE, COURSE OF DEALING, OR COURSE OF PERFORMANCE, AND VLPI MAKES NO WARRANTY AS TO THE POTENTIAL PROFITS OR ANY OTHER BENEFITS THAT MAY BE ACHIEVED BY USING THE SYSTEM OR ANY INFORMATION OR MATERIALS GENERATED THEREFROM. VLPI DOES NOT WARRANT THAT THE SYSTEM WILL MEET ANY REQUIREMENTS OR THAT IT WILL BE ACCURATE OR ERROR-FREE. VLPI ALSO DOES NOT GUARANTEE ANY USES, INFORMATION, DATA, OR OTHER RESULTS GENERATED FROM THE SYSTEM. VLPI HAS NO OBLIGATION OR LIABILITY (I) IN CONNECTION WITH THE ADMINISTRATION, MARKETING, OR TRADING OF THE AZL FIRST TRUST TARGET DOUBLE PLAY FUND OR AZL TARGETPLUS EQUITY FUND; OR (II) FOR ANY LOSS, DAMAGE, COST, OR EXPENSE SUFFERED OR INCURRED BY ANY INVESTOR OR OTHER PERSON OR ENTITY IN CONNECTION WITH THE AZL FIRST TRUST TARGET DOUBLE PLAY FUND OR AZL TARGETPLUS EQUITY FUND, AND IN NO EVENT SHALL VLPI BE LIABLE FOR ANY LOST PROFITS OR OTHER CONSEQUENTIAL, SPECIAL, PUNITIVE, INCIDENTAL, INDIRECT, OR EXEMPLARY DAMAGES IN CONNECTION WITH THE AZL FIRST TRUST TARGET DOUBLE PLAY FUND OR AZL TARGETPLUS EQUITY FUND.

"NYSE(R)" is a registered trademark of, and "NYSE international 100 IndexSM" is a service mark of, the NYSE Group, Inc. and have been licensed for use for certain purposes by First Trust. The AZL TargetPLUS Equity Fund's strategy, based in part on the NYSE International 100 IndexSM, is not sponsored, endorsed, sold or promoted by NYSE Group, Inc. and NYSE Group, Inc. makes no representation regarding the advisability of investing in the AZL TargetPLUS Equity Fund. NYSE Group, Inc. has no relationship to First Trust or Allianz Life Advisers, LLC, other than the licensing of the NYSE International 100 Index (the "Index") and its service marks for use in connection the AZL TargetPLUS Equity Fund.

NYSE GROUP, INC. DOES NOT:
o Sponsor, endorse, sell, or promote the AZL TargetPLUS Equity Fund.
o Recommend that any person invest in the AZL TargetPLUS Equity Fund or any other securities.
o Have any responsibility or liability for, or make any decisions about, the timing, amount, or pricing of the AZL TargetPLUS Equity Fund.
o Have any responsibility or liability for the administration, management, or marketing of the AZL TargetPLUS Equity Fund.
o Consider the needs of the AZL TargetPLUS Equity Fund or the owners of the AZL TargetPLUS Equity Fund in determining, composing, or calculating the Index or have any obligation to do so.


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--------------------------------------------------------------------------------

NYSE GROUP, INC. WILL NOT HAVE ANY LIABILITY IN CONNECTION WITH THE AZL TARGETPLUS EQUITY FUND. SPECIFICALLY,
O NYSE GROUP, INC. DOES NOT MAKE ANY WARRANTY, EXPRESS OR IMPLIED, AND
  NYSE GROUP, INC. DISCLAIMS ANY WARRANTY ABOUT:
    O THE RESULTS TO BE OBTAINED BY THE AZL TARGETPLUS EQUITY FUND, THE OWNER
      OF THE AZL TARGETPLUS EQUITY FUND, OR ANY OTHER PERSON IN CONNECTION
      WITH THE USE OF THE INDEX AND THE DATA INCLUDED IN THE INDEX;
    O THE ACCURACY OR COMPLETENESS OF THE INDEX AND ITS DATA;
    O THE MERCHANTABILITY AND THE FITNESS FOR A PARTICULAR PURPOSE OR USE OF THE
      INDEX AND ITS DATA;
O NYSE GROUP, INC. WILL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS, OR
  INTERRUPTIONS IN THE INDEX OR ITS DATA;
O UNDER NO CIRCUMSTANCES WILL NYSE GROUP, INC. OR ANY OF ITS AFFILIATES BE
  LIABLE FOR ANY LOST PROFITS OR INDIRECT,PUNITIVE, SPECIAL, OR CONSEQUENTIAL DAMAGES OR LOSSES, EVEN IF NYSE GROUP, INC. KNOWS THAT THEY MIGHT OCCUR.

THE LICENSING AGREEMENT THAT PERMITS THE TRUST TO USE THE FOREGOING TRADEMARKS AND SERVICEMARKS IN CONNECTION WITH THE AZL TARGETPLUS EQUITY FUND IS BETWEEN FIRST TRUST AND NYSE GROUP, INC., AND IS SOLELY FOR THEIR BENEFIT AND NOT FOR THE BENEFIT OF THE OWNERS OF THE AZL TARGETPLUS EQUITY FUND OR ANY OTHER THIRD PARTIES.
--------------------------------------------------------------------------------

The publishers of the DJIA, the Dow Jones Select Dividend IndexSM, the FT30 Index, the Hang Seng Index, and the NYSE International 100 Index are not affiliated with First Trust Advisors L.P., Allianz Life Advisers, LLC, or Allianz Life Insurance Company of North America and have not participated in creating the AZL First Trust Target Double Play Fund or AZL TargetPLUS Equity Fund, the strategies used to manage the AZL First Trust Target Double Play Fund or AZL TargetPLUS Equity Fund, or the selection of securities for the AZL First Trust Target Double Play Fund or AZL TargetPLUS Equity Fund. Except as otherwise noted, none of the index publishers have approved any of the information in the prospectus.


-------------------------------------------------------------------------------
                             ADDITIONAL INFORMATION
DESCRIPTION OF SHARES
The Trust is a Delaware business trust organized on July 13, 1999. The Declaration of Trust authorizes the issuance of an unlimited number of shares of beneficial interest of series and classes of shares. The shares are offered on a continuous basis. Pursuant to such authority, the Board of Trustees has established 40 series, each previously named and defined collectively as the "Funds". Each share of each Fund represents an equal proportionate interest with each other share of that series. Upon liquidation, shares are entitled to a pro rata share of the Trust based on the relative net assets of each series. Shareholders have no preemptive or conversion rights. Shares are redeemable and transferable. No commissions are paid for distributing the Funds' shares.

Under the terms of the Declaration of Trust, the Trust is not required to hold annual shareholder meetings. Shareholder meetings for the purpose of electing Trustees will be heldwhen required by law, when or at such time as less than a majority of Trustees holding office have been elected by shareholders, or at such other time as the Trustees then in office deem it appropriate to call a shareholders' meeting for the election of Trustees. At meetings of shareholders, each share is entitled to one vote for each dollar of net asset value applicable to such share. Shares have non-cumulative voting rights, which means that the holders of more than 50% of the votes applicable to shares voting for the election of Trustees can elect all of the Trustees to be elected at a meeting. The rights of shareholders cannot be modified other than by a vote of the majority of the outstanding shares.

The Declaration of Trust provides that a Trustee will not be liable for errors of judgment or mistakes of fact or law, but nothing in the Declaration of Trust protects a Trustee against any liability to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of his duties involved in the conduct of his office.

In addition to the 40 separate investment portfolios, the Trust previously offered five additional funds which ceased as an investment option effective May 1, 2002. These funds, the USAZ Strategic Growth Fund, the AZOA Global Opportunities Fund, the AZOA Growth Fund, the AZOA Diversified Assets Fund and the AZOA Fixed Income Fund were merged into four existing USAZ and PIMCO funds on November 15, 2002. The merger was approved by shareholders under a business combination filing with the SEC.

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Certain VIP Funds have been renamed since their inception. The following table includes each VIP Fund's date of inception and any previous names:


------------------------------------- ---------- ------------------------- --------- --------------------------- ---------
------------------------------------  FUND       PREVIOUS NAME              DATES    PREVIOUS NAME                DATES
INVESTMENT OPTIONS                    INCEPTION
------------------------------------- ---------- ------------------------- --------- --------------------------- ---------
------------------------------------- ---------- ------------------------- --------- --------------------------- ---------
AZL AIM Basic Value Fund               5/1/02
------------------------------------- ---------- ------------------------- --------- --------------------------- ---------
------------------------------------- ---------- ------------------------- --------- --------------------------- ---------
AZL AIM International Equity Fund      5/1/02
------------------------------------- ---------- ------------------------- --------- --------------------------- ---------
------------------------------------- ---------- ------------------------- --------- --------------------------- ---------
AZL Columbia Technology Fund           11/5/01   AZL Oppenheimer           12/8/03   USAZ AllianceBernstein      11/5/01
                                                 Emerging Technologies         to    Technology Fund                to
                                                 Fund                       7/6/06                               12/7/03
------------------------------------- ---------- ------------------------- --------- --------------------------- ---------
------------------------------------- ---------- ------------------------- --------- --------------------------- ---------
AZL Davis NY Venture Fund              11/5/01   USAZ AllianceBernstein    11/5/01
                                                 Growth and Income Fund       to
                                                                            3/7/04
------------------------------------- ---------- ------------------------- --------- --------------------------- ---------
------------------------------------- ---------- ------------------------- --------- --------------------------- ---------
AZL Dreyfus Founders Equity Growth     11/5/01   USAZ AllianceBernstein    11/5/01
Fund                                             Large Cap Growth Fund        to
                                                                            3/7/04
------------------------------------- ---------- ------------------------- --------- --------------------------- ---------
------------------------------------- ---------- ------------------------- --------- --------------------------- ---------
AZL Dreyfus Premier Small Cap Value    5/3/04
Fund
------------------------------------- ---------- ------------------------- --------- --------------------------- ---------
------------------------------------- ---------- ------------------------- --------- --------------------------- ---------
AZL Franklin Small Cap Value Fund      5/1/03    USAZ PIMCO NFJ Small       5/1/03
                                                 Cap Value Fund               to
                                                                            4/3/05
------------------------------------- ---------- ------------------------- --------- --------------------------- ---------
------------------------------------- ---------- ------------------------- --------- --------------------------- ---------
AZL Jennison 20/20 Focus Fund          4/29/05
------------------------------------- ---------- ------------------------- --------- --------------------------- ---------
------------------------------------- ---------- ------------------------- --------- --------------------------- ---------
AZL Jennison Growth Fund               4/29/05
------------------------------------- ---------- ------------------------- --------- --------------------------- ---------
------------------------------------- ---------- ------------------------- --------- --------------------------- ---------
AZL Legg Mason Growth Fund             5/1/02    USAZ AIM Dent             5/1/02
                                                 Demographic Trends Fund      to
                                                                            4/3/05
------------------------------------- ---------- ------------------------- --------- --------------------------- ---------
------------------------------------- ---------- ------------------------- --------- --------------------------- ---------
AZL Legg Mason Value Fund              5/5/01    USAZ PIMCO PEA Growth     5/1/03    USAZ PIMCO Growth and       5/5/01
                                                 and Income Fund             to      Income Fund                   to
                                                                           7/26/04                               4/30/03
------------------------------------- ---------- ------------------------- --------- --------------------------- ---------
------------------------------------- ---------- ------------------------- --------- --------------------------- ---------
AZL LMP Large Cap Growth Fund          5/1/02    AZL Salomon Brothers      4/4/05    USAZ AIM Blue Chip Fund     5/1/02
                                                 Large Cap Growth Fund     to                                    to
                                                                           11/6/06                               4/3/05
------------------------------------- ---------- ------------------------- --------- --------------------------- ---------
------------------------------------- ---------- ------------------------- --------- --------------------------- ---------
AZL LMP Small Cap Growth Fund          4/29/05   AZL Salomon Brothers      4/29/05
                                                 Small Cap Growth Fund     to
                                                                           11/6/06
------------------------------------- ---------- ------------------------- --------- --------------------------- ---------
------------------------------------- ---------- ------------------------- --------- --------------------------- ---------
AZL Money Market Fund                  2/1/00    AZOA Money Market Fund    11/5/01   USAllianz VIP Money         2/1/00
                                                                           to        Market Fund                 to
                                                                           4/30/02                               11/4/01
------------------------------------- ---------- ------------------------- --------- --------------------------- ---------
------------------------------------- ---------- ------------------------- --------- --------------------------- ---------
AZL NACM International Fund            5/1/07
------------------------------------- ---------- ------------------------- --------- --------------------------- ---------
------------------------------------- ---------- ------------------------- --------- --------------------------- ---------
AZL Neuberger Berman Regency Fund      5/1/06
------------------------------------- ---------- ------------------------- --------- --------------------------- ---------
------------------------------------- ---------- ------------------------- --------- --------------------------- ---------
AZL OCC Opportunity Fund               5/1/02    AZL Oppenheimer           5/1/02
                                                 Emerging Growth Fund      to
                                                                           8/27/06
------------------------------------- ---------- ------------------------- --------- --------------------------- ---------
------------------------------------- ---------- ------------------------- --------- --------------------------- ---------
AZL OCC Renaissance Fund               11/5/01   USAZ PEA Renaissance      5/1/03    USAZ PIMCO Renaissance      11/5/01
                                                 Fund                      to        Fund                        to
                                                                           9/15/05                               4/30/03
------------------------------------- ---------- ------------------------- --------- --------------------------- ---------
------------------------------------- ---------- ------------------------- --------- --------------------------- ---------
AZL OCC Value Fund                     11/5/01   USAZ PEA Value Fund       5/1/03    USAZ PIMCO Value Fund       11/5/01
                                                                           to                                    to
                                                                           9/15/05                               4/30/03
------------------------------------- ---------- ------------------------- --------- --------------------------- ---------
------------------------------------- ---------- ------------------------- --------- --------------------------- ---------
AZL Oppenheimer Developing Markets     5/1/06
Fund
------------------------------------- ---------- ------------------------- --------- --------------------------- ---------
------------------------------------- ---------- ------------------------- --------- --------------------------- ---------
AZL Oppenheimer Global Fund            5/3/04
------------------------------------- ---------- ------------------------- --------- --------------------------- ---------
------------------------------------- ---------- ------------------------- --------- --------------------------- ---------
AZL Oppenheimer International          11/5/01   USAZ Templeton            5/1/02    AZOA Global Opportunities   11/5/01
Growth Fund                                      Developed Markets Fund    to        Fund (merger)               to
                                                                           3/7/04                                4/30/02
------------------------------------- ---------- ------------------------- --------- --------------------------- ---------
------------------------------------- ---------- ------------------------- --------- --------------------------- ---------
AZL Oppenheimer Main Street Fund       5/3/04
------------------------------------- ---------- ------------------------- --------- --------------------------- ---------
------------------------------------- ---------- ------------------------- --------- --------------------------- ---------
AZL PIMCO Fundamental IndexPLUS        5/1/06
Total Return Fund
------------------------------------- ---------- ------------------------- --------- --------------------------- ---------
------------------------------------- ---------- ------------------------- --------- --------------------------- ---------
Schroder International Small Cap       5/1/07
Fund
------------------------------------- ---------- ------------------------- --------- --------------------------- ---------
------------------------------------- ---------- ------------------------- --------- --------------------------- ---------
S&P 500 Index Fund                     5/1/07
------------------------------------- ---------- ------------------------- --------- --------------------------- ---------
------------------------------------- ---------- ------------------------- --------- --------------------------- ---------
Small Cap Index Fund                   5/1/07
------------------------------------- ---------- ------------------------- --------- --------------------------- ---------
------------------------------------- ---------- ------------------------- --------- --------------------------- ---------
AZL Target Double Play Fund           12/27/06
------------------------------------- ---------- ------------------------- --------- --------------------------- ---------
------------------------------------- ---------- ------------------------- --------- --------------------------- ---------
AZL TargetPLUS Balanced Fund           5/1/07
------------------------------------- ---------- ------------------------- --------- --------------------------- ---------
------------------------------------- ---------- ------------------------- --------- --------------------------- ---------
AZL TargetPLUS Equity Fund            12/27/06
------------------------------------- ---------- ------------------------- --------- --------------------------- ---------



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------------------------------------- ---------- ------------------------- --------- --------------------------- ---------
AZL TargetPLUS Growth Fund             5/1/07
------------------------------------- ---------- ------------------------- --------- --------------------------- ---------
------------------------------------- ---------- ------------------------- --------- --------------------------- ---------
AZL TargetPLUS Moderate Fund           5/1/07
------------------------------------- ---------- ------------------------- --------- --------------------------- ---------
------------------------------------- ---------- ------------------------- --------- --------------------------- ---------
AZL Van Kampen Aggressive Growth       5/1/01    USAllianz Aggressive      5/1/01
Fund                                             Growth Fund               to
                                                                           11/4/01
------------------------------------- ---------- ------------------------- --------- --------------------------- ---------
------------------------------------- ---------- ------------------------- --------- --------------------------- ---------
AZL Van Kampen Comstock Fund           5/1/01    USAllianz Comstock Fund   5/1/01
                                                                           to
                                                                           11/4/01
------------------------------------- ---------- ------------------------- --------- --------------------------- ---------
------------------------------------- ---------- ------------------------- --------- --------------------------- ---------
AZL Van Kampen Equity and Income       5/3/04
Fund
------------------------------------- ---------- ------------------------- --------- --------------------------- ---------
------------------------------------- ---------- ------------------------- --------- --------------------------- ---------
AZL Van Kampen Global Franchise Fund   5/1/03
------------------------------------- ---------- ------------------------- --------- --------------------------- ---------
------------------------------------- ---------- ------------------------- --------- --------------------------- ---------
AZL Van Kampen Global Real Estate      5/1/06
Fund
------------------------------------- ---------- ------------------------- --------- --------------------------- ---------
------------------------------------- ---------- ------------------------- --------- --------------------------- ---------
AZL Van Kampen Growth and Income       5/1/01    USAllianz Growth and      5/1/01
Fund                                             Income Fund               to
                                                                           11/4/01
------------------------------------- ---------- ------------------------- --------- --------------------------- ---------
------------------------------------- ---------- ------------------------- --------- --------------------------- ---------
AZL Van Kampen Mid Cap Growth Fund     5/1/01    USAZ VanKampen Growth     11/5/01   USAllianz Capital Growth    5/1/01
                                                 Fund                      to        Fund                        to
                                                                           4/28/05                               11/4/01
------------------------------------- ---------- ------------------------- --------- --------------------------- ---------
------------------------------------- ---------- ------------------------- --------- --------------------------- ---------
AZL Van Kampen Strategic Growth Fund   5/1/01    AZL Van Kampen Emerging   5/1/02    USAZ American Growth Fund   5/1/01
                                                 Growth                    to        (name change) AZOA Growth   to
                                                                           11/6/06   Fund (merger) USAZ          4/30/02
                                                                                     Strategic Growth Fund
                                                                                     (merger)
------------------------------------- ---------- ------------------------- --------- --------------------------- ---------


As of May 1, 2006, each fund previously designated by "USAZ" was changed to "AZL" to reflect the name change of the trust from USAllianz Variable Insurance Products Trust to Allianz Variable Insurance Products Trust.

VOTE OF A MAJORITY OF THE OUTSTANDING SHARES
As used in the Funds' Prospectus and in this Statement of Additional Information, "vote of a majority of the outstanding shares" of the Trust or any Fund means the affirmative vote, at an annual or special meeting of shareholders duly called, of the lesser of: (a) 67% or more of the votes of shareholders of the Trust or the Fund, present at such meeting at which the holders of more than 50% of the votes attributable to the shareholders of record of the Trust or the Fund are represented in person or by proxy, or (b) the holders of more than fifty percent (50%) of the outstanding votes of shareholders of the Trust or the Fund.

ADDITIONAL TAX INFORMATION
Each Fund intends to qualify as a "regulated investment company" (a "RIC" under the Code). Such qualification generally will relieve the Funds of liability for federal income taxes to the extent their earnings are distributed in accordance with the Code. However, taxes may be imposed on the Funds by foreign countries with respect to income received on foreign securities. Depending on the extent of each Fund's activities in states and localities in which its offices are maintained, in which its agents or independent contractors are located, or in which it is otherwise deemed to be conducting business, each Fund may be subject to the tax laws of such states or localities. In addition, if for any taxable year the Fund does not qualify for the special tax treatment afforded regulated investment companies, all of its taxable income will be subject to a federal tax at regular corporate rates (without any deduction for distributions to its shareholders). In such event, dividend distributions would be taxable to shareholders to the extent of earnings and profits, and would be eligible for the dividends-received deduction for corporations.

A non-deductible excise tax is also imposed on regulated investment companies that do not make distributions to shareholders on a timely basis in accordance with calendar-year distribution requirements (regardless of whether they otherwise have a non-calendar taxable year). These rules require annual distributions equal to 98% of ordinary income for the calendar year plus 98% of their capital gain net income for the one-year period ending on October 31 of such calendar year. The balance of such income must be distributed during the next calendar year. For the foregoing purposes, a Fund is treated as having distributed any amount on which it is subject to income tax for any taxable year ending in such calendar year. If distributions during a calendar year were less than the required amount, a particular Fund would be subject to a non-deductible excise tax equal to 4% of the deficiency.



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For federal income tax purposes, the following Funds had capital loss carry forwards as of December 31, 2006, which are available to offset future capital gains, if any:

[Table to be updated upon amendment]
                                                  AMOUNT               EXPIRES
         _________________ Fund                 $ _________             201__

To the extent these carryforwards are used to offset future capital gains, it is probable that the gains so offset will not be distributed to shareholders.

Each of the Funds will be required in certain cases to withhold and remit to the United States Treasury 31% of taxable distributions paid to a shareholder who has provided either an incorrect tax identification number or no number at all, or who is subject to withholding by the Internal Revenue Service for failure to report properly payments of interest or dividends.

Dividends of investment company taxable income (including net short-term capital gains) are taxable to shareholders as ordinary income. Distributions of investment company taxable income may be eligible for the corporate dividends-received deduction to the extent attributable to a Fund's dividend income from U.S. corporations, and if other applicable requirements are met. Distributions of net capital gains (the excess of net long-term capital gains over net short-term capital losses) designated by a Fund as capital gain dividends are not eligible for the dividends-received deduction and will generally be taxable to shareholders as long-term capital gains, regardless of the length of time the Fund's shares have been held by a shareholder. Capital gains from assets held for one year or less will be taxed as ordinary income. Generally, dividends are taxable to shareholders, whether received in cash or reinvested in shares of a Fund. Any distributions that are not from a Fund's investment company taxable income or net capital gain may be characterized as a return of capital to shareholders or, in some cases, as capital gain. Shareholders will be notified annually as to the federal tax status of dividends and distributions they receive and any tax withheld thereon. Dividends, including capital gain dividends, declared in October, November, or December with a record date of such month and paid during the following January will be treated as having been paid by a Fund and received by shareholders on December 31 of the calendar year in which declared, rather than the calendar year in which the dividends are actually received.

Upon the taxable disposition (including a sale or redemption) of shares of a Fund, a shareholder may realize a gain or loss depending upon his basis in his shares. Such gain or loss generally will be treated as capital gain or loss if the shares are capital assets in the shareholder's hands. Such gain or loss will be long-term or short-term, generally depending upon the shareholder's holding period for the shares. However, a loss realized by a shareholder on the disposition of Fund shares with respect to which capital gain dividends have been paid will, to the extent of such capital gain dividends, be treated as long-term capital loss if such shares have been held by the shareholder for six months or less. Further, a loss realized on a disposition will be disallowed to the extent the shares disposed of are replaced (whether by reinvestment of distributions or otherwise) within a period of 61 days beginning 30 days before and ending 30 days after the shares are disposed of. In such a case, the basis of the shares acquired will be adjusted to reflect the disallowed loss. Shareholders receiving distributions in the form of additional shares will have a cost basis for Federal income tax purposes in each share received equal to the net asset value of a share of the Funds on the reinvestment date.

A portion of the difference between the issue price and the face amount of zero coupon securities ("Original Issue Discount") will be treated as income to any Fund holding securities with Original Issue Discount each year although no current payments will be received by such Fund with respect to such income. This original issue discount will comprise a part of the investment company taxable income of such Fund which must be distributed to shareholders in order to maintain its qualification as a RIC and to avoid federal income tax at the level of the relevant Fund. Taxable shareholders of such a Fund will be subject to income tax on such original issue discount, whether or not they elect to receive their distributions in cash. In the event that a Fund acquires a debt instrument at a market discount, it is possible that a portion of any gain recognized on the disposition of such instrument may be treated as ordinary income.

A Fund's investment in options, futures contracts and forward contracts, options on futures contracts and stock indices and certain other securities, including transactions involving actual or deemed short sales or foreign exchange gains or losses are subject to many complex and special tax rules. For example, over-the-counter options on debt securities and certain equity options, including options on stock and on narrow-based stock indexes, will be subject to tax under Section 1234 of the Code, generally producing, a long-term or short-term capital gain or loss upon lapse of the option or sale of the underlying stock or security.

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By contrast, a Fund's treatment of certain other options, futures and forward contracts entered into by the Fund is generally governed by Section 1256 of the Code. These "Section 1256" positions generally include regulated futures contracts, foreign currency contracts, non-equity options and dealer equity options. Each such Section 1256 position held by a Fund will be marked-to-market (i.e., treated as if it were sold for fair market value) on the last business day of that Fund's fiscal year, and all gain or loss associated with fiscal year transactions and marked-to-market positions at fiscal year end (except certain currency gain or loss covered by Section 988 of the Code) will generally be treated as 60% long-term capital gain or loss and 40% short-term capital gain or loss. The effect of Section 1256 mark-to-market may be to accelerate income or to convert what otherwise would have been long-term capital gains into short-term capital gains or short-term capital losses into long-term capital losses within such Fund. The acceleration of income on Section 1256 positions may require the Fund to accrue taxable income without the corresponding receipt of cash. In order to generate cash to satisfy the distribution requirements of the Code, a Fund may be required to dispose of portfolio securities that it otherwise would have continued to hold or to use cash flows from other sources, such as the sale of the Fund's shares. In these ways, any or all of these rules may affect the amount, character and timing of income earned and in turn distributed to shareholders by the Funds.

When a Fund holds options or contracts which substantially diminish its risk of loss with respect to other positions (as might occur in some hedging transactions), this combination of positions could be treated as a straddle for tax purposes, resulting in possible deferral of losses, adjustments in the holding periods of securities owned by a Fund and conversion of short-term capital losses into long-term capital losses. Certain tax elections exist for mixed straddles, i.e., straddles comprised of at least one Section 1256 position and at least one non-Section 1256 position, which may reduce or eliminate the operation of these straddle rules.

Each Fund will monitor its transactions in such options and contracts and may make certain other tax elections in order to mitigate the effect of the above rules and to prevent disqualification of a Fund as a RIC under Subchapter M of the Code.

In order for a Fund to qualify as a RIC for any taxable year, at least 90% of the Fund's annual gross income must be derived from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of stock or securities, including gains from foreign currencies, and other income derived with respect to the business of investing in stock, securities or currencies. Future Treasury regulations may provide that foreign exchange gains may not qualify for purposes of the 90% limitation if such gains are not directly related to a Fund's principal business of investing in stock or securities, or options or futures with respect to such stock or securities. Currency speculation or the use of currency forward contracts or other currency instruments for non-hedging purposes may generate gains deemed to be not directly related to the Fund's principal business of investing in stock or securities and related options or futures. Each Fund will limit its activities involving foreign exchange gains to the extent necessary to comply with the above requirements.

The federal income tax treatment of interest rate and currency swaps is unclear in certain respects and may in some circumstances result in the realization of income not qualifying under the 90% limitation described above. Each Fund will limit its interest rate and currency swaps to the extent necessary to comply with this requirement.

Under Code Section 817(h), a segregated asset account upon which a variable annuity contract or variable life insurance policy is based must be "adequately diversified." A segregated asset account will be adequately diversified if it complies with certain diversification tests set forth in Treasury regulations. If a RIC satisfies certain conditions relating to the ownership of its shares, a segregated asset account investing in such investment company will be entitled to treat its pro rata portion of each asset of the investment company as an asset for purposes of these diversification tests. The Funds intend to meet these ownership conditions and to comply with the diversification tests noted above. Accordingly, a segregated asset account investing solely in shares of a Fund will be adequately diversified if the Funds meet the foregoing requirements.

However, the failure of a Fund to meet such conditions and to comply with such tests could cause the owners of variable annuity contracts and variable life insurance policies based on such account to recognize ordinary income each year in the amount of any net appreciation of such contract or policy during the year.

Provided that a Fund and a segregated asset account investing in the Fund satisfy the above requirements, any distributions from the Fund to such account will be exempt from current federal income taxation to the extent that such distributions accumulate in a variable annuity contract or variable life insurance policy.

Persons investing in a variable annuity contract or variable life insurance policy offered by a segregated asset account investing in a Fund should refer to the Prospectus with respect to such contract or policy for further tax information.

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Information set forth in the prospectus and this Statement of Additional Information which relates to federal taxation is only a summary of some of the important federal tax considerations generally affecting purchasers of shares of the Funds. No attempt has been made to present a detailed explanation of the federal income tax treatment of a Fund or its shareholders and this description is not intended as a substitute for federal tax planning. Accordingly, potential purchasers of shares of a Fund are urged to consult their tax advisers with specific reference to their own tax situation, including any application of foreign, state or local tax laws. In addition, the tax discussion in the Prospectus and this Statement of Additional Information is based on tax laws and regulations which are in effect on the date of the Prospectus and this Statement of Additional Information. Such laws and regulations may be changed by legislative or administrative action.


TAX INFORMATION CONCERNING THE AIM INTERNATIONAL EQUITY FUND, NEUBERGER BERMAN REGENCY FUND, OPPENHEIMER DEVELOPING MARKETS FUND, OCC OPPORTUNITY FUND, OPPENHEIMER GLOBAL FUND, OPPENHEIMER INTERNATIONAL GROWTH FUND, PIMCO FUNDAMENTAL INDEXPLUS TOTAL RETURN FUND, VK GLOBAL FRANCHISE FUND AND VK GLOBAL REAL ESTATE FUND



Each of the AIM International Equity Fund, Neuberger Berman Regency Fund, Oppenheimer Developing Markets Fund, OCC Opportunity Fund, Oppenheimer Global Fund, Oppenheimer International Growth Fund, PIMCO Fundamental IndexPLUS Total Return Fund, VK Global Franchise Fund and VK Global Real Estate Fund may invest in non-U.S. corporations, which may be treated as "passive foreign investment companies" ("PFICs") under the Code. This could result in adverse tax consequences upon the disposition of, or the receipt of "excess distributions" with respect to, such equity investments. To the extent that each Fund invests in PFICs, it may adopt certain tax strategies to reduce or eliminate the adverse effects of certain federal tax provisions governing PFIC investments. Many non-U.S. banks and insurance companies may be excluded from PFIC treatment if they satisfy certain technical requirements under the Code. To the extent that each Fund invests in foreign securities which are determined to be PFIC securities and is required to pay a tax on such investments, a credit for this tax would not be allowed to be passed through to such Fund's shareholders. Therefore, the payment of this tax would reduce such Fund's economic return from its PFIC investments. Gains from dispositions of PFIC shares and excess distributions received with respect to such shares are treated as ordinary income rather than capital gains.


PERFORMANCE INFORMATION
From time to time performance information for the Funds showing their standardized average annual total return, non-standardized return and/or yield may be presented in advertisements, sales literature and shareholder reports. Such performance figures are based on historical earnings and are not intended to indicate future performance. Standardized average annual total return of a Fund will be calculated for the period since the establishment of the Fund and will reflect the imposition of the maximum sales charge, if any. Standardized average annual total return is measured by comparing the value of an investment in a Fund at the beginning of the relevant period to the redemption value of the investment at the end of the period (assuming immediate reinvestment of any dividends or capital gains distributions) and annualizing the result. Yield of a Fund will be computed by dividing a Fund's net investment income per share earned during a recent one-month period by that Fund's per share maximum offering price (reduced by any undeclared earned income expected to be paid shortly as a dividend) on the last day of the period and annualizing the result.

In addition, from time to time the Funds may present their respective distribution rates in shareholder reports and in supplemental sales literature which is accompanied or preceded by a Prospectus and in shareholder reports. Distribution rates will be computed by dividing the distribution per share over a twelve-month period by the maximum offering price per share. The calculation of income in the distribution rate includes both income and capital gains dividends and does not reflect unrealized gains or losses, although a Fund may also present a distribution rate excluding the effect of capital gains. The distribution rate differs from the yield, because it includes capital gains which are often non-recurring in nature, whereas yield does not include such items. Distribution rates may also be presented excluding the effect of a sales charge, if any.

Total return, whether standardized or non-standardized, and yield are functions of the type and quality of instruments held in the portfolio, levels of operation expenses and changes in market conditions. Consequently, total return and yield will fluctuate and are not necessarily representative of future results. Any fees charged by Allianz Life Insurance Co. of North America or any of its affiliates with respect to customer accounts for investing in shares of the Funds will not be included in performance calculations. Such fees, if charged, will reduce the actual performance from that quoted. In addition, if the Manager or the Distributor voluntarily reduce all or a part of their respective fees, as further discussed in the Prospectus, the total return of such Fund will be higher than it would otherwise be in the absence of such voluntary fee reductions.

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Yields and total returns quoted for the Funds include the effect of deducting the Funds' expenses, but may not include charges and expenses attributable to a particular variable annuity contract or variable life insurance policy. Since shares of the Funds may be purchased only through a variable annuity contract or variable life insurance policy, you should carefully review the prospectus of the variable annuity contract or variable life insurance policy you have chosen for information on relevant charges and expenses. Including these charges in the quotations of the Funds' yield and total return would have the effect of decreasing performance. Performance information for the Funds must always be accompanied by, and reviewed with, performance information for the insurance product which invests in the Funds.

YIELDS OF THE MONEY MARKET FUND
The standardized seven-day yield for the Money Market Fund is computed: (1) by determining the net change, exclusive of capital changes and income other than investment income, in the value of a hypothetical pre-existing account in that Fund having a balance of one share at the beginning of the seven-day base period, subtracting a hypothetical charge reflecting deductions from shareholder accounts; (2) dividing the difference by the value of the account at the beginning of the base period to obtain the base period return; and (3) annualizing the results (i.e., multiplying the base period return by (365/7)). The net change in the account value of the Money Market Fund includes the value of additional shares purchased with dividends from the original share, dividends declared on both the original share and any additional shares, and all fees, other than non-recurring account charges charged to all shareholder accounts in proportion to the length of the base period and assuming that Fund's average account size. The capital changes to be excluded from the calculation of the net change in account value are net realized gains and losses from the sale of securities and unrealized appreciation and depreciation.

At any time in the future, yields may be higher or lower than past yields and there can be no assurance that any historical results will continue.

YIELDS OF THE NON-MONEY MARKET FUNDS
Yields of each of the Non-Money Market Funds will be computed by analyzing net investment income per share for a recent thirty-day period and dividing that amount by a Fund share's maximum offering price (reduced by any undeclared earned income expected to be paid shortly as a dividend) on the last trading day of that period. Net investment income will reflect amortization of any market value premium or discount of fixed income securities (except for obligations backed by mortgages or other assets) and may include recognition of a pro rata portion of the stated dividend rate of dividend paying portfolio securities. The yield of each of the Non-Money Market Funds will vary from time to time depending upon market conditions, the composition of a Fund's portfolio and operating expenses of the Trust allocated to each Fund. These factors and possible differences in the methods used in calculating yield should be considered when comparing a Fund's yield to yields published for other investment companies and other investment vehicles. Yield should also be considered relative to changes in the value of the Fund's shares and to the relative risks associated with the investment objectives and policies of each of the Funds.

CALCULATION OF TOTAL RETURN
Standardized average annual total return is a measure of the change in value of the investment in a Fund over the period covered, which assumes any dividends or capital gains distributions are reinvested in the Fund immediately rather than paid to the investor in cash. Standardized average annual total return will be calculated by: (1) adding to the total number of shares purchased by a hypothetical $1,000 investment in the Fund and all additional shares which would have been purchased if all dividends and distributions paid or distributed during the period had immediately been reinvested, (2) calculating the value of the hypothetical initial investment of $1,000 as of the end of the period by multiplying the total number of shares owned at the end of the period by the net asset value per share on the last trading day of the period, (3) assuming redemption at the end of the period, and (4) dividing this account value for the hypothetical investor by the initial $1,000 investment and annualizing the result for periods of less than one year.

MISCELLANEOUS
Individual Trustees are elected by the shareholders and, subject to removal by a vote of two-thirds of the Board of Trustees, serve until their successors are elected and qualified. Meetings of shareholders are not required to be held at any specific intervals. Individual Trustees may be removed by vote of the shareholders voting not less than two-thirds of the shares then outstanding.

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The Trust is registered with the SEC as a management investment company. Such registration does not involve supervision of the management policies of the Trust.

The Prospectus and this Statement of Additional Information omit certain of the information contained in the Registration Statement filed with the SEC. Copies of such information may be obtained from the SEC by payment of the prescribed duplicating fee.

Holders of variable annuity contracts or variable life insurance policies issued by Participating Insurance Companies for which shares of the Funds are the investment vehicle will receive from the Participating Insurance Companies the Trust's unaudited semi-annual financial statements and year-end financial statements audited by the Trust's independent registered public accounting firm. Each report will show the investments owned by the Funds and the market values of the investments and will provide other information about the Funds and their operations.

The Trust currently does not foresee any disadvantages to the holders of variable annuity contracts and variable life insurance policies of affiliated and unaffiliated Participating Insurance Companies arising from the fact that the interests of the holders of variable annuity contracts and variable life insurance policies may differ due to differences of tax treatment or other considerations or due to conflict between the affiliated or unaffiliated Participating Insurance Companies. Nevertheless, the Trustees intend to monitor events in order to identify any material irreconcilable conflicts which may possibly arise and to determine what action, if any, should be taken in response to such conflicts. The variable annuity contracts and variable life insurance policies are described in the separate prospectuses issued by the Participating Insurance Companies. The Trust assumes no responsibility for such prospectuses.

The portfolio managers of the Funds and other investment professionals may from time to time discuss in advertising, sales literature or other material, including periodic publications, various topics of interest to shareholders and prospective investors. The topics may include, but are not limited to, the advantages and disadvantages of investing in tax-deferred and taxable investments; Fund performance and how such performance may compare to various market indices; shareholder profiles and hypothetical investor scenarios; the economy; the financial and capital markets; investment strategies and techniques; investment products and tax, retirement and investment planning.

The Prospectus and this Statement of Additional Information are not an offering of the securities herein described in any state in which such offering may not lawfully be made. No salesman, dealer or other person is authorized to give any information or make any representation other than those contained in the Prospectus and this Statement of Additional Information.

FINANCIAL STATEMENTS
Audited financial statements as of December 31, 2006, are incorporated by reference to the Annual Report to shareholders, which has been previously sent to shareholders of each Fund pursuant to the 1940 Act and previously filed with the Securities and Exchange Commission. A copy of the Annual Report and the Funds' latest Semi-Annual Report may be obtained without charge on the internet by accessing the Allianz Life website at https://www.allianzlife.com or upon written request from Allianz VIP Funds at 3435 Stelzer Road, Columbus, Ohio 43219, or by calling toll free 1-877-833-7113.

PROXY VOTING POLICIES AND PROCEDURES
The proxy voting policies and procedures of the Trust, Allianz Life Advisers and all of the Subadvisers are located in Appendix B to this Statement of Additional Information.

Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12 month period ended June 30 is available without charge, upon request, by accessing the Fund's website at https://www.allianzlife.com or by accessing the SEC's EDGAR database via the Internet at www.sec.gov.


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                                   APPENDIX A
COMMERCIAL PAPER RATINGS
A Standard & Poor's ("S&P") commercial paper rating is a current assessment of the likelihood of timely payment of debt having an original maturity of no more than 365 days. The following summarizes the rating categories used by Standard and Poor's for commercial paper:

"A-1" -- Obligations are rated in the highest category indicating that the obligor's capacity to meet its financial commitment is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor's capacity to meet its financial commitment on these obligations is extremely strong.

"A-2" -- Obligations are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations rated "A-1". However, the obligor's capacity to meet its financial commitment on the obligation is satisfactory.

"A-3" -- Obligations exhibit adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

"B" -- Obligations are regarded as having significant speculative characteristics. The obligor currently has the capacity to meet its financial commitment on the obligation; however, it faces major ongoing uncertainties which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

"C" -- Obligations are currently vulnerable to nonpayment and are dependent on favorable business, financial, and economic conditions for the obligor to meet its financial obligation.

"D" -- Obligations are in payment default. The "D" rating category is used when payments on an obligation are not made on the date due, even if the applicable grace period has not expired, unless S&P believes such payments will be made during such grace period. The "D" rating will also be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

Moody's commercial paper ratings are opinions of the ability of issuers to repay punctually debt obligations not having an original maturity in excess of one year, unless explicitly noted. The following summarizes the rating categories used by Moody's for commercial paper:

"Prime-1" -- Issuers (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics: leading market positions in well-established industries; high rates of return on funds employed; conservative capitalization structure with moderate reliance on debt and ample asset protection; broad margins in earnings coverage of fixed financial charges and high internal cash generation; and well-established access to a range of financial markets and assured sources of alternate liquidity.

"Prime-2" -- Issuers (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

"Prime-3" -- Issuers (or supporting institutions) have an acceptable ability for repayment of senior short-term debt obligations. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

"Not Prime" -- Issuers do not fall within any of the rating categories.

The three rating categories of Duff & Phelps for investment grade commercial paper and short-term debt are "D-1," "D-2" and "D-3." Duff & Phelps employs three designations, "D-1+," "D-1" and "D-1-," within the highest rating category. The following summarizes the rating categories used by Duff & Phelps for commercial paper:

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"D-1+" -- Debt possesses the highest certainty of timely payment. Short-term liquidity, including internal operating factors and/or access to alternative sources of funds, is outstanding, and safety is just below risk-free U.S. Treasury short-term obligations.

"D-1" -- Debt possesses very high certainty of timely payment. Liquidity factors are excellent and supported by good fundamental protection factors. Risk factors are minor.

"D-1" -- Debt possesses high certainty of timely payment. Liquidity factors are strong and supported by good fundamental protection factors. Risk factors are very small.

"D-2" -- Debt possesses good certainty of timely payment. Liquidity factors and company fundamentals are sound. Although ongoing funding needs may enlarge total financing requirements, access to capital markets is good. Risk factors are small.

"D-3" -- Debt possesses satisfactory liquidity and other protection factors qualify issues as investment grade. Risk factors are larger and subject to more variation. Nevertheless, timely payment is expected.

"D-4" -- Debt possesses speculative investment characteristics. Liquidity is not sufficient to insure against disruption in debt service. Operating factors and market access may be subject to a high degree of variation.

"D-5" -- Issuer has failed to meet scheduled principal and/or interest payments.

Fitch IBCA short-term ratings apply to debt obligations that have time horizons of less than 12 months for most obligations, or up to three years for U.S. public finance securities. The following summarizes the rating categories used by Fitch IBCA for short-term obligations:

"F1" -- Securities possess the highest credit quality. This designation indicates the strongest capacity for timely payment of financial commitments and may have an added "+" to denote any exceptionally strong credit feature.

"F2" -- Securities possess good credit quality. This designation indicates a satisfactory capacity for timely payment of financial commitments, but the margin of safety is not as great as in the case of securities rated "F1."

"F3" -- Securities possess fair credit quality. This designation indicates that the capacity for timely payment of financial commitments is adequate; however, near-term adverse changes could result in a reduction to non-investment grade.

"B" -- Securities possess speculative credit quality. This designation indicates minimal capacity for timely payment of financial commitments, plus vulnerability to near-term adverse changes in financial and economic conditions.

"C" -- Securities possess high default risk. This designation indicates that the capacity for meeting financial commitments is solely reliant upon a sustained, favorable business and economic environment.

"D" -- Securities are in actual or imminent payment default.

Thomson BankWatch short-term ratings assess the likelihood of an untimely payment of principal and interest of debt instruments with original maturities of one year or less. The following summarizes the ratings used by Thomson
BankWatch:

"TBW-1" -- This designation represents Thomson BankWatch's highest category and indicates a very high likelihood that principal and interest will be paid on a timely basis.

"TBW-2" -- This designation represents Thomson BankWatch's second-highest category and indicates that while the degree of safety regarding timely repayment of principal and interest is strong, the relative degree of safety is not as high as for issues rated "TBW-1."

"TBW-3" -- This designation represents Thomson BankWatch's lowest investment-grade category and indicates that while the obligation is more susceptible to adverse developments (both internal and external) than those with higher ratings, the capacity to service principal and interest in a timely fashion is considered adequate.

"TBW-4" -- This designation represents Thomson BankWatch's lowest rating category and indicates that the obligation is regarded as non-investment grade and therefore speculative.


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CORPORATE AND LONG-TERM DEBT RATINGS
THE FOLLOWING SUMMARIZES THE RATINGS USED BY STANDARD & POOR'S FOR CORPORATE AND MUNICIPAL DEBT:
"AAA" -- An obligation rated "AAA" has the highest rating assigned by Standard & Poor's. The obligor's capacity to meet its financial commitment on the obligation is extremely strong.

"AA" -- An obligation rated "AA" differs from the highest rated obligations only in small degree. The obligor's capacity to meet its financial commitment on the obligation is very strong.

"A" -- An obligation rated "A" is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rated categories. However, the obligor's capacity to meet its financial commitment on the obligation is still strong.

"BBB" -- An obligation rated "BBB" exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

"BB," "B," "CCC," "CC" and "C" -- Debt is regarded as having significant speculative characteristics. "BB" indicates the least degree of speculation and "C" the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

"BB" -- Debt is less vulnerable to non-payment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial or economic conditions which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

"B" -- Debt is more vulnerable to non-payment than obligations rated "BB," but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial or economic conditions will likely impair the obligor's capacity or willingness to meet its financial commitment on the obligation.

"CCC" -- Debt is currently vulnerable to non-payment, and is dependent upon favorable business, financial and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

"CC" -- An obligation rated "CC" is currently highly vulnerable to non-payment.

"C" -- The "C" rating may be used to cover a situation where a bankruptcy petition has been filed or similar action has been taken, but payments on this obligation are being continued.

"D" -- An obligation rated "D" is in payment default. This rating is used when payments on an obligation are not made on the date due, even if the applicable grace period has not expired, unless S & P believes that such payments will be made during such grace period. "D" rating is also used upon the filing of a bankruptcy petition or the taking of similar action if payments on an obligation are jeopardized.

PLUS (+) OR MINUS (-) -- The ratings from "AA" through "CCC" may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

"r" -- This rating is attached to highlight derivative, hybrid, and certain other obligations that S & P believes may experience high volatility or high variability in expected returns due to non-credit risks. Examples of such obligations are: securities whose principal or interest return is indexed to equities, commodities, or currencies; certain swaps and options; and interest-only and principal-only mortgage securities. The absence of an "r" symbol should not be taken as an indication that an obligation will exhibit no volatility or variability in total return.

THE FOLLOWING SUMMARIZES THE RATINGS USED BY MOODY'S FOR CORPORATE AND MUNICIPAL LONG-TERM DEBT:
"Aaa" -- Bonds are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

"Aa" -- Bonds are judged to be of high quality by all standards. Together with the "Aaa" group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in "Aaa" securities or fluctuation of protective elements may be of


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greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in "Aaa" securities.

"A" -- Bonds possess many favorable investment attributes and are to be considered as upper medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

"Baa" -- Bonds are considered as medium-grade obligations, (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

"Ba," "B," "Caa," "Ca" and "C" -- Bonds that possess one of these ratings provide questionable protection of interest and principal ("Ba" indicates speculative elements; "B" indicates a general lack of characteristics of desirable investment; "Caa" are of poor standing; "Ca" represents obligations which are speculative in a high degree; and "C" represents the lowest rated class of bonds). "Caa," "Ca" and "C" bonds may be in default.

Con. (--) -- Bonds for which the security depends upon the completion of some act or the fulfillment of some condition are rated conditionally. These are bonds secured by (a) earnings of projects under construction, (b) earnings of projects unseasoned in operation experience, (c) rentals which begin when facilities are completed, or (d) payments to which some other limiting condition attaches. Parenthetical rating denotes probable credit stature upon completion of construction or elimination of basis of condition.

Note: Those bonds in the Aa, A, Baa, Ba and B groups which Moody's believes possess the strongest investment attributes are designated by the symbols, Aa1, A1, Baa1, Ba1 and B1. The following summarizes the long-term debt ratings used by Duff & Phelps for corporate and municipal long-term debt:

"AAA" -- Debt is considered to be of the highest credit quality. The risk factors are negligible, being only slightly more than for risk-free U.S. Treasury debt.

"AA" -- Debt is considered of high credit quality. Protection factors are strong. Risk is modest but may vary slightly from time to time because of economic conditions.

"A" -- Debt possesses protection factors which are average but adequate. However, risk factors are more variable and greater in periods of economic stress.

"BBB" -- Debt possesses below-average protection factors but such protection factors are still considered sufficient for prudent investment. Considerable variability in risk is present during economic cycles.

"BB," "B," "CCC," "DD" and "DP" -- Debt that possesses one of these ratings is considered to be below investment grade. Although below investment grade, debt rated "BB" is deemed likely to meet obligations when due. Debt rated "B" possesses the risk that obligations will not be met when due. Debt rated "CCC" is well below investment grade and has considerable uncertainty as to timely payment of principal, interest or preferred dividends. Debt rated "DD" is a defaulted debt obligation, and the rating "DP" represents preferred stock with dividend arrearages.

To provide more detailed indications of credit quality, the "AA," "A," "BBB," "BB" and "B" ratings may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within these major categories.

The following summarizes the ratings used by Fitch IBCA for corporate and municipal bonds:

"AAA" -- Bonds considered to be investment grade and of the highest credit quality. These ratings denote the lowest expectation of investment risk and are assigned only in case of exceptionally strong capacity for timely payment of financial commitments. This capacity is very unlikely to be adversely affected by foreseeable events.

"AA" -- Bonds considered to be investment grade and of very high credit quality. These ratings denote a very low expectation of investment risk and indicate very strong capacity for timely payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

"A" -- Bonds considered to be investment grade and of high credit quality. These ratings denote a low expectation of investment risk and indicate strong capacity for timely payment of financial commitments. This capacity may, nevertheless, be more vulnerable to adverse changes in circumstances or in economic conditions than bonds with higher ratings.


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"BBB" -- Bonds considered to be investment grade and of good credit quality. These ratings denote that there is currently a low expectation of investment risk. The capacity for timely payment of financial commitments is adequate, but adverse changes in circumstances and in economic conditions are more likely to impair this category.

"BB" -- Bonds considered to be speculative. These ratings indicate that there is a possibility of credit risk developing, particularly as the result of adverse economic changes over time; however, business or financial alternatives may be available to allow financial commitments to be met. Securities rated in this category are not investment grade.

"B" -- Bonds are considered highly speculative. These ratings indicate that significant credit risk is present, but a limited margin of safety remains. Financial commitments are currently being met; however, capacity for continued payment is contingent upon a sustained, favorable business and economic environment.

"CCC," "CC" and "C" -- Bonds have high default risk. Capacity for meeting financial commitments is reliant upon sustained, favorable business or economic developments. "CC" ratings indicate that default of some kind appears probable, and "C" ratings signal imminent default.

"DDD," "DD" and "D" -- Bonds are in default. Securities are not meeting obligations and are extremely speculative. "DDD" designates the highest potential for recovery on these securities, and "D" represents the lowest potential for recovery.

To provide more detailed indications of credit quality, the Fitch IBCA ratings from and including "AA" to "B" may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within these major rating categories.

Thomson BankWatch assesses the likelihood of an untimely repayment of principal or interest over the term to maturity of long term debt and preferred stock which are issued by United States commercial banks, thrifts and non-bank banks; non-United States banks; and broker-dealers. The following summarizes the rating categories used by Thomson BankWatch for long-term debt ratings:

"AAA" -- This designation represents the highest category assigned by Thomson BankWatch to long-term debt and indicates that the ability to repay principal and interest on a timely basis is extremely high.

"AA" -- This designation indicates a very strong ability to repay principal and interest on a timely basis with limited incremental risk compared to issues rated in the highest category.

"A" -- This designation indicates that the ability to repay principal and interest is strong. Issues rated "A" could be more vulnerable to adverse developments (both internal and external) than obligations with higher ratings.

"BBB" -- This designation represents Thomson BankWatch's lowest investment-grade category and indicates an acceptable capacity to repay principal and interest. Issues rated "BBB" are, however, more vulnerable to adverse developments (both internal and external) than obligations with higher ratings.

"BB," "B," "CCC" and "CC" -- These designations are assigned by Thomson BankWatch to non-investment grade long-term debt. Such issues are regarded as having speculative characteristics regarding the likelihood of timely payment of principal and interest. "BB" indicates the lowest degree of speculation and "CC" the highest degree of speculation.

"D" -- This designation indicates that the long-term debt is in default.

PLUS (+) OR MINUS (-) -- The ratings from "AAA" through "CC" may include a plus or minus sign designation which indicates where within the respective category the issue is placed.


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                       APPENDIX B -- PROXY VOTING POLICIES
                    ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
                      PROXY VOTING POLICY AND PROCEDURES

I.  POLICY
    A. Basis for Proxy Voting. Allianz Variable Insurance Products Trust (the "Trust") seeks to vote proxies received with respect to the securities held by one or more of its Funds in a manner that is most likely to maximize the monetary value of the holdings of the relevant Fund and to maximize the likelihood of there being a favorable investment return.
    B. Delegation of Proxy Voting. The Board of Trustees (the "Board") recognizes that the right to vote a proxy with respect to the Fund securities its holds is an asset of a Fund and that the oversight of the effective management of this asset is a part of the Board's oversight responsibility and the obligations of the Trust's officers. The Board further recognizes that the voting of proxies is an integral part of the services provided by those investment advisory organizations retained by the Trust to provide day-to-day Fund management to the Trust's several Funds (each a "Subadviser"). Accordingly, the Board hereby delegates to each Subadviser the responsibility for voting proxies held by any Fund of the Trust and for which a Subadviser provides day-to-day Fund management services, subject to the continuing oversight of the Board.(1)

MONITORING PROXY VOTING. The Board further delegates to Allianz Life Advisers, LLC. ("AZL"), as an integral part of those services provided by AZL to the Trust pursuant to its agreement with the Trust dated April 27, 2001, the responsibility for receiving appropriate representations that each Subadviser votes proxies received with respect to Fund securities in a manner that is consistent with such Subadviser's fiduciary obligation to the Trust and the proxy voting policies, procedures and guidelines ("Proxy Voting Policies") adopted by such Subadviser.

II. PROCEDURES
    A. SUBADVISER VOTING PROCEDURES; BOARD OVERSIGHT. The officers of the Trust (or other designated agents of the Trust) shall obtain from each Subadviser (other than those Subadvisers retained to provide services to a Fund that holds only fixed income securities)(2) the Proxy Voting Policies adopted by such Subadviser as soon as reasonably practicable following the adoption of these procedures. Such Proxy Voting Policies [, or summaries thereof,] shall be presented to the Board not later than the first Board meeting scheduled to be held following the date on which Subadvisers are required to comply with Rule 206(4)-6 (Proxy Voting) under the Investment Advisers Act of 1940.(3) The proxy voting policies and procedures of the Subadvisers will be incorporated by reference herein, substantially in the form found in Appendices 1 through 7 to these Policies and Procedures. Proxy Voting Policies or a summary thereof shall be presented to the Board thereafter at least annually and the officers of the Trust shall use reasonable efforts to ensure that the Board is notified promptly of any material changes in the Proxy Voting Policies of each Subadviser (other than those Subadvisers retained to provide services to a Fund that holds only fixed income securities).
    B. SPECIFIC MATTERS FOR REVIEW.
        1. CONFLICT OF INTEREST. The Trust recognizes that there may be instances in which a Subadviser (or affiliated persons of the Subadviser) has a financial interest in a matter presented by a proxy. In reviewing the adequacy of Proxy Voting Procedures provided to the Trust, the Trust's officers will evaluate the extant to which conflicts of interest have been addressed; including the extent to which the existence of pre-determined voting policies have been established such that the Subadviser had limited discretion in making a proxy voting decision in the event of a conflict of interests, or existence of other specific decision-making mechanisms to ensure that any decision with respect to a proposal representing a conflict between the

(1) This policy is adopted for the purpose of the disclosure requirements adopted by the Securities and Exchange Commission, Releases No. 33-8188, 34-47304, IC-25922.
(2) For purposes of this policy, an investment in a mutual fund that invests exclusively in fixed income securities shall be treated as though it is a direct investment in fixed income securities.
(3) The effective date of this rule is August 6, 2003.


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           interests of the Subadviser and the Trust would be effectively insulated from the conflict and the basis for such decision fully documented. In limited circumstances, a Subadviser may be unable to make a decision with regard to a particular proxy vote in accordance with its proxy voting policies and procedures, due to the existence of a conflict. In these circumstances, and where the Subadviser advises the Trust of such a conflict and its inability to vote, the Trust may direct the Subadviser to vote. In directing a Subadviser to vote, the Trust may rely on one or more of the following considerations: the advice of counsel, or an independent third party; any voting decisions being made by other Subadvisers to the Trust on the same proxy voting decision, where a conflict does not exist; the policies and procedures of the Subadviser that is unable to vote due to the conflict; or, any other consideration affecting the Trust.
        2. DIFFERENCES AMONG PROXY VOTING POLICIES. The Trust recognizes that there may be instances where the responsibility for voting proxies with respect to a single security is vested in two or more Subadvisers (e.g. when more than one Fund (or two managed portions of the same Fund) hold voting securities of a single issuer). Under these circumstances, there is the possibility that the application of relevant Proxy Voting Policies will result in proxies being voted inconsistently. It is the position of the Trust that such circumstance will not be deemed to suggest improper action on the part of any Subadviser

C. VOTING RECORD REPORTING.
    1. MAINTENANCE OF SUBADVISER VOTING RECORD. No less than annually, the Trust shall obtain from each Subadviser a record of each proxy voted with respect to Fund Securities of each Fund of the Trust served by that Subadviser during the year.(4)
    2. ANNUAL FILING ON FORM N-PX. The Trust shall file an annual report of each proxy voted with respect to Fund securities of the Funds during the twelve-month period ended June 30 on Form N-PX not later than August 31 of each year.(5)

III.    REVOCATION
The delegation of the authority to vote proxies relating to Portfolio Securities of any Fund is entirely voluntary and may be revoked by the Trust, acting by resolution of the Board, in whole or in part, at any time.

IV. DISCLOSURES
    A. The Trust shall include in its registration statement:
        1. This policy and the Proxy Voting Procedures, or summaries thereof, of each Subadviser (other than those Subadvisers retained to provide services to a Fund that holds only fixed income securities)(6); and
        2. After June 30, 2004, a statement disclosing that information regarding how the Trust voted proxies relating to Fund securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling the Trust's toll-free telephone number; or through a specified Internet address; or both; and on the SEC website.(7)

    B. The Trust shall include in its Annual and Semi-Annual Reports to shareholders:
        1. A statement disclosing that a description of the policies and procedures used by or on behalf of the Trust to determine how to vote proxies relating to Fund securities of the Funds is available without charge, upon request, by calling the Trust's toll-free telephone number; or through a specified Internet address; and on the SEC website.(8)
        2. A statement disclosing that information regarding how the Trust voted proxies relating to Fund securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling the Trust's toll-free telephone number; or through a specified Internet address; or both; and on the SEC website.(9)

(4) This record may be provided directly from the Subadviser or accessed via an appropriate electronic means in the manner contemplated under relevant regulations promulgated by the Securities and Exchange Commission.
(5) As it is used in this document, the term "conflict of interest" refers to a situation in which the Subadviser (or affiliated persons of the Subadviser) has a financial interest in a matter presented by a proxy that may compromise that Subadviser's independence of judgment and action with respect to the voting of the proxy in accordance with this policy.
(6) This disclosure shall be included in the registration statement next filed on behalf of the Trust after July 15, 2003.
(7) This disclosure shall be included in the registration statement next filed on behalf of the Funds after August 31, 2004.
(8) This disclosure shall be included in the report next filed on behalf of the Funds after July 15, 2003.
(9) This disclosure shall be included in the report next filed on behalf of the Funds after August 31, 2004.


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                        ALLIANZ LIFE ADVISERS, LLC (AZL)
PROXY VOTING POLICY AND PROCEDURES

I.  POLICY
A. BASIS FOR PROXY VOTING. AZL as manager of the Allianz Variable Insurance Products Trust (the "Trust") seeks to vote proxies received with respect to the securities held by one or more of the Trust's Funds in a manner that is most likely to maximize the monetary value of the holdings of the relevant Fund and to maximize the likelihood of there being a favorable investment return.
B. DELEGATION OF PROXY VOTING. The Allianz Variable Insurance Products Trust Board of Trustees (the "Board") recognizes that the right to vote a proxy with respect to the Funds' securities is an asset of a Fund and that the oversight of the effective management of this asset is a part of the Board's oversight responsibility and the obligations of the Trust's officers. The Board further recognizes that the voting of proxies is an integral part of the services provided by those investment advisory organizations retained by the Trust to provide day-to-day Fund portfolio management of the Trust's several Funds (each a "Sub-Adviser"). Accordingly, AZL hereby delegates to each Sub-Adviser any responsibility it may have for voting proxies held by any Fund of the Trust and for which a Sub-Adviser provides day-to-day Fund management services, subject to the continuing oversight of the Board.(1)
C. MONITORING PROXY VOTING. The Board of the Funds has delegated to AZL, as an integral part of those services provided by AZL to the Trust pursuant to its agreement with the Trust dated April 27, 2001, the responsibility for receiving appropriate representations that each Sub-Adviser votes proxies received with respect to Fund securities in a manner that is consistent with such Sub-Adviser's fiduciary obligation to the Trust and the proxy voting policies, procedures and guidelines ("Proxy Voting Policies") adopted by such Sub-Adviser. On a quarterly basis, AZL shall circulate a form to each Sub-Adviser to document any material changes to the Sub-Advisers' Proxy Voting Policies, to obtain certification that each Sub-Adviser has complied with its adopted policies and is maintaining all records required under both the Investment Company Act of 1940 and the Investment Advisers Act of 1940, and to note how any proxy issues that involved material conflicts of interest were resolved.

II. PROCEDURES
A. OVERSIGHT OF SUB-ADVISER VOTING PROCEDURES. The officers of the Trust (or other designated agents of the Trust) shall obtain from each Sub-Adviser (other than those Sub-Advisers retained to provide services to a Fund that holds only fixed income securities)(2) the Proxy Voting Policies adopted by such Sub-Adviser as soon as reasonably practicable following the adoption of these procedures. The Proxy Voting Policies of the Sub-Advisers incorporated by reference herein. AZL shall use reasonable efforts to ensure that the Trust Board is notified promptly of any material changes in the Proxy Voting Policies of each Sub-Adviser (other than those Sub-Advisers retained to provide services to a Fund that holds only fixed income securities).
B.  SPECIFIC MATTERS FOR REVIEW.
    1. CONFLICT OF INTEREST(3). AZL recognizes that there may be instances in which a Sub-Adviser (or affiliated persons of a Sub-Adviser) has a material conflict of interest in a matter presented by a proxy. In reviewing each Sub-Adviser's Proxy Voting Policies, the officers of AZL will evaluate the extent to which conflicts of interest have been addressed; including the extent to which the existence of pre-determined voting policies have been established such that the Sub-Adviser had limited discretion in making a proxy voting decision in the event of a material conflict of interest, or the existence of other specific decision-making mechanisms to ensure that any decision with respect to a proposal representing a material conflict between the interests of the Sub-Adviser and the security issuer would be effectively insulated from the conflict and the basis for such decision fully documented. In limited circumstances, a Sub-Adviser may be unable to make a decision with regard to a particular proxy vote in accordance with its Proxy Voting Policies, due to the existence of a conflict of interest. In these circumstances, and where the Sub-Adviser advises AZL of such a conflict and its inability to vote, the AZL Proxy Committee may direct the manner in which the Sub-Adviser should vote.

(1) This policy is adopted for the purpose of the disclosure requirements adopted by the Securities and Exchange Commission, Releases No. IA-2106.
(2) For purposes of this policy, an investment in a mutual fund that invests exclusively in fixed income securities shall be treated as though it is a direct investment in fixed income securities.
(3) As it is used in this document, the term "conflict of interest" refers to a situation in which the Subadviser (or affiliated persons of the Subadviser) has financial interest in a matter presented by a proxy that may compromise that Subadviser's independence of judgment and action with respect to the voting of the proxy in accordance with this policy.

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    2. AZL PROXY COMMITTEE (THE "COMMITTEE"). The Committee shall consist of two AZL officers. The Committee will also have an adviser (the "Committee Adviser") appointed from the Legal Department of Allianz Life Insurance Company of North America, AZL's parent company. The Committee may abstain or refrain from voting proxy issues if: o the Committee does not receive timely notification of shareholder meeting, o the costs involved with voting the proxy outweigh the benefits of voting the proxy issue, or o the Committee does not receive adequate information regarding the proxy issue.

    In the event that the Committee makes a voting decision on a proxy issue:
        o the Committee shall communicate it's voting decision to the Sub-Adviser at least two days before the shareholder meeting,
        o all documents prepared by the Committee regarding the voting decision shall be forwarded to the Sub-Adviser for record keeping purposes, and
        o the Committee Adviser shall make a report to the Trust Board regarding the Committee's voting decision at the next Board meeting.

    In directing a Sub-Adviser to vote, the Committee will adhere to the following guidelines:
        a) If the Sub-Adviser has retained an independent third party proxy agent, the Committee will vote pursuant to the independent proxy agent's recommendation.
        b) If the Sub-Adviser has not retained an independent third party proxy agent, the Committee will review the proxy issue to determine if:
           o the security issuer is an affiliate of, or has a significant current or proposed business relationship with, Allianz Life Insurance Company of North America; or
           o where reasonably practicable, determine if the security issuer has a significant current or proposed business relationship with an affiliate of Allianz Life Insurance Company of North America.
    If such a relationship exists, the Committee will notify the Sub-Adviser that it will abstain from voting the proxy issue.

    If such a relationship does not exist, the Committee may rely on one or more of the following considerations in making a proxy voting decision:

           o the Proxy Voting Policies of the Sub-Adviser that is unable to vote due to the conflict;
           o the advice of an independent third party proxy agent retained by the Committee;
           o any voting decisions being made by other Sub-Advisers on the same proxy issue;
           o the advice of counsel; or
           o any other consideration affecting the Trust.

    3. DIFFERENCES AMONG PROXY VOTING POLICIES. AZL recognizes that there may be instances where the responsibility for voting proxies with respect to a single security is vested in two or more Sub-Advisers (e.g. when more than one Fund, or two managed portions of the same Fund, hold voting securities of a single issuer). Under these circumstances, there is the possibility that the application of relevant Proxy Voting Policies will result in proxies being voted inconsistently. It is the position of AZL that such circumstance will not be deemed to suggest improper action on the part of any Sub-Adviser
C. RECORD KEEPING REQUIREMENTS.
    1. MAINTENANCE OF SUB-ADVISER VOTING RECORD. AZL delegates to each Sub-Adviser responsibility for collecting and maintaining a record of each proxy voted with respect to Securities of each Fund of the Trust served by that Sub-Adviser during the year.(4)
    2. MAINTENANCE OF PROXY RECORDS REQUIRED BY THE INVESTMENT ADVISERS ACT OF 1940 (THE "ADVISERS ACT RULE"). AZL delegates to each Specialist Manger responsibility for collecting and maintaining all records required under the Advisers Act Rule in accordance with the rule. The Sub-Adviser may engage an independent third party proxy agent to assist in these record keeping requirements. These records include:
        o The Sub-Adviser's Proxy Voting Policies;
        o Proxy statements regarding Fund securities;

(4) This record may be provided directly from the Subadviser or accessed via an appropriate electronic means in the manner contemplated under relevant regulations promulgated by the Securities and Exchange Commission.

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        o Records of all proxy votes cast including those cast at the instruction of AZL;
        o Records of written requests for proxy voting information and all written responses to requests for information;
        o Any documents prepared by the Sub-Adviser that were material to making a voting decision, or that memorialize the basis for the decision; and
        o Records sufficient to document proxy issues where the Sub-Adviser experienced a material conflict of interest were resolved in the best interests of the client.

III.    REVOCATION
    The delegation of the authority to vote proxies relating to Fund Securities is entirely voluntary and may be revoked by AZL, acting by resolution of the AZL Board of Governors, in whole or in part, at any time.

IV. DISCLOSURES
    AZL shall include in the Trust's registration statement:
    1. This policy and a statement disclosing that this policy is available without charge, upon request, by calling a toll-free telephone number; or through a specified Internet address; or both; and on the SEC website(5); and
    2. After June 30, 2004, a statement disclosing that information regarding how each Sub-Adviser voted proxies relating to Fund securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling a toll-free telephone number; or through a specified Internet address; or both; and on the SEC website(6).


(5) This disclosure shall be included in the registration statement next filed on behalf of the Trust after July 15, 2003.
(6) This disclosure shall be included in the registration statement next filed on behalf of the Funds after August 31, 2004.

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                         A I M CAPITAL MANAGEMENT, INC.
                          PROXY POLICIES AND PROCEDURES
                          As amended September 16, 2004

A.  PROXY POLICIES

    Each of A I M Advisors, Inc., A I M Capital Management, Inc., AIM Private Asset Management, Inc. and AIM Alternative Asset Management Company (each an "AIM Advisor" and collectively "AIM") has the fiduciary obligation to, at all times, make the economic best interest of advisory clients the sole consideration when voting proxies of companies held in client accounts. As a general rule, each AIM Advisor shall vote against any actions that would reduce the rights or options of shareholders, reduce shareholder influence over the board of directors and management, reduce the alignment of interests between management and shareholders, or reduce the value of shareholders' investments. At the same time, AIM believes in supporting the management of companies in which it invests, and will accord proper weight to the positions of a company's board of directors, and the AIM portfolio managers who chose to invest in the companies. Therefore, on most issues, our votes have been cast in accordance with the recommendations of the company's board of directors, and we do not currently expect that trend to change. Although AIM's proxy voting policies are stated below, AIM's proxy committee considers all relevant facts and circumstances, and retains the right to vote proxies as deemed appropriate.

     I. BOARDS OF DIRECTORS
    A board that has at least a majority of independent directors is integral to good corporate governance. Key board committees, including audit, compensation and nominating committees, should be completely independent. There are some actions by directors that should result in votes being withheld. These instances include directors who:

    o Are not independent directors and (a) sit on the board's audit, compensation or nominating committee, or (b) sit on a board where the majority of the board is not independent;
    o Attend less than 75 percent of the board and committee meetings without a valid excuse;
    o Implement or renew a dead-hand or modified dead-hand poison pill;
    o Sit on the boards of an excessive number of companies;
    o Enacted egregious corporate governance or other policies or failed to replace management as appropriate;
    o Have failed to act on takeover offers where the majority of the shareholders have tendered their shares; or
    o Ignore a shareholder proposal that is approved by a majority of the shares outstanding.

    Votes in a contested election of directors must be evaluated on a case-by-case basis, considering the following factors:
    o Long-term financial performance of the target company relative to its industry;
    o Management's track record;
    o Portfolio manager's assessment;
    o Qualifications of director nominees (both slates);
    o Evaluation of what each side is offering shareholders as well as the likelihood that the proposed objectives and goals can be met; and
    o Background to the proxy contest.

    II.INDEPENDENT AUDITORS
    A company should limit its relationship with its auditors to the audit engagement, and certain closely related activities that do not, in the aggregate, raise an appearance of impaired independence. We will support the reappointment of the company's auditors unless:
    o  It is not clear that the auditors will be able to fulfill their function;
    o There is reason to believe the independent auditors have rendered an opinion that is neither accurate nor indicative of the company's financial position; or
    o The auditors have a significant professional or personal relationship with the issuer that compromises the auditors' independence.

    III.COMPENSATION PROGRAMS
    Appropriately designed equity-based compensation plans, approved by shareholders, can be an effective way to align the interests of long-term shareholders and the interests of management, employees and directors. Plans

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    should not substantially dilute shareholders' ownership interests in the company, provide participants with excessive awards or have objectionable structural features. We will consider all incentives, awards and compensation, and compare them to a company-specific adjusted allowable dilution cap and a weighted average estimate of shareholder wealth transfer and voting power dilution.

    o We will generally vote against equity-based plans where the total dilution (including all equity-based plans) is excessive.
    o We will support the use of employee stock purchase plans to increase company stock ownership by employees, provided that shares purchased under the plan are acquired for no less than 85% of their market value.
    o We will vote against plans that have any of the following structural features: ability to re-price underwater options without shareholder approval, ability to issue options with an exercise price below the stock's current market price, ability to issue reload options, or automatic share replenishment ("evergreen") feature.
    o We will vote for proposals to reprice options if there is a value-for-value (rather than a share-for-share) exchange.
    o We will generally support the board's discretion to determine and grant appropriate cash compensation and severance packages.

    IV. CORPORATE MATTERS
    We will review management proposals relating to changes to capital structure, reincorporation, restructuring and mergers and acquisitions on a case by case basis, considering the impact of the changes on corporate governance and shareholder rights, anticipated financial and operating benefits, portfolio manager views, level of dilution, and a company's industry and performance in terms of shareholder returns.

    o We will vote for merger and acquisition proposals that the proxy committee and relevant portfolio managers believe, based on their review of the materials, will result in financial and operating benefits, have a fair offer price, have favorable prospects for the combined companies, and will not have a negative impact on corporate governance or shareholder rights.
    o We will vote against proposals to increase the number of authorized shares of any class of stock that has superior voting rights to another class of stock.
    o We will vote for proposals to increase common share authorization for a stock split, provided that the increase in authorized shares would not result in excessive dilution given a company's industry and performance in terms of shareholder returns.
    o We will vote for proposals to institute open-market share repurchase plans in which all shareholders participate on an equal basis.

    V. SHAREHOLDER PROPOSALS
    Shareholder proposals can be extremely complex, and the impact on share value can rarely be anticipated with any high degree of confidence. The proxy committee reviews shareholder proposals on a case-by-case basis, giving careful consideration to such factors as: the proposal's impact on the company's short-term and long-term share value, its effect on the company's reputation, the economic effect of the proposal, industry and regional norms applicable to the company, the company's overall corporate governance provisions, and the reasonableness of the request.

    o We will generally abstain from shareholder social and environmental proposals.
    o We will generally support the board's discretion regarding shareholder proposals that involve ordinary business practices.
    o We will generally vote for shareholder proposals that are designed to protect shareholder rights if the company's corporate governance standards indicate that such additional protections are warranted.
    o We will generally vote for proposals to lower barriers to shareholder action.
    o We will generally vote for proposals to subject shareholder rights plans to a shareholder vote. In evaluating these plans, we give favorable consideration to the presence of "TIDE" provisions (short-term sunset provisions, qualified bid/permitted offer provisions, and/or mandatory review by a committee of independent directors at least every three years).

    VI. OTHER
    o We will vote against any proposal where the proxy materials lack sufficient information upon which to base an informed decision.


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    o We will vote against any proposals to authorize the proxy to conduct any other business that is not described in the proxy statement.
    o We will vote any matters not specifically covered by these proxy policies and procedures in the economic best interest of advisory clients.

       AIM's proxy policies, and the procedures noted below, may be amended from time to time.

B.  PROXY COMMITTEE PROCEDURES

    The proxy committee currently consists of representatives from the Legal and Compliance Department, the Investments Department and the Finance Department.

    The committee members review detailed reports analyzing the proxy issues and have access to proxy statements and annual reports. Committee members may also speak to management of a company regarding proxy issues and should share relevant considerations with the proxy committee. The committee then discusses the issues and determines the vote. The committee shall give appropriate and significant weight to portfolio managers' views regarding a proposal's impact on shareholders. A proxy committee meeting requires a quorum of three committee members, voting in person or by e-mail.

    AIM's proxy committee shall consider its fiduciary responsibility to all clients when addressing proxy issues and vote accordingly. The proxy committee may enlist the services of reputable outside professionals and/or proxy evaluation services, such as Institutional Shareholder Services or any of its subsidiaries ("ISS"), to assist with the analysis of voting issues and/or to carry out the actual voting process. To the extent the services of ISS or another provider are used, the proxy committee shall periodically review the policies of that provider. The proxy committee shall prepare a report for the Funds' Board of Trustees on a periodic basis regarding issues where AIM's votes do not follow the recommendation of ISS or another provider because AIM's proxy policies differ from those of such provider.

    In addition to the foregoing, the following shall be strictly adhered to unless contrary action receives the prior approval of the Funds' Board of
    Trustees:
    1. Other than by voting proxies and participating in Creditors' committees, AIM shall not engage in conduct that involves an attempt to change or influence the control of a company.
    2. AIM will not publicly announce its voting intentions and the reasons therefore.
    3. AIM shall not participate in a proxy solicitation or otherwise seek proxy-voting authority from any other public company shareholder.
    4. All communications regarding proxy issues between the proxy committee and companies or their agents, or with fellow shareholders shall be for the sole purpose of expressing and discussing AIM's concerns for its advisory clients' interests and not for an attempt to influence or control management.

     I. BUSINESS/DISASTER RECOVERY:
    If the proxy committee is unable to meet due to a temporary business interruption, such as a power outage, a sub-committee of the proxy committee may vote proxies in accordance with the policies stated herein. If the sub-committee of the proxy committee is not able to vote proxies, the sub-committee shall authorize ISS to vote proxies by default in accordance with ISS' proxy policies and procedures, which may vary slightly from AIM's.

     II.RESTRICTIONS AFFECTING VOTING:
    If a country's laws allow a company in that country to block the sale of the company's shares by a shareholder in advance of a shareholder meeting, AIM will not vote in shareholder meetings held in that country, unless the company represents that it will not block the sale of its shares in connection with the meeting. Administrative or other procedures, such as securities lending, may also cause AIM to refrain from voting. Although AIM considers proxy voting to be an important shareholder right, the proxy committee will not impede a portfolio manager's ability to trade in a stock in order to vote at a shareholder meeting.

     III.       CONFLICT OF INTEREST:
    The proxy committee reviews each proxy to assess the extent to which there may be a material conflict between AIM's interests and those of advisory clients. A potential conflict of interest situation may include where AIM or an affiliate manages assets for, administers an employee benefit plan for, provides other financial products or services to, or otherwise has a material business relationship with, a company whose management is soliciting proxies, and failure to vote proxies in favor of management of the company may harm AIM's relationship with the company. In order to avoid


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    even the appearance of impropriety, the proxy committee will not take AIM's relationship with the company into account, and will vote the company's proxies in the best interest of the advisory clients, in accordance with these proxy policies and procedures. In the event that AIM's proxy policies and voting record do not guide the proxy committee's vote in a situation where a conflict of interest exists, the proxy committee will vote the proxy in the best interest of the advisory clients, and will provide information regarding the issue to the Funds' Board of Trustees in the next quarterly report. To the extent that a committee member has any conflict of interest with respect to a company or an issue presented, that committee member should inform the proxy committee of such conflict and abstain from voting on that company or issue.

    IV. FUND OF FUNDS:
    When an AIM Fund that invests in another AIM Fund(s) has the right to vote on the proxy of the underlying AIM Fund, AIM will seek guidance from the Board of Trustees of the investing AIM Fund on how to vote such proxy.


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                            CLEARBRIDGE ADVISORS LLC
          SUCCESSOR IN INTEREST TO CITIGROUP ASSET MANAGEMENT(1) (CAM))
                      PROXY VOTING POLICIES AND PROCEDURES

The following is a brief overview of the Proxy Voting Policies and Procedures (the "Policies") that CAM has adopted to seek to ensure that CAM votes proxies relating to equity securities in the best interest of clients.

CAM votes proxies for each client account with respect to which it has been authorized to vote proxies. In voting proxies, CAM is guided by general fiduciary principles and seeks to act prudently and solely in the best interest of clients. CAM attempts to consider all factors that could affect the value of the investment and will vote proxies in the manner that it believes will be consistent with efforts to maximize shareholder values. CAM may utilize an external service provider to provide it with information and/or a recommendation with regard to proxy votes. However, the CAM adviser (business unit) continues to retain responsibility for the proxy vote.

In the case of a proxy issue for which there is a stated position in the Policies, CAM generally votes in accordance with such stated position. In the case of a proxy issue for which there is a list of factors set forth in the Policies that CAM considers in voting on such issue, CAM votes on a case-by-case basis in accordance with the general principles set forth above and considering such enumerated factors. In the case of a proxy issue for which there is no stated position or list of factors that CAM considers in voting on such issue, CAM votes on a case-by-case basis in accordance with the general principles set forth above. Issues for which there is a stated position set forth in the Policies or for which there is a list of factors set forth in the Policies that CAM considers in voting on such issues fall into a variety of categories, including election of directors, ratification of auditors, proxy and tender offer defenses, capital structure issues, executive and director compensation, mergers and corporate restructurings, and social and environmental issues. The stated position on an issue set forth in the Policies can always be superseded, subject to the duty to act solely in the best interest of the beneficial owners of accounts, by the investment management professionals responsible for the account whose shares are being voted. Issues applicable to a particular industry may cause CAM to abandon a policy that would have otherwise applied to issuers generally. As a result of the independent investment advisory services provided by distinct CAM business units, there may be occasions when different business units or different portfolio managers within the same business unit vote differently on the same issue. A CAM business unit or investment team (e.g. CAM's Social Awareness Investment team) may adopt proxy voting policies that supplement these policies and procedures. In addition, in the case of Taft-Hartley clients, CAM will comply with a client direction to vote proxies in accordance with Institutional Shareholder Services' (ISS) PVS Voting Guidelines, which ISS represents to be fully consistent with AFL-CIO guidelines.

In furtherance of CAM's goal to vote proxies in the best interest of clients, CAM follows procedures designed to identify and address material conflicts that may arise between CAM's interests and those of its clients before voting proxies on behalf of such clients. To seek to identify conflicts of interest, CAM periodically notifies CAM employees in writing that they are under an obligation
(i) to be aware of the potential for conflicts of interest on the part of CAM with respect to voting proxies on behalf of client accounts both as a result of their personal relationships and due to special circumstances that may arise during the conduct of CAM's business, and (ii) to bring conflicts of interest of which they become aware to the attention of CAM's compliance personnel. CAM also maintains and considers a list of significant CAM relationships that could present a conflict of interest for CAM in voting proxies. CAM is also sensitive to the fact that a significant, publicized relationship between an issuer and a non-CAM Legg Mason affiliate might appear to the public to influence the manner in which CAM decides to vote a proxy with respect to such issuer. Absent special circumstances or a significant, publicized non-CAM Legg Mason affiliate relationship that CAM for prudential reasons treats as a potential conflict of interest because such relationship might appear to the public to influence the manner in which CAM decides to vote a proxy, CAM generally takes the position that relationships between a non-CAM Legg Mason affiliate and an issuer (e.g. investment management relationship between an issuer and a non-CAM Legg Mason affiliate) do not present a conflict of interest for CAM in voting proxies with respect to such issuer. Such position is based on the fact that CAM is operated as an independent business unit from other Legg Mason business units as well as on the existence of information barriers between CAM and certain other Legg Mason business units.

CAM maintains a Proxy Voting Committee to review and address conflicts of interest brought to its attention by CAM compliance personnel. A proxy issue that will be voted in accordance with a stated CAM position on such issue or in accordance with the recommendation of an independent third party is not brought to the attention of the Proxy Voting Committee for a conflict of interest review because CAM's position is that to the extent a conflict of interest issue


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exists, it is resolved by voting in accordance with a pre-determined policy or in accordance with the recommendation of an independent third party. With respect to a conflict of interest brought to its attention, the Proxy Voting Committee first determines whether such conflict of interest is material. A conflict of interest is considered material to the extent that it is determined that such conflict is likely to influence, or appear to influence, CAM's decision-making in voting proxies. If it is determined by the Proxy Voting Committee that a conflict of interest is not material, CAM may vote proxies notwithstanding the existence of the conflict.

If it is determined by the Proxy Voting Committee that a conflict of interest is material, the Proxy Voting Committee is responsible for determining an appropriate method to resolve such conflict of interest before the proxy affected by the conflict of interest is voted. Such determination is based on the particular facts and circumstances, including the importance of the proxy issue and the nature of the conflict of interest.

(1) Citigroup Asset Management comprises CAM North America, LLC, Salomon Brothers Asset Management Inc, Smith Barney Fund Management LLC, and other affiliated investment advisory firms. On December 1, 2005, Citigroup Inc. ("Citigroup") sold substantially all of its worldwide asset management business, Citigroup Asset Management, to Legg Mason, Inc. ("Legg Mason"). As part of this transaction, CAM North America, LLC, Salomon Brothers Asset Management Inc and Smith Barney Fund Management LLC became wholly-owned subsidiaries of Legg Mason. Under a licensing agreement between Citigroup and Legg Mason, the names of CAM North America, LLC, Salomon Brothers Asset Management Inc, Smith Barney Fund Management LLC and their affiliated advisory entities, as well as all logos, trademarks, and service marks related to Citigroup or any of its affiliates ("Citi Marks") are licensed for use by Legg Mason. Citi Marks include, but are not limited to, "Citigroup Asset Management," "Salomon Brothers Asset Management" and "CAM". All Citi Marks are owned by Citigroup, and are licensed for use until no later than one year after the date of the licensing agreement. Legg Mason and its subsidiaries, including CAM North America, LLC, Salomon Brothers Asset Management Inc, and Smith Barney Fund Management LLC are not affiliated with Citigroup.

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                        COLUMBIA MANAGEMENT ADVISORS, LLC
                          POLICY AND PROCEDURES MANUAL
                             805 PROXY VOTING POLICY
POLICY SUMMARY
Columbia Management Advisors, LLC ("CMA") has adopted and implemented the following policies and procedures, which it believes are reasonably designed to:
(1) ensure that proxies are voted in the best economic interest of clients and
(2) address material conflicts of interest that may arise. CMA will provide clients with a copy of its policies and procedures, as they may be updated from time to time, upon request. Information regarding CMA's proxy voting decisions is confidential. Therefore, the information may be shared on a need to know basis only, including within CMA. Advisory clients, including mutual funds' and other funds' boards, may obtain information on how their proxies were voted by CMA. However, CMA will not selectively disclose its investment company clients' proxy voting records to third parties; the investment company clients' proxy records will be disclosed to shareholders by publicly-available annual filings or each investment company's proxy voting record for 12-month periods ending June 30th.

This policy applies primarily to the investment and operations groups, as well as Compliance Risk Management and Legal. Business groups to which this policy applies and Compliance Risk Management must adopt written policies and procedures to implement it.

POLICY:
All proxies regarding client securities for which CMA has authority to vote will, unless CMA determines in accordance with policies stated below to refrain from voting, be voted in a manner considered by CMA to be in the best interest of CMA's clients without regard to any resulting benefit or detriment to CMA or its affiliates. The best interest of clients is defined for this purpose as the interest of enhancing or protecting the economic value of client accounts, considered as a group rather than individually, as CMA determines in its sole and absolute discretion. In the event a client believes that its other interests require a different vote, CMA will vote as the client clearly instructs, provided CMA receives such instructions in time to act accordingly.

CMA endeavors to vote, in accordance with this Policy, all proxies of which it becomes aware, subject to the following general exceptions (unless otherwise agreed) when CMA expects to routinely refrain from voting:

1. Proxies will usually not be voted in cases where the security has been loaned from the Client's account.
2. Proxies will usually not be voted in cases where
   CMA deems the costs to the Client and/or the administrative inconvenience of voting the security outweigh the benefit of doing so (e.g., international issuers which impose share blocking restrictions).

CMA seeks to avoid the occurrence of actual or apparent material conflicts of interest in the proxy voting process by voting in accordance with predetermined voting guidelines and observing other procedures that are intended to guard against and manage conflicts of interest (refer to Section III, Conflicts of Interest below).

PROCEDURES AND CONTROLS:
I. PROXY COMMITTEE
CMA has established a Proxy Committee whose standing members will include senior investment management personnel, who participate as voting authorities on the Committee. Each standing member may designate a senior portfolio manager or a senior analyst officer to act as a substitute in a given matter on their behalf. Additionally, the Proxy Committee regularly involves other associates (e.g., Mutual Funds' Chief Compliance Officer, Legal representative, Compliance Risk Management representative) who participate as needed to enable effective execution of the Committee's responsibilities.

The Proxy Committee's functions include, in part,

         (a) direction of the vote on proposals where there has been a recommendation to the Committee not to vote according to the predetermined Voting Guidelines (stated in Appendix A) or on proposals which require special, individual consideration in accordance with
         Section IV.C;

         (b) review at least annually of this Proxy Voting Policy and Procedure to ensure consistency with internal policies, client disclosures and regulatory requirements;


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         (c) review at least annually of existing Voting Guidelines and the need for development of additional Voting Guidelines to assist in the review of proxy proposals; and

         (d) development and modification of Voting Procedures, as stated in
         Section VI, as it deems appropriate or necessary.

The Proxy Committee has established a charter, which sets forth the Committee's purpose, membership and operation. The Committee's charter is consistent, in all material respects, with this policy and procedure.

II. CMA'S INVESTMENT ASSOCIATES
Under CMA's Voting Guidelines, certain matters must be determined on a case-by-case basis. In general, the Proxy Department will refer these matters first to the relevant CMA research analyst. If there is not a research analyst assigned to the particular security, the matter will be referred to the appropriate portfolio manager.

In considering a particular proxy matter, the research analyst or portfolio manager must vote in the clients' best interest as defined above. Information regarding CMA's proxy voting decisions is confidential information. Therefore, research analysts and portfolio managers generally must not discuss proxy votes with any person outside of CMA and within CMA on a need to know basis only.

Research analysts and portfolio managers must discharge their responsibilities consistent with the obligations set forth below (refer to Management of Conflicts of Interest - Additional Procedures). A research analyst or portfolio manager must disclose in writing any inappropriate attempt to influence their recommendation or any other personal interest that they have with the issuer (see Conflicts of Interest Disclosure and Certification Form - Appendix B to this policy). For each Proxy Referral (defined below), the research analyst or portfolio manager is responsible for memorializing their recommendation on the Proxy Voting Recommendation Form (see Appendix C to this policy) and communicating it to the Proxy Department.

Research analysts and portfolio managers should seek advice from Compliance Risk Management or Legal with respect to any questions that they have regarding personal conflicts of interests, communications regarding proxies, or other related matters.

III. CONFLICTS OF INTEREST
For purposes of this policy, a material conflict of interest is a relationship or activity engaged in by CMA, a CMA affiliate(1), or a CMA associate that creates an incentive (or appearance thereof) to favor the interests of CMA, the affiliate, or associate, rather than the clients' interests. For example, CMA may have a conflict of interest if either CMA has a significant business relationship with a company that is soliciting a proxy, or if a CMA associate involved in the proxy voting decision-making process has a significant personal or family relationship with the particular company. A conflict of interest is considered to be "material" to the extent that a reasonable person could expect the conflict to influence CMA's decision on the particular vote at issue. In all cases where there is deemed to be a material conflict of interest, CMA will seek to resolve it in the clients' best interests.

For those proxy proposals that: (1) are not addressed by CMA's proxy guidelines;
(2) the guidelines specify the issue must be evaluated and determined on a case-by-case basis; or (3) a CMA investment associate believes that an exception to the guidelines may be in the best economic interest of CMA's clients (collectively, "Proxy Referrals"), CMA may vote the proxy, subject to the conflicts of interest procedures set forth below.

In the case of Proxy Referrals, Compliance Risk Management will collect and review any information deemed reasonably appropriate to evaluate if CMA or any person participating in the proxy voting decision-making process has, or has the appearance of, a material conflict of interest. CMA investment personnel involved in the particular Proxy Referral must report any personal conflict of interest circumstances to Columbia Management's Conflicts Officer in writing (see Appendix B - "Conflicts of Interest Disclosure and Certification Form"). Compliance Risk Management will consider information about CMA's significant business relationships, as well as other relevant information. The information considered by Compliance Risk Management may include information regarding: (1) CMA client and other business relationships; (2) any relevant personal

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(1) Bank of America Corporation ("BAC"), the ultimate corporate parent of CMA, Bank of America, N.A. and all of their numerous affiliates owns, operates and has interests in many lines of business that may create or give rise to the appearance of a conflict of interest between BAC or its affiliates and those of Firm-advised clients. For example, the commercial and investment banking business lines may have interests with respect to issuers of voting securities that could appear to or even actually conflict with CMA's duty, in the proxy voting process, to act in the best economic interest of its clients.

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conflicts; and (3) communications between investment professionals and parties outside the CMA investment division regarding the proxy matter. Compliance Risk Management will consult with relevant experts, including legal counsel, as necessary.

If Compliance Risk Management determines that it reasonably believes (1) CMA has a material conflict of interest, or (2) certain individuals should be recused from participating in the proxy vote at issue, Compliance Risk Management will inform the Chair of the Proxy Committee. Where a material conflict of interest is determined to have arisen in the proxy voting process, CMA's policy is to invoke one or more of the following conflict management procedures:

1. Causing the proxies to be voted in accordance with the recommendations of an independent third party (which generally will be CMA's proxy voting agent);
2. Causing the proxies to be delegated to a qualified, independent third party, which may include CMA's proxy voting agent.
3. In unusual cases, with the Client's consent and upon ample notice, forwarding the proxies to CMA's clients so that they may vote the proxies directly.

AFFILIATE INVESTMENT COMPANIES AND PUBLIC COMPANIES

CMA considers (1) proxies solicited by open-end and closed-end investment companies for which CMA or an affiliate serves as an investment adviser or principal underwriter; and (2) proxies solicited by Bank of America or other public companies within the BAC organization to present a material conflict of interest for CMA. Consequently, the proxies of such affiliates will be voted following one of the conflict management procedures discussed above.

MANAGEMENT OF CONFLICTS OF INTEREST - ADDITIONAL PROCEDURES

BAC as well as CMA has various compliance policies and procedures in place in order to address any material conflicts of interest that might arise in this context.

1. BAC's enterprise-wide Code of Ethics specifically prohibits the flow of certain business-related information between associates on the commercial and/or investment banking side of the corporation and associates charged with trust or non-trust fiduciary responsibilities, including investment decision-making and proxy voting.
2. In addition, BAC has adopted "Global Policies and Procedures Regarding Information Walls and Inside Information." Pursuant to these policies and procedures, "information barriers" have been established between various BAC business lines designed to prohibit the passage of certain information across those barriers.
3. Within CMA, CMA's Code of Ethics affirmatively requires that associates of CMA act in a manner whereby no actual or apparent conflict of interest may be seen as arising between the associate's interests and those of CMA's Clients.
4. By assuming his or her responsibilities pursuant to this Policy, each member of the Proxy Committee (including the chairperson) and any CMA or BAC associate advising or acting under the supervision or oversight of the Proxy Committee undertakes:

    O To disclose in writing to Columbia Management Conflicts of Interest Officer (within Compliance Risk Management) any actual or apparent personal material conflicts of interest which he or she may have (e.g., by way of substantial ownership of securities, relationships with nominees for directorship, members of an issuer's or dissident's management or otherwise) in determining whether or how CMA will vote proxies. Additionally, each member must disclose any direct, indirect or perceived influence or attempt to influence such action which the member or associate views as being inconsistent with the purpose or provisions of this Policy or the Code of Ethics of CMA or BAC. In the event any member of the Proxy Committee has a conflict of interest regarding a given matter, he or she will abstain from participating in the Committee's determination of whether and/or how to vote in the matter; and

    O To refrain from taking into consideration, in the decision as to whether or how CMA will vote proxies:
       O The existence of any current or prospective material business relationship between CMA, BAC or any of their affiliates, on one hand, and any party (or its affiliates) that is soliciting or is otherwise interested in the proxies to be voted, on the other hand; and/or

5. In certain circumstances, CMA follows the proxy guidelines and uses other research services provided by Institutional Shareholder Services, Inc. ("ISS") or another independent third party. CMA has undertaken a review of ISS' conflicts of interest procedures, and will continue to monitor them on an ongoing basis. In the event that CMA determines that it would be appropriate to use another third party, it will undertake a similar conflicts of interest assessment review.

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IV. PROXY VOTING GUIDELINES
A.  CMA'S PROXY VOTING GUIDELINES - GENERAL PRACTICES.
The Proxy Committee has adopted the guidelines for voting proxies specified in Appendix A of this policy. CMA uses an independent, third-party vendor (currently ISS), to implement its proxy voting process as CMA's proxy voting agent. In general, whenever a vote is solicited, ISS will execute the vote according to CMA's Voting Guidelines.

B. ABILITY TO VOTE PROXIES OTHER THAN AS PROVIDED BY VOTING GUIDELINES.
A Portfolio Manager or other party involved with a client's account may conclude that the best interest of the firm's client, as defined above, requires that a proxy be voted in a manner that differs from the predetermined proxy Voting Guidelines. In this situation, he or she will request that the Proxy Committee consider voting the proxy other than according to such Guidelines. If any person, group, or entity requests the Proxy Committee (or any of its members) vote a proxy other than according to the predetermined Voting Guidelines, that person will furnish to the Proxy Committee a written explanation of the reasons for the request and a description of the person's, group's, or entity's relationship, if any, with the parties proposing and/or opposing the matter's adoption using the Proxy Voting Recommendation Form (see Appendix C of this policy). The Proxy Committee may consider the matter, subject to the conflicts of interest procedures discussed above.

C. OTHER PROXY PROPOSALS
For the following categories of proposals, either the Proxy Committee will determine how proxies related to all such proposals will be voted, or the proxies will be voted in accordance with ISS' or a an individual client's guidelines.

1. NEW PROPOSALS. For each new type of proposal that is expected to be proposed to shareholders of multiple companies, the Proxy Committee will develop a Voting Guideline which will be incorporated into this Policy.
2. ACCOUNTS ADHERING TO TAFT HARTLEY PRINCIPLES. All proposals for these accounts will be voted according to the Taft Hartley Guidelines developed by ISS.
3. ACCOUNTS ADHERING TO SOCIALLY RESPONSIBLE PRINCIPLES. All proposals for these accounts will be voted according to the Socially Responsible Guidelines developed by ISS or as specified by the client.
4. PROXIES OF INTERNATIONAL ISSUERS WHICH BLOCK SECURITIES SALES BETWEEN THE TIME A SHAREHOLDER SUBMITS A PROXY AND THE VOTE. In general, CMA will refrain from voting such securities. However, in the exceptional circumstances that CMA determines that it would be appropriate to vote such proxies, all proposals for these securities will be voted only on the specific instruction of the Proxy Committee and to the extent practicable in accordance with the Voting Guidelines set forth in this Policy.
5. PROXIES OF INVESTMENT COMPANY SHARES. Proposals on issues other than those specified in Section V.A will be voted on the specific instruction of the Proxy Committee.
6. ACCOUNTS MANAGED BY CMA'S QUANTITATIVE STRATEGIES GROUP. When an issue is held only within an account managed by CMA's Quantitative Strategies Group and not in any other account within CMA, all proposals shall be voted according to the guidelines developed by ISS or as specified by the client.
7. EXECUTIVE/DIRECTOR COMPENSATION. Except as provided in Appendix A, proposals relating to compensation of any executive or director will be voted as recommended by ISS or as otherwise directed by the Proxy Committee.
8. PREEMPTIVE RIGHTS. Proposals to create or eliminate shareholder preemptive rights. In evaluating these proposals the Proxy Committee will consider the size of the company and the nature of its shareholder base.

V.  VOTING PROCEDURES
The Proxy Committee has developed the following procedures to aid the voting of proxies according to the Voting Guidelines. The Proxy Committee may revise these procedures from time to time, as it deems necessary or appropriate to effect the purposes of this Policy.

1. CMA will use an independent, third-party vendor (currently ISS), to implement its proxy voting process as CMA's proxy voting agent. This retention is subject to CMA continuously assessing the vendor's independence from CMA and its affiliates, and the vendor's ability to perform its responsibilities (and, especially, its responsibility to vote client proxies in accordance with CMA's proxy voting guidelines) free of any actual, potential or apparent material conflicts of interests that may arise between the interests of the vendor, its affiliates, the vendor's other clients and the owners, officers or employees of any such firm, on the one hand, and CMA's clients, on the other hand. As means of performing this assessment,


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    CMA will require various reports and notices from the vendor, as well as periodic audits of the vendor's voting record and other due diligence.
2. ISS will provide proxy analysis and record keeping services in addition to voting proxies on behalf of CMA in accordance with this Policy.
3. On a daily basis CMA will send to ISS a holdings file detailing each equity holding held in all accounts over which CMA has voting authority. Information regarding equity holdings for international portfolios will be sent weekly.
4. ISS will receive proxy material information from Proxy Edge or the custodian bank for the account. This will include issues to be voted upon, together with a breakdown of holdings for CMA accounts. ISS will then reconcile information it receives from CMA with information that it has received from Proxy Edge and custodian banks. Any discrepancies will be promptly noted and resolved by ISS, with notice to CMA.
5. Whenever a vote is solicited, ISS will execute the vote according to CMA's Voting Guidelines previously delivered by CMA to ISS as set forth in Appendix A.
      O If ISS is unsure how to vote a particular proxy, ISS will issue a request for voting instructions to CMA over a secure website. CMA personnel will check this website regularly. The request will be accompanied by a recommended vote. The recommended vote will be based upon ISS' understanding of the Voting Guidelines previously delivered to ISS. CMA will promptly provide ISS with any amendments or modifications to the Voting Guidelines if necessary. CMA will return a final instruction to vote to ISS, which ISS will record with Proxy Edge or the custodian bank as our agent.
6. Each time that ISS will send CMA a request to vote, the request will be accompanied by the recommended vote determined in accordance with CMA's Voting Guidelines. ISS will vote as indicated in the request unless the client has reserved discretion, the Proxy Committee determines that the best interest of clients requires another vote, or the proposal is a matter as to which the Proxy Committee affords special, individual consideration under
    Section V.C. In such situations, ISS will vote based on the direction of the client or the Proxy Committee, as the case may be. The interests of CMA's Taft Hartley or Socially Responsible clients may impact a proposal that normally should be voted in a certain way. ISS will inform CMA of all proposals having impact on its Taft Hartley and or Socially Responsible clients. The Proxy Voting Committee will be consulted before a vote is placed in cases where Taft Hartley or Socially Responsible issues are presented.
7. ISS will have procedures in place to ensure that a vote is cast on every security holding maintained by CMA on which a vote is solicited unless otherwise directed by the Proxy Committee. On a yearly basis, or as required by our clients CMA will receive a report from ISS detailing CMA's voting for the previous period.

VI. SUPERVISION
Managers and supervisory personnel are responsible for ensuring that their associates understand and follow this policy and any applicable procedures adopted by the business group to implement the policy. The Proxy Committee has ultimate responsibility for the implementation of this Policy.

VII. ESCALATION
With the exception of conflicts of interest-related matters, issues arising under this policy should be escalated to the Proxy Committee. Issues involving potential or actual conflicts of interest should be promptly communicated to Compliance Risk Management or Legal. Compliance Risk Management will notify the Funds' Chief Compliance Officer(s), if a material conflict of interest is deemed to have arisen with respect to the fund.

VIII. MONITORING
The Investment Operations group is primarily responsible for overseeing the day-to-day operations of the proxy voting process. The Investment Operations group's monitoring will take into account the following elements: (1) periodic review of ISS votes to ensure that ISS is accurately voting consistent with CMA's Proxy Guidelines; and (2) review of fund website to ensure that annual reports are posted in a timely and accurate manner. Additionally, CMA will periodically review ISS' conflicts of interest policies.

IX. AVAILABILITY OF PROXY POLICY AND VOTING RECORD
A summary disclosure regarding the provisions of this Policy is available in CMA's Form ADV. Upon receipt of a Client's request for more information, CMA will provide to the Client a copy of this Policy and/or how CMA voted proxies for the Client pursuant to this Policy for up to a one-year period. It is CMA's policy not to disclose how it voted a client's proxy to third parties.

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With respect to its investment company clients, CMA will not selectively disclose its investment company clients' proxy voting records; rather, CMA will disclose such information by publicly available annual filings. CMA will create and maintain records of each investment company's proxy record for 12-month periods ended June 30th. CMA will compile the following information for each matter relating to a portfolio security considered at any shareholder meeting during the period covered by the annual report and which the company was entitled to vote:

O The name of the issuer of the security;
O The exchange ticker symbol of the portfolio security (is symbol is available through reasonably practicable means);
O The Council on Uniform Securities Identification Procedures number for the portfolio security (if number is available through reasonably practicable means);
O The shareholder meeting date;
O A brief identification of the matter voted on;
O Whether the matter was proposed by the issuer or by a security holder;
O Whether the company cast its vote on the matter;
O How the company cast its vote (e.g., for or against proposal, or abstain;
  for or withhold regarding the election of directors); and O Whether the company cast its vote for or against management.

OTHER RECORD KEEPING REQUIREMENTS
Business groups and support partners are responsible for maintaining all records necessary to evidence compliance with this policy. The records must be properly maintained and readily accessible in order to evidence compliance with this policy.

These records include:

O   Proxy Committee Meeting Minutes and Other Materials
O Analysis and Supporting Materials of Investment Management Personnel Concerning Proxy Decisions and Recommendations
O Conflicts of Interest Review Documentation, including Conflicts of Interest Forms
O   Client Communications Regarding Proxy Matters

Records should be retained for a period of not less than six years. Records must be retained in an appropriate office of CM for the first three years.

                     APPENDIX A - CMA'S PROXY VOTING POLICY
                             CMA'S VOTING GUIDELINES
A. THE PROXY COMMITTEE HAS ADOPTED THE FOLLOWING GUIDELINES FOR VOTING PROXIES:
1. MATTERS RELATING TO THE BOARD OF DIRECTORS/CORPORATE GOVERNANCE

CMA generally will vote FOR:
O Proposals for the election of directors or for an increase or decrease in the number of directors, provided that no more than one-third of the Board of Directors would, presently or at any time during the previous three-year period, be from management.
    However, CMA generally will WITHHOLD votes from pertinent director nominees if:
    (i) the board as proposed to be constituted would have more than one-third of its members from management;
    (ii)the board does not have audit,
        nominating, and compensation committees composed solely of directors who qualify as being regarded as "independent," i.e. having no material relationship, directly or indirectly, with the Company, as CMA's proxy voting agent may determine (subject to the Proxy Committee's contrary determination of independence or non-independence);
   (iii)the nominee, as a member of the audit committee, permitted the company to incur excessive non-audit fees (as defined below regarding other business matters -- ratification of the appointment of auditors);
    (iv)a director serves on more than six public company boards;
     (v)the CEO serves on more than two public company boards other than the company's board.

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    On a CASE-BY-CASE basis, CMA may WITHHOLD votes for a director nominee who has failed to observe good corporate governance practices or, through specific corporate action or inaction (e.g. failing to implement policies for which a majority of shareholders has previously cast votes in favor), has demonstrated a disregard for the interests of shareholders.
O Proposals requesting that the board audit, compensation and/or nominating committee be composed solely of independent directors. The Audit Committee must satisfy the independence and experience requirements established by the Securities and Exchange Commission ("SEC") and the New York Stock Exchange, or appropriate local requirements for foreign securities. At least one member of the Audit Committee must qualify as a "financial expert" in accordance with SEC rules.
O Proposals to declassify a board, absent special circumstances that would indicate that shareholder interests are better served by a classified board structure.


CMA generally will vote FOR:
O Proposals to create or eliminate positions or titles for senior management. CMA generally prefers that the role of Chairman of the Board and CEO be held by different persons unless there are compelling reasons to vote AGAINST a proposal to separate these positions, such as the existence of a counter-balancing governance structure that includes at least the following elements in addition to applicable listing standards:
    O   Established governance standards and guidelines.
    O Full board composed of not less than two-thirds "independent" directors, as defined by applicable regulatory and listing standards.
    O Compensation, as well as audit and nominating (or corporate governance) committees composed entirely of independent directors.
    O A designated or rotating presiding independent director appointed by and from the independent directors with the authority and responsibility to call and preside at regularly and, as necessary, specially scheduled meetings of the independent directors to be conducted, unless the participating independent directors otherwise wish, in executive session with no members of management present.
    O Disclosed processes for communicating with any individual director, the presiding independent director (or, alternatively, all of the independent directors, as a group) and the entire board of directors, as a group.
    O The pertinent class of the Company's voting securities has out-performed, on a three-year basis, both an appropriate peer group and benchmark index, as indicated in the performance summary table of the Company's proxy materials. This requirement shall not apply if there has been a change in the Chairman/CEO position within the three-year period.

O Proposals that grant or restore shareholder ability to remove directors with or without cause.
O Proposals to permit shareholders to elect directors to fill board vacancies.
O Proposals that encourage directors to own a minimum amount of company stock.
O Proposals to provide or to restore shareholder appraisal  rights.
O Proposals to adopt cumulative voting.
O Proposals for the company to adopt confidential voting.


CMA will generally vote FOR shareholder proposals calling for majority voting thresholds for director elections unless the company has adopted formal corporate governance principles that present a meaningful alternative to the majority voting standard and/or provides an adequate response to both new nominees as well as incumbent nominees who fail to receive a majority of votes cast.

CMA generally will vote AGAINST:
O Proposals to classify boards, absent special circumstances indicating that shareholder interests would be better served by a classified board structure.
O Proposals that give management the ability to alter the size of the board without shareholder approval.
O Proposals that provide directors may be removed only by supermajority vote. O Proposals to eliminate cumulative voting.
O Proposals which allow more than one vote per share in the election of directors.


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O Proposals that provide that only continuing directors may elect replacements to fill board vacancies.
O Proposals that mandate a minimum amount of company stock that directors must own.
O Proposals to limit the tenure of non-management directors.


CMA will vote on a CASE-BY-CASE basis in contested elections of directors.

CMA generally will vote on a CASE-BY-CASE basis on board approved proposals relating to corporate governance. Such proposals include, but are not limited to:
O Reimbursement of proxy solicitation expenses taking into consideration whether or not CMA was in favor of the dissidents.
O Proxy contest advance notice. CMA generally will vote FOR proposals that allow shareholders to submit proposals as close to the meeting date as possible while allowing for sufficient time for Company response, SEC review, and analysis by other shareholders.
O CMA will vote on a CASE-BY-CASE basis to indemnify directors and officers, and AGAINST proposals to indemnify external auditors.
O CMA will vote FOR the indemnification of internal auditors, unless the costs associated with the approval are not disclosed.

2. COMPENSATION

CMA generally will vote FOR management sponsored compensation plans (such as bonus plans, incentive plans, stock option plans, pension and retirement benefits, stock purchase plans or thrift plans) if they are consistent with industry and country standards. However, CMA generally is opposed to compensation plans that substantially dilute ownership interest in a company, provide participants with excessive awards, or have objectionable structural features. Specifically, for equity-based plans, if the proposed number of shares authorized for option programs (excluding authorized shares for expired options) exceeds an average of 5% of the currently outstanding shares over the previous three years or an average of 3% over the previous three years for directors only, the proposal should be referred to the Proxy Committee. The Committee will then consider the circumstances surrounding the issue and vote in the best interest of CMA's clients. CMA requires that management provide substantial justification for the repricing of options.


CMA generally will vote FOR:
O Proposals requiring that executive severance arrangements be submitted for shareholder ratification.
O   Proposals asking a company to expense stock options.
O   Proposals to put option repricings to a shareholder vote.
O Employee stock purchase plans that have the following features: (i) the shares purchased under the plan are acquired for no less than 85% of their market value, (ii) the offering period under the plan is 27 months or less, and (iii) dilution is 10% or less.
O Proposals for the remuneration of auditors if no more than 33% of the compensation costs comes from non audit activity.


CMA generally will vote AGAINST:
O Stock option plans that permit issuance of options with an exercise price below the stock's current market price, or that permit replacing or repricing of out-of-the money options.
O Proposals to authorize the replacement or repricing of out-of-the money options.
O Proposals requesting that plan administrators have advance authority to amend the terms of a plan without detailed disclosure of the specific amendments. When sufficient details are provided on the amendments permitted by the advance authority, CMA will recommend on such proposals on a CASE-BY-CASE basis


CMA will vote on a CASE-BY-CASE basis proposals regarding approval of specific executive severance arrangements.

3. CAPITALIZATION

CMA generally will vote FOR:


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O Proposals to increase the authorized shares for stock dividends, stock splits (and reverse stock splits) or general issuance, unless proposed as an anti-takeover measure or a general issuance proposal increases the authorization by more than 30% without a clear need presented by the company. Proposals for reverse stock splits should include an overall reduction in authorization.
    For companies recognizing preemptive rights for existing shareholders, CMA generally will vote FOR general issuance proposals that increase the authorized shares by more than 30%. CMA will vote on a CASE-BY-CASE basis all such proposals by companies that do not recognize preemptive rights for existing shareholders.
O Proposals for the elimination of authorized but unissued shares or retirement of those shares purchased for sinking fund or treasury stock.
O Proposals to institute/renew open market share repurchase plans in which all shareholders may participate on equal terms.
O Proposals to reduce or change the par value of common stock, provided the number of shares is also changed in order to keep the capital unchanged.

CMA will evaluate on a CASE-BY-CASE basis proposals regarding:
O Management proposals that allow listed companies to de-list and terminate the registration of their common stock. CMA will determine whether the transaction enhances shareholder value by giving consideration to:
    O   Whether the company has attained benefits from being publicly traded.
    O   Cash-out value
    O   Balanced interests of continuing vs. cashed-out shareholders
    O   Market reaction to public announcement of transaction


4. MERGERS, RESTRUCTURINGS AND OTHER TRANSACTIONS

CMA will review, on a CASE-BY-CASE basis, business transactions such as mergers, acquisitions, reorganizations, liquidations, spinoffs, buyouts and sale of all or substantially all of a company's assets.

5. ANTI-TAKEOVER MEASURES
CMA generally will vote AGAINST proposals intended largely to avoid acquisition prior to the occurrence of an actual event or to discourage acquisition by creating a cost constraint. With respect to the following measures, CMA generally will vote as follows:

Poison Pills
O CMA votes FOR shareholder proposals that ask a company to submit its poison pill for shareholder ratification.
O CMA generally votes FOR shareholder proposals to eliminate a poison pill. O CMA generally votes AGAINST management proposals to ratify a poison pill.

Greenmail
O CMA will vote FOR proposals to adopt anti-greenmail charter or bylaw amendments or to otherwise restrict a company's ability to make greenmail payments.

Supermajority vote
O CMA will vote AGAINST board-approved proposals to adopt anti-takeover measures such as supermajority voting provisions, issuance of blank check preferred stock, the creation of a separate class of stock with disparate voting rights and charter amendments adopting control share acquisition provisions.

Control Share Acquisition Provisions
O CMA will vote FOR proposals to opt out of control share acquisition statutes.


6. OTHER BUSINESS MATTERS CMA generally will vote FOR:
O Proposals to approve routine business matters such as changing the company's name and procedural matters relating to the shareholder meeting such as approving the minutes of a prior meeting.


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O Proposals to ratify the appointment of auditors, unless any of the following apply in which case CMA will generally vote AGAINST the proposal:
    O  Credible reason exists to question:
        O The auditor's independence, as determined by applicable regulatory requirements.
        O The accuracy or reliability of the auditor's opinion as
          to the company's financial position.
    O Fees paid to the auditor or its affiliates for "non-audit" services were excessive, i.e., in excess of the total fees paid for "audit," "audit-related" and "tax compliance" and/or "tax return preparation" services, as disclosed in the company's proxy materials.
O Bylaw or charter changes that are of a housekeeping nature (e.g., updates or corrections).
O Proposals to approve the annual reports and accounts provided the certifications required by the Sarbanes Oxley Act of 2002 have been provided.


CMA generally will vote AGAINST:
O Proposals to eliminate the right of shareholders to act by written consent or call special meetings.
O Proposals providing management with authority to adjourn an annual or special shareholder meeting absent compelling reasons, or to adopt, amend or repeal bylaws without shareholder approval, or to vote unmarked proxies in favor of management.
O Shareholder proposals to change the date, time or location of the company's annual meeting of shareholders.


CMA will vote AGAINST:
O Authorization to transact other unidentified substantive (as opposed to procedural) business at a meeting.


CMA will vote on a CASE-BY-CASE basis:
O Proposals to change the location of the company's state of incorporation. CMA considers whether financial benefits (e.g., reduced fees or taxes) likely to accrue to the company as a result of a reincorporation or other change of domicile outweigh any accompanying material diminution of shareholder rights.
O Proposals on whether and how to vote on "bundled" or otherwise conditioned proposals, depending on the overall economic effects upon shareholders.

CMA generally will ABSTAIN from voting on shareholder proposals predominantly involving social, socio-economic, environmental, political or other similar matters on the basis that their impact on share value can rarely be anticipated with any high degree of confidence. CMA may, on a CASE-BY-CASE basis, vote:
O FOR proposals seeking inquiry and reporting with respect to, rather than cessation or affirmative implementation of, specific policies where the pertinent issue warrants separate communication to shareholders; and
O FOR or AGAINST the latter sort of proposal in light of the relative benefits and detriments (e.g. distraction, costs, other burdens) to share value which may be expected to flow from passage of the proposal.

7. OTHER MATTERS RELATING TO FOREIGN ISSUES CMA generally will vote FOR:
O Most stock (scrip) dividend proposals. CMA votes AGAINST proposals that do not allow for a cash option unless management demonstrates that the cash option is harmful to shareholder value.
O Proposals to capitalize the company's reserves for bonus issues of shares or to increase the par value of shares.
O   Proposals to approve control and
    profit transfer agreements between a parent and its subsidiaries.
O Management proposals seeking the discharge of management and supervisory board members, unless there is concern about the past actions of the company's auditors/directors and/or legal action is being taken against the board by other shareholders.
O Management proposals concerning allocation of income and the distribution of dividends, unless the dividend payout ratio has been consistently below 30 percent without adequate explanation or the payout is excessive given the company's financial position.
O Proposals for the adoption of financing plans if they are in the best economicinterests of shareholders.


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CMA will evaluate management proposals to approve protective preference shares for Netherlands located company-friendly foundations proposals on a CASE-BY-CASE basis and will only support resolutions if:

O The supervisory board needs to approve an issuance of shares while the supervisory board is independent within the meaning of CMA' categorization rules and the Dutch Corporate Governance Code.
O No call/put option agreement exists between the company and the foundation.
O There is a qualifying offer clause or there are annual management and supervisory board elections.
O The issuance authority is for a maximum of 18 months.
O The board of the company-friendly foundation is independent.
O The company has disclosed under what circumstances it expects to make use of the possibility to issue preference shares.
O There are no priority shares or other egregious protective or entrenchment tools.
O The company releases its proxy circular, with details of the poison pill proposal, at least three weeks prior to the meeting.
O Art 2:359c Civil Code of the legislative proposal has been implemented.

INVESTMENT COMPANY MATTERS

Election of Directors:
CMA will vote on a CASE-BY-CASE basis proposals for the election of directors, considering the following factors:
O Board structure
O Attendance at board and committee meetings.

CMA will WITHHOLD votes from directors who:
O Attend less than 75 percent of the board and committee meetings without a valid excuse for the absences. Valid reasons include illness or absence due to company business. Participation via telephone is acceptable. In addition, if the director missed only one meeting or one day's meetings, votes should not be withheld even if such absence dropped the director's attendance below 75 percent.
O Ignore a shareholder proposal that is approved by a majority of shares outstanding;
O Ignore a shareholder proposal this is approved by a majority of the votes cast for two consecutive years;
O   Are interested directors and sit on the audit or nominating committee; or
O Are interested directors and the full board serves as the audit or nominating committee or the company does not have one of these committees.


Proxy Contests:
CMA will vote on a CASE-BY-CASE basis proposals for proxy contests, considering the following factors:
O Past performance relative to its peers
O Market inwhich fund invests
O Measures taken by the board to address the pertinent issues
  (e.g., closed-end fund share market value discount to NAV)
O Past shareholder activism, board activity and votes on related proposals
O Strategy of the incumbents versus the dissidents
O Independence of incumbent directors; director nominees
O Experience and skills of director nominees
O Governance profile of the company
O Evidence of management entrenchment


Converting Closed-end Fund to Open-end Fund:
CMA will vote conversion proposals on a CASE-BY-CASE basis, considering the following factors:
O Past performance as a closed-end fund
O Market in which the fund invests
O Measures taken by the board to address the discount


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O Past shareholder activism, board activity, and votes on related proposals.


Investment Advisory Agreements:
CMA will vote investment advisory agreements on a CASE-BY-CASE basis, considering the following factors:
O Proposed and current fee schedules
O Fund category/investment objective
O Performance benchmarks
O Share price performance as compared with peers
O Resulting fees relative to peers
O Assignments (where the adviser undergoes a change of control)


Approving New Classes or Series of Shares:
CMA will vote FOR the establishment of new classes or series of shares. Preferred Stock Proposals:
CMA will vote on a CASE-BY-CASE basis proposals for the authorization for or increase in the preferred shares, considering the following factors:
O Stated specific financing purpose
O Possible dilution for common shares
O Whether the shares can be used for antitakover purposes

Policies Addressed by the Investment Company Act of 1940 ("1940 Act"):

CMA will vote proposals regarding adoption or changes of policies addressed by the 1940 Act on a CASE-BY-CASE basis, considering the following factors:
O Potential competitiveness
O Regulatory developments
O Current and potential returns
O Current and potential risk

CMA generally will vote FOR these amendments as long as the proposed changes do not fundamentally alter the investment focus of the fund and do comply with current SEC interpretations.


Changing a Fundamental Restriction to a Non-fundamental Restriction:
CMA will vote on a CASE-BY-CASE basis proposals to change a fundamental restriction to a nonfundamental restriction, considering the following factors:
O Fund's target investments
O Reasons given by the fund for the change
O Projected impact of the change on the portfolio


Change Fundamental Investment Objective to Non-fundamental:
CMA will vote AGAINST proposals to change a fund's investment objective from fundamental to non-fundamental unless management acknowledges meaningful limitations upon its future requested ability to change the objective


Name Change Proposals:
CMA will vote on a CASE-BY-CASE basis proposals to change a fund's name, considering the following factors:
O Political/economic changes in the target market
O Consolidation in the target market
O Current asset composition

Change in Fund's Subclassification:


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CMA will vote on a CASE-BY-CASE basis proposals to change a fund's subclassification, considering the following factors:
O Potential competitiveness
O Current and potential returns
O Risk of concentration
O Consolidation in target industry

Disposition of Assets/Termination/Liquidation:
CMA will vote on a CASE-BY-CASE basis these proposals, considering the following factors:
O Strategies employed to salvage the company
O Past performance of the fund
O Terms of the liquidation

Changes to the Charter Document:
CMA will vote on a CASE-BY-CASE basis proposals to change the charter document, considering the following factors:
O The degree of change implied by the proposal
O The efficiencies that could result
O The state of incorporation; net effect on shareholder rights
O Regulatory standards and implications

CMA will vote FOR:
O Proposals allowing the Board to impose, without shareholder approval, fees payable upon redemption of fund shares, provided imposition of such fees is likely to benefit long-term fund investors (e.g., by deterring market timing activity by other fund investors)
O Proposals enabling the Board to amend, without shareholder approval, the fund's management agreement(s) with its investment adviser(s) or sub-advisers, provided the amendment is not required by applicable law (including the Investment Company Act of 1940) or interpretations thereunder to require such approval

CMA will vote AGAINST:
O Proposals enabling the Board to:
    O   Change, without shareholder approval the domicile of the fund
    O Adopt, without shareholder approval, material amendments of the fund's declaration of trust or other organizational document


Changing the Domicile of a Fund:
CMA will vote on a CASE-BY-CASE basis proposals to reincorporate, considering the following factors:
O Regulations of both states
O Required fundamental policies of both states
O The increased flexibility available


Authorizing the Board to Hire and Terminate Subadvisors Without Shareholder
Approval:
CMA will vote FOR proposals to enable the Board or Investment Adviser to hire and terminate sub-advisers, without shareholder approval, in accordance with applicable rules or exemptive orders under the Investment Company Act of 1940 Distribution Agreements:
CMA will vote these proposals on a CASE-BY-CASE basis, considering the following factors:
O Fees charged to comparably sized funds with similar objectives
O The proposed distributor's reputation and past performance
O The competitiveness of the fund in the industry
O Terms of the agreement

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Master-Feeder Structure:
O CMA will vote FOR the establishment of a master-feeder structure.


Mergers:
CMA will vote merger proposals on a CASE-BY-CASE basis, considering the following factors:
O Resulting fee structure
O Performance of both funds
O Continuity of management personnel
O Changes in corporate governance and their impact on shareholder rights


Shareholder Proposals to Establish Director Ownership Requirement:
CMA will generally vote AGAINST shareholder proposals that mandate a specific minimum amount of stock that directors must own in order to qualify as a director or to remain on the board. While CMA favors stockownership on the part of directors, the company should determine the appropriate ownership requirement.


Shareholder Proposals to Reimburse Shareholder for Expenses Incurred: CMA will vote on a CASE-BY-CASE basis proposals to reimburse proxy solicitation expenses.


Shareholder Proposals to Terminate the Investment Adviser:
CMA will vote on a CASE-BY-CASE basis proposals to terminate the investment adviser, considering the following factors:
O Performance of the fund's NAV
O The fund's history of shareholder relations
O The performance of other funds under the adviser's management

                                   APPENDIX B
             CONFLICTS OF INTEREST DISCLOSURE AND CERTIFICATION FORM
Conflict Review Questionnaire for Proxy Voting Working Group Members and Other Individuals

Participating in the Proxy Voting Decision-Making Process.

INSTRUCTIONS: Please complete each of the questions. Please provide an explanation for any affirmative responses. Return the completed questionnaire to Columbia Management Conflicts of Interest Officer.

Issuer and Proxy Matter:________________________________________________________

1. Do you or any member of your immediate family have an existing (or potential) business, financial, personal or other relationship with any management personnel of the issuer?
    ____________________________________________
2. Do you or any member of your immediate family have an existing (or potential) business, financial, personal or other relationship with any person participating, supporting, opposing or otherwise connected with the particular proxy proposal (e.g., principals of the issuer; director nominees of issuer company; shareholder activists)?
    ____________________________________________________________________________
3. Have you discussed this particular proxy proposal with anyone outside of Columbia Management's investment group?

4. Are you aware of any other potential
personal conflicts of interest not described above? Please detail below.

Name: __________________________________________________________________________
Signed: ________________________________________________________________________
Date: __________________________________________________________________________


                                   APPENDIX C
           CMA PROXY VOTE RECOMMENDATION/PROXY COMMITTEE REQUEST FORM Name of Investment Associate:


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Company Name: __________________________________________________________________

Overview of Proxy Vote and Meeting Date:________________________________________

Proxy Agenda Item(s)

    Description of Item:________________________________________________________
    (The above information will be pre-populated by the Proxy Department.)

Recommendation (FOR, AGAINST, ABSTAIN) including brief rationale:_______________

Please attach any supporting information other than analysis or reports provided by the Proxy Department.

Signed__________________________________________________________________________

By signing, I am certifying that I either have no conflicts of interest-related information to report or have sent a completed "Conflicts of Interest Disclosure and Certification Form" to Compliance Risk Management (Conflicts Officer).




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                           DAVIS SELECTED ADVISERS, LP
                               ("DAVIS ADVISORS")
                      PROXY VOTING PROCEDURES AND POLICIES
                           AMENDED AS OF APRIL 1, 2004

                                TABLE OF CONTENTS

I.   INTRODUCTION
II.  GUIDING PRINCIPALS
III. FIDUCIARY DUTIES OF CARE AND LOYALTY
IV.  GENERAL PROXY VOTING POLICIES
V.   ENSURING PROXIES ARE VOTED
VI.  IDENTIFYING AND RESOLVING POTENTIAL CONFLICTS OF INTEREST
VII. PROXY OVERSIGHT GROUP
VIII.SHAREHOLDER ACTIVISM
IX. OBTAINING COPIES OF DAVIS ADVISORS' PROXY VOTING PROCEDURES AND POLICIES AND/OR HOW PROXIES WERE VOTED
X.   SUMMARY OF PROXY VOTING PROCEDURES AND POLICIES
XI.  RECORDS
XII. AMENDMENTS
EXHIBIT A, "GENERAL PROXY VOTING POLICIES"

                                 I. INTRODUCTION
Davis Advisors votes on behalf of its clients in matters of corporate governance through the proxy voting process. Davis Advisors takes its ownership responsibilities very seriously and believes the right to vote proxies for its clients' holdings is a significant asset of the clients. Davis Advisors exercises its voting responsibilities as a fiduciary, solely with the goal of maximizing the value of its clients' investments.

Davis Advisors votes proxies with a focus on the investment implications of each issue. For each proxy vote, Davis Advisors takes into consideration its duty to clients and all other relevant facts available to Davis Advisors at the time of the vote. Therefore, while these guidelines provide a framework for voting, votes are ultimately cast on a case-by-case basis.

Davis Advisors has established a Proxy Oversight Group to oversee voting policies and deal with potential conflicts of interest. In evaluating issues, the Proxy Oversight Group may consider information from many sources, including the portfolio manager for each client account, management of a company presenting a proposal, shareholder groups, and independent proxy research services.

                             II. GUIDING PRINCIPLES
Proxy voting is a valuable right of company shareholders. Through the voting mechanism, shareholders are able to protect and promote their interests by communicating views directly to the company's board, as well as exercise their right to grant or withhold approval for actions proposed by the board of directors or company management. The interests of shareholders are best served by the following principles when considering proxy proposals: CREATING VALUE FOR EXISTING SHAREHOLDERS. The most important factors that we consider in evaluating proxy issues are: (i) the Company's or management's long-term track record of creating value for shareholders. In general, we will consider the recommendations of a management with a good record of creating value for shareholders as more credible than the recommendations of managements with a poor record; (ii) whether, in our estimation, the current proposal being considered will significantly enhance or detract from long-term value for existing shareholders; and (iii) whether a poor record of long term performance resulted from poor management or from factors outside of managements control.

Other factors which we consider may include:
(a) SHAREHOLDER ORIENTED MANAGEMENT. One of the factors that Davis Advisors considers in selecting stocks for investment is the presence of shareholder-oriented management. In general, such managements will have a large ownership stake in the company. They will also have a record of taking actions and supporting policies designed to increase the value of the company's shares


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and thereby enhance shareholder wealth. Davis Advisors' research analysts are active in meeting with top management of portfolio companies and in discussing their views on policies or actions which could enhance shareholder value. Whether management shows evidence of responding to reasonable shareholder suggestions, and otherwise improving general corporate governance, is a factor which may be taken into consideration in proxy voting.

(b) ALLOW RESPONSIBLE MANAGEMENT TEAMS TO RUN THE BUSINESS. Because we try generally to invest with "owner oriented" managements (see above), we vote with the recommendation of management on most routine matters, unless circumstances such as long standing poor performance or a change from our initial assessment indicate otherwise. Examples include the election of directors and ratification of auditors. Davis Advisors supports policies, plans and structures that give management teams appropriate latitude to run the business in the way that is most likely to maximize value for owners. Conversely, Davis Advisors opposes proposals that limit management's ability to do this. Davis Advisors will generally vote with management on shareholder social and environmental proposals on the basis that their impact on share value is difficult to judge and is therefore best done by management.

(c) PRESERVE AND EXPAND THE POWER OF SHAREHOLDERS IN AREAS OF CORPORATE GOVERNANCE -- Equity shareholders are owners of the business, and company boards and management teams are ultimately accountable to them. Davis Advisors supports policies, plans and structures that promote accountability of the board and management to owners, and align the interests of the board and management with owners. Examples include: annual election of all board members, cumulative voting, and incentive plans that are contingent on delivering value to shareholders. Davis Advisors generally opposes proposals that reduce accountability or misalign interests, including but not limited to classified boards, poison pills, excessive option plans, and repricing of options.

Davis Advisors exercises its professional judgment in applying these principles to specific proxy votes. Exhibit A, "General Proxy Voting Policies" provides additional explanation of the analysis which Davis Advisors may conduct when applying these guiding principles to specific proxy votes.

                    III. FIDUCIARY DUTIES OF CARE AND LOYALTY
Advisers are fiduciaries. As fiduciaries, advisers must act in the best interests of their clients. Thus, when voting portfolio securities, Davis Advisors must act in the best interest of the client and not in its own interest.

When Davis Advisors has been granted the authority to vote client proxies, Davis Advisors owes the client the duties of "care" and "loyalty":

(1) The duty of care requires Davis Advisors to monitor corporate actions and vote client proxies if it has undertaken to do so.
(2) The duty of loyalty requires Davis Advisors to cast the proxy votes in a manner that is consistent with the best interests of the client and not subrogate the client's interest to Davis Advisors' own interests.

                           IV. GENERAL VOTING POLICIES
Section II, "Guiding Principles" describe Davis Advisors' pre-determined proxy voting policies. Davis Advisors may, however, deviate from its general proxy voting polices in order to accomplish a specific objective. All deviations from the general proxy voting polices shall be documented.

                          V. ENSURING PROXIES ARE VOTED
The Chief Compliance Officer is responsible for monitoring corporate actions and voting client proxies if Davis Advisors has been assigned the right to vote the proxies.

SCOPE. If a client has not authorized Davis Advisors to vote its proxies, then these Procedures and Policies shall not apply to that client's account. The scope of Davis Advisors' responsibilities with respect to voting proxies are ordinarily determined by Davis Advisors' contracts with its clients, the disclosures it has made to its clients, and the investment policies and objectives of its clients.

COST/BENEFIT ANALYSIS. Davis Advisors is NOT required to vote every proxy. There may be times when refraining from voting a proxy is in the client's best interest, such as when Davis Advisors determines that the cost of voting the proxy exceeds the expected benefit to the client. Davis Advisors shall not, however, ignore or be negligent in fulfilling the obligation it has assumed to vote client proxies.

Davis Advisors is not expected to expend resources if it has no reasonable expectation that doing so will provide a net benefit to its clients. For example, if clients hold only a small position in a company, or if the company's


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shares are no longer held by Davis Advisors clients at the time of the meeting, a decision to not vote the proxies, engage management in discussions, or to sell the securities rather than fight the corporate action, may be appropriate, particularly if the issue involved would not significantly affect the value of clients' holdings.

PRACTICAL LIMITATIONS RELATING TO PROXY VOTING. While Davis Advisors uses it best efforts to vote proxies, it may not be practical or possible to vote every client proxy. For example, (i) when a client has loaned securities to a third party and Davis Advisors or the client is unable to recall the securities before record date; (ii) if Davis does not receive the proxy ballot/statement in time to vote the proxy; or (iii) if Davis is unable to meet the requirements necessary to vote foreign securities (e.g., shareblocking).

ERRORS BY PROXY ADMINISTRATORS. Davis Advisors may use a proxy administrator or administrators to cast its proxy votes. Errors made by these entities may be beyond Davis' Advisors' control to prevent or correct.

RECORD OF VOTING
The Chief Compliance Officer shall maintain records of how client proxies were voted. The Chief Compliance Officer shall also maintain a record of all votes which are inconsistent with Guiding Principles.

           VI. IDENTIFYING AND RESOLVING POTENTIAL CONFLICTS OF INTEREST POTENTIAL CONFLICTS OF INTEREST
A potential conflict of interest arises when Davis Advisors has business interests that may not be consistent with the best interests of its client. In reviewing proxy issues to identify any potential material conflicts between Davis Advisors' interests and those of its clients, Davis Advisors will consider:
(1) Whether Davis Advisors has an economic incentive to vote in a manner that is not consistent with the best interests of its clients. For example, Davis Advisors may have an economic incentive to vote in a manner that would please corporate management in the hope that doing so might lead corporate management to direct more business to Davis Advisors. Such business could include managing company retirement plans or serving as sub-adviser for funds sponsored by the company; or
(2) Whether there are any business or personal relationships between a Davis Advisors employee and the officers or directors of a company whose securities are held in client accounts that may create an incentive to vote in a manner that is not consistent with the best interests of its clients.

ASSESSING MATERIALITY. Materiality will be defined as the potential to have a significant impact on the outcome of a proxy vote. If (i) Davis Advisors' clients control less than 2 1/2% of the voting company's eligible vote; and (ii) less than 2 1/2% of Davis Advisors' assets under management are controlled by the voting company, then the conflict of interest is presumed to be immaterial. Materiality will be judged by facts reasonably available to Davis Advisors at the time the materiality determination is made and Davis Advisors is not required to investigate remote relationships or affiliations.

IDENTIFYING POTENTIAL CONFLICTS OF INTEREST
The Chief Compliance Officer is responsible for identifying potential material conflicts of interest and voting the proxies in conformance with direction received from the Proxy Oversight Group. The Chief Compliance Officer shall bring novel or ambiguous issues before the Proxy Oversight Group for guidance.

RESOLVING POTENTIAL CONFLICTS OF INTEREST
The Proxy Oversight Group is charged with resolving material potential conflicts of interest which it becomes aware of. It is charged with resolving conflicts in a manner that is consistent with the best interests of clients. There are many acceptable methods of resolving potential conflicts, and the Proxy Oversight Group shall exercise its judgment and discretion to determine an appropriate means of resolving a potential conflict in any given situation:

(1) Votes consistent with the Guiding Principles listed in Section II. are presumed to be consistent with the best interests of clients;
(2) Davis Advisors may disclose the conflict to the client and obtain the client's consent prior to voting the proxy;
(3) Davis Advisors may obtain
    guidance from an independent third party;
(4) The potential conflict may be immaterial; or
(5) Other reasonable means of resolving potential conflicts of interest which effectively insulate the decision on how to vote client proxies from the conflict.


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                           VII. PROXY OVERSIGHT GROUP
Davis Advisors has established a Proxy Oversight Group, a committee of senior Davis Advisors officers, to oversee voting policies and decisions for clients. The Proxy Oversight Group:
1) Establishes, amends, and interprets proxy voting procedures and policies; and (
2) Resolves conflicts of interest identified by the Compliance Department.

COMPOSITION OF THE PROXY OVERSIGHT GROUP

The following are the members of the Proxy Oversight Group. Davis Advisors':
(1) Proxy Analyst;
(2) Chief Compliance Officer; and
(3) Chief Legal Officer.

Two or more members shall constitute a quorum. Meetings may be held by telephone. A vote by a majority of the Proxy Oversight Group shall be binding. Action may be taken without a meeting by memorandum signed by two or more members.

                           VIII. SHAREHOLDER ACTIVISM
Davis Advisors' fiduciary duties to its clients do not necessarily require Davis Advisors to become a "shareholder activist." As a practical matter, Davis Advisors will determine whether to engage in management discussion based upon its costs and expected benefits to clients.

Prior to casting a single vote, Davis Advisors may use its influence as a large shareholder to highlight certain management practices. Consistent with its fiduciary duties, Davis Advisors may discuss with company management its views on key issues that affect shareholder value. Opening lines of communication with company management to discuss these types of issues can often prove beneficial to Davis Advisors' clients.

         IX. OBTAINING COPIES OF DAVIS ADVISORS' PROXY VOTING PROCEDURES AND POLICIES AND/OR HOW PROXIES WERE VOTED Davis Advisors' clients may obtain a copy of Davis Advisors' Proxy Voting Procedures and Policies and/or a record of how their own proxies were voted by writing to:
     Davis Selected Advisers, L.P.
     Attn: Chief Compliance Officer
     2949 East Elvira Road, Suite 101
     Tucson, Arizona, 85706
After August 2004, information regarding how mutual funds managed by Davis Advisors voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available through the Funds' website (http://www.davisfunds.com and http://www.selectedfunds.com) and also on the SEC's website at http://www.sec.gov. No party is entitled to obtain a copy of how proxies other than their own were voted without valid government authority.

               X. SUMMARY OF PROXY VOTING PROCEDURES AND POLICIES
Davis Advisors shall maintain a summary of its Proxy Voting Procedures and Policies which also describes how a client may obtain a copy of Davis Advisors' Proxy Voting Procedures and Policies. This summary shall be included in Davis Advisors' Form ADV Part II, which is delivered to all new clients.

                                   XI. RECORDS
Davis Advisors' Chief Compliance Officer shall retain for the legally required periods the following records:
(a) Copies of Davis Advisors' Proxy Voting Procedures and Policies and each amendment thereof;
(b) Proxy statements received regarding client securities;
(c) Records of votes Davis Advisors cast on behalf of clients;
(d) Records of written client requests for proxy voting information and Davis Advisors' response; and
(e) Any documents prepared by Davis Advisors that were material to making a decision how to vote, or that memorialized the basis of the decision.



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                                 XII. AMENDMENTS
Davis Advisors' Proxy Oversight Group may amend these Proxy Procedures and Policies from time to time. Clients shall be notified of material changes.

                                    EXHIBIT A

                          DAVIS SELECTED ADVISERS, L.P.
                          GENERAL PROXY VOTING POLICIES
                            AS AMENDED: APRIL 1, 2004

        GUIDING PRINCIPLES (REPRODUCED HERE FROM SECTION II OF THE PROCEDURES)

Proxy voting is a valuable right of company shareholders. Through the voting mechanism, shareholders are able to protect and promote their interests by communicating views directly to the company's board, as well as exercise their right to grant or withhold approval for actions proposed by the board of directors or company management. The interests of shareholders are best served by the following principles when considering proxy proposals:

CREATING VALUE FOR EXISTING SHAREHOLDERS. The most important factors that we consider in evaluating proxy issues are: (i) the Company's or management's long-term track record of creating value for shareholders. In general, we will consider the recommendations of a management with a good record of creating value for shareholders as more credible than the recommendations of managements with a poor record; (ii) whether, in our estimation, the current proposal being considered will significantly enhance or detract from long-term value for existing shareholders; and (iii) whether a poor record of long term performance resulted from poor management or from factors outside of managements control.

Other factors which we consider may include:

(a) SHAREHOLDER ORIENTED MANAGEMENT. One of the factors that Davis Advisors considers in selecting stocks for investment is the presence of shareholder-oriented management. In general, such managements will have a large ownership stake in the company. They will also have a record of taking actions and supporting policies designed to increase the value of the company's shares and thereby enhance shareholder wealth. Davis Advisors' research analysts are active in meeting with top management of portfolio companies and in discussing their views on policies or actions which could enhance shareholder value. Whether management shows evidence of responding to reasonable shareholder suggestions, and otherwise improving general corporate governance, is a factor which may be taken into consideration in proxy voting.

(b) ALLOW RESPONSIBLE MANAGEMENT TEAMS TO RUN THE BUSINESS. Because we try generally to invest with "owner oriented" managements (see above), we vote with the recommendation of management on most routine matters, unless circumstances such as long standing poor performance or a change from our initial assessment indicate otherwise. Examples include the election of directors and ratification of auditors. Davis Advisors supports policies, plans and structures that give management teams appropriate latitude to run the business in the way that is most likely to maximize value for owners. Conversely, Davis Advisors opposes proposals that limit management's ability to do this. Davis Advisors will generally vote with management on shareholder social and environmental proposals on the basis that their impact on share value is difficult to judge and is therefore best done by management.

(c) PRESERVE AND EXPAND THE POWER OF SHAREHOLDERS IN AREAS OF CORPORATE GOVERNANCE -- Equity shareholders are owners of the business, and company boards and management teams are ultimately accountable to them. Davis Advisors supports policies, plans and structures that promote accountability of the board and management to owners, and align the interests of the board and management with owners. Examples include: annual election of all board members, cumulative voting, and incentive plans that are contingent on delivering value to shareholders. Davis Advisors generally opposes proposals that reduce accountability or misalign interests, including but not limited to classified boards, poison pills, excessive option plans, and repricing of options.

THE GUIDING PRINCIPLES CONTROL DAVIS ADVISORS' PROXY VOTING. Following is additional explanation of the analysis which Davis Advisors may conduct when applying these Guiding Principles to specific proxy votes. We will NOT vote as indicated below if, in our judgment, the result would be contrary to our Guiding Principles.

I.  THE BOARD OF DIRECTORS
    A.  VOTING ON DIRECTOR NOMINEES IN UNCONTESTED ELECTIONS
        o We generally vote with management in the routine election of Directors. As Directors are elected to represent the economic interests of shareholders, our voting on Director Nominees may be shaped by our assessment of a director's record in representing the interests of shareholders. The most important responsibility of a director is the selection, evaluation and compensation of senior management, and we pay particular attention to directors' performance


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           in this area. In assessing a director's performance in selecting and evaluating management, the primary consideration is the company's long-term track record of creating value for shareholders. In terms of their record on compensation, long-term results will also be a key consideration. Philosophically, we look for directors to construct long-term compensation plans that do not allow for senior executives to be excessively compensated if long-term returns to shareholders are poor. We prefer directors to specify the benchmarks or performance hurdles by which they are evaluating management's performance. Appropriate hurdles may include the company's performance relative to its peers and the S&P 500 as well as its cost of equity capital. We expect directors to construct plans such that incentive compensation will not be paid if performance is below these hurdles.

       In addition, we believe that stock option re-pricings and exchanges sever the alignment of employee and shareholder interests. Therefore, we will generally withhold votes for any director of any company that has allowed stock options to be re-priced or exchanged at lower prices in the previous year.

       Directors also bear responsibility for the presentation of a company's financial statements and for the choice of broad accounting policies. We believe directors should favor conservative policies. Such policies may include reasonable pension return assumptions and appropriate accounting for stock based compensation, among others.

       In voting on director nominees, we may also consider the following factors in order of importance:
        (i)    long-term corporate performance:;
        (ii)   nominee's business background and experience;
        (iii)  nominee's investment in the company:
        (iv)   nominee's ethical track record:
        (v) whether a poor record of long term performance resulted from poor management or from factors outside of managements control:
        (vi)   corporate governance provisions and takeover activity
               (discussed in Sections III and IV): (vii) interlocking directorships: and
        (viii) other relevant information

    B. CLASSIFICATION/DECLASSIFICATION OF THE BOARD We generally vote AGAINST proposals to classify the board.

        We generally vote FOR proposals to repeal classified boards and to elect all directors annually.

II. EXECUTIVE COMPENSATION
In general, we consider executive compensation such as stock option plans and bonus plans to be ordinary business activity. We analyze stock option plans, paying particular attention to their dilutive effects. While we generally support management proposals, we oppose compensation plans which we consider to be excessive.

We believe in paying for performance. We recognize that compensation levels must be competitive and realistic and that under a fair system exceptional managers deserve to be paid exceptionally well. Our test to determine whether or not a proposal for long-term incentive compensation is appropriate is based on the following two questions.

    1. Over the long-term, what is the minimum level of shareholder returns below which management's performance would be considered poor?
        o Performance below that of the S&P 500.
        o Performance below a pre-selected group of competitors.
        o Performance below the company's cost of equity capital.
    2. Does the company's proposed incentive compensation plan (including options and restricted stock) allow for the management to receive significant incentive compensation if long-term returns to shareholders fall below the answer specified above?

In most cases, the answer to the first question is unspecified. In virtually all cases, the answer to the second question is "yes," as most companies use non-qualified stock options and restricted stock for the bulk of their long-term compensation. These options and shares will become enormously valuable even if the shares compound at an unacceptably low rate -- or actually do not go up at all but are simply volatile -- over the long term. A fair system of long-term incentive compensation should include a threshold rate of performance below

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which incentive compensation is not earned. To the extent that long-term incentive compensation proposals are put to a vote, we will examine the long-term track record of the management team, past compensation history, and use of appropriate performance hurdles.

We will generally vote against any proposal to allow stock options to be re-priced or exchanged at lower prices. We will generally vote against multi-year authorizations of shares to be used for compensation unless the company's past actions have been consistent with these policies. We will generally vote in favor of shareholder proposals advocating the addition of performance criteria to long-term compensation plans.

III. TENDER OFFER DEFENSES
    A.  POISON PILLS
       We will generally vote AGAINST management proposals to ratify a poison pill.

       We will generally vote FOR shareholder proposals to redeem a poison pill.

    B. FAIR PRICE PROVISIONS
       We will generally vote FOR fair price proposals, as long as the shareholder vote requirement embedded in the provision is no more than a majority of disinterested shares.

       We will generally vote FOR shareholder proposals to lower the shareholder vote requirement in existing fair price provisions.

    C. GREENMAIL
       We will generally vote FOR proposals to adopt anti-greenmail charter or bylaw amendments or otherwise restrict a company's ability to make greenmail payments.

       We review on a CASE-BY-CASE basis anti-greenmail proposals when they are bundled with other charter or bylaw amendments.

    D. PALE GREENMAIL
       We review on a CASE-BY-CASE basis restructuring plans that involve the payment of pale greenmail.

    E. UNEQUAL VOTING RIGHTS
       We will generally vote AGAINST dual class exchange offers.

       We will generally vote AGAINST dual class recapitalizations.

    F. SUPERMAJORITY SHAREHOLDER VOTE REQUIREMENT TO AMEND THE CHARTER OR BYLAWS We will generally vote AGAINST management proposals to require a supermajority shareholder vote to approve charter and bylaw amendments.

       We will generally vote FOR shareholder proposals to lower supermajority shareholder vote requirements for charter and bylaw amendments.

    G. SUPERMAJORITY SHAREHOLDER VOTE REQUIREMENT TO APPROVE MERGERS
       We will generally vote AGAINST management proposals to require a supermajority shareholder vote to approve mergers and other significant business combinations.

       We will generally vote FOR shareholder proposals to lower supermajority shareholder vote requirements for mergers and other significant business combinations.

    H. WHITE SQUIRE PLACEMENTS
       We will generally vote FOR shareholder proposals to require approval of blank check preferred stock issues for other than general corporate purposes.

IV. PROXY CONTESTS
    A.  VOTING FOR DIRECTOR NOMINEES IN CONTESTED ELECTIONS
        Votes in a contested election of directors are evaluated on a CASE-BY-CASE BASIS, considering the following factors:
        o long-term financial performance of the target company relative to its industry
        o management's track record
        o background to the proxy contest

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        o qualifications of director nominees (both slates) o evaluation of what each side is offering shareholders as well as the likelihood that the proposed objectives and goals can be met
        o stock ownership positions

    B.  REIMBURSE PROXY SOLICITATION EXPENSES
       Decisions to provide full reimbursement for dissidents waging a proxy contest are made on a case-by-case basis.

V. PROXY CONTEST DEFENSES
    A. BOARD STRUCTURE: STAGGERED VS. ANNUAL ELECTIONS We will generally vote AGAINST proposals to classify the board.

       We will generally vote FOR proposals to repeal classified boards and to elect all directors annually.

    B.  SHAREHOLDER ABILITY TO REMOVE DIRECTORS
       We will generally vote AGAINST proposals that provide that directors may be removed only for cause.

       We will generally vote FOR proposals to restore shareholder ability to remove directors with or without cause.

       We will generally vote AGAINST proposals that provide that only continuing directors may elect replacements to fill board vacancies.

       We will generally vote FOR proposals that permit shareholders to elect directors to fill board vacancies.

    C.  CUMULATIVE VOTING
       We will generally vote AGAINST proposals to eliminate cumulative voting.

       We will generally vote FOR proposals to permit cumulative voting.

    D. SHAREHOLDER ABILITY TO CALL SPECIAL MEETINGS
       We will generally vote AGAINST proposals to restrict or prohibit shareholder ability to call special meetings.

       We will generally vote FOR proposals that remove restrictions on the right of shareholders to act independently of management.

    E. SHAREHOLDER ABILITY TO ACT BY WRITTEN CONSENT
       We will generally vote AGAINST proposals to restrict or prohibit shareholder ability to take action by written consent.

       We will generally vote FOR proposals to allow or make easier shareholder action by written consent.

    F. SHAREHOLDER ABILITY TO ALTER THE SIZE OF THE BOARD
       We will generally vote FOR proposals that seek to fix the size of the board.

       We will generally vote AGAINST proposals that give management the ability to alter the size of the board without shareholder approval.

VI. AUDITORS
    A.  RATIFYING AUDITORS
       We will generally vote FOR proposals to ratify auditors, unless any of the following apply:
        o An auditor has a financial interest in or association with the company (other than to receive reasonable compensation for services rendered), and is therefore not independent,
        o  Fees for non-audit services are excessive, or
        o There is reason to believe that the independent auditor has rendered an opinion which is neither accurate nor indicative of the company's financial position.

       We vote CASE-BY-CASE on shareholder proposals asking companies to prohibit or limit their auditors from engaging in non-audit services.

       We will generally vote FOR shareholder proposals asking for audit firm rotation or partner rotation within an audit firm, unless the rotation period is so short (less than five years) that it would be unduly


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       burdensome to the company (Sarbanes-Oxley mandates that the partners on a company's audit engagement be subject to five-year term limits).

VII. MISCELLANEOUS GOVERNANCE PROVISIONS
    A.  CONFIDENTIAL VOTING
       We will generally vote FOR shareholder proposals that request corporations to adopt confidential voting, use independent tabulators and use independent inspectors of election as long as the proposals include clauses for proxy contests as follows: In the case of a contested election, management is permitted to request that the dissident group honor its confidential voting policy. If the dissidents agree, the policy remains in place. If the dissidents do not agree, the confidential voting policy is waived.

       We will generally vote FOR management proposals to adopt confidential voting.

    B. EQUAL ACCESS
       We will generally vote FOR shareholder proposals that would allow significant company shareholders equal access to management's proxy material in order to evaluate and propose voting recommendations on proxy proposals and director nominees, and in order to nominate their own candidates to the board.

    C.  BUNDLED PROPOSALS
       We review on a CASE-BY-CASE basis bundled or "conditioned" proxy proposals. In the case of items that are conditioned upon each other, we examine the benefits and costs of the packaged items. In instances when the joint effect of the conditioned items is not in shareholders' best interests, we will generally vote against the proposals. If the combined effect is positive, we will generally vote for the proposals.

    D.  SHAREHOLDER ADVISORY COMMITTEES
       We review on a CASE-BY-CASE basis proposals to establish a shareholder advisory committee.

    E.  STOCK OWNERSHIP REQUIREMENTS
       We will generally vote AGAINST shareholder proposals requiring directors to own a minimum amount of company stock in order to qualify as a director or to remain on the board (we prefer Directors to be long-term shareholders). We oppose the awarding of stock options to directors.

    F.  TERM OF OFFICE AND INDEPENDENCE OF COMMITTEES
       We will generally vote AGAINST shareholder proposals to limit the tenure of outside directors.

       We will generally vote FOR shareholder proposals that request that the board audit, compensation and/or nominating committees include independent directors exclusively.

    G. DIRECTOR AND OFFICER INDEMNIFICATION AND LIABILITY PROTECTION Proposals concerning director and officer indemnification and liability protection are evaluated on a case-by-case basis.

       We will generally vote AGAINST proposals to limit or eliminate entirely director and officer liability for monetary damages for violating the duty of care.

       We will generally vote AGAINST indemnification proposals that would expand coverage beyond just legal expenses to acts, such as negligence, that are more serious violations of fiduciary obligations than mere carelessness.

       We will generally vote FOR only those proposals that provide such expanded coverage in cases when a director's or officer's legal defense was unsuccessful if: (1) the director was found to have acted in good faith and in a manner that he reasonably believed was in the best interests of the company, and (2) only if the director's legal expenses would be covered.

    H.  CHARITABLE CONTRIBUTIONS
       We will generally vote AGAINST shareholder proposals to eliminate, direct or otherwise restrict charitable contributions.

    I.  AGE LIMITS
       We will generally vote AGAINST shareholder proposals to impose a mandatory retirement age for outside directors.


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    J.  BOARD SIZE
       We will generally vote FOR proposals seeking to fix the board size or designate a range for the board size.

       We will generally vote AGAINST proposals that give management the ability to alter the size of the board outside of a specified range without shareholder approval.

    K.  CUMULATIVE VOTING
       We will generally vote AGAINST proposals to eliminate cumulative voting.

       We will generally vote FOR proposals to restore or permit cumulative voting.

    L.  ESTABLISH/AMEND NOMINEE QUALIFICATIONS
       We vote CASE-BY-CASE on proposals that establish or amend director qualifications. Votes should be based on how reasonable the criteria are and to what degree they may preclude dissident nominees from joining the board.

       We will generally vote AGAINST shareholder proposals requiring two candidates per board seat.

    M.  FILLING VACANCIES/REMOVAL OF DIRECTORS
       We will generally vote AGAINST proposals that provide that directors may be removed only for cause.

       We will generally vote FOR proposals to restore shareholder ability to remove directors with or without cause.

       We will generally vote AGAINST proposals that provide that only continuing directors may elect replacements to fill board vacancies.

       We will generally vote FOR proposals that permit shareholders to elect directors to fill board vacancies.

    N.  OBRA-RELATED COMPENSATION PROPOSALS
        O AMENDMENTS THAT PLACE A CAP ON ANNUAL GRANT OR AMEND ADMINISTRATIVE FEATURES
           We will generally vote FOR plans that simply amend shareholder-approved plans to include administrative features or place a cap on the annual grants any one participant may receive to comply with the provisions of Section 162(m) of OBRA.

        O  AMENDMENTS TO ADDED PERFORMANCE-BASED GOALS
           We will generally vote FOR amendments to add performance goals to existing compensation plans to comply with the provisions of Section 162(m) of OBRA.

        O AMENDMENTS TO INCREASE SHARES AND RETAIN TAX DEDUCTIONS UNDER OBRA Votes on amendments to existing plans to increase shares reserved and to qualify the plan for favorable tax treatment under the provisions of Section 162(m) are evaluated on a CASE-BY-CASE basis.

        O  APPROVAL OF CASH OR CASH-AND-STOCK BONUS PLANS
           We will generally vote FOR cash or cash-and-stock bonus plans to exempt the compensation from taxes under the provisions of Section 162(m) of OBRA where the compensation plans have been historically consistent with our principles described in Section II of this document.

    O.  SHAREHOLDER PROPOSALS TO LIMIT EXECUTIVE AND DIRECTOR PAY
       We will generally vote FOR shareholder proposals that seek additional disclosure of executive and director pay information.

       We review on a CASE-BY-CASE basis all other shareholder proposals that seek to limit executive and director pay.

    P.  GOLDEN AND TIN PARACHUTES
       We will generally vote FOR shareholder proposals to have golden and tin parachutes submitted for shareholder ratification.

       We will generally review on a CASE-BY-CASE basis all proposals to ratify or cancel golden or tin parachutes.

    Q.  EMPLOYEE STOCK OWNERSHIP PLANS (ESOPS)
       We will generally vote FOR proposals that request shareholder approval in order to implement an ESOP or to increase authorized shares for existing ESOPs, except in cases when the number of shares allocated to the ESOP is "excessive" (i.e., generally greater than five percent of outstanding shares).

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    R.  401(K) EMPLOYEE BENEFIT PLANS
       We will generally vote FOR proposals to implement a 401(k) savings plan for employees.

    S.  STOCK PLANS IN LIEU OF CASH
       We review plans which provide participants with the option of taking all or a portion of their cash compensation in the form of stock on a CASE-BY-CASE basis.

       We will generally vote FOR plans which provide a dollar-for-dollar cash for stock exchange.

       We review plans which do not provide a dollar-for-dollar cash for stock exchange on a CASE-BY-CASE basis.

    T.  DIRECTOR RETIREMENT PLANS
       We will generally vote AGAINST retirement plans for non-employee directors.

       We will generally vote FOR shareholder proposals to eliminate retirement plans for non-employee directors.

VIII. STATE OF INCORPORATION
    A.  VOTING ON STATE TAKEOVER STATUTES
       We review on a case-by-case basis proposals to opt in or out of state takeover statutes (including control share acquisition statutes, control share cash-out statutes, freeze out provisions, fair price provisions, stakeholder laws, poison pill endorsements, severance pay and labor contract provisions, anti-greenmail provisions, and disgorgement provisions).

    B.  VOTING ON REINCORPORATION PROPOSALS
       Proposals to change a company's state of incorporation are examined on a case-by-case basis.

IX. MERGERS AND CORPORATE RESTRUCTURINGS
    A.  MERGERS AND ACQUISITIONS
       Votes on mergers and acquisitions are considered on a CASE-BY-CASE basis, taking into account at least the following: o anticipated financial and operating benefits o offer price (cost vs. premium) o prospects of the combined companies o how the deal was negotiated o changes in corporate governance and their impact on shareholder rights
    B.  CORPORATE RESTRUCTURING
       Votes on corporate restructuring proposals, including minority squeeze outs, leveraged buyouts, spin-offs, liquidations, and asset sales are considered on a CASE-BY-CASE basis.

    C.  SPIN-OFFS
       Votes on spin-offs are considered on a CASE-BY-CASE basis depending on the tax and regulatory advantages, planned use of sale proceeds, market focus, and managerial incentives.

    D.  ASSET SALES
       Votes on asset sales are made on a CASE-BY-CASE basis after considering the impact on the balance sheet/working capital, value received for the asset, and potential elimination of diseconomies.

    E.  LIQUIDATIONS
       Votes on liquidations are made on a CASE-BY-CASE basis after reviewing management's efforts to pursue other alternatives, appraisal value of assets, and the compensation plan for executives managing the liquidation.

    F.  APPRAISAL RIGHTS
       We will generally vote FOR proposals to restore, or provide shareholders with, rights of appraisal.

    G.  CHANGING CORPORATE NAME
       We will generally vote FOR changing the corporate name.

X.  SOCIAL AND ENVIRONMENTAL ISSUES



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    Davis Advisors will generally vote with management on shareholder social and environmental proposals on the basis that their impact on share value is difficult to judge and is therefore best done by management.

XI. CAPITAL STRUCTURE
    A.  COMMON STOCK AUTHORIZATION
       We review on a CASE-BY-CASE basis proposals to increase the number of shares of common stock authorized for issue.

       We use quantitative criteria that measure the number of shares available for issuance after analyzing the company's industry and performance. Our first step is to determine the number of shares available for issuance (shares not outstanding and not reserved for issuance) as a percentage of the total number of authorized shares after accounting for the requested increase. Shares reserved for legitimate business purposes, such as stock splits or mergers, are subtracted from the pool of shares available. We then compare this percentage to the allowable cap developed for the company's peer group to determine if the requested increase is reasonable. Each peer group is broken down into four quartiles and within each quartile an "allowable increase" for the company is set. The top quartile performers will have the largest allowable increase.

       If the requested increase is greater than the "allowable increase" we will generally vote against the proposal.

    B.  REVERSE STOCK SPLITS
       We will review management proposals to implement a reverse stock split on a CASE-BY-CASE basis. We will generally support a reverse stock split if management provides a reasonable justification for the split.

    C.  BLANK CHECK PREFERRED AUTHORIZATION
       We will generally vote FOR proposals to create blank check preferred stock in cases when the company expressly states that the stock will not be used as a takeover defense or carry superior voting rights.

       We review on a CASE-BY-CASE basis proposals that would authorize the creation of new classes of preferred stock with unspecified voting, conversion, dividend and distribution, and other rights.

       We review on a CASE-BY-CASE basis proposals to increase the number of authorized blank check preferred shares. If the company does not have any preferred shares outstanding we will generally vote against the requested increase. If the company does have preferred shares outstanding we will use the criteria set forth herein.

    D.  SHAREHOLDER PROPOSALS REGARDING BLANK CHECK PREFERRED STOCK
       We will generally vote FOR shareholder proposals to have blank check preferred stock placements, other than those shares issued for the purpose of raising capital or making acquisitions in the normal course of business, submitted for shareholder ratification.

    E.  ADJUST PAR VALUE OF COMMON STOCK
       We will generally vote FOR management proposals to reduce the par value of common stock.

    F.  PREEMPTIVE RIGHTS
       We review on a CASE-BY-CASE basis proposals to create or abolish preemptive rights. In evaluating proposals on preemptive rights, we look at the size of a company and the characteristics of its shareholder base.

    G.  DEBT RESTRUCTURINGS
       We review on a CASE-BY-CASE basis proposals to increase common and/or preferred shares and to issue shares as part of a debt-restructuring plan. We consider the following issues:
        o DILUTION - How much will ownership interest of existing shareholders be reduced, and how extreme will dilution to any future earnings be?
        o CHANGE IN CONTROL - Will the transaction result in a change in control of the company?
        o BANKRUPTCY - Is the threat of bankruptcy, which would result in severe losses in shareholder value, the main factor driving the debt restructuring?
       Generally, we approve proposals that facilitate debt restructurings unless there are clear signs of self-dealing or other abuses.

    H.  SHARE REPURCHASE PROGRAMS


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       We will generally vote FOR management proposals to institute open-market share repurchase plans in which all shareholders may participate on equal terms.

    I.  DUAL-CLASS STOCK
       We will generally vote AGAINST proposals to create a new class of common stock with superior voting rights.

       We will generally vote FOR proposals to create a new class of nonvoting or subvoting common stock if:
        o It is intended for financing purposes
          with minimal or no dilution to current shareholders.
        o It is not designed to preserve the voting power of an insider or significant shareholder.
    J.  ISSUE STOCK FOR USE WITH RIGHTS PLAN
       We will generally vote AGAINST proposals that increase authorized common stock for the explicit purpose of implementing a shareholder rights plan (poison pill).

    K.  PREFERRED STOCK
       We will generally vote AGAINST proposals authorizing the creation of new classes of preferred stock with unspecified voting, conversion, dividend distribution, and other rights ("blank check" preferred stock).

       We will generally vote FOR proposals to create "declawed" blank check preferred stock (stock that cannot be used as a takeover defense).

       We will generally vote FOR proposals to authorize preferred stock in cases where the company specifies the voting, dividend, conversion, and other rights of such stock and the terms of the preferred stock appear reasonable.

       We will generally vote AGAINST proposals to increase the number of blank check preferred stock authorized for issuance when no shares have been issued or reserved for a specific purpose.

       We vote CASE-BY-CASE on proposals to increase the number of blank check preferred shares after analyzing the number of preferred shares available for issue given a company's industry and performance in terms of shareholder returns.

    L.  RECAPITALIZATION
       We vote CASE-BY-CASE on recapitalizations (reclassifications of securities), taking into account the following: more simplified capital structure, enhanced liquidity, fairness of conversion terms, impact on voting power and dividends, reasons for the reclassification, conflicts of interest, and other alternatives considered.

    M.  REVERSE STOCK SPLITS
       We will generally vote FOR management proposals to implement a reverse stock split when the number of authorized shares will be proportionately reduced.

       We will generally vote FOR management proposals to implement a reverse stock split to avoid delisting.

       Votes on proposals to implement a reverse stock split that do not proportionately reduce the number of shares authorized for issue should be determined on a CASE-BY-CASE basis.

    N.  STOCK DISTRIBUTIONS: SPLITS AND DIVIDENDS
       We will generally vote FOR management proposals to increase the common share authorization for a stock split or share dividend, provided that the increase in authorized shares would not result in an excessive number of shares available for issuance.

    O.  TRACKING STOCK
       Votes on the creation of tracking stock are determined on a CASE-BY-CASE basis, weighing the strategic value of the transaction against such factors as: adverse governance changes, excessive increases in authorized capital stock, unfair method of distribution, diminution of voting rights, adverse conversion features, negative impact on stock option plans, and other alternatives such as a spin-off.


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                          FOUNDERS ASSET MANAGEMENT LLC
PROXY VOTING
Founders, through its participation on Mellon Financial Corporation's Proxy Policy Committee (the "MPPC"), applies Mellon's Proxy Voting Policy, related procedures, and voting guidelines when voting proxies on behalf of the AZL Dreyfus Founders Equity Growth Fund.

Founders recognizes that an investment adviser is a fiduciary that owes its clients, including funds it manages, a duty of utmost good faith and full and fair disclosure of all material facts. An investment adviser's duty of loyalty requires an adviser to vote proxies in a manner consistent with the best interest of its clients and precludes the adviser from subrogating the clients' interests to its own. In addition, an investment adviser voting proxies on behalf of a fund must do so in a manner consistent with the best interests of the fund and its shareholders. Founders seeks to avoid material conflicts of interest by participating in the MPPC, which applies detailed, pre-determined written proxy voting guidelines (the "Voting Guidelines") in an objective and consistent manner across client accounts, based on internal and external research and recommendations provided by a third party vendor, and without consideration of any client relationship factors. Further, the MPPC engages a third party as an independent fiduciary to vote all proxies of funds managed by Mellon or its affiliates (including the Fund), and may engage an independent fiduciary to vote proxies of other issuers at its discretion.

All proxies received by the Fund are reviewed, categorized, analyzed and voted in accordance with the Voting Guidelines. The guidelines are reviewed periodically and updated as necessary to reflect new issues and any changes in Mellon or Founders' policies on specific issues. Items that can be categorized under the Voting Guidelines are voted in accordance with any applicable guidelines or referred to the MPPC, if the applicable guidelines so require. Proposals that cannot be categorized under the Voting Guidelines are referred to the MPPC for discussion and vote. Additionally, the MPPC may review proposals where it has identified a particular company, industry or issue for special scrutiny. With regard to voting proxies of foreign companies, Founders weighs the cost of voting and potential inability to sell the securities (which may occur during the voting process) against the benefit of voting the proxies to determine whether or not to vote.

When evaluating proposals, the MPPC recognizes that the management of a publicly held company may need protection from the market's frequent focus on short-term considerations, so as to be able to concentrate on such long-term goals as productivity and development of competitive products and services. In addition, the MPPC generally supports proposals designed to provide management with short-term insulation from outside influences so as to enable them to bargain effectively with potential suitors to the extent such proposals are discrete and not bundled with other proposals. The MPPC believes that a shareholder's role in the governance of a publicly-held company is generally limited to monitoring the performance of the company and its management and voting on matters which properly come to a shareholder vote. However, the MPPC generally opposes proposals designed to insulate an issuer's management unnecessarily from the wishes of a majority of shareholders. Accordingly, the MPPC generally votes in accordance with management on issues that the MPPC believes neither unduly limit the rights and privileges of shareholders nor adversely affect the value of the investment.

On questions of social responsibility where economic performance does not appear to be an issue, the MPPC attempts to ensure that management reasonably responds to the social issues. Responsiveness will be measured by management's efforts to address the particular social issue including, where appropriate, assessment of the implications of the proposal to the ongoing operations of the company. The MPPC will pay particular attention to repeat issues where management has failed in its commitment in the intervening period to take actions on issues.

In evaluating proposals regarding incentive plans and restricted stock plans, the MPPC typically employs a shareholder value transfer model. This model seeks to assess the amount of shareholder equity flowing out of the company to executives as options are exercised. After determining the cost of the plan, the MPPC evaluates whether the cost is reasonable based on a number of factors, including industry classification and historical performance information. The MPPC generally votes against proposals that permit the repricing or replacement of stock options without shareholder approval or that are silent on repricing and the company has a history of repricing stock options.


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             THE DREYFUS CORPORATION -- MELLON FINANCIAL CORPORATION SUMMARY OF THE PROXY VOTING POLICY, PROCEDURES AND GUIDELINES

Dreyfus, through its participation on the Mellon Financial Corporation's Proxy Policy Committee (the "MPPC"), applies Mellon's Proxy Voting Policy, related procedures, and voting guidelines when voting proxies on behalf of the funds.

Dreyfus recognizes that an investment adviser is a fiduciary that owes its clients, including funds it manages, a duty of utmost good faith and full and fair disclosure of all material facts. An investment adviser's duty of loyalty requires an adviser to vote proxies in a manner consistent with the best interest of its clients and precludes the adviser from subrogating the clients' interests to its own. In addition, an investment adviser voting proxies on behalf of a fund must do so in a manner consistent with the best interests of the fund and its shareholders.

Dreyfus seeks to avoid material conflicts of interest by participating in the MPPC, which applies detailed, pre-determined written proxy voting guidelines (the "Voting Guidelines") in an objective and consistent manner across client accounts, based on internal and external research and recommendations provided by a third party vendor, and without consideration of any client relationship factors. Further, the MPPC engages a third party as an independent fiduciary to vote all proxies of funds managed by Mellon or its affiliates (including the Dreyfus Family of Funds), and may engage an independent fiduciary to vote proxies of other issuers at its discretion.

All proxies received by the funds are reviewed, categorized, analyzed and voted in accordance with the Voting Guidelines. The guidelines are reviewed periodically and updated as necessary to reflect new issues and any changes in Mellon's or Dreyfus' policies on specific issues. Items that can be categorized under the Voting Guidelines are voted in accordance with any applicable guidelines or referred to the MPPC, if the applicable guidelines so require. Proposals that cannot be categorized under the Voting Guidelines are referred to the MPPC for discussion and vote. Additionally, the MPPC reviews proposals where it has identified a particular company, industry or issue for special scrutiny. With regard to voting proxies of foreign companies, Dreyfus weighs the cost of voting and potential inability to sell the securities (which may occur during the voting process) against the benefit of voting the proxies to determine whether or not to vote. With respect to securities lending transactions, the MPPC seeks to balance the economic benefits of continuing to participate in an open securities lending transaction against the inability to vote proxies.

When evaluating proposals, the MPPC recognizes that the management of a publicly-held company may need protection from the market's frequent focus on short-term considerations, so as to be able to concentrate on such long-term goals as productivity and development of competitive products and services. In addition, the MPPC generally supports proposals designed to provide management with short-term insulation from outside influences so as to enable them to bargain effectively with potential suitors to the extent such proposals are discrete and not bundled with other proposals. The MPPC believes that a shareholder's role in the governance of a publicly-held company is generally limited to monitoring the performance of the company and its management and voting on matters which properly come to a shareholder vote. However, the MPPC generally opposes proposals designed to insulate an issuer's management unnecessarily from the wishes of a majority of shareholders. Accordingly, the MPPC generally votes in accordance with management on issues that the MPPC believes neither unduly limit the rights and privileges of shareholders nor adversely affect the value of the investment.

On questions of social responsibility where economic performance does not appear to be an issue, the MPPC attempts to ensure that management reasonably responds to the social issues. Responsiveness will be measured by management's efforts to address the particular social issue including, where appropriate, assessment of the implications of the proposal to the ongoing operations of the company. The MPPC will pay particular attention to repeat issues where management has failed in its commitment in the intervening period to take actions on issues.

In evaluating proposals regarding incentive plans and restricted stock plans, the MPPC typically employs a shareholder value transfer model. This model seeks to assess the amount of shareholder equity flowing out of the company to executives as options are exercised. After determining the cost of the plan, the MPPC evaluates whether the cost is reasonable based on a number of factors, including industry classification and historical performance information. The MPPC generally votes against proposals that permit or are silent on the repricing or replacement of stock options without shareholder approval or that are silent on repricing and the company has a history of repricing stock options.


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                            FIRST TRUST ADVISORS L.P.
                               PROXY VOTING POLICY

1. It is the Subadviser's policy to seek to ensure that proxies for securities held by a Fund are voted consistently and solely in the best economic interests of the respective Fund.
2. The Subadviser shall be responsible for the oversight of a Fund's proxy voting process and shall assign a senior member of its staff to be responsible for this oversight.
3. The Subadviser has engaged the services of Institutional Shareholder Services, Inc. ("ISS") to make recommendations to the Subadviser on the voting of proxies related to securities held by a Fund. ISS provides voting recommendations based on established guidelines and practices. The Subadviser has adopted these ISS Proxy Voting Guidelines.
4. The Subadviser shall review the ISS recommendations and generally will vote the proxies in accordance with such recommendations. Notwithstanding the foregoing, the Subadviser may not vote in accordance with the ISS recommendations if the Subadviser believes that the specific ISS recommendation is not in the best interests of the respective Fud.
5. If the Subadviser manages the assets or pension fund of a company and any of the Subadviser's clients hold any securities in that company, the Subadviser will vote proxies relating to such company's securities in accordance with the ISS recommendations to avoid any conflict of interest. In addition, if the Subadviser has actual knowledge of any other type of material conflict of interest between itself and the respective Fund with respect to the voting of a proxy, the Subadviser shall vote the applicable proxy in accordance with the ISS recommendations to avoid such conflict of interest.
6. If a Fund requests the Subadviser to follow specific voting guidelines or additional guidelines, the Subadviser shall review the request and follow such guidelines, unless the Subadviser determines that it is unable to follow such guidelines. In such case, the Subadviser shall inform the Fund that it is not able to follow the Fund's request.
7. The Subadviser may have clients in addition to the Funds which have provided the Subadviser with discretionary authority to vote proxies on their behalf. In such cases, the Subadviser shall follow the same policies and procedures.



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                         FRANKLIN ADVISORY SERVICES, LLC
                       PROXY VOTING POLICIES & PROCEDURES

RESPONSIBILITY OF INVESTMENT MANAGER TO VOTE PROXIES

Franklin Advisory Services, LLC (hereinafter "Investment Manager") has delegated its administrative duties with respect to voting proxies to the Proxy Group within Franklin Templeton Companies, LLC (the "Proxy Group"), a wholly-owned subsidiary of Franklin Resources, Inc. Franklin Templeton Companies, LLC provides a variety of general corporate services to its affiliates, including but not limited to legal and compliance activities. Proxy duties consist of analyzing proxy statements of issuers whose stock is owned by any client (including both investment companies and any separate accounts managed by Investment Manager) that has either delegated proxy voting administrative responsibility to Investment Manager or has asked for information on the issues to be voted. The Proxy Group will process proxy votes on behalf of, and Investment Manager votes proxies solely in the interests of, separate account clients, Investment Manager-managed mutual fund shareholders, or, where employee benefit plan assets are involved, in the interests of the plan participants and beneficiaries (collectively, "Advisory Clients") that have properly delegated such responsibility or will inform Advisory Clients that have not delegated the voting responsibility but that have requested voting advice about Investment Manager's views on such proxy votes. The Proxy Group also provides these services to other advisory affiliates of Investment Manager.

HOW INVESTMENT MANAGER VOTES PROXIES

Fiduciary Considerations

All proxies received by the Proxy Group will be voted based upon Investment Manager's instructions and/or policies. To assist it in analyzing proxies, Investment Manager subscribes to Institutional Shareholder Services ("ISS"), an unaffiliated third party corporate governance research service that provides in-depth analyses of shareholder meeting agendas, vote recommendations, record keeping and vote disclosure services. In addition, Investment Manager subscribes to Glass Lewis & Co., LLC ("Glass Lewis"), an unaffiliated third party analytical research firm, to receive analyses and vote recommendations on the shareholder meetings of publicly held U.S. companies. Although ISS' and/or Glass Lewis' analyses are thoroughly reviewed and considered in making a final voting decision, Investment Manager does not consider recommendations from ISS, Glass Lewis, or any other third party to be determinative of Investment Manager's ultimate decision. As a matter of policy, the officers, directors and employees of Investment Manager and the Proxy Group will not be influenced by outside sources whose interests conflict with the interests of Advisory Clients.

Conflicts of Interest

All conflicts of interest will be resolved in the interests of the Advisory Clients. Investment Manager is an affiliate of a large, diverse financial services firm with many affiliates and makes its best efforts to avoid conflicts of interest. However, conflicts of interest can arise in situations where:

1.            The issuer is a client of Investment Manager or its affiliates;
2. The issuer is a vendor whose products or services are material or significant to the business of Investment Manager or its affiliates;
3. The issuer is an entity participating, or which may participate, in the distribution of investment products advised, administered or sponsored by Investment Manager or its affiliates (e.g., a broker, dealer or bank);
4. An employee of Investment Manager or its affiliates, or an immediate family member of such employee, also serves as a director or officer of the issuer;
5. A director or trustee of Franklin Resources, Inc. or of a Franklin Templeton investment product, or an immediate family member of such director or trustee, also serves as an officer or director of the issuer; or
6. The issuer is Franklin Resources, Inc. or any of its proprietary investment products.
Material conflicts of interest are identified by the Proxy Group based upon analyses of client, broker and vendor lists, information periodically gathered from directors and officers, and information derived from other sources, including public filings.

In situations where a material conflict of interest is identified, the Proxy Group will refer the matter, along with the recommended course of action by the Investment Manager, if any, to a Proxy Review Committee comprised of representatives from the Portfolio Management (which may include portfolio managers and/or research analysts employed by Investment Manager), Fund Administration, Legal and Compliance Departments within Franklin Templeton for evaluation and voting instructions. The Proxy Review Committee may defer to the voting recommendation of ISS, Glass Lewis, or those of another independent third


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party provider of proxy services or send the proxy directly to the relevant Advisory Clients with a recommendation regarding the vote for approval.

Where the Proxy Review Committee refers a matter to an Advisory Client, it may rely upon the instructions of a representative of the Advisory Client, such as the board of directors or trustees or a committee of the board in the case of a
U. S. registered mutual fund, the conducting officer in the case of an open-ended collective investment scheme formed as a Societe d'investissement a capital variable (SICAV), the Independent Review Committee for Canadian investment funds, or a plan administrator in the case of an employee benefit plan. The Proxy Review Committee may determine to vote all shares held by Advisory Clients in accordance with the instructions of one or more of the Advisory Clients.

The Proxy Review Committee will independently review proxies that are identified as presenting material conflicts of interest; determine the appropriate action to be taken in such situations; report the results of such votes to Investment Manager's clients as may be requested; and recommend changes to the Proxy Voting Policies and Procedures as appropriate.

The Proxy Review Committee will also decide whether to vote proxies for securities deemed to present conflicts of interest that are sold following a record date, but before a shareholder meeting date. The Proxy Review Committee may consider various factors in deciding whether to vote such proxies, including Investment Manager's long-term view of the issuer's securities for investment, or it may defer the decision to vote to the applicable Advisory Client.

Weight Given Management Recommendations

One of the primary factors Investment Manager considers when determining the desirability of investing in a particular company is the quality and depth of that company's management. Accordingly, the recommendation of management on any issue is a factor that Investment Manager considers in determining how proxies should be voted. However, Investment Manager does not consider recommendations from management to be determinative of Investment Manager's ultimate decision. As a matter of practice, the votes with respect to most issues are cast in accordance with the position of the company's management. Each issue, however, is considered on its own merits, and Investment Manager will not support the position of a company's management in any situation where it determines that the ratification of management's position would adversely affect the investment merits of owning that company's shares.

THE PROXY GROUP

The Proxy Group is part of the Franklin Templeton Companies, LLC Legal Department and is overseen by legal counsel. Full-time staff members are devoted to proxy voting administration and providing support and assistance where needed. On a daily basis, the Proxy Group will review each proxy upon receipt as well as any agendas, materials and recommendations that they receive from ISS, Glass Lewis, or other sources. The Proxy Group maintains a log of all shareholder meetings that are scheduled for companies whose securities are held by Investment Manager's managed funds and accounts. For each shareholder meeting, a member of the Proxy Group will consult with the research analyst that follows the security and provide the analyst with the meeting notice, agenda, ISS and/or Glass Lewis analyses, recommendations and any other available information. Except in situations identified as presenting material conflicts of interest, Investment Manager's research analyst and relevant portfolio manager(s) are responsible for making the final voting decision based on their review of the agenda, ISS and/or Glass Lewis analyses, their knowledge of the company and any other information readily available. In the case of a material conflict of interest, the final voting decision will be made by the Proxy Review Committee, as described above. The Proxy Group must obtain voting instructions from Investment Manager's research analyst, relevant portfolio manager(s), legal counsel and/or the Proxy Review Committee prior to submitting the vote.

GENERAL PROXY VOTING GUIDELINES

Investment Manager has adopted general guidelines for voting proxies as summarized below. In keeping with its fiduciary obligations to its Advisory Clients, Investment Manager reviews all proposals, even those that may be considered to be routine matters. Although these guidelines are to be followed as a general policy, in all cases each proxy and proposal will be considered based on the relevant facts and circumstances. Investment Manager may deviate from the general policies and procedures when it determines that the particular facts and circumstances warrant such deviation to protect the interests of the Advisory Clients. These guidelines cannot provide an exhaustive list of all the issues that may arise nor can Investment Manager anticipate all future situations. Corporate governance issues are diverse and continually evolving and Investment Manager devotes significant time and resources to monitor these changes.

INVESTMENT MANAGER'S PROXY VOTING POLICIES AND PRINCIPLES


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Investment Manager's proxy voting positions have been developed based on years of experience with proxy voting and corporate governance issues. These principles have been reviewed by various members of Investment Manager's organization, including portfolio management, legal counsel, and Investment Manager's officers. The Board of Directors of Franklin Templeton's U.S.-registered mutual funds will approve the proxy voting policies and procedures annually.

The following guidelines reflect what Investment Manager believes to be good corporate governance and behavior:

Board of Directors: The election of directors and an independent board are key to good corporate governance. Directors are expected to be competent individuals and they should be accountable and responsive to shareholders. Investment Manager supports an independent board of directors, and prefers that key committees such as audit, nominating, and compensation committees be comprised of independent directors. Investment Manager will generally vote against management efforts to classify a board and will generally support proposals to declassify the board of directors. Investment Manager will consider withholding votes from directors who have attended less than 75% of meetings without a valid reason. Investment Manager will review the issue of separating Chairman and CEO positions on a case-by-case basis taking into consideration other factors including the company's corporate governance guidelines and performance. Investment Manager evaluates proposals to restore or provide for cumulative voting on a case-by-case basis and considers such factors as corporate governance provisions as well as relative performance. The Investment Manager generally will support non-binding shareholder proposals to require a majority vote standard for the election of directors; however, if these proposals are binding, the Investment Manager will give careful review on a case-by-case basis of the potential ramifications of such implementation.

Ratification of Auditors: In light of several high profile accounting scandals, Investment Manager will closely scrutinize the role and performance of auditors. On a case-by-case basis, Investment Manager will examine proposals relating to non-audit relationships and non-audit fees. Investment Manager will also consider, on a case-by-case basis, proposals to rotate auditors, and will vote against the ratification of auditors when there is clear and compelling evidence of accounting irregularities or negligence attributable to the auditors.

Management & Director Compensation: A company's equity-based compensation plan should be in alignment with the shareholders' long-term interests. Investment Manager believes that executive compensation should be directly linked to the performance of the company. Investment Manager evaluates plans on a case-by-case basis by considering several factors to determine whether the plan is fair and reasonable. Investment Manager reviews the ISS quantitative model utilized to assess such plans and/or the Glass Lewis evaluation of the plan. Investment Manager will generally oppose plans that have the potential to be excessively dilutive, and will almost always oppose plans that are structured to allow the repricing of underwater options, or plans that have an automatic share replenishment "evergreen" feature. Investment Manager will generally support employee stock option plans in which the purchase price is at least 85% of fair market value, and when potential dilution is 5% or less.

Severance compensation arrangements will be reviewed on a case-by-case basis, although Investment Manager will generally oppose "golden parachutes" that are considered excessive. Investment Manager will normally support proposals that require that a percentage of directors' compensation be in the form of common stock, as it aligns their interests with those of the shareholders.

Anti-Takeover Mechanisms and Related Issues: Investment Manager generally opposes anti-takeover measures since they tend to reduce shareholder rights. However, as with all proxy issues, Investment Manager conducts an independent review of each anti-takeover proposal. On occasion, Investment Manager may vote with management when the research analyst has concluded that the proposal is not onerous and would not harm Advisory Clients' interests as stockholders. Investment Manager generally supports proposals that require shareholder rights plans ("poison pills") to be subject to a shareholder vote. Investment Manager will closely evaluate shareholder rights' plans on a case-by-case basis to determine whether or not they warrant support. Investment Manager will generally vote against any proposal to issue stock that has unequal or subordinate voting rights. In addition, Investment Manager generally opposes any supermajority voting requirements as well as the payment of "greenmail." Investment Manager usually supports "fair price" provisions and confidential voting.

Changes to Capital Structure: Investment Manager realizes that a company's financing decisions have a significant impact on its shareholders, particularly when they involve the issuance of additional shares of common or preferred stock or the assumption of additional debt. Investment Manager will carefully review, on a case-by-case basis, proposals by companies to increase authorized shares and the purpose for the increase. Investment Manager will generally not vote in favor of dual-class capital structures to increase the number of authorized shares where that class of stock would have superior voting rights. Investment Manager will generally vote in favor of the issuance of preferred stock in cases


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where the company specifies the voting, dividend, conversion and other rights of such stock and the terms of the preferred stock issuance are deemed reasonable. Investment Manager will review proposals seeking preemptive rights on a case-by-case basis.

Mergers and Corporate Restructuring: Mergers and acquisitions will be subject to careful review by the research analyst to determine whether they would be beneficial to shareholders. Investment Manager will analyze various economic and strategic factors in making the final decision on a merger or acquisition. Corporate restructuring proposals are also subject to a thorough examination on a case-by-case basis.

Social and Corporate Policy Issues: As a fiduciary, Investment Manager is primarily concerned about the financial interests of its Advisory Clients. Investment Manager will generally give management discretion with regard to social, environmental and ethical issues although Investment Manager may vote in favor of those issues that are believed to have significant economic benefits or implications.

Global Corporate Governance: Investment Manager manages investments in countries worldwide. Many of the tenets discussed above are applied to Investment Manager's proxy voting decisions for international investments. However, Investment Manager must be flexible in these worldwide markets and must be mindful of the varied market practices of each region. As experienced money managers, Investment Manager's analysts are skilled in understanding the complexities of the regions in which they specialize and are trained to analyze proxy issues germane to their regions.

PROXY PROCEDURES

The Proxy Group is fully cognizant of its responsibility to process proxies and maintain proxy records pursuant to applicable rules and regulations, including those of the U.S. Securities and Exchange Commission ("SEC") and the Canadian Securities Administrators ("CSA"). In addition, Investment Manager understands its fiduciary duty to vote proxies and that proxy voting decisions may affect the value of shareholdings. Therefore, Investment Manager will attempt to process every proxy it receives for all domestic and foreign proxies. However, there may be situations in which Investment Manager cannot vote proxies. For example, if the cost of voting a foreign proxy outweighs the benefit of voting, the Proxy Group may refrain from processing that vote. Additionally, the Proxy Group may not be given enough time to process the vote. For example, the Proxy Group, through no fault of their own, may receive a meeting notice from the company too late, or may be unable to obtain a timely translation of the agenda. In addition, if Investment Manager has outstanding sell orders, the proxies for those meetings may not be voted in order to facilitate the sale of those securities. If a security is on loan, Investment Manager may determine that it is not in the best interests of its clients to recall the security for voting purposes. Although Investment Manager may hold shares on a company's record date, should it sell them prior to the company's meeting date, Investment Manager ultimately may decide not to vote those shares.

Investment Manager may vote against an agenda item where no further information is provided, particularly in non-U.S. markets. For example, if "Other Business" is listed on the agenda with no further information included in the proxy materials, Investment Manager may vote against the item to send a message to the company that if it had provided additional information, Investment Manager may have voted in favor of that item. Investment Manager may also enter an "abstain" vote on the election of certain directors from time to time based on individual situations, particularly where Investment Manager is not in favor of electing a director and there is no provision for voting against such director.

The following describes the standard procedures that are to be followed with respect to carrying out Investment Manager's proxy policy:

1. The Proxy Group will identify all Advisory Clients, maintain a list of those clients, and indicate those Advisory Clients who have delegated proxy voting authority to the Investment Manager. The Proxy Group will periodically review and update this list.

2. All relevant information in the proxy materials received (e.g., the record date of the meeting) will be recorded immediately by the Proxy Group in a database to maintain control over such materials. The Proxy Group will confirm each relevant Advisory Client's holdings of the securities and that the client is eligible to vote.

3. The Proxy Group will review and compile information on each proxy upon receipt of any agendas, materials, reports, recommendations from ISS and/or Glass Lewis, or other information. The Proxy Group will then forward this information to the appropriate research analyst and/or legal counsel for review and voting instructions.



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4. In determining how to vote, Investment Manager's analysts and relevant portfolio manager(s) will consider the General Proxy Voting Guidelines set forth above, their in-depth knowledge of the company, any readily available information and research about the company and its agenda items, and the recommendations put forth by ISS, Glass Lewis, or other independent third party providers of proxy services.

5. The Proxy Group is responsible for maintaining the documentation that supports Investment Manager's voting position. Such documentation will include, but is not limited to, any information provided by ISS, Glass Lewis, or other proxy service providers, and, especially as to non-routine, materially significant or controversial matters, memoranda describing the position it has taken, why that position is in the best interest of its Advisory Clients (including separate accounts such as ERISA accounts as well as mutual funds), an indication of whether it supported or did not support management and any other relevant information. Additionally, the Proxy Group may include documentation obtained from the research analyst, portfolio manager, legal counsel and/or the Proxy Review Committee.

6. After the proxy is completed but before it is returned to the issuer and/or its agent, the Proxy Group may review those situations including special or unique documentation to determine that the appropriate documentation has been created, including conflict of interest screening.

7. The Proxy Group will attempt to submit Investment Manager's vote on all proxies to ISS for processing at least three days prior to the meeting for U.S. securities and 10 days prior to the meeting for foreign securities. However, in certain foreign jurisdictions it may be impossible to return the proxy 10 days in advance of the meeting. In these situations, the Proxy Group will use its best efforts to send the proxy vote to ISS in sufficient time for the vote to be lodged.

8. The Proxy Group prepares reports for each client that has requested a record of votes cast. The report specifies the proxy issues that have been voted for the client during the requested period and the position taken with respect to each issue. The Proxy Group sends one copy to the client, retains a copy in the client's file and forwards a copy to the appropriate portfolio manager. While many Advisory Clients prefer quarterly or annual reports, the Proxy Group will provide reports for any timeframe requested by a client.

9. If the Proxy Group learns of a vote on a material event that will affect a security on loan, the Group will notify Investment Manager and obtain instructions regarding whether Investment Manager desires the Franklin Templeton Services, LLC Fund Treasury Department to contact the custodian bank in an effort to retrieve the securities. If so requested by Investment Manager, the Proxy Group shall use its best efforts to call such loans or use other practicable and legally enforceable means to ensure that Investment Manager is able to fulfill its fiduciary duty to vote proxies for Advisory Clients with respect to such loaned securities.

10. The Proxy Group, in conjunction with Legal Staff responsible for coordinating Fund disclosure, on a timely basis, will file all required Form N-PXs, with respect to investment company clients, disclose that its proxy voting record is available on the web site, and will make available the information disclosed in its Form N-PX as soon as is reasonable practicable after filing Form N-PX with the SEC.

11. The Proxy Group, in conjunction with Legal Staff responsible for coordinating Fund disclosure, will ensure that all required disclosure about proxy voting of the investment company clients is made in such clients' financial statements and disclosure documents.

12. The Proxy Group will review the guidelines of ISS and Glass Lewis, with special emphasis on the factors they use with respect to proxy voting recommendations.

13. The Proxy Group will familiarize itself with the procedures of ISS that govern the transmission of proxy voting information from the Proxy Group to ISS and periodically review how well this process is functioning.

14. The Proxy Group will investigate, or cause others to investigate, any and all instances where these Procedures have been violated or there is evidence that they are not being followed. Based upon the findings of these investigations, the Proxy Group, if practicable will recommend amendments to these Procedures to minimize the likelihood of the reoccurrence of non-compliance.

15.      At least annually, the Proxy Group will verify that:


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o All annual proxies for the securities held by Advisory Clients have been received;

o Each proxy or a sample of proxies received has been voted in a manner consistent with these Procedures and the Proxy Voting Guidelines;

o Each proxy or sample of proxies received has been voted in accordance with the instructions of the Investment Manager;

o Adequate disclosure has been made to clients and fund shareholders about the procedures and how proxies were voted; and timely filings were made with applicable regulators related to proxy voting.


The Proxy Group is responsible for maintaining appropriate proxy voting records. Such records will include, but are not limited to, a copy of all materials returned to the issuer and/or its agent, the documentation described above, listings of proxies voted by issuer and by client, and any other relevant information. The Proxy Group may use an outside service such as ISS to support this function. All records will be retained for at least five years, the first two of which will be on-site. Advisory Clients may request copies of their proxy voting records by calling the Proxy Group collect at 1-954-527-7678, or by sending a written request to: Franklin Templeton Companies, LLC, 500 East Broward Boulevard, Suite 1500, Fort Lauderdale, FL 33394, Attention: Proxy Group. Advisory Clients may review Investment Manager's proxy voting policies and procedures on-line at www.franklintempleton.com and may request additional copies by calling the number above. For Canadian mutual fund products, an annual proxy voting record for the period ending June 30 of each year will be posted to www.franklintempleton.ca no later than August 31 of each year. The Proxy Group will periodically review web site posting and update the posting when necessary. In addition, the Proxy Group is responsible for ensuring that the proxy voting policies, procedures and records of the Investment Manager are available as required by law and is responsible for overseeing the filing of such policies, procedures and mutual fund voting records with the SEC, the CSA and other applicable regulators.



As of  January 3, 2007


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                               JENNISON ASSOCIATES
                       PROXY VOTING POLICY AND PROCEDURES
I.   INTRODUCTION
         Jennison Associates LLC (the "Adviser") has adopted the following "Proxy Voting Policy and Procedures" ("Policy"), in compliance with Rule 206(4)-6 under the Investment Advisers Act of 1940 (the "Advisers Act") and other applicable fiduciary obligations. The Policy is designed to provide guidance to those Jennison employees (portfolio managers and analysts, hereinafter referred to as "Investment Professionals") who are responsible for discharging the Adviser's proxy voting obligation under the Rule, and to ensure that proxies are voted in the best interests of the Adviser's clients(2). II. STATEMENT OF POLICY
         It is the policy of the Adviser that where proxy voting authority has been delegated to the Adviser by clients, that all proxies be voted in the best interest of the client without regard to the interests of the Adviser or other related parties. Secondary consideration may be given to the public and social value of each issue. For purposes of the Policy, the "best interests of clients" shall mean, unless otherwise specified by the client, the clients' best economic interests over the long term - that is, the common interest that all clients share in seeing the value of a common investment increase over time. It is further the policy of the Adviser that complete and accurate disclosure concerning its proxy voting policies and procedures and proxy voting records, as required by the Advisers Act, is to be made available to clients.
         In voting proxies for international holdings, we will generally apply the same principles as those for U.S. holdings. However, in some countries, voting proxies result in additional costs. As such, we consider whether the vote, either itself or together with the votes of other shareholders, is expected to have an effect on the value of the investment that will outweigh the cost of voting. Our policy is to not vote these types of proxies as the valuation impact far outweighs the benefit of voting.
III. PROCEDURES
A.       ACCOUNT SET-UP AND REVIEW
         Initially, the Adviser must determine whether the client seeks to retain the responsibility of voting proxies or seeks to delegate that responsibility to the Adviser. The responsibility to vote proxies will be specified in the client's investment advisory contract with the Adviser. Where no designation is made, Jennison will vote proxies for such accounts(s) in accordance with this Policy. The client may choose to have the Adviser vote proxies in accordance with the Adviser's standard guidelines. The Adviser, in its discretion, may also permit a client to modify the Adviser's standard guidelines with respect to such client exclusively or may accept direction from a client with respect to the client's proxies and vote in accordance with a client's own guidelines (collectively, "Client Guidelines"). Alternatively, the Adviser may decline to accept authority to vote such client's proxies. Designated Investment Professionals within each portfolio management area will be responsible for ensuring that each new client's account for which the client has delegated proxy voting authority is established with the proper guidelines (when client is not adopting Jennison's Guidelines) before investment discretionary activity commences.
         PROXY VOTING
1.       GUIDELINES FOR RECURRING ISSUES
         The Adviser has adopted proxy voting guidelines ("Guidelines") with respect to certain recurring issues. These Guidelines are reviewed on an annual basis by the Adviser's Proxy Voting Committee and its relevant portfolio management staff, then revised when a determination has been made that a change is appropriate. These Guidelines are meant to convey the Adviser's general approach to voting decisions on certain issues. Nevertheless, the Adviser's Investment Professionals maintain responsibility for reviewing all proxies individually and making final decisions based on the merits of each case.
2.       USE OF THIRD PARTY PROXY SERVICE
         In an effort to discharge its responsibility, the Adviser has examined third-party services that assist in the researching and voting of proxies and development of voting guidelines. After such review, the Adviser has selected Institutional Shareholder Services ("ISS") - a proxy research and voting service
- to assist it in researching and voting proxies. ISS helps investors research the financial implications of proxy proposals and cast votes on behalf of the

--------------------------
(2) In the event the Adviser should manage affiliated client accounts, the Adviser, for purposes of this policy, makes no distinction between accounts of affiliated companies, E.G., the General Accounts of Prudential (as well as related insurance companies and entities), and other separately managed accounts, each of which will be treated consistently under the Policy.


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investor. The Adviser will utilize the research (for purposes of establishing guidelines) and analytical services, operational implementation and recordkeeping and reporting services provided by ISS. ISS will research each proxy and provide a recommendation (at the Adviser's request only if one does not already exist) to the Adviser as to how best to vote on each issue based on its research of the individual facts and circumstances of the proxy issue and its application of its research findings to the Adviser's duty to vote proxies in the best interest of its clients. For clients using proxy voting guidelines different from the Adviser's Guidelines, the Adviser will instruct ISS to vote these proxies in accordance with such modified guidelines. ISS will cast votes in accordance with the Adviser's Guidelines, unless instructed otherwise by a Jennison Investment Professional, as set forth below, or if the Adviser has accepted direction from a Client, in accordance with the Client's Guidelines.
3.       REVIEW OF RECOMMENDATIONS
          The Adviser's Investment Professionals have the ultimate responsibility to accept or reject any proxy voting recommendation - as determined by either the Guidelines or Client's Guidelines ("Recommendation"). Consequently, Investment Professionals shall review and evaluate the Recommendation for each proxy ballot before ISS casts the vote, taking into account the Policy, all guidelines applicable to the account(s), and the best interests of the client(s). The Investment Professionals shall override the Recommendation should he/she not believe that such Recommendation, based on all relevant facts and circumstances at the time the proxy ballot is voted, is in the best interest of the client(s). The Adviser will memorialize the basis for any decision to override a Recommendation or to abstain from voting, including the resolution of any conflicts, if any, as further discussed below. The Adviser may vote the same proxy proposal differently for different clients. Also, the Adviser may choose not to vote proxies under the following circumstances:
o If the effect on the client's economic interests or the value of the portfolio holding is indeterminable or insignificant;
o If the cost of voting the proxy outweighs the possible benefit (such as security lending, see 5. below); or
o If a jurisdiction imposes share blocking restrictions which prevent the Adviser from exercising its voting authority.
4.       ADDRESSING MATERIAL CONFLICTS OF INTEREST
         There may be instances where the interest of the adviser conflicts or may appear to conflict with the interest of its clients when voting proxies on behalf of those clients ("Material Conflict"). Investment Professionals have an affirmative duty to disclose any potential Material Conflicts known to them related to a proxy vote. Material Conflicts may exist in situations where the Adviser is called to vote on a proxy involving an issuer or proponent of a proxy proposal regarding the issuer where the Adviser or an affiliated person of the Adviser also:
o    Manages the issuer's or proponent's pension plan;
o    Administers the issuer's or proponent's employee benefit plan;
o Provides brokerage, underwriting, insurance or banking services to the issuer or proponent; or
o    Manages money for an employee group.
     Additional Material Conflicts may exist if an executive of the Adviser or its control affiliates is a close relative of, or has a personal or business relationship with:

o An executive of the issuer or proponent;
o A director of the issuer or proponent;
o A person who is a candidate to be a director of the issuer;
o A participant in the proxy contest; or
o A proponent of a proxy proposal.

         Material Conflicts based on business relationships or dealings of affiliates of the Adviser will only be considered to the extent that the applicable portfolio management area of the Adviser has actual knowledge of such business relationships. Whether a relationship creates a Material Conflict will depend on the facts and circumstances at the time the proxy is voted. Even if these parties do not attempt to influence the Adviser with respect to voting, the value of the relationship to the Adviser may create the appearance of or an actual Material Conflict, such as when the issuer is a client of the Adviser.
         The Adviser may adopt such processes it deems necessary to identify Material Conflicts. Prior to overriding a Recommendation, the Investment Professional (or other designated personnel) must complete the Proxy Voting Documentation Form, attached as Exhibit A, and submit it to Compliance for determination as to whether a potential Material Conflict of interest exists between the Adviser and the client on whose behalf the proxy is to be voted. If Compliance determines that there is no potential Material Conflict mandating a voting recommendation from the Adviser's Proxy Voting Committee, the portfolio manager or analyst may vote or override the Recommendation and vote the proxy


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issue as he/she determines is in the best interest of clients. If Compliance determines that there exists or may exist a Material Conflict, it will refer the issue to the Adviser's Proxy Voting Committee for consideration. The Adviser's Proxy Voting Committee will consider the facts and circumstances of the pending proxy vote and the potential or actual Material Conflict and make a determination as to how to vote the proxy - i.e., whether to permit or deny the vote or override of the Recommendation, or whether to take other action, such as delegating the proxy vote to an independent third party to either vote or provide a recommendation as to how to vote (such as ISS) or obtaining voting instructions from clients.
         In considering the proxy vote and potential Material Conflict, the Adviser's Proxy Voting Committee may review the following factors, including but not limited to:

o Whether the issuer is a client of the Adviser.
o The percentage of outstanding securities of the issuer held on behalf of clients by the Adviser.
o The nature of the relationship of the issuer with the Adviser, its affiliates or its executive officers.
o Whether there has been any attempt to directly or indirectly influence the portfolio manager's decision.
o Whether the direction (for or against) of the proposed vote would appear to benefit the Adviser or a related party.
o Whether an objective decision to vote in a certain way will still create a strong appearance of a conflict.

In cases where a Material Conflict has been identified, the Proxy Voting Documentation Form will be completed by the Investment Professional responsible for casting the proxy vote, such as when the Adviser is voting a proxy on behalf of its clients where the issuer is also a client of the Adviser or an affiliated entity. The Adviser's Proxy Voting Committee reviews all such proxy voting decisions. In addition, a committee comprised of both senior business executives and regulatory personnel of Jennison and its affiliated asset management unit, Prudential Investment Management, Inc, reviews these votes. This committee also has a role in identifying Material Conflicts that may affect Jennison due to ownership by a diversified financial organization, Prudential Financial, Inc.

THE ADVISER MAY NOT ABSTAIN FROM VOTING ANY SUCH PROXY FOR THE PURPOSE OF AVOIDING CONFLICT.
         5.    LENDING
         Jennison may pre-identify a particular issuer that may be subject to a security lending arrangement. In this situation, Jennison will work with either custodian banks or ISS to monitor upcoming meetings and call stock loans, if applicable, in anticipation of an important vote to be taken among holders of the securities or of the giving or withholding of their consent on a material matter affecting the investment. In determining whether to call stock loans, the relevant investment professional shall consider whether the benefit to the client in voting the matter outweighs the benefit to the client in keeping the stock on loan.
         C.   PROXY VOTING COMMITTEE
         The Adviser's Proxy Voting Committee will consist of representatives from various functional areas within the Adviser. It will meet annually and as needed to address potential Material Conflicts as further described above. (3) The Adviser's Proxy Voting Committee will have the following responsibilities:

o Review potential Material Conflicts and decide (by majority vote) whether to approve the vote or override requests made by portfolio management.
o Annually review the Guidelines for voting on recurring matters and make revisions as it deems appropriate.
o Recommend and adopt changes to the Policy as needed.
o Annually review all overrides by portfolio management.
o Annually review ISS reports to determine voting consistency with guidelines and this Policy.
o Annually review the performance of ISS and determine whether the Adviser should continue to retain ISS's services.
o Review the Adviser's voting record (or applicable summaries of the voting record).
o Review sub-advisers' voting records, if applicable, (or applicable summarie s of the voting records).
o Oversee compliance with the regulatory disclosure requirements.

----------------------------------
(3) The Adviser's Proxy Voting Committee will initially consist of Compliance, Legal and applicable investment professionals. The participation of three members of the Adviser's Proxy Voting Committee in any meeting will constitute a quorum.

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o Report annually, or more frequently upon request, to the investment company boards for mutual funds managed by Jennison on proxy voting matters, including:
              - Overrides of Recommendations
              - Proxy Voting Committee action on potential Material Conflicts
              - Any changes to the Policy or Guidelines
              - Comments on the proxy voting records for the funds
              - Compliance with disclosure requirements
              - Compliance reports as to reviews by Compliance of
                overrides

III.     COMPLIANCE MONITORING
         The Adviser's Chief Compliance Officer shall be responsible for the administration of this Policy. Compliance will periodically sample data from business areas impacted by this Policy. The data will be reviewed to ensure compliance with the Policy. All information obtained during this review, including any analysis performed, shall be retained and signed by the person who conducted such review.
    This Policy will be reviewed annually for adequacy and effectiveness.
         A.    MONITORING OF OVERRIDES
Compliance will periodically review ISS reports of overrides to confirm that proper override and conflict checking procedures were followed.
         B.    Supervisory Review
         The designated supervisor for each Investment Professional will be responsible for ensuring that investment professionals with proxy voting responsibility are acting in accordance with this Policy. Supervisors must approve all requests for overrides and evidence such approval by signing the completed Proxy Vote Override Form.
         C.    Compliance Reporting to Fund Boards
         Each quarter upon request, Compliance will report to each investment company board of directors or trustees for which the Adviser acts as sub-adviser all proxy votes involving the relevant mutual fund in which the Adviser has either resolved a Material Conflict or overridden a Recommendation involving a Material Conflict and participation of the Adviser's Proxy Voting Committee. The Adviser shall provide copies of all Proxy Voting Documentation Forms to the management companies of mutual funds sub-advised by Jennison.
         Annually, the Adviser's Proxy Voting Committee upon request will provide the fund boards with a report of relevant proxy voting matters, such as any proposed changes to the Policy or Adviser's Guidelines, comments on the voting record of the funds (e.g., votes against management), and any votes presenting Material Conflicts.

IV.      CLIENT REPORTING
A.       DISCLOSURE TO ADVISORY CLIENTS
     The Adviser will also provide a copy of this Policy and the Adviser's Guidelines upon request from a client. The Adviser will provide any client who makes a written or verbal request with a copy of a report disclosing how the
Adviser voted securities held in that client's portfolio. Reports will be available for any twelve month period of the following year. The report will be produced by ISS and will generally contain the following information: o The name of the issuer of the security:
o        The security's exchange ticker symbol;
o        The security's CUSIP number;
o        The shareholder meeting date;
o        A brief identification of the matter voted on;
o        Whether the matter was proposed by the issuer or by a security holder;
o        Whether the Adviser cast a vote on the matter;
o        How the Adviser voted; and
o        Whether the Adviser voted for or against management.
B.       INVESTMENT COMPANY DISCLOSURES

The Adviser will ensure that the proxy voting record for the twelve-month period ending June 30 for each registered investment company client is properly reported to the mutual fund management company so as to meet their filing of Form N-PX no later than August 31 of each year by providing access to such reports prepared byISS.

V.       RECORDKEEPING

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         Either the Adviser or ISS as indicated below will maintain the following records:
o A copy of the Policy and Guidelines (Adviser or client specific guidelines);
o A copy of each proxy statement received by the Adviser regarding client securities (ISS);
o A record of each vote cast by the Adviser on behalf of a client (ISS);
o A copy of all documents created by the Adviser that were material to making a decision on the proxy voting, (or abstaining from voting) of client securities or that memorialize the basis for that decision including the resolution of any conflict, a copy of all Proxy Voting Documentation Forms and all supporting documents (Adviser);
o A copy of each written request by a client for information on how the
  Adviser voted proxies on behalf of the client, as well as a copy of any written response by the Adviser to any request by a client for information on how the adviser voted proxies on behalf of the client.
  Records of oral requests for information or oral responses will not be kept. (Adviser); and
o Agenda of Proxy Voting Committee meetings with supporting documents. (Adviser) Such records must be maintained for at least six years.
VI.      CERTIFICATIONS
         All new Investment Professionals prior to engaging in the activity described herein, must certify, substantially in the form as attached hereto as Exhibit B, that they have read and understand this Proxy Voting Policy and Procedures and they will comply with such procedures.
         All existing employees, subsequent to each fiscal year, must certify within a reasonable time period that they have read, understand and have complied with this Proxy Voting Policy and Procedures for the previous fiscal year then ended, as described in Exhibit C attached hereto.
VII.     POLICIES AND PROCEDURES REVISIONS
                  This policy and related procedures may be changed, amended or revised as frequently as necessary in order to accommodate any changes in operations or by operation of law. Any such
change, amendment or revision may be made only by Jennison Compliance in consultation with the business groups or areas impacted by these procedures and consistent with applicable law. Such changes will be promptly distributed to all impacted personnel.
ATTACHMENTS:
Exhibit A-        Proxy Voting Documentation Form
Exhibit B-        Certification of Compliance and Understanding of Proxy Voting
                  Policy and Procedures (New Employees)
Exhibit C -       Certification of Compliance with Proxy Voting Policy and
                  Procedures (Existing Employees)


                                    EXHIBIT A
                           PROXY VOTING DOCUMENTATION
The following issuer is included on the list of potential conflicts as determined by the PIM Proxy Committee. A copy of all documentation supporting the voting decision(s) are to be attached to this form, including a copy/list of the proxy matter(s).
Name of issuer:
Contractual name of related client:

PROXY INFORMATION:
Date proxy received:
Date proxy voted:
Date of meeting:
Asset Management Unit:
Aggregate AMU holdings in issuer: Percentage of issuer's shares outstanding:

CLIENT SERVICE:
Date of last client service visit:
(If within past 12 months)


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Were matters of issuer's proxy discussed?
(If yes, attach a summary of this discussion)

ANALYST INFORMATION:
Date of last analyst visit to issuer:
(If within past 12 months)

Were matters of the issuer's proxy discussed?
(If yes, attach a summary of this discussion)
Were there any other influences considered outside of the normal proxy decision process typically followed by the Asset Manager? _______
If yes, please describe.

Does the Asset Manager believe that it voted the proxy for the above issuer in what it believes to be in the best economic interest of its client(s)?
Name                                                              Date:
Title:

Dennis Kass:                                                      Date:
Chief Executive Officer*

Stephanie Willis                                                  Date:
Chief Compliance Officer*
* signature required only if voting against policy


                                    EXHIBIT B
              Certification of Compliance With and Understanding of
                       Proxy Voting Policy and Procedures
                                (New Employees )

         I, _____________________, [ name ] _______________, [ title ], hereby certify that I have read and understand the Proxy Voting Policy and Procedures and that I will comply with such procedures.
                                                     SIGNED BY:
                                                     Title:

                                                     Print Name:
                                                     EMPLOYMENT DATE:

                                                     Date:

                                    EXHIBIT C
Certification of Compliance With and Understanding of
Proxy Voting Policy and Procedures
(Existing Employees)

         I, ____________________, [ name ] _______________ [ title ], hereby certify that I have read, understand and have complied with the Proxy Voting Policy and Procedures for the fiscal period ended December 31, 200_.
                                                     Signed by:
                                                     Title:
                                                     Print Name:
                                                     Date:



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                       LEGG MASON CAPITAL MANAGEMENT, INC.
                         PROXY PRINCIPLES AND PROCEDURES

OVERVIEW
Legg Mason Capital Management, Inc. (LMCM) has implemented the following principles and procedures for voting proxies on behalf of advisory clients. These principles and procedures are reasonably designed to ensure LMCM exercises its voting responsibilities to serve the best interests of its clients and in compliance with applicable laws and regulations. LMCM assumes responsibility and authority for voting proxies for all clients, unless such responsibility and authority has been expressly retained by the client or delegated by the client to others. For each proxy vote LMCM takes into consideration its duty to its clients and all other relevant facts available to LMCM at the time of the vote. Therefore, while these guidelines provide a framework for voting, votes are ultimately cast on a case-by-case basis. LMCM employs the same proxy principles and procedures for all funds for which it has voting responsibility.

PRINCIPLES
Proxy voting is a valuable right of company shareholders. Through the voting mechanism, shareholders are able to protect and promote their interests by communicating views directly to the company's Board of Directors (Board), as well as exercising their right to grant or withhold approval for actions proposed by the Board or company management. LMCM believes the interests of shareholders are best served by the following principles when considering proxy proposals: PRESERVE AND EXPAND THE POWER OF SHAREHOLDERS IN AREAS OF CORPORATE GOVERNANCE -- Equity shareholders are owners of the business -- company boards and management teams are ultimately accountable to them. LMCM supports policies, plans and structures that promote accountability of the Board and management to owners, and align the interests of the Board and management with owners. Examples include: annual election of all Board members, cumulative voting, and incentive plans that are contingent on delivering value to shareholders. LMCM opposes proposals that reduce accountability or misalign interests, including but not limited to classified boards, poison pills, and incentives that are not linked to owner returns.
ALLOW RESPONSIBLE MANAGEMENT TEAMS TO RUN THE BUSINESS -- LMCM supports policies, plans and structures that give management teams appropriate latitude to run the business in the way that is most likely to maximize value for owners. Conversely, LMCM opposes proposals that limit management's ability to do this. LMCM generally opposes proposals that seek to place restrictions on management in order to promote political, religious or social agendas.

Please see LMCM's proxy voting guidelines, which are attached as Schedule A, for more details.

PROCEDURES
OVERSIGHT
LMCM's Chief Investment Officer (CIO) has full authority to determine LMCM's proxy voting principles and vote proxies on behalf of LMCM's clients. The Chief Investment Officer has delegated oversight and implementation of the proxy voting process, including the principles and procedures that govern it, to one or more Proxy Officers and Compliance Officers. No less than annually, LMCM will review existing principles and procedures in light of LMCM's duties as well as applicable laws and regulations to determine if any changes are necessary.

LIMITATIONS
LMCM recognizes proxy voting as a valuable right of company shareholders. Generally speaking, LMCM will vote all proxies it receives. However, LMCM may refrain from voting in certain circumstances. For instance, LMCM generally intends to refrain from voting a proxy if the company's shares are no longer held by LMCM's clients at the time of the meeting. Additionally, LMCM may refrain from voting a proxy if LMCM concludes the potential impact on shareholders' interests is insignificant while the cost associated with analyzing and voting the proxy may be significant.

PROXY ADMINISTRATION
LMCM instructs each client custodian to forward proxy materials to LMCM's Proxy Administrator. New client custodians are notified at account inception of their responsibility to deliver proxy materials to LMCM. LMCM uses Institutional Shareholder Services (ISS) to electronically receive and vote proxies, as well as to maintain proxy voting receipts and records.



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Upon receipt of proxy materials:
COMPLIANCE REVIEW
A Compliance Officer reviews the proxy issues and identifies any potential conflicts of interests between LMCM, or its employees, and LMCM's clients. LMCM recognizes that it has a duty to vote proxies in the best interests of its clients, even if such votes may result in a loss of business or economic benefit to LMCM or its affiliates.

1. IDENTIFYING POTENTIAL CONFLICTS. In identifying potential conflicts of interest the Compliance Officer will review the following issues:
    (a) Whether there are any business or personal relationships between LMCM, or an employee of LMCM, and the officers, directors or shareholder proposal proponents of a company whose securities are held in client accounts that may create an incentive for LMCM to vote in a manner that is not consistent with the best interests of its clients;
    (b) Whether LMCM has any other economic incentive to vote in a manner that is not consistent with the best interests of its clients; and
    (c) Whether the Proxy Officer voting the shares is aware of any business or personal relationship, or other economic incentive, that has the potential to influence the manner in which the Proxy Officer votes the shares.

2. ASSESSING MATERIALITY. A potential conflict will be deemed to be material if the Compliance Officer determines in the exercise of reasonable judgment that the conflict is likely to have an impact on the manner in which the subject shares are voted.
    If the Compliance Officer determines that the potential conflict is not material, the proxy issue will be forwarded to the Proxy Officer for voting. If the Compliance Officer determines that the potential conflict may be material, the following steps will be taken:

    (a) The Compliance Officer will
    consult with representatives of LMCM's senior management to make a final determination of materiality. The Compliance Officer will maintain a record of this determination.
    (b) After the determination is made, the following procedures will apply:
        (i)If the final determination is that the potential conflict is not material, the proxy issue will be forwarded to the Proxy Officer for voting.
        (ii) If the final determination is that the potential conflict is material, LMCM will adhere to the following procedures:
           A. If LMCM's Proxy Voting Guidelines (Guidelines), a copy of which is included as Schedule A, definitively address the issues presented for vote, LMCM will vote according to the Guidelines.
           B. If the issues presented for vote are not definitively addressed in the Guidelines, LMCM will either (x) follow the vote recommendation of an independent voting delegate, or (y) disclose the conflict to clients and obtain their consent to vote.

PROXY OFFICER DUTIES
The Proxy Officer reviews proxies and evaluates matters for vote in light of LMCM's principles and procedures and the Guidelines. The Proxy Officer may seek additional information from LMCM's investment personnel, company management, independent research services, or other sources to determine the best interests of shareholders. Additionally, the Proxy Officer may consult with LMCM's Chief Investment Officer for guidance on proxy issues. LMCM will maintain all documents that have a material impact on the basis for the vote. The Proxy Officer will return all signed, voted forms to the Proxy Administrator.

PROXY ADMINISTRATOR DUTIES
The Proxy Administrator:
1. Provides custodians with instructions to forward proxies to LMCM for all clients for whom LMCM is responsible for voting proxies;
2. Reconciles the number of shares indicated on the proxy ballot with LMCM's internal data on shares held as of the record date and notifies the custodian of any discrepancies or missed proxies;
3.  Will use best efforts to obtain missing proxies from custodians;
4. Informs the Compliance Officer and Proxy Officer if the company's shares are no longer held by Firm clients as of the meeting date;


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5. Ensures that the Compliance Officer and Proxy Officer are aware of the timeline to vote a proxy and uses best efforts to ensure that votes are cast in a timely manner;
6. Follows instructions from the Proxy Officer or Compliance Officer as to how to vote proxy issues, and casts such votes via ISS software, online or via facsimile; and
7.  Obtains evidence of receipt and maintains records of all proxies voted.

RECORD KEEPING
The following documents are maintained onsite for two years and in an easily accessible place for another three years: 1. A copy of all policies and procedures maintained by LMCM during the applicable period relating to proxy voting; 2. A copy of each proxy statement received regarding client securities (LMCM intends to rely on the availability of such documents through the Securities and Exchange Commission's EDGAR database);
3. A record of each vote cast by LMCM on behalf of a client (LMCM has an agreement with ISS whereby ISS has agreed to maintain these records and make them available to LMCM promptly upon request);
4. A copy of each document created by LMCM that was material to making a decision how to vote proxies or that memorializes the basis for such decision.
5. A copy of each written client request for information on how LMCM voted proxies on behalf of such client, and a copy of any written response provided by LMCM to any (written or oral) request for information on how LMCM voted proxies on behalf of such client.

                                   SCHEDULE A
                             PROXY VOTING GUIDELINES
LMCM maintains these proxy-voting guidelines, which set forth the manner in which LMCM generally votes on issues that are routinely presented. Please note that for each proxy vote LMCM takes into consideration its duty to its clients, the specific circumstances of the vote and all other relevant facts available at the time of the vote. While these guidelines provide the framework for voting proxies, ultimately proxy votes are cast on a case-by-case basis. Therefore actual votes for any particular proxy issue may differ from the guidelines shown below.

Four principal areas of interest to shareholders: 1) Obligations of the Board of Directors 2) Compensation of management and the Board of Directors 3) Take-over protections 4) Shareholders' rights

    ---------------------------------------------------------------------------------------------------------------
                                     PROXY ISSUE                                           LMCM GUIDELINE
    ---------------------------------------------------------------------------------------------------------------
    ---------------------------------------------------------------------------------------------------------------
      BOARD OF DIRECTORS
    ---------------------------------------------------------------------------------------------------------------
    ---------------------------------------------------------------------------------------------------------------
      INDEPENDENCE OF BOARDS OF DIRECTORS: majority of unrelated directors,   For
      independent of management
    ---------------------------------------------------------------------------------------------------------------
    ---------------------------------------------------------------------------------------------------------------
      NOMINATING PROCESS: independent nominating committee seeking            For
      qualified candidates, continually assessing directors and proposing new nominees
    ---------------------------------------------------------------------------------------------------------------
    ---------------------------------------------------------------------------------------------------------------
      SIZE AND EFFECTIVENESS OF BOARDS OF DIRECTORS: Boards must be no        For
      larger than 15 members
    ---------------------------------------------------------------------------------------------------------------
    ---------------------------------------------------------------------------------------------------------------
      CUMULATIVE VOTING FOR DIRECTORS                                         For
    ---------------------------------------------------------------------------------------------------------------
    ---------------------------------------------------------------------------------------------------------------
      STAGGERED BOARDS                                                        Against
    ---------------------------------------------------------------------------------------------------------------
    ---------------------------------------------------------------------------------------------------------------
      SEPARATION OF BOARD AND MANAGEMENT ROLES (CEO/CHAIRMAN)                 Case-by-Case
    ---------------------------------------------------------------------------------------------------------------
    ---------------------------------------------------------------------------------------------------------------
      COMPENSATION REVIEW PROCESS: compensation committee comprised of        For
      outside, unrelated directors to ensure shareholder value while rewarding good performance
    ---------------------------------------------------------------------------------------------------------------
    ---------------------------------------------------------------------------------------------------------------
      DIRECTOR LIABILITY & INDEMNIFICATION: support limitation of liability   For
      and provide indemnification
    ---------------------------------------------------------------------------------------------------------------
    ---------------------------------------------------------------------------------------------------------------
      AUDIT PROCESS                                                           For
    ---------------------------------------------------------------------------------------------------------------
    ---------------------------------------------------------------------------------------------------------------
      BOARD COMMITTEE STRUCTURE: audit, compensation, and nominating and/or   For
      governance committee consisting entirely of independent directors
    ---------------------------------------------------------------------------------------------------------------


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    ---------------------------------------------------------------------------------------------------------------
      MONETARY ARRANGEMENTS FOR DIRECTORS: outside of normal board activities amts should be approved by a board of independent
      directors and reported in proxy                                         For
    ---------------------------------------------------------------------------------------------------------------
    ---------------------------------------------------------------------------------------------------------------
      FIXED RETIREMENT POLICY FOR DIRECTORS                                   Case-by-Case
    ---------------------------------------------------------------------------------------------------------------
    ---------------------------------------------------------------------------------------------------------------
      OWNERSHIP REQUIREMENT: all Directors have direct and material cash      For
      investment in common shares of Company
    ---------------------------------------------------------------------------------------------------------------
    ---------------------------------------------------------------------------------------------------------------
      PROPOSALS ON BOARD STRUCTURE: (lead director, shareholder advisory      For
      committees, requirement that candidates be nominated by shareholders, attendance at meetings)
    ---------------------------------------------------------------------------------------------------------------
    ---------------------------------------------------------------------------------------------------------------
      ANNUAL REVIEW OF BOARD/CEO BY BOARD                                     For
    ---------------------------------------------------------------------------------------------------------------
    ---------------------------------------------------------------------------------------------------------------
      PERIODIC EXECUTIVE SESSIONS WITHOUT MGMT (INCLUDING CEO)                For
    ---------------------------------------------------------------------------------------------------------------
    ---------------------------------------------------------------------------------------------------------------
      VOTES FOR SPECIFIC DIRECTORS                                            Case-by-Case
    ---------------------------------------------------------------------------------------------------------------
    ---------------------------------------------------------------------------------------------------------------
      MANAGEMENT AND DIRECTOR COMPENSATION
    ---------------------------------------------------------------------------------------------------------------
    ---------------------------------------------------------------------------------------------------------------
      STOCK OPTION AND INCENTIVE COMPENSATION PLANS:                          Case-by-Case
    ---------------------------------------------------------------------------------------------------------------
    ---------------------------------------------------------------------------------------------------------------
      FORM OF VEHICLE: grants of stock options, stock appreciation rights,    Case-by-Case
      phantom shares and restricted stock
    ---------------------------------------------------------------------------------------------------------------
    ---------------------------------------------------------------------------------------------------------------
      PRICE                                                                   Against plans whose underlying
                                                                              securities are to be issued at less
                                                                              than 100% of the current market
                                                                              value
    ---------------------------------------------------------------------------------------------------------------
    ---------------------------------------------------------------------------------------------------------------
      RE-PRICING: plans that allow the Board of Directors to lower the        Against
      exercise price of options already granted if the stock price falls or under-performs the market
    ---------------------------------------------------------------------------------------------------------------
    ---------------------------------------------------------------------------------------------------------------
      EXPIRY: plan whose options have a life of more than ten years           Case-by-Case
    ---------------------------------------------------------------------------------------------------------------
    ---------------------------------------------------------------------------------------------------------------
      EXPIRY: "evergreen" stock option plans                                  Against
    ---------------------------------------------------------------------------------------------------------------
    ---------------------------------------------------------------------------------------------------------------
      DILUTION:                                                               Case-by-Case - taking into account
                                                                              value creation, commitment to
                                                                              shareholder-friendly policies, etc.
    ---------------------------------------------------------------------------------------------------------------
    ---------------------------------------------------------------------------------------------------------------
      VESTING: stock option plans that are 100% vested when granted           Against
    ---------------------------------------------------------------------------------------------------------------
    ---------------------------------------------------------------------------------------------------------------
      PERFORMANCE VESTING: link granting of options, or vesting of options    For
      previously granted, to specific performance targets
    ---------------------------------------------------------------------------------------------------------------
    ---------------------------------------------------------------------------------------------------------------
      CONCENTRATION: authorization to allocate 20% or more of the available
      options to any one individual in any one year                           Against
    ---------------------------------------------------------------------------------------------------------------
    ---------------------------------------------------------------------------------------------------------------
      DIRECTOR ELIGIBILITY: stock option plans for directors if terms and
      conditions are clearly defined and reasonable                           Case-by-Case
    ---------------------------------------------------------------------------------------------------------------
    ---------------------------------------------------------------------------------------------------------------
      CHANGE IN CONTROL: stock option plans with change in control            Against
      provisions that allow option holders to receive more for their options than shareholders would receive for their shares
    ---------------------------------------------------------------------------------------------------------------
    ---------------------------------------------------------------------------------------------------------------
      CHANGE IN CONTROL: change in control arrangements developed during a    Against
      take-over fight specifically to entrench or benefit management
    ---------------------------------------------------------------------------------------------------------------
    ---------------------------------------------------------------------------------------------------------------
      CHANGE IN CONTROL: granting options or bonuses to outside directors     Against
      in event of a change in control
    ---------------------------------------------------------------------------------------------------------------
    ---------------------------------------------------------------------------------------------------------------
      BOARD DISCRETION: plans to give Board broad discretion in setting       Against
      terms and conditions of programs
    ---------------------------------------------------------------------------------------------------------------
    ---------------------------------------------------------------------------------------------------------------
      EMPLOYEE LOANS: Proposals authorizing loans to employees to pay for     Against
      stock or options
    ---------------------------------------------------------------------------------------------------------------
    ---------------------------------------------------------------------------------------------------------------
      DIRECTOR COMPENSATION: % of directors' compensation in form of common   For
      shares
    ---------------------------------------------------------------------------------------------------------------
    ---------------------------------------------------------------------------------------------------------------
      GOLDEN PARACHUTES                                                       Case-by-Case
    ---------------------------------------------------------------------------------------------------------------
    ---------------------------------------------------------------------------------------------------------------
      EXPENSE STOCK OPTIONS                                                   For
    ---------------------------------------------------------------------------------------------------------------
    ---------------------------------------------------------------------------------------------------------------
      SEVERANCE PACKAGES: must receive shareholder approval                   For
    ---------------------------------------------------------------------------------------------------------------
    ---------------------------------------------------------------------------------------------------------------
      LACK OF DISCLOSURE ABOUT PROVISIONS OF STOCK-BASED PLANS                Against
    ---------------------------------------------------------------------------------------------------------------
    ---------------------------------------------------------------------------------------------------------------
      RELOAD OPTIONS                                                          Against
    ---------------------------------------------------------------------------------------------------------------
    ---------------------------------------------------------------------------------------------------------------
      PLAN LIMITED TO A SMALL NUMBER OF SENIOR EMPLOYEES                      Against
    ---------------------------------------------------------------------------------------------------------------
    ---------------------------------------------------------------------------------------------------------------
      EMPLOYEE STOCK PURCHASE PLANS                                           Case-by-Case
    ---------------------------------------------------------------------------------------------------------------
    ---------------------------------------------------------------------------------------------------------------
      TAKEOVER PROTECTIONS
    ---------------------------------------------------------------------------------------------------------------


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    ---------------------------------------------------------------------------------------------------------------
      SHAREHOLDER RIGHTS PLANS: plans that go beyond ensuring the equal       Against
      treatment of shareholders in the event of a bid and allowing the corp. enough time to consider alternatives to a bid
    ---------------------------------------------------------------------------------------------------------------
    ---------------------------------------------------------------------------------------------------------------
      GOING PRIVATE TRANSACTION, LEVERAGED BUYOUTS AND OTHER PURCHASE         Case-by-Case
      TRANSACTIONS
    ---------------------------------------------------------------------------------------------------------------
    ---------------------------------------------------------------------------------------------------------------
      LOCK-UP ARRANGEMENTS: "hard" lock-up arrangements that serve to         Against
      prevent competing bids in a takeover situation
    ---------------------------------------------------------------------------------------------------------------
    ---------------------------------------------------------------------------------------------------------------
      CROWN JEWEL DEFENSES                                                    Against
    ---------------------------------------------------------------------------------------------------------------
    ---------------------------------------------------------------------------------------------------------------
      PAYMENT OF GREENMAIL                                                    Against
    ---------------------------------------------------------------------------------------------------------------
    ---------------------------------------------------------------------------------------------------------------
      "CONTINUING DIRECTOR" OR "DEFERRED REDEMPTION" PROVISIONS: provisions   Against
      that seek to limit the discretion of a future board to redeem the plan
    ---------------------------------------------------------------------------------------------------------------
    ---------------------------------------------------------------------------------------------------------------
      CHANGE CORPORATION'S DOMICILE: if reason for re-incorporation is to     Against
      take advantage of protective statutes (anti-takeover)
    ---------------------------------------------------------------------------------------------------------------
    ---------------------------------------------------------------------------------------------------------------
      POISON PILLS: receive shareholder ratification                          For
    ---------------------------------------------------------------------------------------------------------------
    ---------------------------------------------------------------------------------------------------------------
      REDEMPTION/RATIFICATION OF POISON PILL                                  For
    ---------------------------------------------------------------------------------------------------------------
    ---------------------------------------------------------------------------------------------------------------
      SHAREHOLDERS' RIGHTS
    ---------------------------------------------------------------------------------------------------------------
    ---------------------------------------------------------------------------------------------------------------
      CONFIDENTIAL VOTING BY SHAREHOLDERS                                     For
    ---------------------------------------------------------------------------------------------------------------
    ---------------------------------------------------------------------------------------------------------------
      DUAL-CLASS SHARE STRUCTURES                                             Against
    ---------------------------------------------------------------------------------------------------------------
    ---------------------------------------------------------------------------------------------------------------
      LINKED PROPOSALS: with the objective of making one element of a         Against
      proposal more acceptable
    ---------------------------------------------------------------------------------------------------------------
    ---------------------------------------------------------------------------------------------------------------
      BLANK CHECK PREFERRED SHARES: authorization of, or an increase in,      Against
      blank check preferred shares
    ---------------------------------------------------------------------------------------------------------------
    ---------------------------------------------------------------------------------------------------------------
      SUPERMAJORITY APPROVAL OF BUSINESS TRANSACTIONS: management seeks to    Against
      increase the number of votes required on an issue above two-thirds of the outstanding shares
    ---------------------------------------------------------------------------------------------------------------
    ---------------------------------------------------------------------------------------------------------------
      INCREASE IN AUTHORIZED SHARES: provided the amount requested is         For
      necessary for sound business reasons
    ---------------------------------------------------------------------------------------------------------------
    ---------------------------------------------------------------------------------------------------------------
      SHAREHOLDER PROPOSALS                                                   Case-by-Case
    ---------------------------------------------------------------------------------------------------------------
    ---------------------------------------------------------------------------------------------------------------
      STAKEHOLDER PROPOSALS                                                   Case-by-Case
    ---------------------------------------------------------------------------------------------------------------
    ---------------------------------------------------------------------------------------------------------------
      ISSUANCE OF PREVIOUSLY AUTHORIZED SHARES WITH VOTING RIGHTS TO BE       Against
      DETERMINED BY THE BOARD WITHOUT PRIOR SPECIFIC SHAREHOLDER APPROVAL
    ---------------------------------------------------------------------------------------------------------------
    ---------------------------------------------------------------------------------------------------------------
      "FAIR PRICE" PROVISIONS: Measures to limit ability to buy back shares   For
      from particular shareholder at higher-than-market prices
    ---------------------------------------------------------------------------------------------------------------
    ---------------------------------------------------------------------------------------------------------------
      PREEMPTIVE RIGHTS                                                       For
    ---------------------------------------------------------------------------------------------------------------
    ---------------------------------------------------------------------------------------------------------------
      ACTIONS ALTERING BOARD/SHAREHOLDER RELATIONSHIP REQUIRE PRIOR           For
      SHAREHOLDER APPROVAL (including "anti-takeover" measures)
    ---------------------------------------------------------------------------------------------------------------
    ---------------------------------------------------------------------------------------------------------------
      ALLOW SHAREHOLDER ACTION BY WRITTEN CONSENT                             For
    ---------------------------------------------------------------------------------------------------------------
    ---------------------------------------------------------------------------------------------------------------
      ALLOW SHAREHOLDERS TO CALL SPECIAL MEETINGS                             For
    ---------------------------------------------------------------------------------------------------------------
    ---------------------------------------------------------------------------------------------------------------
      SOCIAL AND ENVIRONMENTAL ISSUES                                         As recommended by Company Management
    ---------------------------------------------------------------------------------------------------------------
    ---------------------------------------------------------------------------------------------------------------
      REIMBURSING PROXY SOLICITATION EXPENSES                                 Case-by-Case
    ---------------------------------------------------------------------------------------------------------------


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                        NEUBERGER BERMAN MANAGEMENT INC.
                                  PROXY SUMMARY

  Neuberger Berman has implemented written Proxy Voting Policies and Procedures (Proxy Voting Policy) that are designed to reasonably ensure that Neuberger Berman votes proxies prudently and in the best interest of its advisory clients for whom Neuberger Berman has voting authority. The Proxy Voting Policy also describes how Neuberger Berman addresses any conflicts that may arise between its interests and those of its clients with respect to proxy voting.

  Neuberger Berman's Proxy Committee is responsible for developing, authorizing, implementing and updating the Proxy Voting Policy, overseeing the proxy voting process, and engaging and overseeing any independent third-party vendors as voting delegate to review, monitor and/or vote proxies. In order to apply the Proxy Voting Policy noted above in a timely and consistent manner, Neuberger Berman utilizes Glass, Lewis & Co. LLC (Glass Lewis) to vote proxies in accordance with Neuberger Berman's voting guidelines.

  For socially responsive clients, Neuberger Berman has adopted socially responsive voting guidelines. For non-socially responsive clients, Neuberger Berman's guidelines adopt the voting recommendations of Glass Lewis. Neuberger Berman retains final authority and fiduciary responsibility for proxy voting. Neuberger Berman believes that this process is reasonably designed to address material conflicts of interest that may arise between Neuberger Berman and a client as to how proxies are voted.

  In the event that an investment professional at Neuberger Berman believes that it is in the best interest of a client or clients to vote proxies in a manner inconsistent with Neuberger Berman's proxy voting guidelines or in a manner inconsistent with Glass Lewis recommendations, the Proxy Committee will review information submitted by the investment professional to determine that there is no material conflict of interest between Neuberger Berman and the client with respect to the voting of the proxy in that manner.

  If the Proxy Committee determines that the voting of a proxy as recommended by the investment professional presents a material conflict of interest between Neuberger Berman and the client or clients with respect to the voting of the proxy, the proxy Committee shall: (i) take no further action, in which case Glass Lewis shall vote such proxy in accordance with the proxy voting guidelines or as Glass Lewis recommends; (ii) disclose such conflict to the client or clients and obtain written direction from the client as to how to vote the proxy; (iii) suggest that the client or clients engage another party to determine how to vote the proxy; or (iv) engage another independent third party to determine how to vote the proxy.


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                    NICHOLAS-APPLEGATE CAPITAL MANAGEMENT LLC
                              PROXY VOTING SUMMARY
The Fund's Investment Adviser votes proxies on behalf of the Funds pursuant to written Proxy Policy Guidelines and Procedures ("Proxy Guidelines") adopted by the Trust. A summary of the Proxy Guidelines is provided below. To obtain information on how your Fund's securities were voted, please contact your account representative at 1-800-551-8043.

Nicholas-Applegate Capital Management takes seriously the responsibility of voting proxies on behalf of our clients. Our policies and procedures are designed to meet all applicable fiduciary standards and to protect the rights and enhance the economic welfare of those to whom we owe a fiduciary duty.

A Proxy Committee, including executive, investment, sales, marketing, compliance and operations personnel, is responsible for establishing our policies and procedures. The Committee reviews these policies and procedures on a regular basis and makes such changes as it believes are necessary. Our guidelines and voting actions are to a large extent aligned with the voting recommendations of Glass Lewis, a third-party proxy voting service to which we subscribe.

We review all proxies for which we have voting responsibility, and vote all proxies according to our written guidelines, taking into account Glass Lewis recommendations and/or investment team input. Our guidelines address such general areas as elections of directors and auditors, corporate defenses, corporate governance, mergers and acquisitions, corporate restructuring, state of incorporation, proxy contest issues, executive compensation, employee considerations and social issue proposals.

The guidelines contained herein reflect our normal voting position on certain issues, and will not apply in every situation. The guidelines are intended to generally cover both U.S. and international proxy voting, although due to country differences and requirements, international proxy voting may differ depending on individual facts and circumstances. Some issues require a case-by-case analysis prior to voting and, in those situations, input from our investment team will normally be solicited. Even when our guidelines specify how we normally vote on particular issues, we may change the vote if it is reasonably determined to be in our clients best interest. In addition, on client request, we may vote proxies for that client in a particular manner overall, such as union or labor sensitive.

To ensure that voting responsibilities are met, the Committee has established operational procedures to have client proxies reconciled against client holdings. The procedures are also intended to ensure that proxies are voted consistent with voting guidelines, that the best proxy analysis is used for each issue, and all votes are recorded and justified. Any variance from stated policy is carefully noted, including the reason for the variance.

The proxy voting and record keeping are provided through a third party vendor, Investor Responsibility Research Center ("IRRC"). We maintain proxy voting records for all accounts and make these records available to clients at their request.

NICHOLAS-APPLEGATE CAPITAL MANAGEMENT PROXY VOTING GUIDELINES
I   EXTERNAL AUDITOR
A. AUDITORS
VOTE FOR proposals to ratify auditors, unless there is a reason to believe the auditing firm has a financial interest in or association with the company and is, therefore, not independent; or there is reason to believe the auditor has rendered an opinion that is neither accurate nor indicative of the company's financial position. Additionally, we may vote against ratification of auditors:
- When audit fees added to audit-related fees total less than the tax fees and/or less than other non-audit fees.
- If there have been any recent restatements or late filings by the company where the auditor bears some responsibility for the restatement or late filing (e.g. a restatement due to a reporting error).
- When the auditor performs tax shelter work or work for a contingent type fee including a fee based on a percentage of economic benefit to the company.
- When audit fees are excessively low, especially when compared with other companies in the same industry.
- When the company has aggressive accounting policies.

II  BOARD OF DIRECTORS
A.  DIRECTOR NOMINEES


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Votes on director nominees are normally voted in accordance with Glass Lewis analysis and recommendation on each individual proposal. Evaluations are based on the following criteria (and any others that may be deemed relevant by Glass Lewis or Nicholas-Applegate):
- Long term corporate performance record based on increases in shareholder wealth, earnings, financial strength
-   Executive Compensation
-   Director Compensation
-   Corporate Governance Provisions and Takeover Activity
-   Criminal Activity
-   Investment in the Company
-   Interlocking Directorships
-   Inside, Outside, and Independent Directors
-   Board Composition
-   Number of Other Board Seats
-   Any problems or issues that arose on Other Board assignments
-   Support of majority-supported shareholder proposals.

B. DIRECTOR INDEMNIFICATION AND LIABILITY PROTECTION
    1. Proposals concerning director and officer indemnification and liability protection are normally voted in accordance with Glass Lewis analysis and recommendation on each individual proposal.
    2. VOTE AGAINST proposals to limit or eliminate entirely the liability for monetary damages of directors and officers for violating the duty of care.
    3. VOTE AGAINST indemnification proposals that would expand coverage beyond just legal expenses to acts like negligence, that are more serious violations of fiduciary obligation than mere carelessness.
    4. VOTE FOR only those proposals providing such expanded coverage on cases when a director's or officer's legal defense was unsuccessful if: (i) the director was found to have acted in good faith and in a manner that he reasonably believed was in the best interest of the company, and (ii) if only the director's legal expenses would be covered.

C. DIRECTOR DUTIES AND STAKEHOLDER LAWS
VOTE AGAINST management or shareholder proposals to allow the Board of Directors to consider the interests of "stakeholders" or "non-shareholder constituents," unless these proposals make it clear that these interests are to be considered in the context of the prevailing commitment to shareholders.

D. DIRECTOR NOMINATIONS
VOTE IN ACCORDANCE WITH GLASS LEWIS shareholder proposals asking that management allow large shareholders equal access to management's proxy to discuss and evaluate management's director nominees, and/or to nominate and discuss shareholder nominees to the Board.

E. INSIDE VERSUS INDEPENDENT DIRECTORS
    1. Shareholder proposals asking that Boards be comprised of a majority of independent directors are normally voted in accordance with Glass Lewis analysis and recommendation on each individual proposal.
    2. VOTE FOR shareholder proposals asking that Board audit, compensation and/or nominating committees be comprised exclusively of independent directors.

F. STOCK OWNERSHIP REQUIREMENTS
VOTE IN ACCORDANCE WITH GLASS LEWIS on shareholder proposals requiring directors to own a minimum amount of company stock in order to qualify as a director, or to remain on the Board.

G. TERM OF OFFICE
    VOTE AGAINST proposals to limit the tenure of outside directors.

III     PROXY CONTESTS AND CORPORATE DEFENSES
A.  PROXY CONTESTS FOR BOARD SEATS


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All votes in a contested election of directors are normally voted in accordance with Glass Lewis analysis and recommendation on each individual proposal.

B. CLASSIFIED BOARDS
    1. VOTE AGAINST proposals to classify the Board.
    2. VOTE FOR proposals to repeal a classified Board, and to elect all directors annually.

C. CUMULATIVE VOTING
    1. VOTE FOR proposals to permit cumulative voting in the election of directors. 2. VOTE AGAINST proposals to eliminate cumulative voting in the election of directors.

D. DIRECTOR NOMINATIONS
VOTE AGAINST management proposals to limit shareholders' ability to nominate directors.

E. SHAREHOLDERS' RIGHT TO CALL SPECIAL MEETINGS
    1. VOTE AGAINST management proposals to restrict or prohibit shareholders' ability to call special meetings. 2. VOTE FOR shareholder proposals that remove restrictions on the right of shareholders to act independently of management.

F. SHAREHOLDER ACTION BY WRITTEN CONSENT
    1. VOTE AGAINST management proposals to restrict or prohibit shareholders' ability to take action by written consent. 2. VOTE FOR shareholder proposals to allow or make easier shareholder action by written consent.

G. SIZE OF THE BOARD
    1.  VOTE FOR proposals that seek to fix the size of the Board.
    2. VOTE AGAINST management proposals that give management the ability to alter the size of the Board without shareholder approval.

H. SHAREHOLDERS' ABILITY TO REMOVE DIRECTORS
    1. VOTE AGAINST proposals that state directors may be removed only for cause. 2. VOTE FOR proposals to restore shareholder ability to remove directors with or without cause. 3. VOTE AGAINST proposals that provide that only continuing directors may elect replacements to fill Board vacancies. 4. VOTE FOR proposals that permit shareholders to elect directors to fill Board vacancies.

IV TENDER OFFERS AND CORPORATE DEFENSES
A. FAIR PRICE PROVISIONS
    1. VOTE IN ACCORDANCE WITH GLASS LEWIS analysis and recommendation on management proposals to adopt a fair price provision, as long as the shareholder vote requirement imbedded in the provision is no more than a majority of the disinterested shares.
    2. VOTE IN ACCORDANCE WITH GLASS LEWIS analysis and recommendation on shareholder proposals to lower the shareholder vote requirements imbedded in existing fair price provisions.

B. GREENMAIL
    1. VOTE FOR proposals to adopt anti-greenmail charter or bylaw amendments or otherwise restrict a company's ability to make greenmail payments.
    2. Vote in accordance with Glass Lewis analysis and recommendation on each individual proposal regarding anti-greenmail proposals when they are bundled with other charter or bylaw amendments.
    3. Vote on a CASE-BY-CASE basis regarding restructuring plans that involve the payment of pale greenmail.

C. POISON PILLS
    1. VOTE FOR shareholder proposals asking that a company submit its poison pill for shareholder ratification.
    2. Shareholder proposals to redeem a
       company's poison pill are normally voted in accordance with Glass Lewis analysis and recommendation on each individual proposal.


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    3. Management proposals to ratify a poison pill are normally voted in accordance with Glass Lewis analysis and recommendation on each individual proposal.

D. STAKEHOLDER PROVISIONS
VOTE AGAINST management proposals allowing the Board to consider stakeholders' (outside constituencies') interests when faced with a tender offer.

E. SUPER-MAJORITY VOTE REQUIREMENT TO APPROVE MERGERS
    1. VOTE FOR shareholder proposals to lower super-majority vote requirements for mergers and other business combinations. 2. VOTE AGAINST management proposals to require a super-majority shareholders' vote to approve mergers and other significant business combinations.

F. SUPER-MAJORITY SHAREHOLDER VOTE REQUIREMENTS TO AMEND CHARTER OR BYLAWS
    1. VOTE FOR shareholder proposals to lower super-majority vote requirements to amend any bylaw or charter provision.
    2. VOTE AGAINST management
    proposals to require a super-majority vote to amend any bylaw or charter provision.

G. UNEQUAL VOTING RIGHTS
VOTE IN ACCORDANCE WITH GLASS LEWIS analysis and recommendation on proposals for dual class exchange offers and dual class recapitalizations.

H. EXISTING DUAL CLASS COMPANIES
    1. VOTE IN ACCORDANCE WITH GLASS LEWIS analysis and recommendation on shareholder proposals asking that a company report to shareholders on the financial impact of its dual class voting structure.
    2. VOTE FOR shareholder proposals asking that a company submit its dual class voting structure for shareholder ratification.

I. WHITE SQUIRE PLACEMENTS
VOTE FOR shareholder proposals to require approval of blank check preferred stock issues for other than general corporation purposes. (e.g. raising capital or making acquisitions in the normal course of business).

V   MISCELLANEOUS CORPORATE GOVERNANCE PROVISIONS
A.  ABSTENTION VOTES
VOTE FOR shareholder proposals recommending that votes to "abstain" not be considered votes "cast" at an annual or special meeting, unless that consideration is required by state law.

B. ANNUAL MEETINGS
    1. VOTE AGAINST management proposals asking for authority to vote at the meeting for "other matters".
    2. VOTE AGAINST shareholder proposals to rotate the time or place of annual meetings.

C. CONFIDENTIAL VOTING AND INDEPENDENT TABULATION AND INSPECTIONS
VOTE FOR proposals to adopt a policy that comprises both confidential voting and the use of independent vote tabulators of elections.

D. EQUAL ACCESS
VOTE FOR shareholder proposals to allow significant company shareholders equal access to management's proxy material in order to evaluate and propose voting recommendations on proxy proposals and director nominees, and/or to nominate their own candidates to the Board.

E. BUNDLED PROPOSALS
Bundled or "conditioned" proxy proposals are normally voted in accordance with Glass Lewis analysis and recommendation on each individual proposal. (e.g., management proposals to provide shareholders a special dividend that are bundled with other charter or bylaw changes).

F.  SHAREHOLDER ADVISORY COMMITTEE

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1. Shareholder proposals to establish shareholder advisory committees are normally voted in accordance with Glass Lewis analysis and recommendation on each individual proposal.
2. Decisions on whether or not to join a shareholder advisory committee are normally voted in accordance with Glass Lewis analysis and recommendation on each individual proposal.
G.  DISCLOSURE PROPOSALS
Shareholder proposals requesting fuller disclosure of company policies, plans or business practices are normally voted in accordance with Glass Lewis analysis and recommendation on each individual proposal.

H. CONFLICT OF INTEREST
When facing conflicts between our interests and the interests of our clients, Nicholas-Applegate will always act in the best interests of its clients. In proxy voting matters, conflicts of interest can arise in many ways. For example, a proxy issue could arise for one of our public clients that we also own in one or more client accounts. Or, a potential client battling a contentious shareholder proposal may ask for our vote in exchange for granting us an investment mandate. In these cases and other potential conflict scenarios, Nicholas-Applegate must exercise caution to ensure our clients' interests are not compromised.

We believe a reasonable process to screen for potential conflicts that could influence our proxy voting is as follows:
(i) identify any situation where we DO
    NOT intend to vote in accordance with our normal policy on any issue;
(ii)determine who is directing (Portfolio Manager, client, etc) us to vote contrary to our normal policy;
(iii) review and analyze for potential conflict issues
     (e.g., may require PM to disclose any relationship with the issuer via a written questionnaire);
(iv) Proxy Committee to review request to vote contrary to policy, and potential conflict if any, prior to voting, and will make final decision.
(v) pursuant to the request of the Board of Trustees of the Nicholas-Applegate Institutional Funds, NACM will report to the Board any conflict of interest matter and how the Committee resolved it.
The Proxy Committee will be responsible for implementing and following the above process, and has the flexibility to use its reasonable judgment in determining which steps are necessary under each set of circumstances.

VI  CAPITAL STRUCTURE
A.  COMMON STOCK AUTHORIZATION
1. Proposals to increase the number of shares of common stock the Board is authorized to issue are normally voted in accordance with Glass Lewis analysis and recommendation on each individual proposal.
2. Proposals to increase the number of shares of common stock authorized for issue are normally voted in accordance with Glass Lewis analysis and recommendation on each individual proposal.
3. VOTE IN ACCORDANCE WITH GLASS LEWIS ANALYSIS and recommendation on proposed common share authorizations that increase existing authorization by more than 100 percent unless a clear need for the excess shares is presented by the company.
B.  STOCK DISTRIBUTIONS: SPLITS AND DIVIDENDS
VOTE IN ACCORDANCE WITH GLASS LEWIS analysis and recommendation on management proposals to increase common share authorization for a stock split, provided that the increase in authorized shares following the split is not greater than 100 percent of existing authorized shares.

C. REVERSE STOCK SPLITS
VOTE FOR management proposals to implement a reverse stock split that also reduce the number of authorized common shares to a level that does not represent an increase of more than 100 percent of existing authorized common shares.

D.  BLANK CHECK PREFERRED STOCK
1. VOTE AGAINST management proposals authorizing the creation of new classes of preferred stock which have unspecified rights including voting, conversion or dividend distribution rights.
2. Management proposals to increase the number of authorized blank check preferred shares are normally voted in accordance with Glass Lewis analysis and recommendation on each individual proposal.
3. VOTE FOR shareholder proposals asking that any placement of blank check preferred stock be first approved by shareholders, unless the placement is for ordinary business purposes.


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4. VOTE FOR proposals to create "blank check" preferred stock in cases when the company expressly states that the stock will not be used as a takeover defense or carry superior voting rights.

E.  ADJUSTMENTS TO PAR VALUE OF COMMON STOCK
VOTE FOR management proposals to reduce the par value of common stock.

F. PREEMPTIVE RIGHTS
Proposals to provide shareholders with preemptive rights are normally voted in accordance with Glass Lewis analysis and recommendation on each individual proposal.

G. DEBT RESTRUCTURING
Proposals to increase common and/or preferred shares and to issue shares as part of a debt restructuring plan are normally voted in accordance with Glass Lewis analysis and recommendation on each individual proposal.

H. SHARE REPURCHASE PROGRAMS
VOTE FOR management proposals to institute open-market share repurchase plans in which all shareholders may participate on equal terms.

VII EXECUTIVE COMPENSATION/EMPLOYEE CONSIDERATION
A.  INCENTIVE PLANS
All proposals on incentive compensation plans (including option plans) for executives and directors are normally voted in accordance with Glass Lewis analysis and recommendation on each individual proposal. The evaluation is based on the following criteria (and any other that may be deemed relevant by Glass Lewis or Nicholas-Applegate):

    - Necessity
    - Reasonableness Test
    - Participation
    - Dilution
    - Shares Available
    - Exercise and Payment Terms
    - Change-in-Control Provisions
    - Types of Awards
    - Company specific dilution cap calculated
    - Present Value of all incentives, derivative awards, cash/bonus compensation
    - Shareholder wealth transfer (dollar amount of shareholders' equity paid it's executives)
    - Voting power dilution--Potential percent reduction in relative voting power
    - Criteria for awarding grants
    - The pace of grants
    - The value of grants per employee compared with the company's peers.
    - Allowance for repricing of options - Past granting patterns
    - Process for determining pay levels

B. SHAREHOLDER PROPOSALS TO LIMIT EXECUTIVE AND DIRECTOR COMPENSATION
    1. Generally, VOTE IN ACCORDANCE WITH GLASS LEWIS analysis and recommendation on shareholder proposals that seek additional disclosure of executive and director compensation information.
    2. All other shareholder proposals that seek to limit executive and director compensation are normally voted in accordance with Glass Lewis analysis and recommendation on each individual proposal.

C. GOLDEN PARACHUTES
    1. VOTE FOR shareholder proposals to have golden and tin parachutes submitted for shareholder ratification.
    2. Proposals to ratify or cancel
    golden or tin parachutes are normally voted in accordance with Glass Lewis analysis and recommendation on each individual proposal.

D. EMPLOYEE STOCK OWNERSHIP PLANS (ESOP)


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    1. VOTE IN ACCORDANCE WITH GLASS LEWIS analysis and recommendation on proposals requesting shareholder approval to implement Employee Stock Ownership Plans, or increase authorized shares for existing Employee Stock Ownership Plans except when the number of shares allocated to the ESOP is excessive (i.e. greater than 5% of outstanding shares).
    2. Votes directly pertaining to the approval of an ESOP or a leveraged ESOP are normally voted in accordance with Glass Lewis analysis and recommendation on each individual proposal. Our evaluation is based on the following criteria (and any other that may be deemed relevant):
        - Reasonableness Test
        - Participation
        - Administration
        - Shares Available
        - Exercise and Payment Terms
        - Change-in-Control Provisions
        - Types of Awards
        - Dilution

E. 401(k) EMPLOYEE BENEFIT PLANS
VOTE IN ACCORDANCE WITH GLASS LEWIS analysis and recommendation on proposals to implement a 401(k) savings plan for employees.

F. DISCOUNTED OPTIONS/RESTRICTED STOCK
VOTE IN ACCORDANCE WITH GLASS LEWIS analysis and recommendation on discounted options and restricted stock without performance criteria (except restricted stock in U.S.-style stock option plans, which are normally voted in accordance with Glass Lewis analysis and recommendation on each individual proposal.)

G. PENSION FUND CREDITS
VOTE FOR proposals that exclude pension fund credits from earnings when calculating executive compensation. In addition, VOTE AGAINST proposals that include pension fund credits in earnings when calculating executive compensation.

VIII    STATE OF INCORPORATION
A.  RE-INCORPORATION PROPOSALS
Proposals to change a corporation's state of incorporation are normally voted in accordance with Glass Lewis analysis and recommendation on each individual proposal.
B. STATE TAKEOVER STATUTES
Proposals to opt in or opt out of state takeover statutes are normally voted in accordance with Glass Lewis analysis and recommendation on each individual proposal.

C. STATE FAIR PRICE PROVISIONS
Proposals to opt out of S.F.P's are normally voted in accordance with Glass Lewis analysis and recommendation on each individual proposal.

D. STAKEHOLDER LAWS
VOTE FOR proposals to opt out of stakeholder laws (allowing directors to weigh the interest of constituencies other than shareholders in the process of corporate decision making).

E. DISGORGEMENT PROVISIONS
Proposals to opt out of disgorgement provisions are normally voted in accordance with Glass Lewis analysis and recommendation on each individual proposal.

IX  MERGERS AND CORPORATE RESTRUCTURINGS
A.  MERGERS AND ACQUISITIONS
Votes on mergers and acquisitions are normally voted in accordance with Glass Lewis analysis and recommendation on each individual proposal. The voting decision depends on a number of factors, including:
- Anticipated financial and operating benefits


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- Offer price (cost vs. premium)
- Prospects of the combined companies
- How the deal was negotiated
- Changes in corporate governance and their impact on shareholder rights
- Other pertinent factors discussed below.
B. CORPORATE RESTRUCTURINGS Votes on corporate restructuring proposals, including minority squeezeouts, leveraged buyouts, spin-offs, liquidations and asset sales, are normally voted in accordance with Glass Lewis analysis and recommendation on each individual proposal.

C.  SPIN-OFFs
Votes on spin-offs are normally voted in accordance with Glass Lewis analysis and recommendation on each individual proposal, considering

- The tax and regulatory advantages - Planned use of the sale proceeds - Market focus - Managerial incentives.
D. ASSET SALES
Votes on asset sales are normally voted in accordance with Glass Lewis analysis and recommendation on each individual proposal, considering - The impact on the balance sheet/working capital - The value received for the asset - The potential elimination of diseconomies.
E. LIQUIDATIONS
Votes on liquidations normally voted in accordance with Glass Lewis analysis and recommendation on each individual proposal, after reviewing - Management's efforts to pursue other alternatives - The appraisal value of the assets - The compensation plan for executives managing the liquidation.
F. RIGHTS OF APPRAISAL
VOTE FOR shareholder proposals to provide rights of appraisal to dissenting shareholders.

G. CHANGING CORPORATE NAME VOTE FOR changing the corporate name.

X SOCIAL ISSUES PROPOSALS
A.  SOCIAL ISSUES PROPOSALS
Vote in accordance with Glass Lewis analysis and recommendation on each individual proposal, which is based on expected effect on shareholder value, and then voted accordingly.

XI PROXIES NOT VOTED
A.  SHARES OUT ON LOAN
Proxies are not available to be voted when shares are out on loan through client securities lending programs with their custodians.

B. SHARE-BLOCKING
Proxies are not voted for countries with "share-blocking", generally, voting would restrict ability to sell shares. A list of countries with "share-blocking" is available upon request.

C. OTHER
There may be circumstances, such as costs or other factors, where
Nicholas-Applegate would in its reasonable discretion refrain from voting proxy shares.



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                   OPPENHEIMER CAPITAL LLC AND PEA CAPITAL LLC
                       PROXY VOTING POLICY AND PROCEDURES

                                 GENERAL POLICY

Rule 206(4)-6 under the Investment Advisers Act of 1940 requires an investment adviser that exercises voting authority over client proxies to adopt and implement policies and procedures that are reasonably designed to ensure that the investment adviser votes client and fund securities in the best interests of clients and fund investors and addresses how conflicts of interest are handled. Oppenheimer Capital LLC and PEA Capital LLC (collectively, the "Company") typically vote proxies as part of its discretionary authority to manage accounts, unless the client has explicitly reserved the authority for itself. When voting proxies, the Company's primary objective is to make voting decisions solely in the best economic interests of its clients. The Company will act in a manner which is intended to enhance the economic value of the underlying portfolio securities held in its clients' accounts.

This policy sets forth the general standards for proxy voting whereby the Company has authority to vote its clients' proxies with respect to portfolio securities held in the accounts of its clients for whom it provides discretionary investment management services. Under the rule, an investment adviser can have implicit or explicit proxy voting authority, and an adviser must vote proxies even if the advisory contract is silent on this question where its authority is implied by the overall delegation of discretionary authority. In some situations, the client may prefer to retain proxy voting authority or direct proxy voting authority to a third party. The Company is only relieved of the duty to vote proxies in such cases when the client investment advisory agreement or another operative document clearly reserves or assigns proxy voting authority to the client or to a third party.

I.  PROXY VOTING GUIDELINES

         A. PROXY GUIDELINES. The Company has adopted written Proxy Voting Guidelines (the "Proxy Guidelines") that are reasonably designed to ensure that the firm is voting in the best interest of its clients and fund investors (See Appendix No. 1, which can be provided upon request). The Proxy Guidelines reflect the Company's general voting positions on specific corporate governance issues and corporate actions. The Proxy Guidelines address routine as well as significant matters commonly encountered. However, because the Proxy Guidelines cannot anticipate all situations and the surrounding facts of each proxy issue (including, without limitation, foreign laws and practices that may apply to a proxy), some proxy issues may require a case-by-case analysis (whether or not required by the Proxy Guidelines) prior to voting and may result in a vote being cast that will deviate from the Proxy Guidelines. In such cases, the proxy voting procedures established by the Proxy Committee for such situations (and described below) will be followed.

         B. CLIENT INSTRUCTIONS TO VOTE IN A PARTICULAR MANNER. Upon receipt of a client's written request, the Company may also vote proxies for that client's account in a particular manner that may differ from the Proxy Guidelines. The Company shall not vote shares held in one client's account in a manner designed to benefit or accommodate any other client.

         C. COST-BENEFIT ANALYSIS INVOLVING VOTING PROXIES. The Company may review additional criteria associated with voting proxies and evaluate the expected benefit to its clients when making an overall determination on how or whether to vote a proxy. Given the outcome of the cost-benefit analysis, the Company may refrain from voting a proxy on behalf of its clients' accounts.

         In addition, the Company may refrain from voting a proxy on behalf of its clients' accounts due to de-minimis holdings, immaterial impact on the portfolio, items relating to foreign issues (such as those described below), timing issues related to the opening/closing of accounts and contractual arrangements with clients and/or their authorized delegate. For example, the Company may refrain from voting a proxy of a foreign issue due to logistical considerations that may have a detrimental effect on the Company's ability to vote the proxy. These issues may include, but are not limited to: (i) proxy statements and ballots being written in a foreign language, (ii) untimely notice of a shareholder meeting, (iii) requirements to vote proxies in person, (iv) restrictions on foreigner's ability to exercise votes, (v) restrictions on the sale of securities for a period of time in proximity to the shareholder meeting, or (vi) requirements to provide local agents with power of attorney to facilitate the voting instructions. Such proxies are voted on a best-efforts basis.



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         D. SHARE BLOCKING AND SHARES OUT ON LOAN. The Company will generally refrain from voting proxies on foreign securities that are subject to share blocking restrictions. In addition, proxies will typically not be voted when shares are out on loan through client securities lending programs with their custodians.

         E. CASE-BY-CASE PROXY DETERMINATIONS. With respect to a proxy ballot that requires a case-by-case voting determination where the Company has not instructed the Proxy Provider (as defined below) how to vote the proxy prior to the proxy voting deadline, the Company has directed the Proxy Provider to vote with management of the issuer.

II. OUTSOURCING THE PROXY VOTING PROCESS

         The Company has retained an independent third party service provider (the "Proxy Provider") to assist in the proxy voting process by implementing the votes in accordance with the Proxy Guidelines as well as assisting in the administrative process. The services provided offer a variety of proxy-related services to assist the Company's handling of proxy voting responsibilities.

III.    PROXY COMMITTEE

         The Company has also established a Proxy Committee that is responsible for overseeing the proxy voting process and ensuring that the voting process is implemented in accordance with these Proxy Voting Policy and Procedures. The Proxy Committee meets at a minimum on a quarterly basis and when necessary to address potential conflicts of interest. The Company may have conflicts of interest that could potentially affect how it votes its clients' proxies. For example, the Company may manage a pension plan whose management is sponsoring a proxy proposal relating to a security held in another client's account. In order to ensure that all material conflicts of interest are addressed appropriately while carrying out the Company's obligation to vote proxies, the Proxy Committee is responsible for developing a process to identify proxy voting issues that may raise conflicts of interest between the Company and its clients and to resolve such issues.

         The Proxy Committee will also perform the following duties:

1. Approve and monitor the outsourcing of voting obligations to the Proxy Provider;
2. Develop a process for resolution of voting issues that require a case-by-case analysis (either because the Proxy Guidelines require a case-by-case analysis or the Proxy Guidelines do not specify a vote for a particular proxy issue) or involve a potential conflict of interest (in consultation with the relevant portfolio manager and/or analyst when appropriate), monitor such process and ensure that the resolutions of such issues are properly documented;
3. Monitor proxy voting (or the failure to vote) based on the Company's instructions or recommendations to (i) abstain from a vote, (ii) vote contrary to its Proxy Guidelines or (iii) take voting action based on the Company's interpretation of a Proxy Guideline, and ensure that the reasons for such actions are properly documented;
4. Oversee the maintenance of records regarding proxy voting decisions in accordance with the standards set forth by this policy and applicable law; and
5. Review, at least annually, all applicable processes and procedures, voting practices, the adequacy of records and the use of third party services and update or revise as necessary.

IV.           PROXY VOTING - CONFLICTS OF INTEREST

         The Proxy Committee has determined that if a particular proxy vote is specified by the Proxy Guidelines and the Company, in fact, votes in accordance with the Proxy Guidelines, a potential conflict of interest does not arise. In all other cases, proxy proposals will be reviewed for potential conflicts of interest and will be monitored to ensure the sufficiency of documentation supporting the reasons for such proxy vote. If a potential conflict of interest is identified, the Proxy Committee will review the voting decision to ensure that the voting decision has not been affected by the potential conflict.

V.  INVESTMENT MANAGEMENT PERSONNEL RESPONSIBILITIES

         The Company has assigned responsibility to its Chief Investment Officer for the review of the Proxy Guidelines on an annual basis to ensure that the guidelines are consistent with the Company's position on various corporate governance issues and corporate actions and to make any amendments as necessary. All amendments to the Proxy Guidelines will be communicated promptly to the Proxy Provider by the Company.


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         In addition, all proxy proposals which are required to be voted on a case-by-case basis in accordance with the Proxy Guidelines or proxy proposals which are not currently covered by the Proxy Guidelines are required to be reviewed by the appropriate portfolio manager and/or analyst (subject to the conflicts of interests procedures established by the Proxy Committee).

VI. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES

         The Company shall provide clients with a copy of the Proxy Voting Policy and Procedures upon request. In addition, a summary of this policy is disclosed in Part II of the Company's Form ADV which is provided to clients at or prior to entering into an investment advisory agreement with a client and is also offered to existing clients on an annual basis.

VII.    PROVIDING CLIENTS ACCESS TO VOTING RECORDS

         Generally, clients of the Company have the right, and shall be afforded the opportunity, to have access to records of voting actions taken with respect to securities held in their respective accounts. Proxy voting reports for clients who request such voting records are typically prepared by the Proxy Provider on a quarterly basis and sent to the client by the Company's applicable client service representative. Shareholders and unit-holders of commingled funds managed by the Company shall have access to voting records pursuant to the governing documents of the commingled fund.

         Proxy voting actions are confidential and may not be disclosed to third parties except as may be required by law, requested by regulators or authorized by the applicable client.

VIII.   MAINTENANCE OF PROXY VOTING RECORDS

         Rule 204-2 under the Investment Advisers Act of 1940 requires investment advisers that vote client proxies to maintain specified records with respect to those clients. The Company must maintain the following records relating to proxy voting:

1.            Copies of the Company's Proxy Voting Policies, Procedures and
              Guidelines;
2. Copies or records of each proxy statement received with respect to clients' securities for whom the Company exercises voting authority;
3.            A record of each vote cast on behalf of a client;
4. A copy of any document created by the Company that was material to making a decision how to vote proxies on behalf of a client or that memorializes the basis for that decision; and
5. A copy of each written client request for information on how the Company voted proxies on behalf of the client, and a copy of any written response by the Company to any client request for information (either written or oral) on how the Company voted proxies on behalf of the requesting client.

Records are to be kept for a period of at least six years following the date that the vote was cast. The Company may maintain the records electronically. The Company may also satisfy the second and third requirement by relying on the Proxy Provider to maintain the required records on the Company's behalf. As such, the Proxy Provider must provide a copy of the records promptly upon request.

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                             OPPENHEIMERFUNDS, INC.
                                OPPENHEIMERFUNDS
                 PORTFOLIO PROXY VOTING POLICIES AND PROCEDURES
                            (AS OF DECEMBER 5, 2005)


These Portfolio Proxy Voting Policies and Procedures, which include the attached "OppenheimerFunds Proxy Voting Guidelines" (the "Guidelines"), set forth the proxy voting policies, procedures and guidelines to be followed by OppenheimerFunds, Inc. ("OFI") in voting portfolio proxies relating to securities held by clients, including registered investment companies advised or sub-advised by OFI ("Fund(s)").

A.  FUNDS FOR WHICH OFI HAS PROXY VOTING RESPONSIBILITY

OFI FUNDS. Each Board of Directors/Trustees of the Funds advised by OFI (the "OFI Fund Board(s)") has delegated to OFI the authority to vote portfolio proxies pursuant to these Policies and Procedures and subject to Board supervision.

SUB-ADVISED FUNDS. OFI also serves as an investment sub-adviser for a number of other non-OFI funds not overseen by the OFI Fund Boards ("Sub-Advised Funds"). Pursuant to contractual arrangements between OFI and many of those Sub-Advised Funds' managers, OFI is responsible for portfolio proxy voting of the portfolio proxies held by those Sub-Advised Funds.

TREMONT FUNDS (FUNDS-OF-HEDGE FUNDS) Certain OFI Funds are structured as funds-of-hedge funds (the "Tremont Funds") and invest their assets primarily in underlying private investment partnerships and similar investment vehicles ("portfolio funds"). These Tremont Funds have delegated voting of portfolio proxies (if any) for their portfolio holdings to OFI. OFI, in turn, has delegated the proxy voting responsibility to Tremont Partners, Inc., the investment manager of the Tremont Funds.

The underlying portfolio funds, however, typically do not solicit votes from their interest holders (such as the Tremont Funds). Therefore, the Tremont Funds' interests (or shares) in those underlying portfolio funds are not considered to be "voting securities" and generally would not be subject to these Policies and Procedures. However, in the unlikely event that an underlying portfolio fund does solicit the vote or consent of its interest holders, the Tremont Funds and Tremont Partners, Inc. have adopted these Policies and Procedures and will vote in accordance with these Policies and Procedures.

B.  PROXY VOTING COMMITTEE

OFI's internal proxy voting committee (the "Committee") is responsible for overseeing the proxy voting process and ensuring that OFI and the Funds meet their regulatory and corporate governance obligations for voting of portfolio proxies.

The Committee shall adopt a written charter that outlines its responsibilities and any amendments to the charter shall be provided to the Boards at the Boards' next regularly scheduled meetings.

The Committee also shall receive and review periodic reports prepared by the proxy voting agent regarding portfolio proxies and related votes cast. The Committee shall oversee the proxy voting agent's compliance with these Policies and Procedures and the Guidelines, including any deviations by the proxy voting agent from the Guidelines.

The Committee will meet on a regular basis and may act at the direction of two or more of its voting members provided one of those members is the Legal Department or Compliance Department representative. The Committee will maintain minutes of Committee meetings and provide regular reports to the OFI Fund Boards.

C.  ADMINISTRATION AND VOTING OF PORTFOLIO PROXIES

1.  FIDUCIARY DUTY AND OBJECTIVE

As an investment adviser that has been granted the authority to vote portfolio proxies, OFI owes a fiduciary duty to the Funds to monitor corporate events and to vote portfolio proxies consistent with the best interests of the Funds and their shareholders. In this regard, OFI seeks to ensure that all votes are free from unwarranted and inappropriate influences. Accordingly, OFI generally votes portfolio proxies in a uniform manner for the Funds and in accordance with these Policies and Procedures and the Guidelines.


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In meeting its fiduciary duty, OFI generally undertakes to vote portfolio proxies with a view to enhancing the value of the company's stock held by the Funds. Similarly, when voting on matters for which the Guidelines dictate a vote be decided on a case-by-case basis, OFI's primary consideration is the economic interests of the Funds and their shareholders.

2.   PROXY VOTING AGENT

On behalf of the Funds, OFI retains an independent, third party proxy voting agent to assist OFI in its proxy voting responsibilities in accordance with these Policies and Procedures and, in particular, with the Guidelines. As discussed above, the Committee is responsible for monitoring the proxy voting agent.

In general, OFI may consider the proxy voting agent's research and analysis as part of OFI's own review of a proxy proposal in which the Guidelines recommend that the vote be considered on a case-by-case basis. OFI bears ultimate responsibility for how portfolio proxies are voted. Unless instructed otherwise by OFI, the proxy voting agent will vote each portfolio proxy in accordance with the Guidelines. The proxy voting agent also will assist OFI in maintaining records of OFI's and the Funds' portfolio proxy votes, including the appropriate records necessary for the Funds' to meet their regulatory obligations regarding the annual filing of proxy voting records on Form N-PX with the SEC.

3.    MATERIAL CONFLICTS OF INTEREST

OFI votes portfolio proxies without regard to any other business relationship between OFI (or its affiliates) and the company to which the portfolio proxy relates. To this end, OFI must identify material conflicts of interest that may arise between the interests of a Fund and its shareholders and OFI, its affiliates or their business relationships. A material conflict of interest may arise from a business relationship between a portfolio company or its affiliates (together the "company"), on one hand, and OFI or any of its affiliates (together "OFI"), on the other, including, but not limited to, the following relationships:

    o OFI provides significant investment advisory or other services to a company whose management is soliciting proxies or OFI is seeking to provide such services;
    o an officer of OFI serves on the board of a charitable organization that receives charitable contributions from the company and the charitable organization is a client of OFI;
    o a company that is a significant selling agent of OFI's products and services solicits proxies;
    o OFI serves as an investment adviser to the pension or other investment account of the portfolio company or OFI is seeking to serve in that capacity; or
    o OFI and the company have a lending or other financial-related relationship.

In each of these situations, voting against company management's recommendation may cause OFI a loss of revenue or other benefit.

OFI and its affiliates generally seek to avoid such material conflicts of interest by maintaining separate investment decision making processes to prevent the sharing of business objectives with respect to proposed or actual actions regarding portfolio proxy voting decisions. This arrangement alone, however, is insufficient to assure that material conflicts of interest do not influence OFI's voting of portfolio proxies. To minimize this possibility, OFI and the Committee employ the following procedures:

    o If the proposal that gives rise to a material conflict is specifically addressed in the Guidelines, OFI will vote the portfolio proxy in accordance with the Guidelines, provided that the Guidelines do not provide discretion to OFI on how to vote on the matter (i.e., case-by-case);
    o If the proposal that gives rise to a potential conflict is not specifically addressed in the Guidelines or provides discretion to OFI on how to vote, OFI will vote in accordance with its proxy voting agent's general recommended guidelines on the proposal provided that OFI has reasonably determined there is no conflict of interest on the part of the proxy voting agent;
    o If neither of the previous two procedures provides an appropriate voting recommendation, OFI may retain an independent fiduciary to advise OFI on how to vote the proposal; or the Committee may determine that voting on the particular proposal is impracticable and/or is outweighed by the cost of voting and direct OFI to abstain from voting.



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4.    CERTAIN FOREIGN SECURITIES

Portfolio proxies relating to foreign securities held by the Funds are subject to these Policies and Procedures. In certain foreign jurisdictions, however, the voting of portfolio proxies can result in additional restrictions that have an economic impact or cost to the security, such as "share-blocking." Share-blocking would prevent OFI from selling the shares of the foreign security for a period of time if OFI votes the portfolio proxy relating to the foreign security. In determining whether to vote portfolio proxies subject to such restrictions, OFI, in consultation with the Committee, considers whether the vote, either itself or together with the votes of other shareholders, is expected to have an effect on the value of the investment that will outweigh the cost of voting. Accordingly, OFI may determine not to vote such securities. If OFI determines to vote a portfolio proxy and during the "share-blocking period" OFI would like to sell an affected foreign security for one or more Funds, OFI, in consultation with the Committee, will attempt to recall the shares (as allowable within the market time-frame and practices).

5.   SECURITIES LENDING PROGRAMS

The Funds may participate in securities lending programs with various counterparties. Under most securities lending arrangements, proxy voting rights during the lending period generally are transferred to the borrower, and thus proxies received in connection with the securities on loan may not be voted by the lender (I.E., the Fund) unless the loan is recalled. Alternatively, some securities lending programs use contractual arrangements among the lender, borrower and counterparty to arrange for the borrower to vote the proxies in accordance with instructions from the lending Fund.

If a Fund participates in a securities lending program, OFI will attempt to recall the recall the Funds' portfolio securities on loan and vote proxies relating to such securities if OFI determines that the votes involve matters that would have a material effect on the Fund's investment in such loaned securities.

6.  SHARES OF REGISTERED INVESTMENT COMPANIES (FUND OF FUNDS)

Certain OFI Funds are structured as funds of funds and invest their assets primarily in other underlying OFI Funds (the "Fund of Funds"). Accordingly, the Fund of Fund is a shareholder in the underlying OFI Funds and may be requested to vote on a matter pertaining to those underlying OFI Funds. With respect to any such matter, the Fund of Funds will vote its shares in the underlying OFI Fund in the same proportion as the vote of all other shareholders in that underlying OFI Fund (sometimes called "mirror" or "echo" voting).

D.  FUND BOARD REPORTS AND RECORDKEEPING

OFI will prepare periodic reports for submission to the Board describing.

    o any issues arising under these Policies and Procedures since the last report to the Board and the resolution of such issues, including but not limited to, information about conflicts of interest not addressed in the Policies and Procedures; and
    o any proxy votes taken by OFI on behalf of the Funds since the last report to the Board which were deviations from the Policies and Procedures and the reasons for any such deviations.

In addition, no less frequently than annually, OFI will provide the Boards a written report identifying any recommended changes in existing policies based upon OFI's experience under these Policies and Procedures, evolving industry practices and developments in applicable laws or regulations.

OFI will maintain all records required to be maintained under, and in accordance with, the Investment Company Act of 1940 and the Investment Advisers Act of 1940 with respect to OFI's voting of portfolio proxies, including, but not limited to:

    o   these Policies and Procedures, as amended from time to time;
    o Records of votes cast with respect to portfolio proxies, reflecting the information required to be included in Form N-PX;
    o Records of written client requests for proxy voting information and any written responses of OFI to such requests; and
    o Any written materials prepared by OFI that were material to making a decision in how to vote, or that memorialized the basis for the decision.


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E.      AMENDMENTS TO THESE PROCEDURES

In addition to the Committee's responsibilities as set forth in the Committee's Charter, the Committee shall periodically review and update these Policies and Procedures as necessary. Any amendments to these Procedures and Policies (including the Guidelines) shall be provided to the Boards for review, approval and ratification at the Boards' next regularly scheduled meetings.

F.  PROXY VOTING GUIDELINES

The Guidelines adopted by the Boards of the Funds are attached as Appendix A. The importance of various issues shifts as political, economic and corporate governance issues come to the forefront and then recede. Accordingly, the Guidelines address the issues OFI has most frequently encountered in the past several years.



                                   APPENDIX A
               OPPENHEIMER FUNDS PORTFOLIO PROXY VOTING GUIDELINES


1.  OPERATIONAL ITEMS

    1.1 AMEND QUORUM REQUIREMENTS.

    o Vote AGAINST proposals to reduce quorum requirements for shareholder meetings below a majority of the shares outstanding unless there are compelling reasons to support the proposal.
    1.2 AMEND MINOR BYLAWS.

    o Vote FOR bylaw or charter changes that are of a housekeeping nature (updates or corrections).
    1.3 CHANGE COMPANY NAME.

    o   Vote WITH Management
    1.4 CHANGE DATE, TIME, OR LOCATION OF ANNUAL MEETING.

    o Vote FOR management proposals to change the date/time/location of the annual meeting unless the proposed change is unreasonable.
    o Vote AGAINST shareholder proposals to change the date/time/location of the annual meeting unless the current scheduling or location is unreasonable.

    1.5 TRANSACT OTHER BUSINESS.

    o Vote AGAINST proposals to approve other business when it appears as voting item.

    AUDITORS

    1.6 RATIFYING AUDITORS

    o Vote FOR Proposals to ratify auditors, unless any of the following apply:
        o An auditor has a financial interest in or association with the company, and is therefore not independent. o Fees for non-audit services are excessive. o There is reason to believe that the independent auditor has rendered an opinion which is neither accurate nor indicative of the company's financial position.
    o Vote AGAINST shareholder proposals asking companies to prohibit or limit their auditors from engaging in non-audit services.
    o Vote AGAINST shareholder proposals asking for audit firm rotation.
    o Vote on a CASE-BY-CASE basis on shareholder proposals asking the company to discharge the auditor(s). o Proposals are adequately covered under applicable provisions of Sarbanes-Oxley Act or NYSE or SEC regulations.

2.0  THE BOARD OF DIRECTORS

    2.1 VOTING ON DIRECTOR NOMINEES


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    o Vote on director nominees should be made on a CASE-BY-CASE basis, examining the following factors:
        o  Composition of the board and key board committees
        o  Attendance at board meetings
        o  Corporate governance provisions and takeover activity
        o  Long-term company performance relative to a market index
        o  Directors' investment in the company
        o  Whether the chairman is also serving as CEO
        o  Whether a retired CEO sits on the board

    o WITHHOLD VOTES: However, there are some actions by directors that should result in votes being WITHHELD. These instances include directors who:

        o Attend less than 75% of the board and committee meetings without a valid excuse.

        o Implement or renew a dead-hand or modified dead-hand poison pill

        o Ignore a shareholder proposal that is approved by a majority of the shares outstanding.

        o Ignore a shareholder proposal that is approved by a majority of the votes cast for two consecutive years.

        o Failed to act on takeover offers where the majority of the shareholders tendered their shares.

        o Are inside directors or affiliated outsiders; and sit on the audit, compensation, or nominating committees or the company does not have one of these committees.

        o Are audit committee members; and the non-audit fees paid to the auditor are excessive.

        o Enacted egregious corporate governance policies or failed to replace management as appropriate.

        o Are inside directors or affiliated outside directors; and the full board is less than majority independent.

        o Are CEOs of publicly-traded companies who serve on more than three public boards, i.e., more than two public boards other than their own board

        o Sit on more than six public company boards.

   o Additionally, the following should result in votes being WITHHELD (except from new nominees):

        o If the director(s) receive more than 50% withhold votes out of those cast and the issue that was the underlying cause of the high level of withhold votes in the prior election has not been addressed.
        o If the company has adopted or renewed a poison pill without shareholder approval since the company's last annual meeting, does not put the pill to a vote at the current annual meeting, and there is no requirement to put the pill to shareholder vote within 12 months of its adoption. If a company that triggers this policy commits to putting its pill to a shareholder vote within 12 months of its adoption, OFI will not recommend a WITHHOLD vote.

    2.2 BOARD SIZE

    o Vote on a CASE-BY-CASE basis on shareholder proposals to maintain or improve ratio of independent versus non-independent directors.
    o Vote FOR proposals seeking to fix the board size or designate a range for the board size.
    o Vote on a CASE-BY-CASE basis on proposals that give management the ability to alter the size of the board outside of a specified range without shareholder approval.

    2.3 CLASSIFICATION/DECLASSIFICATION OF THE BOARD

    o   Vote AGAINST proposals to classify the board.
    o Vote FOR proposals to repeal classified boards and to elect all directors annually. In addition, if 50% of shareholders request repeal of the classified board and the board remains classified, withhold votes for those directors at the next meeting at which directors are elected.
    2.4 CUMULATIVE VOTING

    o Vote FOR proposal to eliminate cumulative voting.

    2.5 REQUIRE MAJORITY VOTE FOR APPROVAL OF DIRECTORS

    o Vote AGAINST proposal to require majority vote approval for election of directors


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    2.6 DIRECTOR AND OFFICER INDEMNIFICATION AND LIABILITY PROTECTION

    o Proposals on director and officer indemnification and liability protection should be evaluated on a CASE-BY-CASE basis, using Delaware law as the standard.
    o Vote FOR proposals to eliminate entirely directors' and officers' liability for monetary damages for violating the duty of care, provided the liability for gross negligence is not eliminated.
    o Vote FOR indemnification proposals that would expand coverage beyond just legal expenses to acts, such as negligence, that are more serious violations of fiduciary obligation than mere carelessness, provided coverage is not provided for gross negligence acts.
    o Vote FOR only those proposals providing such expanded coverage in cases when a director's or officer's legal defense was unsuccessful if both of the following apply:
        o The director was found to have acted in good faith and in a manner that he reasonable believed was in the best interests of the company, and
        o Only if the director's legal expenses would be covered.

    2.7 ESTABLISH/AMEND NOMINEE QUALIFICATIONS

    o Vote on a CASE-BY-CASE basis on proposals that establish or amend director qualifications.
    o Votes should be based on how reasonable the criteria are and to what degree they may preclude dissident nominees from joining the board.
    o Vote AGAINST shareholder proposals requiring two candidates per board seat.

    2.8 FILLING VACANCIES/REMOVAL OF DIRECTORS.

    Vote AGAINST proposals that provide that directors may be removed only for cause. Vote FOR proposals to restore shareholder ability to remove directors with or without cause. Vote AGAINST proposals that provide that only continuing directors may elect replacements to fill board vacancies. Vote FOR proposals that permit shareholders to elect directors to fill board vacancies.

    2.9 INDEPENDENT CHAIRMAN (SEPARATE CHAIRMAN/CEO)

    o Generally vote FOR shareholder proposals requiring the position of chairman to be filled by an independent director unless there are compelling reasons to recommend against the proposal such as a counterbalancing governance structure. This should include all of the following:

        o Designated lead director, elected by and from the independent board members with clearly delineated and comprehensive duties
        o  Two-thirds independent board
        o  All-independent key committees
        o  Established governance guidelines
        o The company should not have underperformed its peers and index on a one-year and three-year basis, unless there has been a change in the Chairman/CEO position within that time. Performance will be measured according to shareholder returns against index and peers from the performance summary table.

    2.10 MAJORITY OF INDEPENDENT DIRECTORS/ESTABLISHMENT OF COMMITTEES

    o Vote FOR shareholder proposals asking that a majority of directors be independent but vote CASE-BY-CASE on proposals that more than a majority of directors be independent. NYSE and NASDAQ already require that listed companies have a majority of independent directors.
    o Vote FOR shareholder proposals asking that board audit, compensation, and/or nominating committees be composed exclusively of independent directors if they currently do not meet that standard.
    2.11 OPEN ACCESS

    o Vote CASE-BY-CASE on shareholder proposals asking for open access taking into account the ownership threshold specified in the proposal and the proponent's rationale for targeting the company in terms of board and director conduct. (At the time of these policies, the SEC's proposed rule in 2003 on Security Holder Director Nominations remained outstanding.)


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    2.12 STOCK OWNERSHIP REQUIREMENTS

    o Vote WITH Management on shareholder proposals that mandate a minimum amount of stock that directors must own in order to qualify as a director or to remain on the board. While stock ownership on the part of directors is favored, the company should determine the appropriate ownership requirement.
    o Vote WITH Management on shareholder proposals asking that the company adopt a holding or retention period for its executives (for holding stock after the vesting or exercise of equity awards), taking into account any stock ownership requirements or holding period/retention ratio already in place and the actual ownership level of executives.

    2.13 AGE OR TERM LIMITS

    o Vote AGAINST shareholder or management proposals to limit the tenure of directors either through term limits or mandatory retirement ages. OFI views as management decision.

3.0  PROXY CONTESTS

    3.1 Voting for Director Nominees in Contested Elections

    o Votes in a contested election of directors must be evaluated on a CASE-BY-CASE basis considering the following factors:
        o Long-term financial performance of the target company relative to its industry
        o Management's track record o Background to the proxy contest
        o Qualifications of director nominees (both slates)
        o Evaluation of what each side is offering shareholders as well as the likelihood that the proposed objectives and goals can be met
        o Stock ownership position

    3.2 REIMBURSING PROXY SOLICITATION EXPENSES

    o Voting to reimburse proxy solicitation expenses should be analyzed on a CASE-BY-CASE basis. In cases, which OFI recommends in favor of the dissidents, OFI also recommends voting for reimbursing proxy solicitation expenses.

    3.3 CONFIDENTIAL VOTING

    o Vote AGAINST shareholder proposals requesting that corporations adopt confidential voting, use independent vote tabulators and use independent inspectors of election.
    o If a proxy solicitor loses the right to inspect individual proxy cards in advance of a meeting, this could result in many cards being voted improperly (wrong signatures, for example) or not at all, with the result that companies fail to reach a quorum count at their annual meetings, and therefore these companies to incur the expense of second meetings or votes.
4.0  ANTITAKEOVER DEFENSES AND VOTING RELATED ISSUES

    4.1 ADVANCE NOTICE REQUIREMENTS FOR SHAREHOLDER PROPOSALS/NOMINATIONS.

    o Votes on advance notice proposals are determined on a CASE-BY-CASE basis, generally giving support to those proposals which allow shareholders to submit proposals as close to the meeting date as reasonably possible and within the broadest window possible.
    4.2 AMEND BYLAWS WITHOUT SHAREHOLDER CONSENT

    o Vote AGAINST proposals giving the board exclusive authority to amend the bylaws.

    o Vote FOR proposals giving the board the ability to amend the bylaws in addition to shareholders.

    4.3 POISON PILLS

    o Generally vote FOR shareholder proposals requesting to put extraordinary benefits contained in Supplemental Executive Retirement Plan agreements to a shareholder vote unless the company's executive pension plans do not contain excessive benefits beyond what is offered under employee-wide plans.


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    o Vote AGAINST proposals that increase authorized common stock fro the explicit purpose of implementing a shareholder rights plan (poison pill).
    o Vote FOR share holder proposals requesting that the company submit its poison pill to a shareholder vote or redeem it.
    o Vote FOR shareholder proposals asking that any future pill be put to a shareholder vote.

    4.4 SHAREHOLDER ABILITY TO ACT BY WRITTEN CONSENT

    o Vote AGAINST proposals to restrict or prohibit shareholder ability to take action by written consent. o Vote FOR proposals to allow or make easier shareholder action by written consent.

    4.5 SHAREHOLDER ABILITY TO CALL SPECIAL MEETINGS

    o Vote AGAINST proposals to restrict or prohibit shareholder ability to call special meetings. o Vote FOR proposals that remove restrictions on the right of shareholders to act independently of management.

    4.6 ESTABLISH SHAREHOLDER ADVISORY COMMITTEE

    o   Vote WITH Management

    4.7 SUPERMAJORITY VOTE REQUIREMENTS

    o Vote AGAINST proposals to require a supermajority shareholder vote. o Vote FOR proposals to lower supermajority vote requirements.

    5.0  MERGERS AND CORPORATE RESTRUCTURINGS

    5.1 APPRAISAL RIGHTS

    o Vote FOR proposals to restore, or provide shareholders with, rights of appraisal.

    5.2 ASSET PURCHASES

    o Vote CASE-BY-CASE on asset purchase proposals, considering the following factors:

        o Purchase price
        o Fairness opinion
        o Financial and strategic benefits
        o How the deal was negotiated
        o Conflicts of interest
        o Other alternatives for the business
        o Non-completion risk

    5.3 ASSET SALES

    o Vote CASE-BY-CASE on asset sale proposals, considering the following factors:

        o Impact on the balance sheet/working capital o Potential elimination of diseconomies o Anticipated financial and operating benefits o Anticipated use of funds o Value received for the asset o Fairness opinion o How the deal was negotiated o Conflicts of interest

    5.4 BUNDLED PROPOSALS

    o Review on a CASE-BY-CASE basis on bundled or "conditioned" proxy proposals. In the case of items that are conditioned upon each other, examine the benefits and costs of the packaged items. In instances when the joint effect of the conditioned items is not in shareholders' best interests, vote against the proposals. If the combined effect is positive, support such proposals.


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    5.5 CONVERSION OF SECURITIES

    o Votes on proposals regarding conversion of securities are determined on a CASE-BY-CASE basis. When evaluating these proposals, the investor should review the dilution to existing shareholders, the conversion price relative to the market value, financial issues, control issues, termination penalties, and conflicts of interest.

    5.6CORPORATE REORGANIZATION/DEBT RESTRUCTURING/PREPACKAGED BANKRUPTCY
       PLANS/REVERSE LEVERAGED BUYOUTS/WRAP PLANS

    o Votes on proposals to increase common and/or preferred shares and to issue shares as part of a debt restructuring plan are determined on a CASE-BY-CASE basis, taking into consideration the following:

        o Dilution to existing shareholders' position o Terms of the offer o Financial issues o Management's efforts to pursue other alternatives o Control issues o Conflicts of interest

    o Vote CASE-BY-CASE on the debt restructuring if it is expected that the company will file for bankruptcy if the transaction is not approved.

    5.7 FORMATION OF HOLDING COMPANY

    o Votes on proposals regarding the formation of a holding company should be determined on a CASE-BY-CASE basis, taking into consideration the following:

        o The reasons for the change o Any financial or tax benefits o Regulatory benefits o Increases in capital structure
        o Changes to the articles of incorporation or bylaws of the company.

    o Absent compelling financial reasons to recommend the transaction, vote AGAINST the formation of a holding company if the transaction would include either of the following:

        o Increases in common or preferred stock in excess of the allowable maximum as calculated by the ISS Capital Structure Model.
        o Adverse changes in shareholder rights.

5.8 GOING PRIVATE TRANSACTIONS (LBOS AND MINORITY SQUEEZEOUTS)

    Votes on going private transactions on a CASE-BY-CASE basis, taking into account the following:

        o  Offer price/premium
        o Fairness opinion o How the deal was negotiated o Conflicts of interests o Other alternatives/offers considered o Non-completion risk
    5.9 JOINT VENTURE

    o Votes on a CASE-BY-CASE basis on proposals to form joint ventures, taking into account the following:

        Percentage of assets/business contributed
        Percentage of ownership
        Financial and strategic benefits


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        Governance structure
        Conflicts of interest
        Other alternatives Non-completion risk

    5.10   LIQUIDATIONS

    o Votes on liquidations should be made on a CASE-BY-CASE basis after reviewing management's efforts to pursue other alternatives, appraisal value of assets, and the compensation plan for executives managing the liquidation.

    o Vote on a CASE-BY-CASE basis, if the company will file for bankruptcy if the proposal is not approved.

    5.11 MERGERS AND ACQUISITIONS/ISSUANCE OF SHARES TO FACILITATE MERGER OR ACQUISITION

    o Votes on mergers and acquisitions should be considered on a CASE-BY-CASE basis, determining whether the transaction enhances shareholder value by giving consideration to the following:

        o Prospects of the combined company, anticipated financial and operating benefits o Offer price (premium or discount) o Fairness opinion o How the deal was negotiated o Changes in corporate governance o Change in the capital structure o Conflicts of interest
    5.12   PRIVATE PLACEMENTS/WARRANTS/CONVERTIBLE DEBENTURE

    o Votes on proposals regarding private placements should be determined on a CASE-BY-CASE basis. When evaluating these proposals the invest should review:

        o Dilution to existing shareholders' position o Terms of the offer o Financial issues o Management's efforts to pursue other alternatives o Control issues o Conflicts of interest

    5.13   SPINOFFS

    o Votes on spinoffs should be considered on a CASE-BY-CASE basis depending on:

        o Tax and regulatory advantages o Planned use of the sale proceeds o Valuation of spinoff o Fairness opinion o Benefits to the parent company
        o Conflicts of interest o Managerial incentives o Corporate governance changes o Changes in the capital structure

    5.14   VALUE MAXIMIZATION PROPOSALS

    o Votes on a CASE-BY-CASE basis on shareholder proposals seeking to maximize shareholder value by hiring a financial advisor to explore strategic alternatives, selling the company or liquidating the company and distributing the proceeds to shareholders. These proposals should be evaluated based on the following factors: prolonged poor performance with no turnaround in sight, signs of entrenched board and management, strategic plan in place for improving value, likelihood of receiving



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        reasonable value in a sale or dissolution and whether the company is actively exploring its strategic options, including retaining a financial advisor.

    5.15   SEVERANCE AGREEMENTS THAT ARE OPERATIVE IN EVENT OF CHANGE IN CONTROL

    o Review CASE-BY-CASE, with consideration give to ISS "transfer-of-wealth" analysis. (See section 8.2)

6.0 STATE OF INCORPORATION

    6.1 CONTROL SHARE ACQUISITION PROVISIONS

    o Vote FOR proposals to opt out of control share acquisition statutes unless doing so would enable the completion of a takeover that would be detrimental to shareholders.

    o Vote AGAINST proposals to amend the charter to include control share acquisition provisions.

    o Vote FOR proposals to restore voting rights to the control shares.

    6.2 CONTROL SHARE CASHOUT PROVISIONS

    o Vote FOR proposals to opt out of control share cashout statutes.

    6.3 DISGORGEMENT PROVISIONS

    o Vote FOR proposals to opt out of state disgorgement provisions.

    6.4 FAIR PRICE PROVISIONS

    o Vote proposals to adopt fair price provisions on a CASE-BY-CASE basis, evaluating factors such as the vote required to approve the proposed acquisition, the vote required to repeal the fair price provision, and the mechanism for determining the fair price.

    o Generally vote AGAINST fair price provisions with shareholder vote requirements greater than a majority of disinterested shares.

    6.5 FREEZEOUT PROVISIONS

    o Vote FOR proposals to opt out of state freezeout provisions.

    6.6 GREENMAIL

    o Vote FOR proposals to adopt anti-greenmail charter of bylaw amendments or otherwise restrict a company's ability to make greenmail payments.

    o Review on a CASE-BY-CASE basis on anti-greenmail proposals when they are bundled with other charter or bylaw amendments.

    6.7 REINCORPORATION PROPOSALS

    o Proposals to change a company's state of incorporation should be evaluated on a CASE-BY-CASE basis, giving consideration to both financial and corporate governance concerns, including the reasons for reincorporating, a comparison of the governance provisions, and a comparison of the jurisdictional laws.

    o Vote FOR reincorporation when the economic factors outweigh any neutral or negative governance changes.

    6.8 STAKEHOLDER PROVISIONS

    o Vote AGAINST proposals that ask the board to consider non-shareholder constituencies or other non-financial effects when evaluating a merger or business combination.

    6.9 STATE ANTI-TAKEOVER STATUTES

    o Review on a CASE-BY-CASE basis proposals to opt in or out of state takeover statutes (including control share acquisition statutes, control share cash-out statutes, freezeout provisions, fair price provisions, stakeholder laws, poison pill endorsements, severance pay and labor contract provisions, anti-greenmail provisions, and disgorgement provisions).

7.0 CAPITAL STRUCTURE


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    7.1 ADJUSTMENTS TO PAR VALUE OF COMMON STOCK

    o Vote FOR management proposals to reduce the par value of common stock.

    7.2 COMMON STOCK AUTHORIZATION

    o Votes on proposals to increase the number of shares of common stock authorized for issuance are determined on a CASE-BY-CASE basis using a model developed by ISS.

    o Vote AGAINST proposals at companies with dual-class capital structures to increase the number of authorized shares of the class of stock that has superior voting rights.

    o Vote FOR proposals to approve increases beyond the allowable increase when a company's shares are in danger of being delisted or if a company's ability to continue to operate as a going concern is uncertain.

    7.3 DUAL-CLASS STOCK

    o Vote AGAINST proposals to create a new class of common stock with superior voting rights.
    o Vote FOR proposals to create a new class of non-voting or sub-voting common stock if:

        o It is intended for financing purposes with minimal or no dilution to current shareholders

        o It is not designed to preserve the voting power of an insider or significant shareholder

    7.4 ISSUE STOCK FOR USE WITH RIGHTS PLAN

    o Vote AGAINST proposals that increase authorized common stock for the explicit purpose of implementing a shareholder rights plan (poison pill).

    7.5 PREEMPTIVE RIGHTS

    o Review on a CASE-BY-CASE basis on shareholder proposals that seek preemptive rights. In evaluating proposals on preemptive right, consider the size of a company, the characteristics of its shareholder base, and the liquidity of the stock.

    7.6 PREFERRED STOCK

o Vote FOR shareholder proposals to submit preferred stock issuance to shareholder vote.
o Vote AGAINST proposals authorizing the creation of new classes of preferred stock with unspecified voting, conversion, dividend distribution, and other rights ("blank check" preferred stock).
o Vote FOR proposals to create "declawed" blank check preferred stock (stock that cannot be used as a takeover defense)
o Vote FOR proposals to authorize preferred stock in cases where the company specifies the voting, dividend, conversion, and other rights of such stock and the terms of thepreferred stock appear reasonable.
o Vote AGAINST proposals to increase the number of blank check preferred stock authorized for issuance when no shares have been issued or reserved for a specific purpose.
o Vote AGAINST proposals to increase the number of blank check preferred shares unless, (i) class of stock has already been approved by shareholders and (ii) the company has a record of issuing preferred stock for legitimate financing purposes.

    7.7 PLEDGE OF ASSETS FOR DEBT (GENERALLY FOREIGN ISSUERS)

    o OFI will consider these proposals on a CASE-BY-CASE basis. Generally, OFI will support increasing the debt-to-equity ratio to 100%. Any increase beyond 100% will require further assessment, with a comparison of the company to its industry peers or country of origin.
    o In certain foreign markets, such as France, Latin America and India, companies often propose to pledge assets for debt, or seek to issue bonds which increase debt-to-equity ratios up to 300%.

    7.8 RECAPITALIZATION

    o Votes CASE-BY-CASE on recapitalizations (reclassification of securities), taking into account the following:
        o  More simplified capital structure
        o  Enhanced liquidity


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        o  Fairness of conversion terms
        o  Impact on voting power and dividends
        o  Reasons for the reclassification
        o  Conflicts of interest
        o  Other alternatives considered

    7.9 REVERSE STOCK SPLITS

    o Vote FOR management proposals to implement a reverse stock split when the number of authorized shares will be proportionately reduced.
    o Vote FOR management proposals to implement a reverse stock split to avoid delisting.
    o Votes on proposals to implement a reverse stock split that do not proportionately reduce the number of shares authorized for issue should be determined on a CASE-BY-CASE basis using a model developed by ISS.

    7.10 SHARE PURCHASE PROGRAMS

    o Vote FOR management proposals to institute open-market share repurchase plans in which all shareholders may participate on equal terms.

    7.11 STOCK DISTRIBUTIONS: SPLITS AND DIVIDENDS

    o Vote FOR management proposals to increase the common share authorization for a stock split or share dividend, provided that the increase in authorized shares would not result in an excessive number of shares available for issuance as determined using a model developed by ISS.
    7.12 TRACKING STOCK

    o Votes on the creation of tracking stock are determined on a CASE-BY-CASE basis, weighing the strategic value of the transaction against such factors as: adverse governance changes, excessive increases in authorized capital stock, unfair method of distribution, diminution of voting rights, adverse conversion features, negative impact on stock option plans, and other alternatives such as spinoff.

8.0 EXECUTIVE AND DIRECTOR COMPENSATION

    8.1 EQUITY-BASED COMPENSATION PLANS

    o Vote compensation proposals on a CASE-BY-CASE basis.
    o In general, OFI considers compensation questions such as stock option plans and bonus plans to be ordinary business activity. OFI analyzes stock option plans, paying particular attention to their dilutive effect. While OFI generally supports management proposals, OFI opposes compensation proposals that OFI believes to be excessive, with consideration of factors including the company's industry, market capitalization, revenues and cash flow.
    o Vote AGAINST plans that expressly permit the repricing of underwater stock options without shareholder approval. Generally vote AGAINST plans in which the CEO participates if there is a disconnect between the CEO's pay and company performance (an increase in pay and a decrease in performance) and the main source of the pay increase (over half) is equity-based. A decrease in performance is based on negative one- and three-year total shareholder returns. An increase in pay is based on the CEO's total direct compensation (salary, cash bonus, present value of stock options, face value of restricted stock, face value of long-term incentive plan payouts, and all other compensation) increasing over the previous year. Also WITHHOLD votes from the Compensation Committee members.

    8.2 DIRECTOR COMPENSATION

    o Examine compensation proposals on a CASE-BY-CASE basis. In general, OFI considers compensation questions such as stock option plans and bonus plans to be ordinary business activity. We analyze stock option plans, paying particular attention to their dilutive effect. While we generally support management proposals, we oppose compensation proposals we believe are excessive, with consideration of factors including the company's industry, market capitalization, revenues and cash flow.

    8.3 BONUS FOR RETIRING DIRECTOR



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    o Examine on a CASE-BY CASE basis. Factors we consider typically include length of service, company's accomplishments during the Director's tenure, and whether we believe the bonus is commensurate with the Director's contribution to the company.

    8.4 CASH BONUS PLAN

    o Consider on a CASE-BY-CASE basis. In general, OFI considers compensation questions such as cash bonus plans to be ordinary business activity. While we generally support management proposals, we oppose compensation proposals we believe are excessive.

    8.5 STOCK PLANS IN LIEU OF CASH

    o Generally vote FOR management proposals, unless OFI believe the proposal is excessive.

    o In casting its vote, OFI reviews the ISS recommendation per a "transfer of wealth" binomial formula that determines an appropriate cap for the wealth transfer based upon the company's industry peers.

    o Vote FOR plans which provide participants with the option of taking all or a portion of their cash compensation in the form of stock are determined on a CASE-BY-CASE basis.

    o Vote FOR plans which provide a dollar-for-dollar cash for stock exchange.

    o   Vote FOR plans which do not

    8.6 DIRECTOR RETIREMENT PLANS

    o Vote FOR retirement plans for non-employee directors if the number of shares reserve is less than 3% of outstanding shares and the exercise price is 100% of fair market value.
    o Vote AGAINST shareholder proposals to eliminate retirement plans for non-employee directors, if the number of shares is less than 3% of outstanding shares and exercise price is 100% of fair market value.

    8.7 MANAGEMENT PROPOSALS SEEKING APPROVAL TO REPRICE OPTIONS

    o Votes on management proposals seeking approval to reprice options are evaluated on a CASE-BY-CASE basis giving consideration to the following:
        o  Historic trading patterns
        o  Rationale for the repricing
        o  Value-for-value exchange
        o  Option vesting
        o  Term of the option
        o  Exercise price
        o  Participation
    8.8 EMPLOYEE STOCK PURCHASE PLANS

    o Votes on employee stock purchase plans should be determined on a CASE-BY-CASE basis.
    o Votes FOR employee stock purchase plans where all of the following apply:
        o Purchase price is at least 85% of fair market value
        o Offering period is 27 months or less
        o The number of shares allocated to the plan is 10% or less of the outstanding shares
    o Votes AGAINST employee stock purchase plans where any of the following apply:
        o Purchase price is at least 85% of fair market value
        o Offering period is greater than 27 months
        o The number of shares allocated to the plan is more than 10% of the outstanding shares

    8.9 INCENTIVE BONUS PLANS AND TAX DEDUCTIBILITY PROPOSALS (OBRA-RELATED COMPENSATION PROPOSALS)

    o Vote FOR proposals that simply amend shareholder-approved compensation plans to include administrative features or place a cap on the annual grants any one participant may receive to comply with the provisions of
        Section 162(m).


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    o Vote FOR proposals to add performance goals to existing compensation plans to comply with the provisions of Section 162(m) unless they are clearly inappropriate.
    o Votes to amend existing plans to increase shares reserved and to qualify for favorable tax treatment under the provisions of Section 162(m) should be considered on a CASE-BY-CASE basis using a proprietary, quantitative model developed by ISS.
    o Generally vote FOR cash or cash and stock bonus plans that are submitted to shareholders for the purpose of exempting compensation from taxes under the provisions of Section 162(m) if no increase in shares is requested.

    8.10 EMPLOYEE STOCK OWNERSHIP PLANS (ESOPS)

    o Vote FOR proposals to implement an ESOP or increase authorized shares for existing ESOPs, unless the number of shares allocated to the ESOP is excessive (more than 5% of outstanding shares.)
    8.11 SHAREHOLDER PROPOSAL TO SUBMIT EXECUTIVE COMPENSATION TO SHAREHOLDER
    VOTE

    o   Vote WITH MANAGEMENT

    8.12   401(K) EMPLOYEE BENEFIT PLANS

    o Vote FOR proposals to implement a 401(k) savings plan for employees.

    8.13   SHAREHOLDER PROPOSALS REGARDING EXECUTIVE AND DIRECTOR PAY

    o Vote WITH MANAGEMENT on shareholder proposals seeking additional disclosure of executive and director pay information.
    o Vote WITH MANAGEMENT on shareholder proposals requiring director fees be paid in stock only.
    o Vote WITH MANAGEMENT on shareholder proposals to put option repricings to a shareholder vote.
    o Vote WITH MANAGEMENT for all
      other shareholder proposals regarding executive and director pay.

    8.14   PERFORMANCE-BASED STOCK OPTIONS

    o Generally vote FOR shareholder proposals advocating the use of performance-based stock options (indexed, premium-priced, and performance-vested options), unless:
        o The proposal is overly restrictive (e.g., it mandates that awards to all employees must be performance-based or all awards to top executives must be a particular type, such as indexed options), or
        o The company demonstrates that it is using a substantial portion of performance-based awards for its top executives

    8.15   GOLDEN PARACHUTES AND EXECUTIVE SEVERANCE AGREEMENTS

    o Vote FOR shareholder proposals to require golden parachutes or executive severance agreements to be submitted for shareholder ratification, unless the proposal requires shareholder approval prior to entering into employment contracts.
    o Vote on a CASE-BY-CASE basis on proposals to ratify or cancel golden parachutes. An acceptable parachute should include the following:
        o The parachute should be less attractive than an ongoing employment opportunity with the firm
        o The triggering mechanism should be beyond the control management
        o The amount should not exceed three times base salary plus guaranteed benefits

    8.16 PENSION PLAN INCOME ACCOUNTING

    o Generally vote FOR shareholder proposals to exclude pension plan income in the calculation of earnings used in determining executive bonuses/compensation.

    8.17 SUPPLEMENTAL EXECUTIVE RETIREMENT PLANS (SERPS)

    o Generally vote FOR shareholder proposals requesting to put extraordinary benefits contained in SERP agreement to a shareholder vote unless the company's executive pension plans do not contain excessive benefits beyond what it offered under employee-wide plans.

SOCIAL AND ENVIRONMENTAL ISSUES


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In the case of social, political and environmental responsibility issues, OFI believes the issues do not primarily involve financial considerations and OFI ABSTAINS from voting on those issues.




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                PACIFIC INVESTMENT MANAGEMENT COMPANY LLC (PIMCO)
PIMCO has adopted written proxy voting policies and procedures ("Proxy Policy") as required by Rule 206(4)-6 under the Investment Advisers Act of 1940, as amended. The Proxy Policy has been adopted by the Trust as the policies and procedures that PIMCO will use when voting proxies on behalf of the Funds. Recognizing that proxy voting is a rare event in the realm of fixed income investing and is typically limited to solicitation of consent to changes in features of debt securities, the Proxy Policy also applies to any voting rights and/or consent rights of PIMCO, on behalf of the Funds, with respect to debt securities, including but not limited to, plans of reorganization, and waivers and consents under applicable indentures.

The Proxy Policy is designed and implemented in a manner reasonably expected to ensure that voting and consent rights are exercised in the best interests of the Funds and their shareholders. Each proxy is voted on a case-by-case basis taking into consideration any relevant contractual obligations as well as other relevant facts and circumstances at the time of the vote. In general, PIMCO reviews and considers corporate governance issues related to proxy matters and generally supports proposals that foster good corporate governance practices. PIMCO may vote proxies as recommended by management on routine matters related to the operation of the issuer and on matters not expected to have a significant economic impact on the issuer and/or its shareholders.

PIMCO will supervise and periodically review its proxy voting activities and implementation of the Proxy Policy. PIMCO will review each proxy to determine whether there may be a material conflict between PIMCO and the Funds. If no conflict exists, the proxy will be forwarded to the appropriate portfolio manager for consideration. If a conflict does exist, PIMCO will seek to resolve any such conflict in accordance with the Proxy Policy. PIMCO seeks to resolve any material conflicts of interest by voting in good faith in the best interest of the Funds. If a material conflict of interest should arise, PIMCO will seek to resolve such conflict in the Funds' best interest by pursuing any one of the following courses of action: (i) convening a committee to assess and resolve the conflict; (ii) voting in accordance with the instructions of the Board; (iii) voting in accordance with the recommendation of an independent third-party service provider; (iv) suggesting to the Board that the Fund engage another party to determine how the proxy should be voted; (v) delegating the vote to a third-party service provider; or (vi) voting in accordance with the factors discussed in the Proxy Policy.

Information about how the Fund voted proxies relating to portfolio securities held during the most recent 12-month period will be available without charge, upon request, by calling the Trust at 1-800-927-4648 and on the SEC's website at http://www.sec.gov.

Copies of the written Proxy Policy and the factors that PIMCO may consider in determining how to vote proxies for the Funds are available by calling the Trust at 1-800-927-4648 and on the SEC's website at HTTP://WWW.SEC.GOV.



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                SCHRODER INVESTMENT MANAGEMENT NORTH AMERICA INC.
    Policy Relating To Identifying And Acting Upon Conflicts Of Interest In Connection With Its Proxy Voting Obligations

This document sets forth Schroder Investment Management North America Inc.'s ("Schroders") policy with respect to proxy voting and its procedures to comply with Rule 206(4)-6 under the Investment Advisers Act of 1940 and Rule 30b1-4 under the Investment Company Act of 1940. Specifically, Rule 206(4)-6 requires that Schroders:
o Adopt and implement written policies and procedures reasonably designed to ensure that proxies are voted in the best interest of clients and
o Disclose its proxy voting policies and procedures to clients and inform them how they may obtain information about how Schroders voted proxies.

Rule 30b1-4 requires that the Schroders US Mutual Funds (the "Funds"):
o Disclose their proxy voting policies and procedures in their registration statements and
o Annually, file with the SEC and make available to shareholders their actual proxy voting.


(A) PROXY VOTING GENERAL PRINCIPLES

Schroders will evaluate and usually vote for or against all proxy requests relating to securities held in any account managed by Schroders (unless this responsibility has been retained by the client).

Proxies will be treated and evaluated with the same attention and investment skill as the trading of securities in the accounts.

Proxies will be voted in a manner which is deemed most likely to protect and enhance the longer term value of the security as an asset to the account.

PROXY COMMITTEE

The Proxy Committee consists of investment professionals and other officers and is responsible for ensuring compliance with this proxy voting policy. The Committee meets quarterly to review proxies voted, policy guidelines and to examine any issues raised, including a review of any votes cast in connection with controversial issues.

The procedure for evaluating proxy requests is as follows:

Schroders' Global Corporate Governance Team (the "Team") is responsible for the initial evaluation of the proxy request, for seeking advice where necessary, especially from the US small cap and mid cap product heads, and for consulting with portfolio managers who have invested in the company should a controversial issue arise.

When making proxy-voting decisions, Schroders generally adheres to the Global Corporate Governance Policy (the "Policy"), as revised from time to time. The Policy, which has been developed by Schroders' Global Corporate Governance Team and approved by the Schroders Proxy Committee, sets forth Schroders's positions on recurring issues and criteria for addressing non-recurring issues. The Policy is a part of these procedures and is incorporated herein by reference. The Proxy Committee exercises oversight to assure that proxies are voted in accordance with the Policy and that any votes inconsistent with the Policy or against management are appropriately documented.

Schroders uses Institutional Shareholder Services, Inc. ("ISS") to assist in voting proxies. ISS provides proxy research, voting and vote-reporting services. ISS's primary function with respect to Schroders is to apprise the Group of shareholder meeting dates of all securities holdings, translate proxy materials received from companies, provide associated research and provide considerations and recommendations for voting on particular proxy proposals. Although Schroders may consider ISS's and others' recommendations on proxy issues, Schroders bears ultimate responsibility for proxy voting decisions.

Schroders may also consider the recommendations and research of other providers, including the National Association of Pension Funds' Voting Issues Service.

CONFLICTS


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From time to time, proxy voting proposals may raise conflicts between the interests of Schroders's clients and the interests of Schroders and/or its employees. Schroders is adopting this policy and procedures to ensure that decisions to vote the proxies are based on the clients' best interests.

For example, conflicts of interest may arise when:
o Proxy votes regarding non-routine matters are solicited by an issuer that, directly or indirectly, has a client relationship with Schroders;
o A proponent of a proxy proposal has a client relationship with Schroders;
o A proponent of a proxy proposal has a business relationship with Schroders;
o Schroders has business relationships with participants in proxy contests, corporate directors or director candidates;

The Team is responsible for identifying proxy voting proposals that may present a material conflict of interest. If Schroders receives a proxy relating to an issuer that raises a conflict of interest, the Team shall determine whether the conflict is "material" to any specific proposal included within the proxy. The Team will determine whether a proposal is material as follows:

o Routine Proxy Proposals: Proxy proposals that are "routine" shall be presumed not to involve a material conflict of interest unless the Team has actual knowledge that a routine proposal should be treated as material. For this purpose, "routine" proposals would typically include matters such as uncontested election of directors, meeting formalities, and approval of an annual report/financial statements.

o Non-Routine Proxy Proposals: Proxy proposals that are "non-routine" will be presumed to involve a material conflict of interest, unless the Team determines that neither Schroders nor its personnel have a conflict of interest or the conflict is unrelated to the proposal in question. For this purpose, "non-routine" proposals would typically include any contested matter, including a contested election of directors, a merger or sale of substantial assets, a change in the articles of incorporation that materially affects the rights of shareholders, and compensation matters for management (e.g., stock, option plans, retirement plans, profit-sharing or other special remuneration plans). If the Team determines that there is, or may be perceived to be, a conflict of interest when voting a proxy, Schroders will address matters involving such conflicts of interest as follows: A. If a proposal is addressed by the Policy, Schroders will vote in accordance with such Policy; B. If Schroders believes it is in the best interests of clients to depart from the Policy, Schroders will be subject to the requirements of C or D below, as applicable; C. If the proxy proposal is (1) not addressed by the Policy or (2) requires a case-by-case determination, Schroders may vote such proxy as it determines to be in the best interest of clients, without taking any action described in D below, provided that such vote would be against Schroders's own interest in the matter (i.e., against the perceived or actual conflict). The rationale of such vote will be memorialized in writing; and D. If the proxy proposal is (1) not addressed by the Policy or (2) requires a case-by-case determination, and Schroders believes it should vote in a way that may also benefit, or be perceived to benefit, its own interest, then Schroders must take one of the following actions in voting such proxy: (a) vote in accordance with ISS' recommendation; (b) inform the client(s) of the conflict of interest and obtain consent to vote the proxy as recommended by Schroders; or (c) obtain approval of the decision from the Chief Compliance Officer and the Chief Investment Officer. The rationale of such vote will be memorialized in writing.

RECORD OF PROXY VOTING The Team will maintain, or have available, written or electronic copies of each proxy statement received and of each executed proxy.

The Team will also maintain records relating to each proxy, including (i) the voting decision with regard to each proxy; and (ii) any documents created by the Team and/or the Proxy Committee, or others, that were material to making the voting decision; (iii) any decisions of the Chief Compliance Officer and the Chief Investment Officer.

Schroders will maintain a record of each written request from a client for proxy voting information and its written response to any request (oral or written) from any client for proxy voting information.

Such records will be maintained for six years and may be retained electronically.

ADDITIONAL REPORTS AND DISCLOSURES FOR THE SCHRODER FUNDS


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The Funds must disclose their policies and procedures for voting proxies in their Statement of Additional Information. In addition to the records required to be maintained by Schroders, the following information will be made available to the Funds or their agent to enable the Funds to file Form N-PX under Rule 30b1-4: For each matter on which a fund is entitled to vote:
o Name of the issuer of the security; o Exchange ticker symbol; o CUSIP number, if available; o Shareholder meeting date; o Brief summary of the matter voted upon;
o Source of the proposal, i.e., issuer or shareholder; o Whether the fund voted on the matter; o How the fund voted; and o Whether the fund voted with or against management.

Further, the Funds are required to make available to shareholders the Funds' actual proxy voting record. If requested, the most recently filed Form N-PX must be sent within three (3) days of receipt of the request.


July 30, 2003



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                     PRUDENTIAL INVESTMENT MANAGEMENT, INC.
                               Public Fixed Income

  Statement of Policy and Procedures for Voting Proxies on Behalf of Client
                              Discretionary Accounts

                                 August 1, 2003

                                Table of Contents

Introduction

This statement sets forth PIM Public Fixed Income's (PIM-PFI) policy for the voting of proxies on securities held in client portfolios for which PIM-PFI provides discretionary investment management services. This policy will be updated and redistributed as needed to address changes in proxy voting issues.

Over the last several years, proxy voting has attracted increased investor attention. Once viewed as merely routine, proxy votes are now seen as having the potential to significantly affect investment valuations. This statement responds to this heightened awareness. While this trend has gathered greatest momentum in the U.S., proxy issues are also the subject of greater focus abroad.

PIM-PFI's principal concern in voting proxies is the economic effect of the proposal on the value of our clients' portfolio holdings, both in the short term and long term. In many cases, we believe that our clients' economic interests are consistent with management. In others, however, proposals set forth by management (such as anti-takeover provisions) may have a negative effect on the value of portfolio holdings.

PIM-PFI attempts to actively monitor developments in the proxy voting arena. This statement is based on an historical analysis of proxy issues and a continuing review of new proposals and legislative changes.

For U.S. proxies, PIM-PFI generally will:
o   Vote with management on routine matters.
    Examples:
        Appointment of accountants
        Election of directors

o   Analyze financial impact of other issues and vote on a case-by-case basis.
    Examples:
        Anti-takeover provisions
        Establishment of stock option plans
        Mergers, acquisitions and reorganizations
        Indemnification of directors

o Evaluate the economic impact of social, political, or environmental proposals and vote on a case-by-case basis.

For foreign securities, PIM-PFI generally will vote in accordance with our U.S. guidelines, though we will retain more flexibility to vote with management on foreign proxy issues under certain circumstances.

A more detailed discussion of PIM-PFI's proxy voting procedure is available in Appendix I.

General

Proxy solicitations are initially sent by the issuer of the securities to the trustee or custodian bank, or to their designated proxy facilitator. Unless a client has instructed otherwise, the trustee or custodian or their agent then signs the proxy in blank and forwards it to PIM-PFI's operations unit. In certain cases pursuant to client instructions, the trustee or custodian bank or agent will forward the proxy and request voting instructions from PIM-PFI. In such cases, the trustee, custodian, or agent will send a copy of the proxy and their request for voting instructions to PIM-PFI's operations unit.

PIM-PFI retains records on all proxies received, votes entered, and voting instructions delivered. Clients may request to see the records for their portfolios at any time.


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For U.S. securities, the proxy is reviewed and voted in accordance with the policy described in the Appendix. In the event that:

1. the proposal is a merger, acquisition or reorganization,
2. the proposal is not addressed in the policy statement, or
3. PIM-PFI is aware of circumstances that would suggest a vote not in accordance with the policy,

The proxy will be referred to the applicable portfolio manager(s) (PM) for all non-index portfolios. For index portfolios, the proxy will be voted the same as for the actively managed accounts where other managers hold the same security, or as otherwise noted within this policy. In cases where the PMs of the actively-managed accounts are voting against policy, or where two or more PMs are not in agreement on a particular vote, the Proxy Voting Committee (described below) will determine how the proxy should be voted.

The proposal will be discussed and in general the vote will follow the recommendation of the largest shareholding portfolio manager. This position will be shared with the other PMs and, if they agree, a unified PIM-PFI vote on the issue will be established, unless a particular client has withheld from PIM-PFI the right to decide how shares held in their advisory account should be voted, or has instructed PIM-PFI to vote on the issue in a specific manner. Depending on the nature and significance of the subject matter, the PM(s) may decide to sell the security. On occasion, PIM-PFI will be in contact with other major shareholders who have an interest in the outcome of a vote. On occasion, we will discuss our votes with company management.

Similarly, proxies for foreign securities are forwarded to PIM-PFI by our global custodial banks. Timeliness of receipt varies widely by market. In some countries, such as the United Kingdom, Hong Kong and Singapore, proxies are usually delivered promptly, enabling us to submit a vote prior to the shareholder meeting.

In others, however (most notably Japan), proxies are usually received after the deadline for submission for votes has passed. As a result, to effectively vote proxies in those markets, PIM-PFI would need to hire a local agent to attend a company's annual meeting. We would evaluate the cost versus the benefit and expect to hire an agent only if there is a critical issue which could significantly affect shareholder value.

In general, we will consider management's overall attention to shareholder issues when contemplating a vote against management. We will generally vote with management who have a demonstrated shareholder orientation, even if the vote would be contrary to one of our specific policies. In making this determination, we will pay particular attention to a company's investor information efforts, as compared to their foreign peers.

In those countries that sequester (block) shares prior to a meeting, we will refrain from voting.

Proxy Voting Committee

A Proxy Voting Committee has been established to set broad policy in this area, to respond to changes in corporate governance, to review the overall exercise of PIM-PFI's proxy voting authority, and to assist in the determination of PIM-PFI's vote on specific issues. The committee will meet as needed and a quorum will consist of three members. Positions will be accepted by a majority vote of members or their designees.

This internal committee is composed of James Sullivan, Chairperson; the High Yield and Corporate investment desk heads; and the head of Credit Research. As of August 1, 2003, those individuals are, respectively:

    Paul Appleby, Steven Kellner, Richard Greenwood


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                      MORGAN STANLEY INVESTMENT MANAGEMENT
                    (CONCERNING VAN KAMPEN ASSET MANAGEMENT)
                       PROXY VOTING POLICY AND PROCEDURES
I.  POLICY STATEMENT

Introduction - Morgan Stanley Investment Management's ("MSIM") policy and procedures for voting proxies ("Policy") with respect to securities held in the accounts of clients applies to those MSIM entities that provide discretionary investment management services and for which a MSIM entity has authority to vote proxies. The Policy will be reviewed and, updated, as necessary, to address new or revised proxy voting issues. The MSIM entities covered by the Policy currently include the following: Morgan Stanley Investment Advisors Inc., Morgan Stanley AIP GP LP, Morgan Stanley Investment Management Inc., Morgan Stanley Investment Management Limited, Morgan Stanley Investment Management Company, Morgan Stanley Asset & Investment Trust Management Co., Limited, Morgan Stanley Investment Management Private Limited, Morgan Stanley Hedge Fund Partners GP LP, Morgan Stanley Hedge Fund Partners LP, Van Kampen Asset Management, and Van Kampen Advisors Inc. (each an "MSIM Affiliate" and collectively referred to as the "MSIM Affiliates").

Each MSIM Affiliate will use its best efforts to vote proxies as part of its authority to manage, acquire and dispose of account assets. With respect to the MSIM registered management investment companies (Van Kampen, Institutional and Advisor Funds)(collectively referred to herein as the "MSIM Funds"), each MSIM Affiliate will vote proxies under this Policy, except for the Morgan Stanley KLD Social Index Fund, which votes proxies pursuant to the Institutional Shareholder Services' Social Investment Research Proxy Voting Guidelines pursuant to authority granted under its applicable investment advisory agreement or, in the absence of such authority, as authorized by the Board of Directors or Trustees of the MSIM Funds. A MSIM Affiliate will not vote proxies if the "named fiduciary" for an ERISA account has reserved the authority for itself, or in the case of an account not governed by ERISA, the investment management or investment advisory agreement does not authorize the MSIM Affiliate to vote proxies. MSIM Affiliates will, in a prudent and diligent manner, vote proxies in the best interests of clients, including beneficiaries of and participants in a client's benefit plan(s) for which the MSIM Affiliates manage assets, consistent with the objective of maximizing long-term investment returns ("Client Proxy Standard"). In certain situations, a client or its fiduciary may provide a MSIM Affiliate with a proxy voting policy. In these situations, the MSIM Affiliate will comply with the client's policy.

PROXY RESEARCH SERVICES - Institutional Shareholder Services ("ISS") and Glass Lewis (together with other proxy research providers as MSIM Affiliates may retain from time to time, the "Research Providers") are independent advisers that specialize in providing a variety of fiduciary-level proxy-related services to institutional investment managers, plan sponsors, custodians, consultants, and other institutional investors. The services provided include in-depth research, global issuer analysis, and voting recommendations. While the MSIM Affiliates may review and utilize the recommendations of the Research Providers in making proxy voting decisions, they are in no way obligated to follow such recommendations. In addition to research, ISS provides vote execution, reporting, and recordkeeping. MSIM's Proxy Review Committee (see Section IV.A. below) will carefully monitor and supervise the services provided by the Research Providers.

VOTING PROXIES FOR CERTAIN NON-U.S. COMPANIES - While the proxy voting process is well established in the United States and other developed markets with a number of tools and services available to assist an investment manager, voting proxies of non-U.S. companies located in certain jurisdictions, particularly emerging markets, may involve a number of problems that may restrict or prevent a MSIM Affiliate's ability to vote such proxies. These problems include, but are not limited to: (i) proxy statements and ballots being written in a language other than English; (ii) untimely and/or inadequate notice of shareholder meetings; (iii) restrictions on the ability of holders outside the issuer's jurisdiction of organization to exercise votes; (iv) requirements to vote proxies in person, (v) the imposition of restrictions on the sale of the securities for a period of time in proximity to the shareholder meeting; and
(vi) requirements to provide local agents with power of attorney to facilitate the MSIM Affiliate's voting instructions. As a result, clients' non-U.S. proxies will be voted on a best efforts basis only, after weighing the costs and benefits to MSIM's clients of voting such proxies, consistent with the Client Proxy Standard. ISS has been retained to provide assistance to the MSIM Affiliates in connection with voting their clients' non-U.S. proxies.


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II. GENERAL PROXY VOTING GUIDELINES

To ensure consistency in voting proxies on behalf of its clients, MSIM Affiliates will follow (subject to any exception set forth herein) this Policy, including the guidelines set forth below. These guidelines address a broad range of issues, including board size and composition, executive compensation, anti-takeover proposals, capital structure proposals and social responsibility issues and are meant to be general voting parameters on issues that arise most frequently. The MSIM Affiliates, however, may, pursuant to the procedures set forth in Section IV. below, vote in a manner that is not in accordance with the following general guidelines, provided the vote is approved by the Proxy Review Committee and is consistent with the Client Proxy Standard. Morgan Stanley AIP GP LP will follow the procedures as described in Appendix A. A MSIM Affiliate will not generally vote a proxy if it has sold the affected security between the record date and the meeting date.

III. GUIDELINES

A. CORPORATE GOVERNANCE MATTERS. The following proposals will generally be voted as indicated below, unless otherwise determined by the Proxy Review Committee.

i. GENERAL.

    1. Generally, routine management proposals will be supported. The following are examples of routine management proposals:
        o Approval of financial statements, director and auditor reports. o General updating/corrective amendments to the charter.
        o Proposals related to the conduct of the annual meeting, except those proposals that relate to the "transaction of such other business which may come before the meeting."

    2. Proposals to eliminate cumulative voting generally will be supported; proposals to establish cumulative voting in the election of directors will not be supported.

    3. Proposals requiring confidential voting and independent tabulation of voting results will be supported.

    4. Proposals requiring a U.S. company to have a separate Chairman and CEO will not be supported. Proposals requiring non-U.S. companies to have a separate Chairman and CEO will be supported.

    5. Proposals by management of non-U.S. companies regarding items that are clearly related to the regular course of business will be supported.

    6. Proposals to require the company to expense stock options will be supported.

    7. Open-ended requests for adjournment generally will not be supported. However, where management specifically states the reason for requesting an adjournment and the requested adjournment is necessary to permit a proposal that would otherwise be supported under this Policy to be carried out (i.e. an uncontested corporate transaction), the adjournment request will be supported.

    8. Proposals to declassify the Board of Directors (if management supports a classified board) generally will not be supported.

    9. Proposal requiring that the company prepare reports that are costly to provide or that would require duplicative efforts or expenditures that are of a non-business nature or would provide no pertinent information from the perspective of institutional shareholders generally will not be supported.

ii. ELECTION OF DIRECTORS. In situations where no conflict exists and where no specific governance deficiency has been noted, unless otherwise determined by the Proxy Review Committee, proxies will be voted in support of nominees of management.

    1. The following proposals generally will be supported:

        o Proposals requiring that a certain percentage (up to 66 2/3%) of the company's board members be independent directors.
        o Proposals requiring that members of the company's compensation, nominating and audit committees be comprised of independent or unaffiliated directors.


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    2. Unless otherwise determined by the Proxy Review Committee, a withhold vote will be made in the following circumstances:

    (a) If a company's board is not comprised of a majority of disinterested directors, a withhold vote will be made for interested directors. A director nominee may be deemed to be interested if the nominee has, or any time during the previous five years had, a relationship with the issuer (e.g., investment banker, counsel or other professional service provider, or familial relationship with a senior officer of the issuer) that may impair his or her independence;
    (b) If a nominee who is interested is standing for election as a member of the company's compensation, nominating or audit committees;
    (c) A direct conflict exists between the interests of the nominee and the public shareholders;
    (d) Where the nominees standing for election have not taken action to implement generally accepted governance practices for which there is a "bright line" test. These would include elimination of dead hand or slow hand poison pills, requiring audit, compensation or nominating committees to be composed of independent directors and requiring a majority independent board;
    (e) A nominee has failed to attend at least 75% of board meetings within a given year without a reasonable excuse; or
    (f) A nominee serves on the board of directors for more than six companies (excluding investment companies).

iii.    AUDITORS

    1. Generally, management proposals for selection or ratification of auditors will be supported. However, such proposals may not be supported if the fees paid to auditors are excessive. Generally, to determine if such fees are excessive, a 50% test will be applied: i.e., non-audit fees should be less that 50% of the total fees paid to the auditor.

    2. Proposals requiring auditors to attend the annual meeting of shareholders will be supported.

    3. Proposals to indemnify auditors will not be supported.

iv. ANTI-TAKEOVER MATTERS

    1. Proposals to modify or rescind existing supermajority vote requirements to amend the charter or bylaws will be supported; proposals to amend by-laws to require a supermajority shareholder vote to pass or repeal certain provisions will not be supported.

    2. Proposals relating to the adoption of anti-greenmail provisions will be supported, provided that the proposal: (i) defines greenmail; (ii) prohibits buyback offers to large block holders (holders of at least 1% of the outstanding shares and in certain cases, a greater amount, as determined by the Proxy Review Committee) not made to all shareholders or not approved by disinterested shareholders; and (iii) contains no anti-takeover measures or other provisions restricting the rights of shareholders.

    3. Proposals requiring shareholder approval or ratification of a shareholder rights plan or poison pill will be supported.

B. CAPITALIZATION CHANGES. The following proposals generally will be voted as indicated below, unless otherwise determined by the Proxy Review Committee.

    1. The following proposals generally will be supported:

        o Proposals relating to capitalization changes that eliminate other classes of stock and/or eliminate unequal voting rights.
        o Proposals to increase the authorization of existing classes of common stock (or securities convertible into common stock) if: (i) a clear and legitimate business purpose is stated; (ii) the number of shares requested is reasonable in relation to the purpose for which authorization is requested; and (iii) the authorization does not exceed 100% of shares currently authorized and at least 30% of the new authorization will be outstanding.
        o Proposals to create a new class of preferred stock or for issuances of preferred stock up to 50% of issued capital.
        o Proposals for share repurchase plans.



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        o Proposals to reduce the number of authorized shares of common or preferred stock, or to eliminate classes of preferred stock.
        o  Proposals to effect stock splits.
        o Proposals to effect reverse stock splits if management proportionately reduces the authorized share amount set forth in the corporate charter. Reverse stock splits that do not adjust proportionately to the authorized share amount generally will be approved if the resulting increase in authorized shares coincides with the proxy guidelines set forth above for common stock increases.

    2. The following proposals generally will not be supported (notwithstanding management support).

        o Proposals relating to capitalization changes that add classes of stock which substantially dilute the voting interests of existing shareholders.
        o Proposals to increase the authorized number of shares of existing classes of stock that carry preemptive rights or supervoting rights.
        o Proposals to create "blank check" preferred stock. o Proposals relating to changes in capitalization by 100% or more.

C. COMPENSATION. The following proposals generally will be voted as indicated below, unless otherwise determined by the Proxy Review Committee.

    1. The following proposals generally will be supported:

        o  Proposals relating to director fees, provided the amounts are not excessive relative to other companies in the country or industry.
        o  Proposals for employee stock purchase plans that permit discounts up to 15%, but only for grants that are part of a broad-based employee plan, including all non-executive employees.
        o Proposals for the establishment of employee stock option plans and other employee ownership plans, provided that our research does not indicate that approval of the plan would be against shareholder interest.
        o Proposals for the establishment of employee retirement and severance plans, provided that our research does not indicate that approval of the plan would be against shareholder interest.
    2. Blanket proposals requiring shareholder approval of all severance agreements will not be supported, however, proposals that require shareholder approval for agreements in excess of three times the annual compensation (salary and bonus) generally will be supported.

    3. Blanket proposals requiring shareholder approval of executive compensation generally will not be supported.

    4. Proposals that request or require disclosure of executive compensation in addition to the disclosure required by the Securities and Exchange Commission ("SEC") regulations generally will not be supported.

D. OTHER RECURRING ITEMS. The following proposals generally will be voted as indicated below, unless otherwise determined by the Proxy Review Committee.

    1. Proposals to add restrictions related to social, political, environmental or special interest issues that do not relate directly to the business of the company and which do not appear to be directed specifically to the business or financial interest of the company generally will not be supported.

    2. Proposals requiring adherence to workplace standards that are not required or customary in market(s) to which the proposals relate will not be supported.

E. ITEMS TO BE REVIEWED BY THE PROXY REVIEW COMMITTEE

The following types of non-routine proposals, which potentially may have a substantive financial or best interest impact on an issuer, will be voted as determined by the Proxy Review Committee.

i.  CORPORATE TRANSACTIONS

        o Proposals relating to mergers, acquisitions and other special corporate transactions (i.e., takeovers, spin-offs, sales of assets, reorganizations, restructurings and recapitalizations) will be examined on a case-by-case basis. In all cases, Research Providers' research and analysis will be used along with MSIM Affiliates' research and analysis, including, among other things, MSIM internal company-specific knowledge. Proposals for mergers or other


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           significant transactions that are friendly and approved by the Research Providers generally will be supported where there is no portfolio manager objections and where there is no material conflict of interest and in those instances will not need to be reviewed by the Proxy Review Committee.


ii. COMPENSATION

        o Proposals relating to change-in-control provisions in non-salary compensation plans, employment contracts, and severance agreements that benefit management and would be costly to shareholders if triggered. With respect to proposals related to severance and change of control situations, MSIM Affiliates will support a maximum of three times salary and bonus.
        o Proposals relating to Executive/Director stock option plans. Generally, stock option plans should be incentive based. The Proxy Review Committee will evaluate the quantitative criteria used by a Research Provider when considering such Research Provider's recommendation. If the Proxy Review Committee determines that the criteria used by the Research Provider is reasonable, the proposal will be supported if it falls within a 5% band above the Research Provider's threshold.
        o Compensation proposals that allow for discounted stock options that have not been offered to employees in general.

iii.    OTHER

        o  Proposals for higher dividend payouts.
        o Proposals recommending set retirement ages or requiring specific levels of stock ownership by directors.
        o Proposals for election of directors, where a director nominee is related to MSIM (i.e. on an MSIM Fund's Board of Directors/Trustees or part of MSIM senior management) must be considered by the Proxy Review Committee. If the proposal relates to a director nominee who is on a Van Kampen Fund's Board of Directors/Trustees, to the extent that the shares of the relevant company are held by a Van Kampen Fund, the Van Kampen Board shall vote the proxies with respect to those shares, to the extent practicable. In the event that the Committee cannot contact the Van Kampen Board in advance of the shareholder meeting, the Committee will vote such shares pursuant to the Proxy Voting Policy.
        o Proposals requiring diversity of board membership relating to broad based social, religious or ethnic groups.
        o Proposals to limit directors' liability and/or broaden indemnification of directors. Generally, the Proxy Review
           Committee will support such proposals provided that the officers and directors are eligible for indemnification and liability protection if they have acted in good faith on company business and were found innocent of any civil or criminal charges for duties performed on behalf of the company.

F. FUND OF FUNDS. Certain Funds advised by an MSIM Affiliate invest only in other MSIM funds. If an underlying fund has a shareholder meeting, in order to avoid any potential conflict of interest, such proposals will be voted in the same proportion as the votes of the other shareholders of the underlying fund, unless otherwise determined by the Proxy Review Committee.

IV. ADMINISTRATION OF POLICY

A. PROXY REVIEW COMMITTEE

    1. The MSIM Proxy Review Committee ("Committee") is responsible for creating and implementing the Policy and, in this regard, has expressly adopted it.

     (a) The Committee, which is appointed by MSIM's Chief Investment Officer ("CIO"), consists of senior investment professionals who represent the different investment disciplines and geographic locations of the firm. The Committee is responsible for establishing MSIM's Policy and determining how MSIM will vote proxies on an ongoing basis.
    (b) The Committee will periodically review and have the authority to amend, as necessary, the Policy and establish and direct voting positions consistent with the Client Proxy Standard.
    (c) The Committee will meet at least monthly to (among other matters): (1) address any outstanding issues relating to the Policy and (2) review proposals at upcoming shareholder meetings of MSIM portfolio companies in accordance with this Policy including, as appropriate, the voting results of prior shareholder meetings of the same issuer where a similar proposal was presented to shareholders. The Committee, or its designee,


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        will timely communicate to ISS MSIM's Policy (and any amendments to them and/or any additional guidelines or procedures it may adopt).
    (d) The Committee will meet on an ad hoc basis to (among other matters): (1) authorize "split voting" (i.e., allowing certain shares of the same issuer that are the subject of the same proxy solicitation and held by one or more MSIM portfolios to be voted differently than other shares) and/or "override voting" (i.e., voting all MSIM portfolio shares in a manner contrary to the Policy); (2) review and approve upcoming votes, as appropriate, for matters for which specific direction has been provided in this Policy; and (3) determine how to vote matters for which specific direction has not been provided in this Policy. Split votes generally will not be approved within a single Global Investor Group investment team. The Committee may take into account Research Providers' recommendations and research as well as any other relevant information they may request or receive, including portfolio manager and/or analyst research, as applicable. Generally, proxies related to securities held in accounts that are managed pursuant to quantitative, index or index-like strategies ("Index Strategies") will be voted in the same manner as those held in actively managed accounts. Because accounts managed using Index Strategies are passively managed accounts, research from portfolio managers and/or analysts related to securities held in these accounts may not be available. If the affected securities are held only in accounts that are managed pursuant to Index Strategies, and the proxy relates to a matter that is not described in this Policy, the Committee will consider all available information from the Research Providers, and to the extent that the holdings are significant, from the portfolio managers and/or analysts.
    (e) In addition to the procedures discussed above, if the Committee determines that an issue raises a potential material conflict of interest, or gives rise to the appearance of a potential material conflict of interest, the Committee will request a special committee to review, and recommend a course of action with respect to, the conflict(s) in question ("Special Committee"). The Special Committee shall be comprised of the Chairperson of the Proxy Review Committee, the Compliance Director for the area of the firm involved or his/her designee, a senior portfolio manager (if practicable, one who is a member of the Proxy Review Committee) designated by the Proxy Review Committee, and MSIM's Chief Investment Officer or his/her designee. The Special Committee may request the assistance of MSIM's General Counsel or his/her designee and will have sole discretion to cast a vote. In addition to the research provided by Research Providers, the Special Committee may request analysis from MSIM Affiliate investment professionals and outside sources to the extent it deems appropriate.
    (f) The Committee and the Special Committee, or their designee(s), will document in writing all of their decisions and actions, which documentation will be maintained by the Committee and the Special Committee, or their designee(s), for a period of at least 6 years. To the extent these decisions relate to a security held by a MSIM U.S. registered investment company, the Committee and Special Committee, or their designee(s), will report their decisions to each applicable Board of Trustees/Directors of those investment companies at each Board's next regularly scheduled Board meeting. The report will contain information concerning decisions made by the Committee and Special Committee during the most recently ended calendar quarter immediately preceding the Board meeting.
    (g) The Committee and Special Committee, or their designee(s), will timely communicate to applicable portfolio managers, the Compliance Departments and, as necessary, to ISS, decisions of the Committee and Special Committee so that, among other things, ISS will vote proxies consistent with their decisions.

B. IDENTIFICATION OF MATERIAL CONFLICTS OF INTEREST

    1. If there is a possibility that a vote may involve a material conflict of interest, the vote must be decided by the Special Committee in consultation with MSIM's General Counsel or his/her designee.

    2. A material conflict of interest could exist in the following situations, among others:

    (a) The issuer soliciting the vote is a client of MSIM or an affiliate of MSIM and the vote is on a material matter affecting the issuer;
    (b) The proxy relates to Morgan Stanley common stock or any other security issued by Morgan Stanley or its affiliates; or
    (c) Morgan Stanley has a
    material pecuniary interest in the matter submitted for a vote (e.g., acting as a financial advisor to a party to a merger or acquisition for which
     Morgan Stanley will be paid a success fee if completed).


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C. PROXY VOTING REPORTS

    (a) MSIM will promptly provide a copy of this Policy to any client requesting them. MSIM will also, upon client request, promptly provide a report indicating how each proxy was voted with respect to securities held in that client's account.
    (b) MSIM's legal department is responsible for filing an annual Form N-PX on behalf of each registered management investment company for which such filing is required, indicating how all proxies were voted with respect to such investment company's holdings.





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                                     PART C

                                OTHER INFORMATION
                              _____________________


ITEM 23. EXHIBITS

Exhibit
Number Description of Exhibit
----------------------------
(a) Agreement and Declaration of Trust, dated July 13, 1999, filed on July 21, 1999 as Exhibit (a) to Registration Statement No. 333-83423, is incorporated by reference.


(b)             By-laws, dated July 13, 1999, filed on July 21, 1999 as Exhibit
                (b) to Registration Statement No. 333-83423, is incorporated by reference.


(c)             Not Applicable


(d)(1) Investment Management Agreement, dated April 27, 2001, between USAllianz Advisers, LLC and USAllianz Variable Insurance Products Trust, filed on October 24, 2001 as Exhibit (d)(2)(i) to Registrant's Post-Effective Amendment No. 7, is incorporated by reference.


(d)(1)(i) Amended Schedule A, dated November 29, 2006, to Investment Management Agreement between USAllianz Advisers, LLC and USAllianz Variable Insurance Products Trust, dated April 27, 2001, filed on December 27, 2006 as Exhibit (d)(1)(i) to Registrant's Post-Effective Amendment No. 20, is incorporated by reference.


(d)(1)(ii) Attachment 1 dated November 29, 2006 to Schedule A, dated November 29, 2006, to the Investment Management Agreement dated April 27, 2001, filed on December 27, 2006 as Exhibit (d)(1)(ii) to Registrant's Post-Effective Amendment No. 20, is incorporated by reference.


(d)(2) Portfolio Management Agreement, dated May 1, 2002, between USAllianz Advisers, LLC, USAllianz Variable Insurance Products Trust, and A I M Capital Management, Inc., filed on December 27, 2006 as Exhibit (d)(2) to Registrant's Post-Effective Amendment No. 20, is incorporated by reference.


(d)(2)(i) Amendment, dated September 8, 2003, to the Portfolio Management Agreement dated May 1, 2002, between USAllianz Advisers, LLC, USAllianz Variable Insurance Products Trust, and A I M Capital Management, Inc., filed on December 27, 2006 as Exhibit
                (d)(2)(i) to Registrant's Post-Effective Amendment No. 20, is incorporated by reference.


(d)(2)(ii) Amended Schedule A, dated March 28, 2005, to the Portfolio Management Agreement dated May 1, 2002, between USAllianz Advisers, LLC, USAllianz Variable Insurance Products Trust, and A I M Capital Management, Inc., filed on December 27, 2006 as Exhibit (d)(2)(ii) to Registrant's Post-Effective Amendment No. 20, is incorporated by reference.


(d)(3) Subadvisory Agreement, dated July 6, 2006, between Allianz Life Advisers, LLC and Columbia Management Advisers, LLC, filed on December 27, 2006 as Exhibit (d)(3) to Registrant's Post-Effective Amendment No. 20, is incorporated by reference.


(d)(4) Portfolio Management Agreement, dated March 8, 2004, between USAllianz Advisers, LLC, USAllianz Variable Insurance Products Trust, and Davis Selected Advisers, L.P., filed on December 27, 2006 as Exhibit (d)(4) to Registrant's Post-Effective Amendment No. 20, is incorporated by reference.


(d)(4)(i) Amendment, dated March 8, 2004, to the Portfolio Management Agreement dated March 8, 2004, between USAllianz Advisers, LLC, USAllianz Variable Insurance Products Trust, and Davis Selected Advisers, L.P., filed on December 27, 2006 as Exhibit (d)(4)(i) to Registrant's Post-Effective Amendment No. 20, is incorporated by reference.


(d)(5) Portfolio Management Agreement, dated May 1, 2004, between USAllianz Advisers, LLC, USAllianz Variable Insurance Products Trust, and The Dreyfus Corporation, filed on December 27, 2006 as Exhibit (d)(5) to Registrant's Post-Effective Amendment No. 20, is incorporated by reference.


(d)(5)(i) Amendment, dated May 1, 2004, to the Portfolio Management Agreement dated May 1, 2004, between USAllianz Advisers, LLC, USAllianz Variable Insurance Products Trust, and The Dreyfus Corporation, filed on December 27, 2006 as Exhibit (d)(5)(i) to Registrant's Post-Effective Amendment No. 20, is incorporated by reference.


(d)(6) Subadvisory Agreement, dated December 27, 2006, between Allianz Life Advisers, LLC and First Trust Advisors L.P., filed on December 27, 2006 as Exhibit (d)(6) to Registrant's Post-Effective Amendment No. 20, is incorporated by reference.


(d)(7) Portfolio Management Agreement, dated March 8, 2004, between USAllianz Advisers, LLC, USAllianz Variable Insurance Products Trust, and Founders Asset Management LLC, filed on December 27, 2006 as Exhibit (d)(7) to Registrant's Post-Effective Amendment No. 20, is incorporated by reference.


(d)(8) Portfolio Management Agreement, dated April 12, 2005, between USAllianz Advisers, LLC, USAllianz Variable Insurance Products Trust, and Franklin Advisory Services, LLC, filed on December 27, 2006 as Exhibit (d)(8) to Registrant's Post-Effective Amendment No. 20, is incorporated by reference.


(d)(9) Portfolio Management Agreement, dated April 29, 2005, between USAllianz Advisers, LLC, USAllianz Variable Insurance Products Trust, and Jennison Associates LLC, filed on December 27, 2006 as Exhibit (d)(9) to Registrant's Post-Effective Amendment No. 20, is incorporated by reference.


(d)(10) Portfolio Management Agreement, dated July 27, 2004 between USAllianz Advisers LLC, USAllianz Variable Insurance Products Trust, and Legg Mason Funds Management, Inc., filed on February 2, 2005 as Exhibit (d)(15) to Registrant's Post-Effective Amendment No. 14, is incorporated by reference.


(d)(10)(i) First Amendment to Portfolio Management Agrement and Amended Schedule A, dated April 4, 2005, to Portfolio Management Agreement dated July 27, 2004, between USAllianz Advisers LLC, USAllianz Variable Insurance Products Trust, and Legg Mason Funds Management, Inc., filed on December 27, 2006 as Exhibit
                (d)(10)(i) to Registrant's Post-Effective Amendment No. 20, is incorporated by reference.


(d)(11) Subadvisory Agreement, dated May 1, 2006, between Allianz Life Advisers, LLC and Neuberger Berman Management Inc., filed on April 27, 2006 as Exhibit (d)(17) to Registrant's Post-Effective Amendment No. 17, is incorporated by reference.


(d)(12) Subadvisory Agreement, dated ______, 2007, between Allianz Life Advisers, LLC and Nicholas-Applegate Capital Management LLC, to be filed by amendment.


(d)(13) Subadvisory Agreement, dated August 24, 2006, between Allianz Life Advisers, LLC, and Oppenheimer Capital, LLC, filed on December 27, 2006 as Exhibit (d)(12) to Registrant's Post-Effective Amendment No. 20, is incorporated by reference.


(d)(14) Subadvisory Agreement, dated May 1, 2006, between Allianz Life Advisers, LLC and OppenheimerFunds, Inc., filed on April 27, 2006 as Exhibit (d)(20) to Registrant's Post-Effective Amendment No. 17, is incorporated by reference.


(d)(14)(i) Amended Schedule A, dated August 28, 2006, to the Subadvisory Agreement dated May 1, 2006, between Allianz Life Advisers, LLC and OppenheimerFunds, Inc., filed on December 27, 2006 as Exhibit (d)(13)(i) to Registrant's Post-Effective Amendment No. 20, is incorporated by reference.


(d)(15) Subadvisory Agreement, dated May 1, 2006, between Allianz Life Advisers, LLC and Pacific Investment Management Company LLC, filed on April 27, 2006 as Exhibit (d)(18) to Registrant's Post-Effective Amendment No. 17, is incorporated by reference.


(d)(16) Portfolio Management Agreement, dated November 18, 2002, between USAllianz Advisers, LLC, USAllianz Variable Insurance Products Trust, and Prudential Investment Management, Inc., filed on December 27, 2006 as Exhibit (d)(15) to Registrant's Post-Effective Amendment No. 20, is incorporated by reference.


(d)(16)(i) Amendment, dated September 8, 2003, to the Portfolio Management Agreement dated November 18, 2002, between USAllianz Advisers, LLC, USAllianz Variable Insurance Products Trust, and Prudential Investment Management, Inc., filed on December 27, 2006 as Exhibit (d)(15)(i) to Registrant's Post-Effective Amendment No. 20, is incorporated by reference.


(d)(17) Portfolio Management Agreement, dated December 1, 2005, between USAllianz Advisers, LLC, USAllianz Variable Insurance Products Trust, and Salomon Brothers Asset Management Inc, filed on April 27, 2006 as Exhibit (d)(13) to Registrant's Post-Effective Amendment No. 17, is incorporated by reference.


(d)(17)(i) First Amendment to Portfolio Management Agreement, dated September 30, 2006, to the Portfolio Management Agreement dated December 1, 2005, between USAllianz Advisers, LLC, USAllianz Variable Insurance Products Trust, and Salomon Brothers Asset Management Inc, filed on December 27, 2006 as Exhibit (d)(16)(i) to Registrant's Post-Effective Amendment No. 20, is incorporated by reference.


(d)(18) Subadvisory Agreement, dated ______, 2007, between Allianz Life Advisers, LLC and Schroder Investment Management North America Inc, to be filed by amendment.


(d)(19) Subadvisory Agreement, dated May 1, 2006, between Allianz Life Advisers, LLC and Van Kampen Asset Management, filed on April 27, 2006 as Exhibit (d)(19) to Registrant's Post-Effective Amendment No. 17, is incorporated by reference.


(e)(1) Distribution Agreement, dated December 15, 2005, between USAllianz Variable Insurance Products Trust and BISYS Fund Services Limited Partnership, filed on December 27, 2006 as Exhibit (e)(1) to Registrant's Post-Effective Amendment No. 20, is incorporated by reference.


(e)(1)(i) Amended Schedule A, dated November 29, 2006, to the Distribution Agreement, dated December 15, 2005, between USAllianz Variable Insurance Products Trust and BISYS Fund Services Limited Partnership, filed on December 27, 2006 as Exhibit (e)(1)(i) to Registrant's Post-Effective Amendment No. 20, is incorporated by reference.


(e)(1)(ii) Amended Exhibit A, dated November 29, 2006, to the Schedule B Distribution Plan of the Distribution Agreement, dated December 15, 2005, between USAllianz Variable Insurance Products Trust and BISYS Fund Services Limited Partnership, filed on December 27, 2006 as Exhibit (e)(1)(ii) to Registrant's Post-Effective Amendment No. 20, is incorporated by reference.


(e)(2) Distribution Services Agreement, dated December 15, 2005, between USAllianz Advisers, LLC and BISYS Fund Services Limited Partnership, filed on December 27, 2006 as Exhibit (e)(2) to Registrant's Post-Effective Amendment No. 20, is incorporated by reference.


(e)(3) Participation Agreement Amended and Restated, dated December 2, 2004, between USAllianz Variable Insurance Products Trust, Allianz Life Insurance Company of North America, and BISYS Fund Services Limited Partnership, filed on December 27, 2006 as Exhibit (e)(3) to Registrant's Post-Effective Amendment No. 20, is incorporated by reference.


(e)(3)(i) Amendment to Participation Agreement dated November 29, 2006 to the Participation Agreement dated December 2, 2004, between USAllianz Variable Insurance Products Trust, Allianz Life Insurance Company of North America, and BISYS Fund Services Limited Partnership, filed on December 27, 2006 as Exhibit
                (e)(3)(i) to Registrant's Post-Effective Amendment No. 20, is incorporated by reference.


(e)(4) Participation Agreement Amended and Restated, dated December 2, 2004, between USAllianz Variable Insurance Products Trust, Allianz Life Insurance Company of New York, and BISYS Fund Services Limited Partnership, filed on December 27, 2006 as Exhibit (e)(4) to Registrant's Post-Effective Amendment No. 20, is incorporated by reference.


(e)(4)(i) Amendment to Participation Agreement dated November 29, 2006 to the Participation Agreement dated December 2, 2004, between USAllianz Variable Insurance Products Trust, Allianz Life Insurance Company of New York, and BISYS Fund Services Limited Partnership, filed on December 27, 2006 as Exhibit (e)(4)(i) to Registrant's Post-Effective Amendment No. 20, is incorporated by reference.


(f)             N/A


(g) Custody Agreement Amended and Restated, dated May 31, 2001, between USAllianz Variable Insurance Products Trust and The Northern Trust Company, filed on December 27, 2006 as Exhibit
                (g) to Registrant's Post-Effective Amendment No. 20, is incorporated by reference.


(h)(1) Amended and Restated Services Agreement, dated November 1, 2006 between Allianz Variable Insurance Products Trust and BISYS Fund Services Ohio, Inc., filed on December 27, 2006 as Exhibit
                (h)(1) to Registrant's Post-Effective Amendment No. 20, is incorporated by reference.


(h)(1)(i) Amended Schedule A, dated November 29, 2006 to the Amended and Restated Services Agreement, dated November 1, 2006, between Allianz Variable Insurance Products Trust and BISYS Fund Services Ohio, Inc., filed on December 27, 2006 as Exhibit
                (h)(1)(i) to Registrant's Post-Effective Amendment No. 20, is incorporated by reference.


(h)(2) Administrative Services Agreement, dated November 1, 2006, by and among Allianz Variable Insurance Products Trust, Allianz Variable Insurance Products Fund of Funds Trust, and Allianz Life Advisers LLC, filed on December 27, 2006 as Exhibit (h)(2) to Registrant's Post-Effective Amendment No. 20, is incorporated by reference.


(h)(3) Chief Compliance Officer Agreement, dated November 1, 2006, by and among Allianz Variable Insurance Products Trust, Allianz Variable Insurance Products Fund of Funds Trust, and Allianz Life Advisers LLC, filed on December 27, 2006 as Exhibit (h)(3) to Registrant's Post-Effective Amendment No. 20, is incorporated by reference.


(h)(4) Compliance Services Agreement, dated November 1, 2006, by and among Allianz Variable Insurance Products Trust, Allianz Variable Insurance Products Fund of Funds Trust, and Allianz Life Advisers LLC, filed on December 27, 2006 as Exhibit (h)(4) to Registrant's Post-Effective Amendment No. 20, is incorporated by reference.

(h)(5) Expense Limitation Agreement, dated May 1, 2004 between USAllianz Advisers LLC and USAllianz Variable Insurance Products Trust, filed on April 28, 2004 as Exhibit (h)(6) to Registrant's Post-Effective Amendment No. 13, is incorporated by reference.


(h)(5)(i) Schedule A dated October 24, 2006 and effective May 1, 2006 through April 30, 2007 to the Expense Limitation Agreement, dated May 1, 2004 between USAllianz Variable Insurance Products Trust and USAllianz Advisers, LLC, filed on May 1, 2006, filed on December 27, 2006 as Exhibit (h)(5)(i) to Registrant's Post-Effective Amendment No. 20, is incorporated by reference.


(h)(6) Securities Lending Authorization Agreement, dated August 4, 2003, between USAllianz Variable Insurance Products Trust and The Northern Trust Company, filed on April 28, 2004 as Exhibit
                (h)(7) to Registrant's Post-Effective Amendment No. 13, is incorporated by reference.


(h)(6)(i) Amended Schedule C, dated January 1, 2006, to the Securities Lending Authorization Agreement, dated August 4, 2003, between USAllianz Variable Insurance Products Trust and The Northern Trust Company, filed on December 27, 2006 as Exhibit (h)(6)(i) to Registrant's Post-Effective Amendment No. 20, is incorporated by reference.


(h)(7) Securities Lending Authorization Agreement, dated December 16, 2004, between Dresdner Bank AG, New York Branch and USAllianz Variable Insurance Products Trust, , filed on April 29, 2005 as Exhibit (h)(8) to Registrant's Post-Effective Amendment No. 15, is incorporated by reference.


(h)(8) Brokerage Transaction Agreement dated February 6, 2003 between Lynch, Jone & Ryan Inc., and USAllianz Investor Services, filed on December 27, 2006 as Exhibit (h)(8) to Registrant's Post-Effective Amendment No. 20, is incorporated by reference.


(i) Opinion and consent of counsel, filed on December 27, 2006 as Exhibit (i) to Registrant's Post-Effective Amendment No. 20, is incorporated by reference.


(j) Consent of Independent Registered Public Accounting Firm, to be filed by amendment.


(k)             N/A


(l)             N/A


(m) Rule 12b-1 Plan of Distribution, filed on October 26, 1999 as Exhibit (m) to Registrant's Pre-Effective Amendment No. 2, is incorporated by reference.


(n) Rule 18f-3 Multiple Class Plan, filed on December 27, 2006 as Exhibit (n) to Registrant's Post-Effective Amendment No. 20, is incorporated by reference.


(p)(1) Code of Ethics of Allianz Life Advisers, LLC, revised July 27, 2006, filed on December 27, 2006 as Exhibit (p)(1) to Registrant's Post-Effective Amendment No. 20, is incorporated by reference.


(p)(2) Code of Ethics of BISYS Fund Services, L.P., dated January 1, 2006, filed on December 27, 2006 as Exhibit (p)(2) to Registrant's Post-Effective Amendment No. 20, is incorporated by reference.


(p)(3)(i) Code of Ethics of A I M Capital Management, Inc., amended effective February 16, 2006, filed on December 27, 2006 as Exhibit (p)(3)(i) to Registrant's Post-Effective Amendment No. 20, is incorporated by reference.

(p)(3)(ii) Code of Ethics of Allianz Global Investors of America L.P., effective July 31, 2006, filed on December 27, 2006 as Exhibit
                (p)(3)(ii) to Registrant's Post-Effective Amendment No. 20, is incorporated by reference..


(p)(3)(iii) Code of Ethics of Citigroup Asset Management - North America, as amended September 13, 2005, filed on December 27, 2006 as Exhibit (p)(3)(iii) to Registrant's Post-Effective Amendment No. 20, is incorporated by reference.


(p)(3)(iv) Code of Ethics of Columbia Management Advisors, LLC, effective January 1, 2006, filed on December 27, 2006 as Exhibit
                (p)(3)(iv) to Registrant's Post-Effective Amendment No. 20, is incorporated by reference.


(p)(3)(v) Code of Ethics of Davis Selected Advisers, L.P., as amended effective February 1, 2005, filed on April 29, 2005 as Exhibit
                (p)(1)(ix) to Registrant's Post-Effective Amendment No. 15, is incorporated by reference.


(p)(3)(vi) Code of Ethics of First Trust Advisers, L.P., dated as of May 31, 2006, filed on December 27, 2006 as Exhibit (p)(3)(vi) to Registrant's Post-Effective Amendment No. 20, is incorporated by reference.


(p)(3)(vii) Code of Ethics of Franklin Advisory Services, LLC, revised May 2006, filed on December 27, 2006 as Exhibit (p)(3)(vii) to Registrant's Post-Effective Amendment No. 20, is incorporated by reference.


(p)(3)(viii)    Code of Ethics of Jennison Associates LLC, as amended October 5,
                2005, filed on April 27, 2006 as Exhibit (p)(1)(xi) to
                Registrant's Post-Effective Amendment No. 17, is incorporated by reference.


(p)(3)(ix) Code of Ethics of Legg Mason Capital Management, Inc., dated February 28, 2006, filed on December 27, 2006 as Exhibit
                (p)(3)(ix) to Registrant's Post-Effective Amendment No. 20, is incorporated by reference.


(p)(3)(x) Code of Ethics of Mellon Financial Corporation, dated February 2006, filed on December 27, 2006 as Exhibit (p)(3)(x) to Registrant's Post-Effective Amendment No. 20, is incorporated by reference.


(p)(3)(xi) Code of Ethics of Morgan Stanley, restated as of April 26, 2006, filed on December 27, 2006 as Exhibit (p)(3)(xi) to Registrant's Post-Effective Amendment No. 20, is incorporated by reference.


(p)(3)(xii) Code of Ethics of Neuberger Berman Management Inc., effective September 2006, filed on December 27, 2006 as Exhibit
                (p)(3)(xii) to Registrant's Post-Effective Amendment No. 20, is incorporated by reference


(p)(3)(xiii)    Code of Ethics of Nicholas-Applegate Capital Management LLC,
                effective _______________, to be filed by amendment.


(p)(3)(xiv) Code of Ethics of Pacific Investment Management Company LLC, filed on April 27, 2006 as Exhibit (p)(1)(xvi) to Registrant's Post-Effective Amendment No. 17, is incorporated by reference.


(p)(3)(xv) Code of Ethics of OppenheimerFunds, Inc., dated as of March 31, 2006, filed on December 27, 2006 as Exhibit (p)(3)(xiv) to Registrant's Post-Effective Amendment No. 20, is incorporated by reference.


(p)(3)(xvi) Code of Ethics of Prudential Investment Management, Inc., filed on December 27, 2006 as Exhibit (p)(3)(xv) to Registrant's Post-Effective Amendment No. 20, is incorporated by reference.


(p)(3)(xvii)    Code of Ethics of Schroder Investment Management North America
                Inc, effective _______________, to be filed by amendment.


(q) Powers of Attorney, filed on February 3, 2006 as Exhibit (q) to Registrant's Post-Effective Amendment No. 16, is incorporated by reference.


(r)             Company Organizational Chart, filed on April 29, 2005 as Exhibit
                (r) to Registrant's Post-Effective Amendment No. 15, is incorporated by reference.


ITEM 24. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT

The Company organizational chart is incorporated in this filing as Exhibit (r).

ITEM 25. INDEMNIFICATION

         The Trust's Agreement and Declaration of Trust provides that the Trust will indemnify its Trustees and officers against liabilities and expenses incurred in connection with litigation in which they may be involved because of their offices with the Trust, except if it is determined in the manner specified in the Agreement and Declaration of Trust that they have not acted in good faith in the reasonable belief that their actions were in or not opposed to the best interests of the Trust or that such indemnification would relieve any officer or Trustee of any liability to the Trust or its shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of his or her duties or, in a criminal proceeding, such Trustee or officers had reasonable cause to believe their conduct was unlawful. The Trust, at its expense, provides liability insurance for the benefit of its Trustees and officers.

         Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 26. BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER                        REGISTRATION NO.

1.   A I M Capital  Management,  Inc. - this information is included in the Form         801-15211
     ADV filed by A I M Capital  Management,  Inc. and is incorporated herein by reference.

2.   Allianz Life Advisers, LLC- this  information  is included in Form ADV filed        801-60167
     with the SEC by Allianz Life Advisers and is incorporated by reference herein.

3.   Columbia Management Advisers, LLC - this information is included in Form ADV        801-50372
     filed with the SEC by Columbia Management Advisers, LLC and is incorporated by reference herein.

4.   Davis Selected  Advisers,  L.P. - this  information is included in Form ADV         801-53272
     filed with the SEC by Davis  Selected  Advisers,  L.P. and is  incorporated herein by reference.

5.   The Dreyfus  Corporation - this  information  is included in Form ADV filed          801-8147
     with the SEC by The  Dreyfus  Corporation  and is  incorporated  herein  by reference.

6.   First Trust Advisors L.P. - this  information  is included in Form ADV filed        801-39950
     with the SEC by First Trust Advisors L.P. and is  incorporated  herein  by reference

7.   Founders Asset Management LLC - this information is included in Form ADV            801-55220
     filed with the SEC by Founders Asset Management LLC and is incorporated by reference herein.

8.   Franklin Advisory Services, LLC - this information is included in Form ADV          801-51967
     filed with the SEC by Franklin Advisory Services, LLC and is incorporated herein by reference.

9.   Jennison Associates LLC - this information is included in Form ADV filed             801-5608
     with the SEC by Jennison Associates LLC and is incorporated herein by reference.

10.  Legg Mason Capital Management, Inc. - this information is included in Form          801-18115
     ADV filed with the SEC by Legg Mason Capital Management, Inc. and is incorporated herein by reference.

11.  Neuberger Berman Management Inc. - this information is included in Form ADV          801-8259
     filed with the SEC by Neuberger Berman Management Inc. and is incorporated herein by reference.

12.  Nicholas-Applegate Capital Management LLC - this information is included in         801-21442
     Form ADV filed with the SEC by Nicholas-Applegate Capital Management LLC and is incorporated herein by reference.

13.  Oppenheimer Capital LLC - this  information  is included in the Form ADV            801-10708
     filed with the SEC by Oppenheimer Capital  LLC and is  incorporated  by reference herein.

14.  OppenheimerFunds, Inc. - this information is included in the Form ADV filed          801-8253
     with  the SEC by  OppenheimerFunds,  Inc.  and is  incorporated  herein  by reference.

15.  Pacific Investment Management Company LLC - this information is included in         801-48187
     Form ADV filed with the SEC by Pacific Investment Management Company LLC and
     is incorporated herein by reference.

16.  Prudential  Investment  Management,  Inc. - this information is included in         801-22808
     Form ADV filed with the SEC by Prudential Investment  Management,  Inc. and is incorporated herein by reference.

17.  Salomon Brothers Asset Management Inc - this information is included in             801-43335
     Form ADV filed with the SEC by Salomon Brothers Asset Management, Inc and is incorporated herein by reference.

18.  Schroder Investment Management North America Inc - this information is              801-15834
     included in Form ADV filed with the SEC by Schroder Investment Management
     North America Inc and is incorporated herein by reference.

19.  Van Kampen Asset  Management - this information is included in the Form              801-1669
     ADV  filed  with  the  SEC by  Van  Kampen  Asset  Management  and is incorporated by reference herein.




ITEM 27. PRINCIPAL UNDERWRITER

         (a) BISYS Fund Services LP ("BISYS" or the "Distributor") acts as principal underwriter for the following investment companies:

Allianz Variable Insurance Products Fund of Funds Trust
Allianz Variable Insurance Products Trust
American Independence Funds Trust
American Performance Funds
The Bjurman, Barry Funds
Capital One Funds
The Coventry Group
Coventry Funds Trust
Excelsior Funds, Inc.
Excelsior Funds Trust
Excelsior Tax-Exempt Funds, Inc.
First Focus Funds, Inc.
Giant 5 Funds
The Hirtle Callaghan Trust
HSBC Advisor Funds Trust
HSBC Investor Funds
Legacy Funds Group
Pacific Capital Funds
STI Classic Funds
STI Classic Variable Trust
The Blue Fund Group
Vintage Mutual Funds, Inc.


BISYS is registered with the Securities and Exchange Commission as a broker-dealer and is a member of the National Association of Securities Dealers. BISYS' main address is 100 SUMMER ST. 15TH FLOOR, Boston, Massachusetts 02110. Office of Supervisory Jurisdiction (OSJ) Branch is at 3435 Stelzer Road, Columbus, Ohio 43219. BISYS is an indirect wholly-owned subsidiary of The BISYS Group, Inc.


     (b)     Officers and Directors.

             Name and Principal           Position
             Business Address             with Underwriter
             -----------------------      ---------------------
                Brian K. Bey                President and Director
                Elliott Dobin               Secretary
                Andrew H. Byer              Chief Compliance Officer
                Wayne A. Rose               Assistant Chief Compliance Officer
                James E. (Ed) Pike          Financial and Operations Principal

     (c)     Not applicable.


ITEM 28. LOCATION OF ACCOUNTS AND RECORDS

         Registrant's accounts and records required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the Rules thereunder are in the physical possession of the following:


        BISYS Fund Services
        3435 Stelzer Road, Columbus, Ohio 43219
              31a-1(a)
              31a-1(b)(2)A, B, C and D
              31a-1(b) 5, 6, 8, 9, 10, 11, 12
              31a-2(a) 1 and 2
              31a-2(c)

        BISYS Fund Services
        60 State Street, Suite 1300, Boston MA 02109
              31a-1(b)4

        Allianz Life Advisers, LLC
        5701 Golden Hills Drive, Minneapolis, Minnesota 55416
              31a-1(b) 11
              31a-1(c)

        A I M Capital Management, Inc.
        11 Greenway Plaza, Suite 106, Houston, Texas  77046
              31a-1(b)
              31a-1(c)
              31a-1(e)
              31a-2(b)
              31a-2(d)

        Columbia Management Advisors, LLC
        100 Federal Street, Boston, MA 02110
              31a-1(b)
              31a-1(c)
              31a-1(e)
              31a-2(b)
              31a-2(d)

         Davis Selected Advisers, L.P.
         2949 East Elvira Road, Suite 101 Tucson, Arizona 85706
              31a-1(b)
              31a-1(c)
              31a-1(e)
              31a-2(b)
              31a-2(d)

         The Dreyfus Corporation
         200 Park Avenue, New York, New York 10166
              31a-1(b)
              31a-1(c)
              31a-1(e)
              31a-2(b)
              31a-2(d)

         First Trust Advisers L.P.
         101 Warrenville Rd, Ste 300, Lisle, IL 60532
              31a-1(b)
              31a-1(c)
              31a-1(e)
              31a-2(b)
              31a-2(d)

         Founders Asset Management LLC
         210 University Blvd., Ste 800, Denver, CO 80206
              31a-1(b)
              31a-1(c)
              31a-1(e)
              31a-2(b)
              31a-2(d)

         Franklin Advisory Services, LLC
         One Parker Plaza, Ninth Floor, Fort Lee, New Jersey 07024
              31a-1(b)
              31a-1(c)
              31a-1(e)
              31a-2(b)
              31a-2(d)

         Jennison Associates LLC
         466 Lexington Avenue, New York, NY 10017
              31a-1(b)
              31a-1(c)
              31a-1(e)
              31a-2(b)
              31a-2(d)

         Legg Mason Capital Management, Inc.
         100 Light Street, Baltimore Maryland 21202
              31a-1(b)
              31a-1(c)
              31a-1(e)
              31a-2(b)
              31a-2(d)

         Neuberger Berman Management Inc.
         605 Third Avenue 2nd Floor, New York, NY 10158-0180
              31a-1(b)
              31a-1(c)
              31a-1(e)
              31a-2(b)
              31a-2(d)

         Nicholas-Applegate Capital Management LLC
         600 West Broadway, Ste 2900, San Diego, CA  92101
              31a-1(b)
              31a-1(c)
              31a-1(e)
              31a-2(b)
              31a-2(d)

         Oppenheimer Capital LLC
         1345 Avenue of the Americas, 48th Floor, New York, NY 10105
              31a-1(b)
              31a-1(c)
              31a-1(e)
              31a-2(b)
              31a-2(d)

         OppenheimerFunds, Inc.
         498 Seventh Avenue, New York, NY  10018
              31a-1(b)
              31a-1(c)
              31a-1(e)
              31a-2(b)
              31a-2(d)

         Pacific Investment Management Company LLC
         840 Newport Center Drive, Newport Beach, CA 92660
              31a-1(b)
              31a-1(c)
              31a-1(e)
              31a-2(b)
              31a-2(d)

         Prudential Investment Management, Inc.
         Two Gateway Plaza, Newark, New Jersey, 07102
              31a-1(f)

         Salomon Brothers Asset Management Inc
         399 Park Avenue, New York, NY 10022
              31a-1(b)
              31a-1(c)
              31a-1(e)
              31a-2(b)
              31a-2(d)

         Schroder Investment Management North America Inc.
         875 Third Avenue, 22nd Floor, New York, NY 10022
              31a-1(b)
              31a-1(c)
              31a-1(e)
              31a-2(b)
              31a-2(d)

         Van Kampen Asset Management Inc.
         1221 Avenue of the Americas, New York, New York 10020
              31a-1(b)
              31a-1(c)
              31a-1(e)
              31a-2(b)
              31a-2(d)

ITEM 29. MANAGEMENT SERVICES

         N/A

ITEM 30. UNDERTAKINGS

         N/A

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and Investment Company Act of 1940, the Registrant has duly caused this Registration Statement to be signed below on its behalf by the undersigned, thereunto duly authorized, in the City of Golden Valley, in the State of Minnesota on the 2nd day of February, 2007.


                                          ALLIANZ VARIABLE INSURANCE
                                          PRODUCTS TRUST

                                          By:  /s/ Brian Muench
                                          ------------------------------------
                                          Brian Muench, Vice President

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement of Allianz Variable Insurance Products Trust has been signed below by the following persons in the capacities indicated on February 2, 2007.


SIGNATURE                                    TITLE
----------                                   -----


/s/ Harrison Conrad*                         Trustee
- -------------------------------------
Harrison Conrad

/s/ Roger A. Gelfenbein*                     Trustee
- -------------------------------------
Roger A. Gelfenbein

/s/ Arthur C. Reeds III*                     Trustee
- -------------------------------------
Arthur C. Reeds III

/s/ Troy Sheets                              Treasurer (principal financial and
- -------------------------------------      accounting officer)
Troy Sheets

/s/ Claire R. Leonardi*                      Trustee
- -------------------------------------
Claire R. Leonardi

/s/ Dickson W. Lewis*                        Trustee
- -------------------------------------
Dickson W. Lewis

/s/ Peter W. McClean*                        Trustee
- -------------------------------------
Peter W. McClean

/s/ Jeffrey Kletti*                          Trustee and President
- -------------------------------------      (Principal Executive Officer)
Jeffrey Kletti



By: /s/ H. Bernt von Ohlen
------------------------------------------
        H. Bernt von Ohlen, Senior Counsel

*Pursuant to powers of attorney filed as Exhibit (q) to this Registration
Statement


                                    EXHIBITS
                                       TO
                        POST-EFFECTIVE AMENDMENT NO. 21
                                       TO
                                   FORM N-1A
                  ALLIANZ  VARIABLE INSURANCE PRODUCTS TRUST


INDEX TO EXHIBITS

TO BE FILED BY AMENDMENT